UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund: iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service: The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 02/28/2027

Date of reporting period: 08/31/2026

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.
iShares 0-3 Month Treasury Bond ETF

SGOV | NYSE

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about iShares 0-3 Month Treasury Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 0-3 Month Treasury Bond ETF	$5	0.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$105,195,535,911
Number of Portfolio Holdings...
24
Portfolio Turnover Rate...
0%

What did the Fund invest in?

(as of August 31, 2026)

Maturity allocation

Ten largest holdings

Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Year...
100.0%
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bills, 3.70%, 10/20/26...
9.3%
U.S. Treasury Bills, 3.84%, 09/22/26...
7.8
U.S. Treasury Bills, 3.71%, 10/13/26...
7.8
U.S. Treasury Bills, 3.72%, 09/29/26...
6.2
U.S. Treasury Bills, 0.00%, 10/27/26...
6.2
U.S. Treasury Bills, 3.67%, 09/01/26...
6.1
U.S. Treasury Bills, 3.70%, 09/15/26...
5.5
U.S. Treasury Bills, 3.87%, 10/29/26...
4.7
U.S. Treasury Bills, 3.79%, 10/01/26...
4.6
U.S. Treasury Bills, 3.76%, 10/06/26...
4.3
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 0-3 Month Treasury Bond ETF

Semi-Annual Shareholder Report — August 31, 2026

SGOV-08/26-SAR

iShares 1-3 Year Treasury Bond ETF

SHY | NASDAQ

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about iShares 1-3 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 1-3 Year Treasury Bond ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$25,765,474,377
Number of Portfolio Holdings...
91
Portfolio Turnover Rate...
27%

What did the Fund invest in?

(as of August 31, 2026)

Maturity allocation

Ten largest holdings

Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
1-2 Years...
56.2%
2-3 Years...
43.8
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Notes, 1.25%, 04/30/28...
2.0%
U.S. Treasury Notes, 3.63%, 08/31/29...
1.8
U.S. Treasury Notes, 3.50%, 01/31/28...
1.7
U.S. Treasury Notes, 1.25%, 06/30/28...
1.6
U.S. Treasury Notes, 4.63%, 04/30/29...
1.5
U.S. Treasury Notes, 4.50%, 05/31/29...
1.5
U.S. Treasury Notes, 4.25%, 06/30/29...
1.5
U.S. Treasury Notes, 4.25%, 02/15/28...
1.4
U.S. Treasury Notes, 3.38%, 09/15/27...
1.4
U.S. Treasury Notes, 3.88%, 10/15/27...
1.4
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 1-3 Year Treasury Bond ETF

Semi-Annual Shareholder Report — August 31, 2026

SHY-08/26-SAR

iShares 3-7 Year Treasury Bond ETF

IEI | NASDAQ

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about iShares 3-7 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 3-7 Year Treasury Bond ETF	$7	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$17,687,175,261
Number of Portfolio Holdings...
84
Portfolio Turnover Rate...
18%

What did the Fund invest in?

(as of August 31, 2026)

Maturity allocation

Ten largest holdings

Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
3-4 Years...
30.5%
4-5 Years...
32.0
5-6 Years...
19.7
6-7 Years...
17.8
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Notes, 4.38%, 11/30/30...
2.9%
U.S. Treasury Notes, 1.88%, 02/15/32...
2.3
U.S. Treasury Notes, 4.00%, 02/28/30...
2.3
U.S. Treasury Notes, 1.38%, 11/15/31...
2.3
U.S. Treasury Notes, 4.13%, 08/31/30...
2.3
U.S. Treasury Notes, 3.38%, 05/15/33...
2.2
U.S. Treasury Notes, 1.25%, 08/15/31...
2.1
U.S. Treasury Notes, 3.50%, 02/15/33...
2.1
U.S. Treasury Notes, 1.63%, 05/15/31...
2.1
U.S. Treasury Notes, 2.88%, 05/15/32...
2.1
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 3-7 Year Treasury Bond ETF

Semi-Annual Shareholder Report — August 31, 2026

IEI-08/26-SAR

iShares 7-10 Year Treasury Bond ETF

IEF | NASDAQ

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about iShares 7-10 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 7-10 Year Treasury Bond ETF	$7	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$42,130,391,245
Number of Portfolio Holdings...
17
Portfolio Turnover Rate...
22%

What did the Fund invest in?

(as of August 31, 2026)

Maturity allocation

Ten largest holdings

Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
6-7 Years...
3.9%
7-8 Years...
30.4
8-9 Years...
34.2
9-10 Years...
31.5
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Notes, 4.13%, 02/15/36...
9.4%
U.S. Treasury Notes, 4.63%, 02/15/35...
8.8
U.S. Treasury Notes, 4.38%, 05/15/36...
8.8
U.S. Treasury Notes, 4.25%, 11/15/34...
8.7
U.S. Treasury Notes, 4.00%, 11/15/35...
8.6
U.S. Treasury Notes, 4.38%, 05/15/34...
8.4
U.S. Treasury Notes, 4.25%, 08/15/35...
8.3
U.S. Treasury Notes, 4.25%, 05/15/35...
8.3
U.S. Treasury Notes, 4.00%, 02/15/34...
8.2
U.S. Treasury Notes, 4.50%, 11/15/33...
7.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 7-10 Year Treasury Bond ETF

Semi-Annual Shareholder Report — August 31, 2026

IEF-08/26-SAR

iShares 10-20 Year Treasury Bond ETF

TLH | NYSE Arca

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about iShares 10-20 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 10-20 Year Treasury Bond ETF	$7	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$11,110,488,273
Number of Portfolio Holdings...
62
Portfolio Turnover Rate...
7%

What did the Fund invest in?

(as of August 31, 2026)

Maturity allocation

Ten largest holdings

Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
10-11 Years...
0.9%
11-12 Years...
1.2
12-13 Years...
1.9
13-14 Years...
7.3
14-15 Years...
11.1
15-16 Years...
12.3
16-17 Years...
19.4
17-18 Years...
19.5
18-19 Years...
13.1
19-20 Years...
13.3
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bonds, 4.50%, 02/15/44...
4.0%
U.S. Treasury Bonds, 4.13%, 08/15/44...
4.0
U.S. Treasury Bonds, 3.88%, 05/15/43...
3.6
U.S. Treasury Bonds, 4.63%, 11/15/45...
3.4
U.S. Treasury Bonds, 4.00%, 11/15/42...
3.4
U.S. Treasury Bonds, 4.75%, 02/15/45...
3.4
U.S. Treasury Bonds, 4.38%, 08/15/43...
3.3
U.S. Treasury Bonds, 4.75%, 11/15/43...
3.2
U.S. Treasury Bonds, 3.88%, 02/15/43...
3.2
U.S. Treasury Bonds, 3.38%, 08/15/42...
3.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 10-20 Year Treasury Bond ETF

Semi-Annual Shareholder Report — August 31, 2026

TLH-08/26-SAR

iShares 20+ Year Treasury Bond ETF

TLT | NASDAQ

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about iShares 20+ Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 20+ Year Treasury Bond ETF	$7	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$47,302,387,899
Number of Portfolio Holdings...
48
Portfolio Turnover Rate...
14%

What did the Fund invest in?

(as of August 31, 2026)

Maturity allocation

Ten largest holdings

Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
15-20 Years...
0.1%
20-25 Years...
33.8
25-30 Years...
66.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bonds, 4.75%, 05/15/55...
4.5%
U.S. Treasury Bonds, 4.63%, 05/15/54...
4.3
U.S. Treasury Bonds, 4.13%, 08/15/53...
4.2
U.S. Treasury Bonds, 4.75%, 02/15/56...
4.2
U.S. Treasury Bonds, 4.25%, 02/15/54...
4.1
U.S. Treasury Bonds, 5.00%, 05/15/56...
4.0
U.S. Treasury Bonds, 4.25%, 08/15/54...
4.0
U.S. Treasury Bonds, 4.75%, 11/15/53...
4.0
U.S. Treasury Bonds, 4.63%, 02/15/55...
3.8
U.S. Treasury Bonds, 4.63%, 11/15/55...
3.8
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 20+ Year Treasury Bond ETF

Semi-Annual Shareholder Report — August 31, 2026

TLT-08/26-SAR

iShares 25+ Year Treasury STRIPS Bond ETF

GOVZ | Cboe BZX Exchange

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about iShares 25+ Year Treasury STRIPS Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 25+ Year Treasury STRIPS Bond ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$326,855,897
Number of Portfolio Holdings...
21
Portfolio Turnover Rate...
10%

What did the Fund invest in?

(as of August 31, 2026)

Maturity allocation

Ten largest holdings

Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
20-25 Years...
5.6%
25-30 Years...
94.4
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bonds Principal STRIPS, 0.00%, 02/15/52...
7.4%
U.S. Treasury Bonds Principal STRIPS, 0.00%, 08/15/51...
5.6
U.S. Treasury Bonds Principal STRIPS, 0.00%, 11/15/51...
5.6
U.S. Treasury Bonds Principal STRIPS, 0.00%, 08/15/52...
5.2
U.S. Treasury Bonds Principal STRIPS, 0.00%, 05/15/53...
5.2
U.S. Treasury Bonds Principal STRIPS, 0.00%, 02/15/53...
5.2
U.S. Treasury Bonds Principal STRIPS, 0.00%, 11/15/52...
5.2
U.S. Treasury Bonds Principal STRIPS, 0.00%, 08/15/53...
5.1
U.S. Treasury Bonds Principal STRIPS, 0.00%, 11/15/53...
5.1
U.S. Treasury Bonds Principal STRIPS, 0.00%, 05/15/54...
5.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 25+ Year Treasury STRIPS Bond ETF

Semi-Annual Shareholder Report — August 31, 2026

GOVZ-08/26-SAR

iShares 0-1 Year Treasury Bond ETF

SHV | NYSE

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about iShares 0-1 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 0-1 Year Treasury Bond ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$20,831,961,437
Number of Portfolio Holdings...
64
Portfolio Turnover Rate...
48%

What did the Fund invest in?

(as of August 31, 2026)

Portfolio composition

Ten largest holdings

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
100.0%
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bills, 3.96%, 01/14/27...
4.8%
U.S. Treasury Bills, 3.63%, 10/29/26...
4.4
U.S. Treasury Bills, 3.73%, 10/13/26...
3.7
U.S. Treasury Bills, 3.83%, 12/15/26...
3.5
U.S. Treasury Bills, 3.84%, 10/27/26...
3.4
U.S. Treasury Bills, 3.82%, 12/22/26...
3.4
U.S. Treasury Bills, 3.70%, 10/01/26...
3.3
U.S. Treasury Bills, 3.71%, 11/12/26...
3.2
U.S. Treasury Bills, 3.93%, 01/07/27...
3.2
U.S. Treasury Bills, 3.94%, 12/31/26...
3.1
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 0-1 Year Treasury Bond ETF

Semi-Annual Shareholder Report — August 31, 2026

SHV-08/26-SAR

iShares 1-10 Year Treasury Bond ETF

GOVM | Cboe BZX Exchange

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about iShares 1-10 Year Treasury Bond ETF (the “Fund”) for the period of May 12, 2026 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 1-10 Year Treasury Bond ETF	$2Footnote Reference(a)	0.05%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$4,964,576
Number of Portfolio Holdings...
196
Portfolio Turnover Rate...
9%

What did the Fund invest in?

(as of August 31, 2026)

Maturity allocation

Ten largest holdings

Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Year...
0.1%
1-2 Years...
25.7
2-3 Years...
19.1
3-4 Years...
13.3
4-5 Years...
14.6
5-6 Years...
8.1
6-7 Years...
7.6
7-8 Years...
3.8
8-9 Years...
4.2
9-10 Years...
3.5
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Notes, 4.13%, 02/15/36...
1.5%
U.S. Treasury Notes, 4.63%, 02/15/35...
1.1
U.S. Treasury Notes, 4.25%, 11/15/34...
1.1
U.S. Treasury Notes, 4.25%, 05/15/35...
1.0
U.S. Treasury Notes, 4.25%, 08/15/35...
1.0
U.S. Treasury Notes, 4.00%, 11/15/35...
1.0
U.S. Treasury Notes, 4.38%, 05/15/34...
1.0
U.S. Treasury Notes, 1.63%, 05/15/31...
1.0
U.S. Treasury Notes, 1.38%, 11/15/31...
1.0
U.S. Treasury Notes, 1.88%, 02/15/32...
1.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 1-10 Year Treasury Bond ETF

Semi-Annual Shareholder Report — August 31, 2026

GOVM-08/26-SAR

iShares California Muni Bond ETF

CMF | NYSE Arca

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about iShares California Muni Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares California Muni Bond ETF	$4	0.08%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$4,629,464,401
Number of Portfolio Holdings...
1,735
Portfolio Turnover Rate...
6%

What did the Fund invest in?

(as of August 31, 2026)

Credit quality allocation

Ten largest holdings

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
12.6%
AA+...
9.5
AA...
19.2
AA-...
31.5
A+...
4.4
A...
2.9
A-...
0.1
BBB+...
0.1
Not Rated...
19.7
Table Summary
Security	Percent of TotaI InvestmentsFootnote Reference(a)
Orange County Water District, Series 2003A, COP, VRDN, 1.93%, 09/09/26...
0.6%
San Francisco City & County Airport Comm-San Francisco International Airport, Series 2018C, RB, VRDN, 2.05%, 09/09/26...
0.5
State of California, GO, 5.00%, 11/01/31...
0.5
Anaheim Housing & Public Improvements Authority, Series 2024-A, RB, VRDN, 2.40%, 09/02/26...
0.5
Los Angeles Unified School District, Series 2024A, GO, 5.00%, 07/01/31...
0.5
State of California, GO, 5.00%, 10/01/28...
0.5
University of California, Series 2023BN, RB, 5.50%, 05/15/40...
0.4
Irvine Ranch Water District, Series 2011A-1, VRDN, 2.40%, 09/02/26...
0.4
California Educational Facilities Authority, Series U-6, RB, 5.00%, 05/01/45...
0.4
San Mateo County Transit District Sales Tax, Series 2020B, RB, VRDN, 2.30%, 09/02/26...
0.4
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares California Muni Bond ETF

Semi-Annual Shareholder Report — August 31, 2026

CMF-08/26-SAR

iShares National Muni Bond ETF

MUB | NYSE Arca

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about iShares National Muni Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares National Muni Bond ETF	$2	0.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$45,378,300,619
Number of Portfolio Holdings...
7,056
Portfolio Turnover Rate...
5%

What did the Fund invest in?

(as of August 31, 2026)

Credit quality allocation

Ten largest states

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
21.4%
AA+...
20.0
AA...
16.6
AA-...
15.4
A+...
6.2
A...
7.0
A-...
0.8
BBB+...
0.4
BBB...
0.4
Not Rated...
11.8
Table Summary
State	Percent of TotaI InvestmentsFootnote Reference(a)
New York ...
21.2%
California ...
17.9
Texas ...
11.9
Illinois ...
4.6
Massachusetts ...
4.1
New Jersey ...
3.9
Washington ...
3.4
Pennsylvania ...
3.3
Florida ...
3.2
Connecticut ...
2.2
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares National Muni Bond ETF

Semi-Annual Shareholder Report — August 31, 2026

MUB-08/26-SAR

iShares New York Muni Bond ETF

NYF | NYSE Arca

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about iShares New York Muni Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares New York Muni Bond ETF	$4	0.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$1,457,082,987
Number of Portfolio Holdings...
937
Portfolio Turnover Rate...
3%

What did the Fund invest in?

(as of August 31, 2026)

Credit quality allocation

Ten largest holdings

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
23.4%
AA+...
19.6
AA...
20.3
AA-...
12.6
A+...
1.3
A...
9.5
A-...
0.2
BBB...
0.1
Not Rated...
13.0
Table Summary
Security	Percent of TotaI InvestmentsFootnote Reference(a)
Battery Park City Authority, Series 2019D-1, RB, VRDN, 2.99%, 09/02/26...
0.8%
New York State Dormitory Authority, Series 2019A, RB, 4.00%, 07/01/45...
0.8
New York State Dormitory Authority, Series 2009A, RB, VRDN, 2.40%, 09/09/26...
0.7
Metropolitan Transportation Authority, Series 2025B, RB, 5.00%, 11/15/29...
0.7
Port Authority of New York & New Jersey, Series 245, RB, 5.00%, 09/01/49...
0.7
Triborough Bridge & Tunnel Authority, Series 2024B-1, RB, 5.25%, 05/15/54...
0.5
New York State Thruway Authority, Series 2025A, RB, 5.00%, 03/15/53...
0.5
Battery Park City Authority, Series 2025, RB, 5.25%, 11/01/55...
0.5
New York State Dormitory Authority, Series 2025A, RB, 5.00%, 03/15/39...
0.4
Port Authority of New York & New Jersey, Series 244, RB, 5.00%, 07/15/41...
0.4
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares New York Muni Bond ETF

Semi-Annual Shareholder Report — August 31, 2026

NYF-08/26-SAR

iShares Long-Term National Muni Bond ETF

LMUB | NYSE Arca

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about iShares Long-Term National Muni Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Long-Term National Muni Bond ETF	$4	0.08%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$1,596,205,558
Number of Portfolio Holdings...
846
Portfolio Turnover Rate...
14%

What did the Fund invest in?

(as of August 31, 2026)

Credit quality allocation

Ten largest states

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
18.4%
AA+...
21.9
AA...
18.5
AA-...
13.4
A+...
5.5
A...
6.2
A-...
1.0
BBB+...
0.3
BBB...
0.3
Not Rated...
14.5
Table Summary
State	Percent of TotaI InvestmentsFootnote Reference(a)
New York ...
22.0%
California ...
17.4
Texas ...
15.2
Massachusetts ...
3.7
Florida ...
3.7
Washington ...
3.5
Illinois ...
3.3
New Jersey ...
2.7
Pennsylvania ...
2.6
District of Columbia ...
2.1
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Long-Term National Muni Bond ETF

Semi-Annual Shareholder Report — August 31, 2026

LMUB-08/26-SAR

iShares Short-Term National Muni Bond ETF

SUB | NYSE Arca

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about iShares Short-Term National Muni Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short-Term National Muni Bond ETF	$4	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$11,636,406,157
Number of Portfolio Holdings...
2,983
Portfolio Turnover Rate...
12%

What did the Fund invest in?

(as of August 31, 2026)

Credit quality allocation

Ten largest states

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
26.3%
AA+...
17.8
AA...
16.1
AA-...
13.4
A+...
7.4
A...
6.0
A-...
0.4
BBB+...
0.2
BBB...
0.1
Not Rated...
12.3
Table Summary
State	Percent of TotaI InvestmentsFootnote Reference(a)
California ...
14.1%
New York ...
13.8
Texas ...
13.4
Illinois ...
4.4
Washington ...
4.1
Florida ...
3.9
New Jersey ...
3.8
Maryland ...
3.1
Pennsylvania ...
2.8
Massachusetts ...
2.8
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Short-Term National Muni Bond ETF

Semi-Annual Shareholder Report — August 31, 2026

SUB-08/26-SAR

iShares Agency Bond ETF

AGZ | NYSE Arca

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about iShares Agency Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Agency Bond ETF	$10	0.19%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$632,653,874
Number of Portfolio Holdings...
106
Portfolio Turnover Rate...
4%

What did the Fund invest in?

(as of August 31, 2026)

Portfolio composition

Maturity allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
94.9%
U.S. Treasury Obligations...
3.3
Corporate Bonds...
1.4
Foreign Government Obligations...
0.4
Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Years...
7.3%
1-5 Years...
73.5
5-10 Years...
11.9
10-15 Years...
3.5
15-20 Years...
1.0
More than 20 Years...
2.8
Footnote	Description
Footnote(a)	Excludes short-term securities.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Agency Bond ETF

Semi-Annual Shareholder Report — August 31, 2026

AGZ-08/26-SAR

iShares BBB Rated Corporate Bond ETF

LQDB | NYSE Arca

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about iShares BBB Rated Corporate Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares BBB Rated Corporate Bond ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$59,333,542
Number of Portfolio Holdings...
1,778
Portfolio Turnover Rate...
22%

What did the Fund invest in?

(as of August 31, 2026)

Credit quality allocation

Maturity allocation

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
A-...
3.5%
BBB+...
37.4
BBB...
38.7
BBB-...
18.8
BB+...
0.9
Not Rated...
0.7
Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Years...
5.7%
1-5 Years...
37.5
5-10 Years...
27.3
10-15 Years...
5.8
15-20 Years...
5.8
More than 20 Years...
17.9
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares BBB Rated Corporate Bond ETF

Semi-Annual Shareholder Report — August 31, 2026

LQDB-08/26-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
AUGUST 31, 2026
2026 Semi-Annual
Financial Statements and
Additional Information (Unaudited)
iShares Trust
iShares 0-3 Month Treasury Bond ETF | SGOV | NYSE
iShares 0-1 Year Treasury Bond ETF | SHV | NYSE
iShares 1-3 Year Treasury Bond ETF | SHY | NASDAQ
iShares 1-10 Year Treasury Bond ETF | GOVM | Cboe BZX
iShares 3-7 Year Treasury Bond ETF | IEI | NASDAQ
iShares 7-10 Year Treasury Bond ETF | IEF | NASDAQ
iShares 10-20 Year Treasury Bond ETF | TLH | NYSE Arca
iShares 20+ Year Treasury Bond ETF | TLT | NASDAQ
iShares 25+ Year Treasury STRIPS Bond ETF | GOVZ | Cboe BZX

Page
2

Schedule of Investments
(unaudited)
August 31, 2026
iShares
®
0-3 Month Treasury Bond ETF
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.65%
(a) (b) (c)
................ 1,483,931,962 $ 1,483,931,962
Total Money Market Funds — 1 .4%
(Cost: $ 1,483,931,962 ) ............................ 1,483,931,962
Par (000)
Pa r (000)
U.S. Treasury Obligations — 109.5%
U.S. Treasury Bills
(d)
3.67% , 09/01/26
(e)
................. USD 7,028,009 7,028,009,200
3.66% , 09/03/26
(e)
................. 3,732,440 3,731,693,812
3.68% , 09/08/26 .................. 1,576,770 1,575,661,021
3.70% , 09/10/26 .................. 4,582,519 4,578,357,277
3.70% , 09/15/26 .................. 6,365,043 6,356,098,905
3.70% , 09/17/26 .................. 4,009,010 4,002,525,507
3.84% , 09/22/26
(e)
................. 9,054,732 9,035,465,550
3.75% , 09/24/26 .................. 1,879,635 1,875,251,704
3.72% , 09/29/26
(e)
................. 7,194,839 7,174,125,889
3.79% , 10/01/26 .................. 5,284,004 5,267,693,483
3.76% , 10/06/26 .................. 4,977,731 4,959,861,145
3.79% , 10/08/26 .................. 1,057,900 1,053,859,372
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.71% , 10/13/26 .................. USD 8,987,019 $ 8,948,221,169
3.82% , 10/15/26 .................. 4,367,909 4,348,068,909
3.70% , 10/20/26 .................. 10,765,635 10,711,103,168
3.79% , 10/22/26 .................. 3,175,596 3,158,796,669
0.00% , 10/27/26 .................. 7,208,000 7,166,073,875
3.87% , 10/29/26 .................. 5,487,449 5,454,292,811
3.81% , 11/05/26 .................. 4,412,960 4,383,140,350
3.80% , 11/12/26 .................. 2,475,984 2,457,473,049
3.78% , 11/19/26 .................. 4,672,459 4,634,111,299
3.78% , 11/27/26 .................. 3,892,386 3,857,172,939
0.00% , 12/03/26 .................. 3,478,000 3,444,185,597
Total U.S. Treasury Obligations — 109 .5%
(Cost: $ 115,202,936,937 ) ........................... 115,201,242,700
Total Short-Term Securities — 110.9%
(Cost: $ 116,686,868,899 ) ........................... 116,685,174,662
Total Investments — 110 .9%
(Cost: $ 116,686,868,899 ) ........................... 116,685,174,662
Liabilities in Excess of Other Assets — (10.9) % ............ (11,489,638,751)
Net Assets — 100.0% ...............................
$ 105,195,535,911
(a)
Affiliate of the Fund.
(b)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(c)
Annualized 7-day yield as of period end.
(d)
Rates are discount rates or a range of discount rates as of period end.
(e)
All or a portion of this security is on loan.
Affiliated Issuer
Value at
02/28/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
Shares
Held at
08/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 616,487,154 $ 867,444,808
(a)
$ — $ — $ — $ 1,483,931,962 1,483,931,962 $ 11,562,916
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
0-3 Month Treasury Bond ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Money Market Funds ...................................... $ 1,483,931,962 $ — $ — $ 1,483,931,962
U.S. Treasury Obligations ................................... — 115,201,242,700 — 115,201,242,700
$ 1,483,931,962 $ 115,201,242,700 $ — $ 116,685,174,662

Schedule of Investments
(unaudited)
August 31, 2026
iShares
®
0-1 Year Treasury Bond ETF
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
3.50% , 09/30/26 .................. USD 364,533 $ 364,386,945
4.13% , 10/31/26 - 01/31/27 ........... 304,005 304,142,127
1.25% , 11/30/26 .................. 201,314 200,012,147
1.50% , 01/31/27 .................. 256,963 254,328,323
1.88% , 02/28/27 .................. 250,158 247,579,374
4.50% , 04/15/27 - 05/15/27 ........... 300,647 301,416,058
3.75% , 04/30/27 .................. 151,360 151,011,162
2.38% , 05/15/27 .................. 200,996 198,564,422
0.50% , 05/31/27 .................. 150,798 146,815,893
2.63% , 05/31/27 .................. 150,798 149,139,123
3.88% , 05/31/27 .................. 150,585 150,292,451
3.25% , 06/30/27 .................. 299,621 297,382,423
Total Long-Term Investments — 13 .3%
(Cost: $ 2,767,238,064 ) ............................ 2,765,070,448
Shares
Shares
Short-Term Securities
Money Market Funds — 2.4%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.65%
(a) (b) (c)
................ 501,238,246 501,238,246
Total Money Market Funds — 2 .4%
(Cost: $ 501,238,246 ) .............................. 501,238,246
Par (000)
Pa r (000)
U.S. Treasury Obligations — 90.1%
U.S. Treasury Bills
(d)
3.66% , 09/01/26 .................. 479,072 479,072,000
3.63% , 09/03/26
(e)
................. 402,415 402,334,317
3.67% , 09/08/26 .................. 655,517 655,056,176
3.62% , 09/10/26 .................. 358,051 357,726,243
3.69% , 09/15/26 .................. 607,279 606,425,757
3.66% , 09/17/26 .................. 51,024 50,941,769
3.82% , 09/22/26
(e)
................. 582,165 580,926,463
3.72% , 09/24/26 .................. 634,480 633,000,431
3.71% , 09/29/26
(e)
................. 377,544 376,456,874
3.70% , 10/01/26 .................. 704,555 702,379,674
3.70% , 10/06/26 .................. 51,162 50,978,328
3.71% , 10/08/26 .................. 50,241 50,048,906
3.73% , 10/13/26 .................. 807,007 803,522,946
3.70% , 10/15/26 .................. 50,862 50,631,172
3.71% , 10/20/26 .................. 379,552 377,629,524
3.68% , 10/22/26 .................. 51,375 51,103,511
3.84% , 10/27/26 .................. 745,695 741,357,086
3.63% , 10/29/26 .................. 949,421 943,684,853
3.70% , 11/05/26 .................. 68,824 68,359,334
3.86% , 11/10/26 .................. 499,366 495,748,975
3.71% , 11/12/26 .................. 699,408 694,179,086
3.71% , 11/19/26 .................. 451,147 447,444,536
3.92% , 11/24/26 .................. 401,548 398,049,707
3.63% , 11/27/26 .................. 576,794 571,576,302
3.95% , 12/01/26 .................. 287,827 285,114,408
3.76% , 12/03/26 .................. 51,243 50,744,797
3.86% , 12/08/26 .................. 585,287 579,300,246
3.79% , 12/10/26 .................. 51,076 50,543,113
3.83% , 12/15/26 .................. 759,276 750,929,537
3.78% , 12/17/26 .................. 51,003 50,432,110
3.82% , 12/22/26 .................. 749,248 740,400,027
3.60% , 12/24/26
(e)
................. 625,348 617,815,552
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
0.00% , 12/29/26 .................. USD 563,000 $ 555,891,309
3.94% , 12/31/26 .................. 680,620 671,881,220
3.93% , 01/07/27 .................. 695,528 686,138,066
3.96% , 01/14/27 .................. 1,046,324 1,031,378,957
3.93% , 01/21/27 .................. 496,873 489,397,402
4.04% , 01/28/27
(e)
................. 56,493 55,594,460
3.96% , 02/04/27 .................. 224,171 220,444,585
3.93% , 02/11/27 .................. 183,990 180,780,909
3.68% , 02/18/27 .................. 110,531 108,520,582
3.89% , 02/25/27 .................. 55,687 54,630,505
0.00% , 03/04/27 .................. 351,000 344,103,110
3.64% , 03/18/27
(e)
................. 109,952 107,672,321
3.74% , 04/15/27 .................. 13,699 13,366,730
3.82% , 05/13/27 .................. 98,751 96,064,396
3.92% , 06/10/27 .................. 350,518 339,812,420
4.04% , 07/08/27 .................. 51,892 50,132,984
4.06% , 08/05/27 .................. 52,497 50,541,913
Total U.S. Treasury Obligations — 90 .1%
(Cost: $ 18,772,759,380 ) ............................ 18,770,265,629
Total Short-Term Securities — 92.5%
(Cost: $ 19,273,997,626 ) ............................ 19,271,503,875
Total Investments — 105 .8%
(Cost: $ 22,041,235,690 ) ............................ 22,036,574,323
Liabilities in Excess of Other Assets — (5.8) % ............. (1,204,612,886)
Net Assets — 100.0% ...............................
$ 20,831,961,437
(a)
Affiliate of the Fund.
(b)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(c)
Annualized 7-day yield as of period end.
(d)
Rates are discount rates or a range of discount rates as of period end.
(e)
All or a portion of this security is on loan.

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
0-1 Year Treasury Bond ETF
6
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
02/28/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
Shares
Held at
08/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 652,331,204 $ — $ (151,092,958)
(a)
$ — $ — $ 501,238,246 501,238,246 $ 3,190,295
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 2,765,070,448 $ — $ 2,765,070,448
Short-Term Securities
Money Market Funds ...................................... 501,238,246 — — 501,238,246
U.S. Treasury Obligations ................................... — 18,770,265,629 — 18,770,265,629
$ 501,238,246 $ 21,535,336,077 $ — $ 22,036,574,323

Schedule of Investments
(unaudited)
August 31, 2026
iShares
®
1-3 Year Treasury Bond ETF
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
3.38% , 09/15/27
(a)
................. USD 360,352 $ 357,315,699
0.38% , 09/30/27 .................. 246,276 236,328,457
3.50% , 09/30/27 - 03/15/29 ........... 2,627,543 2,586,498,466
4.13% , 09/30/27 - 07/15/29 ........... 2,187,498 2,178,449,357
3.88% , 10/15/27 - 05/15/29 ........... 2,630,870 2,610,969,492
0.50% , 10/31/27 .................. 188,514 180,531,131
2.25% , 11/15/27 .................. 268,477 262,132,427
0.63% , 11/30/27 - 12/31/27 ........... 629,168 600,463,122
3.38% , 11/30/27 - 09/15/28 ........... 600,475 591,687,368
4.00% , 12/15/27 - 07/31/29 ........... 1,548,190 1,537,245,976
4.25% , 01/15/28 - 08/15/29 ........... 1,864,369 1,859,798,030
0.75% , 01/31/28 .................. 362,678 345,166,977
2.75% , 02/15/28 - 05/31/29 ........... 559,996 543,530,307
1.13% , 02/29/28 - 08/31/28 ........... 703,577 666,157,475
4.00% , 02/29/28
(a)
................. 259,052 257,878,071
1.25% , 03/31/28 - 09/30/28 ........... 2,046,402 1,939,399,993
3.63% , 03/31/28 - 08/31/29 ........... 1,359,597 1,338,354,830
3.75% , 04/15/28 - 12/31/28 ........... 943,921 933,674,296
2.88% , 05/15/28 - 04/30/29 ........... 954,850 927,299,100
1.00% , 07/31/28 .................. 344,712 323,732,572
4.38% , 08/31/28 - 11/30/28 ........... 572,942 573,116,285
4.63% , 09/30/28 - 04/30/29 ........... 658,971 662,632,415
1.38% , 10/31/28 - 12/31/28 ........... 621,338 582,078,760
4.88% , 10/31/28 .................. 285,187 288,150,068
3.13% , 11/15/28 - 08/31/29 ........... 581,910 564,109,678
1.50% , 11/30/28 .................. 312,407 293,393,916
1.75% , 01/31/29 .................. 280,694 263,907,558
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.63% , 02/15/29 - 07/31/29 ........... USD 476,599 $ 455,963,945
1.88% , 02/28/29 .................. 270,308 254,427,405
2.38% , 03/31/29 - 05/15/29 ........... 484,992 460,774,220
4.50% , 05/31/29 .................. 381,914 382,868,885
3.25% , 06/30/29 .................. 203,295 197,100,468
1.63% , 08/15/29 .................. 150,000 138,615,234
Total Long-Term Investments — 98 .6%
(Cost: $ 25,638,414,456 ) ............................ 25,393,751,983
Shares
Shares
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.65%
(b) (c) (d)
................ 337,109,189 337,109,189
Total Short-Term Securities — 1 .3%
(Cost: $ 337,109,189 ) .............................. 337,109,189
Total Investments — 99 .9%
(Cost: $ 25,975,523,645 ) ............................ 25,730,861,172
Other Assets Less Liabilities — 0.1% .................... 34,613,205
Net Assets — 100.0% ...............................
$ 25,765,474,377
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(d)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/28/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
Shares
Held at
08/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 436,167,760 $ — $ (99,058,571)
(a)
$ — $ — $ 337,109,189 337,109,189 $ 1,540,927
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
1-3 Year Treasury Bond ETF
8
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 25,393,751,983 $ — $ 25,393,751,983
Short-Term Securities
Money Market Funds ...................................... 337,109,189 — — 337,109,189
$ 337,109,189 $ 25,393,751,983 $ — $ 25,730,861,172

Schedule of Investments
(unaudited)
August 31, 2026
iShares
®
1-10 Year Treasury Bond ETF
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
6.13% , 11/15/27 - 08/15/29 ........... USD 13 $ 13,189
5.50% , 08/15/28 .................. 5 4,699
5.25% , 11/15/28 - 02/15/29 ........... 9 8,778
6.25% , 05/15/30 .................. 7 7,003
5.38% , 02/15/31 .................. 6 6,637
4.50% , 02/15/36 .................. 10 10,090
U.S. Treasury Notes
0.38% , 07/31/27 - 09/30/27 ........... 23 22,175
0.50% , 08/31/27 - 10/31/27 ........... 27 25,984
3.13% , 08/31/27 - 08/31/29 ........... 48 46,124
3.38% , 09/15/27 - 05/15/33 ........... 175 170,782
3.50% , 09/30/27 - 02/15/33 ........... 429 418,726
4.13% , 09/30/27 - 02/15/36 ........... 510 500,473
3.88% , 10/15/27 - 08/15/34 ........... 571 558,384
2.25% , 11/15/27 .................. 25 24,604
0.63% , 11/30/27 - 08/15/30 ........... 143 128,608
4.00% , 12/15/27 - 11/15/35 ........... 470 459,892
4.25% , 01/15/28 - 08/15/35 ........... 446 439,236
0.75% , 01/31/28 .................. 27 25,506
2.75% , 02/15/28 - 08/15/32 ........... 91 84,947
1.13% , 02/29/28 - 02/15/31 ........... 109 99,264
1.25% , 03/31/28 - 08/15/31 ........... 193 177,754
3.63% , 03/31/28 - 09/30/31 ........... 241 235,193
3.75% , 04/15/28 - 02/28/33 ........... 255 248,975
2.88% , 05/15/28 - 05/15/32 ........... 126 119,779
1.00% , 07/31/28 .................. 26 24,042
4.38% , 08/31/28 - 05/15/36 ........... 268 264,697
4.63% , 09/30/28 - 02/15/35 ........... 148 148,263
1.38% , 10/31/28 - 11/15/31 ........... 106 94,739
4.88% , 10/31/28 - 10/31/30 ........... 34 34,825
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.50% , 11/30/28 - 02/15/30 ........... USD 58 $ 53,197
1.75% , 01/31/29 - 11/15/29 ........... 57 53,129
2.63% , 02/15/29 - 07/31/29 ........... 46 44,205
1.88% , 02/28/29 - 02/15/32 ........... 76 67,807
2.38% , 03/31/29 - 05/15/29 ........... 54 51,103
4.50% , 05/31/29 - 11/15/33 ........... 89 89,103
3.25% , 06/30/29 .................. 17 16,094
1.63% , 08/15/29 - 05/15/31 ........... 92 82,847
0.88% , 11/15/30 .................. 51 44,363
Total Long-Term Investments — 98 .8%
(Cost: $ 4,949,403 ) ............................... 4,905,216
Shares
Shares
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.65%
(a) (b)
................. 34,451 34,451
Total Short-Term Securities — 0 .7%
(Cost: $ 34,451 ) ................................. 34,451
Total Investments — 99 .5%
(Cost: $ 4,983,854 ) ............................... 4,939,667
Other Assets Less Liabilities — 0.5% .................... 24,909
Net Assets — 100.0% ...............................
$ 4,964,576
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
05/12/26
(a)
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
Shares
Held at
08/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ — $ 34,451
(b)
$ — $ — $ — $ 34,451 34,451 $ 193 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
1-10 Year Treasury Bond ETF
10
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 4,905,216 $ — $ 4,905,216
Short-Term Securities
Money Market Funds ...................................... 34,451 — — 34,451
$ 34,451 $ 4,905,216 $ — $ 4,939,667

Schedule of Investments
(unaudited)
August 31, 2026
iShares
®
3-7 Year Treasury Bond ETF
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
3.88% , 09/30/29 - 08/15/33 ........... USD 2,230,093 $ 2,168,616,793
4.00% , 10/31/29 - 01/31/33 ........... 1,763,123 1,727,785,179
4.13% , 10/31/29 - 04/30/33 ........... 2,774,103 2,727,109,781
1.75% , 11/15/29 .................. 131,695 121,298,482
4.38% , 12/31/29 - 07/31/33 ........... 1,385,632 1,377,534,707
3.50% , 01/31/30 - 02/15/33 ........... 1,141,190 1,091,771,170
4.25% , 01/31/30 - 06/30/33 ........... 958,012 945,513,618
3.63% , 03/31/30 - 09/30/31 ........... 1,070,574 1,036,191,946
0.63% , 05/15/30 - 08/15/30 ........... 713,844 618,192,295
3.75% , 05/31/30 - 02/28/33 ........... 1,712,358 1,655,312,362
4.63% , 09/30/30 - 05/31/31 ........... 498,935 501,633,742
4.88% , 10/31/30 .................. 192,277 195,168,665
0.88% , 11/15/30 .................. 93,561 80,751,356
1.13% , 02/15/31 .................. 394,535 341,858,415
1.63% , 05/15/31 .................. 421,586 370,731,837
1.25% , 08/15/31 .................. 435,955 373,354,758
1.38% , 11/15/31 .................. 468,413 400,474,391
4.50% , 12/31/31 .................. 133,275 133,118,818
1.88% , 02/15/32 .................. 466,819 407,171,494
2.88% , 05/15/32 .................. 402,577 368,876,901
2.75% , 08/15/32 .................. 406,204 368,074,681
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.38% , 05/15/33 .................. USD 412,016 $ 382,981,747
Total Long-Term Investments — 98 .4%
(Cost: $ 17,796,632,203 ) ............................ 17,393,523,138
Shares
Shares
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.65%
(a) (b)
................. 147,804,199 147,804,199
Total Short-Term Securities — 0 .8%
(Cost: $ 147,804,199 ) .............................. 147,804,199
Total Investments — 99 .2%
(Cost: $ 17,944,436,402 ) ............................ 17,541,327,337
Other Assets Less Liabilities — 0.8% .................... 145,847,924
Net Assets — 100.0% ...............................
$ 17,687,175,261
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/28/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
Shares
Held at
08/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 74,310,001 $ 73,494,198
(a)
$ — $ — $ — $ 147,804,199 147,804,199 $ 702,834
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
3-7 Year Treasury Bond ETF
12
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 17,393,523,138 $ — $ 17,393,523,138
Short-Term Securities
Money Market Funds ...................................... 147,804,199 — — 147,804,199
$ 147,804,199 $ 17,393,523,138 $ — $ 17,541,327,337

Schedule of Investments
(unaudited)
August 31, 2026
iShares
®
7-10 Year Treasury Bond ETF
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds , 4.50% , 02/15/36 ..... USD 326,249 $ 322,731,233
U.S. Treasury Notes
3.38% , 05/15/33 .................. 231,732 215,402,507
4.38% , 07/31/33 - 05/15/36 ........... 7,344,138 7,172,623,999
3.88% , 08/15/33 - 08/15/34 ........... 4,441,541 4,220,132,113
4.50% , 11/15/33 .................. 2,942,999 2,919,891,371
4.00% , 02/15/34 - 11/15/35 ........... 7,357,741 7,009,860,684
4.25% , 11/15/34 - 08/15/35 ........... 10,915,659 10,568,942,790
4.63% , 02/15/35 - 08/15/36 ........... 5,327,136 5,293,594,895
4.13% , 02/15/36 .................. 4,110,176 3,920,722,765
Total Long-Term Investments — 98 .9%
(Cost: $ 43,178,164,295 ) ............................ 41,643,902,357
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.65%
(a) (b)
................. 466,357,289 $ 466,357,289
Total Short-Term Securities — 1 .1%
(Cost: $ 466,357,289 ) .............................. 466,357,289
Total Investments — 100 .0%
(Cost: $ 43,644,521,584 ) ............................ 42,110,259,646
Other Assets Less Liabilities — 0.0% .................... 20,131,599
Net Assets — 100.0% ...............................
$ 42,130,391,245
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/28/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
Shares
Held at
08/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 637,288,189 $ — $ (170,930,900)
(a)
$ — $ — $ 466,357,289 466,357,289 $ 3,049,000
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 41,643,902,357 $ — $ 41,643,902,357
Short-Term Securities
Money Market Funds ...................................... 466,357,289 — — 466,357,289
$ 466,357,289 $ 41,643,902,357 $ — $ 42,110,259,646

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
August 31, 2026
iShares
®
10-20 Year Treasury Bond ETF
14
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
5.00% , 05/15/37 - 05/15/46 ........... USD 574,969 $ 561,646,757
4.38% , 02/15/38 - 08/15/43 ........... 607,947 561,555,885
4.50% , 05/15/38 - 02/15/44 ........... 581,120 539,417,350
3.50% , 02/15/39 .................. 62,933 55,088,850
4.25% , 05/15/39 - 11/15/40 ........... 118,127 110,987,149
4.63% , 02/15/40 - 02/15/46 ........... 1,348,336 1,256,524,031
1.13% , 05/15/40 - 08/15/40 ........... 719,431 439,901,569
3.88% , 08/15/40 - 05/15/43 ........... 983,814 845,271,776
1.38% , 11/15/40 .................. 430,626 270,419,608
1.88% , 02/15/41 .................. 476,447 320,969,216
4.75% , 02/15/41 - 02/15/45 ........... 765,806 725,263,807
2.25% , 05/15/41 - 08/15/46 ........... 601,652 409,383,978
1.75% , 08/15/41 .................. 514,975 334,673,270
3.75% , 08/15/41 - 11/15/43 ........... 199,723 166,885,158
2.00% , 11/15/41 .................. 487,396 327,088,141
3.13% , 11/15/41 - 08/15/44 ........... 414,915 319,115,896
2.38% , 02/15/42 .................. 425,590 300,572,655
3.00% , 05/15/42 - 11/15/45 ........... 261,580 191,428,845
3.25% , 05/15/42 .................. 148,340 118,272,417
2.75% , 08/15/42 - 11/15/42 ........... 318,218 234,747,048
3.38% , 08/15/42 - 05/15/44 ........... 622,162 498,418,526
4.00% , 11/15/42 .................. 421,747 368,254,497
2.88% , 05/15/43 - 08/15/45 ........... 523,982 384,438,153
3.63% , 08/15/43 - 02/15/44 ........... 500,433 410,864,406
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.13% , 08/15/44 .................. USD 502,648 $ 438,521,462
2.50% , 02/15/45 - 05/15/46 ........... 612,784 408,624,803
4.88% , 08/15/45 .................. 271,979 260,207,505
5.13% , 08/15/46 .................. 69,000 68,051,250
U.S. Treasury Notes , 4.75% , 02/15/37 ...... 39,451 39,576,865
Total Long-Term Investments — 98 .7%
(Cost: $ 11,841,861,199 ) ............................ 10,966,170,873
Shares
Shares
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.65%
(a) (b)
................. 136,163,146 136,163,146
Total Short-Term Securities — 1 .2%
(Cost: $ 136,163,146 ) .............................. 136,163,146
Total Investments — 99 .9%
(Cost: $ 11,978,024,345 ) ............................ 11,102,334,019
Other Assets Less Liabilities — 0.1% .................... 8,154,254
Net Assets — 100.0% ...............................
$ 11,110,488,273
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/28/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
Shares
Held at
08/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 147,259,893 $ — $ (11,096,747)
(a)
$ — $ — $ 136,163,146 136,163,146 $ 763,403
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
10-20 Year Treasury Bond ETF
Schedule of Investments
15
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 10,966,170,873 $ — $ 10,966,170,873
Short-Term Securities
Money Market Funds ...................................... 136,163,146 — — 136,163,146
$ 136,163,146 $ 10,966,170,873 $ — $ 11,102,334,019

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
August 31, 2026
iShares
®
20+ Year Treasury Bond ETF
16
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
3.38% , 05/15/44 - 11/15/48 ........... USD 1,197,872 $ 898,406,487
3.13% , 08/15/44 - 05/15/48 ........... 1,550,280 1,117,234,522
3.00% , 11/15/44 - 08/15/52 ........... 6,664,813 4,658,976,937
2.50% , 02/15/45 - 05/15/46 ........... 86,296 57,014,256
4.75% , 02/15/45 - 02/15/56 ........... 8,081,203 7,475,458,132
4.88% , 08/15/45 .................. 74 70,893
2.88% , 11/15/46 - 05/15/52 ........... 2,246,748 1,513,402,356
2.75% , 08/15/47 - 11/15/47 ........... 1,773,680 1,200,793,665
2.25% , 08/15/49 - 02/15/52 ........... 2,427,716 1,418,985,443
2.38% , 11/15/49 - 05/15/51 ........... 1,125,956 675,599,739
2.00% , 02/15/50 - 08/15/51 ........... 4,490,923 2,456,878,013
1.25% , 05/15/50 .................. 1,116,476 506,164,776
1.38% , 08/15/50 .................. 2,386,618 1,113,786,335
1.63% , 11/15/50 .................. 2,304,956 1,147,346,026
1.88% , 02/15/51 - 11/15/51 ........... 5,615,650 2,951,154,651
4.00% , 11/15/52 .................. 1,701,783 1,390,941,617
3.63% , 02/15/53 - 05/15/53 ........... 3,541,221 2,701,800,663
4.13% , 08/15/53 .................. 2,368,905 1,976,184,968
4.25% , 02/15/54 - 08/15/54 ........... 4,428,004 3,770,549,454
4.63% , 05/15/54 - 11/15/55 ........... 6,165,750 5,589,078,136
4.50% , 11/15/54 .................. 1,994,928 1,771,589,409
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
5.00% , 05/15/56 .................. USD 1,946,977 $ 1,876,399,180
5.13% , 08/15/56 .................. 490,944 482,582,315
Total Long-Term Investments — 98 .8%
(Cost: $ 53,522,102,878 ) ............................ 46,750,397,973
Shares
Shares
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.65%
(a) (b)
................. 515,117,341 515,117,341
Total Short-Term Securities — 1 .1%
(Cost: $ 515,117,341 ) .............................. 515,117,341
Total Investments — 99 .9%
(Cost: $ 54,037,220,219 ) ............................ 47,265,515,314
Other Assets Less Liabilities — 0.1% .................... 36,872,585
Net Assets — 100.0% ...............................
$ 47,302,387,899
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/28/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
Shares
Held at
08/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 522,063,705 $ — $ (6,946,364)
(a)
$ — $ — $ 515,117,341 515,117,341 $ 2,190,743
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 46,750,397,973 $ — $ 46,750,397,973
Short-Term Securities
Money Market Funds ...................................... 515,117,341 — — 515,117,341
$ 515,117,341 $ 46,750,397,973 $ — $ 47,265,515,314

Schedule of Investments
(unaudited)
August 31, 2026
iShares
®
25+ Year Treasury STRIPS Bond ETF
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds Principal STRIPS
0.00% , 08/15/51 - 05/15/56
(a)
.......... USD 1,378,577 $ 325,517,524
Total Long-Term Investments — 99 .6%
(Cost: $ 400,356,771 ) .............................. 325,517,524
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.65%
(b) (c)
................. 10,784 $ 10,784
Total Short-Term Securities — 0.0%
(Cost: $ 10,784 ) ................................. 10,784
Total Investments — 99 .6%
(Cost: $ 400,367,555 ) .............................. 325,528,308
Other Assets Less Liabilities — 0.4% .................... 1,327,589
Net Assets — 100.0% ...............................
$ 326,855,897
(a)
Zero-coupon bond.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/28/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
Shares
Held at
08/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 46,292 $ — $ (35,508)
(a)
$ — $ — $ 10,784 10,784 $ 3,800 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 325,517,524 $ — $ 325,517,524
Short-Term Securities
Money Market Funds ...................................... 10,784 — — 10,784
$ 10,784 $ 325,517,524 $ — $ 325,528,308

Statements of Assets and Liabilities
(unaudited)
August 31, 2026
2026
iShares Semi-Annual Financial Statements and Additional Information
18
See notes to financial statements.
iShares 0-3
Month Treasury
Bond ETF
iShares 0-1
Year Treasury
Bond ETF
iShares 1-3
Year Treasury
Bond ETF
iShares 1-10
Year Treasury
Bond ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 115,201,242,700 $ 21,535,336,077 $ 25,393,751,983 $ 4,905,216
Investments, at value — affiliated
(c)
............................................ 1,483,931,962 501,238,246 337,109,189 34,451
Receivables: – – – –
Investment s sold ...................................................... — — 1,392,307,974 102,603
Securities lending income — affiliated ........................................ 209,873 242,999 15,207 —
Capital shares sold ..................................................... — — 1,877,484 —
Dividends — affiliated ................................................... 1,902,201 434,260 135,765 67
Interest — unaffiliated ................................................... — 20,577,983 179,499,618 34,905
Total a ssets ...........................................................
116,687,286,736 22,057,829,565 27,304,697,220 5,077,242
LIABILITIES
Bank overdraft .......................................................... — — 6,315 —
Collateral on securities loaned ............................................... 787,730,000 315,553,532 253,926,898 —
Payables: – – – –
Investments purchased .................................................. 10,611,705,955 900,127,216 1,271,723,975 112,455
Capital shares redeemed ................................................. 84,448,941 7,553,539 10,326,159 —
Investment advisory fees ................................................. 7,865,929 2,633,841 3,239,496 211
Total li abilities ..........................................................
11,491,750,825 1,225,868,128 1,539,222,843 112,666
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 105,195,535,911 $ 20,831,961,437 $ 25,765,474,377 $ 4,964,576
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 104,875,736,095 $ 20,817,633,933 $ 26,972,500,277 $ 4,992,421
Accumulated earnings (loss) ................................................ 319,799,816 14,327,504 (1,207,025,900) (27,845)
NET ASSETS ..........................................................
$ 105,195,535,911 $ 20,831,961,437 $ 25,765,474,377 $ 4,964,576
NET ASSET VALUE
Shares outstanding ......................................................
1,044,700,000 188,740,000 314,600,000 200,000
Net asset value .........................................................
$ 100.69 $ 110.37 $ 81.90 $ 24.82
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 115,202,936,937 $ 21,539,997,444 $ 25,638,414,456 $ 4,949,403
(b)
  Securities loaned, at value ............................................ $ 771,952,220 $ 309,120,928 $ 244,494,896 $ —
(c)
  Investments, at cost — affiliated ......................................... $ 1,483,931,962 $ 501,238,246 $ 337,109,189 $ 34,451

Statements of Assets and Liabilities
(unaudited) (continued)
August 31, 2026
19
Statements of Assets and Liabilities
See notes to financial statements.
iShares 3-7
Year Treasury
Bond ETF
iShares 7-10
Year Treasury
Bond ETF
iShares 10-20
Year Treasury
Bond ETF
iShares 20+
Year Treasury
Bond ETF
ASSETS
Investments, at value — unaffiliated
(a)
.......................................... $ 17,393,523,138 $ 41,643,902,357 $ 10,966,170,873 $ 46,750,397,973
Investments, at value — affiliated
(c)
............................................ 147,804,199 466,357,289 136,163,146 515,117,341
Cash ............................................................... — — — 636,906
Receivables: – – – –
Investment s sold ...................................................... 652,309,574 1,853,453,321 156,474,441 735,736,488
Securities lending income — affiliated ........................................ — — 414 8,382
Capital shares sold ..................................................... 565,366 10,976,891 962,282 2,818,102
Dividends — affiliated ................................................... 291,551 854,272 239,367 851,613
Interest — unaffiliated ................................................... 128,129,493 319,106,351 73,193,375 362,105,550
Total a ssets ...........................................................
18,322,623,321 44,294,650,481 11,333,203,898 48,367,672,355
LIABILITIES
Payables: – – – –
Investments purchased .................................................. 633,193,559 2,158,625,404 221,320,751 1,059,605,424
Investment advisory fees ................................................. 2,254,487 5,633,832 1,394,874 5,679,032
Other accrued expenses ................................................. 14 — — —
Total li abilities ..........................................................
635,448,060 2,164,259,236 222,715,625 1,065,284,456
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 17,687,175,261 $ 42,130,391,245 $ 11,110,488,273 $ 47,302,387,899
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 19,161,182,051 $ 48,571,833,611 $ 13,398,677,022 $ 66,922,108,346
Accumulated loss ....................................................... (1,474,006,790) (6,441,442,366) (2,288,188,749) (19,619,720,447)
NET ASSETS ..........................................................
$ 17,687,175,261 $ 42,130,391,245 $ 11,110,488,273 $ 47,302,387,899
NET ASSET VALUE
Shares outstanding ......................................................
152,300,000 454,400,000 114,600,000 573,500,000
Net asset value .........................................................
$ 116.13 $ 92.72 $ 96.95 $ 82.48
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 17,796,632,203 $ 43,178,164,295 $ 11,841,861,199 $ 53,522,102,878
(c)
  Investments, at cost — affiliated ......................................... $ 147,804,199 $ 466,357,289 $ 136,163,146 $ 515,117,341

Statements of Assets and Liabilities
(unaudited) (continued)
August 31, 2026
2026
iShares Semi-Annual Financial Statements and Additional Information
20
See notes to financial statements.
iShares 25+
Year Treasury
STRIPS Bond
ETF
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 325,517,524
Investments, at value — affiliated
(c)
.......................................................................................... 10,784
Cash ............................................................................................................. 2,076
Receivables: –
Investment s sold .................................................................................................... 1,350,054
Dividends — affiliated ................................................................................................. 384
Total a ssets .........................................................................................................
326,880,822
LIABILITIES
Payables: –
Investment advisory fees ............................................................................................... 24,925
Total li abilities ........................................................................................................
24,925
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 326,855,897
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 525,758,898
Accumulated loss ..................................................................................................... (198,903,001)
NET ASSETS ........................................................................................................
$ 326,855,897
NET ASSET VALUE
Shares outstanding ....................................................................................................
9,712,480
(d)
Net asset value .......................................................................................................
$ 33.65
(d)
Shares authorized .....................................................................................................
Unlimited
Par value ...........................................................................................................
None
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 400,356,771
(c)
  Investments, at cost — affiliated ................................................................................... $ 10,784
(d)
  Shares outstanding and net asset value per share reflect a one-for-four reverse stock split effective after the close of trading on May 4, 2026.

Statements of Operations
(unaudited)

Six Months Ended August 31, 2026
21
Statements of Operations
iShares 0-3 Month
Treasury Bond
ETF
iShares 0-1 Year
Treasury Bond
ETF
iShares 1-3 Year
Treasury Bond
ETF
iShares 1-10 Year
Treasury Bond
ETF
(a)
INVESTMENT INCOME – – – –
Dividends — affiliated ............................................. $ 11,143,189 $ 2,610,749 $ 1,334,487 $ 193
Interest — unaffiliated ............................................. 1,692,865,317 384,616,664 467,763,934 59,865
Securities lending income — affiliated — net ............................. 419,727 579,546 206,440 —
Total investment income .............................................
1,704,428,233 387,806,959 469,304,861 60,058
EXPENSES
Investment advisory .............................................. 41,433,945 15,684,852 19,075,552 735
Commitment costs ............................................... 20,253 20,253 — —
Interest expense ................................................ 1,603 355 41,160 —
Total e xpenses ...................................................
41,455,801 15,705,460 19,116,712 735
Less: – – – –
Investment advisory fees waived ..................................... — (60,278) — —
Total ex penses after fees waived .......................................
41,455,801 15,645,182 19,116,712 735
Net investment income ..............................................
1,662,972,432 372,161,777 450,188,149 59,323
REALIZED AND UNREALIZED GAIN (LOSS) $ (7,455,054) $ (9,944,366) $ (392,676,517) $ (44,853)
Net realized gain (loss) from:
Investments — unaffiliated ....................................... $ 17,821 $ (1,533,433) $ (4,792,429) $ (666)
In-kind redemptions — unaffiliated
(b)
................................. 164,345 276,753 7,201,361 —
182,166 (1,256,680) 2,408,932 (666)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... (7,637,220) (8,687,687) (395,085,449) (44,187)
Net realized and unrealized loss ........................................
(7,455,054) (9,944,367) (392,676,517) (44,853)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 1,655,517,378 $ 362,217,410 $ 57,511,632 $ 14,470
(a)
For the period from May 12, 2026 (commencement of operations) to August 31, 2026.
(b)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended August 31, 2026
2026
iShares Semi-Annual Financial Statements and Additional Information
22
iShares 3-7 Year
Treasury Bond
ETF
iShares 7-10 Year
Treasury Bond
ETF
iShares 10-20
Year Treasury
Bond ETF
iShares 20+ Year
Treasury Bond
ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ............................................. $ 697,348 $ 2,392,148 $ 654,884 $ 2,169,888
Interest — unaffiliated ............................................. 355,910,840 981,986,906 269,899,082 1,020,187,770
Securities lending income — affiliated — net ............................. 5,486 656,852 108,519 20,855
Total investment income .............................................
356,613,674 985,035,906 270,662,485 1,022,378,513
EXPENSES
Investment advisory .............................................. 13,838,024 35,728,112 8,751,727 32,342,478
Interest expense ................................................ 236 608 420 528
Total expenses ...................................................
13,838,260 35,728,720 8,752,147 32,343,006
Net investment income ..............................................
342,775,414 949,307,186 261,910,338 990,035,507
REALIZED AND UNREALIZED GAIN (LOSS) $ (716,177,476) $ (2,619,011,068) $ (946,968,514) $ (4,128,015,260)
Net realized loss from:
Investments — unaffiliated ....................................... $ (46,059,015) $ (232,176,397) $ (83,031,004) $ (1,399,018,201)
In-kind redemptions — unaffiliated
(a)
................................. (799,857) (60,482,910) (22,972,876) (218,818,654)
(46,858,872) (292,659,307) (106,003,880) (1,617,836,855)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... (669,318,603) (2,326,351,760) (840,964,632) (2,510,178,405)
Net realized and unrealized loss ........................................
(716,177,475) (2,619,011,067) (946,968,512) (4,128,015,260)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .............
$ (373,402,061) $ (1,669,703,881) $ (685,058,174) $ (3,137,979,753)
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended August 31, 2026
23
Statements of Operations
iShares 25+ Year
Treasury STRIPS
Bond ETF
INVESTMENT INCOME –
Dividends — affiliated ................................................................................................ $ 3,800
Interest — unaffiliated ................................................................................................ 7,620,835
Total investment income ................................................................................................
7,624,635
EXPENSES
Investment advisory ................................................................................................. 217,011
Total e xpenses ......................................................................................................
217,011
Less: –
Investment advisory fees waived ........................................................................................ (72,432)
Total ex penses after fees waived ..........................................................................................
144,579
Net investment income .................................................................................................
7,480,056
REALIZED AND UNREALIZED GAIN (LOSS) $ (44,167,180)
Net realized loss from:
Investments — unaffiliated .......................................................................................... $ (8,535,210)
In-kind redemptions — unaffiliated
(a)
.................................................................................... (1,968,551)
(10,503,761)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated .......................................................................................... (33,663,419)
Net realized and unrealized loss ...........................................................................................
(44,167,180)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................................................
$ (36,687,124)
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets

2026
iShares Semi-Annual Financial Statements and Additional Information
24
See notes to financial statements.
iShares 0-3 Month Treasury Bond ETF iShares 0-1 Year Treasury Bond ETF
Six Months Ended
08/31/26
(unaudited)
Year Ended
02/28/26
Six Months Ended
08/31/26
(unaudited)
Year Ended
02/28/26
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 1,662,972,432 $ 2,230,399,650 $ 372,161,777 $ 817,088,542
Net realized gain (loss) ............................................ 182,166 903,215 (1,256,680) 5,562,800
Net change in unrealized appreciation (depreciation) ........................ (7,637,220) (2,043,119) (8,687,687) (3,481,376)
Net increase in net assets resulting from operations ...........................
1,655,517,378 2,229,259,746 362,217,410 819,169,966
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(1,543,105,779)
(b)
(2,140,102,257) (363,249,617)
(b)
(824,327,874)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
30,763,841,626 38,720,092,836 834,696,852 564,875,879
NET ASSETS
Total increase in net assets ........................................... 30,876,253,225 38,809,250,325 833,664,645 559,717,971
Beginning of period ................................................
74,319,282,686 35,510,032,361 19,998,296,792 19,438,578,821
End of period ....................................................
$ 105,195,535,911 $ 74,319,282,686 $ 20,831,961,437 $ 19,998,296,792
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
25
Statements of Changes in Net Assets
See notes to financial statements.
iShares 1-3 Year Treasury Bond ETF
iShares 1-10 Year
Treasury Bond ETF
Six Months Ended
08/31/26
(unaudited)
Year Ended
02/28/26
Period from
05/12/26
(a)
to 08/31/26
(unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................. $ 450,188,149 $ 895,973,522 $ 59,323
Net realized gain (loss) ............................................................. 2,408,932 111,931,842 (666)
Net change in unrealized appreciation (depreciation) ......................................... (395,085,449) 62,446,410 (44,187)
Net increase in net assets resulting from operations ............................................
57,511,632 1,070,351,774 14,470
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ..................................
(441,073,137)
(c)
(898,802,605) (42,315)
(c)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ –
Net increase in net assets derived from capital share transactions ..................................
983,192,242 1,929,769,060 4,992,421
NET ASSETS
Total increase in net assets ............................................................ 599,630,737 2,101,318,229 4,964,576
Beginning of period .................................................................
25,165,843,640 23,064,525,411 —
End of period .....................................................................
$ 25,765,474,377 $ 25,165,843,640 $ 4,964,576
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
26
See notes to financial statements.
iShares 3-7 Year Treasury Bond ETF iShares 7-10 Year Treasury Bond ETF
Six Months Ended
08/31/26
(unaudited)
Year Ended
02/28/26
Six Months Ended
08/31/26
(unaudited)
Year Ended
02/28/26
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 342,775,414 $ 592,898,965 $ 949,307,186 $ 1,499,704,280
Net realized loss ................................................ (46,858,872) (66,097,540) (292,659,307) (134,065,652)
Net change in unrealized appreciation (depreciation) ........................ (669,318,603) 475,328,795 (2,326,351,760) 1,187,370,185
Net increase (decrease) in net assets resulting from operations ...................
(373,402,061) 1,002,130,220 (1,669,703,881) 2,553,008,813
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(336,792,757)
(b)
(583,619,026) (938,980,489)
(b)
(1,454,614,232)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(154,334,894) 2,212,519,728 (3,940,577,900) 14,400,211,492
NET ASSETS
Total increase (decrease) in net assets ................................... (864,529,712) 2,631,030,922 (6,549,262,270) 15,498,606,073
Beginning of period ................................................
18,551,704,973 15,920,674,051 48,679,653,515 33,181,047,442
End of period ....................................................
$ 17,687,175,261 $ 18,551,704,973 $ 42,130,391,245 $ 48,679,653,515
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
27
Statements of Changes in Net Assets
See notes to financial statements.
iShares 10-20 Year Treasury Bond ETF iShares 20+ Year Treasury Bond ETF
Six Months Ended
08/31/26
(unaudited)
Year Ended
02/28/26
Six Months Ended
08/31/26
(unaudited)
Year Ended
02/28/26
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 261,910,338 $ 500,446,481 $ 990,035,507 $ 2,116,890,414
Net realized loss ................................................ (106,003,880) (91,809,289) (1,617,836,855) (2,411,945,181)
Net change in unrealized appreciation (depreciation) ........................ (840,964,632) 212,520,140 (2,510,178,405) 1,490,390,161
Net increase (decrease) in net assets resulting from operations ...................
(685,058,174) 621,157,332 (3,137,979,753) 1,195,335,394
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(260,803,604)
(b)
(482,231,808) (959,885,554)
(b)
(2,130,659,906)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(797,442,130) 2,905,165,600 6,084,806,407 (6,583,405,573)
NET ASSETS
Total increase (decrease) in net assets ................................... (1,743,303,908) 3,044,091,124 1,986,941,100 (7,518,730,085)
Beginning of period ................................................
12,853,792,181 9,809,701,057 45,315,446,799 52,834,176,884
End of period ....................................................
$ 11,110,488,273 $ 12,853,792,181 $ 47,302,387,899 $ 45,315,446,799
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
28
See notes to financial statements.
iShares 25+ Year Treasury STRIPS Bond ETF
Six Months Ended
08/31/26
(unaudited)
Year Ended
02/28/26
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 7,480,056 $ 14,237,563
Net realized loss .................................................................................. (10,503,761) (18,360,210)
Net change in unrealized appreciation (depreciation) .......................................................... (33,663,419) (990,692)
Net decrease in net assets resulting from operations ............................................................
(36,687,124) (5,113,339)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(7,292,109)
(b)
(14,101,659)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase in net assets derived from capital share transactions ...................................................
51,387,893 34,989,300
NET ASSETS
Total increase in net assets ............................................................................. 7,408,660 15,774,302
Beginning of period ..................................................................................
319,447,237 303,672,935
End of period ......................................................................................
$ 326,855,897 $ 319,447,237
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
29
Financial Highlights
iShares 0-3 Month Treasury Bond ETF
Six Months
Ended
08/31/26
(unaudited)
Year Ended
02/28/26
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Net asset value, beginning of period .................
$ 100.64  $ 100.65  $ 100.66  $ 100.41  $ 100.02  $ 100.01
Net investment income
(a)
.........................
1 .83  4 .03  4 .92  5 .26  2 .81  0 .04
Net realized and unrealized gain (loss)
(b)
...............
(0.01) 0.02  0.09  (0.06) (0.57) 0.00
Net increase from investment operations ................ 1.82  4.05  5.01  5.20  2.24  0.04
Distributions from net investment income
(c)
............ (1.77)
(d)
(4.06) (5.02) (4.95) (1.85) (0.03)
Net asset value, end of period ...................... $ 100.69  $ 100.64  $ 100.65  $ 100.66  $ 100.41  $ 100.02
Total Return
(e)
Based on net asset value .......................... 1.82%
(f)
4.11% 5.11% 5.32% 2.25% 0.04%
Ratios to Average Net Assets
(g)
Total expen ses .................................
0.09%
(h)
0.09% 0.10% 0.12% 0.12% 0.12%
Total expenses after fees waived .....................
0.09%
(h)
0.09% 0.08% 0.06% 0.04% 0.03%
Net investment income ............................
3.61%
(h)
4.01% 4.90% 5.24% 2.81% 0.04%
Supplemental Data
Net assets, end of period (000) ...................... $ 105,195,536  $ 74,319,283  $ 35,510,032  $ 18,521,058  $ 8,122,928  $ 1,865,428
Portfolio turnover rate
(i)
............................ 0% 0% 0% 0%
(j)
0% 0%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
(j)
Portfolio turnover rate presented in the previously issued financial statements for the year-ended 02/29/24 of 584% has been revised to remove the impact from short-term securities included in error, which the fund determined was immaterial to the previously issued financial statements.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Semi-Annual Financial Statements and Additional Information
30
iShares 0-1 Year Treasury Bond ETF
Six Months
Ended
08/31/26
(unaudited)
Year Ended
02/28/26
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Net asset value, beginning of period .................
$ 110.40  $ 110.45  $ 110.48  $ 110.22  $ 110.29  $ 110.52
Net investment income (loss)
(a)
.....................
1 .98  4 .38  5 .36  5 .40  2 .32  ( 0 .07 )
Net realized and unrealized gain (loss)
(b)
...............
(0.06) 0.01  0.07  0.18  (0.50) (0.16)
Net increase (decrease) from investment operations ........ 1.92  4.39  5.43  5.58  1.82  (0.23)
Distributions from net investment income
(c)
............ (1.95)
(d)
(4.44) (5.46) (5.32) (1.89) —
Net asset value, end of period ...................... $ 110.37  $ 110.40  $ 110.45  $ 110.48  $ 110.22  $ 110.29
Total Return
(e)
Based on net asset value .......................... 1.76%
(f)
4.06% 5.05% 5.19% 1.66% (0.19)%
Ratios to Average Net Assets
(g)
Total expen ses .................................
0.15%
(h)
0.15% 0.15% 0.15% 0.15% 0.15%
Total expenses after fees waived .....................
0.15%
(h)
0.15% 0.15% 0.15% 0.14% 0.15%
Net investment income (loss) ........................
3.56%
(h)
3.97% 4.86% 4.90% 2.10% (0.06)%
Supplemental Data
Net assets, end of period (000) ...................... $ 20,831,961  $ 19,998,297  $ 19,438,579  $ 17,982,514  $ 23,742,659  $ 15,779,285
Portfolio turnover rate
(i)
............................ 48% 115% 139% 62% 107% 86%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
31
Financial Highlights
iShares 1-3 Year Treasury Bond ETF
Six Months
Ended
08/31/26
(unaudited)
Year Ended
02/28/26
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Net asset value, beginning of period ................
$ 83.17  $ 82.58  $ 81.70  $ 80.97  $ 84.55  $ 86.30
Net investment income
(a)
........................
1 .47  3 .10  3 .23  2 .60  1 .38  0 .20
Net realized and unrealized gain (loss)
(b)
..............
(1.30) 0.62  0.89  0.67  (3.77) (1.73)
Net increase (decrease) from investment operations ....... 0.17  3.72  4.12  3.27  (2.39) (1.53)
Distributions
(c)
– – – – – –
From net investment income .....................
( 1 .44 )
(d)
( 3 .13 ) ( 3 .24 ) ( 2 .54 ) ( 1 .19 ) ( 0 .19 )
From net realized gain ..........................
—  —  —  —  —  ( 0 .03 )
Total distributions .............................. (1.44) (3.13) (3.24) (2.54) (1.19) (0.22)
Net asset value, end of period ..................... $ 81.90  $ 83.17  $ 82.58  $ 81.70  $ 80.97  $ 84.55
Total Return
(e)
Based on net asset value ......................... 0.23%
(f)
4.58% 5.15% 4.11% (2.84)% (1.77)%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.15%
(h)
0.15% 0.15% 0.15% 0.15% 0.15%
Net investment income ...........................
3.54%
(h)
3.75% 3.94% 3.20% 1.69% 0.24%
Supplemental Data
Net assets, end of period (000) ..................... $ 25,765,474  $ 25,165,844  $ 23,064,525  $ 25,557,300  $ 26,339,554  $ 21,433,224
Portfolio turnover rate
(i)
........................... 27% 57% 55% 55% 73% 148%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
2026
iShares Semi-Annual Financial Statements and Additional Information
32
iShares 1-10
Year Treasury
Bond ETF
Period from
05/12/26
(a)
to 08/31/26
(unaudited)
Net asset value, beginning of period .......................................................................................
$ 25.00
Net investment income
(b)
...............................................................................................
0.31
Net realized and unrealized loss
(c)
.........................................................................................
(0.28)
Net increase from investment operations ...................................................................................... 0.03
Distributions from net investment income
(d)
.................................................................................. (0.21)
(e)
Net asset value, end of period ............................................................................................ $ 24.82
Total Return
(f)
Based on net asset value ................................................................................................ 0.14%
(g)
Ratios to Average Net Assets
(h)
Total expenses .......................................................................................................
0.05%
(i)
Net investment income ..................................................................................................
4.04%
(i)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 4,965
Portfolio turnover rate
(j)
.................................................................................................. 9%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
33
Financial Highlights
iShares 3-7 Year Treasury Bond ETF
Six Months
Ended
08/31/26
(unaudited)
Year Ended
02/28/26
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Net asset value, beginning of period ...............
$ 120.70  $ 117.76  $ 115.50  $ 114.47  $ 126.06  $ 131.00
Net investment income
(a)
.......................
2 .20  4 .24  3 .77  2 .98  1 .84  0 .94
Net realized and unrealized gain (loss)
(b)
.............
(4.61) 2.89  2.21  0.92  (11.75) (4.94)
Net increase (decrease) from investment operations ...... (2.41) 7.13  5.98  3.90  (9.91) (4.00)
Distributions from net investment income
(c)
.......... (2.16)
(d)
(4.19) (3.72) (2.87) (1.68) (0.94)
Net asset value, end of period .................... $ 116.13  $ 120.70  $ 117.76  $ 115.50  $ 114.47  $ 126.06
Total Return
(e)
Based on net asset value ........................ (1.99)%
(f)
6.16% 5.27%
(g)
3.44% (7.90)% (3.07)%
Ratios to Average Net Assets
(h)
Total expen ses ...............................
0.15%
(i)
0.15% 0.15% 0.15% 0.15% 0.15%
Net investment income ..........................
3.72%
(i)
3.56% 3.24% 2.58% 1.57% 0.72%
Supplemental Data
Net assets, end of period (000) .................... $ 17,687,175  $ 18,551,705  $ 15,920,674  $ 13,374,883  $ 12,007,764  $ 10,475,559
Portfolio turnover rate
(j)
.......................... 18% 37% 35% 45% 36% 62%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Semi-Annual Financial Statements and Additional Information
34
iShares 7-10 Year Treasury Bond ETF
Six Months
Ended
08/31/26
(unaudited)
Year Ended
02/28/26
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Net asset value, beginning of period ................
$ 97.97  $ 95.32  $ 94.14  $ 95.72  $ 111.99  $ 115.71
Net investment income
(a)
........................
1 .90  3 .70  3 .46  2 .92  2 .15  1 .08
Net realized and unrealized gain (loss)
(b)
..............
(5.29) 2.59  1.13  (1.67) (16.44) (3.81)
Net increase (decrease) from investment operations ....... (3.39) 6.29  4.59  1.25  (14.29) (2.73)
Distributions from net investment income
(c)
........... (1.86)
(d)
(3.64) (3.41) (2.83) (1.98) (0.99)
Net asset value, end of period ..................... $ 92.72  $ 97.97  $ 95.32  $ 94.14  $ 95.72  $ 111.99
Total Return
(e)
Based on net asset value ......................... (3.47)%
(f)
6.75% 4.98% 1.32% (12.83)% (2.38)%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.15%
(h)
0.15% 0.15% 0.15% 0.15% 0.15%
Net investment income ...........................
3.99%
(h)
3.87% 3.67% 3.06% 2.15% 0.94%
Supplemental Data
Net assets, end of period (000) ..................... $ 42,130,391  $ 48,679,654  $ 33,181,047  $ 27,864,955  $ 22,981,770  $ 17,413,750
Portfolio turnover rate
(i)
........................... 22% 53% 64% 48% 53% 114%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
35
Financial Highlights
iShares 10-20 Year Treasury Bond ETF
Six Months
Ended
08/31/26
(unaudited)
Year Ended
02/28/26
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Net asset value, beginning of period ................
$ 104.93  $ 104.47  $ 103.89  $ 109.21  $ 141.79  $ 146.54
Net investment income
(a)
........................
2 .25  4 .41  4 .25  4 .17  3 .70  2 .41
Net realized and unrealized gain (loss)
(b)
..............
(7.99) 0.32  0.59  (5.32) (33.13) (4.91)
Net increase (decrease) from investment operations ....... (5.74) 4.73  4.84  (1.15) (29.43) (2.50)
Distributions from net investment income
(c)
........... (2.24)
(d)
(4.27) (4.26) (4.17) (3.15) (2.25)
Net asset value, end of period ..................... $ 96.95  $ 104.93  $ 104.47  $ 103.89  $ 109.21  $ 141.79
Total Return
(e)
Based on net asset value ......................... (5.50)%
(f)
4.72% 4.78% (1.05)% (20.90)% (1.74)%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.15%
(h)
0.15% 0.15% 0.15% 0.15% 0.15%
Net investment income ...........................
4.49%
(h)
4.33% 4.10% 3.93% 3.23% 1.65%
Supplemental Data
Net assets, end of period (000) ..................... $ 11,110,488  $ 12,853,792  $ 9,809,701  $ 7,750,277  $ 8,277,924  $ 2,325,430
Portfolio turnover rate
(i)
........................... 7% 15% 28% 26% 56% 114%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Semi-Annual Financial Statements and Additional Information
36
iShares 20+ Year Treasury Bond ETF
Six Months
Ended
08/31/26
(unaudited)
Year Ended
02/28/26
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Net asset value, beginning of period ................
$ 90.74  $ 92.43  $ 94.07  $ 101.52  $ 139.87  $ 143.12
Net investment income
(a)
........................
1 .97  3 .86  3 .78  3 .54  2 .98  2 .25
Net realized and unrealized loss
(b)
..................
(8.28) (1.67) (1.66) (7.61) (38.60) (3.26)
Net increase (decrease) from investment operations ....... (6.31) 2.19  2.12  (4.07) (35.62) (1.01)
Distributions from net investment income
(c)
........... (1.95)
(d)
(3.88) (3.76) (3.38) (2.73) (2.24)
Net asset value, end of period ..................... $ 82.48  $ 90.74  $ 92.43  $ 94.07  $ 101.52  $ 139.87
Total Return
(e)
Based on net asset value ......................... (7.01)%
(f)
2.56% 2.33% (4.06)% (25.64)% (0.72)%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.15%
(h)
0.15% 0.15% 0.15% 0.15% 0.15%
Net investment income ...........................
4.59%
(h)
4.38% 4.08% 3.68% 2.72% 1.56%
Supplemental Data
Net assets, end of period (000) ..................... $ 47,302,388  $ 45,315,447  $ 52,834,177  $ 49,763,192  $ 30,364,941  $ 16,113,367
Portfolio turnover rate
(i)
........................... 14% 18% 19% 23% 22% 43%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
37
Financial Highlights
iShares 25+ Year Treasury STRIPS Bond ETF
Six Months
Ended
08/31/26(a)
(unaudited)
Year Ended
02/28/26(a)
Year Ended
02/28/25(a)
Year Ended
02/29/24(a)
Year Ended
02/28/23(a)
Year Ended
02/28/22(a)
Net asset value, beginning of period ...............
$ 39.20  $ 42.56  $ 45.16  $ 52.32  $ 82.08  $ 82.44
Net investment income
(b)
.......................
0.93  1.88  1.88  1.88  1.88  1.80
Net realized and unrealized loss
(c)
.................
(5.55) (3.40) (2.64) (7.16) (29.76) (0.56)
Net increase (decrease) from investment operations ...... (4.62) (1.52) (0.76) (5.28) (27.88) 1.24
Distributions from net investment income
(d)
.......... (0.93)
(e)
(1.84) (1.84) (1.88) (1.88) (1.60)
Net asset value, end of period .................... $ 33.65  $ 39.20  $ 42.56  $ 45.16  $ 52.32  $ 82.08
Total Return
(f)
Based on net asset value ........................ (11.90)%
(g)
(3.32)% (1.70)% (10.27)% (34.23)% 1.44%
Ratios to Average Net Assets
(h)
Total expenses ...............................
0.15%
(i)
0.15% 0.15% 0.15% 0.15% 0.15%
Total expenses after fees waived ...................
0.10%
(i)
0.10% 0.10% 0.08% 0.04% 0.04%
Net investment income ..........................
5.17%
(i)
4.88% 4.33% 3.97% 3.17% 2.10%
Supplemental Data
Net assets, end of period (000) .................... $ 326,856  $ 319,447  $ 303,673  $ 241,668  $ 281,979  $ 324,196
Portfolio turnover rate
(j)
.......................... 10% 21% 22% 22% 50% 40%
(a)
Per share amounts reflect a one-for-four reverse stock split effective after the close of trading on May 4, 2026.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2026
iShares Semi-Annual Financial Statements and Additional Information
38
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
iShares ETF
Diversification
Classification
0-3 Month Treasury Bond ............................................................................................... Diversified
0-1 Year Treasury Bond ................................................................................................ Diversified
1-3 Year Treasury Bond ................................................................................................ Diversified
1-10 Year Treasury Bond
(a)
.............................................................................................. Diversified
3-7 Year Treasury Bond ................................................................................................ Diversified
7-10 Year Treasury Bond ................................................................................................ Diversified
10-20 Year Treasury Bond ............................................................................................... Diversified
20+ Year Treasury Bond ................................................................................................ Diversified
25+ Year Treasury STRIPS Bond .......................................................................................... Diversified
(a)
The Fund commenced operations on May 12, 2026.

Notes to Financial Statements
(unaudited) (continued)
39
Notes to Financial Statements
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price
(including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund.
The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Stripped Bonds: A stripped bond is a bond that has had its coupon payments and principal repayment stripped into two separate components then the separate parts are sold as a zero-coupon bond and an interest paying coupon bond. Once stripped, each component trades as a separate security. Stripped bonds have a greater sensitivity to changes in interest rates than similar maturity debt obligations which provide for regular interest payments.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
40
default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following tables are a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
0-3 Month Treasury Bond
Deutsche Bank Securities, Inc. ............................. $ 49,856,050 $ (49,856,050) $ – $ –
J.P. Morgan Securities LLC ............................... 648,128,650 (648,128,650) – –
State Street Bank & Trust Co. .............................. 73,967,520 (73,967,520) – –
$ 771,952,220 $ (771,952,220) $ – $ –
0-1 Year Treasury Bond
BofA Securities, Inc. .................................... $ 3,371,900 $ (3,371,900) $ – $ –
Goldman Sachs & Co. LLC ............................... 49,204,700 (49,204,700) – –
J.P. Morgan Securities LLC ............................... 200,577,013 (200,577,013) – –
State Street Bank & Trust Co. .............................. 55,967,315 (55,967,315) – –
$ 309,120,928 $ (309,120,928) $ – $ –
1-3 Year Treasury Bond
Barclays Capital, Inc. ................................... $ 49,578,750 $ (49,578,750) $ – $ –
Morgan Stanley ....................................... 99,157,500 (99,157,500) – –
State Street Bank & Trust Co. .............................. 95,758,646 (95,758,646) – –
$ 244,494,896 $ (244,494,896) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds' Statements of Assets and Liabilities.
iShares ETF Investment Advisory Fees
0-3 Month Treasury Bond ............................................................................................ 0 .09%
0-1 Year Treasury Bond ............................................................................................. 0 .15
1-3 Year Treasury Bond ............................................................................................. 0 .15
1-10 Year Treasury Bond ............................................................................................. 0 .05
3-7 Year Treasury Bond ............................................................................................. 0 .15
7-10 Year Treasury Bond ............................................................................................. 0 .15
10-20 Year Treasury Bond ............................................................................................ 0 .15
20+ Year Treasury Bond ............................................................................................. 0 .15
25+ Year Treasury STRIPS Bond ....................................................................................... 0 .15

Notes to Financial Statements
(unaudited) (continued)
41
Notes to Financial Statements
For the 0–1 Year Treasury Bond, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2027 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.
For the 25+ Year Treasury STRIPS Bond, BFA has contractually agreed to waive a portion of its management fee so that the Fund’s total annual fund operating expenses after the fee waiver will not exceed 0.10% through February 28, 2029.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended August 31, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
August 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Amounts Waived
0-1 Year Treasury Bond ................................................................................................ $ 60,278
25+ Year Treasury STRIPS Bond .......................................................................................... 72,432
iShares ETF Amounts
0-3 Month Treasury Bond ................................................................................................... $ 151,874
0-1 Year Treasury Bond .................................................................................................... 236,636
1-3 Year Treasury Bond .................................................................................................... 79,291
3-7 Year Treasury Bond .................................................................................................... 2,885
7-10 Year Treasury Bond .................................................................................................... 215,655
10-20 Year Treasury Bond ................................................................................................... 29,775
20+ Year Treasury Bond .................................................................................................... 8,938

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
42
6. Purchases and Sales
For the period ended August 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the period ended August 31, 2026, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of February 28, 2026, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
U.S. Government Securities
iShares ETF Purchases Sales
0-3 Month Treasury Bond ................................................................................ $ — $ —
0-1 Year Treasury Bond ................................................................................. 1,524,906,910 2,154,014,443
1-3 Year Treasury Bond ................................................................................. 6,814,856,039 6,971,784,461
1-10 Year Treasury Bond ................................................................................. 2,887,156 384,833
3-7 Year Treasury Bond ................................................................................. 3,259,865,464 3,389,411,696
7-10 Year Treasury Bond ................................................................................. 10,270,725,928 10,321,840,627
10-20 Year Treasury Bond ................................................................................ 820,168,469 886,462,831
20+ Year Treasury Bond ................................................................................. 5,826,904,229 5,854,163,817
25+ Year Treasury STRIPS Bond ........................................................................... 29,006,266 36,472,689
iShares ETF
In-kind
Purchases
In-kind
Sales
0-1 Year Treasury Bond ................................................................................. $ — $ 337,448,723
1-3 Year Treasury Bond ................................................................................. 5,846,734,009 4,918,205,854
1-10 Year Treasury Bond ................................................................................. 2,437,330 —
3-7 Year Treasury Bond ................................................................................. 2,248,630,641 2,403,805,026
7-10 Year Treasury Bond ................................................................................. 9,547,105,180 13,431,701,361
10-20 Year Treasury Bond ................................................................................ 1,815,532,128 2,602,754,091
20+ Year Treasury Bond ................................................................................. 30,682,657,613 24,704,246,977
25+ Year Treasury STRIPS Bond ........................................................................... 102,988,235 51,607,628
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
0-3 Month Treasury Bond ............................................................................................... $ (38,584)
0-1 Year Treasury Bond ................................................................................................ (44,473,974)
1-3 Year Treasury Bond ................................................................................................ (1,042,478,057)
3-7 Year Treasury Bond ................................................................................................ (1,080,817,492)
7-10 Year Treasury Bond ................................................................................................ (4,763,282,253)
10-20 Year Treasury Bond ............................................................................................... (1,349,286,556)
20+ Year Treasury Bond ................................................................................................ (11,392,757,951)
25+ Year Treasury STRIPS Bond .......................................................................................... (114,939,767)
(a)
Amounts available to offset future realized capital gains.

Notes to Financial Statements
(unaudited) (continued)
43
Notes to Financial Statements
As of August 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Line of Credit
The iShares 0-3 Month Treasury Bond ETF and iShares 0-1 Year Treasury Bond ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight
Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended August 31, 2026, the Funds did not borrow under the Syndicated Credit Agreement.
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
0-3 Month Treasury Bond ............................................ $ 116,686,868,899 $ 1,835,093 $ (3,529,330) $ (1,694,237)
0-1 Year Treasury Bond ............................................. 22,041,235,690 792,633 (5,454,000) (4,661,367)
1-3 Year Treasury Bond ............................................. 25,975,523,645 – (244,662,473) (244,662,473)
1-10 Year Treasury Bond ............................................ 4,983,854 5 (44,192) (44,187)
3-7 Year Treasury Bond ............................................. 17,944,443,226 1,411 (403,117,300) (403,115,889)
7-10 Year Treasury Bond ............................................ 43,647,663,285 – (1,537,403,639) (1,537,403,639)
10-20 Year Treasury Bond ........................................... 11,978,024,345 43,796 (875,734,122) (875,690,326)
20+ Year Treasury Bond ............................................. 54,056,454,621 90,860 (6,791,030,167) (6,790,939,307)
25+ Year Treasury STRIPS Bond ....................................... 400,383,164 – (74,854,856) (74,854,856)

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
44
could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
Six Months Ended
08/31/26
Year Ended
02/28/26
iShares ETF Shares Amount Shares Amount
0-3 Month Treasury Bond
Shares sold 402,950,000 $ 40,493,402,156 526,900,000 $ 52,932,629,588
Shares redeemed
(96,700,000) (9,729,560,530) (141,250,000) (14,212,536,752)
306,250,000 $ 30,763,841,626 385,650,000 $ 38,720,092,836
0-1 Year Treasury Bond
Shares sold 40,560,000 $ 4,469,664,786 90,110,000 $ 9,934,387,288
Shares redeemed
(32,970,000) (3,634,967,934) (84,950,000) (9,369,511,409)
7,590,000 $ 834,696,852 5,160,000 $ 564,875,879
1-3 Year Treasury Bond
Shares sold 72,600,000 $ 5,966,108,034 132,100,000 $ 10,932,005,133
Shares redeemed
(60,600,000) (4,982,915,792) (108,800,000) (9,002,236,073)
12,000,000 $ 983,192,242 23,300,000 $ 1,929,769,060
Period Ended
08/31/26
iShares ETF Shares Amount
1-10 Year Treasury Bond
(a)
Shares sold .......................................................................... 200,000 $ 4,992,421
(a)
The Fund commenced operations on May 12, 2026.
Six Months Ended
08/31/26
Year Ended
02/28/26
iShares ETF Shares Amount Shares Amount
3-7 Year Treasury Bond
Shares sold 19,300,000 $ 2,276,020,005 60,300,000 $ 7,163,679,719
Shares redeemed
(20,700,000) (2,430,354,899) (41,800,000) (4,951,159,991)
(1,400,000) $ (154,334,894) 18,500,000 $ 2,212,519,728
7-10 Year Treasury Bond
Shares sold 102,200,000 $ 9,671,190,364 302,500,000 $ 29,025,453,080
Shares redeemed
(144,700,000) (13,611,768,264) (153,700,000) (14,625,241,588)
(42,500,000) $ (3,940,577,900) 148,800,000 $ 14,400,211,492
10-20 Year Treasury Bond
Shares sold 18,500,000 $ 1,838,782,826 58,300,000 $ 5,926,810,869
Shares redeemed
(26,400,000) (2,636,224,956) (29,700,000) (3,021,645,269)
(7,900,000) $ (797,442,130) 28,600,000 $ 2,905,165,600

Notes to Financial Statements
(unaudited) (continued)
45
Notes to Financial Statements
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
The Board authorized a one-for-four reverse stock split for the 25+ Year Treasury STRIPS Bond, effective after the close of trading on May 4, 2026. The impact of the stock split was to decrease the number of shares outstanding by a factor of 4, while increasing the NAV per share by a factor of 4, resulting in no effect on the net assets of the
Fund. The financial statements for the Fund have been adjusted to reflect the reverse stock split.
11. Subsequent Events
Management’s evaluation of the impact of all subsequent events on the Funds' financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Effective October 14, 2026, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 13, 2027 and to increase the commitment amount from $900 million to $920 million.
Six Months Ended
08/31/26
Year Ended
02/28/26
iShares ETF Shares Amount Shares Amount
20+ Year Treasury Bond
Shares sold 367,400,000 $ 31,107,634,372 596,900,000 $ 52,535,147,450
Shares redeemed
(293,300,000) (25,022,827,965) (669,100,000) (59,118,553,023)
74,100,000 $ 6,084,806,407 (72,200,000) $ (6,583,405,573)
25+ Year Treasury STRIPS Bond
Shares sold 3,012,500
(a)
$ 103,011,727 3,912,500
(a)
$ 148,686,702
Shares redeemed
(1,450,020)
(a)
(51,623,834) (2,900,000)
(a)
(113,697,402)
1,562,480 $ 51,387,893 1,012,500 $ 34,989,300
(a)
Share transactions reflect a one-for-four reverse stock split effective after the close of trading on May 4, 2026.

Additional Information
2026
iShares Semi-Annual Financial Statements and Additional Information
46
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund's Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
47
Board Review and Approval of Investment Advisory Contract
iShares 0-3 Month Treasury Bond ETF, iShares 25+ Year Treasury Strips Bond ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
48
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

Board Review and Approval of Investment Advisory Contract
(continued)
49
Board Review and Approval of Investment Advisory Contract
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion : Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares 0-1 Year Treasury Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day

Board Review and Approval of Investment Advisory Contract
(continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
50
management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for

Board Review and Approval of Investment Advisory Contract
(continued)
51
Board Review and Approval of Investment Advisory Contract
by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares 1-3 Year Treasury Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also considered the tradability, liquidity and developed capital markets ecosystem associated with the Fund in relation to comparison funds in the Fund’s Peer Group that do not have similar attributes. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund,
Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
52
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

Board Review and Approval of Investment Advisory Contract
(continued)
53
Board Review and Approval of Investment Advisory Contract
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares 1-10 Year Treasury Bond ETF
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider the approval of the proposed
Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed
Advisory Agreement. At a meeting held on March 16-17, 2026 the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates;
and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information, or any single factor as determinative, and each Board
Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Agreement are discussed below.
Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreement.
Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Agreement. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA,
BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds.
The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the

Board Review and Approval of Investment Advisory Contract
(continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
54
persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as
BlackRock’s continued investments in its ETF business.
Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement supported the Board’s approval of the Advisory Agreement.
Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.
Economies of Scale: The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the
iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory
Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreement.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive character and scope of services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.
Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the other benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of
BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to
BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of
BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreement.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory
Agreement.
iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares 20+ Year Treasury Bond ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received

Board Review and Approval of Investment Advisory Contract
(continued)
55
Board Review and Approval of Investment Advisory Contract
and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also considered the tradability, liquidity and developed capital markets ecosystem associated with the Fund in relation to comparison funds in the Fund’s Peer Group that do not have similar attributes. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund,
Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Board Review and Approval of Investment Advisory Contract
(continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
56
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
57
Board Review and Approval of Investment Advisory Contract
iShares 10-20 Year Treasury Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.
In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business.
The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
58
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

Board Review and Approval of Investment Advisory Contract
(continued)
59
Board Review and Approval of Investment Advisory Contract
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
2026
iShares Semi-Annual Financial Statements and Additional Information
60
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
STRIPS Separate Trading of Registered Interest & Principal of Securities

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

AUGUST 31, 2026
2026 Semi-Annual
Financial Statements and
Additional Information (Unaudited)
iShares Trust
iShares California Muni Bond ETF | CMF | NYSE Arca
iShares Long-Term National Muni Bond ETF | LMUB | NYSE Arca
iShares National Muni Bond ETF | MUB | NYSE Arca
iShares New York Muni Bond ETF | NYF | NYSE Arca
iShares Short-Term National Muni Bond ETF | SUB | NYSE Arca

Page

Schedule of Investments
(unaudited)
August 31, 2026
iShares
®
California Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
California — 101.5%
Acalanes Union High School District
Series 2010A , GO , 6.35% , 08/01/39 ..... USD 200 $ 215,464
Series 2026 , GO , 0.00% , 08/01/40
(a)
..... 3,000 1,626,815
Alameda Corridor Transportation Authority
Series 1999A , RB , 0.00% , 10/01/32
( NPFGC )
(a)
.................... 745 602,548
Series 1999A , RB , 0.00% , 10/01/34
( NPFGC )
(a)
.................... 4,000 2,962,776
Series 2016B , RB , 4.00% , 10/01/35 ..... 255 254,657
Series 2016B , RB , 5.00% , 10/01/35 ..... 2,000 2,002,031
Series 2016B , RB , 5.00% , 10/01/36 ..... 600 600,752
Series 2016B , RB , 5.00% , 10/01/36 ..... 2,000 2,001,904
Series 2022A , RB , 0.00% , 10/01/47
(a)
.... 1,630 959,244
Series 2022A , RB , 0.00% , 10/01/48
(a)
.... 665 388,198
Series 2022A , RB , 0.00% , 10/01/49
(a)
.... 665 386,176
Series 2022A , RB , 0.00% , 10/01/50
(a)
.... 2,195 1,268,835
Series A , RB , 0.00% , 10/01/51
(a)
........ 1,000 300,244
Series 2022A , RB , 0.00% , 10/01/51 ( AGM )
(a)
7,000 4,125,891
Series 2022C , RB , 5.00% , 10/01/52 ( AGM ) 2,150 2,178,496
Series C , RB , 0.00% , 10/01/53
(a)
....... 5,000 1,205,446
Alameda County Joint Powers Authority, Series
2016, RB, 5.00%, 12/01/30 .......... 820 824,647
Alameda County Transportation Commission,
Series 2022, RB, 5.00%, 03/01/41 ...... 1,860 1,975,139
Alameda Unified School District-Alameda County
Series C , GO , 5.00% , 08/01/51 ........ 1,000 1,048,344
Series C , GO , 5.00% , 08/01/55 ........ 500 520,964
Alhambra Unified School District, Series B, GO,
0.00%, 08/01/39
(a)
................ 5,100 2,999,111
Allan Hancock Joint Community College District,
Series 2012C, GO, 0.00%, 08/01/47
(a)
.... 1,295 999,355
Alvord Unified School District, Series 2011B,
GO, 0.00%, 08/01/43
(a)
............. 2,500 1,189,126
Amador Water Agency, Series 2026B, COP,
5.00%, 12/01/30 ................. 3,375 3,646,350
Amador Water Agency Water, Series 2026A, RB,
5.00%, 12/01/30 ................. 2,100 2,268,840
Anaheim Housing & Public Improvements
Authority
Series 2024-A , RB , VRDN, ( Bank of America
NA LOC ), 2.40% , 09/02/26
(b)
........ 22,690 22,690,000
Series 2017A , RB , 5.00% , 10/01/26 ..... 400 400,807
Series 2025B , RB , 5.00% , 10/01/26 ..... 3,200 3,206,487
Series 2022A , RB , 5.00% , 10/01/27 ..... 775 795,693
Series 2022B , RB , 5.00% , 10/01/29 ..... 1,500 1,537,634
Series 2022A , RB , 5.00% , 10/01/30 ..... 1,770 1,812,276
Series 2022E , RB , 5.00% , 10/01/30 ..... 1,060 1,085,318
Series 2025B , RB , 5.00% , 10/01/32 ..... 500 539,537
Series 2022A , RB , 5.00% , 10/01/35 ..... 1,500 1,528,762
Anaheim Public Financing Authority, Series
2019A, RB, 5.00%, 09/01/31 (BAM) ..... 1,180 1,249,540
Anaheim Union High School District, Series A,
GO, 5.00%, 08/01/44 .............. 5,470 5,780,134
Antelope Valley Community College District
(a)
Series D , GO , 0.00% , 08/01/45 ........ 1,000 421,391
Series D , GO , 0.00% , 08/01/47 ........ 1,000 376,450
Series D , GO , 0.00% , 08/01/48 ........ 1,000 357,234
Antelope Valley-East Kern Water Agency
Financing Authority, Series 2025B, RB, VRDN,
5.00%, 04/01/28
(b)
................ 3,905 3,962,050
Arcadia Unified School District, Series 2025, GO,
4.50%, 08/01/54 ................. 6,945 6,804,623
Security
Par (000)
Par (000) Value
California (continued)
Bay Area Toll Authority
Series 2024D , RB , VRDN, ( TD Bank NA
LOC ), 2.35% , 09/02/26
(b)
........... USD 8,550 $ 8,550,000
Series 2024E , RB , VRDN, ( Bank of America
NA LOC ), 2.35% , 09/02/26
(b)
........ 10,650 10,650,000
Series 2024H , RB , VRDN, ( Bank of America
NA LOC ), 2.35% , 09/03/26
(b)
........ 13,900 13,900,000
Series 2017S-7 , RB , 5.00% , 04/01/28 .... 1,945 2,025,805
Series 2017S-7 , RB , 4.00% , 04/01/29 .... 500 504,098
Series 2025F-1 , RB , 5.00% , 04/01/30 .... 1,900 2,063,153
Series 2017S-7 , RB , 4.00% , 04/01/31 .... 3,955 3,980,099
Series 2025SSL-2 , RB , 5.00% , 04/01/31 .. 3,000 3,308,924
Series 2017S-7 , RB , 4.00% , 04/01/33 .... 2,695 2,706,251
Series 2025SSL-1 , RB , 5.00% , 04/01/33 .. 3,400 3,849,464
Series 2026A , RB , VRDN, 5.00% , 10/01/33
(b)
6,700 7,446,971
Series 2017S-7 , RB , 4.00% , 04/01/34 .... 5,515 5,530,183
Series 2026SSL-1 , RB , 5.00% , 04/01/37 .. 1,500 1,705,238
Series 2017S-7 , RB , 4.00% , 04/01/38 .... 400 391,075
Series 2025F-2 , RB , 5.00% , 04/01/39 .... 3,000 3,310,651
Series 2026F1 , RB , 5.00% , 04/01/40 .... 2,500 2,820,829
Series 2025F-2 , RB , 5.00% , 04/01/40 .... 4,000 4,360,016
Series 2026F1 , RB , 5.00% , 04/01/41 .... 2,000 2,237,458
Series 2017S-7 , RB , 4.00% , 04/01/42 .... 4,720 4,439,316
Series 2024F-2 , RB , 5.00% , 04/01/42 .... 3,000 3,188,669
Series 2025F-2 , RB , 5.00% , 04/01/42 .... 4,000 4,314,948
Series 2026F1 , RB , 5.00% , 04/01/42 .... 3,150 3,531,746
Series 2026SSL-1 , RB , 5.00% , 04/01/42 .. 1,000 1,082,169
Series 2026F1 , RB , 5.00% , 04/01/43 .... 1,810 2,025,919
Series 2024F-2 , RB , 5.00% , 04/01/43 .... 2,005 2,125,154
Series 2026SSL-1 , RB , 5.00% , 04/01/44 .. 1,100 1,181,262
Series 2026SSL-1 , RB , 5.00% , 04/01/45 .. 1,000 1,070,331
Series 2025F-1 , RB , 5.00% , 04/01/45 .... 1,045 1,115,989
Series 2017S-7 , RB , 4.00% , 04/01/47 .... 2,500 2,318,804
Series 2025F-1 , RB , 5.00% , 04/01/53 .... 1,000 1,035,560
Series 2019S-8 , RB , 3.00% , 04/01/54 .... 5,085 3,536,342
Series 2023F-1 , RB , 5.00% , 04/01/54 .... 1,000 1,026,487
Series 2023F-1 , RB , 5.25% , 04/01/54 .... 2,000 2,083,471
Series 2021F-2 , RB , 2.60% , 04/01/56 .... 4,000 2,523,617
Series 2019S-8 , RB , 5.00% , 04/01/56 .... 2,000 2,146,922
Series 2017F-1 , RB , 5.00% , 04/01/56 .... 1,405 1,426,849
Belmont-Redwood Shores School District
Series 2011A , GO , 0.00% , 08/01/39
(a)
.... 4,000 2,335,159
Series A , GO , 4.50% , 08/01/54 ........ 1,000 982,747
Benicia Unified School District
Series B , GO , 5.00% , 08/01/51 ........ 1,000 1,036,138
Series B , GO , 5.00% , 08/01/58 ........ 2,000 2,052,796
Beverly Hills Unified School District
(a)
Series 2009 , GO , 0.00% , 08/01/27 ...... 11,500 11,240,961
Series 2009 , GO , 0.00% , 08/01/30 ...... 500 447,019
Series 2016 , GO , 0.00% , 08/01/36 ...... 3,800 2,473,552
Series 2016 , GO , 0.00% , 08/01/37 ...... 5,870 3,606,175
Burbank Unified School District
Series 2025 , GO , 5.00% , 08/01/29 ...... 500 536,053
Series 2025 , GO , 5.00% , 08/01/30 ...... 500 545,612
California Educational Facilities Authority
Series V-1 , RB , 5.00% , 05/01/29 ....... 500 533,710
Series V-4 , RB , VRDN, 5.00% , 03/01/32
(b)
. 880 977,514
Series V-5 , RB , VRDN, 5.00% , 03/01/35
(b)
. 2,190 2,504,706
Series 2025A , RB , 5.00% , 10/01/35 ..... 2,530 2,916,019
Series T-1 , RB , 5.00% , 03/15/39 ....... 1,950 2,229,167
Series U-3 , RB , 5.00% , 06/01/43 ....... 5,090 5,760,079
Series U-6 , RB , 5.00% , 05/01/45 ....... 17,690 19,933,893
Series U-7 , RB , 5.00% , 06/01/46 ....... 2,650 2,962,038
Series V-1 , RB , 5.00% , 05/01/49 ....... 8,260 9,063,282
Series 2018A , RB , 5.00% , 10/01/53 ..... 2,120 2,007,560

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2025A , RB , 5.00% , 11/01/55 ..... USD 2,000 $ 2,037,755
California Infrastructure & Economic
Development Bank
Series 2024 , RB , 5.00% , 10/01/26 ...... 1,000 1,002,110
Series 2018 , RB , 5.00% , 10/01/26 ...... 215 215,454
Series 2018 , RB , 5.00% , 10/01/27 ...... 505 520,339
Series 2023 , RB , 5.00% , 10/01/28 ...... 1,000 1,054,976
Series 2018 , RB , 5.00% , 10/01/28 ...... 545 567,969
Series 2003A , RB , 5.00% , 07/01/29 ( FGIC ) 810 836,851
Series 2025 , RB , 5.00% , 10/01/32 ...... 2,000 2,248,960
Series 2025 , RB , 5.00% , 05/15/33 ...... 1,000 1,129,308
Series 2003A , RB , 5.00% , 07/01/33 ( AMBAC ) 1,410 1,459,248
Series 2025 , RB , 5.00% , 10/01/33 ...... 7,450 8,485,867
Series 2025 , RB , 5.00% , 10/01/34 ...... 2,000 2,292,273
Series 2003A , RB , 5.00% , 07/01/36 ( AMBAC ) 740 765,847
Series 2026 , RB , 5.00% , 08/01/36 ...... 2,625 2,986,571
Series 2025 , RB , 5.00% , 05/15/39 ...... 2,065 2,251,363
Series 2025 , RB , 5.00% , 10/01/39 ...... 2,000 2,215,813
Series 2025 , RB , 5.00% , 05/15/40 ...... 1,000 1,080,774
Series 2025 , RB , 5.00% , 10/01/40 ...... 2,000 2,195,858
Series 2025 , RB , 5.00% , 05/15/41 ...... 1,000 1,072,707
Series 2016A , RB , 5.00% , 10/01/41 ..... 700 701,521
Series 2017 , RB , 5.00% , 05/15/42 ...... 1,000 1,017,430
Series 2025 , RB , 5.00% , 10/01/42 ...... 5,000 5,439,954
Series 2018 , RB , 5.00% , 10/01/43 ...... 2,000 2,036,590
Series 2019 , RB , 5.00% , 08/01/44 ...... 1,510 1,543,650
Series 2016A , RB , 4.00% , 10/01/45 ..... 500 500,674
Series 2023 , RB , 4.00% , 10/01/45 ...... 5,000 4,873,962
Series 2024 , RB , 4.00% , 10/01/47 ...... 1,775 1,697,867
Series 2022A , RB , 5.00% , 10/01/47 ..... 1,175 1,227,799
Series 2018 , RB , 5.00% , 10/01/48 ...... 125 126,363
Series 2019 , RB , 5.00% , 08/01/49 ...... 3,125 3,176,588
Series 2022A , RB , 5.00% , 10/01/52 ..... 5,000 5,167,878
Series 2025 , RB , 4.50% , 05/15/55 ...... 5,000 4,864,942
Series 2025 , RB , 5.25% , 05/15/59 ...... 3,000 3,128,819
California Municipal Finance Authority
Series 2026B , RB , 5.00% , 06/30/32 ..... 2,375 2,532,260
Series 2026A , RB , 5.00% , 09/01/40 ..... 1,410 1,502,820
Series 2017A , RB , 5.00% , 06/01/42 ..... 500 504,436
Series 2017 , RB , 5.00% , 01/01/48 ...... 1,000 1,034,660
Series 2026A , RB , 5.50% , 09/01/56 ..... 2,590 2,737,646
Series 2026A , RB , 5.50% , 09/01/60 ..... 5,000 5,269,390
California School Facilities Financing Authority,
Series 2009A, RB, 0.00%, 08/01/49
(a)
.... 15,245 4,615,137
California State Public Works Board
Series 2024C , RB , 5.00% , 09/01/26 ..... 4,560 4,560,000
Series 2023B , RB , 5.00% , 12/01/26 ..... 530 533,342
Series 2021A , RB , 5.00% , 02/01/27 ..... 7,000 7,074,349
Series 2022A , RB , 5.00% , 08/01/27 ..... 2,390 2,445,616
Series 2024C , RB , 5.00% , 09/01/27 ..... 2,185 2,240,281
Series 2023C , RB , 5.00% , 09/01/27 ..... 4,725 4,844,544
Series B , RB , 5.00% , 10/01/27 ......... 395 405,798
Series 2019C , RB , 5.00% , 11/01/27 ..... 1,140 1,173,470
Series 2023D , RB , 5.00% , 11/01/27 ..... 4,510 4,642,411
Series F , RB , 5.00% , 05/01/28 ......... 350 352,912
Series 2022B , RB , 5.00% , 06/01/28 ..... 2,000 2,086,805
Series 2024C , RB , 5.00% , 09/01/29 ..... 2,500 2,665,224
Series B , RB , 5.00% , 10/01/29 ......... 250 256,105
Series 2016C , RB , 5.00% , 11/01/29 ..... 1,000 1,003,836
Series 2019C , RB , 5.00% , 11/01/29 ..... 1,530 1,635,536
Series 2023B , RB , 5.00% , 12/01/29 ..... 1,550 1,659,132
Series 2023C , RB , 5.00% , 09/01/30 ..... 2,735 2,960,634
Series 2024C , RB , 5.00% , 09/01/30 ..... 1,500 1,623,748
Series 2026A , RB , 5.00% , 09/01/30 ..... 6,125 6,630,305
Series 2025C , RB , 5.00% , 11/01/30 ..... 2,630 2,853,722
Security
Par (000)
Par (000) Value
California (continued)
Series 2020D , RB , 5.00% , 11/01/30 ..... USD 1,405 $ 1,524,517
Series 2023C , RB , 5.00% , 09/01/31 ..... 4,875 5,348,695
Series 2023B , RB , 5.00% , 12/01/31 ..... 1,280 1,408,540
Series 2024C , RB , 5.00% , 09/01/32 ..... 1,880 2,081,546
Series 2019C , RB , 5.00% , 11/01/32 ..... 1,010 1,073,796
Series 2024D , RB , 5.00% , 11/01/32 ..... 5,000 5,545,686
Series 2024D , RB , 5.00% , 11/01/33 ..... 1,100 1,229,916
Series 2023C , RB , 5.00% , 09/01/34 ..... 5,000 5,539,947
Series 2016C , RB , 5.00% , 11/01/34 ..... 1,575 1,580,402
Series 2016E , RB , 3.00% , 10/01/35 ..... 1,250 1,143,514
Series 2024A , RB , 5.00% , 04/01/37 ..... 215 235,547
Series 2026A , RB , 5.00% , 09/01/37 ..... 3,310 3,662,437
Series 2024C , RB , 5.00% , 09/01/37 ..... 2,275 2,494,002
Series 2026A , RB , 5.00% , 09/01/38 ..... 2,000 2,180,452
Series 2024C , RB , 5.00% , 09/01/38 ..... 2,000 2,163,290
Series 2024C , RB , 5.00% , 09/01/39 ..... 5,435 5,840,639
Series 2024D , RB , 3.00% , 11/01/39 ..... 7,000 6,175,240
Series 2025C , RB , 5.00% , 11/01/40 ..... 2,500 2,693,483
Series 2021C , RB , 5.00% , 11/01/40 ..... 1,000 1,054,169
Series 2021D , RB , 4.00% , 11/01/41 ..... 2,510 2,444,959
Series 2025C , RB , 5.00% , 11/01/41 ..... 4,500 4,841,237
Series 2024A , RB , 5.00% , 04/01/42 ..... 2,795 2,970,396
Series 2025C , RB , 5.00% , 11/01/42 ..... 4,250 4,562,848
Series 2024A , RB , 5.00% , 04/01/43 ..... 1,780 1,882,488
Series 2025C , RB , 5.00% , 11/01/43 ..... 1,000 1,067,503
Series 2025C , RB , 5.00% , 11/01/44 ..... 1,000 1,062,538
Series 2025C , RB , 5.00% , 11/01/47 ..... 10,810 11,354,797
Series 2023D , RB , 4.63% , 11/01/48 ..... 6,760 6,805,930
Series 2024A , RB , 5.00% , 04/01/49 ..... 2,000 2,067,426
Series 2024D , RB , 4.00% , 11/01/49 ..... 5,000 4,571,673
California State University
Series 2016B-3 , RB , VRDN,
3.13% , 11/01/26
(b)
............... 2,300 2,301,884
Series 2026A , RB , 5.00% , 11/01/26 ..... 1,175 1,180,186
Series 2017A , RB , 5.00% , 11/01/26 ..... 370 371,633
Series 2026A , RB , 5.00% , 11/01/27 ..... 3,975 4,094,028
Series 2026A , RB , 5.00% , 11/01/28 ..... 7,000 7,381,748
Series 2026B-1 , RB , VRDN,
2.90% , 11/01/29
(b)
............... 2,250 2,244,751
Series 2026B-2 , RB , VRDN,
2.90% , 11/01/29
(b)
............... 3,165 3,157,617
Series 2026A , RB , 5.00% , 11/01/29 ..... 5,000 5,374,502
Series 2026A , RB , 5.00% , 11/01/30 ..... 5,000 5,472,294
Series 2017A , RB , 5.00% , 11/01/30 ..... 1,605 1,631,280
Series 2019A , RB , 5.00% , 11/01/30 ..... 1,245 1,336,292
Series 2015A , RB , 5.00% , 11/01/31 ..... 20 20,038
Series 2017A , RB , 5.00% , 11/01/31 ..... 6,455 6,556,674
Series 2018A , RB , 5.00% , 11/01/31 ..... 1,490 1,563,009
Series 2026B-3 , RB , VRDN,
3.15% , 11/01/32
(b)
............... 1,615 1,597,916
Series 2026A , RB , 5.00% , 11/01/32 ..... 1,500 1,691,385
Series 2015A , RB , 5.00% , 11/01/33 ..... 5 5,009
Series 2017A , RB , 5.00% , 11/01/33 ..... 1,325 1,344,354
Series 2026A , RB , 5.00% , 11/01/34 ..... 2,000 2,282,736
Series 2020C , RB , 3.00% , 11/01/35 ..... 3,940 3,714,997
Series 2018A , RB , 5.00% , 11/01/35 ..... 1,145 1,192,349
Series 2017A , RB , 5.00% , 11/01/35 ..... 450 455,872
Series 2015A , RB , 5.00% , 11/01/35 ..... 20 20,032
Series 2017A , RB , 5.00% , 11/01/36 ..... 485 490,956
Series 2025A , RB , 5.00% , 11/01/36 ..... 3,230 3,667,245
Series 2025A , RB , 5.00% , 11/01/37 ..... 2,500 2,811,698
Series 2015A , RB , 5.00% , 11/01/38 ..... 5 5,007
Series 2025A , RB , 5.00% , 11/01/38 ..... 5,000 5,575,417
Series 2019A , RB , 5.00% , 11/01/39 ..... 1,515 1,581,368
Series 2026A , RB , 5.00% , 11/01/40 ..... 4,800 5,317,102

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
California Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2026A , RB , 5.00% , 11/01/41 ..... USD 2,190 $ 2,397,638
Series 2015A , RB , 4.00% , 11/01/43 ..... 200 185,398
Series 2015A , RB , 5.00% , 11/01/43 ..... 50 50,056
Series 2024A , RB , 5.00% , 11/01/43 ..... 4,800 5,138,923
Series 2016A , RB , 4.00% , 11/01/45 ..... 985 903,882
Series 2020C , RB , 4.00% , 11/01/45 ..... 4,470 4,310,365
Series 2024A , RB , 5.50% , 11/01/45 ..... 2,655 2,921,339
Series 2021A , RB , 3.00% , 11/01/46 ..... 2,000 1,529,653
Series 2026A , RB , 5.00% , 11/01/46 ..... 1,250 1,333,026
Series 2024A , RB , 5.50% , 11/01/46 ..... 2,000 2,186,697
Series 2015A , RB , 5.00% , 11/01/47 ..... 10 10,007
Series 2020C , RB , 3.00% , 11/01/51 ..... 1,000 716,190
Series 2026A , RB , 5.00% , 11/01/51 ..... 1,500 1,570,176
Series 2024A , RB , 5.50% , 11/01/55 ..... 17,130 18,371,719
California Statewide Communities Development
Authority, Series 2016, RB, 5.00%, 05/15/40 250 250,098
Castaic Lake Water Agency, COP,
0.00%, 08/01/27 (AMBAC)
(a)
.......... 4,000 3,908,484
Cerritos Community College District
Series 2021D , GO , 2.38% , 08/01/44 ..... 5,000 3,492,361
Series 2019C , GO , 3.00% , 08/01/44 ..... 1,250 988,560
Series 2024A , GO , 4.00% , 08/01/49 ..... 7,000 6,481,693
Series 2026B , GO , 5.00% , 08/01/51 ..... 1,000 1,061,563
Chabot-Las Positas Community College District
Series C , GO , 5.00% , 08/01/27 ........ 500 512,104
Series B , GO , 3.00% , 08/01/36 ........ 1,455 1,381,711
Series 2026 , GO , 5.00% , 08/01/37 ...... 3,920 4,505,836
Series D , GO , 5.00% , 08/01/38 ........ 5,000 5,629,804
Series 2017A , GO , 4.00% , 08/01/42 ..... 2,920 2,732,880
Series 2017A , GO , 4.00% , 08/01/47 ..... 3,000 2,780,935
Series D , GO , 5.00% , 08/01/48 ........ 1,000 1,057,482
Series C , GO , 5.25% , 08/01/48 ........ 3,735 3,953,904
Chaffey Community College District
Series A , GO , 3.00% , 06/01/33 ........ 1,800 1,819,104
Series B1 , GO , 5.50% , 06/01/49 ....... 4,930 5,336,780
Chaffey Joint Union High School District
Series B , GO , 4.00% , 08/01/44 ........ 500 470,027
Series H , GO , 0.00% , 08/01/48
(a)
....... 4,890 1,713,169
Series G , GO , 5.25% , 08/01/52 ........ 1,500 1,556,880
Chino Valley Unified School District
Series 2017 , GO , 3.00% , 08/01/30 ...... 7,005 7,015,103
Series 2017 , GO , 5.00% , 08/01/31 ...... 4,310 4,399,351
Series 2020B , GO , 4.00% , 08/01/45 ..... 2,500 2,334,086
Series 2022C , GO , 4.00% , 08/01/55 ..... 2,000 1,773,290
Series 2020B , GO , 5.00% , 08/01/55 ..... 4,000 4,063,552
Citrus Community College District, Series
2024B, GO, 5.00%, 08/01/49 ......... 1,000 1,044,445
City & County of San Francisco
Series 2022R-1 , GO , 5.00% , 06/15/27 ... 500 510,155
Series 2022R-1 , GO , 5.00% , 06/15/28 ... 8,215 8,582,352
Series 2024-R1 , GO , 5.00% , 06/15/28 ... 960 1,002,929
Series 2020R-1 , GO , 5.00% , 06/15/31 ... 2,160 2,248,762
Series 2024-R1 , GO , 5.00% , 06/15/32 ... 3,000 3,354,617
Series 2024R-1 , GO , 5.00% , 06/15/35 ... 1,880 2,124,298
Series 2026A-1 , GO , 5.00% , 06/15/39 .... 5,000 5,469,371
Series 2026A-1 , GO , 5.00% , 06/15/44 .... 5,000 5,313,856
City of Concord, COP, 2.13%, 04/01/41 .... 555 375,946
City of Glendale
Series 2025 , RB , 5.00% , 02/01/49 ...... 1,500 1,550,913
Series 2024-2 , RB , 5.00% , 02/01/54 ..... 2,000 2,015,299
City of Hayward, Series 2025, RB,
4.00%, 03/01/52 ................. 2,000 1,831,668
City of Irvine
Series 2025 , 5.00% , 09/01/50 ......... 1,500 1,570,710
Series 2026 , 0.00% , 09/01/52 ( BAM )
(a)
... 500 139,048
Security
Par (000)
Par (000) Value
California (continued)
Series 2026 , 0.00% , 09/01/53 ( BAM )
(a)
... USD 275 $ 72,421
Series 2025 , 5.00% , 09/01/60 ......... 1,855 1,929,470
City of Long Beach
Series 2025 , RB , 5.00% , 05/15/40 ...... 1,100 1,168,078
Series 2025 , RB , 5.00% , 05/15/41 ...... 1,000 1,055,013
Series 2019A , RB , 5.00% , 05/15/44 ..... 2,000 2,066,140
City of Los Angeles
RB , 5.00% , 06/24/27 ............... 10,000 10,210,036
Series 2023A , RB , 5.00% , 02/01/37 ..... 1,000 1,094,552
Series 2023A , RB , 5.00% , 02/01/38 ..... 1,000 1,085,803
City of Los Angeles Department of Airports
Series 2025E , RB , 5.00% , 05/15/27 ..... 1,680 1,712,461
Series 2020B , RB , 5.00% , 05/15/27 ..... 275 280,314
Series 2020A , RB , 5.00% , 05/15/28 ..... 280 291,953
Series 2025C , RB , 5.00% , 05/15/30 ..... 625 676,878
Series 2026C , RB , 5.00% , 05/15/30
(c)
.... 1,460 1,581,100
Series 2026C , RB , 5.00% , 05/15/31
(c)
.... 1,000 1,098,947
Series 2020A , RB , 5.00% , 05/15/31 ..... 1,785 1,911,774
Series 2025D , RB , 5.00% , 05/15/31 ..... 2,470 2,714,535
Series 2025C , RB , 5.00% , 05/15/31 ..... 1,285 1,412,217
Series 2025C , RB , 5.00% , 05/15/32 ..... 2,750 3,056,777
Series 2020B , RB , 5.00% , 05/15/32 ..... 1,000 1,079,966
Series 2020A , RB , 5.00% , 05/15/32 ..... 1,070 1,143,486
Series 2025C , RB , 5.00% , 05/15/33 ..... 1,250 1,405,144
Series 2025D , RB , 5.00% , 05/15/33 ..... 1,250 1,405,144
Series 2025D , RB , 5.00% , 05/15/35 ..... 2,000 2,273,715
Series 2021B , RB , 5.00% , 05/15/35 ..... 2,105 2,276,206
Series 2020A , RB , 5.00% , 05/15/36 ..... 5,330 5,626,126
Series 2025D , RB , 5.00% , 05/15/37 ..... 4,000 4,460,780
Series 2020A , RB , 5.00% , 05/15/39 ..... 7,455 7,780,949
Series 2020A , RB , 5.00% , 05/15/40 ..... 1,425 1,481,914
Series 2025D , RB , 5.00% , 05/15/41 ..... 3,000 3,229,548
Series B , RB , 5.00% , 05/15/42 ......... 2,000 2,016,582
Series 2025D , RB , 5.00% , 05/15/43 ..... 2,000 2,130,992
Series 2025D , RB , 5.00% , 05/15/44 ..... 4,000 4,245,973
Series 2021B , RB , 5.00% , 05/15/45 ..... 2,205 2,292,507
Series 2022B , RB , 4.00% , 05/15/48 ..... 5,000 4,615,780
Series 2025D , RB , 5.00% , 05/15/48 ..... 3,000 3,121,985
Series 2021B , RB , 5.00% , 05/15/48 ..... 475 486,334
Series 2026C , RB , 5.00% , 05/15/48
(c)
.... 2,000 2,092,036
Series 2018E , RB , 5.00% , 05/15/48 ..... 1,020 1,034,577
Series 2025D , RB , 5.25% , 05/15/48 ..... 2,000 2,121,559
City of Los Angeles Wastewater System
Series 2025A , RB , 5.00% , 06/01/27 ..... 2,500 2,549,077
Series 2018B , RB , 5.00% , 06/01/27 ..... 3,860 3,935,775
Series 2025C , RB , 5.00% , 06/01/27 ..... 5,000 5,098,154
Series 2022C , RB , 5.00% , 06/01/28 ..... 180 188,040
Series 2022C , RB , 5.00% , 06/01/29 ..... 1,000 1,066,471
Series A , RB , 5.00% , 06/01/30 ......... 1,305 1,328,365
Series 2022C , RB , 5.00% , 06/01/30 ..... 1,000 1,085,596
Series 2025A , RB , 5.00% , 06/01/31 ..... 1,000 1,103,394
Series 2022C , RB , 5.00% , 06/01/32 ..... 2,500 2,794,230
Series 2025A , RB , 5.00% , 06/01/33 ..... 1,000 1,133,089
Series 2025A , RB , 5.00% , 06/01/35 ..... 2,900 3,335,380
Series 2025A , RB , 5.00% , 06/01/38 ..... 3,160 3,523,034
Series A , RB , 4.00% , 06/01/42 ......... 500 482,339
Series 2018A , RB , 5.00% , 06/01/43 ..... 1,000 1,019,256
Series 2022A , RB , 5.00% , 06/01/47 ..... 5,275 5,491,719
Series A , RB , 5.25% , 06/01/47 ......... 1,000 1,009,396
Series 2022A , RB , 4.00% , 06/01/52 ..... 1,420 1,289,762
Series 2025A , RB , 5.00% , 06/01/55 ..... 5,000 5,181,972
City of Modesto
Series 2025 , RB , 5.00% , 11/01/50 ...... 1,000 1,038,471
Series 2025 , RB , 5.00% , 11/01/55 ...... 1,280 1,315,796

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
City of Oakland
Series 2023D , GO , 5.25% , 07/15/48 ..... USD 3,225 $ 3,379,835
Series 2025B-1 , GO , 5.00% , 07/15/55 .... 1,000 1,020,743
City of Redlands, COP, 5.00%, 05/01/51 .... 2,250 2,342,115
City of Riverside
Series 2018A , RB , 5.00% , 08/01/30 ..... 250 261,296
Series 2018A , RB , 5.00% , 08/01/31 ..... 1,430 1,492,022
Series 2018A , RB , 5.00% , 08/01/33 ..... 800 832,108
Series 2019A , RB , 5.00% , 10/01/36 ..... 1,025 1,069,668
Series 2025A , RB , 5.00% , 08/01/40 ..... 750 818,594
Series 2019A , RB , 5.00% , 10/01/48 ..... 3,695 3,751,866
Series 2024A , RB , 5.00% , 10/01/49 ..... 3,970 4,122,113
City of Roseville
Series 2026 , RB , 5.00% , 02/01/40 ...... 1,250 1,376,784
Series 2026 , RB , 5.00% , 02/01/41 ...... 2,000 2,179,697
Series 2026 , RB , 5.00% , 02/01/42 ...... 1,000 1,085,081
Series 2026 , RB , 5.00% , 02/01/43 ...... 2,000 2,159,154
Series 2026 , RB , 5.00% , 02/01/44 ...... 2,000 2,147,254
City of San Francisco
Series 2025, Sub-Series A , RB ,
5.00% , 11/01/27 ................ 5,000 5,155,693
Series 2025, Sub-Series A , RB ,
5.00% , 11/01/30 ................ 10,000 10,928,040
Series 2025, Sub-Series F , RB ,
5.00% , 11/01/30 ................ 2,575 2,813,970
Series 2025, Sub-Series A , RB ,
5.00% , 11/01/31 ................ 8,500 9,438,306
Series 2023C , RB , 5.00% , 11/01/31 ..... 1,000 1,110,389
Series 2023C , RB , 5.00% , 11/01/32 ..... 1,000 1,120,959
Series 2025, Sub-Series A , RB ,
5.00% , 11/01/33 ................ 5,000 5,661,813
Series 2023C , RB , 5.00% , 11/01/35 ..... 1,440 1,609,444
Series A , RB , 4.00% , 11/01/36 ......... 2,500 2,500,208
Series 2025, Sub-Series F , RB ,
5.00% , 11/01/38 ................ 2,000 2,284,490
Series A , RB , 4.00% , 11/01/39 ......... 1,000 953,944
Series 2025, Sub-Series F , RB ,
5.00% , 11/01/39 ................ 1,495 1,690,340
Series 2023C , RB , 5.00% , 11/01/39 ..... 1,000 1,080,204
Series 2025, Sub-Series F , RB ,
5.00% , 11/01/40 ................ 3,430 3,876,226
Series 2020D , RB , 3.00% , 11/01/50 ..... 1,500 1,088,547
Series 2020B , RB , 5.00% , 11/01/50 ..... 3,600 3,636,230
Series 2025, Sub-Series E , RB ,
5.25% , 11/01/55 ................ 2,000 2,103,633
City of San Jose
Series 2019C , GO , 5.00% , 09/01/28 ..... 370 389,898
Series 2021A , GO , 5.00% , 09/01/45 ..... 5,035 5,264,856
Series 2019A-1 , GO , 5.00% , 09/01/47 .... 2,000 2,047,741
City of Santa Rosa
Series 2002B , RB , 0.00% , 09/01/29
( AMBAC )
(a)
.................... 1,650 1,513,926
Series 2002B , RB , 0.00% , 09/01/31
( AMBAC )
(a)
.................... 1,435 1,226,982
Series 2002B , RB , 0.00% , 09/01/32
( AMBAC )
(a)
.................... 5,000 4,115,735
Series 2020A , RB , 5.00% , 09/01/34 ..... 4,470 4,849,924
Clovis Unified School District
Series D , GO , 4.00% , 08/01/40 ........ 55 53,331
Series B , GO , 5.00% , 08/01/47 ........ 8,000 8,229,420
Coast Community College District
Series 2006B , GO , 0.00% , 08/01/27
(a)
.... 320 312,255
Series 2006B , GO , 0.00% , 08/01/28 ( AGM )
(a)
4,925 4,671,288
Series 2006B , GO , 0.00% , 08/01/30
(a)
.... 2,985 2,649,205
Series 2017D , GO , 5.00% , 08/01/36 ..... 1,500 1,537,153
Security
Par (000)
Par (000) Value
California (continued)
Series 2019F , GO , 3.00% , 08/01/39 ..... USD 2,520 $ 2,169,069
Series 2017D , GO , 4.00% , 08/01/42 ..... 10,230 9,547,852
Series 2019F , GO , 0.00% , 08/01/43
(a)
.... 1,000 456,606
Colton Joint Unified School District
Series A , GO , 0.00% , 08/01/49 ( BAM )
(a)
... 750 252,566
Series A , GO , 0.00% , 08/01/50 ( BAM )
(a)
... 1,000 319,003
Series A , GO , 5.00% , 08/01/55 ( BAM ) .... 3,000 3,078,470
Compton Unified School District
(c)
Series 2026B , GO , 5.00% , 07/01/51 ..... 3,000 3,085,963
Series 2026B , GO , 4.25% , 07/01/56 ..... 1,500 1,375,435
Contra Costa Community College District
Series 2020C , GO , 2.00% , 08/01/39 ..... 3,235 2,394,609
Series 2014A , GO , 4.00% , 08/01/39 ..... 1,250 1,221,175
Contra Costa Transportation Authority Sales Tax
Series 2018B , RB , 5.00% , 03/01/30 ..... 600 607,474
Series 2021A , RB , 4.00% , 03/01/33 ..... 6,285 6,581,829
Corona-Norco Unified School District
Series 2026 , GO , 5.00% , 08/01/35 ...... 2,000 2,296,833
Series 2026 , GO , 5.00% , 08/01/36 ...... 1,000 1,150,335
Series C , GO , 0.00% , 08/01/39
(a)
....... 2,000 1,165,798
Series B , GO , 4.00% , 08/01/43 ........ 3,725 3,454,897
Series D , GO , 5.00% , 08/01/45 ........ 300 320,113
Series D , GO , 5.00% , 08/01/49 ........ 1,000 1,046,052
County of Los Angeles, Series A, RB,
5.00%, 06/30/27 ................. 6,355 6,489,931
County of Riverside, RB, 5.00%, 06/30/27 ... 7,400 7,565,194
County of Sacramento Airport System
Series 2018E , RB , 5.00% , 07/01/34 ..... 1,675 1,732,676
Series 2025E , RB , 5.00% , 07/01/37 ..... 750 840,145
Series 2025B , RB , 5.00% , 07/01/40 ..... 415 452,346
Series 2026A , RB , 5.00% , 07/01/41 ..... 1,000 1,090,626
Series 2024 , RB , 5.00% , 07/01/49 ...... 1,155 1,195,065
Series 2024 , RB , 5.00% , 07/01/54 ...... 3,250 3,332,656
County of Santa Clara
Series 2017C , GO , 4.00% , 08/01/34 ..... 400 402,566
Series 2022D , GO , 5.00% , 08/01/34 ..... 5,890 6,590,349
Series 2017C , GO , 4.00% , 08/01/38 ..... 750 750,058
Desert Community College District
Series 2017 , GO , 4.00% , 08/01/39 ...... 500 486,044
Series 2024 , GO , 4.00% , 08/01/42 ...... 1,030 1,017,923
Series 2026 , GO , 5.00% , 08/01/45 ...... 2,000 2,144,898
Desert Sands Unified School District
Series 2025 , GO , 5.00% , 08/01/27 ...... 1,000 1,024,576
Series 2025 , GO , 5.00% , 08/01/28 ...... 2,600 2,730,215
Series 2019 , GO , 4.00% , 08/01/44 ...... 1,000 937,263
Series 2025 , GO , 4.00% , 08/01/50 ...... 3,000 2,755,676
Downey Unified School District
Series B , GO , 4.00% , 08/01/51 ........ 1,440 1,296,228
Series B , GO , 5.00% , 08/01/57 ........ 1,635 1,685,934
Dublin Unified School District
Series 2026 , GO , 5.00% , 08/01/38 ...... 3,000 3,361,846
Series B , GO , 4.00% , 08/01/45 ........ 4,000 3,843,363
Series B , GO , 4.25% , 08/01/53 ........ 2,000 1,879,121
East Bay Municipal Utility District Wastewater
System
Series 2026B , RB , 5.00% , 06/01/31 ..... 1,250 1,386,783
Series 2025B , RB , 5.00% , 06/01/36 ..... 1,000 1,145,811
Series 2025B , RB , 5.00% , 06/01/37 ..... 1,000 1,132,156
Series 2026B , RB , 5.00% , 06/01/38 ..... 2,000 2,267,487
Series 2026B , RB , 5.00% , 06/01/39 ..... 1,765 1,975,469
Series 2025A , RB , 5.00% , 06/01/50 ..... 1,000 1,050,216
East Bay Municipal Utility District Water System
Series 2025B , RB , 5.00% , 06/01/27 ..... 7,000 7,149,554
Series 2025B , RB , 5.00% , 06/01/28 ..... 5,000 5,243,563
Series 2017B , RB , 5.00% , 06/01/29 ..... 2,200 2,242,348

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
California Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2024B , RB , 5.00% , 06/01/30 ..... USD 1,000 $ 1,091,134
Series 2017B , RB , 5.00% , 06/01/32 ..... 1,560 1,586,422
Series 2017B , RB , 5.00% , 06/01/33 ..... 1,000 1,016,268
Series 2017B , RB , 5.00% , 06/01/34 ..... 430 436,678
Series 2025B , RB , 5.00% , 06/01/36 ..... 1,350 1,546,845
Series 2022A , RB , 5.00% , 06/01/37 ..... 2,000 2,179,466
Series 2026B , RB , 5.00% , 06/01/38 ..... 625 708,590
Series 2026B , RB , 5.00% , 06/01/39 ..... 12,500 13,990,576
Series 2017A , RB , 5.00% , 06/01/42 ..... 5,460 5,515,724
Series 2026A , RB , 5.00% , 06/01/43 ..... 2,000 2,171,811
Series 2026A , RB , 5.00% , 06/01/44 ..... 1,750 1,893,965
Series 2017A , RB , 4.00% , 06/01/45 ..... 1,000 956,843
Series 2025B , RB , 5.00% , 06/01/45 ..... 1,000 1,073,478
Series 2017A , RB , 5.00% , 06/01/45 ..... 2,000 2,017,711
Series 2026A , RB , 5.00% , 06/01/51 ..... 715 751,859
Series 2025A , RB , 5.00% , 06/01/55 ..... 1,665 1,735,517
East County Advanced Water Purification Joint
Powers Authority
RB , 3.13% , 09/01/26 ............... 14,500 14,500,000
Series 2024A, Sub-Series A-2 , RB ,
5.00% , 09/01/26 ................ 2,870 2,870,000
East Side Union High School District
Series A , GO , 5.00% , 08/01/27 ........ 750 767,604
Series D , GO , 5.00% , 08/01/27 ........ 350 358,215
Series 2024B , GO , 5.00% , 08/01/30 ..... 3,500 3,808,377
Series B , GO , 3.00% , 08/01/31 ........ 2,000 1,986,164
Series B , GO , 3.00% , 08/01/33 ........ 6,920 6,697,853
Series 2024B , GO , 5.00% , 08/01/34 ..... 4,000 4,574,310
Series B , GO , 3.00% , 08/01/36 ........ 2,615 2,399,949
Eastern Municipal Water District, Series 2018A,
RB, VRDN, (Bank of America NA SBPA),
2.30%, 09/02/26
(b)
................ 3,865 3,865,000
Eastern Municipal Water District Financing
Authority
Series 2020A , RB , 5.00% , 07/01/36 ..... 3,000 3,202,394
Series 2020A , RB , 4.00% , 07/01/38 ..... 2,310 2,337,645
Series 2017D , RB , 5.00% , 07/01/47 ..... 1,000 1,007,448
El Camino Community College District
Fountation (The)
Series 2012C , GO , 0.00% , 08/01/27
(a)
.... 3,000 2,928,712
Series 2012C , GO , 0.00% , 08/01/29
(a)
.... 2,110 1,941,334
Series 2012C , GO , 0.00% , 08/01/32
(a)
.... 700 578,080
Series 2012C , GO , 0.00% , 08/01/33
(a)
.... 125 99,209
Series 2012C , GO , 0.00% , 08/01/34
(a)
.... 3,050 2,319,582
Series 2012C , GO , 0.00% , 08/01/38
(a)
.... 14,000 8,756,328
Series 2016A , GO , 4.00% , 08/01/45 ..... 500 465,405
El Monte Union High School District, Series B,
GO, 4.00%, 06/01/46 .............. 4,100 3,812,680
Elk Grove Finance Authority
Series 2025 , 5.00% , 09/01/33 ......... 1,000 1,120,682
Series 2025 , 5.00% , 09/01/36 ......... 1,000 1,125,786
Elk Grove Unified School District
Series 2026 , GO , 5.50% , 08/01/27 ...... 4,000 4,119,664
COP , 3.00% , 02/01/33 ( BAM ) ......... 1,000 946,021
Series 2021 , GO , 2.00% , 08/01/34 ...... 2,515 2,123,029
Series 2017 , GO , 4.00% , 08/01/46 ...... 5,950 5,480,086
Series 2019 , GO , 4.00% , 08/01/46 ...... 2,855 2,629,520
Series 2026 , GO , 4.50% , 08/01/53 ...... 2,000 1,955,480
Escondido Union High School District
(a)
Series A , GO , 0.00% , 08/01/30 ........ 250 220,767
Series 2009 , GO , 0.00% , 08/01/37 ...... 190 122,869
Series 2011C , GO , 0.00% , 08/01/46 ..... 985 384,652
Series 2011C , GO , 0.00% , 08/01/51 ..... 1,155 357,418
Folsom Cordova Unified School District, Series
2026A, GO, 5.00%, 10/01/41 ......... 3,000 3,246,094
Security
Par (000)
Par (000) Value
California (continued)
Fontana Public Facilities Financing Authority
Series 2025A , RB , 5.00% , 11/01/37 ..... USD 460 $ 515,813
Series 2025A , RB , 5.00% , 11/01/55 ..... 1,000 1,027,213
Fontana Unified School District, Series A, GO,
5.00%, 08/01/41 ................. 500 543,709
Foothill-De Anza Community College District
Series 2003B , GO , 0.00% , 08/01/34
( NPFGC-IBC, FGIC )
(a)
............ 2,000 1,543,702
Series A , GO , 0.00% , 08/01/36 ( AMBAC )
(a)
1,950 1,366,665
Series 2021A , GO , 3.00% , 08/01/40 ..... 5,160 4,294,691
Series 2016 , GO , 4.00% , 08/01/40 ...... 2,000 1,902,398
Foothill-Eastern Transportation Corridor Agency
Series 1995A , RB , 0.00% , 01/01/28
(a)
.... 440 426,039
Series 1995A , RB , 0.00% , 01/01/29
(a)
.... 500 471,544
Series 1995A , RB , 0.00% , 01/01/30 ( AGC-
ICC, AGM-CR )
(a)
................ 320 293,137
Series 2015A , RB , 0.00% , 01/15/33
(a)
.... 750 602,429
Series 2015A , RB , 0.00% , 01/15/34
(a)
.... 5,500 4,214,806
Series 2015A , RB , 0.00% , 01/15/35
(a)
.... 300 219,564
Series 2013A , RB , 0.00% , 01/15/36
(a)
.... 12,490 8,790,712
Series 2013A , RB , 0.00% , 01/15/37 ( AGM )
(a)
3,000 2,008,037
Series 2021A , RB , 4.00% , 01/15/46 ..... 14,595 13,284,062
Series 2013B-1 , RB , 3.95% , 01/15/53 .... 1,200 1,028,448
Fremont Unified School District
Series D , GO , 2.00% , 08/01/35 ........ 5,320 4,432,170
Series D , GO , 2.00% , 08/01/36 ........ 1,000 806,193
Series E , GO , 4.00% , 08/01/37 ........ 5,840 5,885,469
Series A , GO , 5.25% , 08/01/42 ........ 3,675 3,970,616
Series A , GO , 4.00% , 08/01/44 ........ 8,520 8,109,198
Fremont Union High School District
Series 2026 , GO , 5.00% , 08/01/28 ...... 1,000 1,052,010
Series 2026A , GO , 5.00% , 08/01/39 ..... 1,685 1,873,659
Series 2021A , GO , 3.00% , 08/01/40 ..... 4,000 3,365,571
Series 2026 , GO , 4.13% , 08/01/50 ...... 1,000 947,889
Fresno Joint Powers Financing Authority, Series
2017A, RB, 5.00%, 04/01/35 ......... 950 959,384
Fresno Unified School District, Series B, GO,
4.00%, 08/01/55 ................. 3,255 2,882,980
Fullerton Joint Union High School District, Series
2025A, GO, 4.00%, 08/01/46 ......... 5,150 4,917,783
Glendale Community College District
Series 2025A , GO , 5.00% , 08/01/27 ..... 250 256,605
Series B , GO , 3.00% , 08/01/47 ........ 500 372,516
Series B , GO , 4.00% , 08/01/50 ........ 8,085 7,376,727
Series 2025A , GO , 5.00% , 08/01/50 ..... 2,655 2,768,811
Series 2025A , GO , 5.00% , 08/01/55 ..... 1,335 1,381,407
Grossmont Healthcare District
Series 2025F , GO , 5.00% , 07/15/35 ..... 1,000 1,146,527
Series 2025F , GO , 5.00% , 07/15/40 ..... 1,250 1,357,448
Grossmont Union High School District
Series 2026A , GO , 5.00% , 08/01/33 ..... 1,250 1,409,858
Series 2026B , GO , 5.00% , 08/01/38 ..... 300 337,253
Grossmont-Cuyamaca Community College
District
Series 2008C , GO , 0.00% , 08/01/30
(a)
.... 2,000 1,777,067
Series 2018B , GO , 4.00% , 08/01/47 ..... 1,000 932,927
Series 2026D , GO , 4.25% , 08/01/51 ..... 1,230 1,181,873
Hayward Area Recreation & Park District, Series
A, GO, 4.00%, 08/01/46 ............ 1,000 961,793
Hayward Unified School District
Series 2025B , GO , 5.00% , 08/01/27 ( BAM ) 1,000 1,023,564
Series 2025B , GO , 5.00% , 08/01/32 ..... 1,325 1,482,855
Series 2025B , GO , 5.00% , 08/01/43 ( BAM ) 500 532,222
Series 2025B , GO , 5.00% , 08/01/44 ( BAM ) 500 530,554
Series 2019A , GO , 4.00% , 08/01/48 ( BAM ) 1,000 904,218

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Hillsborough City School District
(a)
Series B , GO , 0.00% , 09/01/30 ........ USD 4,995 $ 4,453,010
Series B , GO , 0.00% , 09/01/31 ........ 5,075 4,369,344
Imperial Community College District, Series
2023A, GO, 5.00%, 08/01/48 (AGM) ..... 2,535 2,625,981
Imperial Irrigation District Electric System
Series 2016B-2 , RB , 5.00% , 11/01/27 .... 1,000 1,004,135
Series 2025 , RB , 5.00% , 11/01/29 ...... 1,000 1,074,901
Series 2026 , RB , 5.00% , 11/01/33 ...... 3,255 3,697,099
Series 2026 , RB , 5.00% , 11/01/38 ...... 1,000 1,116,891
Series 2025 , RB , 5.00% , 11/01/45 ...... 1,500 1,595,783
Series 2016B-1 , RB , 5.00% , 11/01/46 .... 500 500,714
Inglewood Unified School District
Series B , GO , 5.00% , 08/01/33 ........ 1,000 1,122,963
Series B , GO , 5.00% , 08/01/35 ........ 1,215 1,371,674
Series B , GO , 5.50% , 08/01/41 ........ 500 552,204
Series B , GO , 5.50% , 08/01/43 ........ 500 548,366
Irvine Ranch Water District
Series 2009B , VRDN, ( Bank of America NA
LOC ), 2.40% , 09/02/26
(b)
........... 1,400 1,400,000
Series 2011A-1 , VRDN, ( Bank of America NA
LOC ), 2.40% , 09/02/26
(b)
........... 20,125 20,125,000
Series 2011A-2 , VRDN, ( Bank of America NA
LOC ), 2.40% , 09/02/26
(b)
........... 5,855 5,855,000
Series 2026B , RB , 5.00% , 02/01/44 ..... 1,610 1,738,750
Series 2026B , RB , 5.00% , 02/01/45 ..... 1,250 1,346,580
Series 2026B , RB , 5.00% , 02/01/46 ..... 750 803,947
Jefferson Union High School District
Series 2026A , GO , 5.00% , 08/01/32 ..... 850 949,006
Series 2026A , GO , 5.00% , 08/01/33 ..... 1,000 1,130,559
Lake Elsinore Facilities Financing Authority
Successor Agency, Series 2025A,
5.00%, 09/01/31 (AGC) ............ 1,000 1,099,906
Lancaster Financing Authority, Series 2024A,
RB, 4.00%, 05/01/49 (BAM) .......... 3,790 3,451,542
Lodi Unified School District, Series 2020, GO,
3.00%, 08/01/43 ................. 5,465 4,262,533
Long Beach Community College District
Series 2019C , GO , 4.00% , 08/01/45 ..... 400 372,324
Series 2012B , GO , 0.00% , 08/01/49
(a)
.... 250 176,035
Series 2019C , GO , 4.00% , 08/01/49 ..... 300 272,944
Series 2025E , GO , 5.00% , 08/01/52 ..... 535 557,171
Long Beach Unified School District
Series 2026 , GO , 5.00% , 08/01/39 ...... 10,000 11,155,662
Series D , GO , 5.00% , 08/01/43 ........ 2,000 2,172,903
Series G , GO , 5.00% , 08/01/44 ........ 1,015 1,075,059
Series B , GO , 4.00% , 08/01/45 ........ 500 468,245
Series F , GO , 3.00% , 08/01/47 ......... 1,605 1,193,811
Series C , GO , 4.00% , 08/01/47 ........ 3,500 3,366,601
Series B , GO , 3.00% , 08/01/48 ........ 5,815 4,248,160
Series C , GO , 4.00% , 08/01/48 ........ 2,910 2,778,027
Series B , GO , 3.00% , 08/01/50 ........ 7,320 5,202,314
Series D , GO , 4.00% , 08/01/53 ........ 2,000 1,843,176
Los Altos Elementary School District
Series A , GO , 5.00% , 08/01/27 ........ 1,270 1,300,861
Series A , GO , 5.00% , 08/01/55 ........ 1,000 1,035,424
Los Angeles Community College District
Series A-1 , GO , 5.00% , 08/01/27 ....... 1,800 1,844,236
Series D , GO , 5.00% , 08/01/27 ........ 10,425 10,681,202
Series F , GO , 5.00% , 08/01/27 ......... 450 461,059
Series D , GO , 5.00% , 08/01/28 ........ 3,625 3,806,550
Series D , GO , 5.00% , 08/01/29 ........ 2,085 2,238,448
Series E , GO , 5.00% , 08/01/29 ........ 5,000 5,367,980
Series E , GO , 5.00% , 08/01/30 ........ 5,000 5,470,000
Series F , GO , 5.00% , 08/01/31 ......... 8,500 9,447,427
Security
Par (000)
Par (000) Value
California (continued)
Series 2026 , GO , 5.00% , 08/01/32 ...... USD 2,500 $ 2,817,448
Series 2026 , GO , 5.00% , 08/01/34 ...... 3,000 3,451,523
Series 2026 , GO , 5.00% , 08/01/38 ...... 2,000 2,261,057
Series K , GO , 3.00% , 08/01/39 ........ 855 722,723
Series 2026 , GO , 5.00% , 08/01/42 ...... 2,500 2,817,454
Los Angeles County Facilities 2, Inc.
Series 2024A , RB , 5.25% , 06/01/49 ..... 5,340 5,620,882
Series 2024A , RB , 5.25% , 06/01/57 ..... 1,000 1,035,719
Los Angeles County Facilities, Inc.
Series 2018A , RB , 5.00% , 12/01/33 ..... 590 618,126
Series 2018A , RB , 5.00% , 12/01/43 ..... 1,000 1,023,241
Series 2018A , RB , 4.00% , 12/01/48 ..... 500 450,922
Los Angeles County Metropolitan Transportation
Authority
(c)
Series 2026A , RB , 5.00% , 06/01/34 ..... 500 552,191
Series 2026A , RB , 5.00% , 06/01/35 ..... 500 552,839
Series 2026A , RB , 5.00% , 06/01/39 ..... 675 722,333
Series 2026A , RB , 5.00% , 06/01/46 ..... 850 874,539
Series 2026A , RB , 5.50% , 06/01/51 ..... 2,695 2,846,622
Series 2026A , RB , 5.00% , 06/01/56 ..... 4,000 4,011,095
Series 2026A , RB , 5.25% , 06/01/56 ..... 1,000 1,025,010
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2020A , RB , 5.00% , 06/01/27 ..... 460 469,342
Series 2021A , RB , 5.00% , 06/01/28 ..... 1,040 1,088,096
Series 2020A , RB , 5.00% , 06/01/28 ..... 200 209,249
Series 2017A , RB , 5.00% , 07/01/28 ..... 270 275,727
Series 2021A , RB , 5.00% , 06/01/30 ..... 2,450 2,665,933
Series 2020A , RB , 5.00% , 06/01/30 ..... 1,500 1,630,634
Series 2026B , RB , 5.00% , 06/01/30 ..... 1,000 1,088,136
Series 2023A , RB , 5.00% , 07/01/30 ..... 2,000 2,179,293
Series 2026-B , RB , 5.00% , 07/01/30 ..... 2,000 2,179,293
Series 2020A , RB , 5.00% , 06/01/31 ..... 3,680 3,987,023
Series 2020A , RB , 5.00% , 06/01/32 ..... 2,655 2,867,260
Series 2023A , RB , 5.00% , 07/01/32 ..... 2,000 2,243,139
Series 2021A , RB , 5.00% , 06/01/33 ..... 2,020 2,214,663
Series 2026B , RB , 5.00% , 06/01/33 ..... 5,000 5,668,072
Series 2020A , RB , 5.00% , 06/01/33 ..... 3,460 3,726,463
Series 2017A , RB , 5.00% , 07/01/33 ..... 1,000 1,017,640
Series 2023A , RB , 5.00% , 07/01/33 ..... 500 567,352
Series 2020A , RB , 5.00% , 06/01/34 ..... 4,095 4,159,581
Series 2019B , RB , 5.00% , 07/01/34 ..... 3,065 3,182,053
Series 2023A , RB , 5.00% , 07/01/34 ..... 1,155 1,300,890
Series 2020A , RB , 4.00% , 06/01/35 ..... 4,970 5,117,601
Series 2021A , RB , 4.00% , 06/01/35 ..... 5,000 5,148,614
Series 2019B , RB , 5.00% , 07/01/35 ..... 2,285 2,367,699
Series 2020A , RB , 4.00% , 06/01/37 ..... 1,250 1,273,396
Series 2024-A , RB , 5.00% , 06/01/37 ..... 4,000 4,463,852
Series 2017A , RB , 5.00% , 07/01/37 ..... 1,000 1,014,436
Series 2026A , RB , 5.00% , 06/01/38 ..... 750 830,283
Series 2026B , RB , 5.00% , 06/01/38 ..... 1,935 2,142,130
Series 2017A , RB , 5.00% , 07/01/38 ..... 1,390 1,408,537
Series 2026A , RB , 5.00% , 06/01/39 ..... 600 656,664
Series 2017A , RB , 5.00% , 07/01/39 ..... 2,890 2,925,309
Series 2026-B , RB , 5.00% , 07/01/39 ..... 855 948,863
Series 2017A , RB , 5.00% , 07/01/42 ..... 2,400 2,425,351
Series 2021A , RB , 5.00% , 07/01/43 ..... 7,120 7,487,012
Series 2019A , RB , 5.00% , 07/01/44 ..... 3,770 3,875,397
Series 2021A , RB , 5.00% , 07/01/45 ..... 1,075 1,123,312
Los Angeles County Public Works Financing
Authority
Series 2026K , RB , 5.00% , 12/01/29 ..... 2,500 2,688,858
Series 2025J , RB , 5.00% , 12/01/30 ..... 1,150 1,257,926
Series 2024H , RB , 5.00% , 12/01/32 ..... 1,085 1,221,482
Series 2019E-1 , RB , 5.00% , 12/01/33 .... 2,000 2,130,810

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
California Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2022G , RB , 5.00% , 12/01/33 ..... USD 1,185 $ 1,306,776
Series 2024H , RB , 5.00% , 12/01/34 ..... 1,000 1,144,274
Series 2026K , RB , 5.00% , 12/01/36 ..... 900 1,031,474
Series 2024H , RB , 5.00% , 12/01/37 ..... 3,390 3,763,335
Series 2025J , RB , 5.00% , 12/01/39 ..... 1,750 1,919,132
Series 2026K , RB , 5.00% , 12/01/39 ..... 1,250 1,381,557
Series 2024H , RB , 5.00% , 12/01/39 ..... 1,500 1,631,583
Series 2025J , RB , 5.00% , 12/01/41 ..... 2,000 2,172,287
Series 2025J , RB , 5.00% , 12/01/42 ..... 6,000 6,459,837
Series 2025J , RB , 5.00% , 12/01/43 ..... 2,500 2,676,165
Series 2019E-1 , RB , 5.00% , 12/01/44 .... 1,000 1,031,663
Series 2021F , RB , 4.00% , 12/01/46 ..... 1,000 942,397
Series 2026A , RB , 5.00% , 03/01/51 ..... 2,500 2,601,279
Series 2024H , RB , 4.00% , 12/01/53 ..... 1,000 902,730
Series 2024H , RB , 5.25% , 12/01/53 ..... 4,970 5,208,612
Series 2026A , RB , 5.00% , 03/01/56 ..... 2,500 2,581,377
Los Angeles County Sanitation Districts
Financing Authority
Series 2026A , RB , 5.00% , 10/01/27
(c)
.... 750 772,170
Series 2026A , RB , 5.00% , 10/01/28
(c)
.... 500 526,930
Series 2026A , RB , 5.00% , 10/01/29
(c)
.... 845 910,225
Series 2016A , RB , 5.00% , 10/01/30 ..... 1,405 1,408,566
Series 2016A , RB , 5.00% , 10/01/31 ..... 1,640 1,644,162
Series 2026A , RB , 5.00% , 10/01/34
(c)
.... 750 857,830
Series 2026A , RB , 5.00% , 10/01/35
(c)
.... 750 861,710
Series 2016A , RB , 4.00% , 10/01/42 ..... 5,010 5,017,494
Series 2026A , RB , 5.00% , 10/01/42
(c)
.... 1,375 1,491,404
Series 2026A , RB , 5.00% , 10/01/51
(c)
.... 715 746,940
Series 2026A , RB , 5.00% , 10/01/56
(c)
.... 860 889,112
Los Angeles Department of Water & Power
Series 2024C , RB , 5.00% , 07/01/28 ..... 4,585 4,779,787
Series 2024E , RB , 5.00% , 07/01/28 ..... 3,500 3,648,693
Series 2025A , RB , 5.00% , 07/01/28 ..... 860 884,791
Series 2018A , RB , 5.00% , 07/01/28 ..... 1,175 1,208,872
Series 2022E , RB , 5.00% , 07/01/28 ..... 2,485 2,590,572
Series 2022E , RB , 5.00% , 07/01/29 ..... 2,945 3,118,344
Series 2025D , RB , 5.00% , 07/01/29 ..... 1,190 1,260,044
Series 2024E , RB , 5.00% , 07/01/29 ..... 1,725 1,826,534
Series 2025B , RB , 5.00% , 07/01/30 ..... 1,500 1,608,518
Series 2025C , RB , 5.00% , 07/01/30 ..... 13,000 13,823,724
Series 2024E , RB , 5.00% , 07/01/30 ..... 5,000 5,361,725
Series 2023A , RB , 5.00% , 07/01/31 ..... 2,710 2,935,074
Series 2025D , RB , 5.00% , 07/01/31 ..... 2,350 2,545,175
Series 2026B , RB , 5.00% , 07/01/32 ..... 3,335 3,643,134
Series 2017B , RB , 5.00% , 07/01/32 ..... 1,960 1,971,413
Series 2025B , RB , 5.00% , 07/01/32 ..... 3,635 3,970,853
Series 2019D , RB , 5.00% , 07/01/32 ..... 1,000 1,046,748
Series 2019B , RB , 5.00% , 07/01/32 ..... 1,760 1,828,285
Series 2026A , RB , 5.00% , 07/01/32 ..... 570 622,665
Series 2025B , RB , 5.00% , 07/01/33 ..... 5,500 6,044,508
Series 2025B , RB , 5.00% , 07/01/35 ..... 2,825 3,110,157
Series 2024E , RB , 5.00% , 07/01/35 ..... 1,500 1,636,590
Series 2025C , RB , 5.00% , 07/01/35 ..... 1,000 1,100,941
Series 2022B , RB , 5.00% , 07/01/36 ..... 1,365 1,453,839
Series 2024C , RB , 5.00% , 07/01/36 ..... 2,000 2,159,350
Series 2024A , RB , 5.00% , 07/01/36 ..... 1,750 1,889,431
Series 2025A , RB , 5.00% , 07/01/36 ( BAM ) 150 163,905
Series 2019D , RB , 5.00% , 07/01/37 ..... 3,865 3,983,881
Series 2023B , RB , 5.00% , 07/01/37 ..... 1,000 1,063,351
Series 2024B , RB , 5.00% , 07/01/37 ..... 4,000 4,288,124
Series 2024C , RB , 5.00% , 07/01/38 ..... 2,285 2,426,610
Series 2025C , RB , 5.00% , 07/01/38 ..... 6,290 6,746,542
Series 2020B , RB , 5.00% , 07/01/39 ..... 4,600 4,731,939
Series 2024E , RB , 5.00% , 07/01/39 ..... 2,250 2,371,922
Series 2021B , RB , 5.00% , 07/01/39 ..... 1,325 1,367,541
Security
Par (000)
Par (000) Value
California (continued)
Series 2024C , RB , 5.00% , 07/01/39 ..... USD 1,160 $ 1,219,422
Series 2020B , RB , 5.00% , 07/01/40 ..... 1,500 1,537,674
Series 2022C , RB , 5.00% , 07/01/40 ..... 2,000 2,067,812
Series 2025C , RB , 5.00% , 07/01/40 ..... 4,500 4,735,666
Series 2025D , RB , 5.00% , 07/01/41 ..... 5,000 5,231,539
Series 2022C , RB , 5.00% , 07/01/41 ..... 2,000 2,060,032
Series 2025A , RB , 5.00% , 07/01/42 ( BAM ) 400 417,994
Series 2017A , RB , 5.00% , 07/01/42 ..... 695 696,402
Series 2022C , RB , 5.00% , 07/01/42 ..... 8,185 8,415,797
Series 2024A , RB , 5.00% , 07/01/43 ..... 5 5,152
Series 2025A , RB , 5.00% , 07/01/43 ( BAM ) 1,000 1,037,387
Series 2022C , RB , 5.00% , 07/01/43 ..... 2,400 2,455,384
Series 2024C , RB , 5.00% , 07/01/44 ..... 1,000 1,027,714
Series 2024A , RB , 5.00% , 07/01/44 ..... 3,615 3,715,186
Series 2025D , RB , 5.00% , 07/01/44 ..... 4,500 4,645,582
Series 2021C , RB , 5.00% , 07/01/45 ..... 3,000 3,056,043
Series 2019A , RB , 5.00% , 07/01/45 ..... 1,510 1,526,672
Series 2024D , RB , 5.00% , 07/01/47 ..... 9,750 9,954,380
Series 2017C , RB , 5.00% , 07/01/47 ..... 1,000 1,002,714
Series 2017A , RB , 5.00% , 07/01/47 ..... 1,000 1,001,001
Series 2022B , RB , 5.00% , 07/01/47 ..... 3,000 3,048,884
Series 2019C , RB , 5.00% , 07/01/49 ..... 2,455 2,475,508
Series 2025A , RB , 5.00% , 07/01/50 ..... 1,750 1,772,282
Series 2021C , RB , 5.00% , 07/01/51 ..... 2,575 2,595,497
Series 2022A , RB , 5.00% , 07/01/51 ..... 2,480 2,499,741
Series 2026B , RB , 5.00% , 07/01/52 ..... 1,500 1,516,535
Series 2022C , RB , 5.00% , 07/01/52 ..... 2,100 2,114,425
Series 2022B , RB , 5.00% , 07/01/52 ..... 1,000 1,007,433
Series 2024C , RB , 5.00% , 07/01/54 ..... 7,750 7,802,178
Series 2025D , RB , 5.25% , 07/01/56 ..... 1,570 1,609,621
Series 2026A , RB , 5.25% , 07/01/56 ..... 1,165 1,195,722
Los Angeles Department of Water & Power
Water System
Series 2020B , RB , 4.00% , 07/01/27 ..... 415 420,320
Series 2025C , RB , 5.00% , 07/01/27 ..... 1,075 1,097,588
Series 2025C , RB , 5.00% , 07/01/29 ..... 2,500 2,650,656
Series 2025A , RB , 5.00% , 01/01/30 ..... 5,845 6,171,307
Series 2026A , RB , 5.00% , 07/01/32 ..... 4,000 4,369,576
Series 2018B , RB , 5.00% , 07/01/32 ..... 1,825 1,878,763
Series 2023A , RB , 5.00% , 07/01/34 ..... 1,100 1,200,010
Series 2026A , RB , 5.00% , 07/01/34 ..... 3,000 3,307,549
Series 2025C , RB , 5.00% , 07/01/34 ..... 2,000 2,205,032
Series 2025B , RB , 5.00% , 07/01/35 ..... 400 440,376
Series 2017A , RB , 5.00% , 07/01/36 ..... 4,765 4,784,968
Series 2020C , RB , 5.00% , 07/01/36 ..... 2,695 2,815,425
Series 2025C , RB , 5.00% , 07/01/37 ..... 3,750 4,075,445
Series 2025C , RB , 5.00% , 07/01/39 ..... 5,000 5,326,274
Series 2022C , RB , 5.00% , 07/01/40 ..... 4,130 4,294,601
Series 2022D , RB , 5.00% , 07/01/40 ..... 1,220 1,268,623
Series 2017A , RB , 5.00% , 07/01/41 ..... 2,000 2,004,220
Series 2025C , RB , 5.00% , 07/01/41 ..... 3,000 3,152,398
Series 2024B , RB , 5.00% , 07/01/41 ..... 3,200 3,347,053
Series 2024B , RB , 5.00% , 07/01/42 ..... 2,000 2,085,428
Series 2022B , RB , 5.00% , 07/01/42 ..... 2,310 2,380,673
Series 2022C , RB , 5.00% , 07/01/43 ..... 2,650 2,729,891
Series 2018B , RB , 5.00% , 07/01/43 ..... 4,345 4,399,570
Series 2026A , RB , 5.00% , 07/01/44 ..... 3,000 3,120,008
Series 2017A , RB , 5.00% , 07/01/44 ..... 2,000 2,003,235
Series 2026A , RB , 5.00% , 07/01/45 ..... 3,000 3,121,588
Series 2021B , RB , 5.00% , 07/01/46 ..... 2,950 3,000,421
Series 2022D , RB , 5.00% , 07/01/47 ..... 1,330 1,355,071
Series 2018A , RB , 5.00% , 07/01/48 ..... 1,000 1,005,040
Series 2022B , RB , 4.00% , 07/01/49 ..... 1,000 892,360
Series 2023A , RB , 5.00% , 07/01/49 ..... 1,000 1,017,922
Series 2022B , RB , 5.00% , 07/01/52 ..... 4,760 4,801,599

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2023A , RB , 5.25% , 07/01/53 ..... USD 1,000 $ 1,025,617
Series 2025C , RB , 5.00% , 07/01/55 ..... 1,090 1,101,524
Los Angeles Unified School District
Series 2020C , GO , 5.00% , 07/01/27 ..... 1,070 1,092,573
Series 2019A , GO , 5.00% , 07/01/27 ..... 1,170 1,194,682
Series 2025A , GO , 5.00% , 07/01/27 ..... 5,000 5,105,480
Series 2024A , GO , 5.00% , 07/01/27 ..... 1,935 1,975,821
COP , 5.00% , 10/01/27 .............. 1,000 1,027,690
Series 2020C , GO , 5.00% , 07/01/28 ..... 100 104,523
Series 2020A , GO , 5.00% , 07/01/28 ..... 875 914,578
Series 2023QRR , GO , 5.00% , 07/01/28 ... 2,865 2,994,589
Series 2026A , GO , 5.00% , 07/01/28 ..... 4,000 4,180,927
Series 2019A , GO , 5.00% , 07/01/28 ..... 6,445 6,736,518
Series 2018B-1 , GO , 5.00% , 07/01/28 .... 1,455 1,503,142
Series 2020RYQ , GO , 5.00% , 07/01/28 ... 1,145 1,196,790
Series 2016B , GO , 2.00% , 07/01/29 ..... 6,640 6,389,476
Series 2024A , GO , 5.00% , 07/01/29 ..... 3,180 3,385,950
Series 2019A , GO , 5.00% , 07/01/29 ..... 1,850 1,969,814
Series 2023QRR , GO , 5.00% , 07/01/29 ... 3,500 3,726,675
Series 2022QRR , GO , 5.00% , 07/01/29 ... 1,000 1,064,764
Series 2026QRR , GO , 5.00% , 07/01/30 ... 695 752,620
Series 2019A , GO , 5.00% , 07/01/30 ..... 2,485 2,639,285
Series 2016B , GO , 5.00% , 07/01/30 ..... 1,000 1,001,697
Series 2021A , GO , 5.00% , 07/01/30 ..... 205 221,996
Series 2020C , GO , 5.00% , 07/01/30 ..... 1,225 1,326,560
Series 2018B-1 , GO , 5.00% , 07/01/30 .... 1,245 1,282,582
COP , 5.00% , 10/01/30 .............. 2,000 2,178,442
Series 2016B , GO , 3.00% , 07/01/31 ..... 2,165 2,115,801
Series 2020C , GO , 4.00% , 07/01/31 ..... 1,000 1,043,897
Series 2024A , GO , 5.00% , 07/01/31 ..... 19,845 21,754,391
Series 2019A , GO , 5.00% , 07/01/31 ..... 1,000 1,059,659
Series 2018B-1 , GO , 5.00% , 07/01/31 .... 500 514,784
Series 2021A , GO , 4.00% , 07/01/32 ..... 440 459,057
Series 2025A-1 , GO , 5.00% , 07/01/32 .... 5,000 5,537,591
Series 2024A , GO , 5.00% , 07/01/32 ..... 1,010 1,118,593
Series 2019A , GO , 5.00% , 07/01/32 ..... 1,500 1,587,226
Series 2024A , GO , 5.00% , 07/01/33 ..... 4,955 5,532,043
Series 2020A , GO , 5.00% , 07/01/33 ..... 6,020 6,433,452
Series 2023QRR , GO , 5.00% , 07/01/33 ... 1,760 1,964,964
Series 2019A , GO , 3.00% , 01/01/34 ..... 2,000 1,928,676
Series 2024A , GO , 5.00% , 07/01/34 ..... 16,820 18,874,987
Series 2024QRR , GO , 5.00% , 07/01/35 ... 1,000 1,120,450
Series 2022QRR , GO , 5.00% , 07/01/36 ... 1,000 1,087,666
Series 2020RYQ , GO , 4.00% , 07/01/37 ... 3,500 3,539,326
Series 2024QRR , GO , 5.00% , 07/01/37 ... 3,460 3,815,894
Series 2018B-1 , GO , 5.00% , 07/01/37 .... 1,000 1,023,113
COP , 5.00% , 10/01/37 .............. 785 875,187
Series 2020C , GO , 3.00% , 07/01/38 ..... 1,000 888,742
Series 2020C , GO , 4.00% , 07/01/39 ..... 2,620 2,604,075
Series 2025A , GO , 5.00% , 07/01/39 ..... 5,000 5,442,174
Series 2020RYQ , GO , 4.00% , 07/01/40 ... 3,010 2,971,774
Series 2018B-1 , GO , 5.25% , 07/01/42 .... 3,075 3,140,327
Series 2023QRR , GO , 5.00% , 07/01/43 ... 2,575 2,710,847
Series 2026QRR , GO , 5.00% , 07/01/43 ... 1,800 1,916,283
Series 2020RYQ , GO , 4.00% , 07/01/44 ... 3,000 2,877,627
Series 2026QRR , GO , 5.00% , 07/01/46 ... 2,840 2,984,822
Series 2022QRR , GO , 5.25% , 07/01/47 ... 750 786,280
Series 2023QRR , GO , 5.25% , 07/01/48 ... 10,000 10,507,375
Series 2025A1 , GO , 5.00% , 07/01/49 .... 10,530 10,886,888
Series 2026QRR , GO , 5.00% , 07/01/50 ... 2,000 2,065,893
Los Gatos Union School District
Series 2025 , GO , 4.13% , 08/01/54 ...... 1,000 928,645
Series 2025 , GO , 4.13% , 08/01/55 ...... 2,500 2,310,176
Manteca Unified School District, Series C, GO,
5.25%, 08/01/42 ................. 1,000 1,101,548
Security
Par (000)
Par (000) Value
California (continued)
Marin Community College District, Series B, GO,
4.00%, 08/01/40 ................. USD 2,400 $ 2,418,326
Mendocino-Lake Community College District,
Series B, GO, 0.00%, 08/01/51
(a)
....... 250 77,293
Menlo Park City School District
Series 2010 , GO , 0.00% , 07/01/44
(a)
..... 435 458,835
Series 2025A , GO , 4.00% , 07/01/53 ..... 5,000 4,735,492
Metropolitan Water District of Southern California
Series 2019A , RB , 5.00% , 07/01/27 ..... 790 806,930
Series 2011C , RB , 5.00% , 10/01/27 ..... 980 1,007,124
Series 2022A , RB , 5.00% , 10/01/27 ..... 175 179,844
Series 2022B , RB , 3.00% , 07/01/28 ..... 5,000 5,066,013
Series 2024B2 , RB , VRDN,
5.00% , 07/01/29
(b)
............... 935 975,127
Series 2022A , RB , 5.00% , 10/01/29 ..... 2,000 2,156,369
Series 2022B , RB , 3.00% , 07/01/30 ..... 725 730,734
Series 2024A , RB , 5.00% , 04/01/31 ..... 3,675 4,068,176
Series 2022A , RB , 5.00% , 10/01/33 ..... 1,000 1,124,015
Series 2019A , RB , 5.00% , 07/01/34 ..... 2,020 2,114,257
Series 2019A , RB , 5.00% , 07/01/37 ..... 1,000 1,037,493
Series 2025A , RB , 5.00% , 04/01/38 ..... 1,500 1,680,479
Series 2019A , RB , 5.00% , 07/01/38 ..... 1,015 1,049,977
Series 2024C , RB , 5.00% , 04/01/39 ..... 1,000 1,097,778
Series 2020C , RB , 5.00% , 07/01/39 ..... 355 374,795
Series 2020C , RB , 5.00% , 07/01/40 ..... 3,490 3,672,834
Series 2020A , RB , 5.00% , 10/01/45 ..... 1,000 1,032,695
Series 2023A , RB , 5.00% , 04/01/48 ..... 2,500 2,613,449
Series 2024C , RB , 5.00% , 04/01/49 ..... 5,990 6,277,500
Series 2020A , RB , 5.00% , 10/01/49 ..... 1,915 1,957,966
Miracosta Community College District, Series B,
GO, 4.00%, 08/01/45 .............. 7,500 7,330,438
Modesto High School District, Series B, GO,
5.25%, 08/01/50 ................. 1,500 1,592,831
Modesto Irrigation District
Series 2019B , RB , 5.00% , 10/01/30 ..... 250 264,444
Series 2026 , RB , 5.00% , 10/01/34 ...... 600 675,686
Series 2023A , RB , 5.25% , 10/01/48 ..... 1,000 1,059,427
Moreno Valley Public Financing Authority, Series
2026A, RB, 5.25%, 05/01/51 ......... 1,000 1,060,140
Moreno Valley Unified School District
Series A , GO , 5.25% , 08/01/45 ( BAM ) .... 1,120 1,214,085
Series C , GO , 3.00% , 08/01/50 ( BAM ) ... 4,650 3,362,307
Mount Diablo Unified School District
Series 2025 , GO , 5.00% , 08/01/31 ...... 1,000 1,104,600
Series 2025 , GO , 5.00% , 08/01/35 ...... 500 571,694
Mountain View Capital Improvements Financing
Authority, Series 2026, RB, 5.00%, 05/01/56 1,750 1,818,615
Mountain View-Whisman School District, Series
B, GO, 4.00%, 09/01/42 ............ 250 250,000
Mt. San Antonio Community College District
Series 2013A , GO , 5.87% , 08/01/28 ..... 3,785 3,982,106
Series 2013A , GO , 0.00% , 08/01/43
(a)
.... 2,235 2,307,937
Series 2025A , GO , 5.00% , 08/01/43 ..... 500 539,974
Series 2024D , GO , 4.00% , 08/01/46 ..... 6,250 5,992,351
Series 2024D , GO , 4.00% , 08/01/49 ..... 10,355 9,626,425
Municipal Improvement Corp. of Los Angeles
Series 2016B , RB , 5.00% , 11/01/26 ..... 880 883,695
Series 2021C , RB , 5.00% , 11/01/26 ..... 710 712,691
Series 2021C , RB , 5.00% , 11/01/27 ..... 580 596,297
Series 2026B , RB , 5.00% , 11/01/27 ..... 5,000 5,140,490
Series 2016B , RB , 5.00% , 11/01/28 ..... 3,080 3,092,931
Series 2026B , RB , 5.00% , 11/01/28 ..... 5,000 5,244,215
Series 2016B , RB , 5.00% , 11/01/29 ..... 5,330 5,352,377
Series 2016B , RB , 5.00% , 11/01/30 ..... 800 803,359
Series 2016B , RB , 5.00% , 11/01/31 ..... 2,055 2,063,628

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
California Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2026A , RB , 5.00% , 05/01/32 ..... USD 5,000 $ 5,507,488
Series 2016B , RB , 5.00% , 11/01/32 ..... 2,095 2,103,795
Series 2016B , RB , 4.00% , 11/01/35 ..... 1,000 1,002,552
Series 2023-A , RB , 5.00% , 05/01/36 ..... 775 850,229
Series 2026A , RB , 5.00% , 05/01/36 ..... 4,300 4,843,073
Series 2026B , RB , 5.00% , 11/01/36 ..... 5,000 5,554,951
Series 2026B , RB , 5.00% , 11/01/37 ..... 1,250 1,376,563
Series 2023-A , RB , 5.00% , 05/01/41 ..... 1,730 1,825,151
Series 2026A , RB , 5.00% , 05/01/42 ..... 700 745,914
Series 2026A , RB , 5.00% , 05/01/43 ..... 1,120 1,187,284
New Haven Unified School District, Series A,
GO, 5.00%, 08/01/50 .............. 1,000 1,028,010
Newport Mesa Unified School District
(a)
Series 2007 , GO , 0.00% , 08/01/31 ( NPFGC ) 1,135 969,264
Series 2011 , GO , 0.00% , 08/01/32 ...... 4,000 3,305,237
Series 2011 , GO , 0.00% , 08/01/34 ...... 3,715 2,827,527
Series 2011 , GO , 0.00% , 08/01/35 ...... 2,000 1,455,130
Series 2011 , GO , 0.00% , 08/01/36 ...... 2,625 1,821,913
Series 2011 , GO , 0.00% , 08/01/38 ...... 500 312,287
Series 2017 , GO , 0.00% , 08/01/44 ...... 1,000 427,522
Norman Y Mineta San Jose International Airport
SJC, Series 2017B, RB, 5.00%, 03/01/47 .. 1,000 1,003,395
North Orange County Community College
District
Series 2003B , GO , 0.00% , 08/01/27
( NPFGC )
(a)
.................... 3,000 2,935,613
Series B , GO , 4.00% , 08/01/44 ........ 6,500 6,249,058
Series C , GO , 4.00% , 08/01/44 ........ 2,625 2,558,872
Series C , GO , 4.00% , 08/01/47 ........ 2,000 1,891,981
Northern California Power Agency, Series
2022A, RB, 5.00%, 07/01/29 ......... 1,270 1,356,162
Northern California Sanitation Agencies
Financing Authority
Series 2020A , RB , 5.00% , 12/01/27 ..... 750 775,536
Series 2021 , RB , 5.00% , 12/01/31 ...... 1,250 1,396,685
Series 2026A , RB , 5.00% , 08/01/33 ..... 1,400 1,596,903
Series 2021 , RB , 5.00% , 12/01/33 ...... 4,030 4,466,728
Series 2021 , RB , 3.00% , 12/01/34 ...... 1,500 1,446,115
Series 2024A , RB , 5.00% , 12/01/35 ..... 6,000 6,832,619
Series 2024A , RB , 5.00% , 12/01/36 ..... 1,200 1,355,624
Series 2026A , RB , 5.00% , 08/01/39 ..... 455 508,790
Series 2020A , RB , 5.00% , 12/01/50 ..... 4,105 4,213,216
Northern California Transmission Agency
Series 2026A , RB , 5.00% , 05/01/32 ..... 5,150 5,735,965
Series 2026A , RB , 5.00% , 05/01/33 ..... 5,385 6,067,924
Series 2026A , RB , 5.00% , 05/01/35 ..... 4,460 5,094,845
Series 2026A , RB , 5.00% , 05/01/39 ..... 1,000 1,104,046
Norwalk-La Mirada Unified School District,
Series 2009E, GO, 0.00%, 08/01/38
(a)
.... 2,030 1,203,761
Ohlone Community College District, Series C,
GO, 4.00%, 08/01/45 .............. 1,250 1,174,197
Ontario Public Financing Authority
Series 2026D , RB , 5.00% , 03/01/46 ..... 1,115 1,169,116
Series 2026D , RB , 5.00% , 03/01/51 ..... 1,000 1,034,171
Orange County Local Transportation Authority
Sales Tax
Series 2025 , RB , 5.00% , 02/15/28 ...... 1,820 1,893,994
Series 2019 , RB , 5.00% , 02/15/30 ...... 500 531,517
Series 2019 , RB , 4.00% , 02/15/38 ...... 3,365 3,367,083
Series 2019 , RB , 5.00% , 02/15/41 ...... 1,500 1,545,830
Orange County Sanitation District, Series 2022A,
COP, 5.00%, 02/01/33 ............. 1,000 1,094,884
Orange County Water District
Series 2003A , COP , VRDN, ( Bank of America
NA LOC ), 1.93% , 09/09/26
(b)
........ 27,700 27,700,000
Security
Par (000)
Par (000) Value
California (continued)
Series 2017A , RB , 4.00% , 08/15/41 ..... USD 2,755 $ 2,640,876
Oxnard Union High School District
Series A , GO , 5.00% , 08/01/42 ........ 500 539,478
Series A , GO , 5.00% , 08/01/43 ........ 1,000 1,074,496
Series C , GO , 3.50% , 08/01/45 ........ 1,250 1,069,024
Series A , GO , 4.00% , 08/01/46 ........ 2,000 1,894,472
Series A , GO , 4.00% , 08/01/47 ........ 1,000 933,005
Pajaro Valley Unified School District, Series A,
GO, 5.00%, 08/01/49 .............. 3,000 3,131,396
Palo Alto Unified School District
Series 2025 , GO , 5.00% , 08/01/29 ...... 8,300 8,919,837
Series 2008-2 , GO , 0.00% , 08/01/31
(a)
... 3,450 2,973,442
Series 2008-2 , GO , 0.00% , 08/01/33
(a)
... 2,655 2,115,821
Palomar Community College District
Series 2017 , GO , 4.00% , 08/01/45 ...... 1,615 1,541,683
Series D , GO , 4.00% , 08/01/46 ........ 1,070 1,010,286
Paramount Unified School District, Series 2026,
GO, 5.00%, 08/01/51 .............. 1,280 1,333,515
Pasadena Unified School District
Series 2025A , GO , 5.00% , 08/01/27 ..... 1,000 1,023,656
Series 2026 , GO , 5.00% , 08/01/27 ...... 2,500 2,559,140
Series 2026 , GO , 5.00% , 08/01/29 ...... 1,500 1,608,596
Series 2026 , GO , 5.00% , 08/01/31 ...... 1,305 1,444,037
Series D , GO , 5.00% , 08/01/39 ........ 1,000 1,098,474
Series D , GO , 5.00% , 08/01/40 ........ 1,000 1,089,878
Series D , GO , 5.00% , 08/01/41 ........ 750 813,205
Series D , GO , 5.00% , 08/01/42 ........ 2,000 2,162,599
Series D , GO , 5.25% , 08/01/45 ........ 500 544,339
Series D , GO , 5.25% , 08/01/50 ........ 1,000 1,071,027
Peninsula Corridor Joint Powers Board Measure
RR Sales Tax
Series 2022A , RB , 5.00% , 06/01/47 ..... 2,025 2,091,568
Series 2022A , RB , 5.00% , 06/01/51 ..... 1,190 1,225,217
Peralta Community College District
Series 2025 , GO , 5.00% , 08/01/28 ...... 500 524,849
Series 2025 , GO , 5.00% , 08/01/29 ...... 500 535,761
Series 2025 , GO , 5.00% , 08/01/30 ...... 625 682,015
Series 2025C-1 , GO , 5.00% , 08/01/50 ... 5,000 5,154,802
Series 2026D-1 , GO , 4.50% , 08/01/51
(c)
.. 2,000 1,952,221
Series 2025C-1 , GO , 5.00% , 08/01/54 ... 4,665 4,776,216
Series 2026D-1 , GO , 5.00% , 08/01/54
(c)
.. 3,125 3,205,944
Pittsburg Successor Agency Redevelopment
Agency, Series A, 5.00%, 09/01/29 ...... 1,935 1,935,000
Pittsburg Unified School District
Series 2026 , GO , 5.00% , 08/01/39 ( BAM ) . 1,000 1,097,784
Series 2026 , GO , 5.00% , 08/01/40 ( BAM ) . 1,350 1,465,929
Placentia-Yorba Linda Unified School District
Series 2021A , GO , 3.00% , 08/01/39 ..... 1,650 1,427,675
Series D , GO , 0.00% , 08/01/40
(a)
....... 500 277,109
Series D , GO , 0.00% , 08/01/42
(a)
....... 200 100,746
Series D , GO , 0.00% , 08/01/46
(a)
....... 1,300 521,078
Pleasanton Unified School District
Series 2025 , GO , 5.00% , 08/01/27 ...... 750 769,122
Series 2025 , GO , 4.25% , 08/01/46 ...... 1,000 976,280
Pomona Unified School District, Series A, GO,
5.00%, 08/01/55 ................. 690 709,431
Poway Unified School District
(a)
Series A , GO , 0.00% , 08/01/27 ........ 2,500 2,441,637
Series A , GO , 0.00% , 08/01/29 ........ 1,000 920,783
Series A , GO , 0.00% , 08/01/31 ........ 790 678,499
Series A , GO , 0.00% , 08/01/32 ........ 450 372,233
Series B , GO , 0.00% , 08/01/33 ........ 2,800 2,226,894
Series B , GO , 0.00% , 08/01/34 ........ 7,165 5,461,637
Series B , GO , 0.00% , 08/01/35 ........ 500 364,412
Series B , GO , 0.00% , 08/01/36 ........ 1,000 695,669

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series B , GO , 0.00% , 08/01/38 ........ USD 755 $ 473,030
Series B , GO , 0.00% , 08/01/39 ........ 8,335 4,928,610
Series B , GO , 0.00% , 08/01/46 ........ 9,440 3,743,300
Series B , GO , 0.00% , 08/01/51 ........ 5,000 1,507,569
Rancho Cucamonga Redevelopment
Agency Successor Agency, Series 2024,
5.00%, 09/01/30 ................. 1,000 1,084,312
Rancho Santiago Community College District,
Series C, GO, 0.00%, 09/01/29
(a)
....... 4,000 3,666,869
Redding Joint Powers Financing Authority,
Series 2025A, RB, 5.00%, 06/01/50 ..... 1,000 1,025,921
Redondo Beach Unified School District, Series
A, GO, 5.00%, 08/01/50 ............ 1,000 1,033,181
Redwoods Community College District
Series 2025 , GO , 5.25% , 08/01/50 ( BAM ) . 2,000 2,123,686
Series 2025 , GO , 5.25% , 08/01/54 ( BAM ) . 1,000 1,054,385
Rio Hondo Community College District
Series 2010C , GO , 6.63% , 08/01/42 ..... 1,210 1,425,390
Series 2010C , GO , 6.85% , 08/01/42 ..... 2,960 3,531,747
Series 2022D , GO , 0.00% , 08/01/44
(a)
.... 950 400,207
Series 2022D , GO , 0.00% , 08/01/47
(a)
.... 2,900 1,037,653
River Islands Public Financing Authority
(a)
Series 2026A , 0.00% , 09/01/53 ........ 1,250 313,571
Series 2026A , 0.00% , 09/01/56 ........ 1,065 225,135
Series 2026A , 0.00% , 09/01/57 ........ 2,000 399,291
Series 2026A , 0.00% , 09/01/58 ........ 1,095 206,381
Series 2026A , 0.00% , 09/01/59 ........ 1,000 178,261
Series 2026A , 0.00% , 09/01/60 ........ 2,100 354,821
Series 2026A , 0.00% , 09/01/61 ........ 2,405 383,285
Riverside Community College District
Series 2025A , GO , 5.00% , 08/01/27 ..... 1,000 1,025,128
Series 2025A , GO , 5.00% , 08/01/28 ..... 600 630,743
Series 2019 , GO , 3.00% , 08/01/36 ...... 2,420 2,242,118
Series 2019 , GO , 3.00% , 08/01/38 ...... 2,040 1,798,257
Series 2025A , GO , 4.00% , 08/01/50 ..... 3,035 2,766,066
Series 2025A , GO , 4.00% , 08/01/54 ..... 585 521,743
Riverside County Public Financing Authority
Series 2025A , 5.00% , 10/01/30 ( BAM ) ... 640 695,039
Series 2025A , 5.00% , 10/01/31 ( BAM ) ... 1,940 2,135,921
Series 2025A , 5.00% , 10/01/35 ( BAM ) ... 1,950 2,212,274
Series 2025A , 5.00% , 10/01/36 ( BAM ) ... 1,530 1,710,992
Riverside County Transportation Commission
Series 2021B-1 , RB , 4.00% , 06/01/37 .... 2,384 2,418,915
Series 2021B-1 , RB , 4.00% , 06/01/40 .... 1,100 1,083,896
Series B , RB , 0.00% , 06/01/41
(a)
....... 2,500 1,231,432
Series 2021B-1 , RB , 4.00% , 06/01/46 .... 6,020 5,600,412
Series 2021B-1 , RB , 3.00% , 06/01/49 .... 2,000 1,521,475
Riverside County Transportation Commission
Sales Tax
Series 2017B , RB , 5.00% , 06/01/29 ..... 1,500 1,547,312
Series 2017B , RB , 5.00% , 06/01/30 ..... 2,775 2,858,065
Series 2017B , RB , 5.00% , 06/01/31 ..... 790 812,655
Series 2017B , RB , 5.00% , 06/01/32 ..... 450 462,323
Series 2017B , RB , 5.00% , 06/01/37 ..... 1,020 1,040,581
Series 2017B , RB , 5.00% , 06/01/38 ..... 1,520 1,547,793
Series 2017A , RB , 5.00% , 06/01/39 ..... 410 414,120
Series 2017B , RB , 5.00% , 06/01/39 ..... 1,000 1,016,634
Riverside Unified School District, Series B, GO,
4.00%, 08/01/42 ................. 1,000 930,731
Rowland Unified School District, Series 2009B,
GO, 0.00%, 08/01/39
(a)
............. 1,000 564,603
Sacramento Area Flood Control Agency
Series 2026 , 5.00% , 10/01/28 ......... 500 526,442
Series 2026 , 5.00% , 10/01/29 ......... 925 993,037
Series 2026 , 5.00% , 10/01/30 ......... 2,500 2,727,216
Security
Par (000)
Par (000) Value
California (continued)
Series 2016A , 5.00% , 10/01/31 ........ USD 1,380 $ 1,382,822
Series 2026 , 5.00% , 10/01/43 ......... 1,000 1,082,270
Series 2026 , 5.00% , 10/01/45 ......... 5,000 5,357,127
Series 2026 , 5.00% , 10/01/46 ......... 2,000 2,129,973
Series 2016A , 5.00% , 10/01/47 ........ 1,000 1,002,045
Sacramento City Financing Authority, Series E,
RB, 5.25%, 12/01/30 (AMBAC) ........ 6,690 7,159,186
Sacramento Metropolitan Fire District, Series
2025A, GO, 4.00%, 08/01/48 ......... 6,920 6,457,262
Sacramento Municipal Utility District
Series 2016D , RB , 5.00% , 08/15/27 ..... 860 882,574
Series 2021I , RB , 5.00% , 08/15/27 ...... 1,000 1,026,249
Series 2022J , RB , 5.00% , 08/15/28 ..... 1,425 1,498,315
Series 2019G , RB , 5.00% , 08/15/30 ..... 1,110 1,189,151
Series 2023D , RB , VRDN, 5.00% , 10/15/30
(b)
1,000 1,082,601
Series 2026P , RB , 5.00% , 09/15/31 ..... 1,500 1,673,156
Series 2025F , RB , VRDN, 5.00% , 10/15/31
(b)
5,000 5,468,658
Series 2025E , RB , VRDN, 5.00% , 10/15/32
(b)
3,750 4,185,700
Series 2026G , RB , VRDN, 5.00% , 10/14/33
(b)
5,460 6,053,327
Series 2020H , RB , 5.00% , 08/15/35 ..... 2,480 2,657,156
Series 2026P , RB , 5.00% , 09/15/37 ..... 1,065 1,199,349
Series 2026P , RB , 5.00% , 09/15/38 ..... 1,250 1,392,935
Series 2026P , RB , 5.00% , 09/15/39 ..... 1,000 1,101,541
Series 2023K , RB , 5.00% , 08/15/42 ..... 1,000 1,067,008
Series 2023K , RB , 5.00% , 08/15/44 ..... 1,785 1,891,163
Series 2024M , RB , 5.00% , 11/15/49 ..... 3,500 3,654,288
Series 2020H , RB , 5.00% , 08/15/50 ..... 1,090 1,117,749
Series 2023K , RB , 5.00% , 08/15/53 ..... 4,445 4,607,128
Series 2024M , RB , 5.00% , 11/15/54 ..... 1,000 1,038,158
Sacramento Transportation Authority Sales Tax
Series 2023 , RB , 5.00% , 10/01/28 ...... 1,500 1,582,150
Series 2023 , RB , 5.00% , 10/01/29 ...... 2,000 2,153,276
Series 2023 , RB , 5.00% , 10/01/32 ...... 1,750 1,974,108
Series 2023 , RB , 5.00% , 10/01/33 ...... 5,265 6,007,946
San Bernardino Community College District
Series 2025 , GO , 5.00% , 08/01/28 ...... 2,350 2,471,316
Series 2009B , GO , 0.00% , 08/01/44
(a)
.... 12,500 5,547,785
Series 2019A , GO , 4.00% , 08/01/44 ..... 500 508,076
Series B , GO , 4.13% , 08/01/49 ........ 3,000 2,795,215
San Bernardino County Transportation Authority
Series 2026A , RB , 5.00% , 03/01/33 ..... 1,200 1,361,730
Series 2026A , RB , 5.00% , 03/01/34 ..... 1,000 1,144,449
Series 2026A , RB , 5.00% , 03/01/39 ..... 1,650 1,840,420
Series 2026A , RB , 5.00% , 03/01/40 ..... 675 746,171
San Diego Association of Governments
South Bay Expressway, Series 2017A, RB,
5.00%, 07/01/42 ................. 7,000 7,073,270
San Diego Community College District
Series 2026B , GO , 5.00% , 08/01/33 ..... 5,000 5,705,931
Series A-1 , GO , 4.00% , 08/01/50 ....... 9,000 8,392,009
Series A-1 , GO , 5.00% , 08/01/55 ....... 5,000 5,210,372
San Diego County Regional Airport Authority
Series 2019A , RB , 5.00% , 07/01/31 ..... 1,000 1,059,939
Series 2019A , RB , 5.00% , 07/01/33 ..... 800 844,113
Series 2019A , RB , 5.00% , 07/01/35 ..... 1,500 1,573,259
Series 2019A , RB , 5.00% , 07/01/36 ..... 5,800 6,064,915
Series 2019A , RB , 5.00% , 07/01/39 ..... 2,000 2,070,275
Series A , RB , 5.00% , 07/01/42 ......... 1,000 1,008,882
Series 2019A , RB , 5.00% , 07/01/44 ..... 400 412,538
Series 2021A , RB , 4.00% , 07/01/46 ..... 2,000 1,887,371
Series 2021A , RB , 5.00% , 07/01/46 ..... 4,215 4,372,222
Series 2019A , RB , 5.00% , 07/01/49 ..... 1,400 1,428,445
Series 2021A , RB , 4.00% , 07/01/56 ..... 1,000 889,184

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
California Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
San Diego County Regional Transportation
Commission
Series 2023A , RB , 5.00% , 04/01/28 ..... USD 1,300 $ 1,358,980
Series 2023A , RB , 5.00% , 04/01/30 ..... 1,375 1,494,450
Series 2026A , RB , 5.00% , 04/01/33 ..... 1,750 1,987,877
Series 2023A , RB , 5.00% , 04/01/35 ..... 1,500 1,678,869
Series 2026A , RB , 5.00% , 04/01/37 ..... 1,750 2,001,495
Series 2026A , RB , 5.00% , 04/01/40 ..... 1,500 1,659,305
Series 2021B , RB , 5.00% , 04/01/48 ..... 4,380 4,492,958
Series 2026A , RB , 5.00% , 04/01/48 ..... 3,000 3,162,438
San Diego County Water Authority
Series 2021S-1 , RB , 5.00% , 05/01/28 .... 4,730 4,915,819
Series 2021B , RB , 4.00% , 05/01/38 ..... 2,500 2,541,891
Series 2022A , RB , 5.00% , 05/01/47 ..... 2,000 2,080,101
Series 2022A , RB , 5.00% , 05/01/52 ..... 1,570 1,611,803
San Diego Public Facilities Financing Authority
Series 2025A , RB , 5.00% , 10/15/26 ..... 2,500 2,508,139
Series 2026A , RB , 5.00% , 05/15/27 ..... 2,000 2,038,815
Series 2026A , RB , 5.00% , 08/01/27 ..... 4,585 4,700,212
Series 2025A , RB , 5.00% , 10/15/27 ..... 4,000 4,120,401
Series 2025A , RB , 5.00% , 10/15/29 ..... 1,135 1,221,877
Series 2026A , RB , 5.00% , 08/01/31 ..... 2,630 2,906,374
Series 2026A , RB , 5.00% , 05/15/32 ..... 2,000 2,230,804
Series 2018A , RB , 5.00% , 08/01/34 ..... 675 700,886
Series 2025A , RB , 5.00% , 10/15/36 ..... 1,000 1,131,906
Series 2025A , RB , 5.00% , 10/15/40 ..... 1,000 1,091,728
Series 2025A , RB , 5.00% , 08/01/41 ..... 2,000 2,163,843
Series 2025A , RB , 5.00% , 08/01/42 ..... 2,000 2,153,235
Series 2018A , RB , 5.00% , 08/01/43 ..... 500 514,690
Series 2021A , RB , 5.00% , 10/15/46 ..... 1,000 1,028,030
Series 2023A , RB , 5.25% , 08/01/48 ..... 4,080 4,324,139
Series 2026A , RB , 5.00% , 05/15/51 ..... 1,220 1,280,888
Series 2026A , RB , 5.00% , 08/01/51 ..... 1,000 1,050,807
Series 2024A , RB , 5.00% , 05/15/54 ..... 6,265 6,483,365
Series 2024A , RB , 5.00% , 10/15/54 ..... 3,995 4,104,943
Series 2025A , RB , 5.25% , 10/15/55 ..... 3,000 3,145,737
San Diego Unified School District
Series 2025R-8A , GO , 5.00% , 07/01/27 .. 2,000 2,044,198
Series 2025I-2 , GO , 5.00% , 07/01/29 .... 1,590 1,699,674
Series 2022O-2 , GO , 5.00% , 07/01/29 ... 4,000 4,275,910
Series R-9 , GO , 5.00% , 07/01/29 ....... 2,000 2,137,955
Series 2010C , GO , 0.00% , 07/01/30
(a)
.... 1,840 1,651,192
Series 2025I-2 , GO , 5.00% , 07/01/30 .... 1,000 1,089,723
Series R-1 , GO , 0.00% , 07/01/31
(a)
...... 1,820 1,576,722
Series 2025I-2 , GO , 5.00% , 07/01/31 .... 1,000 1,108,079
Series 2012E , GO , 0.00% , 07/01/32
(a)
.... 3,440 2,872,495
Series 2025SR-5B , GO , 5.00% , 07/01/32 . 5,260 5,909,110
Series SR-6 , GO , 5.00% , 07/01/33 ...... 3,000 3,406,508
Series 2010C , GO , 0.00% , 07/01/35
(a)
.... 300 221,786
Series 2010C , GO , 0.00% , 07/01/36
(a)
.... 3,240 2,287,081
Series 2020D-2 , GO , 3.00% , 07/01/37 ... 2,400 2,205,386
Series 2010C , GO , 0.00% , 07/01/38
(a)
.... 1,930 1,224,505
Series 2010C , GO , 0.00% , 07/01/39
(a)
.... 4,350 2,601,001
Series 2020D-2 , GO , 3.00% , 07/01/39 ... 1,030 904,869
Series R-2 , GO , 0.00% , 07/01/40
(a)
...... 800 830,861
Series 2025P-2 , GO , 5.00% , 07/01/40 .... 700 769,003
Series R-2 , GO , 0.00% , 07/01/41
(a)
...... 450 457,366
Series 2025P-2 , GO , 5.00% , 07/01/41 .... 1,325 1,445,077
Series 2024ZR-5A , GO , 5.00% , 07/01/41 .. 1,000 1,081,800
Series 2010C , GO , 0.00% , 07/01/42
(a)
.... 3,215 1,637,478
Series 2012E , GO , 0.00% , 07/01/42
(a)
.... 1,340 1,119,343
Series 2025P-2 , GO , 5.00% , 07/01/42 .... 2,500 2,709,377
Series 2025P-2 , GO , 5.00% , 07/01/43 .... 1,940 2,093,845
Series 2019L , GO , 4.00% , 07/01/44 ..... 2,015 1,914,308
Series 2025P-2 , GO , 5.00% , 07/01/44 .... 1,500 1,609,317
Security
Par (000)
Par (000) Value
California (continued)
Series 2010C , GO , 0.00% , 07/01/45
(a)
.... USD 2,780 $ 1,220,176
Series 2025P-2 , GO , 5.00% , 07/01/45 .... 1,000 1,070,328
Series ZR-7 , GO , 5.00% , 07/01/45 ...... 1,760 1,952,977
Series 2024ZR-5A , GO , 5.00% , 07/01/45 .. 1,200 1,276,261
Series 2010C , GO , 0.00% , 07/01/46
(a)
.... 1,860 773,040
Series 2021N-2 , GO , 3.00% , 07/01/46 ... 3,000 2,330,084
Series 2010C , GO , 0.00% , 07/01/47
(a)
.... 1,100 432,320
Series 2012E , GO , 0.00% , 07/01/47
(a)
.... 3,025 2,463,839
Series 2010C , GO , 0.00% , 07/01/47
(a)
.... 780 760,839
Series 2017I , GO , 4.00% , 07/01/47 ...... 5,675 5,336,709
Series 2010C , GO , 0.00% , 07/01/48
(a)
.... 1,100 1,061,614
Series 2023A-3 , GO , 5.00% , 07/01/48 .... 2,750 2,862,438
Series 2012E , GO , 0.00% , 07/01/49
(a)
.... 4,000 1,355,351
Series 2019L , GO , 4.00% , 07/01/49 ..... 1,000 923,568
Series 2020M-2 , GO , 3.00% , 07/01/50 ... 8,055 5,847,609
Series 2020D-2 , GO , 4.00% , 07/01/50 ... 5,085 4,679,313
Series 2021E-2 , GO , 4.00% , 07/01/51 .... 2,300 2,109,681
Series 2023G-3 , GO , 4.00% , 07/01/53 ... 12,285 11,305,065
San Francisco Bay Area Rapid Transit District
Series 2020C-1 , GO , 4.00% , 08/01/35 ... 1,000 1,019,230
Series 2020C-1 , GO , 3.00% , 08/01/36 ... 6,275 5,801,298
Series 2019B-1 , GO , 4.00% , 08/01/37 .... 4,695 4,744,817
Series 2020C-1 , GO , 3.00% , 08/01/38 ... 1,625 1,441,554
Series 2025E-1 , GO , 5.00% , 08/01/38 .... 1,395 1,560,246
Series 2025E-1 , GO , 5.00% , 08/01/41 .... 2,520 2,750,438
Series A-1 , GO , 4.00% , 08/01/42 ....... 1,000 963,436
Series 2025E-1 , GO , 5.00% , 08/01/42 .... 6,000 6,525,950
Series 2025E-1 , GO , 5.00% , 08/01/43 .... 1,000 1,083,157
Series 2025E-1 , GO , 5.00% , 08/01/44 .... 3,245 3,498,811
Series A-1 , GO , 5.00% , 08/01/47 ....... 1,015 1,023,681
Series 2019B-1 , GO , 3.00% , 08/01/49 .... 7,730 5,629,446
Series 2020C-1 , GO , 3.00% , 08/01/50 ... 2,600 1,867,313
San Francisco Bay Area Rapid Transit District
Sales Tax
Series 2019A , RB , 4.00% , 07/01/35 ..... 3,800 3,809,982
Series 2019A , RB , 4.00% , 07/01/36 ..... 3,170 3,175,367
Series 2019A , RB , 4.00% , 07/01/37 ..... 1,000 1,000,185
Series 2019A , RB , 4.00% , 07/01/38 ..... 2,000 1,985,915
Series 2019A , RB , 3.00% , 07/01/44 ..... 4,200 3,304,793
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2018C , RB , VRDN, ( Sumitomo Mitsui
Banking Corp. LOC ), 2.05% , 09/09/26
(b)
24,100 24,100,000
Series 2026B , RB , 5.00% , 05/01/28 ..... 1,750 1,823,080
Series 2019D , RB , 5.00% , 05/01/30 ..... 1,630 1,729,729
Series 2019D , RB , 5.00% , 05/01/31 ..... 1,230 1,302,001
Series 2021-2B , RB , 5.00% , 05/01/32 .... 350 383,420
Series 2021-2B , RB , 5.00% , 05/01/34 .... 2,200 2,391,864
Series 2019D , RB , 5.00% , 05/01/35 ..... 1,955 2,049,191
Series 2021B-2 , RB , 5.00% , 05/01/36 .... 1,620 1,744,118
Series 2020-2B , RB , 4.00% , 05/01/37 .... 4,000 4,047,398
Series 2025B , RB , 5.00% , 05/01/37 ..... 1,000 1,123,932
Series 2019D , RB , 5.00% , 05/01/38 ..... 1,040 1,080,288
Series 2025E , RB , 5.00% , 05/01/45 ..... 1,000 1,064,776
Series 2026B , RB , 5.00% , 05/01/46 ..... 3,255 3,454,842
Series 2017B , RB , 5.00% , 05/01/47 ..... 1,500 1,506,874
Series 2018E , RB , 5.00% , 05/01/48 ..... 2,000 2,020,210
Series 2024B , RB , 5.00% , 05/01/49 ..... 1,180 1,224,856
Series 2019B , RB , 5.00% , 05/01/49 ..... 3,000 3,043,943
Series 2019-2F , RB , 5.00% , 05/01/50 .... 745 755,118
Series 2026B , RB , 5.00% , 05/01/51 ..... 2,000 2,080,446
Series 2022-2B , RB , 5.00% , 05/01/52 .... 1,500 1,535,484
San Francisco City & County Public Utilities
Commission Power, Series 2021A, RB,
4.00%, 11/01/51 ................. 2,090 1,916,123

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
San Francisco City & County Public Utilities
Commission Wastewater
Series 2023A , RB , 5.00% , 10/01/28 ..... USD 3,195 $ 3,362,766
Series 2026B , RB , 5.00% , 10/01/28 ..... 1,000 1,052,509
Series 2023C , RB , VRDN, 4.00% , 10/01/29
(b)
11,740 12,089,537
Series 2023A , RB , 5.00% , 10/01/30 ..... 5,000 5,456,864
Series 2026B , RB , 5.00% , 10/01/32 ..... 750 839,882
Series 2026B , RB , 5.00% , 10/01/33 ..... 1,000 1,131,635
Series 2026B , RB , 5.00% , 10/01/34 ..... 1,000 1,139,349
Series 2026B , RB , 5.00% , 10/01/37 ..... 925 1,060,294
Series 2026B , RB , 5.00% , 10/01/38 ..... 900 1,026,527
Series 2026B , RB , 5.00% , 10/01/39 ..... 705 799,002
Series 2026B , RB , 5.00% , 10/01/40 ..... 755 850,685
Series 2013B , RB , 4.00% , 10/01/42 ..... 2,175 2,112,259
Series 2018A , RB , 4.00% , 10/01/43 ..... 1,000 927,117
Series 2018B , RB , 5.00% , 10/01/43 ..... 1,000 1,019,618
Series 2021A , RB , 5.00% , 10/01/45 ..... 2,485 2,608,172
Series 2024C , RB , 5.00% , 10/01/49 ..... 3,500 3,641,343
Series 2024D , RB , 5.00% , 10/01/54 ..... 2,000 2,061,661
Series 2024C , RB , 5.00% , 10/01/54 ..... 6,480 6,679,780
San Francisco City & County Redevelopment
Agency Successor Agency, Series 2023B,
5.00%, 08/01/48 ................. 2,250 2,338,211
San Francisco Community College District
Series 2025 , GO , 5.00% , 06/15/27 ...... 5,195 5,302,974
Series 2025 , GO , 5.00% , 06/15/31 ...... 6,000 6,622,894
San Francisco County Transportation Authority
Sales Tax
Series 2017 , RB , 3.00% , 02/01/30 ...... 5,835 5,745,912
Series 2017 , RB , 3.00% , 02/01/33 ...... 1,500 1,428,937
San Francisco Municipal Transportation Agency
Series 2017 , RB , 4.00% , 03/01/46 ...... 740 679,035
Series 2021C , RB , 4.00% , 03/01/51 ..... 2,400 2,154,633
San Francisco Unified School District
Series A , GO , 5.00% , 06/15/27 ........ 5,100 5,173,782
Series B , GO , 5.00% , 06/15/28
(c)
....... 1,250 1,304,331
Series B , GO , 3.00% , 06/15/37 ........ 3,205 2,879,418
Series A , GO , 5.00% , 06/15/43 ........ 1,855 1,952,155
Series B , GO , 5.00% , 06/15/48
(c)
....... 1,350 1,407,006
San Joaquin County Transportation Authority
Measure K Sales Tax
Series 2017 , RB , 5.00% , 03/01/32 ...... 1,475 1,492,198
Series 2017 , RB , 4.00% , 03/01/41 ...... 500 460,928
San Joaquin Hills Transportation Corridor
Agency
RB , 0.00% , 01/01/28
(a)
.............. 750 726,202
Series 2021A , RB , 5.00% , 01/15/31 ..... 1,500 1,608,658
Series 2021A , RB , 5.00% , 01/15/33 ..... 8,830 9,508,986
Series 2021A , RB , 4.00% , 01/15/34 ..... 3,107 3,170,291
San Jose Evergreen Community College District
Series C , GO , 5.00% , 09/01/39 ........ 1,000 1,078,483
Series B , GO , 3.00% , 09/01/40 ........ 1,250 1,049,807
San Jose Financing Authority
Series 2022B , RB , 5.00% , 11/01/43 ..... 1,115 1,186,573
Series 2022B , RB , 5.00% , 11/01/52 ..... 2,300 2,380,467
San Jose Redevelopment Agency Successor
Agency, Series A, 5.00%, 08/01/34 ...... 2,510 2,549,694
San Jose Unified School District
(a)
Series C , GO , 0.00% , 08/01/27 ( NPFGC ) . 2,000 1,955,481
Series 2002C , GO , 0.00% , 08/01/28
( NPFGC ) ..................... 1,455 1,385,800
Series C , GO , 0.00% , 08/01/29 ( NPFGC ) . 1,060 980,048
Series C , GO , 0.00% , 08/01/30 ( NPFGC ) . 3,150 2,819,482
Series C , GO , 0.00% , 06/01/31 ( NPFGC ) . 400 347,964
Security
Par (000)
Par (000) Value
California (continued)
San Juan Unified School District
Series 2026 , GO , 5.00% , 08/01/27 ...... USD 1,000 $ 1,024,300
Series 2026 , GO , 5.00% , 08/01/29 ...... 2,800 3,000,259
Series 2026 , GO , 5.00% , 08/01/31 ...... 1,000 1,107,514
Series 2025 , GO , 5.25% , 08/01/43 ...... 2,185 2,405,622
Series 2025 , GO , 5.25% , 08/01/44 ...... 1,835 2,008,244
Series 2026 , GO , 4.00% , 08/01/45 ...... 1,000 958,339
Series 2022 , GO , 4.00% , 08/01/46 ...... 1,095 1,041,414
San Leandro Unified School District, Series B,
GO, 5.00%, 08/01/52 .............. 1,500 1,548,766
San Marcos Unified School District
Series A , GO , 0.00% , 08/01/28
(a)
....... 655 621,963
Series 2025 , GO , 5.00% , 08/01/31 ...... 440 486,024
Series 2025 , GO , 5.00% , 08/01/36 ...... 300 339,432
Series B , GO , 0.00% , 08/01/38
(a)
....... 565 350,829
Series B , GO , 0.00% , 08/01/47
(a)
....... 1,370 528,137
San Mateo County Community College District
(a)
Series 2006B , GO , 0.00% , 09/01/26
( NPFGC ) ..................... 5,070 5,070,000
Series 2006B , GO , 0.00% , 09/01/30
( NPFGC ) ..................... 4,500 3,989,644
Series A , GO , 0.00% , 09/01/30 ( NPFGC ) .. 2,000 1,773,175
Series 2006B , GO , 0.00% , 09/01/32
( NPFGC ) ..................... 5,020 4,132,198
Series 2006B , GO , 0.00% , 09/01/35
( NPFGC ) ..................... 3,380 2,447,523
San Mateo County Transit District, Series 2025A,
RB, 5.00%, 06/01/32 .............. 1,000 1,125,504
San Mateo County Transit District Sales Tax,
Series 2020B, RB, VRDN, (Bank of America
NA LOC), 2.30%, 09/02/26
(b)
......... 19,485 19,485,000
San Mateo Foster City Public Financing
Authority, Series 2019, RB, 5.00%, 08/01/49 3,000 3,100,897
San Mateo Foster City School District
Series A , GO , 6.13% , 08/01/32 ........ 920 979,898
Series A , GO , 6.63% , 08/01/42 ........ 2,235 2,493,069
Series B , GO , 4.00% , 08/01/51 ........ 10,000 9,321,522
San Mateo Union High School District
(a)
Series 2011A , GO , 0.00% , 09/01/33 ..... 500 514,798
Series 2011A , GO , 0.00% , 09/01/41 ..... 1,915 2,068,419
Series 2011A , GO , 0.00% , 07/01/51 ..... 1,755 1,353,610
San Ysidro School District, Series 2025A, GO,
5.00%, 08/01/44 (BAM) ............ 3,000 3,185,621
Sanger Unified School District, COP,
5.00%, 06/01/45 ................. 1,000 1,021,765
Santa Barbara Community College District,
Series 2025A, GO, 6.00%, 08/01/55 ..... 2,000 2,222,697
Santa Barbara Finance Authority, Series 2024,
RB, 4.00%, 05/15/57 .............. 2,000 1,758,009
Santa Barbara Secondary High School District,
Series 2011A, GO, 0.00%, 08/01/40
(a)
.... 1,755 925,244
Santa Barbara Unified School District, Series A,
GO, 4.00%, 08/01/41 .............. 2,000 1,935,912
Santa Clara County Financing Authority
Series 2016Q , RB , 3.00% , 05/15/34 ..... 7,735 7,275,574
Series 2026A , RB , 5.00% , 11/01/34 ..... 3,000 3,433,441
Series 2016Q , RB , 3.00% , 05/15/35 ..... 2,300 2,124,424
Series 2026A , RB , 4.00% , 11/01/53 ..... 3,000 2,718,883
Series 2026A , RB , 4.13% , 11/01/55 ..... 3,000 2,825,706
Santa Clara Unified School District
Series 2019 , GO , 3.00% , 07/01/36 ...... 3,370 3,039,328
Series 2026 , GO , 5.00% , 08/01/38 ...... 5,000 5,623,741
Series 2019 , GO , 3.25% , 07/01/44 ...... 5,000 5,003,434
Santa Clara Valley Transportation Authority
Series 2023A , RB , 5.00% , 04/01/27 ..... 1,005 1,020,505

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
California Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2023A , RB , 5.00% , 04/01/28 ..... USD 1,000 $ 1,040,910
Series 2023A , RB , 5.00% , 04/01/36 ..... 1,000 1,113,407
Santa Clara Valley Water District
Series 2024A-1 , RB , 5.00% , 06/01/52 .... 2,500 2,580,556
Series 2026A , RB , 5.00% , 06/01/53
(c)
.... 3,000 3,112,998
Santa Clara Valley Water District Safe Clean
Water
Series 2022B , COP , 5.00% , 12/01/26 .... 1,825 1,833,281
Series 2022A , RB , 5.00% , 08/01/47 ..... 1,000 1,041,634
Santa Clarita Community College District, Series
2019, GO, 3.00%, 08/01/49 .......... 1,660 1,206,670
Santa Maria Joint Union High School District,
Series 2021, GO, 2.50%, 08/01/46 ...... 5,000 3,497,816
Santa Monica Community College District
Series 2018A , GO , 4.00% , 08/01/39 ..... 565 565,674
Series 2018A , GO , 5.00% , 08/01/43 ..... 2,590 2,642,133
Series 2018A , GO , 4.00% , 08/01/47 ..... 4,485 4,229,803
Santa Monica Public Financing Authority, Series
2021, RB, 2.13%, 07/01/46 .......... 5,500 3,475,088
Santa Monica-Malibu Unified School District
Series A , GO , 3.00% , 08/01/49 ........ 1,500 1,088,510
Series B , GO , 4.00% , 08/01/50 ........ 1,000 923,242
Series A , GO , 5.00% , 08/01/54 ........ 3,000 3,099,092
Series A , GO , 5.00% , 08/01/55 ........ 5,000 5,161,566
Sequoia Union High School District
Series 2025 , GO , 5.00% , 07/01/27 ...... 1,000 1,021,263
Series 2025 , GO , 5.00% , 07/01/50 ...... 2,000 2,100,705
Simi Valley Unified School District
(a)
Series 2007C , GO , 0.00% , 08/01/29 ..... 2,000 1,837,484
Series 2007C , GO , 0.00% , 08/01/32 ..... 10,000 8,234,282
Sonoma County Junior College District
Series B , GO , 3.00% , 08/01/39 ........ 3,700 3,151,705
Series B , GO , 3.00% , 08/01/41 ........ 1,500 1,226,141
Series A , GO , 5.00% , 08/01/41 ........ 4,770 4,774,114
Southern California Public Power Authority
Series 2025B , RB , VRDN, 3.70% , 07/01/27
(b)
2,500 2,502,225
Series 2023-1 , RB , 5.00% , 07/01/28 ..... 2,610 2,720,882
Series 2023-1 , RB , 5.00% , 07/01/29 ..... 1,000 1,060,263
Series 2024A , RB , 5.00% , 07/01/29 ..... 770 816,402
Series 2025-2 , RB , VRDN, 5.00% , 07/01/29
(b)
875 910,402
Series 2023-1 , RB , 5.00% , 07/01/30 ..... 3,000 3,222,666
Series 2023-1A , RB , 5.00% , 07/01/31 .... 1,525 1,651,656
Series 2024-1 , RB , 5.00% , 07/01/32 ..... 3,445 3,763,298
Series 2024A , RB , 5.00% , 07/01/34 ..... 2,500 2,756,291
Series 2024A , RB , 5.00% , 07/01/35 ..... 2,500 2,758,309
Series 2026-1 , RB , 5.00% , 07/01/37 ..... 3,080 3,364,387
Series 2026-1 , RB , 5.00% , 07/01/44 ..... 2,000 2,073,760
Series 2024-1 , RB , 5.00% , 07/01/46 ..... 3,000 3,078,143
Series 2024-1 , RB , 5.00% , 07/01/49 ..... 5,670 5,754,294
Series 2026-1 , RB , 5.00% , 07/01/50 ..... 5,000 5,072,724
Series 2024-1 , RB , 5.00% , 07/01/53 ..... 6,400 6,451,327
Southern California Water Replenishment District
Series 2026 , RB , 4.00% , 08/01/51 ...... 6,000 5,634,533
Series 2026 , RB , 4.00% , 08/01/56 ...... 7,855 7,253,112
Southwestern Community College District
Series 2025A , GO , 5.25% , 08/01/27 ..... 1,750 1,796,469
Series 2004 , GO , 0.00% , 08/01/28
( NPFGC )
(a)
.................... 2,500 2,372,558
Series C , GO , 0.00% , 08/01/41
(a)
....... 650 343,688
Series C , GO , 0.00% , 08/01/46
(a)
....... 6,730 2,652,091
Series A , GO , 4.00% , 08/01/47 ........ 2,000 1,859,890
State of California
GO , 5.00% , 09/01/26 ............... 16,195 16,195,000
Series C , GO , 5.00% , 09/01/26 ........ 75 75,000
GO , 5.00% , 10/01/26 ............... 11,050 11,072,193
Security
Par (000)
Par (000) Value
California (continued)
Series 2017 , GO , 5.00% , 11/01/26 ...... USD 2,500 $ 2,510,102
Series 2003 , GO , 5.00% , 02/01/27 ( AMBAC ) 200 202,057
GO , 4.00% , 03/01/27 ............... 5,000 5,037,282
GO , 5.00% , 03/01/27 ............... 10 10,020
GO , 5.00% , 04/01/27 ............... 680 689,807
Series 2016 , GO , 5.00% , 08/01/27 ...... 760 762,728
Series C , GO , 5.00% , 08/01/27 ........ 3,350 3,425,496
GO , 5.00% , 08/01/27 ............... 3,645 3,698,432
GO , 5.00% , 09/01/27 ............... 7,055 7,148,953
GO , 4.00% , 10/01/27 ............... 1,740 1,767,570
GO , 5.00% , 10/01/27 ............... 10,190 10,453,168
Series 2020 , GO , 5.00% , 11/01/27 ...... 1,200 1,234,110
Series 2017 , GO , 5.00% , 11/01/27 ...... 1,325 1,362,663
GO , 5.00% , 11/01/27 ............... 9,600 9,872,879
GO , 5.00% , 12/01/27 ............... 8,020 8,263,705
GO , 5.00% , 08/01/28 ............... 18,355 18,851,410
GO , 4.00% , 09/01/28 ............... 1,450 1,450,829
GO , 5.00% , 09/01/28 ............... 5,500 5,697,064
Series 2024 , GO , 5.00% , 09/01/28 ...... 895 937,179
GO , 5.00% , 10/01/28 ............... 20,180 21,148,033
GO , 5.00% , 11/01/28 ............... 5,135 5,389,687
GO , 5.00% , 12/01/28 ............... 4,040 4,246,907
GO , 3.00% , 03/01/29 ............... 1,000 999,239
GO , 4.00% , 03/01/29 ............... 280 288,950
GO , 5.00% , 03/01/29 ............... 3,115 3,290,190
GO , 5.00% , 04/01/29 ............... 4,375 4,627,711
Series 2016 , GO , 5.00% , 08/01/29 ...... 1,920 1,922,993
GO , 5.00% , 08/01/29 ............... 9,145 9,686,190
GO , 4.00% , 09/01/29 ............... 10,005 10,368,014
GO , 5.00% , 09/01/29 ............... 6,680 6,690,376
GO , 5.00% , 10/01/29 ............... 13,980 14,911,373
Series 2020 , GO , 5.00% , 11/01/29 ...... 1,360 1,452,530
Series 2017 , GO , 5.00% , 11/01/29 ...... 3,000 3,085,152
GO , 5.00% , 11/01/29 ............... 1,500 1,602,055
GO , 5.00% , 12/01/29 ............... 2,405 2,572,008
GO , 5.00% , 03/01/30 ............... 170 182,512
GO , 5.00% , 04/01/30 ............... 3,175 3,392,615
GO , 4.00% , 08/01/30 ............... 5,000 5,002,067
GO , 5.00% , 08/01/30 ............... 1,545 1,598,964
Series C , GO , 5.00% , 08/01/30 ........ 100 102,212
Series C , GO , 5.00% , 09/01/30 ........ 145 145,327
GO , 5.00% , 10/01/30 ............... 2,000 2,165,161
Series 2017 , GO , 5.00% , 11/01/30 ...... 4,680 4,809,571
GO , 5.00% , 11/01/30 ............... 9,275 10,052,583
GO , 5.00% , 03/01/31 ............... 1,000 1,069,973
GO , 5.00% , 04/01/31 ............... 6,415 6,992,122
GO , 3.25% , 08/01/31 ............... 6,040 6,124,861
GO , 5.00% , 08/01/31 ............... 8,950 9,796,388
GO , 5.25% , 08/01/31 ............... 200 200,487
GO , 5.00% , 09/01/31 ............... 5,060 5,339,265
Series 2024 , GO , 5.00% , 09/01/31 ...... 3,000 3,287,115
GO , 5.00% , 10/01/31 ............... 695 757,526
Series 2017 , GO , 5.00% , 11/01/31 ...... 3,000 3,080,845
GO , 5.00% , 11/01/31 ............... 22,140 23,701,380
GO , 5.00% , 03/01/32 ............... 2,500 2,668,610
GO , 5.00% , 04/01/32 ............... 6,805 7,451,026
GO , 3.50% , 08/01/32 ............... 5,945 6,084,012
GO , 5.00% , 08/01/32
(c)
.............. 15,265 16,912,631
Series 2007 , GO , 5.25% , 08/01/32 ( AGM ) . 14,215 15,746,166
Series 2024 , GO , 5.00% , 09/01/32 ...... 5,000 5,544,708
GO , 5.00% , 09/01/32 ............... 16,325 17,780,846
GO , 3.00% , 10/01/32 ............... 820 801,633
GO , 5.00% , 10/01/32 ............... 2,750 2,974,249
GO , 5.00% , 11/01/32 ............... 2,550 2,746,524
GO , 5.00% , 03/01/33 ............... 4,690 4,991,180

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
GO , 5.00% , 04/01/33 ............... USD 6,400 $ 7,016,085
GO , 5.00% , 08/01/33
(c)
.............. 3,065 3,297,675
GO , 4.00% , 09/01/33 ............... 3,560 3,560,706
GO , 5.00% , 09/01/33 ............... 4,215 4,515,549
Series 2024 , GO , 5.00% , 09/01/33 ...... 6,045 6,759,990
GO , 3.00% , 10/01/33 ............... 2,500 2,433,931
GO , 4.00% , 10/01/33 ............... 2,855 2,954,263
GO , 5.00% , 10/01/33 ............... 55 55,112
GO , 5.00% , 03/01/34 ............... 3,600 3,819,644
GO , 5.00% , 08/01/34
(c)
.............. 1,950 2,187,686
Series 2024 , GO , 4.00% , 09/01/34 ...... 5,000 5,233,589
GO , 4.00% , 09/01/34 ............... 865 865,116
GO , 5.00% , 09/01/34 ............... 3,935 3,940,151
GO , 3.00% , 10/01/34 ............... 3,170 3,037,400
GO , 4.00% , 10/01/34 ............... 1,535 1,577,553
GO , 5.00% , 10/01/34 ............... 5,230 5,764,445
GO , 3.00% , 11/01/34 ............... 7,475 7,180,610
Series 2017 , GO , 4.00% , 11/01/34 ...... 3,300 3,314,736
GO , 5.00% , 11/01/34 ............... 1,000 1,040,710
GO , 5.00% , 12/01/34 ............... 1,780 1,903,926
GO , 5.00% , 04/01/35 ............... 1,000 1,048,756
GO , 5.00% , 08/01/35
(c)
.............. 8,365 9,374,945
GO , 5.00% , 09/01/35 ............... 4,085 4,090,092
Series 2024 , GO , 5.00% , 09/01/35 ...... 4,470 4,960,808
GO , 3.00% , 10/01/35 ............... 1,850 1,743,154
GO , 4.00% , 10/01/35 ............... 4,735 4,839,840
GO , 5.00% , 10/01/35 ............... 445 445,552
GO , 3.00% , 11/01/35 ............... 2,300 2,173,250
GO , 4.00% , 03/01/36 ............... 13,575 13,790,444
GO , 5.00% , 08/01/36 ............... 1,890 1,953,528
GO , 5.00% , 09/01/36 ............... 2,000 2,002,379
GO , 3.00% , 10/01/36 ............... 15,000 13,805,987
GO , 4.00% , 10/01/36 ............... 4,225 4,269,871
GO , 5.00% , 10/01/36 ............... 6,535 7,136,019
Series 2017 , GO , 5.00% , 11/01/36 ...... 3,290 3,354,952
GO , 5.00% , 11/01/36 ............... 1,160 1,232,055
GO , 4.00% , 03/01/37 ............... 3,815 3,857,211
GO , 5.00% , 08/01/37 ............... 6,390 6,920,343
GO , 4.00% , 09/01/37 ............... 3,505 3,504,913
Series 2024 , GO , 4.00% , 09/01/37 ...... 2,700 2,750,118
Series 2024 , GO , 5.00% , 09/01/37 ...... 8,775 9,609,918
GO , 5.00% , 09/01/37 ............... 8,000 8,716,433
Series 2019 , GO , 3.00% , 10/01/37 ...... 1,375 1,231,655
GO , 5.00% , 11/01/37 ............... 3,000 3,250,189
GO , 5.00% , 08/01/38 ............... 2,250 2,252,409
GO , 5.00% , 09/01/38 ............... 5,565 6,015,925
GO , 5.00% , 10/01/38 ............... 5,000 5,499,916
GO , 4.00% , 11/01/38 ............... 4,950 4,972,514
GO , 5.00% , 09/01/39 ............... 4,125 4,424,496
GO , 4.00% , 10/01/39 ............... 3,500 3,478,813
GO , 5.00% , 10/01/39 ............... 6,000 6,523,580
GO , 4.00% , 11/01/39 ............... 2,500 2,481,128
GO , 5.00% , 11/01/39 ............... 5,505 5,765,850
GO , 4.00% , 03/01/40 ............... 2,000 1,966,577
GO , 5.00% , 10/01/40 ............... 3,855 4,172,904
GO , 4.00% , 11/01/40 ............... 1,150 1,122,789
GO , 5.00% , 09/01/41 ............... 1,500 1,592,995
GO , 4.00% , 10/01/41 ............... 12,895 12,642,454
GO , 5.00% , 10/01/41 ............... 2,425 2,563,746
GO , 3.00% , 11/01/41 ............... 4,420 3,683,332
GO , 5.00% , 11/01/41 ............... 2,000 2,137,654
Series 2022 , GO , 4.00% , 04/01/42 ...... 1,680 1,632,295
Series 2022 , GO , 5.00% , 04/01/42 ...... 1,515 1,597,779
GO , 5.00% , 09/01/42 ............... 5,000 5,291,500
GO , 5.00% , 10/01/42 ............... 16,765 17,846,991
Security
Par (000)
Par (000) Value
California (continued)
GO , 5.00% , 11/01/42 ............... USD 1,500 $ 1,589,521
GO , 5.00% , 08/01/43
(c)
.............. 7,205 7,678,654
GO , 4.00% , 09/01/43 ............... 13,070 12,649,487
Series 2024 , GO , 5.00% , 09/01/43 ...... 5,000 5,278,752
GO , 5.00% , 09/01/43 ............... 4,000 4,245,115
GO , 5.00% , 11/01/43 ............... 2,000 2,119,743
GO , 2.38% , 12/01/43 ............... 925 663,832
Series 2024 , GO , 5.00% , 09/01/44 ...... 3,215 3,385,083
GO , 5.00% , 10/01/44 ............... 5,000 5,324,403
GO , 4.00% , 11/01/44 ............... 975 935,805
GO , 4.00% , 03/01/45 ............... 500 480,101
GO , 5.00% , 04/01/45 ............... 3,145 3,244,401
GO , 4.00% , 08/01/45 ............... 250 239,897
GO , 5.00% , 08/01/45 ............... 4,865 5,146,439
GO , 5.00% , 10/01/45 ............... 1,145 1,206,967
GO , 5.00% , 11/01/45 ............... 3,000 3,161,234
GO , 3.00% , 03/01/46 ............... 3,000 2,324,350
GO , 4.00% , 03/01/46 ............... 9,960 9,517,186
GO , 4.25% , 08/01/46
(c)
.............. 2,000 1,968,170
GO , 5.00% , 08/01/46
(c)
.............. 8,145 8,247,378
GO , 5.00% , 09/01/46 ............... 1,000 1,001,530
GO , 3.00% , 12/01/46 ............... 2,000 1,541,328
GO , 5.00% , 12/01/46 ............... 2,000 2,081,962
GO , 5.25% , 09/01/47 ............... 5,045 5,340,571
GO , 5.00% , 10/01/47 ............... 5,000 5,269,407
Series 2017 , GO , 4.00% , 11/01/47 ...... 1,500 1,409,835
Series 2024 , GO , 5.00% , 09/01/48 ...... 2,000 2,082,172
GO , 5.00% , 10/01/48 ............... 2,000 2,100,594
GO , 4.13% , 03/01/49 ............... 655 631,223
GO , 5.00% , 08/01/49 ............... 4,740 4,928,112
GO , 5.50% , 08/01/49 ............... 3,275 3,540,707
GO , 3.00% , 03/01/50 ............... 505 375,146
GO , 5.00% , 08/01/50 ............... 4,000 4,162,486
GO , 4.00% , 10/01/50 ............... 2,500 2,333,765
GO , 3.00% , 11/01/50 ............... 1,500 1,109,773
GO , 2.38% , 10/01/51 ............... 2,000 1,258,777
GO , 4.13% , 10/01/51 ............... 3,520 3,346,561
GO , 5.25% , 10/01/51 ............... 4,165 4,434,910
GO , 3.00% , 04/01/52 ............... 2,000 1,467,130
GO , 4.25% , 09/01/52 ............... 1,310 1,261,700
GO , 5.00% , 11/01/52 ............... 3,000 3,103,084
GO , 5.00% , 08/01/53
(c)
.............. 1,035 1,075,509
GO , 5.25% , 09/01/53 ............... 7,000 7,382,948
GO , 5.25% , 08/01/54 ............... 500 525,421
GO , 5.50% , 08/01/54 ............... 5,000 5,357,394
GO , 5.00% , 03/01/55 ............... 16,135 16,674,950
GO , 5.25% , 08/01/55 ............... 2,665 2,814,093
GO , 5.00% , 11/01/55 ............... 1,000 1,030,249
GO , 5.00% , 08/01/56
(c)
.............. 2,000 2,068,713
GO , 5.00% , 10/01/56 ............... 8,750 9,042,684
State of California Department of Water
Resources
Series BB , RB , 5.00% , 12/01/26 ........ 1,900 1,912,653
Series BG , RB , 5.00% , 12/01/27 ....... 5,000 5,165,720
Series BG , RB , 5.00% , 12/01/28 ....... 5,000 5,295,027
Series AW , RB , 5.00% , 12/01/28 ....... 1,040 1,046,669
Series AW , RB , 5.00% , 12/01/29 ....... 4,730 4,758,307
Series AW , RB , 5.00% , 12/01/30 ....... 4,700 4,727,109
Series BD , RB , 5.00% , 12/01/31 ....... 2,555 2,830,742
Series BA , RB , 5.00% , 12/01/32 ........ 2,540 2,697,204
Series BB , RB , 5.00% , 12/01/33 ........ 2,045 2,231,791
Series BA , RB , 5.00% , 12/01/33 ........ 1,500 1,590,002
Series AW , RB , 5.00% , 12/01/33 ....... 1,050 1,056,655
Series BD , RB , 4.00% , 12/01/34 ....... 2,005 2,103,785
Series AW , RB , 4.00% , 12/01/35 ....... 1,000 1,000,855

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
California Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series BD , RB , 4.00% , 12/01/35 ....... USD 3,000 $ 3,122,517
Series BA , RB , 5.00% , 12/01/35 ........ 580 617,200
Series 2026A , RB , 5.00% , 12/01/40 ..... 1,350 1,484,210
Series 2026A , RB , 5.00% , 12/01/41 ..... 1,550 1,694,741
Series 2026A , RB , 5.00% , 12/01/44 ..... 2,110 2,271,459
Series 2026A , RB , 5.00% , 12/01/45 ..... 990 1,062,334
Series 2026A , RB , 5.00% , 12/01/46 ..... 375 400,138
Series 2026A , RB , 5.00% , 12/01/51 ..... 1,500 1,568,510
Series 2026A , RB , 5.00% , 12/01/56 ..... 4,120 4,266,405
Stockton Public Financing Authority, Series
2018A, RB, 5.00%, 10/01/32 (BAM) ..... 1,745 1,819,117
Stockton Redevelopment Agency Successor
Agency
Series A , 5.00% , 09/01/30 ............ 1,730 1,732,266
Series A , 5.00% , 09/01/31 ............ 1,825 1,827,253
Stockton Unified School District
Series 2025A , GO , 5.00% , 08/01/40 ( BAM ) 1,000 1,083,582
Series 2025A , GO , 5.00% , 08/01/41 ( BAM ) 1,000 1,077,236
Series 2025A , GO , 5.00% , 08/01/42 ( BAM ) 1,195 1,282,844
Series 2025A , GO , 5.00% , 08/01/49 ( BAM ) 3,500 3,614,170
Sunnyvale School District
Series 2026 , GO , 5.00% , 09/01/39 ...... 3,865 4,310,279
Series 2026 , GO , 5.00% , 09/01/40 ...... 5,000 5,524,562
Series 2026 , GO , 5.00% , 09/01/41 ...... 2,645 2,905,900
Tamalpais Union High School District, Series
2025A, GO, 4.00%, 08/01/48 ......... 2,000 1,932,195
Temecula Valley Unified School District, Series
2021-D, GO, 3.00%, 08/01/47 ......... 1,500 1,117,547
Ukiah Unified School District, Series 2006, GO,
0.00%, 08/01/28 (NPFGC)
(a)
.......... 1,000 946,336
Union Sanitary District Financing Authority
Series 2025A , RB , 5.00% , 03/15/30 ..... 1,895 2,051,004
Series 2021A , RB , 2.25% , 09/01/45 ..... 10,000 6,560,820
University of California
Series 2013AL-4 , RB , VRDN,
2.25% , 09/02/26
(b)
............... 7,000 7,000,000
Series 2013AL-3 , RB , VRDN,
2.35% , 09/02/26
(b)
............... 14,850 14,850,000
Series 2018AZ , RB , 4.00% , 05/15/27 .... 500 505,726
Series 2024BS , RB , 5.00% , 05/15/28 .... 2,000 2,086,746
Series 2023BN , RB , 5.00% , 05/15/28 .... 1,870 1,951,108
Series 2026CF , RB , 5.00% , 11/15/28 .... 10,000 10,534,065
Series 2018O , RB , 4.00% , 05/15/29 ..... 500 510,692
Series 2022S , RB , 5.00% , 05/15/29 ..... 11,255 11,962,980
Series 2023BM , RB , 5.00% , 05/15/29 .... 1,285 1,366,525
Series 2022S , RB , 5.00% , 05/15/30 ..... 3,000 3,236,895
Series 2025BZ , RB , 5.00% , 05/15/30 .... 5,000 5,398,491
Series 2025CD , RB , 5.00% , 05/15/30 .... 9,030 9,749,675
Series 2017AY , RB , 5.00% , 05/15/31 .... 1,000 1,015,630
Series 2026CH , RB , 5.00% , 05/15/31 .... 870 952,107
Series 2017AY , RB , 5.00% , 05/15/32 .... 1,035 1,050,494
Series 2024BS , RB , 5.00% , 05/15/32 .... 3,000 3,319,684
Series 2021Q , RB , 5.00% , 05/15/32 ..... 3,855 4,205,728
Series 2017AY , RB , 4.00% , 05/15/33 .... 6,295 6,330,671
Series 2026CG , RB , 5.00% , 05/15/33 .... 10,300 11,518,554
Series 2024BW , RB , 5.00% , 05/15/33 .... 7,255 8,113,311
Series 2025CD , RB , 5.00% , 05/15/33 .... 1,000 1,118,306
Series 2017M , RB , 5.00% , 05/15/33 ..... 1,000 1,014,265
Series 2020BE , RB , 5.00% , 05/15/33 .... 2,000 2,144,583
Series 2023BN , RB , 5.00% , 05/15/33 .... 1,125 1,258,094
Series 2026CF , RB , 5.00% , 11/15/33 .... 5,000 5,615,399
Series 2017AV , RB , 5.00% , 05/15/35 .... 2,500 2,532,137
Series 2023BQ , RB , 5.00% , 05/15/35 .... 9,585 10,565,593
Series 2024BV , RB , 5.00% , 05/15/35 .... 4,000 4,462,965
Series 2021Q , RB , 5.00% , 05/15/35 ..... 4,395 4,734,502
Security
Par (000)
Par (000) Value
California (continued)
Series 2025BZ , RB , 5.00% , 05/15/35 .... USD 5,000 $ 5,643,733
Series 2021Q , RB , 4.00% , 05/15/36 ..... 2,100 2,142,153
Series 2017AY , RB , 5.00% , 05/15/36 .... 2,135 2,160,716
Series 2025CD , RB , 5.00% , 05/15/36 .... 15,760 17,784,073
Series 2017AV , RB , 5.00% , 05/15/36 .... 1,100 1,113,250
Series 2018AZ , RB , 5.00% , 05/15/36 .... 750 772,549
Series 2026CE , RB , 5.00% , 11/15/36 .... 8,000 9,027,794
Series 2020BE , RB , 4.00% , 05/15/37 .... 1,000 1,013,171
Series 2024BS , RB , 5.00% , 05/15/37 .... 3,000 3,289,638
Series 2017AY , RB , 5.00% , 05/15/37 .... 4,650 4,702,965
Series 2024BV , RB , 5.00% , 05/15/37 .... 2,500 2,741,365
Series 2025BZ , RB , 5.00% , 05/15/37 .... 2,175 2,408,306
Series 2026CH , RB , 5.25% , 05/15/37 .... 2,500 2,869,455
Series 2024BV , RB , 5.00% , 05/15/38 .... 2,500 2,717,839
Series 2025CA , RB , 5.00% , 05/15/38 .... 1,210 1,327,074
Series 2021Q , RB , 4.00% , 05/15/39 ..... 2,500 2,499,060
Series 2024BV , RB , 5.00% , 05/15/39 .... 8,800 9,497,169
Series 2026CH , RB , 5.25% , 05/15/39 .... 3,000 3,420,900
Series 2026CE , RB , 5.00% , 11/15/39 .... 6,000 6,657,401
Series 2020BE , RB , 4.00% , 05/15/40 .... 665 652,832
Series 2021Q , RB , 4.00% , 05/15/40 ..... 2,500 2,461,953
Series 2025CA , RB , 5.00% , 05/15/40 .... 3,000 3,237,724
Series 2024BV , RB , 5.00% , 05/15/40 .... 3,615 3,873,231
Series 2025CD , RB , 5.00% , 05/15/40 .... 4,365 4,727,440
Series 2025CD , RB , 5.25% , 05/15/40 .... 1,380 1,562,714
Series 2026CG , RB , 5.25% , 05/15/40 .... 10,000 11,324,012
Series 2023BN , RB , 5.50% , 05/15/40 .... 19,000 20,817,054
Series 2025CD , RB , 5.50% , 05/15/40 .... 11,190 12,594,086
Series 2023BN , RB , 5.00% , 05/15/41 .... 4,000 4,237,377
Series 2026CE , RB , 5.00% , 11/15/41 .... 3,335 3,572,635
Series 2023BN , RB , 5.00% , 05/15/42 .... 6,570 6,936,952
Series 2022S , RB , 5.00% , 05/15/42 ..... 1,720 1,816,769
Series 2017AV , RB , 5.00% , 05/15/42 .... 2,405 2,428,628
Series 2024BS , RB , 5.00% , 05/15/42 .... 1,000 1,057,549
Series 2017AV , RB , 5.25% , 05/15/42 .... 5,000 5,065,092
Series 2024BV , RB , 5.00% , 05/15/43 .... 4,000 4,222,820
Series 2018AZ , RB , 5.00% , 05/15/43 .... 5,630 5,747,055
Series 2026CH , RB , 5.50% , 05/15/43 .... 5,950 6,627,689
Series 2026CE , RB , 5.00% , 11/15/43 .... 1,415 1,510,540
Series 2023BN , RB , 5.00% , 05/15/44 .... 2,630 2,761,053
Series 2021BH , RB , 4.00% , 05/15/46 .... 1,000 959,161
Series 2016K , RB , 4.00% , 05/15/46 ..... 610 562,995
Series 2021Q , RB , 5.00% , 05/15/46 ..... 3,000 3,106,604
Series 2017M , RB , 4.00% , 05/15/47 ..... 250 232,224
Series 2020BE , RB , 4.00% , 05/15/47 .... 7,250 6,909,085
Series 2017M , RB , 5.00% , 05/15/47 ..... 1,165 1,173,148
Series 2017AV , RB , 5.00% , 05/15/49 .... 1,500 1,509,418
Series 2019BB , RB , 5.00% , 05/15/49 .... 1,500 1,531,091
Series 2020BE , RB , 2.50% , 05/15/50 .... 3,100 2,017,936
Series 2021Q , RB , 3.00% , 05/15/51 ..... 10,540 7,518,181
Series 2021BH , RB , 4.00% , 05/15/51 .... 2,020 1,875,889
Series 2022BK , RB , 5.00% , 05/15/52 .... 6,000 6,200,663
Series 2017M , RB , 5.00% , 05/15/52 ..... 250 251,065
Series 2025CC , RB , 5.00% , 05/15/53 .... 1,500 1,560,605
Series 2024BW , RB , 5.00% , 05/15/54 .... 3,000 3,106,732
Series 2018O , RB , 5.00% , 05/15/58 ..... 1,000 1,012,090
Series 2018AZ , RB , 5.25% , 05/15/58 .... 500 508,409
Series 2018O , RB , 5.50% , 05/15/58 ..... 500 510,526
Upper Santa Clara Valley Joint Powers Authority
Series 2020A , RB , 4.00% , 08/01/45 ..... 1,100 1,033,294
Series 2020A , RB , 4.00% , 08/01/50 ..... 3,000 2,732,591
Ventura Unified School District
Series B , GO , 4.25% , 08/01/51 ........ 1,000 947,967
Series 2022A , GO , 4.00% , 08/01/52 ..... 4,430 3,959,832

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
California (continued)
Victor Valley Union High School District
Series 2009A , GO , 5.75% , 08/01/31 ..... USD 1,025 $ 1,027,404
Series 2016B , GO , 4.00% , 08/01/36 ..... 1,000 991,329
Vista Unified School District, Series 2022B, GO,
5.25%, 08/01/48 (BAM) ............ 6,000 6,252,742
Walnut Valley Unified School District, Series C,
GO, 4.00%, 08/01/51 .............. 2,000 1,827,483
West Contra Costa Unified School District
Series 2025A , GO , 5.00% , 08/01/29 ..... 2,000 2,138,145
Series 2025A , GO , 5.00% , 08/01/30 ..... 2,000 2,172,795
Series 2023 , GO , 5.00% , 08/01/35 ( BAM ) . 1,000 1,111,209
Series 2024B , GO , 5.00% , 08/01/49 ( BAM ) 6,320 6,536,597
West Valley-Mission Community College District
Series 2026 , GO , 5.00% , 08/01/27 ...... 5,000 5,120,579
Series 2026 , GO , 5.00% , 08/01/28 ...... 4,440 4,657,243
Series 2015B , GO , 4.00% , 08/01/40 ..... 250 250,069
Series 2026C , GO , 5.00% , 08/01/46 ..... 2,000 2,150,078
Series 2026C , GO , 4.00% , 08/01/50 ..... 750 708,830
Westminster School District, Series 2013A, GO,
0.00%, 08/01/52 (BAM)
(a)
............ 6,380 4,555,177
Whittier Union High School District, Series 2026,
GO, 5.00%, 08/01/29 .............. 5,035 5,396,578
William S Hart Union High School District
(a)
Series 2005B , GO , 0.00% , 09/01/29 ( AGM ) 3,940 3,595,887
Series A , GO , 0.00% , 08/01/33 ........ 990 781,473
Series B , GO , 0.00% , 08/01/34 ........ 1,250 948,432
Yosemite Community College District
(a)
Series 2010D , GO , 0.00% , 08/01/31 ..... 700 593,463
Series 2010D , GO , 0.00% , 08/01/38 ..... 3,610 2,189,847
4,698,773,213
Total Long-Term Investments — 101 .5%
(Cost: $ 4,810,154,100 ) ............................ 4,698,773,213
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.21%
(d) (e)
......... 262,883 $ 262,910
Total Short-Term Securities — 0.0%
(Cost: $ 262,910 ) ................................. 262,910
Total Investments — 101 .5%
(Cost: $ 4,810,417,010 ) ............................ 4,699,036,123
Liabilities in Excess of Other Assets — (1.5) % ............. (69,571,722)
Net Assets — 100.0% ...............................
$ 4,629,464,401
(a)
Zero-coupon bond.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
When-issued security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/28/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
Shares
Held at
08/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 524,790 $ — $ (261,877)
(a)
$ (3) $ — $ 262,910 262,883 $ 22,772 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
California Muni Bond ETF
Schedule of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 4,698,773,213 $ — $ 4,698,773,213
Short-Term Securities
Money Market Funds ...................................... 262,910 — — 262,910
$ 262,910 $ 4,698,773,213 $ — $ 4,699,036,123

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
August 31, 2026
iShares
®
Long-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.4%
Alabama Federal Aid Highway Finance Authority,
Series 2025A, RB, 5.00%, 03/01/45 ..... USD 200 $ 209,351
Alabama Highway Authority, Series 2025, RB,
5.00%, 09/01/41 ................. 3,000 3,193,408
City of Mobile, Series 2025A, GO,
5.00%, 02/15/45 ................. 100 104,293
County of Jefferson
Series 2024 , RB , 5.25% , 10/01/49 ...... 100 102,109
Series 2024 , RB , 5.50% , 10/01/53 ...... 2,510 2,581,451
Elmore County Board of Education, RB,
3.00%, 08/01/44 ................. 100 75,462
6,266,074
Arizona — 1.3%
Arizona Board of Regents, Series 2026A, RB,
5.00%, 07/01/45 ................. 110 115,468
Arizona Department of Transportation State
Highway Fund
Series 2026 , RB , 5.00% , 07/01/43 ...... 1,000 1,058,056
Series 2026 , RB , 5.00% , 07/01/46 ...... 4,730 4,934,222
City of Phoenix Civic Improvement Corp., Series
2020A, RB, 5.00%, 07/01/40 ......... 110 114,480
Maricopa County Industrial Development
Authority, Series 2020, RB, 5.00%, 07/01/47 2,500 2,506,513
Maricopa County Union High School District
No. 216 Agua Fria, Series 2026B, GO,
5.00%, 07/01/44 ................. 1,000 1,047,600
Salt River Project Agricultural Improvement &
Power District
Series 2023A , RB , 5.00% , 01/01/47 ..... 100 102,493
Series 2025C , RB , 5.00% , 01/01/51 ..... 4,000 4,088,081
Series 2023B , RB , 5.25% , 01/01/53 ..... 3,500 3,607,435
Western Maricopa Education Center District
No. 402
Series 2026A , GO , 5.00% , 07/01/40 ..... 1,250 1,326,358
Series 2026A , GO , 5.00% , 07/01/42 ..... 1,500 1,574,542
20,475,248
Arkansas — 0.3%
Little Rock School District, GO, 4.25%, 02/01/52
(SAW) ....................... 3,810 3,515,914
University of Arkansas, Series 2021A, RB,
5.00%, 12/01/45 ................. 1,000 1,027,945
4,543,859
California — 17.2%
Alameda Corridor Transportation Authority
Series 2022A , RB , 0.00% , 10/01/51 ( AGM )
(a)
135 79,571
Series 2022C , RB , 5.00% , 10/01/52 ( AGM ) 1,665 1,687,068
Series A , RB , 0.00% , 10/01/53
(a)
........ 5,000 1,349,408
Alameda County Fire Department, Series 2025,
GO, 5.25%, 06/01/55 .............. 100 105,662
Alvord Unified School District, Series 2011B,
GO, 0.00%, 08/01/41
(a)
............. 50 25,416
Antelope Valley Community College District,
Series B, GO, 3.00%, 08/01/50 ........ 3,000 2,157,987
Bay Area Toll Authority
Series 2026F1 , RB , 5.00% , 04/01/43 .... 4,165 4,661,853
Series 2026F-1 , RB , 5.00% , 04/01/44 .... 1,475 1,645,777
Series 2021F-2 , RB , 2.60% , 04/01/56 .... 1,000 630,904
California Educational Facilities Authority
Series V-2 , RB , 2.25% , 04/01/51 ....... 3,880 2,468,459
Series V-2 , RB , 5.00% , 04/01/51 ....... 3,740 4,083,871
Security
Par (000)
Par (000) Value
California (continued)
California Enterprise Development Authority,
Series 2024, RB, 4.00%, 06/01/54 ...... USD 100 $ 88,470
California Infrastructure & Economic
Development Bank
Series 2023 , RB , 4.00% , 10/01/42 ...... 5,165 5,160,684
Series 2023 , RB , 4.00% , 10/01/44 ...... 165 161,931
California Municipal Finance Authority, Series
2026A, RB, 5.50%, 09/01/60 ......... 2,250 2,371,226
California School Facilities Financing Authority,
Series 2009A, RB, 0.00%, 08/01/49
(a)
.... 2,150 650,872
California State Public Works Board
Series 2026A , RB , 5.00% , 09/01/45 ..... 1,250 1,322,914
Series 2021C , RB , 4.00% , 11/01/46 ..... 220 206,614
Series 2026A , RB , 5.00% , 09/01/48 ..... 1,000 1,044,041
Series 2024A , RB , 5.00% , 04/01/49 ..... 4,000 4,134,853
Series 2025A , RB , 5.00% , 04/01/50 ..... 3,920 4,057,352
California State University
Series 2020C , RB , 3.00% , 11/01/40 ..... 5,850 4,953,554
Series 2026A , RB , 5.00% , 11/01/41 ..... 1,000 1,094,812
Series 2024A , RB , 5.00% , 11/01/43 ..... 50 53,530
Series 2020C , RB , 4.00% , 11/01/45 ..... 1,500 1,446,431
Series 2025A , RB , 5.25% , 11/01/50 ..... 150 159,841
Series 2026A , RB , 5.00% , 11/01/51 ..... 2,250 2,355,264
Carlsbad Unified School District, Series C, GO,
4.00%, 08/01/50 ................. 2,040 1,927,841
Cerritos Community College District
Series 2021D , GO , 2.38% , 08/01/44 ..... 175 122,233
Series 2026B , GO , 5.00% , 08/01/56 ..... 650 682,397
Chabot-Las Positas Community College District,
Series D, GO, 5.00%, 08/01/46 ........ 430 460,165
City & County of San Francisco, Series 2026A-1,
GO, 5.00%, 06/15/41 .............. 1,000 1,074,412
City of Irvine, Series 2026, 5.00%, 09/01/51
(BAM) ....................... 750 783,318
City of Los Angeles Department of Airports,
Series 2025D, RB, 5.25%, 05/15/51 ..... 1,695 1,776,665
City of Los Angeles Wastewater System
Series 2025A , RB , 5.25% , 06/01/50 ..... 200 213,378
Series 2022A , RB , 4.00% , 06/01/52 ..... 845 767,499
City of Oakland, Series 2023D, GO,
5.50%, 07/15/53 ................. 100 105,038
City of San Francisco, Series 2023AB, Sub-
Series B, RB, 5.25%, 11/01/48 ........ 225 238,163
Clovis Unified School District, Series B, GO,
5.00%, 08/01/47 ................. 1,000 1,028,677
Corona-Norco Unified School District, Series C,
GO, 0.00%, 08/01/39
(a)
............. 3,000 1,748,698
County of Sacramento Airport System, Series
2024, RB, 5.00%, 07/01/49 .......... 1,840 1,903,827
Downey Unified School District, Series B, GO,
5.00%, 08/01/57 ................. 545 561,978
East Bay Municipal Utility District Water System
Series 2026B , RB , 5.00% , 06/01/39 ..... 1,110 1,242,363
Series 2026A , RB , 5.00% , 06/01/45 ..... 1,500 1,620,475
Series 2026A , RB , 5.00% , 06/01/56 ..... 180 188,090
Escondido Union High School District, Series
2011C, GO, 0.00%, 08/01/46
(a)
........ 500 195,255
Folsom Cordova Unified School District, Series
2026A, GO, 5.00%, 10/01/40 ......... 1,000 1,086,845
Fontana Public Facilities Financing Authority,
Series 2025A, RB, 5.00%, 11/01/50 ..... 6,055 6,274,114
Fontana Unified School District, Series A, GO,
5.25%, 08/01/50 ................. 100 105,359
Fullerton Joint Union High School District, Series
2025A, GO, 4.00%, 08/01/51 ......... 2,500 2,288,970

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Long-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Livermore Valley Joint Unified School District,
Series 2021, GO, 4.00%, 08/01/47 ...... USD 150 $ 136,231
Long Beach Unified School District
Series 2026 , GO , 5.00% , 08/01/40 ...... 3,440 3,804,788
Series C , GO , 4.00% , 08/01/50 ........ 3,000 2,830,807
Los Angeles Community College District, Series
2026, GO, 5.00%, 08/01/39 .......... 1,215 1,356,595
Los Angeles County Facilities 2, Inc.
Series 2024A , RB , 5.25% , 06/01/49 ..... 1,060 1,115,756
Series 2024A , RB , 5.25% , 06/01/57 ..... 2,000 2,071,438
Los Angeles County Metropolitan Transportation
Authority
(b)
Series 2026A , RB , 5.00% , 06/01/40 ..... 675 715,546
Series 2026A , RB , 5.00% , 06/01/46 ..... 450 462,991
Series 2026A , RB , 5.50% , 06/01/51 ..... 1,000 1,056,260
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2026A , RB , 5.00% , 06/01/39 ..... 840 919,329
Series 2026-B , RB , 5.00% , 07/01/45 ..... 1,000 1,074,259
Series 2026-B , RB , 5.00% , 07/01/46 ..... 1,500 1,599,872
Los Angeles County Public Works Financing
Authority
Series 2022G , RB , 5.00% , 12/01/40 ..... 60 63,575
Series 2025J , RB , 5.00% , 12/01/43 ..... 1,170 1,252,445
Series 2026A , RB , 5.00% , 03/01/56 ..... 915 944,784
Los Angeles Department of Water & Power
Series 2020B , RB , 5.00% , 07/01/39 ..... 5,655 5,817,200
Series 2024A , RB , 5.00% , 07/01/39 ..... 100 105,123
Series 2022C , RB , 5.00% , 07/01/41 ..... 1,295 1,333,871
Series 2023D , RB , 5.00% , 07/01/41 ..... 1,275 1,322,558
Series 2024C , RB , 5.00% , 07/01/42 ..... 1,915 1,986,264
Series 2023E , RB , 5.00% , 07/01/43 ..... 1,505 1,548,123
Series 2019D , RB , 5.00% , 07/01/44 ..... 50 50,695
Series 2026A , RB , 5.00% , 07/01/46 ..... 600 617,583
Series 2026B , RB , 5.00% , 07/01/49 ..... 1,500 1,525,723
Los Angeles Department of Water & Power
Water System
Series 2025C , RB , 5.00% , 07/01/40 ..... 6,500 6,869,802
Series 2020C , RB , 5.00% , 07/01/41 ..... 1,495 1,531,437
Series 2022C , RB , 5.00% , 07/01/41 ..... 1,710 1,770,914
Series 2023A , RB , 5.00% , 07/01/41 ..... 1,315 1,368,781
Series 2022D , RB , 5.00% , 07/01/52 ..... 2,055 2,074,432
Los Angeles Unified School District
Series 2024QRR , GO , 5.00% , 07/01/43 ... 150 158,820
Series 2026QRR , GO , 5.00% , 07/01/45 ... 1,880 1,985,595
Series 2024QRR , GO , 4.00% , 07/01/49 ... 6,415 5,866,993
Miracosta Community College District, Series B,
GO, 4.00%, 08/01/45 .............. 1,000 977,392
Moreno Valley Public Financing Authority, Series
2026A, RB, 5.25%, 05/01/56 ......... 1,000 1,052,877
Mt. San Antonio Community College District,
Series 2024D, GO, 4.00%, 08/01/49 ..... 150 139,446
Northern California Sanitation Agencies
Financing Authority, Series 2026A, RB,
5.00%, 08/01/40 ................. 610 675,754
Ontario Public Financing Authority, Series
2026D, RB, 5.00%, 03/01/56 ......... 1,125 1,151,952
Oxnard School District, Series A, GO,
4.25%, 08/01/53 (BAM) ............ 4,345 4,092,894
Palo Alto Unified School District, Series 2022,
GO, 3.00%, 08/01/40 .............. 3,000 2,559,993
Paramount Unified School District, Series 2026,
GO, 5.00%, 08/01/51 .............. 850 885,537
Pasadena Unified School District
Series D , GO , 5.25% , 08/01/46 ........ 1,055 1,144,791
Security
Par (000)
Par (000) Value
California (continued)
Series D , GO , 5.25% , 08/01/50 ........ USD 3,500 $ 3,748,596
Peninsula Corridor Joint Powers Board
Measure RR Sales Tax, Series 2022A, RB,
5.00%, 06/01/51 ................. 500 514,797
Peralta Community College District
Series 2025C-1 , GO , 5.00% , 08/01/54 ... 3,000 3,071,522
Series 2026D-1 , GO , 5.00% , 08/01/54
(b)
.. 625 641,189
Poway Unified School District, Series B, GO,
0.00%, 08/01/46
(a)
................ 4,000 1,586,144
Rio Hondo Community College District
(a)
Series 2022D , GO , 0.00% , 08/01/44 ..... 1,000 421,271
Series 2022D , GO , 0.00% , 08/01/45 ..... 1,710 683,716
Series 2022D , GO , 0.00% , 08/01/46 ..... 1,500 566,234
Series 2022D , GO , 0.00% , 08/01/47 ..... 1,000 357,811
River Islands Public Financing Authority
(a)
Series 2026A , 0.00% , 09/01/54 ........ 1,490 353,071
Series 2026A , 0.00% , 09/01/59 ........ 1,000 178,262
Salinas Union High School District, Series B,
GO, 4.00%, 08/01/45 .............. 150 143,377
San Bernardino Community College District
Series 2009B , GO , 0.00% , 08/01/44
(a)
.... 1,500 665,734
Series F , GO , 0.00% , 08/01/49
(a)
....... 150 46,116
Series B , GO , 5.00% , 08/01/49 ........ 120 123,788
San Diego Community College District, Series
A-1, GO, 5.00%, 08/01/55 ........... 160 166,732
San Diego County Regional Airport Authority,
Series 2021A, RB, 5.00%, 07/01/46 ..... 2,000 2,074,601
San Diego Public Facilities Financing Authority
Series 2025A , RB , 5.00% , 08/01/55 ..... 100 103,699
Series 2026A , RB , 5.00% , 05/15/56 ..... 500 518,867
Series 2026A , RB , 5.00% , 08/01/56 ..... 525 545,169
San Diego Unified School District
Series 2010C , GO , 0.00% , 07/01/40
(a)
.... 2,000 1,130,329
Series 2010C , GO , 0.00% , 07/01/41
(a)
.... 2,000 1,070,419
Series ZR-7 , GO , 5.00% , 07/01/43 ...... 2,540 2,832,921
Series ZR-7 , GO , 5.00% , 07/01/44 ...... 4,190 4,657,160
Series 2020D2 , GO , 2.00% , 07/01/45 .... 1,460 941,537
Series 2022O-2 , GO , 4.25% , 07/01/47 ... 1,300 1,272,239
Series 2012E , GO , 0.00% , 07/01/49
(a)
.... 125 42,355
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2026B , RB , 5.00% , 05/01/46 ..... 980 1,040,167
Series 2026B , RB , 5.00% , 05/01/56 ..... 1,500 1,549,415
San Francisco City & County Public Utilities
Commission Power, Series 2023A, RB,
5.00%, 11/01/48 ................. 4,755 4,966,856
San Francisco City & County Public Utilities
Commission Wastewater, Series 2026B, RB,
5.00%, 10/01/40 ................. 300 338,020
San Francisco Unified School District, Series B,
GO, 5.00%, 06/15/47
(b)
............. 500 523,725
San Jose Evergreen Community College District,
Series C, GO, 5.00%, 09/01/39 ........ 1,670 1,801,066
San Juan Unified School District, Series 2026,
GO, 5.00%, 08/01/44 .............. 1,000 1,081,058
San Ysidro School District, Series 2025A, GO,
5.00%, 08/01/43 (BAM) ............ 3,000 3,193,333
Santa Clara Valley Water District, Series 2026A,
RB, 5.00%, 06/01/53
(b)
............. 1,000 1,037,666
Santa Monica-Malibu Unified School District,
Series B, GO, 3.00%, 08/01/44 ........ 1,500 1,161,373
Santa Rosa High School District, Series 2025B,
GO, 5.25%, 08/01/50 .............. 1,265 1,329,035
South San Francisco Public Facilities Financing
Authority, Series 2021A, RB, 4.00%, 06/01/46 100 91,846

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Long-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Southern California Public Power Authority,
Series 2026-1, RB, 5.00%, 07/01/50 ..... USD 5,285 $ 5,361,870
Southern California Water Replenishment
District, Series 2026, RB, 4.00%, 08/01/56 . 2,145 1,980,640
Southwestern Community College District,
Series C, GO, 0.00%, 08/01/41
(a)
....... 10 5,288
State of California
GO , 5.00% , 08/01/39 ............... 3,200 3,450,487
GO , 4.00% , 03/01/40 ............... 5,100 5,014,771
GO , 5.00% , 10/01/40 ............... 1,000 1,082,465
GO , 3.00% , 11/01/40 ............... 5,950 5,038,230
GO , 5.00% , 09/01/41 ............... 1,500 1,592,995
GO , 5.00% , 10/01/42 ............... 1,000 1,074,736
GO , 5.00% , 11/01/42 ............... 1,500 1,589,521
GO , 4.00% , 09/01/43 ............... 5,000 4,839,131
Series 2024 , GO , 5.00% , 09/01/43 ...... 155 163,641
GO , 5.00% , 10/01/43 ............... 1,500 1,602,602
GO , 5.00% , 09/01/44 ............... 1,625 1,710,968
GO , 5.00% , 11/01/45 ............... 910 958,908
GO , 5.00% , 08/01/46
(b)
.............. 660 699,112
GO , 5.00% , 10/01/46 ............... 2,620 2,771,100
GO , 3.00% , 10/01/49 ............... 2,075 1,556,777
GO , 2.50% , 12/01/49 ............... 1,910 1,269,728
GO , 3.00% , 11/01/50 ............... 1,250 924,811
GO , 5.00% , 11/01/50 ............... 3,250 3,372,715
GO , 4.13% , 10/01/51 ............... 1,615 1,535,425
GO , 3.00% , 04/01/52 ............... 200 146,713
GO , 5.00% , 08/01/53
(b)
.............. 780 810,528
GO , 5.00% , 10/01/56 ............... 3,750 3,875,436
State of California Department of Water
Resources
Series 2026A , RB , 5.00% , 12/01/44 ..... 1,640 1,765,494
Series 2026A , RB , 5.00% , 12/01/47 ..... 4,505 4,779,553
Stockton Unified School District, Series B, GO,
4.00%, 08/01/45 ................. 1,820 1,688,929
Union Sanitary District Financing Authority,
Series 2021A, RB, 2.25%, 09/01/45 ..... 1,395 915,234
University of California
Series 2026CF , RB , 5.25% , 11/15/39 .... 5,000 5,562,970
Series 2026CF , RB , 5.00% , 11/15/40 .... 5,000 5,429,976
Series 2026CE , RB , 5.00% , 11/15/41 .... 5,045 5,404,481
Series 2025CC , RB , 5.00% , 05/15/45 .... 85 89,698
Series 2021Q , RB , 5.00% , 05/15/46 ..... 1,010 1,045,890
Series 2026CF , RB , 5.00% , 11/15/46 .... 100 105,669
Series 2020BE , RB , 4.00% , 05/15/47 .... 75 71,473
Series 2020BE , RB , 2.50% , 05/15/50 .... 4,000 2,603,789
West Valley-Mission Community College District,
Series 2026C, GO, 5.00%, 08/01/45 ..... 1,500 1,620,924
Yosemite Community College District, Series
2010D, GO, 0.00%, 08/01/42
(a)
........ 1,500 1,355,625
274,012,870
Colorado — 1.9%
Adams & Weld Counties School District No. 27J
Brighton, Series 2024A, GO, 5.00%, 12/01/47
(SAW) ....................... 100 103,559
Arapahoe County School District No. 5 Cherry
Creek, Series 2026, GO, 5.25%, 12/15/46
(SAW) ....................... 7,650 8,227,368
Board of Water Commissioners City & County
of Denver (The), Series 2021A, RB,
2.13%, 12/15/50 ................. 4,500 2,644,979
City & County of Denver, Series 2021A, RB,
4.00%, 08/01/51 ................. 1,000 873,190
Security
Par (000)
Par (000) Value
Colorado (continued)
City of Aurora, Series 2021, RB,
2.25%, 08/01/51 ................. USD 5,500 $ 3,331,518
City of Brighton, Series 2022, RB,
5.00%, 06/01/52 ................. 3,000 3,035,039
City of Colorado Springs Utilities System, Series
2021B, RB, 4.00%, 11/15/51 ......... 7,000 6,288,628
Colorado Educational & Cultural Facilities
Authority, Series 2026A, RB, 4.63%, 03/01/51 3,475 3,317,952
Colorado School of Mines, Series 2022B, RB,
5.25%, 12/01/52 (AGM) ............ 150 153,708
Denver City & County School District No. 1,
Series 2025C, GO, 5.50%, 12/01/47 (SAW) 100 107,690
E-470 Public Highway Authority, Series 2026A-2,
RB, 0.00%, 09/01/39
(a)
............. 1,000 543,952
Mesa County Valley School District No. 51 Grand
Junction, Series 2025, GO, 5.25%, 12/01/49
(SAW) ....................... 100 104,532
Platte River Power Authority, Series LL, RB,
5.00%, 06/01/56 ................. 1,280 1,299,997
State of Colorado, Series 2021S, COP,
4.00%, 03/15/46 ................. 150 137,075
30,169,187
Connecticut — 0.8%
Aquarion Water Authority
Series 2026A , RB , 5.25% , 08/01/41 ..... 950 1,028,808
Series 2026A , RB , 5.25% , 08/01/46 ..... 265 281,945
Series 2026C , RB , 0.00% , 08/01/47
(a)
.... 1,830 642,492
Series 2026C , RB , 0.00% , 08/01/48
(a)
.... 1,000 329,054
Series 2026E , RB , 0.00% , 08/01/48 ( BAM )
(a)
1,000 323,371
Series 2026E , RB , 0.00% , 08/01/49
(a)
.... 1,500 445,493
Connecticut State Health & Educational Facilities
Authority, Series P, RB, 5.00%, 07/01/44 .. 3,000 3,127,657
State of Connecticut
Series 2022B , GO , 3.00% , 01/15/41 ..... 3,180 2,595,174
Series 2026A , GO , 5.00% , 09/15/45 ..... 1,500 1,583,047
State of Connecticut Special Tax
Series 2024A-2 , RB , 5.00% , 07/01/39 .... 100 107,663
Series 2021D , RB , 4.00% , 11/01/40 ..... 3,200 3,068,737
13,533,441
District of Columbia — 2.0%
District of Columbia
Series 2026B , GO , 5.00% , 06/01/39 ..... 4,000 4,342,882
Series 2021D , GO , 4.00% , 02/01/40 ..... 2,795 2,652,550
Series 2026A , GO , 5.00% , 06/01/41 ..... 1,000 1,068,781
Series 2021D , GO , 4.00% , 02/01/46 ..... 1,090 998,917
District of Columbia Income Tax
Series 2026A , RB , 5.00% , 06/01/40 ..... 1,500 1,610,727
Series 2026A , RB , 5.00% , 06/01/47 ..... 665 690,467
Series 2022A , RB , 5.00% , 07/01/47 ..... 105 107,936
Series 2025A , RB , 5.25% , 06/01/50 ..... 2,000 2,084,688
Series 2026A , RB , 5.25% , 06/01/51 ..... 1,500 1,569,212
District of Columbia Water & Sewer Authority
Series 2026A , RB , 5.00% , 10/01/39 ..... 3,260 3,534,449
Series 2026B , RB , 5.00% , 10/01/39 ..... 2,550 2,764,676
Series 2024A , RB , 5.00% , 10/01/41 ..... 150 158,800
Series 2019A , RB , 5.00% , 10/01/44 ..... 2,000 2,047,138
Washington Metropolitan Area Transit Authority
Series 2020A , RB , 4.00% , 07/15/45 ..... 6,000 5,640,152
Series 2024A , RB , 5.00% , 07/15/56 ..... 3,090 3,104,483
32,375,858

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Long-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida — 3.6%
City of Cape Coral
Series 2023 , RB , 5.25% , 10/01/53 ( BAM ) . USD 2,000 $ 2,039,407
Series 2026 , 4.88% , 03/01/56 ......... 1,000 975,701
City of Fort Lauderdale, Series 2023B, RB,
5.50%, 09/01/53 ................. 65 68,283
City of Jacksonville, Series 2023A, RB,
5.25%, 10/01/48 ................. 2,270 2,346,158
City of Lakeland, Series 2021, RB,
5.00%, 10/01/48 ................. 120 129,515
City of Orlando
Series 2026B , RB , 5.00% , 10/01/51 ..... 100 102,756
Series 2026B , RB , 5.25% , 10/01/55 ..... 5,000 5,225,831
City of Palm Coast, Series 2026, RB,
5.00%, 10/01/46 ................. 750 778,742
County of Miami-Dade
Series 2026B , RB , 5.00% , 10/01/41 ..... 765 814,094
Series 2024A , RB , 5.00% , 04/01/51 ..... 4,600 4,640,513
Series 2024A , RB , 5.00% , 04/01/54 ..... 1,450 1,457,637
County of Miami-Dade Seaport Department
Series 2021B-2 , RB , 4.00% , 10/01/43 .... 100 92,651
Series 2021, Sub-Series A-2 , RB ,
4.00% , 10/01/49 ................ 3,035 2,648,330
County of Miami-Dade Transit System
Series 2020A , RB , 4.00% , 07/01/46 ..... 115 105,905
Series 2022 , RB , 5.00% , 07/01/52 ...... 2,060 2,079,958
County of Miami-Dade Water & Sewer System
RB , 4.00% , 10/01/48 ............... 5,000 4,443,222
Series 2019B , RB , 3.00% , 10/01/49 ..... 200 141,740
Series 2025A , RB , 5.00% , 10/01/55 ..... 3,000 3,032,097
Florida State Board of Governors Florida
International University Dormitory, Series
2026A, RB, 5.00%, 07/01/53 (BAM) ..... 2,000 2,000,699
JEA Electric System, Series 2026A, RB,
5.00%, 10/01/51 ................. 2,000 2,032,307
JEA Water & Sewer System
Series 2025A , RB , 5.00% , 10/01/42 ..... 265 280,396
Series 2024A , RB , 5.50% , 10/01/54 ..... 140 146,585
Series 2025A , RB , 5.25% , 10/01/55 ..... 3,000 3,095,496
Miami-Dade County Educational Facilities
Authority
Series 2026 , RB , 5.00% , 04/01/43 ...... 1,000 1,039,651
Series 2026 , RB , 5.00% , 04/01/45 ...... 4,500 4,633,139
Series 2026 , RB , 5.00% , 04/01/46 ...... 2,000 2,047,915
Series 2026 , RB , 5.00% , 04/01/48 ...... 250 252,944
Peace River Manasota Regional Water Supply
Authority, Series 2025A, RB, 5.50%, 10/01/55 100 106,217
School Board of Miami-Dade County (The)
Series 2026 , GO , 5.00% , 03/15/39 ...... 2,000 2,163,498
Series 2026 , GO , 5.00% , 03/15/43 ...... 2,000 2,102,320
School District of Broward County
Series 2022 , GO , 5.00% , 07/01/47 ...... 1,080 1,100,484
Series 2022 , GO , 5.00% , 07/01/51 ...... 100 100,862
State of Florida Department of Transportation
Turnpike System
Series 2024B , RB , 4.00% , 07/01/44 ..... 215 205,887
Series 2022C , RB , 5.00% , 07/01/52 ..... 4,000 4,046,867
Series 2026A , RB , 4.25% , 07/01/53 ..... 1,250 1,144,018
Tampa Bay Water, Series 2026A, RB,
5.00%, 10/01/44 ................. 400 422,288
58,044,113
Security
Par (000)
Par (000) Value
Georgia — 1.8%
City of Atlanta, Series 2022A-1, GO,
5.00%, 12/01/42 ................. USD 3,000 $ 3,148,567
City of Atlanta Department of Aviation
Series 2025A , RB , 5.25% , 07/01/50 ..... 1,700 1,764,886
Series 2026A-1 , RB , 5.00% , 07/01/51 .... 1,000 1,019,109
City of Atlanta Water & Wastewater, Series 2026,
RB, 5.25%, 11/01/56 .............. 1,590 1,661,693
City of Cartersville, Series 2026, RB,
5.00%, 06/01/56 ................. 3,000 3,060,928
City of Griffin, Series 2025, RB, 5.00%, 01/01/56
(BAM) ....................... 100 102,114
County of DeKalb, Series 2022, RB,
5.00%, 10/01/52 ................. 3,905 3,967,506
Georgia Ports Authority
Series 2022 , RB , 4.00% , 07/01/40 ...... 100 96,852
Series 2022 , RB , 5.00% , 07/01/47 ...... 3,500 3,596,047
Municipal Electric Authority of Georgia
Series 2020 , RB , 5.00% , 01/01/50 ...... 100 100,027
Series 2022A , RB , 5.00% , 07/01/52 ..... 1,000 991,213
Private Colleges & Universities Authority
Series 2025A , RB , 5.25% , 09/01/39 ..... 1,000 1,099,828
Series 2025A , RB , 5.25% , 09/01/40 ..... 4,730 5,158,550
Series 2026 , RB , 5.25% , 10/01/40 ...... 1,000 1,068,913
State of Georgia, Series 2021A, GO,
3.00%, 07/01/41 ................. 2,535 2,109,399
28,945,632
Idaho — 0.2%
Idaho Housing & Finance Association
Series 2024A , RB , 5.00% , 08/15/48 ..... 100 103,101
Series 2025A , RB , 4.00% , 08/15/50 ..... 3,650 3,302,773
3,405,874
Illinois — 3.3%
Chicago O'Hare International Airport
Series 2023 , RB , 5.25% , 01/01/39 ( BAM ) . 100 105,714
Series 2022D , RB , 5.00% , 01/01/41 ..... 750 774,313
Series 2022D , RB , 4.00% , 01/01/42 ..... 925 865,363
Series 2026A , RB , 5.25% , 01/01/56 ..... 3,540 3,619,142
Chicago Transit Authority Sales Tax Receipts
Fund
Series 2024A , RB , 5.00% , 12/01/41 ..... 20 20,884
Series 2022A , RB , 5.00% , 12/01/46 ( BAM ) 2,000 2,027,924
Series 2022A , RB , 5.00% , 12/01/57 ..... 250 249,294
City of Chicago
Series 2024A , GO , 5.00% , 01/01/45 ..... 150 141,849
Series 2024A , GO , 5.25% , 01/01/45 ..... 2,625 2,545,890
City of Chicago Waterworks, Series 2026A, RB,
5.00%, 11/01/45 ................. 250 257,767
Cook County Community College District No.
508, Series 2026, GO, 5.50%, 12/01/51 (BAM) 2,000 2,087,755
County of Cook, Series 2024, RB,
5.00%, 11/15/43 ................. 120 123,325
Illinois Finance Authority, Series 2024A, RB,
5.25%, 04/01/45 ................. 100 104,482
Illinois State Toll Highway Authority
Series 2021A , RB , 4.00% , 01/01/42 ..... 5,230 4,944,984
Series 2021A , RB , 4.00% , 01/01/46 ..... 2,585 2,367,087
Series 2021A , RB , 5.00% , 01/01/46 ..... 1,135 1,161,415
Metropolitan Water Reclamation District
of Greater Chicago, Series 2026A, GO,
5.00%, 12/01/46
(b)
................ 3,000 3,113,384
State of Illinois
Series 2019B , GO , 4.00% , 11/01/38 ..... 3,000 2,837,314
Series 2025-E11 , GO , 5.00% , 09/01/42 ... 8,000 8,174,081

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Long-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2023C , GO , 5.00% , 12/01/43 ..... USD 8,500 $ 8,651,497
Series 2021A , GO , 5.00% , 03/01/46 ..... 100 100,643
Series 2024B , GO , 4.25% , 05/01/46 ..... 8,000 7,180,834
State of Illinois Sales Tax, Series 2026A, RB,
5.00%, 06/15/46 ................. 500 507,644
51,962,585
Indiana — 0.3%
Indiana Finance Authority
Series 2021-1 , RB , 3.00% , 10/01/40 ..... 115 93,370
Series 2026A , RB , 5.00% , 02/01/42 ..... 1,000 1,064,076
Series 2026A , RB , 5.00% , 02/01/44 ..... 1,000 1,056,058
Series 2026A , RB , 5.00% , 02/01/45 ..... 1,500 1,581,326
Series 2026A , RB , 5.00% , 02/01/46 ..... 525 551,149
Indiana Municipal Power Agency, Series 2026A,
RB, 5.00%, 01/01/39 .............. 1,000 1,081,294
Merrillville Multi School Building Corp., Series
2022, RB, 5.00%, 01/15/42 (ST INTERCEPT) 100 103,247
5,530,520
Iowa — 0.0%
Cedar Rapids Community School District
Infrastructure Sales Services & Use Tax,
Series 2026, RB, 5.25%, 01/01/51 (BAM) .. 415 426,067
Kansas — 0.2%
Johnson County Unified School District No. 512
Shawnee Mission
Series 2021-A , GO , 3.00% , 10/01/40 .... 2,960 2,439,612
Series 2021-A , GO , 3.00% , 10/01/41 .... 1,065 870,262
Wyandotte County Unified School District
No. 500 Kansas City, Series 2025, GO,
5.25%, 09/01/55 (BAM) ............ 100 101,959
3,411,833
Kentucky — 0.3%
Kentucky Bond Development Corp., Series
2026A, RB, 5.50%, 10/31/56 ......... 1,620 1,676,921
Kentucky Municipal Power Agency, Series
2026B, RB, 5.00%, 09/01/39 ......... 1,335 1,417,695
Kentucky State Property & Building Commission
Series A , RB , 5.00% , 04/01/45 ......... 110 114,804
Series A , RB , 5.00% , 03/01/46 ......... 1,000 1,045,448
Scott County School District Finance Corp.,
Series 2022, RB, 5.00%, 09/01/41 (BAM) .. 145 149,452
4,404,320
Louisiana — 0.1%
City of New Orleans, Series 2026A, GO,
5.75%, 12/01/55 ................. 1,000 1,057,156
Maryland — 1.0%
County of Baltimore, Series 2026, GO,
5.00%, 03/01/40 ................. 4,000 4,345,838
County of Montgomery, Series 2025A, GO,
5.00%, 10/01/39 ................. 3,000 3,222,890
State of Maryland, Series 2026, GO,
5.00%, 06/01/40 ................. 2,000 2,164,878
Washington Suburban Sanitary Commission
Series 2021 , RB , 2.25% , 06/01/42 ( GTD ) .. 5,000 3,539,640
Series 2025 , RB , 4.00% , 06/01/48 ( GTD ) .. 150 140,428
Series 2026 , RB , 4.38% , 06/01/50 ( GTD ) .. 2,200 2,125,166
Series 2025 , RB , 4.00% , 06/01/51 ( GTD ) .. 150 136,116
15,674,956
Security
Par (000)
Par (000) Value
Massachusetts — 3.7%
City of Boston, Series 2026A, GO,
5.00%, 06/01/46 ................. USD 415 $ 439,259
Commonwealth of Massachusetts
Series 2025E , GO , 5.00% , 08/01/39 ..... 100 108,659
Series 2021C , GO , 2.00% , 09/01/39 ..... 1,180 858,637
Series 2021C , GO , 2.00% , 09/01/40 ..... 1,265 892,264
Series 2024H , GO , 5.00% , 12/01/40 ..... 1,375 1,466,826
Series 2022B , GO , 3.00% , 02/01/41 ..... 50 40,935
Series 2023A , GO , 5.00% , 05/01/41 ..... 1,220 1,283,936
Series 2021C , GO , 2.00% , 09/01/41 ..... 1,610 1,105,526
Series 2022C , GO , 5.00% , 10/01/41 ..... 1,000 1,051,130
Series 2024I , GO , 5.00% , 12/01/46 ...... 150 156,052
Series 2023C , GO , 5.00% , 10/01/47 ..... 3,000 3,092,332
Series 2021B , GO , 3.00% , 04/01/48 ..... 1,500 1,111,339
Series 2024I , GO , 5.00% , 12/01/48 ...... 100 102,976
Series 2021B , GO , 3.00% , 04/01/49 ..... 3,000 2,200,577
Series 2025G , GO , 5.00% , 12/01/50 ..... 3,440 3,528,718
Series 2021D , GO , 5.00% , 09/01/51 ..... 4,000 4,055,962
Series 2023D , GO , 5.00% , 10/01/52 ..... 13,300 13,504,034
Series 2023A , GO , 5.00% , 05/01/53 ..... 2,630 2,664,698
Commonwealth of Massachusetts Transportation
Fund
Series 2021A , RB , 5.00% , 06/01/43 ..... 1,190 1,235,774
Series 2022A , RB , 5.00% , 06/01/50 ..... 2,350 2,389,158
Series 2023A , RB , 5.00% , 06/01/53 ..... 2,655 2,700,967
Massachusetts Bay Transportation Authority
Sales Tax
Series 2023A, Sub-Series A-1 , RB ,
4.00% , 07/01/53 ................ 280 243,096
Series 2023A, Sub-Series A-1 , RB ,
5.25% , 07/01/53 ................ 4,165 4,295,700
Series 2026A , RB , 5.00% , 07/01/56 ..... 5,000 5,082,976
Massachusetts Development Finance Agency
Series 2026 , RB , 5.00% , 09/01/38 ...... 400 433,616
Series 2026C , RB , 5.00% , 10/01/45 ..... 1,000 1,054,917
Series 2026A , RB , 5.25% , 10/01/50 ..... 1,500 1,568,826
Massachusetts Municipal Wholesale Electric
Co., Series 2021A, RB, 4.00%, 07/01/51 .. 100 87,110
Massachusetts School Building Authority, Series
2020A, RB, 5.00%, 08/15/50 ......... 150 151,961
Massachusetts Water Resources Authority,
Series 2026C, RB, 5.25%, 08/01/56 ..... 1,500 1,559,234
University of Massachusetts Building Authority,
Series 2022-1, RB, 4.00%, 11/01/46 ..... 175 164,417
58,631,612
Michigan — 1.8%
Great Lakes Water Authority Sewage Disposal
System, Series 2023C, RB, 5.25%, 07/01/53 125 128,076
Great Lakes Water Authority Water Supply
System
Series 2026C , RB , 5.25% , 07/01/51 ..... 600 624,390
Series 2023B , RB , 5.25% , 07/01/53 ..... 3,205 3,297,819
Huron Valley School District, Series 2026I, GO,
5.00%, 05/01/39 (Q-SBLF) .......... 3,000 3,250,479
Lansing Board of Water & Light, Series 2024A,
RB, 5.00%, 07/01/54 .............. 100 100,314
Michigan State Building Authority
Series 2026I , RB , 5.00% , 10/15/45 ...... 1,000 1,051,253
Series 2025I , RB , 5.25% , 10/15/50 ...... 4,500 4,672,936
Michigan State University
Series 2023A , RB , 5.00% , 08/15/41 ..... 40 41,911
Series 2025A , RB , 5.00% , 02/15/55 ..... 3,000 3,049,846
Muskegon Public Schools, Series 2021II, GO,
5.00%, 05/01/46 (Q-SBLF) .......... 3,800 3,866,427

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Long-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Michigan (continued)
State of Michigan Trunk Line
Series 2020B , RB , 4.00% , 11/15/45 ..... USD 2,645 $ 2,402,587
Series 2021A , RB , 4.00% , 11/15/46 ..... 6,725 6,071,203
28,557,241
Minnesota — 0.4%
City of St. Paul, Series 2023A, RB,
4.00%, 12/01/45 ................. 3,000 2,777,334
Minneapolis-St. Paul Metropolitan Airports
Commission, Series 2024A, RB,
4.00%, 01/01/54 ................. 100 87,355
State of Minnesota, COP, 5.00%, 11/01/43 .. 3,000 3,149,479
6,014,168
Missouri — 0.5%
City of Kansas City
Series 2022C , RB , 4.00% , 09/01/46 ..... 3,500 3,114,860
Series 2025A , RB , 5.00% , 12/01/49 ..... 25 25,741
Metropolitan St. Louis Sewer District, Series
2026A, RB, 5.00%, 05/01/46 ......... 4,500 4,756,502
7,897,103
Nebraska — 1.1%
City of Lincoln Electric System, Series 2026, RB,
5.00%, 09/01/41 ................. 1,000 1,067,655
Metropolitan Utilities District of Omaha Water
System, Series 2026, RB, 4.13%, 12/01/46 5,730 5,387,808
Nebraska Public Power District
Series 2026A , RB , 5.00% , 01/01/44 ..... 1,750 1,835,167
Series 2026A , RB , 5.00% , 01/01/45 ..... 1,000 1,044,777
Series 2026A , RB , 5.25% , 01/01/55 ..... 1,155 1,191,341
Omaha Public Power District
Series 2024C , RB , 4.00% , 02/01/49 ..... 6,250 5,676,641
Series 2024C , RB , 5.00% , 02/01/54 ..... 150 153,121
Series 2026A , RB , 5.00% , 02/01/56 ..... 1,000 1,012,133
University of Nebraska Facilities Corp. (The),
Series 2021A, RB, 4.00%, 07/15/62 ..... 100 83,680
17,452,323
Nevada — 1.5%
City of Las Vegas, Series 2026C, GO,
5.00%, 09/01/39 ................. 3,535 3,840,178
Clark County School District
Series 2026A , GO , 5.00% , 06/15/40 ..... 6,770 7,240,985
Series 2026A , GO , 4.00% , 06/15/45 ..... 500 457,755
Las Vegas Valley Water District
Series 2026A , GO , 5.00% , 06/01/39 ..... 2,000 2,188,402
Series 2026A , GO , 5.00% , 06/01/42 ..... 1,180 1,258,434
Series 2026A , GO , 5.00% , 06/01/43 ..... 2,640 2,805,190
Series 2025A , GO , 5.25% , 06/01/55 ..... 100 103,518
State of Nevada, Series 2023A, GO,
5.00%, 05/01/40 ................. 125 132,573
Washoe County School District, Series 2026B,
GO, 4.38%, 10/01/55 .............. 6,920 6,456,672
24,483,707
New Hampshire — 0.1%
City of Manchester Sewer, Series 2026, RB,
5.25%, 07/01/56 (BAM) ............ 1,360 1,401,582
New Jersey — 2.6%
New Jersey Economic Development Authority,
Series 2020A, RB, 5.00%, 11/01/44 ..... 3,000 3,071,448
New Jersey Transportation Trust Fund Authority
Series 2022A , RB , 4.00% , 06/15/39 ..... 250 239,694
Series 2025AA , RB , 5.00% , 06/15/40 .... 2,685 2,849,470
Security
Par (000)
Par (000) Value
New Jersey (continued)
Series 2022CC , RB , 5.25% , 06/15/41 .... USD 4,575 $ 4,815,983
Series 2024AA , RB , 5.00% , 06/15/42 .... 4,150 4,348,042
Series 2023BB , RB , 5.00% , 06/15/43 .... 1,340 1,393,824
Series 2023BB , RB , 5.00% , 06/15/46 .... 275 282,255
Series 2025AA , RB , 5.00% , 06/15/50 .... 6,000 6,094,771
Series 2024CC , RB , 5.25% , 06/15/50 .... 6,255 6,472,665
New Jersey Turnpike Authority
Series 2021A , RB , 4.00% , 01/01/42 ..... 1,990 1,942,835
Series 2026A-1 , RB , 5.00% , 01/01/46 .... 845 882,853
Series 2025A , RB , 5.25% , 01/01/50 ..... 100 104,398
Series 2025A , RB , 4.75% , 01/01/55 ..... 100 99,346
State of New Jersey, GO, 5.00%, 06/01/40 .. 9,305 9,653,722
42,251,306
New Mexico — 0.1%
City of Albuquerque, Series 2022B, RB,
5.00%, 07/01/41 ................. 1,000 1,050,378
New York — 21.7%
City of New York
Series 2023A, Sub-Series A-1 , GO ,
5.25% , 09/01/40 ................ 3,795 4,004,158
Series 2024A , GO , 5.00% , 08/01/41 ..... 1,495 1,558,544
Series 2021F, Sub-Series F-1 , GO ,
5.00% , 03/01/42 ................ 2,410 2,479,273
Series 2022D-1 , GO , 5.25% , 05/01/42 ... 3,125 3,266,188
Series 2024A , GO , 5.00% , 08/01/42 ..... 2,590 2,684,714
Series 2021F, Sub-Series F-1 , GO ,
5.00% , 03/01/43 ................ 5,240 5,376,110
Series 2023E, Sub-Series E-1 , GO ,
5.25% , 04/01/43 ................ 1,140 1,195,612
Series 2024A , GO , 5.00% , 08/01/43 ..... 2,250 2,312,367
Series 2025, Sub-Series C1 , GO ,
5.00% , 09/01/43 ................ 100 103,138
Series 2020, Sub-Series B-1 , GO ,
5.00% , 10/01/43 ................ 4,075 4,172,302
Series 2027A , GO , 5.00% , 08/01/44 ..... 2,000 2,070,357
Series 2026G , GO , 5.00% , 02/01/45 ..... 460 474,707
Series 2020D, Sub-Series D1 , GO ,
3.00% , 03/01/45 ................ 120 89,750
Series 2024A , GO , 5.00% , 08/01/45 ..... 3,480 3,591,813
Series 2027A , GO , 5.25% , 08/01/46 ..... 465 488,192
Series 2023E, Sub-Series E1 , GO ,
5.25% , 04/01/47 ................ 40 41,215
Series 2022A, Sub-Series A-1 , GO ,
5.00% , 08/01/47 ................ 130 131,647
Series 2025G, Sub-Series G-1 , GO ,
5.25% , 02/01/50 ................ 7,270 7,471,420
Series 2024D , GO , 5.25% , 04/01/54 ..... 160 163,306
Series 2025E , GO , 5.00% , 08/01/54 ..... 2,525 2,530,138
Empire State Development Corp.
Series 2019A , RB , 5.00% , 03/15/40 ..... 285 293,488
Series 2023A , RB , 5.00% , 03/15/41 ..... 1,500 1,574,160
Series 2021A , RB , 4.00% , 03/15/44 ..... 70 65,391
Series 2020C , RB , 5.00% , 03/15/44 ..... 4,610 4,747,446
Series 2020A , RB , 4.00% , 03/15/45 ..... 1,000 911,250
Series 2023A , RB , 5.00% , 03/15/47 ..... 100 102,655
Series 2020A , RB , 4.00% , 03/15/49 ..... 5,000 4,378,954
Series 2021A , RB , 3.00% , 03/15/50 ..... 2,000 1,412,369
Series 2024A , RB , 5.00% , 03/15/54 ..... 8,225 8,295,109
Series 2023A , RB , 5.00% , 03/15/63 ..... 1,000 1,005,765
Hudson Yards Infrastructure Corp., Series
2022A, RB, 4.00%, 02/15/44 ......... 1,625 1,516,814
Long Island Power Authority
Series 2025 , RB , 5.00% , 09/01/40 ...... 50 53,276

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Long-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2023E , RB , 5.00% , 09/01/42 ..... USD 1,000 $ 1,053,607
Series 2025 , RB , 5.00% , 09/01/45 ...... 1,500 1,569,166
Series 2026B , RB , 5.00% , 09/01/51 ( BAM ) 660 674,437
Series 2026B , RB , 5.25% , 09/01/56 ..... 500 515,115
Metropolitan Transportation Authority
Series 2017C-2 , RB , 0.00% , 11/15/40
(a)
... 200 102,204
Series 2025B , RB , 5.00% , 11/15/42 ..... 3,000 3,112,116
Series 2021A-2 , RB , 4.00% , 11/15/43 .... 315 280,956
Series 2024A , RB , 5.00% , 11/15/44 ..... 320 329,056
Series 2020E , RB , 4.00% , 11/15/45 ..... 3,000 2,644,984
Series 2025A , RB , 5.25% , 11/15/45 ..... 100 104,887
Series 2020A-1 , RB , 5.00% , 11/15/48 .... 2,000 2,009,243
Series 2025A , RB , 5.25% , 11/15/55 ..... 150 152,297
Metropolitan Transportation Authority Dedicated
Tax Fund
Series 2024B-1 , RB , 5.00% , 11/15/51 .... 1,220 1,240,366
Series 2024B-1 , RB , 4.00% , 11/15/54 .... 5,000 4,219,972
Monroe County Industrial Development Corp.,
Series 2020A, RB, 4.00%, 07/01/50 ..... 3,000 2,624,614
New York City Municipal Water Finance Authority
Series 2026DD , RB , 5.00% , 06/15/39 .... 460 503,053
Series 2020FF , RB , 5.00% , 06/15/41 .... 1,885 1,952,085
Series 2020DD-3 , RB , 4.00% , 06/15/42 ... 5,115 4,741,345
Series 2025BB , RB , 5.00% , 06/15/43 .... 2,500 2,652,156
Series 2022, Sub-Series BB-1 , RB ,
5.00% , 06/15/44 ................ 955 987,755
Series 2022EE , RB , 5.00% , 06/15/45 .... 6,840 7,059,753
Series 2026DD , RB , 5.00% , 06/15/46 .... 2,360 2,456,757
Series 2026BB , RB , 5.00% , 06/15/49 .... 4,010 4,097,770
Series 2021CC-1 , RB , 5.00% , 06/15/51 ... 3,000 3,059,676
Series 2022, Sub-Series CC-1 , RB ,
4.00% , 06/15/52 ................ 4,000 3,433,500
Series 2025BB , RB , 5.00% , 06/15/52 .... 5,000 5,071,036
Series 2024BB-1 , RB , 5.25% , 06/15/54 ... 260 266,723
New York City Transitional Finance Authority
Building Aid, Series 2022, Sub-Series S-1A,
RB, 3.00%, 07/15/39 (SAW) .......... 5,000 4,215,111
New York City Transitional Finance Authority
Future Tax Secured
Series 2022C-1 , RB , 4.00% , 02/01/39 .... 100 97,069
Series 2027A , RB , 5.00% , 11/01/39 ..... 2,000 2,141,233
Series 2024D-1 , RB , 5.00% , 11/01/39 .... 1,700 1,794,971
Series 2026I , RB , 5.00% , 11/01/41 ...... 1,500 1,578,095
Series 2021C-1 , RB , 4.00% , 05/01/42 .... 6,425 5,890,254
Series 2026B , RB , 5.00% , 05/01/42 ..... 3,500 3,657,396
Series 2025I, Sub-Series I-1 , RB ,
5.00% , 05/01/42 ................ 2,380 2,481,496
Series 2024G, Sub-Series G-1 , RB ,
5.00% , 05/01/42 ................ 150 155,775
Series 2024B , RB , 5.00% , 05/01/43 ..... 3,000 3,095,263
Series 2024G-1 , RB , 5.00% , 05/01/43 .... 3,000 3,104,798
Series 2023F-1 , RB , 5.00% , 02/01/45 .... 965 986,933
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/45 ................ 215 220,975
Series 2023A-1 , RB , 5.00% , 08/01/45 .... 1,100 1,134,707
Series 2025E , RB , 5.00% , 11/01/45 ..... 100 102,868
Series 2021C, Sub-Series C-1 , RB ,
4.00% , 05/01/46 ................ 4,900 4,397,465
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/46 ................ 285 291,070
Series 2027A , RB , 5.25% , 11/01/46 ..... 1,055 1,107,736
Series 2025E , RB , 5.00% , 11/01/47 ..... 9,690 9,853,751
Series 2027B-1 , RB , 5.25% , 11/01/47 .... 1,250 1,305,562
Series 2024B , RB , 5.00% , 05/01/48 ..... 1,240 1,252,984
Security
Par (000)
Par (000) Value
New York (continued)
Series 2024G, Sub-Series G-1 , RB ,
5.25% , 05/01/48 ................ USD 4,000 $ 4,120,685
Series 2025C, Sub-Series C-1 , RB ,
5.25% , 05/01/49 ................ 960 986,790
Series 2025D , RB , 5.00% , 05/01/50 ..... 2,750 2,772,613
Series 2026, Sub-Series A-1 , RB ,
5.50% , 05/01/50 ................ 1,470 1,548,856
Series 2021E-1 , RB , 3.00% , 02/01/51 .... 100 70,035
Series 2026B , RB , 5.00% , 05/01/51 ..... 2,000 2,011,571
Series 2026I , RB , 5.25% , 11/01/51 ...... 375 385,993
Series 2027A , RB , 5.50% , 11/01/51 ..... 2,000 2,113,111
Series 2025H, Sub-Series H-1 , RB ,
5.50% , 11/01/51 ................ 2,000 2,100,104
Series 2026, Sub-Series F-1 , RB ,
5.25% , 02/01/52 ................ 2,625 2,695,730
Series 2026, Sub-Series A-1 , RB ,
5.25% , 05/01/52 ................ 1,795 1,842,296
Series 2025D , RB , 5.50% , 05/01/52 ..... 2,000 2,092,720
Series 2024F, Sub-Series F-1 , RB ,
5.25% , 02/01/53 ................ 3,395 3,473,361
Series 2025E , RB , 5.00% , 11/01/53 ..... 3,605 3,625,157
Series 2026I , RB , 5.50% , 11/01/54 ...... 225 236,859
Series 2027B-1 , RB , 5.50% , 11/01/54 .... 590 621,098
New York Power Authority
Series 2022A , RB , 4.00% , 11/15/38 ..... 115 112,780
Series 2020A , RB , 4.00% , 11/15/45 ..... 100 93,610
Series 2022A , RB , 4.00% , 11/15/61 ..... 3,000 2,544,529
New York State Dormitory Authority
Series 2022A , RB , 4.00% , 03/15/39 ..... 3,110 2,991,665
Series 2026A , RB , 5.00% , 03/15/39 ..... 6,000 6,487,522
Series 2025A , RB , 5.00% , 07/01/39 ..... 100 108,703
Series 2019D , RB , 5.00% , 02/15/41 ..... 3,000 3,084,483
Series 2020A , RB , 3.00% , 03/15/41 ..... 1,020 824,495
Series 2021E , RB , 3.00% , 03/15/41 ..... 1,205 974,036
Series 2021A , RB , 4.00% , 03/15/41 ..... 4,090 3,848,054
Series 2022A , RB , 5.00% , 03/15/41 ..... 150 155,786
Series 2022A , RB , 4.00% , 03/15/42 ..... 100 93,745
Series 2020A , RB , 4.00% , 03/15/45 ..... 3,000 2,762,477
Series 2020A , RB , 4.00% , 03/15/46 ..... 500 455,819
Series 2026A , RB , 5.00% , 03/15/46 ..... 2,000 2,066,282
Series 2021A , RB , 4.00% , 07/01/46 ..... 1,290 1,180,802
Series 2021A , RB , 4.00% , 03/15/47 ..... 130 117,204
Series 2026A , RB , 5.00% , 03/15/48 ..... 2,000 2,045,807
Series 2024A , RB , 5.00% , 03/15/48 ..... 2,725 2,781,912
Series 2023A1 , RB , 4.00% , 03/15/49 .... 1,885 1,694,416
Series 2026A , RB , 5.25% , 03/15/49 ..... 3,500 3,644,544
Series 2023A , RB , 5.25% , 10/01/50 ..... 1,000 1,029,891
Series 2021E , RB , 3.00% , 03/15/51 ..... 1,470 1,025,679
Series 2021A , RB , 3.00% , 03/15/51 ..... 1,865 1,301,286
Series 2021A , RB , 5.00% , 07/01/51 ..... 1,000 1,023,041
Series 2026A , RB , 5.00% , 10/01/51 ( SAW ) 665 675,431
Series 2022A , RB , 3.50% , 03/15/52 ..... 4,620 3,568,320
Series 2024A , RB , 5.00% , 03/15/53 ..... 4,150 4,191,936
Series 2023A , RB , 5.00% , 07/01/53 ..... 1,000 1,006,811
Series 2024A , RB , 5.00% , 03/15/54 ..... 1,000 1,009,186
Series 2024A , RB , 5.50% , 07/01/54 ..... 1,860 1,958,392
Series 2025A , RB , 5.00% , 03/15/55 ..... 6,765 6,844,044
Series 2026A , RB , 5.00% , 10/01/55 ( SAW ) 1,250 1,264,126
Series 2026A , RB , 5.25% , 03/15/56 ..... 2,000 2,061,736
New York State Thruway Authority
Series N , RB , 4.00% , 01/01/43 ......... 90 82,408
Series 2021A-1 , RB , 4.00% , 03/15/43 .... 2,815 2,627,989
Series 2026A , RB , 5.00% , 01/01/45 ..... 1,000 1,051,265
Series 2019B , RB , 3.00% , 01/01/46 ..... 500 361,836
Series O , RB , 4.00% , 01/01/46 ........ 2,000 1,793,645

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Long-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2021A-1 , RB , 4.00% , 03/15/46 .... USD 2,500 $ 2,316,567
Series 2026A , RB , 5.00% , 09/15/46 ..... 1,000 1,041,879
Series O , RB , 4.00% , 01/01/47 ........ 4,950 4,409,360
Series N , RB , 3.00% , 01/01/50 ......... 3,780 2,625,773
Series R , RB , 5.00% , 01/01/51 ......... 1,000 1,017,473
Series 2021A-1 , RB , 3.00% , 03/15/51 .... 110 78,227
Series 2022A , RB , 4.00% , 03/15/51 ..... 2,250 1,974,432
Series 2025A , RB , 5.00% , 03/15/53 ..... 7,000 7,069,490
Series 2026A , RB , 5.00% , 09/15/54 ..... 1,000 1,009,678
Series 2026A , RB , 5.00% , 01/01/56 ..... 95 95,657
Series 2022C , RB , 4.13% , 03/15/56 ..... 100 87,897
Onondaga Civic Development Corp., Series
2025, RB, 5.50%, 12/01/56 .......... 1,000 1,061,730
Onondaga County Trust for Cultural Resources,
Series 2019, RB, 5.00%, 12/01/43 ...... 100 102,855
Port Authority of New York & New Jersey
Series 214 , RB , 5.00% , 07/15/41 ....... 675 718,424
Series 241 , RB , 5.00% , 07/15/53 ....... 150 153,396
Series 245 , RB , 5.00% , 09/01/54 ....... 3,000 3,056,103
Series 251 , RB , 5.25% , 08/15/56 ....... 2,000 2,090,640
Triborough Bridge & Tunnel Authority
Series 2026, Sub-Series A-1 , RB ,
5.00% , 11/15/39 ................ 1,500 1,630,353
Series 2026A-1 , RB , 5.00% , 11/15/41 .... 7,000 7,511,543
Series 2022A , RB , 5.00% , 05/15/47 ..... 705 724,694
Series 2022C , RB , 5.00% , 05/15/47 ..... 3,000 3,085,327
Series 2026, Sub-Series A-1 , RB ,
5.25% , 11/15/47 ................ 750 795,301
Series 2026A-1 , RB , 5.00% , 11/15/48 .... 3,500 3,600,348
Series 2020A , RB , 5.00% , 11/15/49 ..... 1,500 1,523,964
Series 2026A-1 , RB , 5.25% , 11/15/50 .... 2,500 2,611,991
Series 2021, Sub-Series C-3 , RB ,
2.50% , 05/15/51 ................ 50 30,676
Series 2021A , RB , 5.00% , 11/15/51 ..... 120 121,808
Series 2022C , RB , 4.13% , 05/15/52 ..... 250 225,260
Series 2022C , RB , 5.25% , 05/15/52 ..... 5,000 5,131,473
Series 2026, Sub-Series A-1 , RB ,
5.25% , 11/15/54 ................ 935 965,772
Triborough Bridge & Tunnel Authority Sales Tax
Series 2024A, Sub-Series A-1 , RB ,
5.00% , 05/15/46 ................ 140 144,458
Series 2023A , RB , 4.00% , 05/15/48 ..... 4,000 3,636,465
Series 2022A , RB , 5.25% , 05/15/52 ..... 5,485 5,628,294
Series 2024A, Sub-Series A-1 , RB ,
5.25% , 05/15/59 ................ 3,180 3,232,831
Utility Debt Securitization Authority, Series
2022TE-1, RB, 5.00%, 12/15/39 ....... 100 107,429
345,602,009
North Carolina — 0.9%
City of Charlotte
Series 2022A , RB , 4.00% , 07/01/47 ..... 2,555 2,410,961
Series 2026 , RB , 5.25% , 07/01/51 ...... 1,110 1,167,211
Series 2023A , RB , 5.25% , 07/01/53 ..... 6,000 6,210,221
County of Wake, Series 2026A, GO,
5.00%, 04/01/39 ................. 4,100 4,502,610
North Carolina Turnpike Authority, Series 2019,
RB, 0.00%, 01/01/45
(a)
............. 1,825 714,565
15,005,568
Ohio — 1.2%
County of Cuyahoga
Series 2026 , GO , 5.00% , 12/01/45 ...... 500 525,265
Series 2026 , GO , 5.50% , 12/01/61 ...... 2,000 2,108,232
Security
Par (000)
Par (000) Value
Ohio (continued)
JobsOhio Beverage System, Series 2025A, RB,
5.00%, 01/01/53 ................. USD 1,325 $ 1,341,838
Kettering City School District, Series 2026A, GO,
5.50%, 10/01/63 (SD CRED PROG)
(b)
.... 1,000 1,027,659
Miami University
Series 2026A , RB , 5.00% , 09/01/45 ..... 335 351,899
Series 2026A , RB , 5.25% , 09/01/51 ..... 650 676,669
Ohio Higher Educational Facility Commission,
Series A, RB, 5.00%, 10/01/48 ........ 1,225 1,248,828
Ohio Turnpike & Infrastructure Commission,
Series 2013A-2, RB, 0.00%, 02/15/40
(a)
... 100 55,206
Ohio Water Development Authority, Series
2026A, RB, 5.00%, 12/01/43 ......... 1,215 1,299,956
State of Ohio
Series 2026A , GO , 5.00% , 03/01/39 ..... 2,250 2,460,114
Series Z , GO , 5.00% , 05/01/39 ........ 6,865 7,501,657
Series 2025A , GO , 5.00% , 06/15/44 ..... 1,135 1,203,546
19,800,869
Oklahoma — 1.2%
Grand River Dam Authority, Series 2023, RB,
5.00%, 06/01/41 ................. 275 288,756
Oklahoma Capitol Improvement Authority, Series
2025A, RB, 5.25%, 07/01/50 ......... 9,460 9,907,389
Oklahoma Turnpike Authority
Series 2025A , RB , 5.00% , 01/01/45 ..... 15 15,660
Series 2023 , RB , 5.50% , 01/01/53 ...... 1,000 1,040,849
Series 2025A , RB , 5.50% , 01/01/54 ..... 4,150 4,397,429
Oklahoma Water Resources Board
Series 2023A , RB , 4.00% , 04/01/41 ( OK
CERF ) ....................... 2,850 2,732,382
Series 2026A , RB , 5.00% , 10/01/41 ..... 1,125 1,187,946
19,570,411
Oregon — 1.5%
City of Portland Water System, Series 2026A,
RB, 5.25%, 04/01/56
(b)
............. 500 519,541
Clackamas & Washington Counties School
District No. 3
Series 2026B , GO , 5.00% , 06/15/45 ( GTD ) 1,000 1,052,406
Series 2026A , GO , 0.00% , 06/15/47 ( GTD )
(a)
1,000 363,425
Clackamas County School District No. 7J Lake
Oswego, Series 2026, GO, 5.25%, 06/01/51
(GTD) ....................... 1,375 1,443,945
Multnomah County School District No. 1J
Portland
Series 2026 , GO , 5.00% , 06/15/39 ( GTD ) . 2,040 2,216,179
Series 2026 , GO , 4.00% , 06/15/41 ( GTD ) . 1,000 969,052
Series 2026 , GO , 5.00% , 06/15/51 ( GTD ) . 5,000 5,130,121
Series 2026 , GO , 4.50% , 06/15/55 ( GTD ) . 2,500 2,374,893
State of Oregon Department of Transportation,
Series 2019A, RB, 5.00%, 11/15/42 ..... 140 144,025
Tri-County Metropolitan Transportation District of
Oregon, Series 2026A, RB, 4.00%, 09/01/47 1,250 1,172,207
University of Oregon, Series 2026A, RB,
5.00%, 04/01/45 ................. 2,020 2,146,037
Washington & Multnomah Counties School
District No. 48J Beaverton
Series A , GO , 0.00% , 06/15/48 ( GTD )
(a)
... 3,220 1,068,358
Series B , GO , 5.00% , 06/15/52 ( GTD ) .... 4,475 4,549,848
23,150,037

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Long-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania — 2.6%
Allegheny County Sanitary Authority, Series
2022, RB, 5.75%, 06/01/52 .......... USD 3,105 $ 3,293,696
City of Philadelphia Water & Wastewater, Series
2021C, RB, 4.00%, 10/01/51 ......... 150 129,645
Commonwealth of Pennsylvania
Series 2026 , GO , 5.00% , 04/01/40 ...... 3,000 3,215,341
Series 2026 , GO , 5.00% , 04/01/41 ...... 8,775 9,326,095
Series 2026 , GO , 5.00% , 04/01/42 ...... 1,680 1,778,986
Series 2023 , GO , 4.00% , 09/01/42 ...... 150 143,244
Series 2024-1 , GO , 4.00% , 08/15/44 ..... 25 23,433
Pennsylvania Economic Development Financing
Authority, Series 2024, RB, 4.00%, 08/01/54 2,500 2,191,838
Pennsylvania State University (The), Series
2026A, RB, 5.25%, 09/01/51
(b)
........ 1,110 1,164,346
Pennsylvania Turnpike Commission
Series 2026 , RB , 5.00% , 06/01/39 ...... 500 539,413
Series 2025 , RB , 5.00% , 12/01/39 ...... 3,250 3,476,513
Series 2024 , RB , 5.00% , 12/01/41 ...... 1,000 1,055,485
Series 2021A , RB , 3.00% , 12/01/42 ..... 2,080 1,633,451
Series 2021B , RB , 4.00% , 12/01/42 ..... 150 143,046
Series 2021A , RB , 4.00% , 12/01/43 ..... 1,765 1,629,230
Series 2024 , RB , 5.00% , 12/01/43 ...... 800 838,184
Series 2024 , RB , 5.00% , 12/01/44 ...... 100 104,274
Series 2020B , RB , 5.00% , 12/01/45 ..... 750 770,802
Series 2021A , RB , 5.00% , 12/01/47 ..... 210 214,970
Series 2025A , RB , 4.13% , 12/01/50 ..... 100 89,857
Series 2026A , RB , 5.00% , 12/01/56 ..... 5,940 6,013,448
Philadelphia Authority for Industrial
Development, Series 2020A, RB,
4.00%, 11/01/45 ................. 150 131,443
Pittsburgh Water & Sewer Authority, Series
2026A, RB, 5.00%, 09/01/56 ......... 1,405 1,413,965
School District of Philadelphia (The), Series
2026A, GO, 5.50%, 09/01/51 (SAW) ..... 1,960 2,079,646
41,400,351
Rhode Island — 0.2%
State of Rhode Island
Series 2022A , GO , 5.00% , 08/01/39 ..... 120 126,617
Series 2026A , GO , 5.00% , 05/01/42 ..... 1,000 1,068,478
Series 2026A , GO , 5.00% , 05/01/43 ..... 1,500 1,596,896
2,791,991
South Carolina — 1.1%
Clemson University, Series 2025A, RB,
5.00%, 05/01/50 ................. 500 512,832
Greenville-Spartanburg Airport District, Series
2024A, RB, 5.25%, 07/01/54 ......... 515 527,632
South Carolina Public Service Authority
Series 2024A , RB , 5.00% , 12/01/42 ..... 2,750 2,865,038
Series 2024B , RB , 5.00% , 12/01/43 ..... 70 72,647
Series 2021B , RB , 5.00% , 12/01/51 ..... 1,000 1,005,826
Series 2026A , RB , 5.00% , 12/01/51 ..... 4,245 4,286,701
Series 2025A , RB , 5.00% , 12/01/55 ..... 4,055 4,063,099
Spartanburg County School District No. 4, Series
2022A, GO, 5.00%, 03/01/47 (SCSDE) ... 3,000 3,078,345
University of South Carolina, Series 2026A, RB,
5.25%, 05/01/56 ................. 585 610,524
17,022,644
South Dakota — 0.4%
South Dakota Conservancy District, Series
2025A, RB, 5.00%, 08/01/55 ......... 6,250 6,406,414
Security
Par (000)
Par (000) Value
Tennessee — 1.4%
City of Memphis, Series 2024B, GO,
5.00%, 04/01/43 ................. USD 1,000 $ 1,042,636
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board,
Series 2026, RB, 5.00%, 10/01/45 ...... 1,500 1,587,407
Metropolitan Government of Nashville &
Davidson County
Series 2024B , GO , 4.00% , 01/01/39 ..... 4,000 3,963,444
Series 2024C , GO , 5.00% , 01/01/40 ..... 115 122,424
Series 2026B , GO , 5.00% , 01/01/40 ..... 3,000 3,237,513
Series 2025 , RB , 5.00% , 07/01/40 ...... 2,375 2,524,384
Series 2026C , GO , 4.00% , 01/01/45 ..... 5,615 5,282,503
Metropolitan Nashville Airport Authority (The)
Series 2026A , RB , 5.00% , 07/01/51 ..... 1,005 1,019,769
Series 2026A , RB , 5.00% , 07/01/56 ..... 3,000 3,010,076
Tennessee State School Bond Authority,
Series 2022A, RB, 5.00%, 11/01/47 (ST
INTERCEPT) ................... 100 102,729
21,892,885
Texas — 14.9%
Alamo Community College District, Series 2021,
GO, 2.38%, 08/15/46 .............. 5,000 3,311,392
Alvin Independent School District, Series 2025A,
GO, 5.25%, 02/15/53 (PSF) .......... 100 103,651
Austin Independent School District
Series 2023 , GO , 5.00% , 08/01/39 ...... 2,500 2,640,887
Series 2023 , GO , 4.00% , 08/01/48 ...... 355 314,807
Series 2024 , GO , 5.25% , 08/01/49 ( PSF ) .. 1,000 1,041,374
Barbers Hill Independent School District, Series
2024, GO, 4.00%, 02/15/49 (PSF) ...... 1,500 1,358,606
Board of Regents of the University of Texas
System
Series 2019B , RB , 5.00% , 08/15/49 ..... 150 158,279
Series 2020A , RB , 5.00% , 08/15/50 ..... 100 105,020
Canutillo Independent School District, Series
2026, GO, 5.00%, 02/15/61 (PSF) ...... 1,500 1,522,837
Carrollton-Farmers Branch Independent School
District, Series 2025, GO, 5.25%, 02/15/55
(PSF) ....................... 50 51,660
Cedar Hill Independent School District, Series
2024, GO, 4.00%, 02/15/50 (PSF) ...... 100 88,642
Central Texas Regional Mobility Authority, Series
2021B, RB, 4.00%, 01/01/51 ......... 2,875 2,487,191
Central Texas Turnpike System, Series 2024C,
RB, 5.00%, 08/15/42 .............. 1,000 1,039,345
Chambers County Justice Center Public
Facilities Corp., Series 2024, RB,
5.50%, 06/01/55 ................. 1,830 1,883,128
City of Austin, Series 2026A, RB,
5.00%, 11/15/56 ................. 2,000 2,009,568
City of Austin Water & Wastewater System
Series 2022 , RB , 5.00% , 11/15/42 ...... 80 82,967
Series 2026 , RB , 5.00% , 11/15/44 ...... 1,000 1,048,013
Series 2026 , RB , 5.00% , 11/15/45 ...... 1,000 1,041,428
City of Celina, GO, 5.00%, 09/01/51 ...... 1,500 1,533,895
City of Corpus Christi Utility System, Series
2025, RB, 5.25%, 07/15/50 .......... 1,635 1,693,055
City of El Paso
Series 2026 , RB , 5.00% , 03/01/45 ...... 1,500 1,559,808
Series 2026 , RB , 5.00% , 03/01/51 ...... 1,000 1,018,382
Series 2026 , GO , 5.00% , 08/15/51 ...... 690 706,328
City of Georgetown, Series 2026, RB,
5.00%, 08/15/56 (BAM) ............ 810 815,384

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Long-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
City of Greenville Electric System, Series 2024,
RB, 5.00%, 02/15/54 (BAM) .......... USD 1,380 $ 1,388,450
City of Houston, Series 2024A, GO,
5.25%, 03/01/49 ................. 3,885 4,016,644
City of Houston Combined Utility System, Series
2002C, RB, 5.00%, 11/15/45 ......... 2,500 2,565,702
City of Lubbock Electric Light & Power System,
Series 2021, RB, 4.00%, 04/15/51 ...... 3,605 3,088,532
City of New Braunfels, Series 2026, RB,
4.50%, 07/01/56 ................. 2,000 1,885,482
City of San Antonio
(b)
Series 2026 , GO , 5.00% , 02/01/47 ...... 1,500 1,548,497
Series 2026 , GO , 5.00% , 02/01/51 ...... 2,000 2,038,210
City of San Antonio Electric & Gas Systems
Series 2024A , RB , 5.00% , 02/01/39 ..... 200 213,922
Series 2026A , RB , 5.00% , 02/01/39 ..... 5,000 5,402,689
Series 2022 , RB , 5.00% , 02/01/44 ...... 2,000 2,059,971
Series 2026B , RB , 5.00% , 02/01/44 ..... 290 307,603
Series 2024B , RB , 5.00% , 02/01/54 ..... 5,000 5,075,169
Clear Creek Independent School District, Series
2025, GO, 5.00%, 02/15/41 (PSF) ...... 3,500 3,703,266
Collin County Community College District, Series
2024, RB, 5.00%, 08/15/41 .......... 1,040 1,086,019
Comal Independent School District, Series 2022,
GO, 3.00%, 02/01/39 (PSF) .......... 2,000 1,702,403
Conroe Independent School District
Series 2020A , GO , 4.00% , 02/15/43 ( PSF ) 2,500 2,359,702
Series 2020A , GO , 4.00% , 02/15/44 ( PSF ) 1,500 1,402,072
Series 2020A , GO , 4.00% , 02/15/45 ( PSF ) 2,000 1,851,863
Series 2024 , GO , 4.00% , 02/15/49 ( PSF ) .. 575 522,288
County of Collin, Series 2026, GO,
5.00%, 02/15/46 ................. 500 520,050
County of Ector, GO, 5.00%, 02/15/50 ..... 100 102,142
County of Harris, Series 2025A, GO,
5.25%, 09/15/55 ................. 100 103,037
County of Smith, Series 2023, GO,
5.00%, 08/15/43 ................. 565 584,854
Crowley Independent School District
Series 2023 , GO , 5.00% , 02/01/48 ( PSF ) .. 2,500 2,553,298
Series 2023 , GO , 5.25% , 02/01/53 ( PSF ) .. 100 102,731
Dallas Fort Worth International Airport
Series 2023B , RB , 5.00% , 11/01/38 ..... 1,100 1,175,770
Series 2021A , RB , 3.00% , 11/01/40 ..... 175 140,898
Series 2021B , RB , 4.00% , 11/01/45 ..... 100 90,235
Series 2022B , RB , 4.00% , 11/01/45 ..... 2,500 2,288,227
Series 2022B , RB , 5.00% , 11/01/50 ..... 2,000 2,026,141
Series 2025B , RB , 5.25% , 11/01/56 ..... 3,660 3,759,067
Dallas Independent School District, Series 2024,
GO, 5.00%, 02/15/43 (PSF) .......... 110 114,674
Denton Independent School District, Series
2023, GO, 5.00%, 08/15/53 (PSF) ...... 135 136,511
Dripping Springs Independent School District,
Series 2025, GO, 5.00%, 02/15/50 (PSF) .. 2,000 2,030,855
Eagle Pass Independent School District, Series
2026, GO, 5.00%, 08/15/56 (PSF) ...... 335 339,517
Forney Independent School District
Series 2022B , GO , 5.00% , 08/15/39 ( PSF ) 100 104,811
Series 2025 , GO , 5.00% , 08/15/50 ( PSF ) .. 120 122,466
Fort Worth Independent School District, Series
2020, GO, 2.25%, 02/15/45 (PSF) ...... 1,000 667,323
Galena Park Independent School District, Series
2024, GO, 4.00%, 08/15/49 (PSF) ...... 200 180,938
Garland Independent School District
Series 2023A , GO , 5.00% , 02/15/40 ( PSF ) 515 542,797
Series 2023A , GO , 5.00% , 02/15/41 ( PSF ) 235 246,242
Security
Par (000)
Par (000) Value
Texas (continued)
Grand Parkway Transportation Corp.
Series 2020C , RB , 4.00% , 10/01/45 ..... USD 100 $ 90,070
Series 2020C , RB , 4.00% , 10/01/49 ..... 3,460 2,998,224
Greenville Independent School District, Series
2026, GO, 4.50%, 02/15/56 (PSF) ...... 200 191,487
Greenwood Independent School District, Series
2024, GO, 4.00%, 02/15/54 (PSF) ...... 3,500 3,043,984
Harris County Flood Control District
Series 2021A , GO , 3.00% , 10/01/41 ..... 3,000 2,390,732
Series 2023A , GO , 4.00% , 09/15/48 ..... 5,615 4,980,702
Harris County Hospital District, Series 2026, GO,
5.25%, 02/15/56 ................. 1,000 1,024,989
Hidalgo County Regional Mobility Authority
(a)
Series A , RB , 0.00% , 12/01/44 ......... 1,330 500,525
Series A , RB , 0.00% , 12/01/45 ......... 3,150 1,114,583
Humble Independent School District, Series
2026A, GO, 5.00%, 02/15/55 (PSF) ..... 1,000 1,008,354
Hurst-Euless-Bedford Independent School
District, Series 2024, GO, 4.00%, 08/15/50
(PSF) ....................... 6,190 5,502,311
Judson Independent School District
Series 2024 , GO , 4.00% , 02/01/49 ( PSF ) .. 4,550 4,128,353
Series 2024 , GO , 4.00% , 02/01/53 ( PSF ) .. 2,050 1,800,171
Katy Independent School District, Series 2022,
GO, 4.00%, 02/15/52 (PSF) .......... 3,000 2,632,056
Lamar Consolidated Independent School District
Series 2023 , GO , 4.00% , 02/15/48 ...... 5,100 4,481,814
Series 2023A , GO , 4.00% , 02/15/48 ( PSF ) 2,265 2,050,731
Series 2024 , GO , 4.00% , 02/15/54 ( PSF ) .. 900 785,203
Series 2026 , GO , 5.25% , 02/15/61 ( PSF ) .. 1,500 1,544,177
Leander Independent School District, Series
2025A, GO, 5.00%, 08/15/39 (PSF) ..... 30 32,328
Lewisville Independent School District, Series
2024, GO, 5.00%, 08/15/39 (PSF) ...... 145 154,252
Liberty Hill Independent School District, Series
2025, GO, 5.00%, 02/01/55 (PSF) ...... 5,000 5,062,375
Lower Colorado River Authority
Series 2024 , RB , 5.00% , 05/15/41 ...... 215 224,063
Series 2026 , RB , 5.00% , 05/15/46 ...... 40 41,079
Series 2025 , RB , 5.00% , 05/15/50 ...... 3,025 3,059,397
Series 2024A , RB , 5.00% , 05/15/54 ..... 2,580 2,605,529
Series 2025 , RB , 5.00% , 05/15/55 ( BAM ) . 275 277,497
Series 2026 , RB , 5.25% , 05/15/56 ...... 1,710 1,749,680
Mabank Independent School District, Series
2024, GO, 4.00%, 08/15/49 (PSF) ...... 3,480 3,103,467
Mansfield Independent School District
Series 2025 , GO , 5.00% , 02/15/50 ( PSF ) .. 900 923,504
Series 2024 , GO , 4.00% , 02/15/54 ( PSF ) .. 1,830 1,574,206
Montgomery Independent School District, Series
2023, GO, 4.00%, 02/15/53 (PSF) ...... 4,810 4,184,118
Needville Independent School District, Series
2025, GO, 5.00%, 08/15/55 (PSF) ...... 100 101,554
New Caney Independent School District, Series
2024, GO, 4.00%, 02/15/54 (PSF) ...... 3,000 2,617,342
New Hope Higher Education Finance Corp.
Series 2026A , RB , 5.00% , 03/15/43 ..... 1,000 1,041,635
Series 2026A , RB , 5.00% , 03/15/55 ..... 3,500 3,495,351
North Texas Tollway Authority, Series 2025A, RB,
5.00%, 01/01/39 ................. 1,495 1,606,011
Northwest Independent School District, Series
2025, GO, 5.25%, 02/15/55 (PSF) ...... 150 154,350
Permanent University Fund - University of Texas
System, Series 2026A, RB, 5.25%, 07/01/40 2,500 2,812,400
Plano Independent School District, Series 2025,
GO, 5.00%, 02/15/39 (PSF) .......... 100 107,167

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Long-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Port Authority of Houston of Harris County Texas
Series 2023 , RB , 5.00% , 10/01/48 ...... USD 5,130 $ 5,201,825
Series 2021 , RB , 5.00% , 10/01/51 ...... 250 251,734
Series 2023 , RB , 5.00% , 10/01/53 ...... 3,000 3,018,683
Richardson Independent School District
Series 2026A , GO , 5.00% , 02/15/41 ( PSF ) 750 793,009
Series 2026 , GO , 5.00% , 02/15/51 ( PSF ) .. 750 762,928
Round Rock Independent School District, Series
2025B, GO, 4.00%, 08/01/44 (PSF) ..... 5,440 5,159,102
Sherman Independent School District
Series 2023B , GO , 5.00% , 02/15/48 ( PSF ) 2,000 2,042,533
Series 2025 , GO , 5.00% , 02/15/53 ( PSF ) .. 1,500 1,524,679
Spring Independent School District, Series 2023,
GO, 5.00%, 08/15/47 .............. 100 102,345
State of Texas
Series 2025 , GO , 5.00% , 10/01/39 ...... 8,065 8,697,833
Series 2025 , GO , 5.00% , 10/01/43 ...... 3,000 3,173,525
Tarrant Regional Water District
Series 2025 , RB , 4.00% , 09/01/44 ...... 2,895 2,643,893
Series 2025 , RB , 4.13% , 09/01/47 ...... 250 231,115
Texas City Independent School District, Series
2023, GO, 4.00%, 08/15/53 (PSF) ...... 8,500 7,375,964
Texas State Technical College, Series 2022A,
RB, 5.50%, 08/01/42 .............. 190 202,967
Texas State University System, Series 2026A,
RB, 5.25%, 03/15/56 .............. 575 590,496
Texas Transportation Commission, Series 2026,
GO, 5.00%, 04/01/44 .............. 1,000 1,051,824
Texas Transportation Finance Corp.
Series 2025A , RB , 5.00% , 10/01/45 ..... 415 433,126
Series 2025A , RB , 5.00% , 10/01/50 ..... 655 672,876
Series 2025A , RB , 5.25% , 10/01/50 ..... 3,675 3,856,700
Series 2025A , RB , 5.50% , 10/01/55 ..... 150 159,460
Texas Water Development Board
Series 2019 , RB , 5.00% , 08/01/39 ...... 185 191,300
Series 2022 , RB , 4.70% , 10/15/41 ...... 500 507,284
Series 2024A , RB , 4.00% , 10/15/42 ..... 5,290 4,975,631
Series 2020 , RB , 4.00% , 10/15/45 ...... 100 90,921
Series 2025 , RB , 4.75% , 10/15/50 ...... 5,000 4,932,765
Series 2020 , RB , 4.00% , 04/15/51 ...... 2,970 2,585,764
Series 2024A , RB , 4.25% , 10/15/51 ..... 3,290 2,994,520
Series 2023A , RB , 5.00% , 10/15/58 ..... 100 101,330
Tomball Independent School District, Series
2023, GO, 5.00%, 02/15/48 (PSF) ...... 1,800 1,841,306
Trinity River Authority Central Regional
Wastewater System
Series 2026A , RB , 5.00% , 08/01/45 ..... 2,000 2,085,985
Series 2026A , RB , 5.00% , 08/01/46 ..... 570 593,877
Waller Consolidated Independent School District,
Series 2023A, GO, 4.00%, 02/15/48 (PSF) . 3,500 3,164,506
Waxahachie Independent School District, Series
2024, GO, 4.00%, 02/15/49 (PSF) ...... 3,790 3,437,647
Weatherford College of the Parker County
Junior College District, Series 2025, RB,
5.25%, 08/01/50 ................. 500 511,785
238,923,724
Utah — 0.4%
Downtown Revitalization Public Infrastructure
District, Series 2025A, RB, 5.25%, 06/01/41 100 107,285
Intermountain Power Agency, Series 2022A, RB,
5.00%, 07/01/44 ................. 4,205 4,316,673
University of Utah (The), Series 2023B, RB,
5.25%, 08/01/48 ................. 1,410 1,466,813
Security
Par (000)
Par (000) Value
Utah (continued)
Wasatch County School District Local Building
Authority, Series 2022, RB, 5.25%, 06/01/41 USD 15 $ 15,664
5,906,435
Vermont — 0.2%
University of Vermont & State Agricultural
College, Series 2026A, RB, 5.00%, 10/01/40 3,575 3,805,801
Virginia — 0.7%
City of Richmond, Series 2026B, RB,
4.25%, 01/15/56 ................. 230 218,216
County of Fairfax
Series 2024A , GO , 4.00% , 10/01/40 ( SAW ) 3,000 2,930,884
Series 2026A , GO , 4.00% , 10/01/40 ( SAW ) 3,000 2,946,518
Series 2024A , GO , 4.00% , 10/01/42 ( SAW ) 500 480,066
County of Loudoun, Series 2026A, GO,
5.00%, 12/01/42 ................. 1,500 1,609,799
Virginia College Building Authority, Series 2024A,
RB, 4.00%, 02/01/40 .............. 150 146,321
Virginia Public Building Authority
Series 2022A , RB , 4.00% , 08/01/42 ..... 1,095 1,038,103
Series 2024A , RB , 5.00% , 08/01/44 ..... 1,185 1,245,071
10,614,978
Washington — 3.3%
Central Puget Sound Regional Transit Authority
Series 2021S1 , RB , 4.00% , 11/01/41 .... 965 908,438
Series 2021S1 , RB , 4.00% , 11/01/46 .... 6,000 5,599,008
City of Seattle
Series 2023A , RB , 5.00% , 03/01/48 ..... 150 153,449
Series 2022 , RB , 5.00% , 07/01/52 ...... 3,000 3,042,632
Series 2024 , RB , 5.00% , 10/01/54 ...... 7,750 7,882,878
City of Tacoma Electric System, Series 2021,
RB, 4.00%, 01/01/51 .............. 130 115,795
County of King, Series 2025A, RB,
5.00%, 01/01/53 ................. 1,450 1,469,718
Energy Northwest
Series 2020A , RB , 5.00% , 07/01/39 ..... 140 145,349
Series 2026-A , RB , 5.00% , 07/01/43 ..... 1,000 1,053,946
King & Snohomish Counties School District
No. 417 Northshore, Series 2024, GO,
5.00%, 12/01/42 (GTD) ............. 100 105,732
Pierce County School District No. 403 Bethel,
Series 2024, GO, 5.00%, 12/01/44 (GTD) . 190 199,388
Port of Everett, Series 2026A, RB,
5.00%, 12/01/51 ................. 2,000 2,017,690
Snohomish County Public Utility District No.
1 Electric System, Series 2021A, RB,
5.00%, 12/01/51 ................. 2,125 2,151,745
State of Washington
Series 2023B , GO , 5.00% , 02/01/39 ..... 3,000 3,188,064
Series 2026C , GO , 5.00% , 02/01/39 ..... 3,000 3,268,721
Series 2020B , GO , 5.00% , 06/01/39 ..... 115 118,649
Series 2021A , GO , 5.00% , 08/01/39 ..... 3,385 3,532,012
Series 2026C , GO , 5.00% , 02/01/40 ..... 4,720 5,081,278
Series 2021E , GO , 5.00% , 06/01/40 ..... 565 590,016
Series 2026D , GO , 5.00% , 06/01/40 ..... 3,000 3,226,456
Series 2023A , GO , 5.00% , 08/01/41 ..... 100 104,420
Series R-2023B , GO , 5.00% , 07/01/42 ... 4,750 4,972,015
Series 2026C , GO , 5.00% , 02/01/44 ..... 125 131,384
Series 2026D , GO , 5.00% , 06/01/46 ..... 5,550 5,787,955
Series 2026D , GO , 5.00% , 06/01/51 ..... 125 127,751
54,974,489

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Long-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
West Virginia — 0.2%
West Virginia Parkways Authority
Series 2021 , RB , 5.00% , 06/01/40 ...... USD 195 $ 202,201
Series 2021 , RB , 4.00% , 06/01/43 ...... 3,000 2,852,000
3,054,201
Wisconsin — 0.1%
Racine Unified School District, GO,
4.00%, 04/01/45 ................. 1,325 1,225,129
Total Long-Term Investments — 98 .5%
(Cost: $ 1,618,906,786 ) ............................ 1,573,126,949
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.9%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.21%
(c) (d)
......... 45,659,628 $ 45,664,187
Total Short-Term Securities — 2 .9%
(Cost: $ 45,664,187 ) ............................... 45,664,187
Total Investments — 101 .4%
(Cost: $ 1,664,570,973 ) ............................ 1,618,791,136
Liabilities in Excess of Other Assets — (1.4) % ............. (22,585,578)
Net Assets — 100.0% ...............................
$ 1,596,205,558
(a)
Zero-coupon bond.
(b)
When-issued security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/28/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
Shares
Held at
08/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 352,113 $ 45,312,074
(a)
$ — $ — $ — $ 45,664,187 45,659,628 $ 843,500 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 1,573,126,949 $ — $ 1,573,126,949
Short-Term Securities
Money Market Funds ...................................... 45,664,187 — — 45,664,187
$ 45,664,187 $ 1,573,126,949 $ — $ 1,618,791,136

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
August 31, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.6%
Alabama Corrections Institution Finance
Authority, Series 2022A, RB, 5.25%, 07/01/47 USD 11,270 $ 11,611,665
Alabama Federal Aid Highway Finance Authority
Series B , RB , 5.00% , 09/01/26 ......... 2,780 2,780,000
Series 2025B , RB , 5.00% , 09/01/30 ..... 4,000 4,323,069
Series 2025B , RB , 5.00% , 09/01/32 ..... 10,750 11,881,346
Series 2016A , RB , 5.00% , 09/01/35 ..... 23,575 23,575,000
Series 2016A , RB , 5.00% , 09/01/36 ..... 8,750 8,750,000
Series A , RB , 4.00% , 06/01/37 ......... 5,290 5,357,879
Series A , RB , 5.00% , 06/01/37 ......... 5,000 5,113,167
Alabama Highway Authority
Series 2025 , RB , 5.00% , 09/01/26 ...... 1,515 1,515,000
Series 2025 , RB , 5.00% , 09/01/27 ...... 700 716,793
Series 2025 , RB , 5.00% , 09/01/30 ...... 1,315 1,421,209
Series 2025 , RB , 5.00% , 09/01/38 ...... 2,600 2,834,174
Series 2025 , RB , 5.00% , 09/01/39 ...... 1,500 1,618,702
Series 2025 , RB , 5.00% , 09/01/40 ...... 2,000 2,140,050
Series 2025 , RB , 5.00% , 09/01/44 ...... 1,750 1,840,190
Series 2025 , RB , 5.00% , 09/01/45 ...... 1,500 1,572,375
Alabama Public School & College Authority
Series 2020A , RB , 5.00% , 11/01/27 ..... 7,850 8,065,717
Series 2020A , RB , 5.00% , 11/01/32 ..... 5,000 5,370,736
Series 2020A , RB , 5.00% , 11/01/33 ..... 4,300 4,604,749
Series 2020A , RB , 5.00% , 11/01/34 ..... 2,750 2,932,226
Series 2020A , RB , 4.00% , 11/01/36 ..... 7,275 7,299,711
Series 2020A , RB , 4.00% , 11/01/38 ..... 1,605 1,580,360
Series 2020A , RB , 4.00% , 11/01/40 ..... 4,865 4,708,510
Auburn University
Series 2025-B , RB , 5.00% , 06/01/31 ..... 4,000 4,356,136
Series 2025-B , RB , 5.00% , 06/01/32 ..... 2,500 2,752,599
Series 2025-B , RB , 5.00% , 06/01/36 ..... 1,460 1,617,819
Series 2018A , RB , 5.00% , 06/01/48 ..... 11,875 11,979,299
Series 2025-A , RB , 5.00% , 06/01/55 ..... 10,000 10,084,553
City of Mobile, Series 2025A, GO,
5.00%, 02/15/41 ................. 1,000 1,058,260
County of Jefferson
RB , 5.00% , 10/01/37 ............... 12,035 12,781,868
RB , 5.00% , 10/01/39 ............... 2,500 2,611,175
Series 2024 , RB , 5.25% , 10/01/42 ...... 4,000 4,200,898
Series 2024 , RB , 5.25% , 10/01/43 ...... 11,355 11,885,268
Series 2024 , RB , 5.25% , 10/01/44 ...... 9,000 9,364,054
Series 2024 , RB , 5.25% , 10/01/45 ...... 7,750 8,046,389
Series 2024 , RB , 5.25% , 10/01/49 ...... 33,245 33,946,283
Series 2024 , RB , 5.50% , 10/01/53 ...... 7,000 7,199,267
State of Alabama, Series 2016C, GO,
5.00%, 08/01/27 ................. 1,405 1,407,769
University of Alabama (The)
Series 2024-B , RB , 4.00% , 07/01/50 ..... 8,850 7,702,436
Series 2024-B , RB , 4.00% , 07/01/54 ..... 23,675 20,014,736
272,621,437
Alaska — 0.0%
Borough of North Slope, Series 2025, GO,
5.00%, 06/30/28 ................. 2,800 2,915,711
Arizona — 1.0%
Arizona Board of Regents
Series 2026A , RB , 5.00% , 06/01/30 ..... 2,500 2,690,976
Series 2025A , RB , 5.00% , 07/01/31 ..... 3,000 3,273,207
Series 2026A , RB , 5.00% , 07/01/37 ..... 2,500 2,767,720
Series 2026A , RB , 5.00% , 06/01/39 ..... 1,500 1,629,087
Series 2024A , RB , 5.00% , 07/01/50 ..... 4,000 4,066,298
Series 2024A , RB , 5.00% , 07/01/54 ..... 14,560 14,704,403
Series 2024 , RB , 5.00% , 08/01/54 ...... 7,280 7,352,464
Security
Par (000)
Par (000) Value
Arizona (continued)
Arizona Department of Transportation State
Highway Fund
Series 2026 , RB , 5.00% , 07/01/27 ...... USD 8,000 $ 8,167,231
Series 2026 , RB , 5.00% , 07/01/31 ...... 3,750 4,104,953
Series 2026 , RB , 5.00% , 07/01/37 ...... 7,000 7,789,927
Series 2026 , RB , 5.00% , 07/01/45 ...... 2,000 2,098,669
Series 2026 , RB , 5.00% , 07/01/46 ...... 3,000 3,129,527
Arizona Water Infrastructure Finance Authority,
Series 2024, RB, 5.00%, 10/01/26 ...... 16,500 16,533,125
City of Mesa Utility System
RB , 5.00% , 07/01/31 ............... 2,465 2,686,702
RB , 5.00% , 07/01/32 ............... 3,000 3,303,476
RB , 5.00% , 07/01/37 ............... 8,600 9,594,154
RB , 5.00% , 07/01/38 ............... 2,000 2,223,268
City of Phoenix Civic Improvement Corp.
Series 2014B , RB , 5.00% , 07/01/27 ..... 4,025 4,040,109
Series 2014B , RB , 4.00% , 07/01/28 ..... 16,100 16,135,489
Series 2017D , RB , 5.00% , 07/01/29 ..... 3,025 3,080,019
Series 2017D , RB , 5.00% , 07/01/31 ..... 2,240 2,277,179
Series 2017D , RB , 5.00% , 07/01/32 ..... 4,175 4,240,356
Series 2025C , RB , 5.00% , 07/01/33 ..... 13,040 14,598,652
Series 2017D , RB , 5.00% , 07/01/35 ..... 4,200 4,255,181
Series 2025 , RB , 5.00% , 07/01/35 ...... 7,630 8,600,915
Series 2025 , RB , 5.00% , 07/01/36 ...... 10,000 11,182,203
Series 2025 , RB , 5.00% , 07/01/37 ...... 6,500 7,202,096
Series 2016 , RB , 5.00% , 07/01/38 ...... 2,000 2,013,921
Series 2023 , RB , 5.00% , 07/01/39 ...... 4,000 4,290,322
Series 2016 , RB , 5.00% , 07/01/39 ...... 2,215 2,230,418
Series 2019A , RB , 4.00% , 07/01/44 ..... 4,800 4,524,340
Series 2020A , RB , 5.00% , 07/01/44 ..... 4,205 4,334,553
Series 2019A , RB , 5.00% , 07/01/44 ..... 1,500 1,529,235
Series 2019A , RB , 5.00% , 07/01/45 ..... 2,000 2,036,853
Series 2023 , RB , 5.25% , 07/01/47 ...... 4,830 5,096,941
Series 2019A , RB , 5.00% , 07/01/49 ..... 5,000 5,060,287
City of Tempe
Series 2026A , GO , 5.00% , 07/01/45 ..... 1,000 1,055,884
Series 2026A , GO , 5.00% , 07/01/46 ..... 2,500 2,624,197
County of Pinal, RB, 5.25%, 08/01/55 (BAM) . 14,625 15,190,427
Gilbert Water Resource Municipal Property Corp.
Series 2022 , RB , 5.00% , 07/15/32 ...... 4,650 5,138,059
Series 2022 , RB , 5.00% , 07/15/33 ...... 3,000 3,300,571
Maricopa County High School District No. 214
Tolleson Union High School
Series 2025 , GO , 5.00% , 07/01/40 ...... 4,250 4,532,010
Series 2025 , GO , 5.00% , 07/01/41 ...... 4,000 4,246,313
Maricopa County Union High School District No.
210-Phoenix
Series 2025B , GO , 5.00% , 07/01/28 ..... 3,750 3,916,180
Series 2025B , GO , 5.00% , 07/01/31 ..... 1,325 1,447,290
Salt River Project Agricultural Improvement &
Power District
Series 2016A , RB , 5.00% , 01/01/27 ..... 2,090 2,107,276
Series 2017A , RB , 5.00% , 01/01/27 ..... 2,030 2,046,780
Series 2016A , RB , 5.00% , 01/01/28 ..... 2,650 2,671,780
Series 2017A , RB , 5.00% , 01/01/28 ..... 1,645 1,698,697
Series 2021A , RB , 5.00% , 01/01/29 ..... 6,250 6,586,802
Series 2017A , RB , 5.00% , 01/01/31 ..... 3,650 3,753,413
Series 2022A , RB , 5.00% , 01/01/31 ..... 13,500 14,674,638
Series 2017A , RB , 5.00% , 01/01/32 ..... 5,415 5,561,708
Series 2022A , RB , 5.00% , 01/01/32 ..... 32,020 35,213,422
Series 2025B , RB , 5.00% , 01/01/32 ..... 3,000 3,299,196
Series 2016A , RB , 5.00% , 01/01/34 ..... 5,000 5,033,800
Series 2016A , RB , 4.00% , 01/01/38 ..... 2,000 1,959,368
Series 2016A , RB , 5.00% , 01/01/38 ..... 5,100 5,127,649

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Arizona (continued)
Series 2017A , RB , 5.00% , 01/01/38 ..... USD 1,555 $ 1,583,217
Series 2019A , RB , 4.00% , 01/01/39 ..... 4,990 4,865,694
Series 2017A , RB , 5.00% , 01/01/39 ..... 4,000 4,066,255
Series 2024B , RB , 5.00% , 05/01/39 ..... 8,250 8,872,636
Series 2024B , RB , 5.00% , 05/01/42 ..... 5,045 5,339,099
Series 2023A , RB , 5.00% , 01/01/43 ..... 6,025 6,289,569
Series 2019A , RB , 5.00% , 01/01/47 ..... 10,500 10,659,694
Series 2023A , RB , 5.00% , 01/01/50 ..... 29,485 29,936,047
Series 2023B , RB , 5.25% , 01/01/53 ..... 3,040 3,133,315
Series 2025C , RB , 5.25% , 01/01/55 ..... 15,000 15,589,726
State of Arizona, Series 2019A, COP,
5.00%, 10/01/28 ................. 3,085 3,237,667
Town of Queen Creek
Series 2026 , COP , 5.00% , 10/01/51 ..... 3,000 3,040,344
Series 2026 , COP , 5.25% , 10/01/56 ..... 5,000 5,142,890
Series 2026 , COP , 5.50% , 10/01/65 ..... 15,000 15,634,295
Western Maricopa Education Center District No.
402, Series 2026A, GO, 5.00%, 07/01/42 .. 1,430 1,501,063
452,921,227
Arkansas — 0.0%
University of Arkansas
Series 2026 , RB , 5.00% , 11/01/49 ...... 1,750 1,785,165
Series 2026 , RB , 5.00% , 11/01/56 ...... 5,000 5,034,246
6,819,411
California — 17.8%
Acalanes Union High School District, Series
2010A, GO, 6.35%, 08/01/39 ......... 3,000 3,231,956
Alameda Corridor Transportation Authority
Series 1999A , RB , 0.00% , 10/01/34
( NPFGC )
(a)
.................... 4,000 2,962,776
Series 2016B , RB , 5.00% , 10/01/34 ..... 2,000 2,002,236
Series 1999A , RB , 0.00% , 10/01/36
( NPFGC )
(a)
.................... 14,840 9,965,711
Series 2016B , RB , 5.00% , 10/01/36 ..... 1,000 1,001,253
Series 2016B , RB , 5.00% , 10/01/36 ..... 2,785 2,787,652
Series 2016B , RB , 5.00% , 10/01/37 ..... 4,950 4,954,347
Series 2022A , RB , 0.00% , 10/01/47
(a)
.... 9,500 5,590,688
Series 2022A , RB , 0.00% , 10/01/48
(a)
.... 1,335 779,314
Series 2022A , RB , 0.00% , 10/01/49
(a)
.... 8,835 5,130,621
Series 2022A , RB , 0.00% , 10/01/50
(a)
.... 1,430 826,621
Series A , RB , 0.00% , 10/01/51
(a)
........ 6,000 1,801,466
Series 2022A , RB , 0.00% , 10/01/51 ( AGM )
(a)
2,500 1,473,532
Series 2022C , RB , 5.00% , 10/01/52 ( AGM ) 715 724,476
Series C , RB , 0.00% , 10/01/53
(a)
....... 12,000 2,893,070
Alameda County Transportation Commission,
Series 2022, RB, 5.00%, 03/01/45 ...... 6,955 7,281,345
Alameda Unified School District-Alameda County
Series C , GO , 3.00% , 08/01/42 ........ 11,425 8,999,882
Series C , GO , 5.00% , 08/01/55 ........ 2,500 2,604,821
Allan Hancock Joint Community College
District
(a)
Series 2012C , GO , 0.00% , 08/01/44 ..... 7,500 5,828,335
Series 2012C , GO , 0.00% , 08/01/47 ..... 6,000 4,630,217
Alvord Unified School District
(a)
Series 2011B , GO , 0.00% , 08/01/36 ..... 2,000 1,330,508
Series 2011B , GO , 0.00% , 08/01/41 ..... 1,125 571,851
Series 2011B , GO , 0.00% , 08/01/43 ..... 6,415 3,051,298
Anaheim Public Financing Authority, Series
1997C, RB, 0.00%, 09/01/32
(a)
........ 3,040 2,474,469
Antelope Valley Community College District,
Series B, GO, 4.00%, 08/01/45 ........ 7,035 6,598,283
Security
Par (000)
Par (000) Value
California (continued)
Antelope Valley-East Kern Water Agency
Financing Authority, Series 2025B, RB, VRDN,
5.00%, 04/01/28
(b)
................ USD 5,770 $ 5,854,296
Bay Area Toll Authority
Series 2017S-7 , RB , 4.00% , 04/01/29 .... 6,530 6,583,523
Series 2017S-7 , RB , 4.00% , 04/01/31 .... 1,000 1,006,346
Series 2026A , RB , VRDN, 5.00% , 10/01/33
(b)
13,250 14,727,219
Series 2017S-7 , RB , 4.00% , 04/01/37 .... 14,205 14,118,634
Series 2017S-7 , RB , 4.00% , 04/01/38 .... 22,620 22,115,287
Series 2026SSL-1 , RB , 5.00% , 04/01/39 .. 3,000 3,328,221
Series 2026F1 , RB , 5.00% , 04/01/40 .... 2,500 2,820,829
Series 2026SSL-1 , RB , 5.00% , 04/01/41 .. 1,500 1,629,231
Series 2026F1 , RB , 5.00% , 04/01/41 .... 2,000 2,237,458
Series 2024F-2 , RB , 5.00% , 04/01/41 .... 2,500 2,663,441
Series 2017S-7 , RB , 4.00% , 04/01/42 .... 4,500 4,232,398
Series 2026F1 , RB , 5.00% , 04/01/43 .... 8,140 9,111,040
Series 2024F-2 , RB , 5.00% , 04/01/43 .... 3,000 3,179,781
Series 2026SSL-1 , RB , 5.00% , 04/01/43 .. 1,000 1,078,256
Series 2019S-H , RB , 5.00% , 04/01/44 .... 2,000 2,127,018
Series 2026F-1 , RB , 5.00% , 04/01/44 .... 2,760 3,079,556
Series 2026SSL-1 , RB , 5.00% , 04/01/44 .. 2,500 2,684,685
Series 2024F-2 , RB , 5.00% , 04/01/44 .... 1,000 1,056,670
Series 2024F-2 , RB , 5.00% , 04/01/45 .... 1,000 1,054,964
Series 2026SSL-1 , RB , 5.00% , 04/01/46 .. 1,000 1,064,150
Series 2017S-7 , RB , 4.00% , 04/01/47 .... 26,445 24,528,314
Series 2019S-H , RB , 5.00% , 04/01/49 .... 2,000 2,127,018
Series 2019S-8 , RB , 3.00% , 04/01/54 .... 5,100 3,546,774
Series 2023F-1 , RB , 5.00% , 04/01/54 .... 35,000 35,927,059
Series 2023F-1 , RB , 5.25% , 04/01/54 .... 15,850 16,511,508
Series 2021F-2 , RB , 2.60% , 04/01/56 .... 10,000 6,309,043
Series 2017F-1 , RB , 4.00% , 04/01/56 .... 2,600 2,303,845
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/33
(a)
............. 1,000 801,270
California Educational Facilities Authority
Series V-4 , RB , VRDN, 5.00% , 03/01/32
(b)
. 9,900 10,997,029
Series V-5 , RB , VRDN, 5.00% , 03/01/35
(b)
. 24,825 28,392,390
Series T-1 , RB , 5.00% , 03/15/39 ....... 1,025 1,171,742
Series U-1 , RB , 5.25% , 04/01/40 ....... 12,815 14,943,077
Series U-4 , RB , 5.00% , 06/01/43 ....... 1,460 1,650,278
Series U-6 , RB , 5.00% , 05/01/45 ....... 5,805 6,541,337
Series V-1 , RB , 5.00% , 05/01/49 ....... 17,875 19,613,337
Series 2025A , RB , 5.00% , 10/01/55 ..... 37,685 39,157,206
California Infrastructure & Economic
Development Bank
Series 2018 , RB , 5.00% , 10/01/26 ...... 1,345 1,347,839
Series 2023 , RB , 5.00% , 10/01/28 ...... 2,655 2,800,962
Series 2024A , RB , 3.25% , 08/01/29 ..... 6,500 6,515,068
Series 2003A , RB , 5.00% , 07/01/33 ( AMBAC ) 2,000 2,069,856
Series 2003A , RB , 5.00% , 07/01/36 ( AMBAC ) 500 517,464
Series 2026 , RB , 5.00% , 08/01/36 ...... 7,875 8,959,712
Series 2023 , RB , 4.00% , 10/01/41 ...... 11,620 11,645,770
Series 2016A , RB , 5.00% , 10/01/41 ..... 1,010 1,012,194
Series 2017 , RB , 5.00% , 05/15/42 ...... 1,500 1,526,145
Series 2018 , RB , 5.00% , 10/01/43 ...... 3,620 3,686,228
Series 2019 , RB , 5.00% , 08/01/44 ...... 3,835 3,920,461
Series 2016A , RB , 4.00% , 10/01/45 ..... 1,500 1,502,023
Series 2025 , RB , 5.00% , 05/15/46 ...... 2,500 2,625,946
Series 2023 , RB , 4.00% , 10/01/46 ...... 33,860 32,728,104
Series 2024 , RB , 4.00% , 10/01/47 ...... 5,000 4,782,725
Series 2019 , RB , 5.00% , 08/01/49 ...... 4,375 4,447,224
Series 2022A , RB , 5.00% , 10/01/52 ..... 7,550 7,803,496
Series 2025 , RB , 4.50% , 05/15/55 ...... 5,000 4,864,941
Series 2025 , RB , 5.25% , 05/15/59 ...... 5,000 5,214,697
California Municipal Finance Authority
Series 2017A , RB , 5.00% , 06/01/42 ..... 2,110 2,128,722

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2026A , RB , 5.00% , 09/01/46 ..... USD 1,700 $ 1,763,329
Series 2017 , RB , 5.00% , 01/01/48 ...... 1,000 1,034,660
Series 2026A , RB , 5.25% , 09/01/51 ..... 4,145 4,309,697
Series 2026A , RB , 5.50% , 09/01/56 ..... 6,900 7,293,342
Series 2026A , RB , 5.50% , 09/01/60 ..... 10,540 11,107,874
California School Facilities Financing Authority,
Series 2009A, RB, 0.00%, 08/01/49
(a)
.... 31,490 9,533,005
California State Public Works Board
Series 2021A , RB , 5.00% , 02/01/27 ..... 11,150 11,268,427
Series 2026A , RB , 5.00% , 09/01/28 ..... 5,800 6,081,443
Series 2025C , RB , 5.00% , 11/01/28 ..... 3,380 3,550,563
Series 2021A , RB , 5.00% , 02/01/29 ..... 3,005 3,171,398
Series 2026A , RB , 5.00% , 09/01/29 ..... 3,655 3,896,557
Series 2023C , RB , 5.00% , 09/01/29 ..... 10,000 10,660,894
Series 2016D , RB , 4.00% , 04/01/30 ..... 7,980 7,985,288
Series 2022C , RB , 5.00% , 08/01/30 ..... 1,785 1,929,960
Series 2023C , RB , 5.00% , 09/01/30 ..... 9,000 9,742,488
Series 2023D , RB , 5.00% , 11/01/30 ..... 7,380 8,007,782
Series 2016D , RB , 4.00% , 04/01/31 ..... 10,305 10,310,074
Series D , RB , 3.00% , 09/01/31 ......... 3,055 2,982,449
Series 2019C , RB , 5.00% , 11/01/32 ..... 9,220 9,802,378
Series 2026A , RB , 5.00% , 09/01/33 ..... 5,000 5,584,724
Series 2023C , RB , 5.00% , 09/01/33 ..... 22,560 25,198,275
Series 2025C , RB , 5.00% , 11/01/33 ..... 2,800 3,130,695
Series 2016C , RB , 5.00% , 11/01/33 ..... 4,230 4,244,865
Series 2021C , RB , 5.00% , 11/01/33 ..... 2,000 2,182,270
Series 2023C , RB , 5.00% , 09/01/34 ..... 8,220 9,107,674
Series 2016C , RB , 5.00% , 11/01/34 ..... 1,000 1,003,430
Series 2024A , RB , 5.00% , 04/01/36 ..... 1,405 1,555,182
Series 2023D , RB , 5.00% , 11/01/36 ..... 10,965 12,029,842
Series 2022C , RB , 4.00% , 08/01/37 ..... 7,045 7,103,206
Series 2023B , RB , 5.00% , 12/01/37 ..... 5,800 6,269,155
Series 2021B , RB , 4.00% , 05/01/41 ..... 3,670 3,577,164
Series 2021C , RB , 4.00% , 11/01/41 ..... 1,520 1,480,613
Series 2024A , RB , 5.00% , 04/01/42 ..... 13,000 13,815,795
Series 2025A , RB , 5.25% , 04/01/42 ..... 15,735 17,138,642
Series 2024A , RB , 5.00% , 04/01/43 ..... 2,000 2,115,156
Series 2026A , RB , 5.00% , 09/01/43 ..... 2,155 2,298,398
Series 2025C , RB , 5.00% , 11/01/43 ..... 4,750 5,070,637
Series 2024A , RB , 5.00% , 04/01/44 ..... 3,250 3,423,445
Series 2026A , RB , 5.00% , 09/01/44 ..... 2,125 2,256,020
Series 2025C , RB , 5.00% , 11/01/44 ..... 3,000 3,187,615
Series 2025C , RB , 5.00% , 11/01/45 ..... 3,250 3,442,272
Series 2025A , RB , 5.00% , 04/01/46 ..... 4,400 4,622,106
Series 2021B , RB , 4.00% , 05/01/46 ..... 10,865 10,214,176
Series 2026A , RB , 5.00% , 09/01/48 ..... 7,720 8,059,997
Series 2024A , RB , 5.00% , 04/01/49 ..... 27,945 28,887,115
California State University
Series 2026A , RB , 5.00% , 11/01/28 ..... 4,265 4,497,594
Series 2026B-1 , RB , VRDN,
2.90% , 11/01/29
(b)
............... 3,000 2,993,002
Series 2026B-2 , RB , VRDN,
2.90% , 11/01/29
(b)
............... 5,135 5,123,021
Series 2026A , RB , 5.00% , 11/01/29 ..... 5,000 5,374,502
Series 2015A , RB , 5.00% , 11/01/30 ..... 40 40,079
Series 2026A , RB , 5.00% , 11/01/30 ..... 15,000 16,416,883
Series 2026A , RB , 5.00% , 11/01/31 ..... 10,000 11,119,191
Series 2017A , RB , 5.00% , 11/01/31 ..... 1,545 1,569,336
Series 2026B-3 , RB , VRDN,
3.15% , 11/01/32
(b)
............... 5,385 5,328,035
Series 2026A , RB , 5.00% , 11/01/32 ..... 3,500 3,946,565
Series 2015A , RB , 5.00% , 11/01/33 ..... 20 20,035
Series 2015A , RB , 4.00% , 11/01/34 ..... 25 25,006
Series 2026A , RB , 5.00% , 11/01/34 ..... 5,000 5,706,840
Series 2015A , RB , 5.00% , 11/01/35 ..... 55 55,087
Security
Par (000)
Par (000) Value
California (continued)
Series 2017A , RB , 5.00% , 11/01/36 ..... USD 1,960 $ 1,984,071
Series 2015A , RB , 5.00% , 11/01/38 ..... 50 50,068
Series 2026A , RB , 5.00% , 11/01/38 ..... 8,000 9,004,462
Series 2020C , RB , 3.00% , 11/01/39 ..... 7,100 6,147,254
Series 2026A , RB , 5.00% , 11/01/40 ..... 5,000 5,500,405
Series 2026A , RB , 5.00% , 11/01/42 ..... 2,025 2,208,461
Series 2026A , RB , 5.00% , 11/01/43 ..... 10,000 10,847,169
Series 2015A , RB , 5.00% , 11/01/43 ..... 35 35,039
Series 2018A , RB , 5.00% , 11/01/43 ..... 3,000 3,079,827
Series 2019A , RB , 5.00% , 11/01/44 ..... 2,000 2,061,151
Series 2026A , RB , 5.00% , 11/01/44 ..... 10,000 10,783,626
Series 2020C , RB , 4.00% , 11/01/45 ..... 19,940 19,227,891
Series 2016A , RB , 4.00% , 11/01/45 ..... 8,300 7,616,470
Series 2021A , RB , 3.00% , 11/01/46 ..... 1,720 1,315,502
Series 2026A , RB , 5.00% , 11/01/46 ..... 1,250 1,333,026
Series 2017A , RB , 5.00% , 11/01/47 ..... 13,900 13,988,205
Series 2018A , RB , 5.00% , 11/01/48 ..... 10,875 11,059,072
Series 2023A , RB , 5.25% , 11/01/48 ..... 1,840 1,954,641
Series 2019A , RB , 5.00% , 11/01/49 ..... 2,150 2,192,691
Series 2025A , RB , 5.25% , 11/01/50 ..... 3,950 4,209,147
Series 2020C , RB , 3.00% , 11/01/51 ..... 9,000 6,445,711
Series 2026A , RB , 5.00% , 11/01/51 ..... 3,750 3,925,440
Series 2024A , RB , 5.50% , 11/01/55 ..... 4,600 4,933,445
Series 2026A , RB , 5.00% , 11/01/57 ..... 6,000 6,220,094
California Statewide Communities Development
Authority, Series 2017, RB, 5.00%, 05/15/42 500 501,383
Campbell Union School District, Series 2011C,
GO, 0.00%, 08/01/36
(a)
............. 2,215 1,523,939
Cerritos Community College District
Series 2019C , GO , 3.00% , 08/01/44 ..... 15,000 11,862,721
Series 2026B , GO , 5.00% , 08/01/56 ..... 2,165 2,272,907
Chabot-Las Positas Community College District
Series 2026 , GO , 5.00% , 08/01/33 ...... 2,700 3,076,095
Series 2026 , GO , 5.00% , 08/01/36 ...... 3,500 4,039,030
Series 2017A , GO , 4.00% , 08/01/42 ..... 5,000 4,679,588
Series D , GO , 5.00% , 08/01/46 ........ 1,070 1,145,061
Series D , GO , 5.00% , 08/01/47 ........ 1,600 1,701,912
Series C , GO , 5.25% , 08/01/48 ........ 4,600 4,869,601
Chaffey Community College District, Series A,
GO, 5.00%, 06/01/48 .............. 2,300 2,403,578
Chaffey Joint Union High School District
Series B , GO , 4.00% , 08/01/44 ........ 2,000 1,880,108
Series C , GO , 4.00% , 08/01/47 ........ 10,000 9,284,599
Series G , GO , 5.25% , 08/01/52 ........ 20,895 21,687,343
Chino Valley Unified School District, Series
2024D, GO, 5.00%, 08/01/55 ......... 11,565 11,867,501
City & County of San Francisco
Series 2022R-1 , GO , 5.00% , 06/15/29 ... 1,000 1,067,794
Series 2022R-1 , GO , 5.00% , 06/15/30 ... 1,250 1,358,302
Series 2022R-1 , GO , 5.00% , 06/15/31 ... 750 827,649
Series 2022R-1 , GO , 5.00% , 06/15/32 ... 500 559,103
Series 2024-R1 , GO , 5.00% , 06/15/32 ... 3,820 4,271,545
City of Glendale
Series 2025 , RB , 5.00% , 02/01/49 ...... 4,325 4,471,799
Series 2024-2 , RB , 5.00% , 02/01/54 ..... 8,000 8,061,194
Series 2025 , RB , 5.00% , 02/01/55 ...... 7,765 8,027,948
City of Hayward, Series 2025, RB,
4.00%, 03/01/52 ................. 5,225 4,785,234
City of Irvine
Series 2025 , 5.00% , 09/01/55 ......... 3,435 3,586,685
Series 2025 , 5.00% , 09/01/60 ......... 4,645 4,831,475
City of Long Beach
Series C , RB , 5.00% , 05/15/47 ......... 1,000 1,005,899
Series 2019A , RB , 5.00% , 05/15/49 ..... 4,190 4,279,109
City of Los Angeles, RB, 5.00%, 06/24/27 ... 25,000 25,525,090

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
City of Los Angeles Department of Airports
Series 2026C , RB , 5.00% , 05/15/28
(c)
.... USD 1,665 $ 1,735,965
Series 2026C , RB , 5.00% , 05/15/29
(c)
.... 1,040 1,107,319
Series 2020B , RB , 5.00% , 05/15/29 ..... 2,000 2,129,588
Series 2025D , RB , 5.00% , 05/15/29 ..... 1,035 1,101,782
Series 2020A , RB , 5.00% , 05/15/30 ..... 4,020 4,310,498
Series 2020A , RB , 5.00% , 05/15/31 ..... 1,500 1,606,533
Series 2025D , RB , 5.00% , 05/15/31 ..... 3,530 3,879,477
Series 2025E , RB , 5.00% , 05/15/32 ..... 2,350 2,612,155
Series 2020B , RB , 5.00% , 05/15/32 ..... 2,000 2,159,931
Series 2025D , RB , 5.00% , 05/15/33 ..... 5,500 6,182,631
Series 2020A , RB , 5.00% , 05/15/35 ..... 1,500 1,588,767
Series 2025D , RB , 5.00% , 05/15/35 ..... 2,500 2,842,143
Series 2020A , RB , 5.00% , 05/15/36 ..... 1,505 1,588,615
Series 2020A , RB , 5.00% , 05/15/38 ..... 2,175 2,279,085
Series 2020B , RB , 4.00% , 05/15/39 ..... 5,000 5,018,008
Series 2026C , RB , 5.00% , 05/15/39
(c)
.... 3,750 4,143,116
Series 2020B , RB , 4.00% , 05/15/40 ..... 3,900 3,893,203
Series 2020A , RB , 5.00% , 05/15/40 ..... 1,000 1,039,940
Series B , RB , 5.00% , 05/15/42 ......... 4,390 4,426,397
Series 2020D , RB , 5.00% , 05/15/44 ..... 2,920 3,028,610
Series 2019E , RB, AMT , 5.00% , 05/15/44 . 2,000 2,045,512
Series 2021B , RB , 5.00% , 05/15/45 ..... 7,000 7,277,799
Series 2025D , RB , 5.00% , 05/15/48 ..... 2,500 2,601,654
Series 2018E , RB , 5.00% , 05/15/48 ..... 1,500 1,521,437
Series 2025D , RB , 5.25% , 05/15/48 ..... 2,000 2,121,559
Series 2025D , RB , 5.25% , 05/15/51 ..... 33,700 35,323,669
Series 2025E , RB , 5.25% , 05/15/55 ..... 13,915 14,505,640
City of Los Angeles Wastewater System
Series 2025C , RB , 5.00% , 06/01/27 ..... 10,000 10,196,308
Series 2022C , RB , 5.00% , 06/01/29 ..... 2,405 2,564,864
Series 2022C , RB , 5.00% , 06/01/30 ..... 7,000 7,599,170
Series A , RB , 5.00% , 06/01/31 ......... 3,000 3,051,504
Series 2018A , RB , 5.00% , 06/01/43 ..... 1,500 1,528,884
Series 2022A , RB , 5.00% , 06/01/47 ..... 3,500 3,643,795
Series A , RB , 5.25% , 06/01/47 ......... 1,500 1,514,095
Series 2025A , RB , 5.00% , 06/01/55 ..... 4,000 4,145,577
City of Oakland, Series 2025B-1, GO,
5.00%, 07/15/55 ................. 3,000 3,062,229
City of Riverside, Series 2019A, RB,
5.00%, 10/01/48 ................. 6,895 7,001,115
City of San Diego, RB, 5.00%, 06/30/27 .... 15,000 15,320,999
City of San Francisco
Series A , RB , 5.00% , 11/01/27 ......... 4,575 4,595,393
Series 2025, Sub-Series F , RB ,
5.00% , 11/01/31 ................ 8,000 8,883,111
Series 2025, Sub-Series F , RB ,
5.00% , 11/01/32 ................ 6,000 6,725,752
Series 2023C , RB , 5.00% , 11/01/33 ..... 3,000 3,397,088
Series 2025, Sub-Series F , RB ,
5.00% , 11/01/33 ................ 10,000 11,323,625
Series 2023C , RB , 5.00% , 11/01/34 ..... 3,000 3,373,471
Series A , RB , 4.00% , 11/01/39 ......... 19,695 18,787,919
Series 2025, Sub-Series F , RB ,
5.00% , 11/01/39 ................ 1,700 1,922,126
Series 2020C , RB , 4.00% , 11/01/50 ..... 4,000 3,691,544
Series 2020A , RB , 5.00% , 11/01/50 ..... 9,345 9,612,129
Series 2023AB , RB , 5.25% , 11/01/52 .... 6,265 6,568,574
Series 2025, Sub-Series D , RB ,
5.00% , 11/01/55 ................ 10,000 10,317,385
Series 2025, Sub-Series E , RB ,
5.25% , 11/01/55 ................ 18,125 19,064,174
City of San Jose
Series 2019A-1 , GO , 5.00% , 09/01/45 .... 13,000 13,357,947
Series 2019A-1 , GO , 5.00% , 09/01/47 .... 3,615 3,701,291
Security
Par (000)
Par (000) Value
California (continued)
City of Santa Rosa, Series 2002B, RB,
0.00%, 09/01/32 (AMBAC)
(a)
.......... USD 10,880 $ 8,955,839
Clovis Unified School District, Series D, GO,
4.00%, 08/01/40 ................. 235 227,867
Coast Community College District
Series 2006B , GO , 0.00% , 08/01/27
(a)
.... 6,475 6,318,277
Series 2006B , GO , 0.00% , 08/01/28 ( AGM )
(a)
7,075 6,710,531
Series 2019F , GO , 0.00% , 08/01/41
(a)
.... 1,000 502,303
Series 2019F , GO , 0.00% , 08/01/42
(a)
.... 1,000 480,749
Series 2017D , GO , 4.00% , 08/01/42 ..... 2,000 1,866,638
Colton Joint Unified School District
Series 2010B , GO , 0.00% , 08/01/42
(a)
.... 16,500 7,962,778
Series A , GO , 5.00% , 08/01/55 ( BAM ) .... 5,000 5,130,783
Contra Costa Community College District, Series
2014A, GO, 4.00%, 08/01/39 ......... 25,830 25,234,352
Corona-Norco Unified School District, Series C,
GO, 0.00%, 08/01/39
(a)
............. 13,925 8,116,871
County of Los Angeles, Series A, RB,
5.00%, 06/30/27 ................. 25,430 25,969,935
County of Riverside, RB, 5.00%, 06/30/27 ... 18,500 18,912,985
County of Sacramento Airport System
Series 2025B , RB , 5.00% , 07/01/40 ..... 2,085 2,272,630
Series 2024 , RB , 5.00% , 07/01/49 ...... 2,500 2,586,721
Series 2024 , RB , 5.00% , 07/01/54 ...... 2,500 2,563,582
County of Santa Clara
Series 2022D , GO , 5.00% , 08/01/34 ..... 4,000 4,475,619
Series 2017C , GO , 4.00% , 08/01/37 ..... 11,305 11,316,324
Series 2017C , GO , 4.00% , 08/01/38 ..... 3,015 3,015,232
Desert Community College District, Series 2017,
GO, 4.00%, 08/01/39 .............. 8,000 7,776,699
Downey Unified School District
Series B , GO , 4.00% , 08/01/51 ........ 2,310 2,079,365
Series B , GO , 5.00% , 08/01/57 ........ 3,820 3,939,003
Dublin Unified School District
Series B , GO , 4.00% , 08/01/42 ........ 3,040 2,973,035
Series B , GO , 4.13% , 08/01/49 ........ 2,710 2,535,944
Series B , GO , 4.25% , 08/01/53 ........ 5,000 4,697,803
East Bay Municipal Utility District Wastewater
System, Series 2026B, RB, 5.00%, 06/01/40 2,500 2,767,255
East Bay Municipal Utility District Water System
Series 2025B , RB , 5.00% , 06/01/27 ..... 4,030 4,116,100
Series 2017B , RB , 5.00% , 06/01/31 ..... 2,000 2,035,581
Series 2025B , RB , 5.00% , 06/01/32 ..... 3,000 3,371,400
Series 2017B , RB , 5.00% , 06/01/34 ..... 3,085 3,132,914
Series 2017B , RB , 5.00% , 06/01/36 ..... 2,105 2,134,793
Series 2025B , RB , 5.00% , 06/01/37 ..... 5,000 5,660,779
Series 2026B , RB , 5.00% , 06/01/38 ..... 4,375 4,960,127
Series 2026B , RB , 5.00% , 06/01/39 ..... 7,805 8,735,716
Series 2017A , RB , 5.00% , 06/01/42 ..... 8,000 8,081,647
Series 2017A , RB , 5.00% , 06/01/45 ..... 7,240 7,304,113
Series 2019A , RB , 5.00% , 06/01/49 ..... 4,750 4,853,257
Series 2024A , RB , 5.00% , 06/01/49 ..... 5,000 5,232,554
Series 2026A , RB , 5.00% , 06/01/51 ..... 1,785 1,877,019
Series 2025A , RB , 5.00% , 06/01/55 ..... 3,335 3,476,246
Series 2026A , RB , 5.00% , 06/01/56 ..... 1,820 1,901,798
East County Advanced Water Purification Joint
Powers Authority, RB, 3.13%, 09/01/26 ... 50,365 50,365,000
Eastern Municipal Water District Financing
Authority
Series 2020A , RB , 4.00% , 07/01/38 ..... 7,125 7,210,269
Series 2017D , RB , 5.00% , 07/01/47 ..... 1,500 1,511,171
El Camino Community College District
Fountation (The)
Series 2012C , GO , 0.00% , 08/01/29
(a)
.... 6,000 5,520,381
Series 2012C , GO , 0.00% , 08/01/31
(a)
.... 1,000 857,704

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2012C , GO , 0.00% , 08/01/32
(a)
.... USD 200 $ 165,166
Series 2012C , GO , 0.00% , 08/01/33
(a)
.... 1,000 793,673
Series 2012C , GO , 0.00% , 08/01/34
(a)
.... 12,415 9,441,841
Series 2016A , GO , 4.00% , 08/01/45 ..... 2,000 1,861,618
El Dorado Irrigation District, Series 2020A, COP,
4.00%, 03/01/45 ................. 5,000 4,686,150
Elk Grove Unified School District
Series 2021 , GO , 2.00% , 08/01/34 ...... 3,000 2,532,440
Series 2021 , GO , 2.00% , 08/01/35 ...... 5,930 4,862,145
Escondido Union High School District
(a)
Series 2011C , GO , 0.00% , 08/01/46 ..... 4,405 1,720,195
Series 2011C , GO , 0.00% , 08/01/51 ..... 2,850 881,940
Foothill-De Anza Community College District
Series B , GO , 0.00% , 08/01/33 ( AMBAC )
(a)
3,805 3,046,758
Series 2003B , GO , 0.00% , 08/01/34
( NPFGC-IBC, FGIC )
(a)
............ 14,840 11,454,269
Series A , GO , 0.00% , 08/01/34 ( AMBAC )
(a)
2,500 1,920,633
Series A , GO , 0.00% , 08/01/36 ( AMBAC )
(a)
6,300 4,415,381
Series 2016 , GO , 4.00% , 08/01/40 ...... 4,000 3,804,796
Foothill-Eastern Transportation Corridor Agency
Series 1995A , RB , 0.00% , 01/01/28
(a)
.... 4,450 4,308,801
Series 2013A , RB , 6.13% , 01/15/28 ..... 5,040 5,291,320
Series 1995A , RB , 0.00% , 01/01/30
(a)
.... 1,000 916,053
Series 2013A , RB , 5.40% , 01/15/30 ..... 10,000 10,873,003
Series 2015A , RB , 0.00% , 01/15/34
(a)
.... 12,500 9,579,105
Series 2015A , RB , 0.00% , 01/15/35
(a)
.... 1,700 1,244,196
Series 2013A , RB , 0.00% , 01/15/36
(a)
.... 7,010 4,933,778
Series 2013A , RB , 0.00% , 01/15/37 ( AGM )
(a)
1,000 669,346
Series 2021A , RB , 4.00% , 01/15/46 ..... 47,300 43,030,260
Series 2013B-1 , RB , 3.95% , 01/15/53 .... 1,800 1,542,672
Fremont Union High School District
Series 2021A , GO , 3.00% , 08/01/40 ..... 3,825 3,218,327
Series 2019A , GO , 4.00% , 08/01/46 ..... 2,660 2,548,042
Series 2023 , GO , 4.00% , 08/01/48 ...... 9,000 8,546,792
Fullerton Joint Union High School District, Series
2025A, GO, 4.00%, 08/01/51 ......... 7,500 6,866,909
Glendale Community College District, Series
2025A, GO, 5.00%, 08/01/55 ......... 12,665 13,105,257
Grossmont Union High School District, Series
2026A, GO, 5.00%, 08/01/33 ......... 1,250 1,409,858
Grossmont-Cuyamaca Community College
District, Series 2008C, GO, 0.00%, 08/01/30
(a)
8,800 7,819,096
Hayward Area Recreation & Park District, Series
A, GO, 4.00%, 08/01/46 ............ 8,950 8,608,048
Hayward Unified School District
Series 2019A , GO , 5.00% , 08/01/44 ( BAM ) 2,300 2,345,813
Series 2025B , GO , 5.00% , 08/01/50 ( BAM ) 3,500 3,600,462
Series 2025B , GO , 5.00% , 08/01/55 ( BAM ) 4,000 4,085,183
Imperial Irrigation District Electric System, Series
2026, RB, 5.00%, 11/01/31 .......... 2,745 3,043,824
Irvine Ranch Water District, Series 2016, COP,
5.00%, 03/01/41 ................. 6,000 6,006,141
Lodi Unified School District, Series 2020, GO,
3.00%, 08/01/43 ................. 11,490 8,961,850
Long Beach Community College District
Series 2008A , GO , 0.00% , 06/01/29
(a)
.... 5,420 5,012,647
Series 2016B , GO , 4.00% , 08/01/41 ..... 3,590 3,318,062
Series 2012B , GO , 0.00% , 08/01/49
(a)
.... 2,000 1,408,281
Series 2019C , GO , 4.00% , 08/01/49 ..... 10,675 9,712,252
Series 2025E , GO , 5.00% , 08/01/52 ..... 5,335 5,556,086
Long Beach Unified School District
Series B , GO , 3.00% , 08/01/37 ........ 2,420 2,193,737
Series 2026 , GO , 5.00% , 08/01/39 ...... 18,790 20,961,489
Series F , GO , 3.00% , 08/01/47 ......... 22,525 16,754,257
Series B , GO , 3.00% , 08/01/48 ........ 5,000 3,652,760
Security
Par (000)
Par (000) Value
California (continued)
Series C , GO , 4.00% , 08/01/48 ........ USD 11,845 $ 11,307,810
Series B , GO , 3.00% , 08/01/50 ........ 6,000 4,264,192
Los Angeles Community College District
Series D , GO , 5.00% , 08/01/29 ........ 12,915 13,865,492
Series D , GO , 5.00% , 08/01/30 ........ 9,285 10,157,790
Series L , GO , 5.00% , 08/01/36 ........ 2,030 2,231,692
Series J , GO , 4.00% , 08/01/37 ......... 2,500 2,501,660
Series L , GO , 5.00% , 08/01/37 ........ 1,005 1,098,804
Series 2026 , GO , 5.00% , 08/01/38 ...... 15,000 16,957,927
Series K , GO , 3.00% , 08/01/39 ........ 2,145 1,813,146
Series 2026 , GO , 5.00% , 08/01/39 ...... 3,035 3,388,695
Series J , GO , 4.00% , 08/01/41 ......... 5,000 4,728,122
Series 2026 , GO , 5.00% , 08/01/41 ...... 7,250 8,169,994
Series 2026 , GO , 5.00% , 08/01/42 ...... 4,000 4,507,927
Los Angeles County Facilities 2, Inc.
Series 2024A , RB , 5.25% , 06/01/49 ..... 14,090 14,831,130
Series 2024A , RB , 5.25% , 06/01/57 ..... 1,000 1,035,719
Los Angeles County Facilities, Inc.
Series 2018A , RB , 5.00% , 12/01/43 ..... 1,000 1,023,241
Series 2018A , RB , 4.00% , 12/01/48 ..... 2,305 2,078,752
Los Angeles County Metropolitan Transportation
Authority
(c)
Series 2026A , RB , 5.00% , 06/01/43 ..... 1,250 1,304,250
Series 2026A , RB , 5.00% , 06/01/44 ..... 1,300 1,349,831
Series 2026A , RB , 5.00% , 06/01/45 ..... 1,250 1,293,605
Series 2026A , RB , 5.50% , 06/01/51 ..... 13,410 14,164,453
Series 2026A , RB , 5.00% , 06/01/56 ..... 8,000 8,022,190
Series 2026A , RB , 5.25% , 06/01/56 ..... 4,000 4,100,040
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2021A , RB , 5.00% , 06/01/28 ..... 5,000 5,231,233
Series 2021A , RB , 5.00% , 06/01/30 ..... 3,755 4,085,951
Series 2020A , RB , 5.00% , 06/01/31 ..... 4,000 4,333,721
Series 2023A , RB , 5.00% , 07/01/31 ..... 2,000 2,215,007
Series 2021A , RB , 5.00% , 06/01/32 ..... 3,250 3,578,280
Series 2020A , RB , 5.00% , 06/01/32 ..... 2,785 3,007,653
Series 2021A , RB , 5.00% , 06/01/33 ..... 2,000 2,192,735
Series 2020A , RB , 5.00% , 06/01/33 ..... 6,585 6,940,960
Series 2026A , RB , 5.00% , 06/01/34 ..... 10,000 11,421,178
Series 2020A , RB , 4.00% , 06/01/35 ..... 3,800 3,912,854
Series 2026A , RB , 5.00% , 06/01/35 ..... 10,000 11,334,589
Series 2020A , RB , 5.00% , 06/01/35 ..... 1,500 1,603,773
Series 2021A , RB , 4.00% , 06/01/36 ..... 2,000 2,045,511
Series 2020A , RB , 5.00% , 06/01/36 ..... 8,080 8,604,983
Series 2020A , RB , 5.00% , 06/01/37 ..... 4,800 5,095,429
Series 2026A , RB , 5.00% , 06/01/37 ..... 3,250 3,626,880
Series 2019A , RB , 5.00% , 07/01/37 ..... 2,000 2,064,427
Series 2026A , RB , 5.00% , 06/01/38 ..... 1,750 1,937,327
Series 2021A , RB , 4.00% , 06/01/39 ..... 5,000 5,020,227
Series 2026A , RB , 5.00% , 06/01/39 ..... 800 875,552
Series 2026-B , RB , 5.00% , 07/01/39 ..... 2,145 2,380,481
Series 2017A , RB , 5.00% , 07/01/39 ..... 10,000 10,122,175
Series 2019A , RB , 5.00% , 07/01/39 ..... 3,400 3,493,679
Series 2017A , RB , 5.00% , 07/01/40 ..... 8,000 8,091,037
Series 2017A , RB , 5.00% , 07/01/42 ..... 7,990 8,074,397
Series 2026-B , RB , 5.00% , 07/01/43 ..... 2,000 2,165,734
Series 2019A , RB , 5.00% , 07/01/44 ..... 4,000 4,111,827
Series 2026-B , RB , 5.00% , 07/01/45 ..... 2,000 2,148,519
Los Angeles County Public Works Financing
Authority
Series 2026K , RB , 5.00% , 12/01/28 ..... 2,000 2,111,373
Series 2026K , RB , 5.00% , 12/01/31 ..... 1,500 1,665,982
Series 2024H , RB , 5.00% , 12/01/37 ..... 5,165 5,733,813
Series 2024H , RB , 5.00% , 12/01/38 ..... 3,865 4,245,119
Series 2024H , RB , 5.00% , 12/01/40 ..... 1,750 1,891,225

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2025J , RB , 5.00% , 12/01/40 ..... USD 3,200 $ 3,484,396
Series 2025J , RB , 5.00% , 12/01/43 ..... 1,000 1,070,466
Series 2025J , RB , 5.00% , 12/01/44 ..... 1,270 1,356,141
Series 2025J , RB , 5.00% , 12/01/45 ..... 2,000 2,127,229
Series 2025J , RB , 5.00% , 12/01/46 ..... 4,000 4,230,594
Series 2025J , RB , 5.00% , 12/01/47 ..... 15,730 16,541,997
Series 2019E-1 , RB , 5.00% , 12/01/49 .... 10,645 10,894,241
Series 2024H , RB , 5.50% , 12/01/49 ..... 6,650 7,165,662
Series 2024H , RB , 5.25% , 12/01/53 ..... 7,200 7,545,676
Series 2025J , RB , 5.50% , 12/01/54 ..... 1,250 1,343,778
Series 2026A , RB , 5.00% , 03/01/56 ..... 4,585 4,734,246
Los Angeles County Sanitation Districts
Financing Authority
Series 2016A , RB , 4.00% , 10/01/42 ..... 13,500 13,520,193
Series 2026A , RB , 5.00% , 10/01/43
(c)
.... 3,000 3,259,735
Series 2026A , RB , 5.00% , 10/01/51
(c)
.... 1,785 1,864,738
Series 2026A , RB , 5.00% , 10/01/56
(c)
.... 2,140 2,212,442
Los Angeles Department of Water & Power
Series 2024C , RB , 5.00% , 07/01/27 ..... 7,000 7,146,503
Series 2025D , RB , 5.00% , 07/01/27 ..... 1,840 1,878,509
Series 2020A , RB , 5.00% , 07/01/27 ..... 6,415 6,549,260
Series 2024E , RB , 5.00% , 07/01/28 ..... 9,165 9,554,362
Series 2017B , RB , 5.00% , 07/01/28 ..... 4,095 4,124,715
Series 2025A , RB , 5.00% , 07/01/28 ..... 2,285 2,350,870
Series 2022E , RB , 5.00% , 07/01/28 ..... 4,975 5,186,356
Series 2020A , RB , 5.00% , 07/01/28 ..... 12,815 13,359,427
Series 2023A , RB , 5.00% , 07/01/29 ..... 16,500 17,471,197
Series 2022E , RB , 5.00% , 07/01/29 ..... 2,000 2,117,721
Series 2020A , RB , 5.00% , 07/01/29 ..... 20,220 21,410,157
Series 2024E , RB , 5.00% , 07/01/30 ..... 19,850 21,286,048
Series 2025C , RB , 5.00% , 07/01/30 ..... 20,950 22,277,463
Series 2019B , RB , 5.00% , 07/01/31 ..... 4,005 4,169,901
Series 2023A , RB , 5.00% , 07/01/31 ..... 12,035 13,034,543
Series 2025B , RB , 5.00% , 07/01/32 ..... 4,615 5,041,399
Series 2019B , RB , 5.00% , 07/01/32 ..... 1,755 1,823,091
Series 2023A , RB , 5.00% , 07/01/32 ..... 1,495 1,633,129
Series 2026B , RB , 5.00% , 07/01/32 ..... 1,665 1,818,836
Series 2026A , RB , 5.00% , 07/01/32 ..... 1,430 1,562,124
Series 2025B , RB , 5.00% , 07/01/33 ..... 4,820 5,297,187
Series 2025B , RB , 5.00% , 07/01/34 ..... 2,000 2,202,152
Series 2025C , RB , 5.00% , 07/01/35 ..... 1,470 1,618,383
Series 2022B , RB , 5.00% , 07/01/35 ..... 1,500 1,605,291
Series 2017B , RB , 5.00% , 07/01/36 ..... 2,000 2,008,381
Series 2026B , RB , 5.00% , 07/01/36 ..... 3,000 3,293,724
Series 2025A , RB , 5.00% , 07/01/36 ( BAM ) 350 382,446
Series 2022A , RB , 5.00% , 07/01/37 ..... 3,160 3,317,025
Series 2024B , RB , 5.00% , 07/01/38 ..... 17,970 19,083,666
Series 2023E , RB , 5.00% , 07/01/38 ..... 5,575 5,899,992
Series 2025C , RB , 5.00% , 07/01/38 ..... 3,290 3,528,795
Series 2024A , RB , 5.00% , 07/01/39 ..... 1,050 1,103,787
Series 2025D , RB , 5.00% , 07/01/39 ..... 8,920 9,454,586
Series 2025C , RB , 5.00% , 07/01/40 ..... 4,500 4,735,666
Series 2022C , RB , 5.00% , 07/01/40 ..... 12,270 12,686,029
Series 2020B , RB , 5.00% , 07/01/40 ..... 12,440 12,752,439
Series 2025D , RB , 5.00% , 07/01/40 ..... 9,400 9,892,280
Series 2022A , RB , 5.00% , 07/01/41 ..... 1,000 1,027,481
Series 2025A , RB , 5.00% , 07/01/42 ( BAM ) 600 626,991
Series 2025C , RB , 5.00% , 07/01/42 ..... 8,000 8,347,834
Series 2017A , RB , 5.00% , 07/01/42 ..... 7,495 7,510,120
Series 2017C , RB , 5.00% , 07/01/42 ..... 2,000 2,010,411
Series 2022C , RB , 5.00% , 07/01/42 ..... 5,515 5,670,509
Series 2024A , RB , 5.00% , 07/01/43 ..... 3,275 3,374,660
Series 2022C , RB , 5.00% , 07/01/43 ..... 2,155 2,204,730
Series 2018D , RB , 5.00% , 07/01/43 ..... 1,725 1,746,665
Series 2024A , RB , 5.00% , 07/01/44 ..... 5,000 5,138,570
Security
Par (000)
Par (000) Value
California (continued)
Series 2026B , RB , 5.00% , 07/01/44 ..... USD 1,675 $ 1,731,664
Series 2019D , RB , 5.00% , 07/01/44 ..... 13,000 13,180,574
Series 2026A , RB , 5.00% , 07/01/46 ..... 900 926,375
Series 2025D , RB , 5.00% , 07/01/46 ..... 5,000 5,140,145
Series 2026B , RB , 5.00% , 07/01/46 ..... 1,000 1,029,306
Series 2021B , RB , 5.00% , 07/01/46 ..... 3,535 3,588,477
Series 2022A , RB , 5.00% , 07/01/46 ..... 3,880 3,944,778
Series 2017C , RB , 5.00% , 07/01/47 ..... 12,115 12,147,875
Series 2026A , RB , 5.00% , 07/01/48 ..... 3,500 3,570,142
Series 2019D , RB , 5.00% , 07/01/49 ..... 21,630 21,810,686
Series 2019A , RB , 5.00% , 07/01/49 ..... 14,500 14,600,733
Series 2019C , RB , 5.00% , 07/01/49 ..... 1,250 1,260,442
Series 2019A , RB , 5.25% , 07/01/49 ..... 2,500 2,532,127
Series 2025A , RB , 5.00% , 07/01/50 ..... 15,925 16,127,770
Series 2020B , RB , 5.00% , 07/01/50 ..... 4,230 4,257,295
Series 2021C , RB , 5.00% , 07/01/51 ..... 17,980 18,123,123
Series 2022A , RB , 5.00% , 07/01/51 ..... 1,635 1,648,015
Series 2025D , RB , 5.00% , 07/01/52 ..... 5,000 5,052,733
Series 2024C , RB , 5.00% , 07/01/54 ..... 500 503,366
Series 2025D , RB , 5.25% , 07/01/56 ..... 3,930 4,029,178
Series 2026A , RB , 5.25% , 07/01/56 ..... 2,335 2,396,576
Los Angeles Department of Water & Power
Water System
Series 2025C , RB , 5.00% , 07/01/28 ..... 4,750 4,963,979
Series 2020B , RB , 4.00% , 07/01/29 ..... 2,000 2,050,457
Series 2025C , RB , 5.00% , 07/01/29 ..... 10,150 10,761,664
Series 2025A , RB , 5.00% , 01/01/30 ..... 7,950 8,393,822
Series 2020B , RB , 4.00% , 07/01/30 ..... 2,000 2,058,866
Series 2025B , RB , 5.00% , 07/01/31 ..... 1,980 2,151,853
Series 2026A , RB , 5.00% , 07/01/32 ..... 6,140 6,707,300
Series 2023A , RB , 5.00% , 07/01/33 ..... 5,000 5,507,836
Series 2026A , RB , 5.00% , 07/01/33 ..... 10,000 11,015,671
Series 2026A , RB , 5.00% , 07/01/34 ..... 7,000 7,717,613
Series 2025C , RB , 5.00% , 07/01/34 ..... 6,530 7,199,431
Series 2023A , RB , 5.00% , 07/01/34 ..... 5,000 5,454,593
Series 2025B , RB , 5.00% , 07/01/35 ..... 800 880,752
Series 2025C , RB , 5.00% , 07/01/35 ..... 6,500 7,156,114
Series 2020C , RB , 5.00% , 07/01/36 ..... 2,250 2,350,540
Series 2020C , RB , 5.00% , 07/01/37 ..... 3,050 3,175,738
Series 2018B , RB , 5.00% , 07/01/37 ..... 2,000 2,040,522
Series 2022B , RB , 5.00% , 07/01/37 ..... 7,000 7,390,686
Series 2020C , RB , 5.00% , 07/01/38 ..... 1,000 1,036,775
Series 2022B , RB , 5.00% , 07/01/38 ..... 6,670 7,001,808
Series 2020A , RB , 5.00% , 07/01/40 ..... 5,065 5,203,026
Series 2020C , RB , 5.00% , 07/01/40 ..... 5,250 5,393,068
Series 2025C , RB , 5.00% , 07/01/40 ..... 3,000 3,170,678
Series 2020A , RB , 5.00% , 07/01/41 ..... 1,500 1,536,559
Series 2024B , RB , 5.00% , 07/01/41 ..... 4,800 5,020,579
Series 2025C , RB , 5.00% , 07/01/41 ..... 2,500 2,626,998
Series 2020C , RB , 5.00% , 07/01/41 ..... 2,000 2,048,745
Series 2022C , RB , 5.00% , 07/01/41 ..... 4,610 4,774,219
Series 2024B , RB , 5.00% , 07/01/42 ..... 3,000 3,128,142
Series 2018B , RB , 5.00% , 07/01/43 ..... 2,500 2,531,398
Series 2017A , RB , 5.00% , 07/01/44 ..... 17,715 17,743,654
Series 2026A , RB , 5.00% , 07/01/44 ..... 7,000 7,280,019
Series 2024B , RB , 5.00% , 07/01/44 ..... 4,000 4,138,500
Series 2026A , RB , 5.00% , 07/01/45 ..... 7,000 7,283,705
Series 2022B , RB , 5.00% , 07/01/47 ..... 20,030 20,378,917
Series 2018B , RB , 5.00% , 07/01/48 ..... 2,500 2,517,188
Series 2018A , RB , 5.00% , 07/01/48 ..... 9,745 9,794,113
Series 2025C , RB , 5.00% , 07/01/49 ..... 2,500 2,551,861
Series 2021B , RB , 5.00% , 07/01/49 ..... 3,900 3,946,768
Series 2022D , RB , 5.00% , 07/01/52 ..... 5,650 5,703,426
Series 2025C , RB , 5.00% , 07/01/52 ..... 4,950 5,016,410
Series 2025C , RB , 5.00% , 07/01/55 ..... 3,210 3,243,939

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Los Angeles Unified School District
Series 2016B , GO , 5.00% , 07/01/27 ..... USD 7,920 $ 7,933,443
Series 2017A , GO , 5.00% , 07/01/27 ..... 1,460 1,490,800
Series 2019A , GO , 5.00% , 07/01/27 ..... 1,625 1,659,281
Series 2022QRR , GO , 5.00% , 07/01/28 ... 2,505 2,618,305
Series 2026A , GO , 5.00% , 07/01/28 ..... 11,000 11,497,549
Series 2019A , GO , 5.00% , 07/01/28 ..... 5,005 5,231,385
Series 2024A , GO , 5.00% , 07/01/28 ..... 2,460 2,571,270
Series 2026QRR , GO , 5.00% , 07/01/29 ... 1,330 1,416,137
Series 2019A , GO , 5.00% , 07/01/29 ..... 5,000 5,323,821
Series 2026QRR , GO , 5.00% , 07/01/30 ... 3,075 3,329,937
Series 2024A , GO , 5.00% , 07/01/30 ..... 7,000 7,580,345
Series 2016B , GO , 5.00% , 07/01/30 ..... 10,000 10,016,974
Series 2016B , GO , 3.00% , 07/01/31 ..... 15,405 15,054,929
Series 2021RYRR , GO , 5.00% , 07/01/31 .. 500 548,108
Series 2022QRR , GO , 5.00% , 07/01/31 ... 1,410 1,545,663
Series 2018B-1 , GO , 5.00% , 07/01/31 .... 1,000 1,029,569
Series 2019A , GO , 5.00% , 07/01/31 ..... 3,045 3,226,661
Series 2024A , GO , 5.00% , 07/01/31 ..... 19,625 21,513,223
Series 2016B , GO , 3.00% , 07/01/32 ..... 7,820 7,553,340
Series 2020C , GO , 4.00% , 07/01/32 ..... 5,000 5,192,918
Series 2021RYRR , GO , 5.00% , 07/01/32 .. 2,920 3,209,103
Series 2026QRR , GO , 5.00% , 07/01/32 ... 9,955 11,025,343
Series 2024A , GO , 5.00% , 07/01/32 ..... 23,735 26,286,942
Series 2018B-1 , GO , 5.00% , 07/01/32 .... 3,250 3,340,757
Series 2020C , GO , 4.00% , 07/01/33 ..... 4,750 4,905,777
Series 2018B-1 , GO , 5.00% , 07/01/33 .... 4,000 4,108,644
Series 2019A , GO , 3.00% , 01/01/34 ..... 3,000 2,893,015
Series 2021RYRR , GO , 5.00% , 07/01/34 .. 1,505 1,637,400
Series 2024A , GO , 5.00% , 07/01/34 ..... 3,610 4,051,052
Series 2025A , GO , 5.00% , 07/01/34 ..... 2,800 3,142,091
Series 2026QRR , GO , 5.00% , 07/01/35 ... 5,000 5,633,393
Series 2021RYRR , GO , 4.00% , 07/01/36 .. 5,250 5,367,118
Series 2020RYQ , GO , 4.00% , 07/01/36 ... 3,000 3,049,318
Series 2018B-1 , GO , 5.00% , 07/01/36 .... 2,000 2,047,947
Series 2021RYRR , GO , 4.00% , 07/01/37 .. 5,050 5,126,946
Series 2020RYQ , GO , 4.00% , 07/01/37 ... 1,830 1,850,562
Series 2020C , GO , 4.00% , 07/01/37 ..... 12,990 13,135,957
Series 2025A , GO , 5.00% , 07/01/37 ..... 5,000 5,540,618
Series 2023QRR , GO , 5.00% , 07/01/37 ... 4,000 4,368,194
Series 2020C , GO , 3.00% , 07/01/38 ..... 1,935 1,719,715
Series 2021RYRR , GO , 4.00% , 07/01/38 .. 4,695 4,722,806
Series 2020RYQ , GO , 4.00% , 07/01/38 ... 100 100,437
Series 2020C , GO , 4.00% , 07/01/38 ..... 5,500 5,524,015
Series 2024QRR , GO , 5.00% , 07/01/38 ... 3,000 3,282,936
Series 2022QRR , GO , 5.00% , 07/01/38 ... 2,500 2,685,511
Series 2023QRR , GO , 5.00% , 07/01/38 ... 5,000 5,422,206
Series 2018B-1 , GO , 5.00% , 07/01/38 .... 10,835 11,074,979
Series 2020RYQ , GO , 4.00% , 07/01/39 ... 1,030 1,023,740
Series 2020C , GO , 4.00% , 07/01/39 ..... 10,000 9,939,219
Series 2016A , GO , 4.00% , 07/01/40 ..... 1,045 975,543
Series 2021RYRR , GO , 4.00% , 07/01/40 .. 3,250 3,208,726
Series 2020C , GO , 4.00% , 07/01/40 ..... 1,005 992,237
Series 2024QRR , GO , 5.00% , 07/01/41 ... 3,000 3,199,308
Series 2024QRR , GO , 5.00% , 07/01/42 ... 3,000 3,191,026
Series 2026QRR , GO , 5.00% , 07/01/42 ... 7,500 8,024,827
Series 2018B-1 , GO , 5.25% , 07/01/42 .... 7,900 8,067,832
Series 2026QRR , GO , 5.00% , 07/01/43 ... 1,660 1,767,239
Series 2020RYQ , GO , 4.00% , 07/01/44 ... 41,225 39,543,387
Series 2020C , GO , 4.00% , 07/01/44 ..... 4,500 4,316,440
Series 2026QRR , GO , 5.00% , 07/01/44 ... 12,985 13,758,677
Series 2020C , GO , 3.00% , 07/01/45 ..... 10,000 7,855,506
Series 2021RYRR , GO , 4.00% , 07/01/46 .. 8,285 7,835,979
Series 2022QRR , GO , 5.25% , 07/01/47 ... 3,765 3,947,127
Series 2025A1 , GO , 5.00% , 07/01/49 .... 15,025 15,534,235
Security
Par (000)
Par (000) Value
California (continued)
Series 2024QRR , GO , 5.25% , 07/01/49 ... USD 5,000 $ 5,258,125
Series 2026QRR , GO , 4.25% , 07/01/50 ... 5,000 4,746,768
Series 2026QRR , GO , 5.00% , 07/01/50 ... 10,330 10,670,339
Mendocino-Lake Community College District,
Series B, GO, 0.00%, 08/01/51
(a)
....... 750 231,880
Metropolitan Water District of Southern California
Series 2011C , RB , 5.00% , 10/01/27 ..... 1,000 1,027,677
Series 2024B3 , RB , VRDN,
5.00% , 07/01/31
(b)
............... 1,500 1,617,924
Series 2022A , RB , 5.00% , 10/01/31 ..... 2,425 2,705,274
Series 2019A , RB , 5.00% , 07/01/34 ..... 4,000 4,186,647
Series 2020C , RB , 5.00% , 07/01/38 ..... 10,730 11,389,342
Series 2020C , RB , 5.00% , 07/01/39 ..... 2,520 2,660,516
Series 2021A , RB , 5.00% , 10/01/46 ..... 6,000 6,272,089
Series 2020A , RB , 5.00% , 10/01/49 ..... 7,415 7,581,369
Series 2021A , RB , 5.00% , 10/01/51 ..... 10,000 10,314,281
Miracosta Community College District, Series B,
GO, 4.00%, 08/01/45 .............. 22,405 21,898,463
Morgan Hill Unified School District, Series B,
GO, 4.00%, 08/01/47 .............. 7,500 7,073,248
Mount Diablo Unified School District, Series
2022B, GO, 4.00%, 08/01/35 ......... 4,000 4,145,684
Mt. San Antonio Community College District
Series 2013A , GO , 5.87% , 08/01/28 ..... 750 789,057
Series 2013A , GO , 0.00% , 08/01/43
(a)
.... 12,830 13,248,695
Series 2021E , GO , 0.00% , 08/01/45
(a)
.... 2,900 1,125,443
Series 2025A , GO , 5.25% , 08/01/55 ..... 5,000 5,238,520
Municipal Improvement Corp. of Los Angeles
Series 2026B , RB , 5.00% , 11/01/27 ..... 4,445 4,569,896
Series 2026A , RB , 5.00% , 05/01/28 ..... 4,920 5,114,959
Series 2026B , RB , 5.00% , 11/01/28 ..... 10,510 11,023,340
Series 2026A , RB , 5.00% , 05/01/29 ..... 4,780 5,057,626
Series 2026B , RB , 5.00% , 11/01/29 ..... 10,000 10,666,264
Series 2026A , RB , 5.00% , 05/01/30 ..... 2,725 2,930,205
Series 2016B , RB , 5.00% , 11/01/30 ..... 2,230 2,239,362
Series 2026A , RB , 5.00% , 05/01/33 ..... 3,125 3,476,630
Series 2026B , RB , 5.00% , 11/01/33 ..... 5,000 5,585,426
Series 2026A , RB , 5.00% , 05/01/34 ..... 2,750 3,082,617
Series 2016B , RB , 4.00% , 11/01/34 ..... 2,300 2,305,869
Series 2016B , RB , 4.00% , 11/01/36 ..... 11,040 11,068,172
Series 2026B , RB , 5.00% , 11/01/36 ..... 5,000 5,554,951
Series 2020B , RB , 5.00% , 11/01/38 ..... 2,000 2,099,239
New Haven Unified School District, Series
2020C, GO, 3.00%, 08/01/49 ......... 6,060 4,405,074
Newport Mesa Unified School District
(a)
Series 2011 , GO , 0.00% , 08/01/34 ...... 7,485 5,696,914
Series 2011 , GO , 0.00% , 08/01/35 ...... 13,000 9,458,344
Series 2011 , GO , 0.00% , 08/01/36 ...... 1,400 971,687
Series 2011 , GO , 0.00% , 08/01/38 ...... 3,500 2,186,011
Series 2017 , GO , 0.00% , 08/01/43 ...... 1,500 677,032
Series 2017 , GO , 0.00% , 08/01/44 ...... 1,125 480,962
Series 2017 , GO , 0.00% , 08/01/45 ...... 2,500 1,012,289
Norman Y Mineta San Jose International Airport
SJC, Series 2017B, RB, 5.00%, 03/01/47 .. 1,000 1,003,395
North Orange County Community College
District, Series B, GO, 4.00%, 08/01/44 ... 9,325 8,964,995
Northern California Sanitation Agencies
Financing Authority
Series 2021 , RB , 5.00% , 12/01/27 ...... 1,000 1,034,049
Series 2021 , RB , 5.00% , 12/01/29 ...... 1,000 1,081,034
Series 2021 , RB , 5.00% , 12/01/30 ...... 400 440,059
Series 2021 , RB , 5.00% , 12/01/33 ...... 4,000 4,433,477
Series 2024A , RB , 5.00% , 12/01/37 ..... 15,000 16,799,369
Series 2026A , RB , 5.00% , 08/01/39 ..... 1,145 1,280,363
Series 2026A , RB , 5.00% , 08/01/40 ..... 1,015 1,124,411

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2020A , RB , 5.00% , 12/01/45 ..... USD 7,885 $ 8,229,225
Series 2020A , RB , 5.00% , 12/01/50 ..... 3,525 3,617,926
Ontario Public Financing Authority
Series 2026D , RB , 5.00% , 03/01/51 ..... 2,500 2,585,428
Series 2026D , RB , 5.00% , 03/01/56 ..... 1,875 1,919,921
Orange County Local Transportation Authority
Sales Tax
Series 2019 , RB , 5.00% , 02/15/40 ...... 19,805 20,476,287
Series 2019 , RB , 5.00% , 02/15/41 ...... 1,500 1,545,830
Palomar Community College District
Series 2017 , GO , 4.00% , 08/01/45 ...... 1,900 1,813,745
Series D , GO , 5.25% , 08/01/45 ........ 1,000 1,010,796
Pasadena Area Community College District,
Series 2023A-1, GO, 5.00%, 08/01/48 ... 2,340 2,417,026
Pasadena Unified School District
Series 2026 , GO , 5.00% , 08/01/33 ...... 3,505 3,967,301
Series 2026 , GO , 5.00% , 08/01/34 ...... 2,500 2,845,700
Series 2026 , GO , 5.00% , 08/01/35 ...... 1,750 1,998,004
Peralta Community College District
Series 2026D-1 , GO , 4.50% , 08/01/51
(c)
.. 4,000 3,904,442
Series 2025C-1 , GO , 5.00% , 08/01/54 ... 4,000 4,095,362
Series 2026D-1 , GO , 5.00% , 08/01/54
(c)
.. 6,250 6,411,888
Placentia-Yorba Linda Unified School District
(a)
Series D , GO , 0.00% , 08/01/42 ........ 1,205 606,997
Series D , GO , 0.00% , 08/01/46 ........ 2,500 1,002,074
Pomona Unified School District, Series A, GO,
5.00%, 08/01/55 ................. 2,310 2,375,053
Poway Unified School District
(a)
Series A , GO , 0.00% , 08/01/29 ........ 2,000 1,841,567
Series B , GO , 0.00% , 08/01/33 ........ 1,000 795,319
Series B , GO , 0.00% , 08/01/34 ........ 4,630 3,529,292
Series B , GO , 0.00% , 08/01/36 ........ 13,250 9,217,621
Series B , GO , 0.00% , 08/01/41 ........ 1,500 790,709
Series B , GO , 0.00% , 08/01/46 ........ 9,615 3,812,694
Series B , GO , 0.00% , 08/01/51 ........ 3,750 1,130,677
Rio Hondo Community College District
Series 2010C , GO , 6.63% , 08/01/42 ..... 560 659,685
Series 2010C , GO , 6.85% , 08/01/42 ..... 7,500 8,948,683
Series 2022D , GO , 0.00% , 08/01/46
(a)
.... 11,835 4,467,586
River Islands Public Financing Authority
(a)
Series 2026A , 0.00% , 09/01/56 ........ 2,935 620,441
Series 2026A , 0.00% , 09/01/57 ........ 2,915 581,966
Series 2026A , 0.00% , 09/01/58 ........ 4,580 863,221
Series 2026A , 0.00% , 09/01/59 ........ 4,595 819,112
Series 2026A , 0.00% , 09/01/60 ........ 4,000 675,849
Series 2026A , 0.00% , 09/01/61 ........ 6,000 956,220
Riverside Community College District, Series
2025A, GO, 4.00%, 08/01/54 ......... 2,915 2,599,798
Riverside County Public Financing Authority,
Series 2025A, 5.00%, 10/01/36 (BAM) ... 1,920 2,147,127
Riverside County Transportation Commission
Series 2021B-1 , RB , 4.00% , 06/01/37 .... 5,092 5,166,574
Series 2021B-1 , RB , 4.00% , 06/01/38 .... 2,125 2,135,503
Series 2021B-1 , RB , 4.00% , 06/01/39 .... 8,860 8,843,535
Series 2021B-1 , RB , 4.00% , 06/01/40 .... 10,370 10,218,184
Series 2021B-1 , RB , 4.00% , 06/01/46 .... 18,940 17,619,901
Series 2021B-1 , RB , 3.00% , 06/01/49 .... 2,000 1,521,475
Riverside County Transportation Commission
Sales Tax
Series 2017B , RB , 5.00% , 06/01/29 ..... 7,130 7,354,890
Series 2017B , RB , 5.00% , 06/01/34 ..... 15,975 16,374,147
Series 2017B , RB , 5.00% , 06/01/35 ..... 1,030 1,053,829
Series 2017B , RB , 5.00% , 06/01/37 ..... 2,555 2,606,554
Series 2017B , RB , 5.00% , 06/01/39 ..... 2,960 3,009,237
Security
Par (000)
Par (000) Value
California (continued)
Rowland Unified School District, Series 2009B,
GO, 0.00%, 08/01/39
(a)
............. USD 5,270 $ 2,975,457
Sacramento Area Flood Control Agency
Series 2016A , 5.00% , 10/01/41 ........ 2,000 2,004,090
Series 2026 , 5.00% , 10/01/43 ......... 7,095 7,678,708
Series 2026 , 5.00% , 10/01/44 ......... 11,830 12,708,515
Series 2026 , 5.00% , 10/01/47 ......... 10,000 10,568,057
Sacramento City Financing Authority, Series E,
RB, 5.25%, 12/01/30 (AMBAC) ........ 440 470,858
Sacramento City Unified School District, Series
2024B, GO, 4.00%, 08/01/54 (AGM) ..... 5,000 4,305,406
Sacramento Municipal Utility District
Series 2022J , RB , 5.00% , 08/15/28 ..... 1,630 1,713,862
Series 2023D , RB , VRDN, 5.00% , 10/15/30
(b)
7,500 8,119,510
Series 2025F , RB , VRDN, 5.00% , 10/15/31
(b)
10,000 10,937,316
Series 2026P , RB , 5.00% , 09/15/32 ..... 4,000 4,505,308
Series 2025E , RB , VRDN, 5.00% , 10/15/32
(b)
5,500 6,139,026
Series 2026G , RB , VRDN, 5.00% , 10/14/33
(b)
10,915 12,101,111
Series 2019G , RB , 5.00% , 08/15/39 ..... 1,500 1,564,823
Series 2020H , RB , 4.00% , 08/15/40 ..... 2,500 2,471,945
Series 2019G , RB , 5.00% , 08/15/40 ..... 2,000 2,074,039
Series 2020H , RB , 4.00% , 08/15/45 ..... 13,575 12,830,544
Series 2023K , RB , 5.00% , 08/15/48 ..... 7,280 7,618,144
Series 2024M , RB , 5.00% , 11/15/49 ..... 1,500 1,566,123
Series 2020H , RB , 5.00% , 08/15/50 ..... 24,000 24,610,987
Series 2024M , RB , 5.00% , 11/15/54 ..... 6,015 6,244,523
Sacramento Transportation Authority Sales Tax,
Series 2023, RB, 5.00%, 10/01/34 ...... 5,835 6,608,422
San Bernardino Community College District
(a)
Series 2009B , GO , 0.00% , 08/01/44 ..... 20,500 9,098,367
Series F , GO , 0.00% , 08/01/45 ......... 2,000 786,818
Series F , GO , 0.00% , 08/01/49 ......... 16,350 5,026,691
Series F , GO , 0.00% , 08/01/50 ......... 13,000 3,779,425
San Diego Association of Governments
South Bay Expressway, Series 2017A, RB,
5.00%, 07/01/42 ................. 10,000 10,104,672
San Diego Community College District
Series 2026B , GO , 5.00% , 08/01/28 ..... 2,500 2,629,542
Series 2026B , GO , 5.00% , 08/01/33 ..... 20,000 22,823,724
San Diego County Regional Airport Authority
Series 2019A , RB , 5.00% , 07/01/34 ..... 4,850 5,103,019
Series 2019A , RB , 5.00% , 07/01/36 ..... 1,450 1,516,229
Series 2019A , RB , 4.00% , 07/01/38 ..... 2,120 2,122,998
Series 2019A , RB , 5.00% , 07/01/44 ..... 1,600 1,650,151
Series 2021A , RB , 5.00% , 07/01/46 ..... 5,000 5,186,502
Series 2019A , RB , 5.00% , 07/01/49 ..... 600 612,191
Series 2021A , RB , 5.00% , 07/01/56 ..... 5,000 5,106,402
San Diego County Regional Transportation
Commission
Series 2026A , RB , 5.00% , 04/01/31 ..... 1,500 1,657,742
Series 2023A , RB , 5.00% , 04/01/32 ..... 2,000 2,242,702
Series 2023A , RB , 5.00% , 04/01/34 ..... 1,500 1,690,689
Series 2023A , RB , 5.00% , 04/01/38 ..... 1,000 1,094,665
Series 2021B , RB , 5.00% , 04/01/45 ..... 4,300 4,464,713
Series 2021B , RB , 5.00% , 04/01/48 ..... 8,140 8,349,927
San Diego County Water Authority
Series 2021B , RB , 4.00% , 05/01/33 ..... 3,500 3,663,067
Series 2021B , RB , 4.00% , 05/01/35 ..... 3,000 3,108,065
Series 2021B , RB , 4.00% , 05/01/37 ..... 3,515 3,597,297
Series 2022A , RB , 5.00% , 05/01/52 ..... 4,250 4,363,160
San Diego Public Facilities Financing Authority
Series 2026A , RB , 5.00% , 05/15/27 ..... 2,000 2,038,815
Series 2026A , RB , 5.00% , 08/01/30 ..... 4,685 5,103,255
Series 2026A , RB , 5.00% , 08/01/34 ..... 4,950 5,630,751
Series 2026A , RB , 5.00% , 08/01/35 ..... 5,230 5,975,544

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2020A , RB , 4.00% , 08/01/36 ..... USD 1,350 $ 1,384,075
Series 2026A , RB , 5.00% , 05/15/37 ..... 3,455 3,918,726
Series 2025A , RB , 5.00% , 10/15/37 ..... 1,000 1,121,276
Series 2026A , RB , 5.00% , 05/15/38 ..... 2,000 2,246,602
Series 2026A , RB , 5.00% , 05/15/39 ..... 2,140 2,378,964
Series 2018A , RB , 5.00% , 08/01/43 ..... 1,500 1,544,069
Series 2025A , RB , 5.00% , 10/15/44 ..... 3,000 3,196,272
Series 2020A , RB , 4.00% , 08/01/45 ..... 500 480,420
Series 2026A , RB , 5.00% , 05/15/51 ..... 2,030 2,131,313
Series 2026A , RB , 5.00% , 08/01/51 ..... 1,000 1,050,807
Series 2023A , RB , 4.00% , 08/01/52 ..... 5,770 5,205,567
Series 2025A , RB , 5.25% , 10/15/55 ..... 13,300 13,946,099
Series 2026A , RB , 5.00% , 08/01/56 ..... 2,100 2,180,677
San Diego Unified School District
Series G-1 , GO , 5.25% , 07/01/28 ....... 845 889,320
Series G-1 , GO , 5.25% , 07/01/28 ( AGM ) .. 155 162,761
Series R-9 , GO , 5.00% , 07/01/29 ....... 5,000 5,344,888
Series R-1 , GO , 0.00% , 07/01/30
(a)
...... 7,570 6,788,086
Series 2010C , GO , 0.00% , 07/01/30
(a)
.... 1,550 1,390,950
Series R-1 , GO , 0.00% , 07/01/31
(a)
...... 2,000 1,732,662
Series 2012E , GO , 0.00% , 07/01/32
(a)
.... 6,440 5,377,578
Series 2010C , GO , 0.00% , 07/01/35
(a)
.... 2,380 1,759,499
Series 2010C , GO , 0.00% , 07/01/36
(a)
.... 17,465 12,328,355
Series 2010C , GO , 0.00% , 07/01/37
(a)
.... 700 469,110
Series 2010C , GO , 0.00% , 07/01/38
(a)
.... 3,000 1,903,376
Series 2010C , GO , 0.00% , 07/01/40
(a)
.... 2,745 1,551,377
Series R-2 , GO , 0.00% , 07/01/40
(a)
...... 13,475 13,994,814
Series 2010C , GO , 0.00% , 07/01/41
(a)
.... 13,370 7,155,754
Series 2012E , GO , 0.00% , 07/01/42
(a)
.... 5,850 4,886,683
Series 2010C , GO , 0.00% , 07/01/43
(a)
.... 4,140 2,008,265
Series 2010C , GO , 0.00% , 07/01/44
(a)
.... 2,165 998,482
Series 2010C , GO , 0.00% , 07/01/45
(a)
.... 4,590 2,014,607
Series 2010C , GO , 0.00% , 07/01/46
(a)
.... 275 114,294
Series 2021N-2 , GO , 3.00% , 07/01/46 ... 3,000 2,330,084
Series 2021N-2 , GO , 4.00% , 07/01/46 ... 15,000 14,185,146
Series 2010C , GO , 0.00% , 07/01/47
(a)
.... 1,405 552,191
Series 2012E , GO , 0.00% , 07/01/47
(a)
.... 3,800 3,095,070
Series 2017I , GO , 4.00% , 07/01/47 ...... 19,400 18,243,550
Series 2010C , GO , 0.00% , 07/01/48
(a)
.... 3,250 3,136,586
Series 2023A-3 , GO , 5.00% , 07/01/48 .... 5,145 5,355,361
Series 2012E , GO , 0.00% , 07/01/49
(a)
.... 7,640 2,588,720
Series 2019L , GO , 4.00% , 07/01/49 ..... 13,000 12,006,387
Series 2024H-2 , GO , 5.00% , 07/01/49 ... 1,220 1,272,068
Series 2020M-2 , GO , 3.00% , 07/01/50 ... 23,350 16,951,168
Series 2020M-2 , GO , 4.00% , 07/01/50 ... 12,710 11,695,981
Series 2020D-2 , GO , 4.00% , 07/01/50 ... 45,580 41,943,573
Series 2025C-3 , GO , 5.00% , 07/01/50 ... 5,000 5,223,741
Series 2022F-2 , GO , 4.25% , 07/01/52 .... 5,000 4,808,618
Series 2023A-3 , GO , 4.00% , 07/01/53 .... 11,775 10,835,746
Series 2023G-3 , GO , 4.00% , 07/01/53 ... 10,000 9,202,332
Series 2025I-3 , GO , 5.00% , 07/01/55 .... 7,685 7,978,289
San Francisco Bay Area Rapid Transit District
Series E , GO , 4.00% , 08/01/37 ........ 8,420 8,444,421
Series 2020C-1 , GO , 3.00% , 08/01/38 ... 5,000 4,435,550
Series 2022D-1 , GO , 5.00% , 08/01/39 ... 1,250 1,336,512
Series A-1 , GO , 4.00% , 08/01/42 ....... 1,500 1,445,154
Series 2019B-1 , GO , 4.00% , 08/01/44 .... 5,000 4,819,682
Series 2020C-1 , GO , 4.00% , 08/01/45 ... 2,640 2,543,577
Series A-1 , GO , 5.00% , 08/01/47 ....... 3,000 3,025,658
Series 2022D-1 , GO , 5.25% , 08/01/47 ... 1,250 1,315,653
Series 2020C-1 , GO , 3.00% , 08/01/50 ... 8,500 6,104,676
San Francisco Bay Area Rapid Transit District
Sales Tax
Series 2019A , RB , 4.00% , 07/01/37 ..... 3,075 3,075,568
Series 2019A , RB , 4.00% , 07/01/38 ...... 5,495 5,456,302
Security
Par (000)
Par (000) Value
California (continued)
Series 2019A , RB , 3.00% , 07/01/44 ..... USD 21,800 $ 17,153,450
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2021-2B , RB , 5.00% , 05/01/32 .... 3,150 3,450,777
Series 2021-2B , RB , 5.00% , 05/01/35 .... 3,000 3,245,508
Series 2024B , RB , 5.00% , 05/01/41 ..... 4,000 4,307,669
Series 2024B , RB , 5.00% , 05/01/42 ..... 3,000 3,220,867
Series 2024B , RB , 5.00% , 05/01/44 ..... 10,790 11,466,315
Series 2026B , RB , 5.00% , 05/01/46 ..... 9,765 10,364,525
Series 2017B , RB , 5.00% , 05/01/47 ..... 3,500 3,516,039
Series 2018E , RB , 5.00% , 05/01/48 ..... 2,500 2,525,263
Series 2024B , RB , 5.00% , 05/01/49 ..... 4,180 4,338,896
Series 2019-2F , RB , 5.00% , 05/01/50 .... 22,605 22,912,014
Series 2022-2B , RB , 5.00% , 05/01/52 .... 3,740 3,828,475
San Francisco City & County Public Utilities
Commission Power
Series 2023A , RB , 5.00% , 11/01/48 ..... 4,000 4,178,218
Series 2021A , RB , 4.00% , 11/01/51 ..... 8,000 7,334,443
Series 2023A , RB , 5.00% , 11/01/53 ..... 1,900 1,952,039
San Francisco City & County Public Utilities
Commission Wastewater
Series 2023A , RB , 5.00% , 10/01/35 ..... 1,500 1,651,388
Series 2026B , RB , 5.00% , 10/01/35 ..... 2,500 2,864,369
Series 2023A , RB , 5.00% , 10/01/36 ..... 1,000 1,094,299
Series 2023A , RB , 5.00% , 10/01/37 ..... 1,500 1,630,474
Series 2026B , RB , 5.00% , 10/01/37 ..... 1,275 1,461,486
Series 2026B , RB , 5.00% , 10/01/38 ..... 1,350 1,539,790
Series 2026B , RB , 5.00% , 10/01/39 ..... 1,145 1,297,670
Series 2026B , RB , 5.00% , 10/01/40 ..... 1,020 1,149,269
Series 2013B , RB , 4.00% , 10/01/42 ..... 3,500 3,399,038
Series 2018A , RB , 4.00% , 10/01/43 ..... 1,330 1,233,065
Series 2021A , RB , 5.00% , 10/01/46 ..... 1,000 1,046,011
Series 2021A , RB , 4.00% , 10/01/47 ..... 9,075 8,594,435
Series 2024C , RB , 5.00% , 10/01/49 ..... 4,000 4,161,535
Series 2021A , RB , 4.00% , 10/01/50 ..... 5,000 4,615,091
Series 2024C , RB , 5.00% , 10/01/54 ..... 13,045 13,447,181
San Francisco Unified School District
(c)
Series B , GO , 5.00% , 06/15/29 ........ 1,500 1,597,217
Series 2026 , GO , 5.00% , 06/15/34 ...... 10,000 11,274,565
Series B , GO , 5.00% , 06/15/44 ........ 7,300 7,763,308
San Joaquin County Transportation Authority
Measure K Sales Tax, Series 2017, RB,
4.00%, 03/01/41 ................. 11,000 10,140,418
San Joaquin Hills Transportation Corridor
Agency
Series 1993 , RB , 0.00% , 01/01/27
(a)
..... 1,075 1,066,401
Series 2021A , RB , 5.00% , 01/15/33 ..... 3,415 3,677,598
Series 2021A , RB , 4.00% , 01/15/34 ..... 2,185 2,229,509
San Jose Evergreen Community College District,
Series C, GO, 4.00%, 09/01/45 ........ 8,515 8,242,973
San Jose Unified School District
Series C , GO , 0.00% , 08/01/27 ( NPFGC )
(a)
4,800 4,693,154
Series C , GO , 0.00% , 08/01/29 ( NPFGC )
(a)
3,800 3,513,380
Series C , GO , 0.00% , 08/01/30 ( NPFGC )
(a)
5,980 5,352,541
Series 2018E , GO , 4.00% , 08/01/42 ..... 6,825 6,675,479
San Juan Unified School District
Series 2026 , GO , 5.00% , 08/01/28 ...... 4,000 4,198,022
Series 2026 , GO , 5.00% , 08/01/31 ...... 1,000 1,107,514
Series 2022 , GO , 4.00% , 08/01/46 ...... 17,000 16,168,066
San Marcos Unified School District
Series B , GO , 0.00% , 08/01/47
(a)
....... 4,225 1,628,743
Series A , GO , 5.25% , 08/01/55 ........ 13,000 13,658,992
San Mateo County Community College District
Series A , GO , 0.00% , 09/01/30 ( NPFGC )
(a)
6,690 5,931,270
Series C , GO , 0.00% , 09/01/30 ( NPFGC )
(a)
4,295 3,807,893

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2006B , GO , 0.00% , 09/01/32
( NPFGC )
(a)
.................... USD 6,565 $ 5,403,960
Series 2006B , GO , 0.00% , 09/01/34
( NPFGC )
(a)
.................... 21,075 15,969,252
Series 2006B , GO , 0.00% , 09/01/35
( NPFGC )
(a)
.................... 11,500 8,327,372
Series 2018B , GO , 5.00% , 09/01/45 ..... 4,150 4,248,523
San Mateo Foster City Public Financing
Authority, Series 2019, RB, 5.00%, 08/01/49 3,700 3,824,440
San Mateo Foster City School District, Series A,
GO, 6.63%, 08/01/42 .............. 5,500 6,135,069
San Mateo Union High School District
(a)
Series 2011A , GO , 0.00% , 09/01/33 ..... 500 514,798
Series 2011A , GO , 0.00% , 09/01/41 ..... 3,765 4,066,631
Series 2011A , GO , 0.00% , 07/01/51 ..... 4,465 3,443,799
San Ysidro School District, Series 2025A, GO,
5.00%, 08/01/44 (BAM) ............ 3,540 3,759,033
Santa Ana Unified School District, Series 2009B,
GO, 0.00%, 08/01/33
(a)
............. 5,905 4,373,071
Santa Barbara Secondary High School District,
Series 2011A, GO, 0.00%, 08/01/36
(a)
.... 2,500 1,607,658
Santa Clara County Financing Authority
Series 2026A , RB , 3.75% , 11/01/47 ..... 10,365 9,152,800
Series 2026A , RB , 4.00% , 11/01/53 ..... 5,000 4,531,472
Santa Clara Unified School District
Series 2019 , GO , 3.25% , 07/01/44 ...... 12,525 12,533,602
Series 2019 , GO , 4.00% , 07/01/48 ...... 24,000 24,034,236
Santa Clara Valley Transportation Authority
Series 2023A , RB , 5.00% , 04/01/30 ..... 3,060 3,326,929
Series 2023A , RB , 5.00% , 04/01/33 ..... 5,000 5,682,877
Series 2023A , RB , 5.00% , 04/01/35 ..... 4,500 5,048,036
Santa Clara Valley Water District, Series 2026A,
RB, 5.00%, 06/01/53
(c)
............. 6,000 6,225,995
Santa Clarita Community College District, Series
2016, GO, 4.00%, 08/01/41 .......... 6,850 6,407,586
Santa Maria Joint Union High School District,
Series 2021, GO, 2.50%, 08/01/46 ...... 10,000 6,995,633
Santa Monica Community College District
Series 2018A , GO , 5.00% , 08/01/43 ..... 7,500 7,650,963
Series 2022B , GO , 5.00% , 08/01/45 ..... 1,150 1,201,730
Series 2018A , GO , 4.00% , 08/01/47 ..... 21,580 20,352,094
Santa Monica-Malibu Unified School District
Series B , GO , 4.00% , 08/01/50 ........ 28,230 26,063,127
Series A , GO , 5.00% , 08/01/54 ........ 5,845 6,038,064
Sequoia Union High School District, Series 2025,
GO, 5.00%, 07/01/54 .............. 5,000 5,217,651
Simi Valley Unified School District, Series
2007C, GO, 0.00%, 08/01/32
(a)
........ 10,000 8,234,282
Sonoma County Junior College District, Series
B, GO, 3.00%, 08/01/41 ............ 7,000 5,721,993
South San Francisco Unified School District
Series 2023 , GO , 4.00% , 09/01/48 ...... 15,000 14,252,925
Series 2023 , GO , 4.00% , 09/01/52 ...... 10,975 10,149,316
Southern California Public Power Authority
Series 2025-2 , RB , VRDN, 5.00% , 07/01/29
(b)
3,750 3,901,722
Series 2026-1 , RB , 5.00% , 07/01/37 ..... 3,085 3,369,848
Series 2026-1 , RB , 5.00% , 07/01/40 ..... 7,890 8,360,515
Series 2024-1 , RB , 5.00% , 07/01/44 ..... 6,300 6,492,932
Series 2024-1 , RB , 5.00% , 07/01/46 ..... 5,600 5,745,867
Series 2024-1 , RB , 5.00% , 07/01/49 ..... 12,535 12,721,354
Series 2026-1 , RB , 5.00% , 07/01/50 ..... 5,000 5,072,725
Series 2024-1 , RB , 5.00% , 07/01/53 ..... 31,685 31,939,111
Series 2023-1A , RB , 5.25% , 07/01/53 .... 11,675 12,015,183
Series 2026-1 , RB , 5.25% , 07/01/53 ..... 3,000 3,108,306
Security
Par (000)
Par (000) Value
California (continued)
Southern California Water Replenishment
District, Series 2026, RB, 4.00%, 08/01/51 . USD 5,000 $ 4,695,444
Southwestern Community College District,
Series C, GO, 0.00%, 08/01/46
(a)
....... 1,920 756,614
State of California
GO , 5.00% , 09/01/26 ............... 9,825 9,825,000
Series C , GO , 5.00% , 09/01/26 ........ 30 30,000
GO , 5.00% , 10/01/26 ............... 15,160 15,190,447
GO , 5.00% , 03/01/27 ............... 55 55,111
GO , 5.00% , 08/01/27
(c)
.............. 4,335 4,431,084
GO , 5.00% , 09/01/27 ............... 6,210 6,228,828
GO , 4.00% , 10/01/27 ............... 7,280 7,395,351
GO , 5.00% , 10/01/27 ............... 7,905 8,113,942
GO , 5.00% , 11/01/27 ............... 1,155 1,187,831
Series 2017 , GO , 5.00% , 11/01/27 ...... 5,715 5,877,448
GO , 5.00% , 12/01/27 ............... 3,665 3,776,369
GO , 3.00% , 03/01/28 ............... 2,500 2,515,697
GO , 5.00% , 04/01/28 ............... 4,450 4,617,801
Series 2016 , GO , 5.00% , 08/01/28 ...... 4,325 4,333,533
GO , 5.00% , 08/01/28 ............... 16,140 16,733,907
GO , 4.00% , 09/01/28 ............... 38,850 39,742,002
GO , 5.00% , 09/01/28 ............... 21,815 22,674,196
GO , 5.00% , 10/01/28 ............... 28,475 29,840,943
GO , 5.00% , 11/01/28 ............... 39,045 40,981,566
Series 2017 , GO , 5.00% , 11/01/28 ...... 3,600 3,706,500
GO , 5.00% , 03/01/29 ............... 1,000 1,056,241
GO , 5.00% , 04/01/29 ............... 16,725 17,691,078
Series C , GO , 5.00% , 08/01/29 ........ 26,175 26,767,733
Series 2016 , GO , 5.00% , 08/01/29 ...... 5,015 5,022,817
GO , 5.00% , 08/01/29 ............... 17,550 18,123,294
GO , 4.00% , 09/01/29 ............... 5,225 5,414,580
GO , 5.00% , 09/01/29 ............... 9,255 9,428,485
GO , 5.00% , 10/01/29 ............... 57,875 61,415,224
GO , 5.00% , 11/01/29 ............... 10,280 10,979,417
Series 2017 , GO , 5.00% , 11/01/29 ...... 6,270 6,447,968
GO , 5.00% , 04/01/30 ............... 25,150 27,033,956
GO , 4.00% , 08/01/30 ............... 5,000 5,002,066
Series 2016 , GO , 5.00% , 08/01/30 ...... 4,525 4,531,797
Series C , GO , 5.00% , 08/01/30 ........ 1,035 1,057,915
GO , 5.00% , 08/01/30 ............... 24,255 25,641,593
GO , 5.00% , 09/01/30 ............... 1,000 1,001,502
Series C , GO , 5.00% , 09/01/30 ........ 25 25,056
Series 2019 , GO , 5.00% , 10/01/30 ...... 1,825 1,940,269
GO , 5.00% , 10/01/30 ............... 20 20,045
Series 2017 , GO , 5.00% , 11/01/30 ...... 8,840 9,084,746
GO , 5.00% , 11/01/30 ............... 25,005 27,101,329
GO , 5.00% , 03/01/31 ............... 6,195 6,628,482
GO , 5.00% , 04/01/31 ............... 2,385 2,549,593
GO , 3.25% , 08/01/31 ............... 9,125 9,253,205
GO , 4.00% , 08/01/31 ............... 5,000 5,001,658
GO , 5.00% , 08/01/31 ............... 20,000 20,029,132
GO , 4.00% , 09/01/31 ............... 6,010 6,011,966
Series 2024 , GO , 5.00% , 09/01/31 ...... 4,250 4,656,746
GO , 5.00% , 09/01/31 ............... 56,715 61,509,993
GO , 5.00% , 11/01/31 ............... 3,005 3,140,601
Series 2017 , GO , 5.00% , 11/01/31 ...... 7,000 7,188,639
GO , 5.00% , 12/01/31 ............... 1,000 1,098,889
GO , 5.00% , 03/01/32 ............... 2,500 2,668,610
GO , 5.00% , 04/01/32 ............... 14,125 15,391,915
GO , 3.50% , 08/01/32 ............... 4,890 5,004,343
Series B , GO , 5.00% , 08/01/32 ........ 5,000 5,101,191
GO , 5.00% , 08/01/32
(c)
.............. 7,520 8,248,768
Series 2007 , GO , 5.25% , 08/01/32 ( AGM ) . 11,810 13,082,112
GO , 4.00% , 09/01/32 ............... 3,000 3,000,721
Series 2024 , GO , 5.00% , 09/01/32 ...... 16,055 17,804,057

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
GO , 5.00% , 09/01/32 ............... USD 22,785 $ 23,555,169
Series C , GO , 5.00% , 09/01/32 ........ 50 50,105
GO , 5.00% , 10/01/32 ............... 22,735 24,672,504
GO , 5.00% , 11/01/32 ............... 26,705 28,906,389
GO , 5.00% , 03/01/33 ............... 500 532,109
GO , 5.00% , 04/01/33 ............... 12,190 12,887,911
GO , 5.00% , 08/01/33
(c)
.............. 3,320 3,664,110
Series 2024 , GO , 5.00% , 09/01/33 ...... 15,000 16,774,168
GO , 5.00% , 09/01/33 ............... 18,285 20,447,711
GO , 3.00% , 10/01/33 ............... 5,170 5,033,368
Series 2017 , GO , 4.00% , 11/01/33 ...... 27,820 28,012,208
GO , 5.00% , 03/01/34 ............... 14,240 15,108,815
GO , 4.00% , 08/01/34 ............... 20,295 21,247,637
GO , 5.00% , 08/01/34
(c)
.............. 1,300 1,458,457
GO , 5.00% , 09/01/34 ............... 35,685 37,546,303
GO , 3.00% , 10/01/34 ............... 6,805 6,520,350
GO , 4.00% , 10/01/34 ............... 1,405 1,443,949
GO , 5.00% , 10/01/34 ............... 18,000 19,942,136
Series 2017 , GO , 4.00% , 11/01/34 ...... 3,915 3,932,483
GO , 5.00% , 11/01/34 ............... 4,035 4,199,266
GO , 5.00% , 12/01/34 ............... 5,470 5,850,829
GO , 5.00% , 03/01/35 ............... 26,960 28,526,314
Series 2022 , GO , 5.00% , 04/01/35 ...... 2,955 3,213,448
GO , 5.00% , 08/01/35
(c)
.............. 8,830 9,864,803
Series C , GO , 5.00% , 08/01/35 ........ 6,415 6,523,381
GO , 4.00% , 09/01/35 ............... 27,730 27,732,609
Series 2024 , GO , 5.00% , 09/01/35 ...... 8,865 9,838,381
GO , 5.00% , 09/01/35 ............... 1,500 1,501,870
GO , 3.00% , 10/01/35 ............... 3,000 2,826,736
GO , 4.00% , 10/01/35 ............... 3,000 3,066,424
GO , 5.00% , 10/01/35 ............... 3,185 3,402,900
Series 2017 , GO , 4.00% , 11/01/35 ...... 7,440 7,461,397
GO , 5.00% , 11/01/35 ............... 8,000 8,517,937
GO , 4.00% , 03/01/36 ............... 13,635 13,851,951
GO , 5.00% , 03/01/36 ............... 4,845 5,121,168
GO , 5.00% , 04/01/36 ............... 2,880 3,014,823
Series C , GO , 5.00% , 08/01/36 ........ 2,215 2,250,132
GO , 4.00% , 09/01/36 ............... 13,560 13,560,640
GO , 5.00% , 09/01/36 ............... 20,415 22,082,552
GO , 3.00% , 10/01/36 ............... 5,795 5,333,713
GO , 4.00% , 10/01/36 ............... 6,945 7,062,097
GO , 5.00% , 10/01/36 ............... 42,700 46,627,089
Series 2017 , GO , 4.00% , 11/01/36 ...... 8,000 8,010,710
GO , 5.00% , 11/01/36 ............... 13,440 14,185,329
Series 2017 , GO , 5.00% , 11/01/36 ...... 2,000 2,039,485
GO , 5.00% , 12/01/36 ............... 15,130 16,080,672
GO , 4.00% , 03/01/37 ............... 16,085 16,262,971
GO , 5.00% , 08/01/37 ............... 7,025 7,688,689
GO , 5.00% , 09/01/37 ............... 20,000 21,791,082
Series 2019 , GO , 3.00% , 10/01/37 ...... 6,385 5,719,359
GO , 4.00% , 10/01/37 ............... 3,300 3,337,919
GO , 5.00% , 10/01/37 ............... 12,000 13,314,827
GO , 4.00% , 11/01/37 ............... 1,530 1,545,475
GO , 5.00% , 11/01/37 ............... 22,500 24,134,005
GO , 4.00% , 03/01/38 ............... 11,960 12,039,522
GO , 5.00% , 03/01/38 ............... 2,345 2,570,018
GO , 5.00% , 04/01/38 ............... 1,000 1,043,365
GO , 5.00% , 08/01/38 ............... 6,500 6,506,958
GO , 4.00% , 11/01/38 ............... 21,060 21,155,787
GO , 5.00% , 10/01/39 ............... 10,000 10,901,912
GO , 4.00% , 11/01/39 ............... 5,000 4,962,255
GO , 5.00% , 11/01/39 ............... 15,000 16,171,803
GO , 5.00% , 10/01/40 ............... 7,745 8,383,694
GO , 5.00% , 09/01/41 ............... 5,095 5,410,874
Series 2024 , GO , 5.00% , 09/01/41 ...... 7,850 8,352,845
Security
Par (000)
Par (000) Value
California (continued)
GO , 4.00% , 10/01/41 ............... USD 11,705 $ 11,472,725
GO , 5.00% , 11/01/41 ............... 10,000 10,688,271
Series 2022 , GO , 4.00% , 04/01/42 ...... 21,240 20,636,865
Series 2022 , GO , 5.00% , 04/01/42 ...... 4,765 4,835,579
GO , 4.00% , 09/01/42 ............... 7,545 7,326,956
GO , 5.00% , 10/01/42 ............... 10,000 10,540,893
GO , 5.00% , 11/01/42 ............... 13,000 13,775,848
GO , 5.00% , 03/01/43 ............... 3,000 3,185,924
GO , 5.00% , 08/01/43
(c)
.............. 9,120 9,742,441
GO , 4.00% , 09/01/43 ............... 4,250 4,113,261
GO , 5.00% , 09/01/43 ............... 39,620 42,012,260
Series 2024 , GO , 5.00% , 09/01/43 ...... 10,000 10,557,504
GO , 5.00% , 10/01/43 ............... 15,500 16,560,223
GO , 2.25% , 11/01/43 ............... 5,000 3,523,562
GO , 5.00% , 11/01/43 ............... 20,000 21,197,428
GO , 2.38% , 12/01/43 ............... 3,075 2,206,791
GO , 4.00% , 10/01/44 ............... 11,655 11,188,102
GO , 5.00% , 10/01/44 ............... 7,125 7,587,275
GO , 4.00% , 11/01/44 ............... 1,500 1,439,700
GO , 4.00% , 03/01/45 ............... 6,500 6,241,312
GO , 4.13% , 03/01/45 ............... 3,340 3,259,910
GO , 5.00% , 03/01/45 ............... 5,300 5,594,855
GO , 4.00% , 08/01/45 ............... 1,750 1,679,281
GO , 5.00% , 09/01/45 ............... 16,275 16,301,758
GO , 5.00% , 10/01/45 ............... 5,280 5,565,752
GO , 5.25% , 10/01/45 ............... 17,105 18,295,997
GO , 4.00% , 11/01/45 ............... 10,350 9,927,988
GO , 5.00% , 11/01/45 ............... 20,000 21,074,894
GO , 4.00% , 03/01/46 ............... 12,805 12,235,700
GO , 5.00% , 08/01/46 ............... 14,870 15,458,670
GO , 5.00% , 09/01/46 ............... 3,495 3,500,349
GO , 5.00% , 10/01/46 ............... 2,380 2,517,259
GO , 3.00% , 12/01/46 ............... 10,475 8,072,703
GO , 5.25% , 09/01/47 ............... 5,000 5,292,934
GO , 5.00% , 10/01/47 ............... 7,500 7,904,110
Series 2017 , GO , 4.00% , 11/01/47 ...... 15,750 14,803,271
Series 2024 , GO , 5.00% , 09/01/48 ...... 14,275 14,861,504
GO , 4.13% , 03/01/49 ............... 3,270 3,151,297
GO , 4.00% , 04/01/49 ............... 7,000 6,620,453
GO , 5.00% , 08/01/49 ............... 1,665 1,731,077
GO , 3.00% , 10/01/49 ............... 1,000 750,254
GO , 5.00% , 10/01/49 ............... 1,955 2,012,242
GO , 4.00% , 03/01/50 ............... 1,915 1,789,253
GO , 5.00% , 08/01/50
(c)
.............. 3,250 3,393,793
GO , 5.25% , 10/01/50 ............... 5,000 5,262,986
GO , 3.00% , 11/01/50 ............... 14,440 10,683,417
GO , 4.00% , 11/01/50 ............... 6,575 6,067,975
GO , 4.13% , 10/01/51 ............... 13,415 12,754,009
GO , 5.25% , 10/01/51 ............... 8,335 8,875,145
GO , 4.25% , 09/01/52 ............... 2,190 2,109,253
GO , 5.00% , 09/01/52 ............... 9,250 9,573,518
Series CU , GO , 5.50% , 12/01/52 ....... 2,585 2,697,717
GO , 5.00% , 08/01/53
(c)
.............. 5,185 5,387,936
GO , 5.25% , 09/01/53 ............... 23,160 24,427,009
GO , 5.25% , 08/01/54 ............... 1,500 1,576,263
GO , 5.50% , 08/01/54 ............... 1,500 1,607,218
GO , 5.00% , 03/01/55 ............... 13,610 14,065,452
GO , 5.25% , 08/01/55 ............... 5,335 5,633,466
GO , 5.00% , 11/01/55 ............... 25,000 25,756,227
GO , 5.00% , 08/01/56
(c)
.............. 8,500 8,792,030
GO , 5.00% , 10/01/56 ............... 15,480 15,997,800
State of California Department of Water
Resources
Series AX , RB , 5.00% , 12/01/27 ........ 1,000 1,033,144
Series BB , RB , 5.00% , 12/01/28 ........ 2,000 2,118,011

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series AW , RB , 5.00% , 12/01/30 ....... USD 4,000 $ 4,023,072
Series BB , RB , 5.00% , 12/01/30 ........ 2,000 2,200,124
Series BD , RB , 5.00% , 12/01/30 ....... 2,520 2,772,156
Series BD , RB , 4.00% , 12/01/34 ....... 5,000 5,246,345
Series BA , RB , 5.00% , 12/01/34 ........ 6,790 7,172,881
Series BB , RB , 5.00% , 12/01/35 ........ 9,075 9,782,998
Series 2026A , RB , 5.00% , 12/01/40 ..... 2,150 2,363,742
Series 2026A , RB , 5.00% , 12/01/41 ..... 2,450 2,678,784
Series 2026A , RB , 5.00% , 12/01/44 ..... 1,390 1,496,364
Series 2026A , RB , 5.00% , 12/01/45 ..... 1,010 1,083,796
Series 2026A , RB , 5.00% , 12/01/46 ..... 625 666,897
Series 2026A , RB , 5.00% , 12/01/51 ..... 2,500 2,614,184
Series 2026A , RB , 5.00% , 12/01/56 ..... 5,880 6,088,946
University of California
Series 2018AZ , RB , 4.00% , 05/15/28 .... 1,020 1,047,300
Series 2025BZ , RB , 5.00% , 05/15/28 .... 2,505 2,613,650
Series 2026CF , RB , 5.00% , 11/15/28 .... 10,000 10,534,065
Series 2025BZ , RB , 5.00% , 05/15/29 .... 10,000 10,634,432
Series 2026CF , RB , 5.00% , 11/15/29 .... 15,000 16,091,816
Series 2024BS , RB , 5.00% , 05/15/30 .... 5,000 5,398,491
Series 2017AY , RB , 5.00% , 05/15/30 .... 465 472,593
Series 2025CD , RB , 5.00% , 05/15/30 .... 16,985 18,338,674
Series 2026CF , RB , 5.00% , 11/15/30 .... 10,000 10,876,786
Series 2017AV , RB , 5.00% , 05/15/31 .... 10,060 10,217,241
Series 2017AY , RB , 5.00% , 05/15/31 .... 3,000 3,046,891
Series 2022BK , RB , 5.00% , 05/15/32 .... 4,265 4,719,484
Series 2023BN , RB , 5.00% , 05/15/32 .... 5,000 5,532,806
Series 2025BZ , RB , 5.00% , 05/15/32 .... 8,000 8,852,490
Series 2017AY , RB , 4.00% , 05/15/33 .... 4,530 4,555,670
Series 2026CG , RB , 5.00% , 05/15/33 .... 8,000 8,946,450
Series 2020BE , RB , 5.00% , 05/15/33 .... 1,000 1,072,291
Series 2026CF , RB , 5.00% , 11/15/33 .... 15,000 16,846,199
Series 2020BE , RB , 5.00% , 05/15/34 .... 1,500 1,604,522
Series 2024BS , RB , 5.00% , 05/15/34 .... 12,000 13,509,721
Series 2017AY , RB , 4.00% , 05/15/35 .... 5,000 5,018,913
Series 2024BS , RB , 5.00% , 05/15/35 .... 5,000 5,578,707
Series 2024BW , RB , 5.00% , 05/15/35 .... 10,000 11,157,413
Series 2026CG , RB , 5.00% , 05/15/35 .... 5,750 6,490,293
Series 2017AV , RB , 5.00% , 05/15/35 .... 2,660 2,694,194
Series 2021Q , RB , 4.00% , 05/15/36 ..... 1,610 1,642,317
Series 2025BZ , RB , 5.00% , 05/15/36 .... 10,000 11,170,668
Series 2023BM , RB , 5.00% , 05/15/36 .... 7,200 7,870,640
Series 2024BS , RB , 5.00% , 05/15/36 .... 10,000 11,053,092
Series 2025CD , RB , 5.00% , 05/15/36 .... 17,240 19,454,150
Series 2017AY , RB , 5.00% , 05/15/36 .... 15,880 16,071,276
Series 2020BE , RB , 5.00% , 05/15/36 .... 1,500 1,591,292
Series 2026CE , RB , 5.00% , 11/15/36 .... 8,000 9,027,794
Series 2024BS , RB , 5.00% , 05/15/37 .... 10,000 10,965,461
Series 2017AY , RB , 5.00% , 05/15/37 .... 11,345 11,474,224
Series 2025CB , RB , 5.00% , 05/15/37 .... 19,500 21,591,707
Series 2024BV , RB , 5.00% , 05/15/37 .... 7,500 8,224,096
Series 2023BM , RB , 5.00% , 05/15/37 .... 4,270 4,642,798
Series 2025CA , RB , 5.00% , 05/15/37 .... 10,000 11,072,670
Series 2020BE , RB , 5.00% , 05/15/38 .... 1,000 1,052,378
Series 2025BZ , RB , 5.00% , 05/15/38 .... 7,000 7,677,285
Series 2024BS , RB , 5.00% , 05/15/38 .... 6,000 6,522,814
Series 2024BV , RB , 5.00% , 05/15/38 .... 7,500 8,153,518
Series 2026CH , RB , 5.25% , 05/15/38 .... 23,250 26,576,673
Series 2021Q , RB , 4.00% , 05/15/39 ..... 1,710 1,709,357
Series 2024BS , RB , 5.00% , 05/15/39 .... 14,500 15,648,745
Series 2025CA , RB , 5.00% , 05/15/39 .... 7,500 8,159,447
Series 2026CH , RB , 5.25% , 05/15/39 .... 13,725 15,650,616
Series 2026CE , RB , 5.00% , 11/15/39 .... 4,000 4,438,268
Series 2020BE , RB , 4.00% , 05/15/40 .... 10,070 9,885,749
Series 2025CD , RB , 5.00% , 05/15/40 .... 4,500 4,873,650
Security
Par (000)
Par (000) Value
California (continued)
Series 2024BS , RB , 5.00% , 05/15/40 .... USD 13,000 $ 13,928,630
Series 2025CB , RB , 5.00% , 05/15/40 .... 5,500 5,935,827
Series 2026CG , RB , 5.25% , 05/15/40 .... 15,000 16,986,018
Series 2025CD , RB , 5.25% , 05/15/40 .... 3,450 3,906,784
Series 2025CD , RB , 5.50% , 05/15/40 .... 20,080 22,599,576
Series 2020BE , RB , 5.00% , 05/15/41 .... 1,410 1,466,811
Series 2024BS , RB , 5.00% , 05/15/41 .... 7,000 7,411,352
Series 2023BN , RB , 5.00% , 05/15/41 .... 36,840 39,026,240
Series 2026CE , RB , 5.00% , 11/15/41 .... 6,665 7,139,914
Series 2024BV , RB , 5.00% , 05/15/42 .... 3,695 3,907,645
Series 2023BN , RB , 5.00% , 05/15/42 .... 34,000 35,898,988
Series 2020BE , RB , 5.00% , 05/15/42 .... 6,000 6,231,668
Series 2024BS , RB , 5.00% , 05/15/42 .... 7,430 7,857,591
Series 2024BV , RB , 5.00% , 05/15/43 .... 2,020 2,132,524
Series 2026CH , RB , 5.50% , 05/15/43 .... 10,835 12,069,077
Series 2026CE , RB , 5.00% , 11/15/43 .... 2,835 3,026,417
Series 2021BH , RB , 4.00% , 05/15/46 .... 5,500 5,275,384
Series 2016K , RB , 4.00% , 05/15/46 ..... 2,040 1,882,803
Series 2020BE , RB , 4.00% , 05/15/47 .... 32,135 30,623,926
Series 2017M , RB , 4.00% , 05/15/47 ..... 4,580 4,254,349
Series 2017AV , RB , 5.00% , 05/15/47 .... 13,200 13,294,150
Series 2017M , RB , 5.00% , 05/15/47 ..... 14,075 14,173,436
Series 2017AV , RB , 5.25% , 05/15/47 .... 1,170 1,180,520
Series 2018AZ , RB , 5.00% , 05/15/48 .... 22,770 23,117,513
Series 2019BB , RB , 5.00% , 05/15/49 .... 5,000 5,103,638
Series 2017AV , RB , 5.00% , 05/15/49 .... 15,500 15,597,320
Series 2020BE , RB , 2.50% , 05/15/50 .... 4,000 2,603,789
Series 2020BE , RB , 4.00% , 05/15/50 .... 10,000 9,425,966
Series 2021Q , RB , 3.00% , 05/15/51 ..... 5,000 3,566,500
Series 2021BH , RB , 4.00% , 05/15/51 .... 3,250 3,018,139
Series 2022BK , RB , 5.00% , 05/15/52 .... 3,835 3,963,257
Series 2017M , RB , 5.00% , 05/15/52 ..... 9,250 9,289,399
Series 2025CC , RB , 5.00% , 05/15/53 .... 12,500 13,005,038
Series 2024BW , RB , 5.00% , 05/15/54 .... 4,000 4,142,309
Series 2025CC , RB , 4.00% , 05/15/55 .... 10,000 9,258,089
Series 2025CC , RB , 5.25% , 05/15/55 .... 5,830 6,167,294
Series 2018O , RB , 5.00% , 05/15/58 ..... 3,000 3,036,270
Series 2018O , RB , 5.50% , 05/15/58 ..... 2,000 2,042,105
Upper Santa Clara Valley Joint Powers Authority
Series 2020A , RB , 4.00% , 08/01/45 ..... 3,450 3,240,785
Series 2020A , RB , 4.00% , 08/01/50 ..... 8,435 7,683,134
Ventura County Community College District,
Series 2008C, GO, 0.00%, 08/01/28
(a)
.... 15,000 14,275,790
West Valley-Mission Community College District
Series 2015B , GO , 4.00% , 08/01/40 ..... 1,750 1,750,480
Series 2026C , GO , 5.00% , 08/01/47 ..... 2,250 2,404,233
Series 2026C , GO , 4.00% , 08/01/50 ..... 1,500 1,417,661
Westminster School District
(a)
Series 2013A , GO , 0.00% , 08/01/48 ( BAM ) 8,345 6,035,671
Series 2013A , GO , 0.00% , 08/01/52 ( BAM ) 15,000 10,709,664
William S Hart Union High School District, Series
B, GO, 0.00%, 08/01/34
(a)
........... 4,825 3,660,948
Yosemite Community College District, Series
2010D, GO, 0.00%, 08/01/38
(a)
........ 2,500 1,516,515
8,086,895,310
Colorado — 1.5%
Adams & Arapahoe Counties Joint School
District 28J Aurora
Series 2025 , GO , 5.50% , 12/01/36 ( SAW ) . 2,350 2,732,575
Series 2025 , GO , 5.50% , 12/01/37 ( SAW ) . 3,000 3,455,926
Series 2025 , GO , 5.50% , 12/01/38 ( SAW ) . 6,500 7,418,272
Series 2025 , GO , 5.50% , 12/01/39 ( SAW ) . 2,440 2,753,521

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colorado (continued)
Adams & Weld Counties School District No. 27J
Brighton, Series 2026A, GO, 5.50%, 12/01/28
(SAW) ....................... USD 1,905 $ 2,023,060
Arapahoe County School District No. 5 Cherry
Creek
Series 2025 , GO , 5.00% , 12/15/31 ( SAW ) . 2,000 2,199,363
Series 2024 , GO , 5.25% , 12/15/41 ( SAW ) . 3,000 3,252,037
Series 2024 , GO , 5.25% , 12/15/42 ( SAW ) . 1,500 1,620,138
Board of Governors of Colorado State University
System
Series 2025B , RB , VRDN, ( Bank of America
NA SBPA ), 2.45% , 09/09/26
(b)
....... 36,000 36,000,000
Series 2025C , RB , 5.00% , 03/01/36 ..... 2,420 2,672,187
Series 2013A , RB , 5.00% , 03/01/43
( HERBIP ) ..................... 7,380 8,103,836
Series 2017C , RB , 4.00% , 03/01/47
( HERBIP ) ..................... 18,625 16,489,245
Board of Water Commissioners City & County of
Denver (The)
Series A , RB , 4.00% , 09/15/42 ......... 2,500 2,360,967
Series A , RB , 5.00% , 09/15/47 ......... 5,575 5,625,415
Series 2024A , RB , 5.00% , 09/15/49 ..... 1,000 1,033,791
Boulder Larimer & Weld Counties St. Vrain
Valley School District Re1J
Series 2024 , GO , 5.00% , 12/15/27 ( SAW ) . 2,580 2,662,490
Series 2024 , GO , 5.00% , 12/15/28 ( SAW ) . 1,835 1,932,273
Series 2024 , GO , 5.00% , 12/15/29 ( SAW ) . 1,000 1,071,261
Series 2024 , GO , 5.00% , 12/15/36 ( SAW ) . 3,000 3,303,397
Series 2024 , GO , 5.00% , 12/15/37 ( SAW ) . 3,650 3,979,167
Series 2024 , GO , 5.00% , 12/15/38 ( SAW ) . 2,250 2,430,563
City & County of Denver
Series 2020B , GO , 5.00% , 08/01/29 ..... 11,010 11,739,128
Series 2020B , GO , 5.00% , 08/01/30 ..... 19,375 20,990,379
Series 2023 , COP , 5.00% , 12/01/32 ..... 2,320 2,566,528
Series 2018A-2 , RB , 0.00% , 08/01/37
(a)
... 4,610 2,923,304
Series 2022A , GO , 5.00% , 08/01/38 ..... 16,200 17,276,155
Series 2018A-1 , RB , 5.00% , 08/01/41 .... 1,000 1,001,043
Series 2016A , RB , 5.00% , 08/01/44 ..... 9,500 9,506,445
Series 2021A , RB , 4.00% , 08/01/51 ..... 6,435 5,618,980
City & County of Denver Airport System
Series 2022C , RB , 5.00% , 11/15/28 ..... 525 551,305
Series 2023A , RB , 5.00% , 11/15/29 ..... 2,850 3,039,334
Series B , RB , 4.00% , 11/15/31 ......... 2,310 2,313,312
Series 2023A , RB , 5.00% , 11/15/33 ..... 1,000 1,112,150
Series 2023A , RB , 5.00% , 11/15/38 ..... 750 803,568
Series 2023A , RB , 5.00% , 11/15/39 ..... 1,000 1,062,776
Series 2023A , RB , 5.00% , 11/15/42 ..... 2,000 2,094,695
Series B , RB , 5.00% , 11/15/43 ......... 140 140,083
Series 2018B , RB , 4.00% , 12/01/43 ..... 5,000 4,709,412
Series 2022B , RB , 5.00% , 11/15/47 ..... 10,780 11,064,586
Series 2018B , RB , 5.00% , 12/01/48 ..... 7,515 7,560,303
Series 2022B , RB , 5.25% , 11/15/53 ..... 3,000 3,098,369
City of Aurora, Series 2021, RB,
2.25%, 08/01/51 ................. 32,500 19,686,244
City of Colorado Springs Utilities System
Series 2005A , RB , VRDN, ( Bank of America
NA SBPA ), 2.38% , 09/09/26
(b)
....... 11,030 11,030,000
Series 2025B , RB , 5.00% , 11/15/30 ..... 6,250 6,781,692
Series 2025A , RB , 5.00% , 11/15/39 ..... 1,570 1,699,748
Series 2025A , RB , 5.00% , 11/15/40 ..... 2,000 2,151,331
Series 2025A , RB , 5.00% , 11/15/41 ..... 3,000 3,213,475
Series 2025A , RB , 5.00% , 11/15/42 ..... 3,500 3,735,764
Series 2025A , RB , 5.00% , 11/15/43 ..... 1,815 1,929,065
Series 2024A , RB , 5.00% , 11/15/49 ..... 41,655 42,805,299
Series 2021B , RB , 4.00% , 11/15/51 ..... 3,375 3,032,017
Security
Par (000)
Par (000) Value
Colorado (continued)
Series 2024A , RB , 5.25% , 11/15/54 ..... USD 15,745 $ 16,380,243
City of Westminster Water & Wastewater Utility,
Series 2024, RB, 5.00%, 12/01/54 ...... 4,000 4,096,275
Colorado Bridge & Tunnel Enterprise
Series 2024B , RB , 5.00% , 12/01/30 ..... 3,500 3,800,139
Series 2024B , RB , 5.00% , 12/01/35 ..... 2,000 2,221,035
Series 2024B , RB , 5.00% , 12/01/36 ..... 1,500 1,651,708
County of Adams, Series 2015, COP,
4.00%, 12/01/45 ................. 700 651,549
Denver City & County School District No. 1
Series 2021B , GO , 4.00% , 12/01/28 ( SAW ) 5,000 5,144,929
Series 2026A , GO , 5.00% , 12/01/28 ( SAW )
(c)
4,750 4,994,680
Series 2012B , GO , 3.00% , 12/01/29 ( SAW ) 1,000 1,000,897
Series 2026A , GO , 5.00% , 12/01/29 ( SAW )
(c)
5,000 5,347,890
Series 2026A , GO , 5.00% , 12/01/30 ( SAW )
(c)
3,165 3,434,924
Series 2026A , GO , 5.00% , 12/01/31 ( SAW )
(c)
3,095 3,401,860
Series 2026A , GO , 5.00% , 12/01/35 ( SAW )
(c)
1,500 1,694,889
Series 2025A , GO , 5.25% , 12/01/36 ( SAW ) 2,750 3,102,012
Series 2017 , GO , 5.00% , 12/01/37 ( SAW ) . 2,035 2,046,971
Series 2017 , GO , 5.00% , 12/01/38 ( SAW ) . 1,830 1,840,765
Series 2025A , GO , 5.25% , 12/01/38 ( SAW ) 10,000 11,090,440
Series 2026A , GO , 5.00% , 12/01/39 ( SAW )
(c)
3,000 3,285,440
Series 2025A , GO , 5.25% , 12/01/39 ( SAW ) 18,810 20,674,746
Series 2025A , GO , 5.25% , 12/01/40 ( SAW ) 5,000 5,456,782
Series 2026A , GO , 5.00% , 12/01/41 ( SAW )
(c)
3,600 3,892,184
Series 2022A , GO , 5.00% , 12/01/42 ( SAW ) 3,205 3,365,084
Series 2025A , GO , 5.25% , 12/01/42 ( SAW ) 2,000 2,168,625
Series 2022A , GO , 5.00% , 12/01/45 ( SAW ) 2,565 2,670,271
Douglas County School District No. Re-1
Douglas & Elbert Counties
Series 2024 , GO , 5.00% , 12/15/39 ( SAW ) . 4,570 4,900,211
Series 2024 , GO , 5.00% , 12/15/41 ( SAW ) . 1,405 1,492,412
E-470 Public Highway Authority
Series 2004A , RB , 0.00% , 09/01/28
( NPFGC )
(a)
.................... 27,580 26,064,675
Series 2000B , RB , 0.00% , 09/01/29
( NPFGC )
(a)
.................... 2,400 2,202,046
Series 2000B , RB , 0.00% , 09/01/29
(a)
.... 100 91,157
Series 2000B , RB , 0.00% , 09/01/30
( NPFGC )
(a)
.................... 7,565 6,701,461
Series 2000B , RB , 0.00% , 09/01/30
(a)
.... 480 422,371
Series 2004A , RB , 0.00% , 09/01/34
( NPFGC )
(a)
.................... 22,000 16,487,788
Series 2010A , RB , 0.00% , 09/01/35
(a)
.... 1,000 716,464
Series 2026A-1 , RB , 5.00% , 09/01/35 .... 1,500 1,674,356
Series 2026A-2 , RB , 0.00% , 09/01/38
(a)
... 2,520 1,466,455
Series 2010A , RB , 0.00% , 09/01/40
(a)
.... 2,745 1,472,766
Series 2010A , RB , 0.00% , 09/01/41
(a)
.... 3,495 1,774,853
Eagle County School District No. Re50J, Series
2026, GO, 5.00%, 12/01/35 (SAW)
(c)
..... 1,500 1,685,671
Mesa County Valley School District No. 51
Grand Junction
Series 2025 , GO , 5.25% , 12/01/42 ( SAW ) . 15,085 16,290,919
Series 2025 , GO , 5.25% , 12/01/43 ( SAW ) . 2,005 2,155,655
Series 2025 , GO , 5.25% , 12/01/49 ( SAW ) . 10,000 10,453,167
Park Creek Metropolitan District
Series 2025 , RB , 5.00% , 12/01/37 ...... 1,000 1,059,393
Series 2025 , 5.00% , 12/01/38 ......... 1,000 1,052,377
Series 2025 , 5.00% , 12/01/39 ......... 750 783,792
Platte River Power Authority
Series LL , RB , 5.00% , 06/01/51 ........ 5,100 5,224,259
Series LL , RB , 5.00% , 06/01/56 ........ 6,720 6,824,983
Regional Transportation District Sales Tax
Series 2013A , RB , 5.00% , 11/01/27 ..... 900 925,393
Series 2013A , RB , 5.00% , 11/01/28 ..... 1,670 1,752,685

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colorado (continued)
Series 2021B , RB , 5.00% , 11/01/28 ..... USD 8,535 $ 8,959,428
Series 2021B , RB , 5.00% , 11/01/29 ..... 5,000 5,336,421
Series 2023A , RB , 5.00% , 11/01/31 ..... 5,000 5,483,136
Series 2017B , RB , 5.00% , 11/01/33 ..... 1,655 1,690,748
Series 2023A , RB , 5.00% , 11/01/37 ..... 5,000 5,409,508
Series 2021B , RB , 4.00% , 11/01/39 ..... 15,500 15,320,248
Series 2026A , RB , 5.00% , 11/01/39 ..... 1,750 1,898,540
Series 2016A , RB , 5.00% , 11/01/41 ..... 2,765 2,775,531
Series 2016A , RB , 5.00% , 11/01/46 ..... 11,875 11,920,228
Series 2026A , RB , 5.00% , 11/01/46 ..... 2,250 2,359,146
State of Colorado
Series A , COP , 5.00% , 12/15/30 ........ 1,410 1,474,350
Series 2020A , COP , 4.00% , 12/15/37 .... 3,485 3,448,673
Series 2022 , COP , 6.00% , 12/15/41 ..... 10,000 11,104,685
Series 2018N , COP , 4.00% , 03/15/43 .... 3,500 3,245,033
Series 2019O , COP , 4.00% , 03/15/44 .... 1,985 1,847,766
Series 2024A , COP , 5.00% , 11/01/49 .... 11,960 12,115,296
Series 2024A , COP , 4.00% , 11/01/53 .... 6,440 5,443,295
Series 2024A , COP , 5.00% , 11/01/53 .... 3,500 3,514,673
University of Colorado
Series 2024A , RB , 5.00% , 10/01/30 ..... 24,185 26,153,100
Series 2017A-2 , RB , 4.00% , 06/01/35 .... 3,000 3,067,889
Series 2017A-2 , RB , 4.00% , 06/01/43 .... 2,000 1,872,754
Series 2025A , RB , 5.00% , 06/01/50 ..... 2,000 2,046,869
Series 2025A , RB , 4.25% , 06/01/55 ..... 2,000 1,820,165
683,753,103
Connecticut — 2.2%
Aquarion Water Authority
Series 2026B , RB , 5.25% , 02/01/29 ..... 1,715 1,808,676
Series 2026B , RB , 5.25% , 02/01/30 ..... 6,425 6,890,479
Series 2026A , RB , 5.00% , 08/01/30 ..... 1,000 1,070,731
Series 2026B , RB , 5.25% , 02/01/31 ..... 5,620 6,110,887
Series 2026B , RB , 5.25% , 02/01/33 ..... 14,000 15,535,673
Series 2026D , RB , 5.00% , 08/01/35 ..... 750 822,608
Series 2026A , RB , 5.00% , 08/01/36 ..... 2,500 2,763,723
Series 2026A , RB , 5.25% , 08/01/41 ..... 14,015 15,177,626
Series 2026A , RB , 5.25% , 08/01/42 ..... 2,500 2,703,035
Series 2026E , RB , 0.00% , 08/01/43 ( BAM )
(a)
5,550 2,498,452
Series 2026A , RB , 5.25% , 08/01/43 ..... 5,125 5,525,145
Series 2026E , RB , 0.00% , 08/01/44 ( BAM )
(a)
1,750 739,342
Series 2026A , RB , 5.25% , 08/01/44 ..... 9,500 10,191,907
Series 2026A , RB , 5.25% , 08/01/45 ..... 6,240 6,666,447
Series 2026A , RB , 5.25% , 08/01/46 ..... 2,130 2,266,198
Series 2026E , RB , 0.00% , 08/01/47
(a)
.... 2,500 846,179
Series 2026C , RB , 0.00% , 08/01/47
(a)
.... 5,375 1,887,101
Series 2026C , RB , 0.00% , 08/01/48
(a)
.... 6,850 2,254,019
Series 2026C , RB , 0.00% , 08/01/49
(a)
.... 1,500 463,623
Series 2026E , RB , 0.00% , 08/01/49
(a)
.... 9,420 2,797,698
Series 2026C , RB , 0.00% , 08/01/50
(a)
.... 3,750 1,091,202
Series 2026C , RB , 0.00% , 08/01/52
(a)
.... 4,400 1,128,890
Series 2026C , RB , 0.00% , 08/01/53
(a)
.... 3,950 955,652
Series 2026E , RB , 0.00% , 08/01/53
(a)
.... 1,500 348,916
Series 2026C , RB , 0.00% , 08/01/54
(a)
.... 2,700 617,332
Series 2026C , RB , 0.00% , 08/01/55
(a)
.... 2,440 527,387
Connecticut State Health & Educational Facilities
Authority
Series 2017C-1 , RB , VRDN,
5.00% , 02/01/28
(b)
............... 25,600 26,442,862
Series 2017B-1 , RB , 5.00% , 07/01/29 .... 5,000 5,318,324
Series 2025B-1 , RB , VRDN,
5.00% , 07/01/30
(b)
............... 13,510 14,533,064
Series 2025B-2 , RB , VRDN,
5.00% , 07/01/32
(b)
............... 27,400 30,160,994
Series 2015A , RB , 5.00% , 07/01/35 ..... 13,555 15,350,846
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2025B-3 , RB , VRDN,
5.00% , 07/02/35
(b)
............... USD 8,000 $ 8,987,227
Series P , RB , 5.00% , 07/01/36 ......... 2,250 2,493,951
Series V , RB , 5.00% , 07/01/36 ......... 4,000 4,539,709
State of Connecticut
Series 2018F , GO , 5.00% , 09/15/26 ..... 1,475 1,476,339
Series 2022D , GO , 5.00% , 09/15/26 ..... 7,535 7,541,840
Series 2024F , GO , 5.00% , 11/15/26 ..... 10,770 10,822,259
Series 2022A , GO , 4.00% , 01/15/27 ..... 3,790 3,809,810
Series 2021A , GO , 4.00% , 01/15/27 ..... 3,000 3,015,681
Series 2021D , GO , 5.00% , 07/15/27 ..... 1,700 1,735,406
Series 2022D , GO , 5.00% , 09/15/27 ..... 660 676,287
Series 2026A , GO , 5.00% , 09/15/27 ..... 1,250 1,280,847
Series 2025B , GO , 5.00% , 12/01/27 ..... 2,250 2,316,374
Series 2022A , GO , 4.00% , 01/15/28 ..... 1,250 1,273,625
Series 2020A , GO , 5.00% , 01/15/28 ..... 2,000 2,064,581
Series 2018C , GO , 5.00% , 06/15/28 ..... 1,010 1,050,958
Series 2021D , GO , 5.00% , 07/15/28 ..... 2,735 2,850,840
Series 2025D , GO , 5.00% , 08/15/28 ..... 5,000 5,220,773
Series E , GO , 5.00% , 10/15/28 ........ 5,000 5,014,222
Series 2021A , GO , 4.00% , 01/15/29 ..... 5,000 5,148,603
Series 2020A , GO , 5.00% , 01/15/29 ..... 4,615 4,864,030
Series 2018C , GO , 5.00% , 06/15/29 ..... 14,690 15,286,286
Series 2025D , GO , 5.00% , 08/15/29 ..... 7,000 7,452,320
Series 2018E , GO , 5.00% , 09/15/29 ..... 1,200 1,254,630
Series 2024F , GO , 5.00% , 11/15/29 ..... 7,100 7,589,231
Series 2024C , GO , 5.00% , 03/01/30 ..... 6,965 7,479,305
Series 2025A , GO , 5.00% , 03/15/30 ..... 500 537,225
Series 2019A , GO , 5.00% , 04/15/30 ..... 1,365 1,440,875
Series 2026B , GO , 5.00% , 09/15/30 ..... 11,200 12,120,366
Series 2025B , GO , 5.00% , 12/01/30 ..... 500 542,689
Series 2022A , GO , 4.00% , 01/15/31 ..... 4,310 4,488,303
Series 2021A , GO , 4.00% , 01/15/31 ..... 1,565 1,629,743
Series 2020A , GO , 5.00% , 01/15/31 ..... 2,145 2,291,279
Series 2024A , GO , 5.00% , 01/15/31 ..... 5,000 5,436,013
Series 2023B , GO , 5.00% , 08/01/31 ..... 1,000 1,094,904
Series 2024E , GO , 5.00% , 09/01/31 ..... 2,800 3,068,929
Series 2026B , GO , 5.00% , 09/15/31 ..... 5,000 5,482,673
Series 2022D , GO , 5.00% , 09/15/31 ..... 635 696,300
Series 2022E , GO , 5.00% , 11/15/31 ..... 2,750 3,021,338
Series 2021A , GO , 3.00% , 01/15/32 ..... 3,970 3,876,500
Series 2023B , GO , 5.00% , 08/01/32 ..... 1,000 1,105,521
Series 2024E , GO , 5.00% , 09/01/32 ..... 22,735 25,155,232
Series 2026B , GO , 5.00% , 09/15/32 ..... 15,000 16,603,335
Series 2024F , GO , 5.00% , 11/15/32 ..... 2,480 2,749,821
Series 2021A , GO , 3.00% , 01/15/33 ..... 10,370 10,054,068
Series 2020A , GO , 4.00% , 01/15/33 ..... 3,000 3,057,931
Series 2022A , GO , 4.00% , 01/15/33 ..... 16,155 16,636,233
Series A , GO , 5.00% , 04/15/33 ........ 1,660 1,679,314
Series 2023B , GO , 5.00% , 08/01/33 ..... 1,000 1,114,572
Series 2024E , GO , 5.00% , 09/01/33 ..... 15,745 17,562,195
Series E , GO , 5.00% , 10/15/33 ........ 4,170 4,179,019
Series 2021A , GO , 3.00% , 01/15/34 ..... 4,000 3,816,392
Series 2022A , GO , 4.00% , 01/15/34 ..... 1,500 1,536,139
Series A , GO , 5.00% , 04/15/34 ........ 7,000 7,076,735
Series 2019A , GO , 5.00% , 04/15/34 ..... 3,675 3,839,932
Series 2022A , GO , 4.00% , 01/15/35 ..... 5,205 5,304,214
Series 2019A , GO , 5.00% , 04/15/35 ..... 3,000 3,124,020
Series A , GO , 5.00% , 04/15/35 ........ 6,000 6,060,647
Series 2026A , GO , 5.00% , 09/15/35 ..... 5,000 5,614,285
Series 2022F , GO , 5.00% , 11/15/35 ..... 1,640 1,782,946
Series 2021A , GO , 3.00% , 01/15/36 ..... 13,595 12,532,222
Series 2020A , GO , 4.00% , 01/15/36 ..... 4,000 4,032,484
Series 2022B , GO , 4.00% , 01/15/36 ..... 3,370 3,412,118
Series 2024A , GO , 5.00% , 01/15/36 ..... 3,150 3,466,052

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2025A , GO , 5.00% , 03/15/36 ..... USD 1,000 $ 1,112,577
Series 2019A , GO , 5.00% , 04/15/36 ..... 2,300 2,387,682
Series 2021A , GO , 3.00% , 01/15/37 ..... 5,090 4,603,480
Series 2020A , GO , 4.00% , 01/15/37 ..... 2,000 2,007,748
Series 2021B , GO , 3.00% , 06/01/37 ..... 8,865 7,944,598
Series 2022F , GO , 5.00% , 11/15/37 ..... 1,000 1,072,548
Series 2021A , GO , 3.00% , 01/15/38 ..... 5,000 4,410,430
Series 2022B , GO , 4.00% , 01/15/38 ..... 1,985 1,990,323
Series 2020A , GO , 3.00% , 01/15/39 ..... 2,000 1,721,923
Series 2021A , GO , 3.00% , 01/15/39 ..... 1,000 859,051
Series 2024B , GO , 5.00% , 01/15/39 ..... 3,000 3,227,605
Series 2025A , GO , 5.00% , 03/15/39 ..... 11,650 12,632,577
Series 2021A , GO , 3.00% , 01/15/40 ..... 5,000 4,156,437
Series 2022B , GO , 3.00% , 01/15/40 ..... 16,250 13,615,825
Series 2021B , GO , 3.00% , 06/01/40 ..... 5,425 4,504,066
Series 2022F , GO , 5.00% , 11/15/40 ..... 1,950 2,049,851
Series 2022B , GO , 3.00% , 01/15/41 ..... 4,000 3,264,370
Series 2024B , GO , 4.00% , 01/15/41 ..... 7,750 7,428,535
Series 2024B , GO , 4.00% , 01/15/42 ..... 8,110 7,697,247
Series 2025A , GO , 5.00% , 03/15/42 ..... 1,200 1,276,968
Series 2024G , GO , 3.00% , 11/15/42 ..... 4,400 3,569,379
Series 2024B , GO , 4.00% , 01/15/43 ..... 1,000 944,416
Series 2024G , GO , 3.00% , 11/15/43 ..... 1,120 896,832
Series 2025A , GO , 5.00% , 03/15/44 ..... 1,000 1,054,520
Series 2026A , GO , 5.00% , 09/15/44 ..... 6,505 6,876,756
State of Connecticut Clean Water Fund - State
Revolving Fund
Series 2026A , RB , 5.00% , 03/01/27 ..... 2,500 2,530,100
Series 2026A , RB , 5.00% , 03/01/29 ..... 2,500 2,644,769
Series A , RB , 5.00% , 05/01/30 ......... 1,590 1,613,548
Series 2019A , RB , 5.00% , 02/01/36 ..... 14,215 14,764,329
State of Connecticut Special Tax
Series 2018A , RB , 5.00% , 01/01/27 ..... 8,000 8,064,974
Series 2025A , RB , 5.00% , 07/01/27 ..... 2,500 2,550,799
Series 2021D , RB , 5.00% , 11/01/27 ..... 4,520 4,647,373
Series 2026A , RB , 5.00% , 07/01/28 ..... 10,000 10,427,946
Series 2025A , RB , 5.00% , 07/01/28 ..... 4,165 4,343,240
Series 2021D , RB , 5.00% , 11/01/28 ..... 3,550 3,727,378
Series 2026A , RB , 5.00% , 07/01/29 ..... 10,000 10,624,542
Series 2025A , RB , 5.00% , 07/01/29 ..... 5,000 5,312,271
Series 2022B , RB , 5.00% , 07/01/29 ..... 2,000 2,124,908
Series A , RB , 5.00% , 09/01/29 ......... 4,000 4,000,000
Series 2020A , RB , 5.00% , 05/01/30 ..... 5,000 5,382,310
Series 2024B , RB , 5.00% , 07/01/30 ..... 2,000 2,158,090
Series 2024A-1 , RB , 5.00% , 07/01/30 .... 7,500 8,092,836
Series 2018B , RB , 5.00% , 10/01/30 ..... 10,000 10,442,807
Series 2018A , RB , 5.00% , 01/01/31 ..... 10,740 11,042,539
Series 2024A-1 , RB , 5.00% , 07/01/31 .... 4,400 4,812,529
Series 2025A , RB , 5.00% , 07/01/31 ..... 8,000 8,750,054
Series 2018B , RB , 5.00% , 10/01/31 ..... 14,605 15,220,596
Series 2021A , RB , 5.00% , 05/01/32 ..... 5,775 6,270,570
Series 2024A-2 , RB , 5.00% , 07/01/32 .... 4,000 4,418,345
Series 2020A , RB , 5.00% , 05/01/33 ..... 4,000 4,257,767
Series A , RB , 5.00% , 09/01/33 ......... 1,000 1,000,000
Series 2018B , RB , 5.00% , 10/01/33 ..... 5,020 5,218,150
Series 2018A , RB , 5.00% , 01/01/34 ..... 18,000 18,452,662
Series 2021A , RB , 5.00% , 05/01/34 ..... 4,000 4,301,514
Series 2020A , RB , 5.00% , 05/01/34 ..... 5,000 5,300,782
Series 2024A-2 , RB , 5.00% , 07/01/34 .... 4,500 5,035,905
Series A , RB , 5.00% , 09/01/34 ......... 9,500 9,500,000
Series 2020A , RB , 5.00% , 05/01/35 ..... 5,565 5,880,311
Series 2021A , RB , 5.00% , 05/01/35 ..... 3,250 3,480,637
Series 2025A , RB , 5.00% , 07/01/35 ..... 2,125 2,385,202
Series 2021A , RB , 4.00% , 05/01/36 ..... 1,245 1,257,289
Series 2022A , RB , 5.00% , 07/01/36 ..... 3,950 4,284,115
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2024A-2 , RB , 5.00% , 07/01/36 .... USD 10,000 $ 11,076,745
Series A , RB , 4.00% , 09/01/36 ......... 10,000 10,000,000
Series 2018A , RB , 5.00% , 01/01/37 ..... 2,000 2,038,654
Series 2021A , RB , 4.00% , 05/01/37 ..... 2,350 2,359,579
Series 2020A , RB , 5.00% , 05/01/37 ..... 3,485 3,653,150
Series 2020A , RB , 5.00% , 05/01/38 ..... 4,960 5,177,786
Series 2018B , RB , 5.00% , 10/01/38 ..... 1,500 1,537,220
Series 2021A , RB , 4.00% , 05/01/39 ..... 3,500 3,440,718
Series 2020A , RB , 4.00% , 05/01/39 ..... 11,575 11,356,602
Series 2023 , RB , 5.00% , 07/01/39 ...... 4,985 5,327,358
Series 2021D , RB , 4.00% , 11/01/39 ..... 4,545 4,434,018
Series 2020A , RB , 3.13% , 05/01/40 ..... 7,075 6,007,013
Series 2021A , RB , 4.00% , 05/01/40 ..... 5,000 4,842,537
Series 2024A-2 , RB , 5.00% , 07/01/40 .... 2,500 2,669,539
Series 2025A , RB , 5.00% , 07/01/40 ..... 10,575 11,363,311
Series 2025A , RB , 5.00% , 07/01/41 ..... 2,500 2,668,131
Series 2024A-2 , RB , 5.00% , 07/01/41 .... 5,000 5,306,024
Series 2025A , RB , 5.00% , 07/01/42 ..... 3,000 3,190,291
Series 2024A-2 , RB , 5.00% , 07/01/42 .... 4,000 4,230,952
Series 2025A , RB , 5.00% , 07/01/43 ..... 3,000 3,183,788
Series 2022A , RB , 5.25% , 07/01/43 ..... 2,500 2,647,485
Series 2025A , RB , 5.00% , 07/01/44 ..... 3,000 3,175,898
Series 2025A , RB , 5.00% , 07/01/45 ..... 3,000 3,170,396
University of Connecticut
Series 2026A , RB , 5.00% , 02/15/27 ..... 7,315 7,394,769
Series 2026A , RB , 5.00% , 02/15/30 ..... 6,315 6,772,856
Series 2026A , RB , 5.00% , 02/15/31 ..... 5,000 5,434,053
Series 2026A , RB , 5.00% , 02/15/32 ..... 4,200 4,619,421
Series 2026A , RB , 5.00% , 02/15/34 ..... 5,000 5,600,069
Series 2026A , RB , 5.00% , 02/15/35 ..... 5,000 5,624,228
981,892,238
Delaware — 0.3%
Delaware Transportation Authority
Series 2020 , RB , 5.00% , 07/01/30 ...... 5,000 5,398,814
Series 2020 , RB , 5.00% , 07/01/31 ...... 160 172,139
Series 2020 , RB , 5.00% , 09/01/33 ...... 1,250 1,333,320
Series 2015 , RB , 5.00% , 06/01/55 ...... 14,435 14,435,274
State of Delaware
Series 2017A , GO , 5.00% , 01/01/27 ..... 1,270 1,280,357
Series 2020A , GO , 5.00% , 01/01/28 ..... 2,150 2,219,235
Series 2019 , GO , 5.00% , 02/01/28 ...... 4,495 4,648,528
Series 2022 , GO , 5.00% , 03/01/28 ...... 5,465 5,662,331
Series 2021 , GO , 5.00% , 02/01/29 ...... 2,000 2,112,963
Series 2022 , GO , 5.00% , 03/01/29 ...... 3,005 3,179,687
Series 2020A , GO , 5.00% , 01/01/30 ..... 2,240 2,405,038
Series 2023A , GO , 5.00% , 05/01/30 ..... 5,455 5,885,739
Series 2021 , GO , 5.00% , 02/01/31 ...... 2,630 2,870,114
Series 2022 , GO , 5.00% , 03/01/31 ...... 6,590 7,200,210
Series 2023A , GO , 5.00% , 05/01/31 ..... 12,035 13,179,025
Series 2021 , GO , 4.00% , 02/01/32 ...... 9,365 9,779,058
Series 2018A , GO , 5.00% , 02/01/35 ..... 9,210 9,439,574
Series 2018A , GO , 5.00% , 02/01/36 ..... 6,745 6,902,020
Series 2018A , GO , 5.00% , 02/01/37 ..... 6,245 6,379,997
Series 2023A , GO , 5.00% , 05/01/37 ..... 2,690 2,934,028
Series 2023A , GO , 4.00% , 05/01/40 ..... 13,420 13,131,765
Series 2026A , GO , 5.00% , 05/01/40 ..... 2,865 3,127,613
Series 2023A , GO , 4.00% , 05/01/42 ..... 12,000 11,578,508
Series 2023A , GO , 4.00% , 05/01/43 ..... 4,655 4,466,015
University of Delaware
Series 2025A , RB , 5.00% , 11/01/31 ..... 4,000 4,385,304
Series 2025A , RB , 5.00% , 11/01/55 ..... 5,000 5,066,552
149,173,208

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
District of Columbia — 1.7%
District of Columbia
Series 2023B , GO , 5.00% , 06/01/27 ..... USD 2,500 $ 2,546,745
Series 2026B , GO , 5.00% , 06/01/27 ..... 1,500 1,528,047
Series 2019A , GO , 5.00% , 10/15/27 ..... 2,000 2,055,385
Series 2021E , GO , 5.00% , 02/01/28 ..... 1,495 1,546,888
Series 2019A , GO , 5.00% , 10/15/28 ..... 2,045 2,145,340
Series 2024C , GO , 5.00% , 12/01/28 ..... 2,040 2,145,210
Series 2023B , GO , 5.00% , 06/01/29 ..... 5,010 5,315,283
Series 2019A , GO , 5.00% , 10/15/29 ..... 3,575 3,785,421
Series 2023B , GO , 5.00% , 06/01/30 ..... 19,000 20,455,632
Series 2024C , GO , 5.00% , 12/01/30 ..... 1,250 1,355,107
Series 2024B , GO , 5.00% , 08/01/32 ..... 19,715 21,760,522
Series 2019A , GO , 5.00% , 10/15/32 ..... 13,490 14,152,683
Series 2021D , GO , 5.00% , 02/01/33 ..... 2,300 2,478,303
Series 2024B , GO , 5.00% , 08/01/33 ..... 6,000 6,675,206
Series 2019A , GO , 5.00% , 10/15/33 ..... 5,000 5,232,832
Series 2020 , RB , 5.00% , 12/01/33 ...... 6,000 6,308,438
Series 2023A , GO , 5.00% , 01/01/34 ..... 1,040 1,145,342
Series 2026B , GO , 5.00% , 06/01/34 ..... 10,000 11,164,041
Series 2020 , RB , 5.00% , 12/01/34 ...... 2,450 2,565,922
Series 2023A , GO , 5.00% , 01/01/35 ..... 500 546,574
Series 2025A , RB , VRDN, 5.00% , 04/03/35
(b)
42,000 45,134,254
Series 2026A , GO , 5.00% , 06/01/35 ..... 7,000 7,832,758
Series 2023A , GO , 5.00% , 01/01/36 ..... 3,350 3,636,448
Series 2017D , GO , 5.00% , 06/01/36 ..... 2,650 2,680,208
Series 2023A , GO , 5.00% , 01/01/37 ..... 1,000 1,078,547
Series 2021E , GO , 4.00% , 02/01/37 ..... 1,835 1,819,262
Series 2017A , GO , 4.00% , 06/01/37 ..... 1,060 1,051,554
Series 2019A , GO , 5.00% , 10/15/37 ..... 5,000 5,173,303
Series 2023A , GO , 5.00% , 01/01/38 ..... 1,000 1,070,597
Series 2026A , GO , 5.00% , 06/01/39 ..... 5,000 5,428,603
Series 2026B , GO , 5.00% , 06/01/39 ..... 5,790 6,286,322
Series 2024A , GO , 5.00% , 08/01/39 ..... 1,250 1,337,979
Series 2026A , GO , 5.00% , 06/01/40 ..... 4,000 4,295,271
Series 2024A , GO , 5.00% , 08/01/40 ..... 1,000 1,059,977
Series 2019A , GO , 5.00% , 10/15/40 ..... 4,665 4,787,768
Series 2023A , GO , 5.00% , 01/01/41 ..... 1,000 1,047,210
Series 2021D , GO , 5.00% , 02/01/41 ..... 1,725 1,791,093
Series 2023A , GO , 5.00% , 01/01/42 ..... 2,000 2,089,458
Series 2023A , GO , 5.00% , 01/01/43 ..... 13,000 13,556,165
Series 2018A , GO , 5.00% , 06/01/43 ..... 3,950 4,011,195
Series 2026A , GO , 5.00% , 06/01/44 ..... 1,000 1,056,572
Series 2019A , GO , 5.00% , 10/15/44 ..... 9,230 9,440,277
Series 2026A , GO , 5.00% , 06/01/45 ..... 1,000 1,052,236
Series 2021D , GO , 4.00% , 02/01/46 ..... 3,000 2,749,314
Series 2023A , GO , 5.25% , 01/01/48 ..... 17,790 18,433,318
District of Columbia Income Tax
Series 2019C , RB , 5.00% , 10/01/26 ..... 2,270 2,274,613
Series 2022C , RB , 5.00% , 12/01/26 ..... 3,585 3,607,132
Series 2020B , RB , 5.00% , 10/01/27 ..... 11,885 12,203,115
Series 2019C , RB , 5.00% , 10/01/27 ..... 2,190 2,248,618
Series 2022C , RB , 5.00% , 12/01/27 ..... 2,015 2,076,936
Series 2022C , RB , 5.00% , 12/01/28 ..... 2,750 2,891,827
Series 2019A , RB , 5.00% , 03/01/29 ..... 2,000 2,112,780
Series 2019C , RB , 5.00% , 10/01/29 ..... 5,160 5,504,714
Series 2022C , RB , 5.00% , 12/01/29 ..... 7,000 7,487,444
Series 2024A , RB , 5.00% , 10/01/30 ..... 1,255 1,357,430
Series 2022C , RB , 5.00% , 12/01/30 ..... 8,500 9,214,725
Series 2020B , RB , 5.00% , 10/01/31 ..... 8,000 8,756,768
Series 2022C , RB , 5.00% , 12/01/31 ..... 15,590 17,096,700
Series 2019A , RB , 5.00% , 03/01/32 ..... 1,500 1,587,694
Series 2022C , RB , 5.00% , 12/01/32 ..... 5,125 5,672,661
Series 2019A , RB , 5.00% , 03/01/33 ..... 4,010 4,229,782
Series 2022A , RB , 5.00% , 07/01/33 ..... 2,075 2,279,365
Series 2023C , RB , 5.00% , 10/01/33 ..... 1,000 1,113,900
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Series 2019A , RB , 5.00% , 03/01/34 ..... USD 7,040 $ 7,404,401
Series 2020A , RB , 5.00% , 03/01/35 ..... 1,065 1,123,135
Series 2019A , RB , 5.00% , 03/01/35 ..... 6,355 6,662,176
Series 2022A , RB , 5.00% , 07/01/35 ..... 2,125 2,306,354
Series 2019A , RB , 5.00% , 03/01/36 ..... 2,000 2,089,849
Series 2024A , RB , 5.00% , 10/01/36 ..... 4,000 4,401,667
Series 2019A , RB , 4.00% , 03/01/37 ..... 2,000 1,990,274
Series 2024A , RB , 5.00% , 10/01/37 ..... 3,530 3,846,348
Series 2023A , RB , 5.00% , 05/01/38 ..... 3,000 3,214,170
Series 2023A , RB , 5.00% , 05/01/39 ..... 1,000 1,063,328
Series 2022A , RB , 5.00% , 07/01/39 ..... 3,420 3,619,205
Series 2019A , RB , 4.00% , 03/01/40 ..... 4,370 4,147,206
Series 2020A , RB , 3.00% , 03/01/41 ..... 6,000 4,894,626
Series 2023A , RB , 5.00% , 05/01/41 ..... 11,865 12,485,388
Series 2023A , RB , 5.00% , 05/01/42 ..... 2,520 2,646,071
Series 2019A , RB , 4.00% , 03/01/44 ..... 2,000 1,855,607
Series 2026A , RB , 5.00% , 06/01/44 ..... 10,000 10,565,716
Series 2020C , RB , 4.00% , 05/01/45 ..... 2,210 2,045,434
Series 2026A , RB , 5.00% , 06/01/45 ..... 8,000 8,417,887
Series 2026A , RB , 5.00% , 06/01/46 ..... 7,750 8,101,003
Series 2026A , RB , 5.00% , 06/01/47 ..... 3,335 3,462,718
Series 2022A , RB , 5.50% , 07/01/47 ..... 30,000 31,748,118
Series 2023A , RB , 5.25% , 05/01/48 ..... 2,870 2,978,540
Series 2026A , RB , 5.25% , 06/01/51 ..... 5,000 5,230,706
District of Columbia Water & Sewer Authority
Series 2024B, Sub-Series B-1 , RB , VRDN,
( TD Bank NA SBPA ), 3.00% , 09/02/26
(b)
19,095 19,095,000
Series 2025C-2 , RB , VRDN, ( Bank of
America NA SBPA ), 3.05% , 09/02/26
(b)
. 15,000 15,000,000
Series 2025C-1 , RB , VRDN, ( Bank of
America NA SBPA ), 3.15% , 09/02/26
(b)
. 14,250 14,250,000
Series 2026A , RB , 5.00% , 10/01/29 ..... 7,500 7,998,747
Series 2026B , RB , 5.00% , 10/01/33 ..... 7,500 8,344,195
Series 2024A , RB , 5.00% , 10/01/36 ..... 7,500 8,241,593
Series 2024A , RB , 5.00% , 10/01/38 ..... 12,000 12,959,018
Series 2026A , RB , 5.00% , 10/01/39 ..... 4,450 4,824,631
Series 2024A , RB , 5.00% , 10/01/40 ..... 2,740 2,914,258
Series 2026B , RB , 5.00% , 10/01/40 ..... 3,500 3,759,150
Series 2024A , RB , 5.00% , 10/01/41 ..... 4,000 4,234,677
Series 2024A , RB , 5.00% , 10/01/42 ..... 2,750 2,901,746
Series 2019A , RB , 5.00% , 10/01/44 ..... 5,000 5,117,845
Series 2018B , RB , 5.00% , 10/01/49 ..... 14,425 14,549,923
Series A , RB , 5.00% , 10/01/52 ......... 3,000 3,008,356
Metropolitan Washington Airports Authority
Dulles Toll Road
Series 2009B , RB , 0.00% , 10/01/33
(a)
.... 5,000 3,852,624
Series 2009B , RB , 0.00% , 10/01/35
(a)
.... 13,940 9,720,524
Series 2010A , RB , 0.00% , 10/01/37
(a)
.... 4,000 2,323,662
Series 2019B , RB , 4.00% , 10/01/44 ..... 5,250 4,734,919
Series 2019A , RB , 5.00% , 10/01/44 ..... 1,000 1,013,708
Series 2019B , RB , 5.00% , 10/01/47 ..... 1,000 1,002,087
Series 2019B , RB , 4.00% , 10/01/49 ..... 5,250 4,454,012
Series 2019B , RB , 4.00% , 10/01/53 ..... 3,000 2,539,342
Series 2019B , RB , 4.00% , 10/01/53 ..... 5,000 4,099,617
Washington Metropolitan Area Transit Authority
Series 2021A , RB , 5.00% , 07/15/27 ..... 500 510,545
Series 2017B , RB , 5.00% , 07/01/29 ..... 1,470 1,496,373
Series 2021A , RB , 4.00% , 07/15/35 ..... 1,500 1,519,341
Series 2017B , RB , 5.00% , 07/01/36 ..... 1,700 1,718,893
Series 2020A , RB , 5.00% , 07/15/36 ..... 11,730 12,260,770
Series 2020A , RB , 5.00% , 07/15/37 ..... 2,765 2,879,261
Series 2023A , RB , 5.00% , 07/15/37 ..... 1,000 1,066,404
Series 2020A , RB , 5.00% , 07/15/38 ..... 2,000 2,074,955
Series 2021A , RB , 4.00% , 07/15/39 ..... 4,000 3,920,684
Series 2020A , RB , 4.00% , 07/15/40 ..... 8,000 7,695,348

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Series 2023A , RB , 5.00% , 07/15/40 ..... USD 1,500 $ 1,563,653
Series 2023A , RB , 5.00% , 07/15/42 ..... 5,655 5,844,535
Series 2018 , RB , 5.00% , 07/01/43 ...... 5,000 5,038,167
Series 2021A , RB , 3.00% , 07/15/43 ..... 10,000 7,817,459
Series 2021A , RB , 4.00% , 07/15/43 ..... 16,820 15,902,587
Series 2023A , RB , 5.00% , 07/15/43 ..... 1,050 1,083,629
Series 2020A , RB , 4.00% , 07/15/45 ..... 3,000 2,820,076
Series 2020A , RB , 5.00% , 07/15/45 ..... 2,000 2,034,190
Series 2023A , RB , 5.00% , 07/15/45 ..... 1,000 1,030,347
Series 2021A , RB , 5.00% , 07/15/46 ..... 2,250 2,294,383
Series 2023A , RB , 5.00% , 07/15/48 ..... 5,000 5,079,670
Series 2023A , RB , 5.25% , 07/15/53 ..... 7,000 7,130,562
Series 2024A , RB , 5.00% , 07/15/54 ..... 5,000 5,031,594
Series 2024A , RB , 5.00% , 07/15/56 ..... 7,500 7,535,154
Series 2024A , RB , 5.25% , 07/15/59 ..... 13,750 13,991,597
771,104,552
Florida — 3.2%
Central Florida Expressway Authority
Series 2026A , RB , 5.00% , 07/01/27 ..... 1,000 1,019,394
Series 2021 , RB , 5.00% , 07/01/27 ...... 10,450 10,659,638
Series 2021 , RB , 5.00% , 07/01/28 ...... 1,000 1,042,959
Series 2026A , RB , 5.00% , 07/01/29 ..... 1,000 1,061,611
Series 2021 , RB , 5.00% , 07/01/30 ...... 1,000 1,078,290
Series 2025A , RB , 5.00% , 07/01/31 ..... 3,500 3,814,954
Series 2021 , RB , 5.00% , 07/01/32 ...... 725 791,811
Series 2021 , RB , 4.00% , 07/01/35 ...... 500 506,988
Series 2024B , RB , 5.00% , 07/01/35 ( AGC ) 10,000 11,085,118
Series 2021 , RB , 2.13% , 07/01/36 ...... 1,000 800,880
Series 2018 , RB , 5.00% , 07/01/37 ...... 2,025 2,110,696
Series 2025A , RB , 5.00% , 07/01/37 ..... 2,865 3,120,282
Series 2021 , RB , 4.00% , 07/01/38 ...... 1,000 981,417
Series 2025A , RB , 5.00% , 07/01/38 ..... 7,500 8,090,458
Series 2017 , RB , 5.00% , 07/01/38 ...... 5,845 5,960,552
Series 2018 , RB , 5.00% , 07/01/38 ...... 3,325 3,465,711
Series 2018 , RB , 5.00% , 07/01/39 ...... 4,380 4,565,357
Series 2025A , RB , 5.00% , 07/01/39 ..... 3,500 3,735,876
Series 2017 , RB , 5.00% , 07/01/39 ...... 1,250 1,274,712
Series 2026A , RB , 5.00% , 07/01/40 ..... 5,000 5,359,666
Series 2017 , RB , 4.00% , 07/01/41 ...... 2,775 2,570,854
Series 2018 , RB , 5.00% , 07/01/43 ...... 2,000 2,030,672
Series 2019B , RB , 5.00% , 07/01/44 ..... 2,500 2,547,946
Series 2024A , RB , 5.00% , 07/01/49 ..... 9,250 9,482,281
Series 2019B , RB , 5.00% , 07/01/49 ..... 2,500 2,527,885
Series 2024A , RB , 5.00% , 07/01/54 ..... 4,000 4,057,159
City of Cape Coral, Series 2026,
4.85%, 03/01/51 ................. 1,000 962,694
City of Fort Lauderdale
Series 2023B , RB , 5.50% , 09/01/53 ..... 3,825 4,018,189
Series 2026 , 5.00% , 07/01/56 ......... 15,000 15,296,119
City of Gainesville Utilities System
Series 2017A , RB , 5.00% , 10/01/29 ..... 7,100 7,262,657
Series 2026B , RB , 5.00% , 10/01/31 ..... 2,335 2,516,561
Series 2017A , RB , 5.00% , 10/01/37 ..... 1,000 1,012,335
Series 2026A , RB , 5.00% , 10/01/41 ..... 1,000 1,058,106
Series 2019A , RB , 5.00% , 10/01/44 ..... 1,500 1,528,235
City of Jacksonville
Series 2025 , RB , 5.00% , 10/01/31 ...... 5,000 5,448,591
Series 2025 , RB , 5.00% , 10/01/34 ...... 5,000 5,563,718
Series 2025 , RB , 5.00% , 10/01/44 ...... 5,000 5,236,849
Series 2024 , RB , 5.00% , 10/01/49 ...... 3,000 3,056,802
Series 2024 , RB , 5.25% , 10/01/54 ...... 3,000 3,077,189
City of Orlando
Series 2026B , RB , 5.00% , 10/01/51 ..... 4,900 5,035,056
Series 2026B , RB , 5.25% , 10/01/55 ..... 5,000 5,225,831
Security
Par (000)
Par (000) Value
Florida (continued)
City of Palm Coast, Series 2026, RB,
5.00%, 10/01/56 ................. USD 5,000 $ 5,055,977
City of Tampa Water & Wastewater System
Series 2020A , RB , 4.00% , 10/01/44 ..... 1,000 957,049
Series 2020A , RB , 5.00% , 10/01/54 ..... 4,205 4,272,832
Series 2024 , RB , 5.00% , 10/01/54 ...... 19,000 19,300,365
County of Broward Water & Sewer Utility, Series
2019A, RB, 5.00%, 10/01/40 ......... 5,290 5,429,894
County of Hillsborough Utility, Series 2016, RB,
3.00%, 08/01/41 ................. 14,945 11,969,597
County of Miami-Dade
Series 2026B , RB , 5.00% , 10/01/28 ..... 3,500 3,665,643
Series 2026B , RB , 5.00% , 10/01/29 ..... 1,450 1,542,135
Series 2016 , RB , 5.00% , 10/01/30 ...... 6,000 6,010,649
Series 2025A , GO , 5.00% , 07/01/31 ..... 15,000 16,349,803
Series 2016 , RB , 0.00% , 10/01/31
(a)
..... 2,250 1,833,824
Series 2020A , RB , 5.00% , 10/01/31 ..... 2,000 2,148,043
Series 2025A , GO , 5.00% , 07/01/32 ..... 3,500 3,846,408
Series 2025A , GO , 5.00% , 07/01/33 ..... 11,125 12,325,195
Series 2025A , GO , 5.00% , 07/01/35 ..... 5,000 5,579,880
Series 2016 , RB , 5.00% , 10/01/35 ...... 2,000 2,003,159
Series 2024B , RB , 5.00% , 10/01/37 ..... 3,750 4,067,793
Series 2016A , GO , 5.00% , 07/01/38 ..... 2,000 2,013,442
Series 2016A , GO , 4.00% , 07/01/39 ..... 5,000 4,855,677
Series 2020A , RB , 4.00% , 10/01/41 ..... 4,950 4,628,396
Series A , RB , 5.00% , 10/01/41 ......... 30,050 30,106,852
Series 2026B , RB , 5.00% , 10/01/41 ..... 5,735 6,103,043
Series 2014A , GO , 4.00% , 07/01/42 ..... 2,000 1,862,778
Series 2026A , RB , 5.00% , 04/01/45 ..... 5,000 5,180,656
Series 2015D , GO , 5.00% , 07/01/45 ..... 8,505 8,509,983
Series 2025B , RB , 5.00% , 10/01/50 ..... 2,000 2,024,885
Series 2024A , RB , 5.00% , 04/01/51 ..... 2,980 3,006,245
Series 2021A , GO , 5.00% , 07/01/51 ..... 13,350 13,479,235
Series 2024A , RB , 5.00% , 04/01/54 ..... 16,705 16,792,982
Series 2025B , RB , 5.25% , 10/01/55 ..... 2,500 2,559,311
County of Miami-Dade Seaport Department,
Series 2021, Sub-Series A-2, RB,
4.00%, 10/01/49 ................. 3,670 3,202,428
County of Miami-Dade Transit System
Series 2019 , RB , 4.00% , 07/01/39 ...... 2,000 1,977,268
Series 2018 , RB , 5.00% , 07/01/43 ...... 2,000 2,031,379
Series 2022 , RB , 5.00% , 07/01/43 ...... 15,000 15,581,792
Series 2022 , RB , 5.00% , 07/01/46 ...... 5,780 5,950,731
Series 2018 , RB , 4.00% , 07/01/48 ...... 5,215 4,635,768
Series 2020A , RB , 4.00% , 07/01/49 ..... 3,500 3,070,327
Series 2020A , RB , 4.00% , 07/01/50 ..... 5,000 4,337,363
Series 2022 , RB , 5.00% , 07/01/52 ...... 8,445 8,526,819
County of Miami-Dade Water & Sewer System
Series 2025B , RB , 5.00% , 10/01/26 ..... 5,000 5,009,991
Series 2017B , RB , 5.00% , 10/01/27 ..... 1,010 1,036,596
Series 2021 , RB , 5.00% , 10/01/30 ...... 2,745 2,968,049
Series 2025B , RB , 5.00% , 10/01/31 ..... 7,500 8,198,734
Series 2017B , RB , 4.00% , 10/01/37 ..... 6,500 6,366,573
Series 2017A , RB , 4.00% , 10/01/38 ..... 18,605 18,051,589
Series 2021 , RB , 4.00% , 10/01/38 ...... 2,310 2,241,288
Series 2021 , RB , 4.00% , 10/01/39 ...... 3,485 3,329,076
Series 2025B , RB , 4.00% , 10/01/40 ..... 3,000 2,828,093
Series 2021 , RB , 4.00% , 10/01/41 ...... 1,000 924,621
Series 2019B , RB , 4.00% , 10/01/44 ..... 2,345 2,122,857
Series 2017A , RB , 4.00% , 10/01/44 ..... 3,235 2,928,547
Series 2021 , RB , 4.00% , 10/01/46 ...... 5,050 4,552,726
RB , 4.00% , 10/01/48 ............... 2,000 1,777,289
Series 2019B , RB , 4.00% , 10/01/49 ..... 7,000 6,157,826
Series 2024A , RB , 5.00% , 10/01/49 ..... 19,065 19,310,285
Series 2021 , RB , 4.00% , 10/01/51 ...... 2,000 1,761,002

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2025A , RB , 4.50% , 10/01/51 ..... USD 10,000 $ 9,527,730
Series 2024A , RB , 5.25% , 10/01/54 ..... 3,500 3,569,861
Series 2025A , RB , 5.00% , 10/01/55 ..... 17,500 17,687,231
County of St. Lucie, Series 2025A, RB,
4.63%, 10/01/55 ................. 17,890 17,282,846
Duval County Public Schools, Series 2022A,
COP, 5.00%, 07/01/31 ............. 8,280 8,843,343
Florida Department of Management Services
Series 2018A , COP , 5.00% , 11/01/28 .... 1,750 1,837,062
Series 2018A , COP , 5.00% , 11/01/29 .... 2,000 2,135,258
Florida Insurance Assistance Interlocal Agency,
Inc.
Series 2023A-1 , RB , 5.00% , 09/01/27 .... 6,710 6,710,000
Series 2023A-1 , RB , 5.00% , 09/01/28 .... 7,985 7,985,000
Florida Municipal Power Agency
Series 2026B , RB , 5.00% , 10/01/28 ..... 2,500 2,605,287
Series 2025A , RB , 5.00% , 10/01/29 ..... 5,000 5,288,577
Series 2025A , RB , 5.00% , 10/01/30 ..... 3,100 3,319,773
Series 2025A , RB , 5.00% , 10/01/31 ..... 4,500 4,868,499
Series 2025A , RB , 5.00% , 10/01/35 ..... 2,125 2,299,190
Florida State Board of Governors Florida
International University Dormitory, Series
2026A, RB, 5.00%, 07/01/53 (BAM) ..... 10,000 10,003,497
Hillsborough County Aviation Authority
Series 2015A , RB , 5.00% , 10/01/44 ..... 1,000 1,000,321
Series 2022B , RB , 5.00% , 10/01/47 ..... 2,000 2,048,899
Series 2018F , RB , 5.00% , 10/01/48 ..... 7,000 7,050,457
JEA Electric System
Series 2017B , RB , 5.00% , 10/01/26 ..... 7,835 7,848,657
Series 2024A , RB , 5.00% , 10/01/27 ..... 650 667,328
Series 2017B , RB , 5.00% , 10/01/28 ..... 10,125 10,373,650
Series 2017B , RB , 5.00% , 10/01/29 ..... 1,225 1,253,449
Series 2024A , RB , 5.00% , 10/01/30 ..... 7,850 8,469,011
Series 2024A , RB , 5.00% , 10/01/31 ..... 7,155 7,814,537
Series 2024A-3 , RB , 5.00% , 10/01/32 .... 1,240 1,369,566
Series 2024A-3 , RB , 5.00% , 10/01/34 .... 2,975 3,321,553
Series 2024A , RB , 5.00% , 10/01/35 ..... 1,000 1,104,534
Series 2024A , RB , 5.00% , 10/01/36 ..... 3,000 3,287,029
Series 2024A-3 , RB , 5.00% , 10/01/36 ( AGC ) 3,225 3,556,009
Series 2024A-3 , RB , 5.00% , 10/01/37 .... 4,500 4,907,282
Series 2026A , RB , 5.00% , 10/01/51 ..... 10,000 10,174,399
Series 2026A , RB , 5.25% , 10/01/56 ..... 15,000 15,500,685
JEA Water & Sewer System
Series 2008B-1 , RB , VRDN, ( Bank of
America NA SBPA ), 2.42% , 09/09/26
(b)
. 13,940 13,940,000
Series 2017A , RB , 5.00% , 10/01/27 ..... 4,070 4,178,497
Series 2026A , RB , 5.00% , 10/01/31 ..... 4,900 5,350,959
Series 2021A , RB , 3.00% , 10/01/40 ..... 7,490 6,187,929
Series 2025A , RB , 5.00% , 10/01/42 ..... 3,000 3,174,300
Series 2024A , RB , 5.25% , 10/01/49 ..... 19,835 20,399,181
Series 2026A , RB , 5.00% , 10/01/51 ..... 10,000 10,272,530
Series 2024A , RB , 5.50% , 10/01/54 ..... 8,700 9,109,186
Series 2025A , RB , 5.25% , 10/01/55 ..... 13,705 14,141,259
Series 2026A , RB , 5.00% , 10/01/56 ..... 10,000 10,201,391
Lee County School Board (The)
Series 2025B , COP , 5.00% , 08/01/27 .... 1,800 1,839,542
Series 2025A , COP , 5.00% , 08/01/42 .... 5,000 5,222,192
Series 2025A , COP , 5.00% , 08/01/43 .... 5,000 5,219,459
Series 2025A , COP , 5.00% , 08/01/44 .... 4,000 4,168,614
Series 2025A , COP , 5.00% , 08/01/45 .... 5,000 5,202,091
Series 2025A , COP , 5.25% , 08/01/48 .... 1,460 1,522,959
Series 2025A , COP , 5.25% , 08/01/50 .... 20,725 21,495,058
Manatee County School District
Series 2026A , COP , 5.00% , 07/01/44 .... 2,700 2,809,740
Series 2026A , COP , 5.00% , 07/01/45 .... 1,250 1,296,289
Security
Par (000)
Par (000) Value
Florida (continued)
Miami Beach Redevelopment Agency
Series 2025 , 5.00% , 02/01/40 ......... USD 1,250 $ 1,317,308
Series 2025 , 5.00% , 02/01/41 ......... 1,500 1,564,628
Miami-Dade County Educational Facilities
Authority
Series 2026 , RB , 5.00% , 04/01/34 ...... 1,500 1,647,335
Series 2024A , RB , 5.00% , 04/01/35 ..... 5,980 6,579,036
Series 2024A , RB , 5.00% , 04/01/37 ..... 13,650 14,761,969
Series 2024B , RB , 5.25% , 04/01/39 ..... 11,515 12,439,237
Series 2024A , RB , 5.00% , 04/01/41 ..... 17,500 18,261,978
Series 2024A , RB , 5.00% , 04/01/42 ..... 13,665 14,213,161
Series 2026 , RB , 5.00% , 04/01/42 ...... 3,500 3,654,744
Series 2026 , RB , 5.00% , 04/01/43 ...... 7,000 7,277,558
Series 2026 , RB , 5.00% , 04/01/44 ...... 2,000 2,066,585
Series 2024A , RB , 5.00% , 04/01/45 ..... 7,985 8,201,110
Series 2026 , RB , 5.00% , 04/01/45 ...... 4,070 4,190,417
Series 2026 , RB , 5.00% , 04/01/46 ...... 8,250 8,447,649
Series 2026 , RB , 5.00% , 04/01/47 ...... 4,660 4,740,469
Series 2026 , RB , 5.00% , 04/01/48 ...... 4,000 4,047,108
Miami-Dade County Expressway Authority
Series A , RB , 5.00% , 07/01/35 ......... 975 979,515
Series 2014A , RB , 5.00% , 07/01/39 ..... 2,830 2,835,528
Orange County Convention Center, Series
2026A, RB, 5.00%, 10/01/38 ......... 5,000 5,450,797
Orange County School Board, Series 2024A,
COP, 5.00%, 08/01/33 ............. 6,500 7,202,103
Orlando Utilities Commission
Series 2026B-2 , RB , VRDN, ( TD Bank NA
SBPA ), 3.05% , 09/02/26
(b)
.......... 10,000 10,000,000
Series 2015B , RB , VRDN, ( TD Bank NA
SBPA ), 2.27% , 09/09/26
(b)
.......... 2,200 2,200,000
Series 2026A , RB , 5.00% , 10/01/26 ..... 14,000 14,028,809
Series 2026A , RB , 5.00% , 10/01/27 ..... 2,500 2,565,831
Series 2026A , RB , 5.00% , 10/01/28 ..... 2,500 2,620,807
Series 2026A , RB , 5.00% , 10/01/30 ..... 2,125 2,299,375
Series 2026A , RB , 5.00% , 10/01/31 ..... 6,000 6,573,803
Series 2026A , RB , 5.00% , 10/01/33 ..... 3,000 3,349,960
Series 2025B , RB , 5.00% , 10/01/35 ..... 1,500 1,666,613
Series 2024B , RB , 5.00% , 10/01/38 ..... 2,000 2,168,659
Series 2021A , RB , 4.00% , 10/01/39 ..... 4,685 4,561,525
Series 2024B , RB , 5.00% , 10/01/39 ..... 3,000 3,223,668
Series 2021A , RB , 4.00% , 10/01/40 ..... 4,000 3,834,049
Series 2024A , RB , 5.00% , 10/01/50 ..... 5,000 5,114,450
Series 2025A , RB , 5.00% , 10/01/50 ..... 5,000 5,114,450
Palm Beach County School District
Series 2017A , COP , 5.00% , 08/01/27 .... 2,785 2,843,374
Series 2025A , COP , 5.00% , 08/01/27 .... 1,000 1,020,960
Series 2025A , COP , 5.00% , 08/01/28 .... 3,740 3,899,079
Series 2018C , COP , 5.00% , 08/01/29 .... 2,540 2,643,286
Series 2025A , COP , 5.00% , 08/01/29 .... 1,250 1,324,866
Series 2025A , COP , 5.00% , 08/01/31 .... 4,000 4,350,935
Series 2025A , COP , 5.00% , 08/01/32 .... 1,750 1,922,728
Series 2023A , COP , 5.00% , 08/01/36 .... 1,500 1,624,051
Series 2023A , COP , 5.00% , 08/01/37 .... 1,750 1,879,517
Series 2023A , COP , 5.00% , 08/01/38 .... 1,500 1,598,528
Series 2022B , COP , 5.25% , 08/01/38 .... 3,530 3,778,257
Series 2023A , COP , 5.00% , 08/01/39 .... 2,250 2,378,537
Pasco County School Board
Series 2024 , RB , 5.00% , 10/01/34 ...... 5,750 6,419,808
Series 2024 , RB , 5.00% , 10/01/35 ...... 11,535 12,594,774
Series 2024 , RB , 5.00% , 10/01/36 ...... 9,550 10,272,754
Peace River Manasota Regional Water Supply
Authority, Series 2025A, RB, 5.50%, 10/01/55 25,375 26,952,541
Polk County School District
COP , 5.00% , 01/01/30 .............. 5,330 5,656,344

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
COP , 5.00% , 01/01/41 ( BAM ) ......... USD 5,000 $ 5,249,504
COP , 5.00% , 01/01/43 ( BAM ) ......... 4,000 4,170,944
School Board of Miami-Dade County (The)
Series 2025A , COP , 5.00% , 05/01/27 .... 4,545 4,613,116
Series 2026A , COP , 5.00% , 02/01/28 .... 5,000 5,155,867
Series 2012A , COP , 4.00% , 08/01/29 .... 1,000 1,000,762
Series 2026A , COP , 5.00% , 02/01/30 .... 10,000 10,643,886
Series 2025A , COP , 5.00% , 05/01/30 .... 2,000 2,134,921
Series 2026A , COP , 5.00% , 02/01/32 .... 10,000 10,857,038
Series 2026 , GO , 5.00% , 03/15/39 ...... 7,255 7,848,089
Series 2026 , GO , 5.00% , 03/15/40 ...... 3,000 3,211,639
Series 2017 , GO , 4.00% , 03/15/47 ...... 20,000 17,943,328
School District of Broward County
Series 2019A , COP , 5.00% , 07/01/27 .... 1,750 1,782,192
Series 2025A , COP , 5.00% , 07/01/27 ( AGC ) 13,360 13,623,559
Series 2020A , COP , 5.00% , 07/01/31 .... 3,995 4,256,628
Series 2020A , COP , 5.00% , 07/01/32 .... 3,015 3,202,674
Series 2026A , COP , 5.00% , 07/01/32 .... 10,000 10,906,177
Series 2026A , COP , 5.00% , 07/01/33 .... 7,195 7,897,185
Series 2020A , COP , 5.00% , 07/01/34 .... 2,000 2,105,978
Series 2022B , COP , 5.00% , 07/01/35 .... 5,000 5,337,774
Seminole County School District Sales Tax,
Series 2025, RB, 5.00%, 10/01/33 ...... 1,250 1,389,946
South Florida Water Management District
COP , 5.00% , 10/01/30 .............. 5,000 5,404,280
COP , 5.00% , 10/01/33 .............. 19,940 22,225,876
State of Florida
Series 2026A , GO , 5.00% , 06/01/27 ..... 10,000 10,185,551
Series 2024A , GO , 5.00% , 06/01/28 ..... 9,965 10,385,117
Series 2026A , GO , 5.00% , 06/01/28 ..... 15,000 15,632,390
Series 2026A , GO , 5.00% , 06/01/30 ..... 10,000 10,788,683
State of Florida Department of Transportation
Turnpike System
Series 2018A , RB , 4.00% , 07/01/48 ..... 4,000 3,604,674
Series 2026A , RB , 4.25% , 07/01/49 ..... 5,810 5,403,612
Series 2022C , RB , 5.00% , 07/01/52 ..... 6,000 6,070,301
Series 2024B , RB , 4.00% , 07/01/54 ..... 15,000 13,149,867
Series 2024D , RB , 4.00% , 07/01/54 ..... 20,660 18,111,750
Tampa Bay Water
Series 2025 , RB , 5.00% , 10/01/30 ...... 10,000 10,804,553
Series 2025 , RB , 5.00% , 10/01/31 ...... 10,000 10,936,578
Series 2026B , RB , 5.00% , 10/01/37 ..... 3,000 3,350,318
Series 2026A , RB , 5.00% , 10/01/45 ..... 2,245 2,361,984
Series 2024A , RB , 5.00% , 10/01/46 ..... 1,000 1,035,674
Series 2026A , RB , 5.00% , 10/01/46 ..... 2,805 2,933,496
Series 2024A , RB , 5.00% , 10/01/49 ...... 5,000 5,114,916
Series 2026A , RB , 5.00% , 10/01/51 ..... 2,000 2,043,810
Series 2022 , RB , 5.00% , 10/01/52 ...... 5,000 5,061,811
Series 2024A , RB , 5.25% , 10/01/54 ..... 2,500 2,569,371
Series 2026A , RB , 5.00% , 10/01/55 ..... 3,000 3,046,825
Tampa-Hillsborough County Expressway
Authority
Series 2017B , RB , 4.00% , 07/01/42 ..... 12,725 11,832,857
Series 2017 , RB , 5.00% , 07/01/47 ...... 6,210 6,238,489
Tohopekaliga Water Authority, Series 2026A, RB,
5.00%, 10/01/30 ................. 10,000 10,796,480
1,458,625,586
Georgia — 1.9%
City of Atlanta
Series 2022A-1 , GO , 5.00% , 12/01/29 .... 1,000 1,068,574
Series 2022A-1 , GO , 5.00% , 12/01/35 .... 1,750 1,927,744
Series 2022A-1 , GO , 5.00% , 12/01/38 .... 2,500 2,672,085
Series 2022A-1 , GO , 5.00% , 12/01/41 .... 2,000 2,104,447
Security
Par (000)
Par (000) Value
Georgia (continued)
City of Atlanta Airport Customer Facility Charge,
Series 2025B, RB, 5.50%, 07/01/50 ..... USD 4,000 $ 4,222,445
City of Atlanta Airport Passenger Facility Charge
Series 2019C , RB , 5.00% , 07/01/36 ..... 2,500 2,608,676
Series 2019C , RB , 5.00% , 07/01/39 ..... 2,500 2,582,400
Series 2023D , RB , 5.00% , 07/01/44 ..... 2,000 2,079,583
City of Atlanta Department of Aviation
Series 2020A , RB , 5.00% , 07/01/28 ..... 2,000 2,084,163
Series 2020A , RB , 5.00% , 07/01/29 ..... 8,505 9,027,086
Series 2020A , RB , 5.00% , 07/01/30 ..... 2,000 2,154,467
Series 2023F , RB , 5.00% , 07/01/33 ..... 2,250 2,504,700
Series 2023B-1 , RB , 5.00% , 07/01/48 .... 1,000 1,021,927
Series 2026A-1 , RB , 5.00% , 07/01/51 .... 5,000 5,095,543
Series 2022A , RB , 4.00% , 07/01/52 ..... 3,010 2,687,922
Series 2023B-1 , RB , 5.00% , 07/01/53 .... 4,000 4,047,140
Series 2026A-1 , RB , 5.25% , 07/01/56 .... 5,000 5,166,030
City of Atlanta Water & Wastewater
Series 2024 , RB , 5.00% , 11/01/31 ( BAM ) .. 10,000 10,986,384
Series 2026 , RB , 5.00% , 11/01/31 ...... 8,000 8,781,058
Series 2024 , RB , 5.00% , 11/01/32 ( BAM ) .. 6,250 6,934,332
Series 2024 , RB , 5.00% , 11/01/33 ( BAM ) .. 5,500 6,159,317
Series 2026 , RB , 5.00% , 11/01/36 ...... 12,400 13,990,697
Series 2018C , RB , 4.00% , 11/01/38 ..... 8,000 7,839,752
Series 2026 , RB , 5.00% , 11/01/39 ...... 5,000 5,455,000
Series 2026 , RB , 5.00% , 11/01/40 ...... 7,550 8,152,140
Series 2024 , RB , 5.00% , 11/01/41 ( BAM ) .. 3,000 3,186,718
Series 2018B , RB , 5.00% , 11/01/43 ..... 4,455 4,577,112
Series 2026 , RB , 5.00% , 11/01/45 ...... 1,000 1,056,556
Series 2026 , RB , 5.00% , 11/01/51 ...... 4,070 4,182,478
Series 2026 , RB , 5.25% , 11/01/56 ...... 3,410 3,563,756
City of Cartersville, Series 2026, RB,
5.00%, 06/01/56 ................. 5,000 5,101,546
Columbia County School District, Series 2025,
GO, 5.00%, 10/01/40 (SAW) ......... 5,000 5,405,519
County of DeKalb
Series 2022 , RB , 5.00% , 10/01/27 ...... 4,000 4,108,366
Series 2006B , RB , 5.25% , 10/01/32 ..... 2,190 2,194,065
Series 2025A , RB , 5.00% , 10/01/50 ..... 7,400 7,589,325
County of Fulton
Series 2020A , RB , 3.00% , 01/01/36 ..... 4,980 4,612,076
Series 2020A , RB , 3.00% , 01/01/37 ..... 680 616,177
Douglas County School District
Series 2025 , GO , 5.00% , 04/01/28 ( SAW ) . 1,350 1,401,931
Series 2025 , GO , 5.00% , 04/01/29 ( SAW ) . 2,000 2,116,861
Series 2025 , GO , 5.00% , 04/01/30 ( SAW ) . 1,250 1,344,786
Series 2025 , GO , 5.00% , 04/01/40 ( SAW ) . 1,000 1,089,330
Series 2025 , GO , 5.00% , 04/01/42 ( SAW ) . 1,000 1,075,394
Forsyth County Water & Sewerage Authority,
Series 2019, RB, 3.00%, 04/01/49 ...... 4,000 2,963,345
Georgia Ports Authority
Series 2022 , RB , 5.00% , 07/01/27 ...... 905 923,314
Series 2022 , RB , 5.00% , 07/01/29 ...... 1,500 1,594,483
Series 2022 , RB , 5.00% , 07/01/31 ...... 1,015 1,111,074
Series 2022 , RB , 5.00% , 07/01/33 ...... 1,500 1,650,253
Series 2022 , RB , 5.00% , 07/01/35 ...... 1,000 1,087,551
Series 2022 , RB , 5.00% , 07/01/38 ...... 750 798,749
Series 2021 , RB , 4.00% , 07/01/39 ...... 1,000 978,928
Series 2021 , RB , 4.00% , 07/01/40 ...... 1,000 968,517
Series 2022 , RB , 5.00% , 07/01/41 ...... 2,250 2,354,606
Series 2021 , RB , 4.00% , 07/01/42 ...... 1,000 955,474
Series 2022 , RB , 5.00% , 07/01/42 ...... 1,865 1,946,989
Series 2021 , RB , 4.00% , 07/01/43 ...... 4,750 4,520,024
Series 2022 , RB , 5.00% , 07/01/47 ...... 1,000 1,027,442
Series 2021 , RB , 4.00% , 07/01/51 ...... 1,750 1,589,424
Series 2022 , RB , 4.00% , 07/01/52 ...... 12,360 11,134,998

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Georgia (continued)
Series 2022 , RB , 5.25% , 07/01/52 ...... USD 5,750 $ 5,934,880
Georgia State Road & Tollway Authority
Series 2020 , RB , 5.00% , 06/01/27 ...... 2,200 2,240,987
Series 2020 , RB , 5.00% , 06/01/31 ...... 2,500 2,681,568
Series 2020 , RB , 5.00% , 06/01/32 ...... 6,105 6,527,379
Series 2021A , RB , 4.00% , 07/15/41 ( GTD ) 5,000 4,865,815
Series 2021A , RB , 4.00% , 07/15/42 ( GTD ) 18,100 17,514,108
Series 2021A , RB , 4.00% , 07/15/46 ( GTD ) 7,170 6,836,043
Gwinnett County School District, Series 2019,
GO, 5.00%, 02/01/38 .............. 13,000 13,418,124
Henry County School District
Series 2021 , GO , 1.88% , 08/01/34 ( SAW ) . 18,330 15,229,928
Series 2021 , GO , 1.88% , 08/01/35 ( SAW ) . 18,880 15,192,981
Series 2021 , GO , 1.88% , 08/01/36 ( SAW ) . 19,305 15,040,441
Macon Water Authority
Series 2024 , RB , 5.00% , 10/01/49 ...... 5,000 5,125,975
Series 2024 , RB , 5.00% , 10/01/54 ...... 6,750 6,852,217
Metropolitan Atlanta Rapid Transit Authority
Series 2026B , RB , VRDN, ( TD Bank NA
LOC ), 2.90% , 09/02/26
(b)
........... 43,395 43,395,000
Series 2026A , RB , 5.00% , 07/01/27 ..... 2,580 2,634,126
Series 2026A , RB , 5.00% , 07/01/28 ..... 2,860 2,988,628
Series 2007A , RB , 5.25% , 07/01/32 ( NPFGC ) 17,545 19,305,114
Series 2024B , RB , 5.00% , 07/01/36 ..... 5,000 5,498,285
Series 2024A , RB , 5.00% , 07/01/37 ..... 5,000 5,445,762
Series 2021E-1 , RB , 3.00% , 07/01/39 .... 2,500 2,122,697
Series 2017C , RB , 3.25% , 07/01/39 ..... 3,905 3,445,436
Series 2021E-1 , RB , 3.00% , 07/01/40 .... 9,565 7,924,263
Series 2024B , RB , 5.00% , 07/01/45 ..... 5,000 5,225,381
Series 2020A , RB , 3.00% , 07/01/47 ..... 2,850 2,086,519
Municipal Electric Authority of Georgia
Series 2016A , RB , 5.00% , 01/01/28 ..... 2,000 2,021,129
Series 2018A , RB , 5.00% , 01/01/29 ..... 6,000 6,172,935
Series 2021A , RB , 5.00% , 01/01/34 ..... 1,575 1,692,482
Series 2024A , RB , 5.00% , 01/01/36 ..... 5,350 5,796,444
Series 2019A , RB , 4.00% , 01/01/44 ..... 2,000 1,859,975
Series 2019A , RB , 5.00% , 01/01/44 ..... 7,975 8,051,412
Series 2023A , RB , 5.00% , 07/01/48 ..... 2,835 2,882,434
Series 2019A , RB , 4.00% , 01/01/49 ..... 1,750 1,542,135
Series 2024A , RB , 5.25% , 01/01/49 ..... 6,925 7,124,453
Series 2022A , RB , 5.00% , 07/01/52 ..... 3,000 2,973,639
Series 2024A , RB , 5.25% , 01/01/54 ( BAM ) 7,000 7,184,243
Series 2019A , RB , 5.00% , 01/01/56 ..... 3,000 2,952,733
Series 2015A , RB , 5.00% , 07/01/60 ..... 1,000 978,573
Series 2021A , RB , 5.00% , 01/01/62 ..... 3,335 3,342,510
Series 2019A , RB , 5.00% , 01/01/63 ..... 1,500 1,474,300
Private Colleges & Universities Authority
Series 2022A , RB , 5.00% , 09/01/29 ..... 1,505 1,599,546
Series 2025A , RB , 5.00% , 09/01/29 ..... 14,410 15,315,256
Series 2020B , RB , 5.00% , 09/01/30 ..... 5,000 5,388,920
Series 2025A , RB , 5.00% , 09/01/32 ..... 12,545 13,810,370
Series 2023B , RB , 5.00% , 09/01/33 ..... 20,000 22,206,150
Series 2025A , RB , 5.00% , 09/01/33 ..... 4,305 4,779,874
Series 2025A , RB , 5.00% , 09/01/37 ..... 2,700 2,974,834
Series B , RB , 4.00% , 10/01/38 ......... 4,000 3,922,738
Series 2020B , RB , 4.00% , 09/01/39 ..... 1,500 1,465,368
Series 2025A , RB , 5.25% , 09/01/43 ..... 6,925 7,456,967
Series 2013A , RB , 5.00% , 10/01/43 ..... 2,415 2,416,382
Series 2025A , RB , 5.25% , 09/01/44 ..... 14,275 15,301,754
Series A , RB , 5.00% , 10/01/46 ......... 6,525 6,530,440
Series 2019B , RB , 5.00% , 09/01/48 ..... 2,500 2,540,354
Richmond County Board of Education
Series 2025 , GO , 5.00% , 10/01/29 ( SAW ) . 9,665 10,313,625
Series 2025 , GO , 5.00% , 10/01/30 ( SAW ) . 3,000 3,249,668
Series 2025 , GO , 5.00% , 10/01/31 ( SAW ) . 3,000 3,289,722
Security
Par (000)
Par (000) Value
Georgia (continued)
Series 2025 , GO , 5.00% , 10/01/32 ( SAW ) . USD 2,500 $ 2,768,382
State of Georgia
Series 2016E , GO , 5.00% , 12/01/26 ..... 11,935 12,007,200
Series 2023A , GO , 5.00% , 07/01/27 ..... 5,000 5,103,684
Series 2021A , GO , 5.00% , 07/01/27 ..... 10,890 11,115,825
Series 2020A , GO , 5.00% , 08/01/27 ..... 7,665 7,839,779
Series 2016E , GO , 5.00% , 12/01/27 ..... 1,325 1,333,150
Series 2016F , GO , 5.00% , 01/01/28 ..... 2,805 2,828,026
Series 2018A , GO , 5.00% , 07/01/28 ..... 5,165 5,388,870
Series 2022A , GO , 5.00% , 07/01/28 ..... 8,500 8,868,421
Series 2020A , GO , 5.00% , 08/01/28 ..... 11,565 12,088,060
Series 2018A , GO , 5.00% , 07/01/29 ..... 5,000 5,211,355
Series 2019A , GO , 5.00% , 07/01/29 ..... 1,500 1,597,189
Series 2017C , GO , 5.00% , 07/01/29 ..... 5,500 5,606,489
Series 2020A , GO , 5.00% , 08/01/29 ..... 7,000 7,464,381
Series 2017A-2 , GO , 5.00% , 02/01/30 .... 11,420 11,527,731
Series 2018A , GO , 5.00% , 07/01/30 ..... 6,775 7,047,150
Series 2023A , GO , 5.00% , 07/01/30 ..... 11,660 12,618,288
Series 2021A , GO , 5.00% , 07/01/31 ..... 1,570 1,721,876
Series 2023A , GO , 5.00% , 07/01/31 ..... 5,720 6,273,331
Series 2019A , GO , 5.00% , 07/01/31 ..... 5,180 5,483,371
Series 2022A , GO , 5.00% , 07/01/31 ..... 2,200 2,412,820
Series 2020A , GO , 5.00% , 08/01/31 ..... 2,805 3,026,870
Series 2017A-2 , GO , 5.00% , 02/01/32 .... 12,600 12,708,436
Series 2018A , GO , 5.00% , 07/01/32 ..... 1,925 1,995,662
Series 2023C , GO , 5.00% , 01/01/33 ..... 4,000 4,458,865
Series 2017A-2 , GO , 5.00% , 02/01/33 .... 10,015 10,097,608
Series 2026C , GO , 4.00% , 12/01/33 ..... 20,000 21,113,190
Series 2021A , GO , 4.00% , 07/01/34 ..... 2,010 2,077,665
Series 2020A , GO , 4.00% , 08/01/34 ..... 1,720 1,767,012
Series 2021A , GO , 4.00% , 07/01/36 ..... 27,000 27,575,726
Series 2023A , GO , 5.00% , 07/01/36 ..... 2,215 2,435,680
Series 2023A , GO , 5.00% , 07/01/37 ..... 7,340 8,012,573
Series 2023A , GO , 5.00% , 07/01/38 ..... 1,985 2,151,408
Series 2020A , GO , 3.00% , 08/01/38 ..... 4,435 3,944,582
Series 2020A , GO , 3.00% , 08/01/39 ..... 4,135 3,587,973
Series 2022A , GO , 4.00% , 07/01/40 ..... 10,000 9,853,297
Series 2022A , GO , 4.00% , 07/01/42 ..... 7,000 6,839,910
864,275,636
Hawaii — 0.5%
City & County Honolulu Wastewater System
Series 2018A , RB , 4.00% , 07/01/38 ..... 3,300 3,247,444
Series 2024A , RB , 5.00% , 07/01/42 ..... 2,580 2,713,504
Series 2024A , RB , 5.00% , 07/01/43 ..... 2,000 2,094,775
Series 2024A , RB , 5.00% , 07/01/45 ..... 5,175 5,385,723
Series 2024A , RB , 5.00% , 07/01/46 ..... 9,090 9,423,253
Series 2018A , RB , 5.00% , 07/01/47 ..... 4,220 4,248,107
Series 2022A , RB , 5.00% , 07/01/47 ..... 3,000 3,078,338
Series 2025B , RB , 5.25% , 07/01/50 ..... 1,000 1,043,893
Series 2022A , RB , 5.25% , 07/01/51 ..... 2,500 2,573,347
Series 2024A , RB , 5.25% , 07/01/54 ..... 3,000 3,117,028
Series 2025B , RB , 5.25% , 07/01/55 ..... 1,250 1,302,545
City & County of Honolulu
Series 2019A , GO , 5.00% , 09/01/27 ..... 1,170 1,198,221
Series 2020B , GO , 5.00% , 03/01/28 ..... 2,120 2,192,837
Series 2022A , GO , 5.00% , 11/01/28 ..... 2,930 3,074,438
Series 2020B , GO , 5.00% , 03/01/30 ..... 1,500 1,606,568
Series C , GO , 5.00% , 10/01/30 ........ 5,000 5,404,079
Series 2025D , GO , 5.00% , 07/01/31 ..... 13,615 14,878,004
Series 2025F , GO , 5.00% , 07/01/31 ..... 11,860 12,960,200
Series 2025D , GO , 5.00% , 07/01/36 ..... 20,370 22,646,902
Series 2025F , GO , 5.00% , 07/01/36 ..... 6,500 7,226,552
State of Hawaii
Series FH , GO , 5.00% , 10/01/26 ....... 3,975 3,983,048

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hawaii (continued)
Series FH , GO , 5.00% , 10/01/27 ....... USD 4,725 $ 4,739,738
Series 2018FT , GO , 5.00% , 01/01/28 .... 1,000 1,032,603
Series FH , GO , 5.00% , 10/01/28 ....... 3,450 3,457,000
Series EO , GO , 5.00% , 08/01/29 ....... 720 728,628
Series FH , GO , 5.00% , 10/01/29 ....... 9,645 9,663,586
Series 2018FT , GO , 5.00% , 01/01/30 .... 3,000 3,089,372
Series 2019FW , GO , 5.00% , 01/01/30 .... 2,500 2,627,132
Series EO , GO , 5.00% , 08/01/30 ....... 1,895 1,917,709
Series 2018FT , GO , 5.00% , 01/01/31 .... 5,970 6,140,728
Series FN , GO , 5.00% , 10/01/31 ....... 1,000 1,023,490
Series 2016FB , GO , 3.00% , 04/01/32 .... 1,800 1,739,114
Series 2019FW , GO , 5.00% , 01/01/33 .... 5,060 5,280,266
Series 2018FT , GO , 5.00% , 01/01/33 .... 2,000 2,050,728
Series 2016FB , GO , 3.00% , 04/01/33 .... 23,365 22,380,950
Series 2016FB , GO , 3.00% , 04/01/34 .... 15,000 14,162,751
Series FK , GO , 5.00% , 05/01/34 ....... 2,310 2,339,288
Series FG , GO , 4.00% , 10/01/34 ....... 7,755 7,755,116
Series 2019FW , GO , 5.00% , 01/01/35 .... 10,000 10,388,735
Series FG , GO , 4.00% , 10/01/36 ....... 6,665 6,594,432
Series 2019FW , GO , 5.00% , 01/01/37 .... 2,000 2,066,517
State of Hawaii Airports System
Series 2020D , RB , 4.00% , 07/01/35 ..... 2,000 2,022,458
Series 2020D , RB , 4.00% , 07/01/38 ..... 2,000 1,991,491
Series 2025B , RB , 5.00% , 07/01/49 ..... 6,000 6,238,807
State of Hawaii State Highway Fund
Series 2026B , RB , 5.00% , 01/01/27 ..... 5,000 5,040,944
Series 2026B , RB , 5.00% , 01/01/28 ..... 5,000 5,163,013
Series 2026A , RB , 5.00% , 01/01/43 ..... 2,135 2,277,521
245,310,923
Idaho — 0.1%
Idaho Housing & Finance Association
Series 2019A , RB , 5.00% , 07/15/35 ..... 1,750 1,825,451
Series 2021A , RB , 4.00% , 07/15/38 ..... 2,150 2,115,801
Series 2025A , RB , 5.00% , 08/15/49 ..... 10,000 10,326,035
Series 2025A , RB , 4.00% , 08/15/50 ..... 17,000 15,382,780
Idaho State Building Authority
Series 2024A , RB , 5.00% , 06/01/29 ..... 8,000 8,498,415
Series 2024A , RB , 5.00% , 06/01/31 ..... 1,310 1,432,467
Series 2024A , RB , 5.00% , 06/01/32 ..... 3,560 3,938,685
Series 2024A , RB , 5.00% , 06/01/34 ..... 4,000 4,497,645
48,017,279
Illinois — 4.5%
Chicago Board of Education Dedicated Capital
Improvement Tax
Series 2016 , RB , 5.75% , 04/01/34 ...... 1,670 1,687,887
Series 2016 , RB , 6.00% , 04/01/46 ...... 1,830 1,848,859
Chicago Midway International Airport
Series 2023B , RB , 5.00% , 01/01/34 ( BAM ) 1,900 2,082,528
Series 2023B , RB , 5.00% , 01/01/35 ( BAM ) 7,000 7,603,344
Series 2025B , RB , 5.00% , 01/01/40 ..... 3,310 3,496,139
Series 2025B , RB , 5.00% , 01/01/41 ..... 2,500 2,613,877
Series 2025B , RB , 5.00% , 01/01/42 ..... 3,000 3,126,434
Series 2025B , RB , 5.00% , 01/01/43 ..... 5,000 5,190,463
Series 2025B , RB , 5.00% , 01/01/44 ..... 4,000 4,134,577
Chicago O'Hare International Airport
Series E , RB , 5.00% , 01/01/27 ......... 2,000 2,015,646
Series 2025D , RB , 5.00% , 01/01/27 ..... 2,500 2,519,557
Series 2025D , RB , 5.00% , 01/01/28 ..... 1,500 1,544,530
Series 2025D , RB , 5.00% , 01/01/30 ..... 910 969,943
Series 2025D , RB , 5.00% , 01/01/31 ..... 1,410 1,522,705
Series 2024D , RB , 5.00% , 01/01/31 ..... 7,500 8,099,495
Series 2024D , RB , 5.00% , 01/01/32 ..... 17,000 18,549,031
Series D , RB , 5.25% , 01/01/33 ......... 9,000 9,064,599
Security
Par (000)
Par (000) Value
Illinois (continued)
Series B , RB , 5.00% , 01/01/34 ......... USD 3,000 $ 3,016,688
Series 2020A , RB , 5.00% , 01/01/34 ..... 8,045 8,471,556
Series D , RB , 5.25% , 01/01/34 ......... 5,000 5,034,423
Series 2020A , RB , 4.00% , 01/01/35 ..... 4,000 4,003,362
Series 2020A , RB , 5.00% , 01/01/35 ..... 10,000 10,476,780
Series B , RB , 5.00% , 01/01/35 ......... 9,000 9,046,579
Series B , RB , 5.00% , 01/01/36 ......... 14,110 14,177,439
Series B , RB , 5.00% , 01/01/37 ......... 2,345 2,355,284
Series 2025D , RB , 5.00% , 01/01/38 ..... 5,000 5,433,122
Series B , RB , 5.00% , 01/01/38 ......... 3,025 3,036,997
Series B , RB , 5.00% , 01/01/39 ......... 7,500 7,526,554
Series 2025D , RB , 5.00% , 01/01/39 ..... 5,000 5,381,301
Series 2020A , RB , 4.00% , 01/01/40 ..... 5,000 4,877,192
Series 2022D , RB , 5.00% , 01/01/40 ..... 15,045 15,641,154
Series 2025C , RB , 5.00% , 01/01/41 ..... 3,500 3,683,259
Series 2025B , RB , 5.00% , 01/01/41 ..... 3,000 3,143,066
Series 2022D , RB , 4.00% , 01/01/42 ..... 2,000 1,871,056
Series 2025B , RB , 5.00% , 01/01/42 ..... 2,000 2,088,549
Series D , RB , 5.25% , 01/01/42 ......... 9,000 9,029,984
Series 2026A , RB , 5.00% , 01/01/43 ..... 1,000 1,040,709
Series 2018B , RB , 4.00% , 01/01/44 ..... 7,000 6,399,529
Series 2026A , RB , 5.00% , 01/01/44 ..... 1,190 1,232,879
Series D , RB , 5.00% , 01/01/47 ......... 8,380 8,389,496
Series 2018B , RB , 5.00% , 01/01/48 ..... 26,500 26,683,096
Series 2024B , RB , 5.00% , 01/01/48 ..... 5,000 5,069,815
Series 2025C , RB , 5.25% , 01/01/49 ..... 3,000 3,116,571
Series D , RB , 5.00% , 01/01/52 ......... 21,915 21,914,842
Series 2018B , RB , 4.00% , 01/01/53 ( AGM ) 9,450 8,218,361
Series 2018B , RB , 5.00% , 01/01/53 ..... 9,885 9,909,216
Series 2025C , RB , 5.25% , 01/01/54 ..... 2,250 2,308,512
Series 2026A , RB , 5.25% , 01/01/56 ..... 5,000 5,111,782
Chicago Transit Authority Capital Grant Receipts,
Series 2021, RB, 5.00%, 06/01/28 ...... 780 807,449
Chicago Transit Authority Sales Tax Receipts
Fund
Series 2024A , RB , 5.00% , 12/01/41 ..... 2,500 2,610,511
Series 2026A , RB , 5.00% , 12/01/41 ..... 500 524,580
Series 2024A , RB , 5.00% , 12/01/42 ..... 2,000 2,080,976
Series 2026A , RB , 5.00% , 12/01/42 ..... 500 521,954
Series 2022A , RB , 5.00% , 12/01/46 ( BAM ) 9,000 9,125,659
Series 2024A , RB , 5.00% , 12/01/49 ..... 50,000 50,419,865
Series 2026A , RB , 5.50% , 12/01/56 ..... 3,000 3,114,821
City of Chicago
Series 2020A , GO , 5.00% , 01/01/28 ..... 5,000 5,105,020
Series 2020A , GO , 5.00% , 01/01/29 ..... 3,000 3,072,367
Series 2024B , GO , 5.00% , 01/01/31 ..... 7,000 7,209,193
Series 2021A , GO , 5.00% , 01/01/33 ..... 9,825 10,046,719
Series 2024B , GO , 5.00% , 01/01/33 ..... 25,000 25,791,227
Series 2024B , GO , 5.00% , 01/01/34 ..... 14,275 14,708,625
Series 2021A , GO , 4.00% , 01/01/35 ..... 6,500 6,170,057
Series 2023A , GO , 5.00% , 01/01/35 ..... 3,850 3,908,440
Series 2023A , GO , 5.25% , 01/01/38 ..... 8,020 8,098,710
Series 2023A , GO , 5.50% , 01/01/39 ..... 2,850 2,904,561
Series 2025B , GO , 5.50% , 01/01/41 ..... 1,000 1,010,801
Series 2024A , GO , 5.00% , 01/01/43 ..... 8,425 8,061,498
Series 2024A , GO , 5.00% , 01/01/44 ..... 7,500 7,127,146
Series 2019A , GO , 5.00% , 01/01/44 ..... 1,250 1,187,858
Series 2024A , GO , 5.25% , 01/01/45 ..... 44,525 43,183,141
Series 2019A , GO , 5.50% , 01/01/49 ..... 1,520 1,480,789
Series 2025A , GO , 6.00% , 01/01/50 ..... 7,500 7,722,508
City of Chicago Waterworks
Series 2026B , RB , 5.00% , 11/01/29 ..... 5,000 5,305,039
Series 2026C , RB , 5.00% , 11/01/30 ..... 600 643,831
Series 2023B , RB , 5.00% , 11/01/32 ..... 1,695 1,847,793
Series 2026C , RB , 5.00% , 11/01/34 ..... 2,570 2,821,514

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2024A , RB , 5.00% , 11/01/37 ..... USD 12,105 $ 12,913,920
Series 2026A , RB , 5.00% , 11/01/46 ..... 2,500 2,563,359
Series 2026A , RB , 5.00% , 11/01/47 ..... 2,205 2,246,313
Series 2026A , RB , 5.00% , 11/01/48 ..... 3,500 3,540,438
Series 2026A , RB , 5.00% , 11/01/64 ..... 2,500 2,454,881
City of Joliet, Series 2025, RB, 5.25%, 01/01/50
(BAM) ....................... 1,500 1,539,842
City of Springfield Electric
Series 2024 , RB , 5.00% , 03/01/31 ( BAM ) . 10,180 10,961,406
Series 2024 , RB , 5.00% , 03/01/35 ( BAM ) . 7,250 7,921,596
Series 2024 , RB , 5.00% , 03/01/36 ( BAM ) . 21,675 23,508,926
Series 2024 , RB , 5.00% , 03/01/39 ( BAM ) . 5,000 5,288,461
Series 2024 , RB , 5.00% , 03/01/40 ( BAM ) . 11,500 12,067,001
County of Cook
Series 2026A , GO , 5.00% , 11/15/26
(c)
.... 2,365 2,376,614
Series 2026A , GO , 5.00% , 11/15/28
(c)
.... 1,820 1,903,056
Series 2026A , GO , 5.00% , 11/15/30
(c)
.... 1,365 1,468,156
Series 2026A , GO , 5.00% , 11/15/31
(c)
.... 1,775 1,932,068
Series 2026A , GO , 5.00% , 11/15/35
(c)
.... 1,000 1,109,661
Series 2024 , RB , 5.00% , 11/15/42 ...... 4,780 4,935,039
Series 2024 , RB , 5.00% , 11/15/43 ...... 3,000 3,083,126
Series 2025 , RB , 5.00% , 11/15/49 ...... 14,185 14,357,992
Series 2026 , RB , 5.25% , 11/15/51 ...... 2,000 2,051,826
Illinois Finance Authority
Series 2025B , RB , 5.00% , 07/01/31 ..... 3,000 3,275,327
Series 2025C , RB , 5.00% , 04/01/32 ..... 3,700 4,037,325
Series 2024A , RB , 5.00% , 04/01/32 ..... 5,035 5,494,035
Series 2021A , RB , 5.00% , 10/01/32 ..... 4,000 4,383,802
Series 2024A , RB , 5.00% , 04/01/34 ..... 13,000 14,368,011
Series 2024B , RB , 5.00% , 04/01/34 ..... 12,490 13,804,343
Series 2019 , RB , 5.00% , 07/01/34 ...... 2,575 2,701,188
Series 2020 , RB , 5.00% , 07/01/34 ...... 1,760 1,883,035
Series 2024B , RB , 5.00% , 04/01/35 ..... 7,640 8,355,579
Series 2025C , RB , 5.00% , 04/01/35 ..... 1,815 2,010,929
Series 2020 , RB , 5.00% , 07/01/35 ...... 4,950 5,271,644
Series 2019 , RB , 5.25% , 07/01/35 ...... 3,000 3,157,188
Series 2024B , RB , 5.00% , 04/01/36 ..... 14,120 15,295,539
Series 2020 , RB , 4.00% , 07/01/37 ...... 8,345 8,311,310
Series 2025A , RB , 5.00% , 01/01/38 ..... 2,000 2,197,250
Series 2020 , RB , 4.00% , 07/01/38 ...... 8,050 7,923,479
Series 2014A , RB , 4.00% , 10/01/38 ..... 3,275 3,094,569
Series 2024B , RB , 5.25% , 04/01/39 ..... 1,450 1,554,251
Series 2025A , RB , 5.00% , 07/01/39 ..... 5,000 5,413,308
Series 2025A , RB , 5.00% , 07/01/40 ..... 5,000 5,362,985
Series 2018A , RB , 5.00% , 10/01/48 ..... 2,000 2,011,357
Illinois Municipal Electric Agency
Series 2025A , RB , 5.00% , 02/01/30 ..... 3,750 3,988,696
Series 2025A , RB , 5.00% , 02/01/31 ..... 15,000 16,148,899
Series 2025A , RB , 5.00% , 02/01/33 ..... 5,000 5,485,267
Series 2025A , RB , 5.00% , 02/01/34 ..... 21,000 23,187,175
Series 2025A , RB , 5.00% , 02/01/35 ..... 23,250 25,745,092
Illinois State Toll Highway Authority
Series 2019C , RB , 5.00% , 01/01/27 ..... 6,320 6,370,268
Series 2018A , RB , 5.00% , 01/01/27 ..... 4,000 4,031,815
Series 2019C , RB , 5.00% , 01/01/28 ..... 6,000 6,188,417
Series 2019C , RB , 5.00% , 01/01/29 ..... 11,065 11,622,492
Series 2019B , RB , 5.00% , 01/01/29 ..... 2,000 2,100,767
Series 2019C , RB , 5.00% , 01/01/30 ..... 3,000 3,200,175
Series 2018A , RB , 5.00% , 01/01/30 ..... 6,250 6,551,291
Series 2019C , RB , 5.00% , 01/01/31 ..... 2,000 2,124,074
Series 2019B , RB , 5.00% , 01/01/31 ..... 1,505 1,598,366
Series 2018A , RB , 5.00% , 01/01/31 ..... 3,505 3,665,083
Series 2016A , RB , 4.00% , 12/01/31 ..... 5,035 5,037,786
Series 2016A , RB , 5.00% , 12/01/31 ..... 2,405 2,408,905
Series 2016A , RB , 5.00% , 12/01/32 ..... 3,000 3,004,663
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2024A , RB , 5.00% , 01/01/36 ..... USD 30,000 $ 32,841,702
Series 2014C , RB , 5.00% , 01/01/36 ..... 2,000 2,002,535
Series 2015B , RB , 5.00% , 01/01/36 ..... 1,000 1,001,267
Series 2014C , RB , 5.00% , 01/01/37 ..... 35,000 35,040,551
Series 2024A , RB , 5.00% , 01/01/38 ..... 7,105 7,652,010
Series 2024A , RB , 5.00% , 01/01/39 ..... 5,655 6,045,256
Series 2015B , RB , 5.00% , 01/01/40 ..... 9,645 9,652,698
Series 2015A , RB , 5.00% , 01/01/40 ..... 10,000 10,007,981
Series 2023A , RB , 5.00% , 01/01/41 ..... 4,250 4,440,973
Series 2016B , RB , 5.00% , 01/01/41 ..... 7,435 7,439,726
Series 2021A , RB , 5.00% , 01/01/41 ..... 9,765 10,117,821
Series 2021A , RB , 4.00% , 01/01/42 ..... 11,825 11,180,580
Series 2025A , RB , 5.00% , 01/01/42 ..... 10,000 10,525,455
Series 2017A , RB , 5.00% , 01/01/42 ..... 5,500 5,556,735
Series 2023A , RB , 5.00% , 01/01/42 ..... 3,665 3,820,014
Series 2025A , RB , 5.00% , 01/01/43 ..... 10,000 10,477,127
Series 2023A , RB , 5.25% , 01/01/43 ..... 1,235 1,305,775
Series 2019A , RB , 4.00% , 01/01/44 ..... 15,500 14,421,885
Series 2023A , RB , 5.25% , 01/01/45 ..... 6,875 7,208,464
Series 2021A , RB , 4.00% , 01/01/46 ..... 20,185 18,483,423
Series 2025A , RB , 5.00% , 01/01/47 ..... 5,000 5,138,950
Metropolitan Water Reclamation District of
Greater Chicago
Series 2024C , GO , 5.00% , 12/01/27 ..... 5,940 6,110,036
Series A , GO , 5.00% , 12/01/28 ........ 3,180 3,198,308
Series 2007C , GO , 5.25% , 12/01/32 ..... 1,340 1,497,166
Series 2021B , GO , 5.00% , 12/01/33 ..... 5,000 5,411,993
Series 2007B , GO , 5.25% , 12/01/34 ..... 2,500 2,836,833
Series 2024A , GO , 5.00% , 12/01/39 ..... 4,000 4,274,310
Series 2024A , GO , 5.00% , 12/01/40 ..... 6,030 6,376,112
Series 2026A , GO , 5.00% , 12/01/40
(c)
.... 9,000 9,630,053
Series 2024A , GO , 5.00% , 12/01/41 ..... 6,720 7,074,174
Series 2024A , GO , 5.00% , 12/01/42 ..... 5,000 5,241,217
Series 2024A , GO , 5.00% , 12/01/43 ..... 5,000 5,217,821
Series 2026A , GO , 5.25% , 12/01/44
(c)
.... 7,000 7,506,640
Regional Transportation Authority, Series 2003A,
RB, 6.00%, 07/01/29 (NPFGC) ........ 8,720 9,187,484
Sales Tax Securitization Corp.
Series 2018C , RB , 5.00% , 01/01/27 ..... 2,200 2,215,807
Series 2021A , RB , 5.00% , 01/01/28 ..... 3,500 3,599,255
Series 2020A , RB , 5.00% , 01/01/29 ..... 1,275 1,336,113
Series 2020A , RB , 5.00% , 01/01/30 ..... 2,500 2,654,864
Series 2021A , RB , 5.00% , 01/01/30 ..... 5,000 5,309,728
Series 2021A , RB , 5.00% , 01/01/32 ..... 6,125 6,620,568
Series 2024A , RB , 5.00% , 01/01/34 ..... 2,000 2,182,251
Series 2024A , RB , 5.00% , 01/01/35 ..... 19,500 21,271,388
Series 2025A , RB , 5.00% , 01/01/36 ..... 2,000 2,180,439
Series 2020A , RB , 5.00% , 01/01/37 ( BAM ) 1,000 1,040,111
Series 2024A , RB , 5.00% , 01/01/37 ..... 6,000 6,439,793
Series 2020A , RB , 4.00% , 01/01/40 ( BAM ) 1,000 942,299
Series 2025A , RB , 5.00% , 01/01/40 ..... 7,000 7,338,654
Series 2024A , RB , 5.00% , 01/01/41 ..... 1,500 1,550,301
Series 2025A , RB , 5.00% , 01/01/42 ..... 5,000 5,169,580
Series 2025A , RB , 5.00% , 01/01/45 ..... 5,000 5,103,311
State of Illinois
Series 2018A , GO , 5.00% , 10/01/26 ..... 4,750 4,758,611
Series 2018B , GO , 5.00% , 10/01/26 ..... 3,800 3,806,889
Series 2017D , GO , 5.00% , 11/01/26 ..... 16,070 16,128,440
Series 2019A , GO , 5.00% , 11/01/26 ..... 5,000 5,018,183
Series 2016 , GO , 5.00% , 02/01/27 ...... 12,000 12,110,060
Series 2024 , GO , 5.00% , 02/01/27 ...... 9,435 9,520,840
Series 2021A , GO , 5.00% , 03/01/27 ..... 2,640 2,669,140
Series 2026C , GO , 5.00% , 04/01/27 ..... 500 506,419
Series 2017D , GO , 5.00% , 11/01/27 ..... 49,425 50,671,330
Series 2021A , GO , 5.00% , 12/01/27 ..... 9,600 9,857,098

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2016 , GO , 5.00% , 02/01/28 ...... USD 4,500 $ 4,540,108
Series 2024 , GO , 5.00% , 02/01/28 ...... 2,435 2,507,383
Series 2022B , GO , 5.00% , 03/01/28 ..... 3,450 3,559,175
Series 2021A , GO , 5.00% , 03/01/28 ..... 5,425 5,597,481
Series 2026C , GO , 5.00% , 04/01/28 ..... 1,000 1,033,397
Series 2023B , GO , 5.00% , 05/01/28 ..... 4,400 4,552,521
Series 2018B , GO , 5.00% , 10/01/28 ..... 2,000 2,085,334
Series 2017D , GO , 5.00% , 11/01/28 ..... 10,405 10,651,125
Series 2021A , GO , 5.00% , 12/01/28 ..... 2,610 2,728,163
Series 2024 , GO , 5.00% , 02/01/29 ...... 3,535 3,701,956
Series 2023B , GO , 5.00% , 05/01/29 ..... 5,000 5,255,398
Series 2020B , GO , 5.00% , 10/01/29 ..... 10,720 11,325,027
Series 2022B , GO , 5.00% , 10/01/29 ..... 5,000 5,282,195
Series 2018B , GO , 5.00% , 10/01/29 ..... 4,100 4,258,683
Series 2017C , GO , 5.00% , 11/01/29 ..... 19,505 19,941,140
Series 2022B , GO , 5.00% , 03/01/30 ..... 4,000 4,244,960
Series 2022A , GO , 5.00% , 03/01/30 ..... 2,000 2,122,480
Series 2026C , GO , 5.00% , 04/01/30 ..... 1,000 1,062,089
Series 2024B , GO , 5.00% , 05/01/30 ..... 3,000 3,188,768
Series 2020 , GO , 5.50% , 05/01/30 ...... 6,465 6,766,988
Series 2018B , GO , 5.00% , 10/01/30 ..... 3,000 3,108,053
Series 2019B , GO , 5.00% , 11/01/30 ..... 2,000 2,104,399
Series 2024 , GO , 5.00% , 02/01/31 ...... 5,000 5,347,811
Series 2021A , GO , 5.00% , 03/01/31 ..... 1,500 1,605,749
Series 2022B , GO , 5.00% , 03/01/31 ..... 3,000 3,211,499
Series 2024B , GO , 5.00% , 05/01/31 ..... 2,500 2,679,340
Series 2017A , GO , 5.00% , 12/01/31 ..... 2,000 2,039,775
Series 2024 , GO , 5.00% , 02/01/32 ...... 5,180 5,576,755
Series 2018B , GO , 5.00% , 10/01/32 ..... 2,000 2,063,444
Series 2022B , GO , 5.00% , 10/01/32 ..... 14,500 15,675,254
Series 2019B , GO , 5.00% , 11/01/32 ..... 5,750 6,003,095
Series 2023B , GO , 5.00% , 12/01/32 ..... 10,000 10,819,550
Series 2017A , GO , 5.00% , 12/01/32 ..... 3,830 3,900,572
Series 2022B , GO , 5.00% , 03/01/33 ..... 7,650 8,198,334
Series 2021A , GO , 5.00% , 03/01/33 ..... 8,275 8,768,658
Series 2018A , GO , 5.00% , 05/01/33 ..... 9,480 9,727,668
Series 2023D , GO , 5.00% , 07/01/33 ..... 16,230 17,423,856
Series 2018A , GO , 5.00% , 10/01/33 ..... 1,240 1,275,319
Series 2021B , GO , 5.00% , 12/01/33 ..... 6,000 6,387,506
Series 2022B , GO , 5.00% , 03/01/34 ..... 5,000 5,329,937
Series 2024B , GO , 5.00% , 05/01/34 ..... 2,000 2,174,444
Series 2023B , GO , 5.00% , 05/01/34 ..... 15,000 16,001,313
Series 2017A , GO , 5.00% , 12/01/34 ..... 2,650 2,691,614
Series 2021A , GO , 5.00% , 03/01/35 ..... 1,500 1,575,333
Series 2024B , GO , 5.00% , 05/01/35 ..... 7,500 8,096,174
Series 2023D , GO , 5.00% , 07/01/35 ..... 6,125 6,501,702
Series 2025C , GO , 5.00% , 09/01/35 ..... 5,625 6,074,183
Series 2021A , GO , 5.00% , 03/01/36 ..... 3,000 3,135,870
Series 2024B , GO , 5.00% , 05/01/36 ..... 7,500 8,034,818
Series 2023B , GO , 5.00% , 05/01/36 ..... 2,900 3,058,589
Series 2025D , GO , 5.00% , 09/01/36 ..... 5,000 5,355,545
Series 2022A , GO , 5.25% , 03/01/37 ..... 1,665 1,766,143
Series 2023B , GO , 5.00% , 05/01/37 ..... 4,855 5,088,799
Series 2025D , GO , 5.00% , 09/01/37 ..... 5,000 5,310,543
Series 2022B , GO , 5.25% , 10/01/37 ..... 5,000 5,311,526
Series 2024 , GO , 5.00% , 02/01/38 ...... 5,000 5,289,941
Series 2021A , GO , 4.00% , 03/01/38 ..... 2,000 1,912,137
Series 2023B , GO , 5.25% , 05/01/38 ..... 2,000 2,109,573
Series 2020C , GO , 4.00% , 10/01/38 ..... 2,500 2,367,548
Series 2017A , GO , 5.00% , 12/01/38 ..... 3,740 3,775,522
Series 2024B , GO , 5.00% , 05/01/39 ..... 3,000 3,137,731
Series 2023B , GO , 5.25% , 05/01/39 ..... 5,500 5,765,589
Series 2020 , GO , 5.50% , 05/01/39 ...... 7,075 7,398,782
Series 2021B , GO , 4.00% , 12/01/39 ..... 2,000 1,862,157
Series 2017A , GO , 5.00% , 12/01/39 ..... 2,000 2,015,654
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2023C , GO , 5.00% , 12/01/39 ..... USD 15,000 $ 15,586,173
Series 2024B , GO , 5.00% , 05/01/40 ..... 3,500 3,631,292
Series 2023B , GO , 5.25% , 05/01/40 ..... 3,190 3,323,366
Series 2020C , GO , 4.00% , 10/01/40 ..... 5,000 4,585,256
Series 2019C , GO , 4.00% , 11/01/40 ..... 18,000 16,485,203
Series 2023C , GO , 5.00% , 12/01/40 ..... 31,000 31,976,373
Series 2021A , GO , 4.00% , 03/01/41 ..... 4,750 4,313,920
Series 2024B , GO , 5.00% , 05/01/41 ..... 5,000 5,146,934
Series 2023B , GO , 5.25% , 05/01/41 ..... 5,625 5,828,221
Series 2022A , GO , 5.50% , 03/01/42 ..... 3,000 3,145,181
Series 2018A , GO , 5.00% , 05/01/42 ..... 4,345 4,375,196
Series 2023B , GO , 5.25% , 05/01/42 ..... 10,375 10,708,254
Series 2026C , GO , 5.25% , 04/01/43 ..... 5,000 5,229,195
Series 2024B , GO , 5.25% , 05/01/44 ..... 2,385 2,460,925
Series 2026C , GO , 5.25% , 04/01/45 ..... 5,000 5,182,245
Series 2024B , GO , 5.25% , 05/01/45 ..... 5,000 5,145,186
Series 2020 , GO , 5.75% , 05/01/45 ...... 3,125 3,248,500
Series 2021A , GO , 5.00% , 03/01/46 ..... 16,235 16,339,316
Series 2022C , GO , 5.25% , 10/01/46 ..... 5,000 5,100,525
Series 2022A , GO , 5.50% , 03/01/47 ..... 2,000 2,066,852
Series 2024B , GO , 5.25% , 05/01/47 ..... 14,750 15,073,345
Series 2023B , GO , 5.50% , 05/01/47 ..... 10,550 10,905,304
Series 2022C , GO , 5.25% , 10/01/47 ..... 3,000 3,049,789
Series 2024B , GO , 5.25% , 05/01/48 ..... 5,650 5,750,308
Series 2024B , GO , 5.25% , 05/01/49 ..... 5,475 5,555,725
Series 2026C , GO , 5.50% , 04/01/51 ..... 15,000 15,603,390
State of Illinois Sales Tax
Series 2026B , RB , 5.00% , 06/15/27 ..... 2,045 2,079,721
Series 2025A , RB , 5.00% , 06/15/27 ..... 10,000 10,169,784
Series 2026B , RB , 5.00% , 06/15/28 ..... 2,880 2,986,610
Series 2024A , RB , 5.00% , 06/15/29 ..... 23,900 25,151,693
Series 2026B , RB , 5.00% , 06/15/29 ..... 3,605 3,793,801
Series 2026B , RB , 5.00% , 06/15/30 ..... 3,500 3,730,762
Series 2024A , RB , 5.00% , 06/15/30 ..... 2,305 2,456,973
Series 2025A , RB , 5.00% , 06/15/34 ..... 10,000 10,932,839
Series 2025A , RB , 5.00% , 06/15/35 ..... 15,000 16,410,890
Series 2024B , RB , 5.00% , 06/15/35 ..... 6,000 6,508,967
Series 2025B , RB , 5.00% , 06/15/38 ..... 7,000 7,446,235
Series 2024B , RB , 5.00% , 06/15/39 ..... 2,790 2,923,202
Series 2025B , RB , 5.00% , 06/15/40 ..... 7,000 7,301,382
Series 2025C , RB , 5.00% , 06/15/41 ..... 15,000 15,523,026
Series 2024C , RB , 5.00% , 06/15/41 ..... 9,080 9,366,462
Series 2025C , RB , 5.00% , 06/15/44 ..... 5,000 5,112,023
Series 2026A , RB , 5.00% , 06/15/45 ..... 2,000 2,041,404
2,064,099,255
Indiana — 0.5%
City of Indianapolis Department of Public Utilities
Water System
Series 2016B , RB , 5.00% , 10/01/27 ..... 6,265 6,276,853
Series 2016B , RB , 5.00% , 10/01/37 ..... 14,010 14,036,506
Indiana Finance Authority
Series E , RB , 5.00% , 02/01/27 ......... 3,375 3,381,795
Series 2016C , RB , 5.00% , 06/01/27 ..... 7,435 7,479,054
Series E , RB , 5.00% , 02/01/29 ......... 3,070 3,076,018
Series 2017C , RB , 5.00% , 02/01/29 ..... 1,800 1,857,915
Series 2016C , RB , 5.00% , 06/01/29 ..... 3,120 3,308,667
Series 2021-1 , RB , 5.00% , 10/01/29 ..... 1,000 1,067,202
Series 2022B , RB , 5.00% , 02/01/31 ..... 10,000 10,866,585
Series 2026A , RB , 5.00% , 10/01/31 ..... 3,400 3,722,130
Series 2021-1 , RB , 5.00% , 10/01/34 ..... 2,605 2,801,316
Series 2026A , RB , 5.00% , 10/01/36 ..... 1,500 1,681,017
Series 2019A , RB , 5.00% , 02/01/37 ..... 1,000 1,034,472
Series 2019A , RB , 5.00% , 02/01/38 ..... 3,310 3,415,469
Series 2021B , RB , 4.00% , 02/01/39 ..... 7,000 6,950,273

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indiana (continued)
Series 2021B , RB , 4.00% , 02/01/40 ..... USD 3,000 $ 2,933,379
Series 2025D , RB , 5.00% , 02/01/41 ..... 9,820 10,427,718
Series 2021-1 , RB , 3.00% , 10/01/41 ..... 6,500 5,171,295
Series 2016A , RB , 5.00% , 10/01/41 ..... 2,000 2,002,102
Series 2025D , RB , 5.00% , 02/01/42 ..... 17,920 18,966,324
Series 2012A , RB , 4.00% , 10/01/42 ..... 2,500 2,233,892
Series 2025C , RB , 5.00% , 02/01/43 ..... 1,000 1,054,953
Series 2024A , RB , 5.00% , 10/01/43 ..... 3,990 4,193,587
Series 2025C , RB , 5.00% , 02/01/44 ..... 1,000 1,051,104
Series 2024B , RB , 5.00% , 02/01/44 ..... 3,005 3,148,877
Series 2024A , RB , 5.00% , 10/01/44 ..... 3,350 3,510,840
Series 2026A , RB , 5.00% , 02/01/45 ..... 2,500 2,635,543
Series 2026A , RB , 5.00% , 02/01/46 ..... 875 918,581
Series 2016A , RB , 5.00% , 10/01/46 ..... 2,370 2,371,445
Series 2026A , RB , 5.00% , 02/01/51 ..... 2,000 2,057,131
Series 2022B , RB , 5.25% , 10/01/52 ..... 7,490 7,615,530
Indiana Municipal Power Agency
Series 2026A , RB , 5.00% , 01/01/35 ..... 4,500 4,986,985
Series 2026A , RB , 5.00% , 01/01/36 ..... 3,000 3,327,788
Series 2026A , RB , 5.00% , 01/01/39 ..... 10,000 10,812,937
Series 2017A , RB , 5.00% , 01/01/42 ..... 3,000 3,036,676
Series 2026A , RB , 5.00% , 01/01/42 ..... 4,355 4,586,469
Series 2025A , RB , 5.00% , 01/01/43 ..... 16,190 16,967,588
Indianapolis Local Public Improvement Bond
Bank
Series 2021A , RB , 5.00% , 06/01/27 ..... 1,000 1,016,065
Series 2021A , RB , 5.00% , 06/01/30 ..... 8,000 8,557,848
Series 2021A , RB , 5.00% , 06/01/34 ..... 5,730 6,124,755
Series 2019A , RB , 5.00% , 02/01/49 ..... 6,000 6,068,938
Series 2019A , RB , 5.00% , 02/01/54 ..... 9,950 10,014,690
Series 2025B-1 , RB , 5.25% , 01/01/55 .... 1,250 1,278,651
218,026,963
Iowa — 0.1%
Cedar Rapids Community School District
Infrastructure Sales Services & Use Tax,
Series 2026, RB, 5.25%, 01/01/51 (BAM) .. 2,085 2,140,602
Des Moines Independent Community School
District, Series 2026, GO, 5.00%, 06/01/28 . 10,000 10,374,144
Iowa Finance Authority
Series 2017 , RB , 5.00% , 08/01/28 ...... 4,200 4,290,035
Series 2017 , RB , 5.00% , 08/01/30 ...... 2,000 2,037,687
Series 2023A , RB , 5.00% , 08/01/35 ..... 5,500 6,054,067
Series 2026A , RB , 5.00% , 08/01/36 ..... 5,000 5,610,380
Series 2020A , RB , 5.00% , 08/01/38 ..... 2,665 2,797,091
Series 2023A , RB , 5.00% , 08/01/40 ..... 1,690 1,790,695
Series 2023A , RB , 5.00% , 08/01/41 ..... 3,800 4,013,387
Series 2017 , RB , 5.00% , 08/01/42 ...... 7,265 7,322,989
Series 2022A , RB , 5.00% , 08/01/47 ..... 2,500 2,583,335
Series 2020A , RB , 5.00% , 08/01/49 ..... 1,525 1,553,676
Series 2022A , RB , 5.00% , 08/01/52 ..... 9,715 9,953,623
State of Iowa, Series 2016A, RB,
5.00%, 06/01/27 ................. 1,000 1,002,102
61,523,813
Kansas — 0.3%
Johnson County Public Building Commission,
Series 2018A, RB, 4.00%, 09/01/27 ..... 13,175 13,184,620
Kansas Development Finance Authority
Series 2026A , RB , 5.00% , 05/01/31 ..... 4,000 4,348,101
Series 2026A , RB , 5.00% , 05/01/39 ..... 3,325 3,554,561
Series 2024SRF , RB , 5.00% , 05/01/40 ... 10,000 10,680,344
Series 2026A , RB , 5.00% , 05/01/40 ..... 16,575 17,587,507
Series 2026SRF , RB , 5.00% , 05/01/40 ... 5,440 5,885,223
Series 2026SRF , RB , 5.00% , 05/01/41 ... 5,000 5,367,522
Security
Par (000)
Par (000) Value
Kansas (continued)
Series 2026SRF , RB , 5.00% , 05/01/45 ... USD 5,000 $ 5,305,254
Series 2026SRF , RB , 5.00% , 05/01/46 ... 5,000 5,282,568
State of Kansas Department of Transportation
Series 2024A , RB , 5.00% , 09/01/26 ..... 10,000 10,000,000
Series 2024A , RB , 5.00% , 09/01/27 ..... 13,315 13,643,747
Series 2024A , RB , 5.00% , 09/01/32 ..... 4,080 4,510,092
Series 2024A , RB , 5.00% , 09/01/34 ..... 15,000 16,835,078
Series 2017A , RB , 5.00% , 09/01/35 ..... 3,380 3,431,321
Series 2024A , RB , 5.00% , 09/01/35 ..... 4,000 4,450,240
Wyandotte County-Kansas City Unified
Government Utility System, Series 2014A, RB,
4.25%, 09/01/39 ................. 9,285 8,931,228
132,997,406
Kentucky — 0.6%
Fayette County School District, Series 2025, GO,
5.00%, 02/01/35 (ST INTERCEPT) ..... 15,890 17,163,536
Jefferson County Board of Education, Series
2026A, GO, 5.00%, 08/01/41
(c)
........ 5,000 5,272,949
Kentucky Bond Development Corp.
Series 2026A , RB , 5.50% , 10/31/56 ..... 16,375 16,950,357
Series 2026A , RB , 5.00% , 10/31/58 ..... 5,350 5,205,520
Kentucky Municipal Energy Agency, Series 2025,
RB, 5.00%, 01/01/50 .............. 17,315 17,452,653
Kentucky Municipal Power Agency
Series 2026B , RB , 5.00% , 09/01/35 ..... 3,385 3,710,490
Series 2026B , RB , 5.00% , 09/01/36 ..... 2,920 3,215,530
Series 2026B , RB , 5.00% , 09/01/37 ..... 2,500 2,716,605
Kentucky State Property & Building Commission
Series A , RB , 5.00% , 09/01/26 ......... 1,325 1,325,000
Series B , RB , 5.00% , 09/01/26 ......... 1,665 1,665,000
Series 2024B , RB , 5.00% , 11/01/26 ..... 1,455 1,460,630
Series A , RB , 5.00% , 03/01/27 ......... 1,800 1,821,402
Series A , RB , 5.00% , 04/01/27 ......... 500 506,916
RB , 5.00% , 05/01/27 ............... 4,765 4,840,258
Series A , RB , 5.00% , 09/01/27 ......... 1,765 1,806,814
Series B , RB , 5.00% , 09/01/27 ......... 1,665 1,704,445
Series B , RB , 5.00% , 11/01/27 ( SAP ) .... 2,040 2,047,770
Series B , RB , 5.00% , 03/01/28 ......... 2,500 2,586,902
Series A , RB , 5.00% , 04/01/28 ......... 600 622,141
Series B , RB , 5.00% , 03/01/29 ......... 2,000 2,105,981
Series A , RB , 5.00% , 04/01/29 ......... 4,390 4,628,837
Series B , RB , 5.00% , 09/01/29 ......... 5,585 5,927,419
Series A , RB , 5.00% , 09/01/29 ......... 640 679,239
Series A , RB , 5.00% , 03/01/30 ......... 1,000 1,069,427
Series A , RB , 5.00% , 10/01/30 ......... 1,500 1,616,604
Series A , RB , 5.00% , 03/01/31 ......... 2,000 2,166,963
Series A , RB , 5.00% , 04/01/31 ......... 3,000 3,253,657
Series A , RB , 5.00% , 10/01/31 ......... 3,265 3,561,462
Series A , RB , 5.00% , 03/01/32 ......... 2,000 2,191,185
Series A , RB , 5.00% , 04/01/32 ......... 3,000 3,289,418
Series A , RB , 5.00% , 09/01/33 ......... 6,250 6,922,498
Series A , RB , 5.00% , 04/01/35 ......... 5,000 5,535,457
Series A , RB , 5.00% , 10/01/37 ......... 1,000 1,088,378
Series A , RB , 5.00% , 10/01/38 ......... 2,000 2,158,827
Series A , RB , 5.00% , 03/01/40 ......... 3,750 4,009,683
Series A , RB , 5.00% , 09/01/41 ......... 11,220 11,850,921
Series A , RB , 5.00% , 10/01/41 ......... 1,000 1,055,593
Series A , RB , 5.00% , 09/01/42 ......... 10,500 11,051,936
Series A , RB , 5.00% , 10/01/42 ......... 2,000 2,107,266
Series A , RB , 5.00% , 04/01/43 ......... 5,000 5,231,615
Series A , RB , 5.00% , 09/01/43 ......... 20,635 21,629,702
Series A , RB , 5.00% , 10/01/43 ......... 2,000 2,100,652
Series A , RB , 5.00% , 04/01/44 ......... 5,000 5,223,162
Series A , RB , 5.00% , 09/01/44 ......... 11,025 11,537,056

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Kentucky (continued)
Series A , RB , 5.00% , 10/01/44 ......... USD 2,140 $ 2,236,796
Series A , RB , 5.00% , 03/01/45 ......... 1,000 1,047,487
Series A , RB , 4.13% , 04/01/45 ......... 3,125 2,943,086
Kentucky Turnpike Authority
Series 2026A , RB , 5.00% , 07/01/27 ..... 1,320 1,345,831
Series 2024A , RB , 5.00% , 07/01/30 ..... 2,000 2,153,713
Louisville & Jefferson County Metropolitan
Sewer District
Series 2025A , RB , 5.00% , 05/15/30 ..... 13,495 14,496,529
Series 2025A , RB , 5.00% , 05/15/32 ..... 15,270 16,787,746
Series 2024A , RB , 5.00% , 05/15/37 ..... 24,000 26,232,473
Series 2022A , RB , 3.00% , 05/15/44 ..... 4,015 3,094,599
Series 2023C , RB , 5.00% , 05/15/53 ..... 2,490 2,519,166
Scott County School District Finance Corp.,
Series 2022, RB, 5.00%, 09/01/41 (BAM) .. 4,500 4,638,170
291,563,452
Louisiana — 0.5%
City of Lafayette Utilities
Series 2024 , RB , 5.00% , 11/01/46 ...... 1,575 1,638,136
Series 2024 , RB , 5.00% , 11/01/49 ...... 1,000 1,022,177
City of New Orleans, Series 2024A, GO,
5.00%, 12/01/53 ................. 37,505 35,606,861
East Baton Rouge Sewerage Commission
Series 2025A , RB , 5.00% , 02/01/36 ..... 4,000 4,443,295
Series 2019A , RB , 4.00% , 02/01/45 ..... 3,000 2,813,842
Louisiana Public Facilities Authority, Series
2023A, RB, 5.00%, 10/15/52 ......... 4,930 4,968,071
New Orleans Aviation Board, Series A, RB,
5.00%, 01/01/48 ................. 8,355 8,354,383
State of Louisiana
Series 2026B , GO , 5.00% , 09/01/28 ..... 10,000 10,467,080
Series 2026B , GO , 5.00% , 09/01/29 ..... 10,000 10,651,672
Series 2019A , GO , 5.00% , 03/01/31 ..... 10,870 11,407,851
Series 2023 , RB , 5.00% , 09/01/34 ...... 5,000 5,497,583
Series 2023 , RB , 5.00% , 09/01/35 ...... 1,825 1,992,204
Series 2026B , GO , 5.00% , 09/01/35 ..... 3,250 3,636,296
Series 2026B , GO , 5.00% , 09/01/36 ..... 2,000 2,239,563
Series 2022A , GO , 4.00% , 04/01/39 ..... 7,500 7,462,842
Series 2026A , GO , 5.00% , 05/01/39 ..... 11,720 12,761,456
Series 2024A , GO , 5.00% , 05/01/40 ..... 18,565 19,815,407
Series 2022A , GO , 4.00% , 04/01/42 ..... 15,065 14,739,506
Series 2024A , GO , 4.00% , 05/01/42 ..... 20,275 19,825,813
State of Louisiana Gasoline & Fuels Tax
Series 2025B , RB , 5.00% , 05/01/31 ..... 5,000 5,443,996
Series 2024A , RB , 5.00% , 05/01/33 ..... 3,225 3,570,284
Series 2024A , RB , 5.00% , 05/01/35 ..... 2,635 2,902,018
Series 2025B , RB , 5.00% , 05/01/35 ..... 3,000 3,354,730
Series 2024A , RB , 5.00% , 05/01/36 ..... 20,000 21,877,648
Series 2024A , RB , 5.00% , 05/01/38 ..... 5,000 5,383,594
Series 2024A , RB , 5.00% , 05/01/39 ..... 1,500 1,602,436
223,478,744
Maine — 0.1%
Maine Health & Higher Educational Facilities
Authority
Series 2024B , RB , 5.00% , 10/01/38 ..... 7,500 8,026,657
Series 2024B , RB , 5.25% , 10/01/54 ..... 11,500 11,766,553
Maine Municipal Bond Bank
Series 2026 , RB , 5.00% , 09/01/39 ...... 4,290 4,649,287
Series 2026 , RB , 5.00% , 09/01/40 ...... 3,850 4,134,137
Maine Turnpike Authority
Series 2020 , RB , 4.00% , 07/01/45 ...... 1,000 925,604
Series 2018 , RB , 5.00% , 07/01/47 ...... 1,000 1,009,635
Security
Par (000)
Par (000) Value
Maine (continued)
Series 2020 , RB , 4.00% , 07/01/50 ...... USD 2,425 $ 2,141,624
32,653,497
Maryland — 1.9%
City of Baltimore
Series 2019A , RB , 4.00% , 07/01/44 ..... 6,500 5,930,644
Series 2017A , RB , 5.00% , 07/01/46 ..... 3,000 2,954,815
County of Anne Arundel
Series 2021 , GO , 5.00% , 04/01/28 ...... 6,575 6,827,924
Series 2021 , GO , 3.00% , 10/01/39 ...... 8,520 7,285,194
Series 2021 , GO , 3.00% , 10/01/40 ...... 8,520 7,117,663
Series 2018 , GO , 5.00% , 10/01/47 ...... 2,000 2,011,931
Series 2022 , GO , 4.00% , 10/01/51 ...... 15,460 14,019,156
County of Frederick, Series 2018A, GO,
3.40%, 08/01/37 ................. 7,000 6,614,801
County of Howard, Series 2017B, GO,
5.00%, 02/15/27 ................. 1,125 1,137,771
County of Montgomery
Series 2017C , GO , 5.00% , 10/01/26 ..... 5,250 5,260,134
Series 2017A , GO , 5.00% , 11/01/26 ..... 3,955 3,970,968
Series 2018A , GO , 5.00% , 11/01/26 ..... 5,780 5,802,455
Series 2019A , GO , 5.00% , 11/01/26 ..... 1,600 1,606,216
Series 2024B , GO , 5.00% , 12/01/26 ..... 20,000 20,117,396
Series 2017C , GO , 5.00% , 10/01/27 ..... 1,500 1,538,199
Series 2020B , GO , 4.00% , 11/01/28 ..... 5,545 5,709,812
Series 2019A , GO , 5.00% , 11/01/28 ..... 2,500 2,626,642
Series 2021A , GO , 5.00% , 08/01/31 ..... 8,440 9,249,908
Series 2024B , GO , 5.00% , 12/01/31 ..... 11,340 12,478,207
Series 2021A , GO , 4.00% , 08/01/32 ..... 2,445 2,540,562
Series 2021A , GO , 3.00% , 08/01/35 ..... 2,000 1,868,653
Series 2024B , GO , 5.00% , 12/01/35 ..... 10,000 11,319,144
Series 2021A , GO , 2.00% , 08/01/39 ..... 1,310 951,654
Series 2021A , GO , 2.00% , 08/01/40 ..... 13,360 9,379,944
Series 2023A , GO , 4.00% , 08/01/41 ..... 10,000 9,691,354
Series 2023A , GO , 4.00% , 08/01/42 ..... 13,000 12,553,739
County of Prince George's
Series 2017A , GO , 5.00% , 09/15/26 ..... 1,200 1,201,132
Series 2018A , GO , 5.00% , 07/15/27 ..... 1,530 1,563,054
Series 2021A , GO , 5.00% , 07/01/28 ..... 15,580 16,246,455
Series 2018A , GO , 5.00% , 07/15/28 ..... 4,015 4,190,225
Series 2021A , GO , 5.00% , 07/01/29 ..... 12,150 12,923,185
Series 2018A , GO , 5.00% , 07/15/29 ..... 2,000 2,085,333
Series 2020B , GO , 5.00% , 09/15/29 ..... 1,000 1,067,331
Series 2023A , GO , 5.00% , 08/01/30 ..... 10,115 10,943,861
Series 2018A , GO , 5.00% , 07/15/31 ..... 11,000 11,418,119
Series 2023A , GO , 5.00% , 08/01/31 ..... 7,455 8,173,969
Series 2022A , GO , 5.00% , 07/01/32 ..... 15,785 17,491,090
Series 2017A , GO , 3.00% , 09/15/32 ..... 3,000 2,921,802
Series 2022A , GO , 5.00% , 07/01/33 ..... 9,200 10,143,742
Series 2023A , GO , 5.00% , 08/01/35 ..... 5,010 5,506,007
Maryland State Transportation Authority
Series 2024A , RB , 5.00% , 07/01/36 ..... 4,200 4,628,617
Series 2024A , RB , 5.00% , 07/01/38 ..... 1,200 1,298,644
Series 2024A , RB , 5.00% , 07/01/40 ..... 4,000 4,257,395
Series 2024A , RB , 5.00% , 07/01/42 ..... 1,880 1,983,029
Series 2024A , RB , 5.00% , 07/01/43 ..... 1,750 1,839,065
Series 2020 , RB , 4.00% , 07/01/50 ...... 9,000 8,097,613
State of Maryland
Series 2021A , GO , 5.00% , 03/01/27 ..... 10,040 10,163,892
Series 2018A , GO , 5.00% , 03/15/27 ..... 1,355 1,372,996
Series 2019-1 , GO , 5.00% , 03/15/27 ..... 4,295 4,352,043
Series 2020-2B , GO , 5.00% , 08/01/27 .... 9,300 9,508,647
Series 2022-2C , GO , 4.00% , 03/01/28 ... 5,000 5,107,400
Series 2021A , GO , 5.00% , 03/01/28 ..... 8,800 9,117,752
Series 2019-1 , GO , 5.00% , 03/15/28 ..... 4,775 4,951,648

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2020A-1 , GO , 5.00% , 03/15/28 .... USD 1,195 $ 1,239,208
Series 2021A , GO , 5.00% , 08/01/28 ..... 7,560 7,906,262
Series 2017A , GO , 5.00% , 08/01/28 ..... 5,000 5,114,060
Series 2A , GO , 5.00% , 08/01/28 ....... 7,660 8,010,843
Series 2022-2C , GO , 4.00% , 03/01/29 ... 4,210 4,348,589
Series 2017 , GO , 5.00% , 03/15/29 ...... 7,880 7,978,944
Series 2019-1 , GO , 5.00% , 03/15/29 ..... 5,000 5,287,138
Series 2022-2D , GO , 4.00% , 08/01/29 ... 4,500 4,665,154
Series 2A , GO , 5.00% , 08/01/29 ....... 12,000 12,771,388
Series 2018-2 , GO , 5.00% , 08/01/29 ..... 2,905 3,029,881
Series 2017 , GO , 4.00% , 03/15/30 ...... 5,000 5,030,904
Series 2020A-1 , GO , 5.00% , 03/15/30 .... 1,185 1,273,721
Series 2026 , GO , 5.00% , 06/01/30 ...... 5,000 5,391,010
Series 2022A , GO , 5.00% , 06/01/30 ..... 29,820 32,151,984
Series 2019-2A , GO , 5.00% , 08/01/30 .... 5,240 5,561,069
Series 2019-1 , GO , 5.00% , 03/15/31 ..... 3,270 3,439,618
Series 2018A , GO , 5.00% , 03/15/31 ..... 1,000 1,031,882
Series 2026 , GO , 5.00% , 06/01/31 ...... 7,000 7,652,125
Series 2024A , GO , 5.00% , 06/01/31 ..... 4,595 5,023,073
Series 2018-2 , GO , 5.00% , 08/01/31 ..... 1,500 1,558,234
Series 2019-2A , GO , 5.00% , 08/01/31 .... 5,570 5,894,480
Series 2021A , GO , 5.00% , 08/01/31 ..... 3,100 3,395,989
Series 2019-1 , GO , 5.00% , 03/15/32 ..... 5,005 5,252,875
Series 2017A , GO , 3.00% , 08/01/32 ..... 3,000 2,923,272
Series 2019-1 , GO , 4.00% , 03/15/33 ..... 1,200 1,222,233
Series 2023A , GO , 5.00% , 03/15/33 ..... 16,735 18,631,404
Series 2022A , GO , 5.00% , 06/01/33 ..... 3,065 3,372,941
Series 2021A , GO , 5.00% , 08/01/34 ..... 7,000 7,574,957
Series 2020A , GO , 5.00% , 08/01/34 ..... 5,000 5,332,211
Series 2024-1A , GO , 5.00% , 06/01/35 .... 15,000 16,652,553
Series 2022A , GO , 5.00% , 06/01/35 ..... 15,040 16,350,355
Series 2021A , GO , 4.00% , 08/01/35 ..... 5,000 5,095,550
Series 2020A , GO , 5.00% , 08/01/35 ..... 2,505 2,659,987
Series 2022A , GO , 5.00% , 06/01/36 ..... 8,965 9,675,362
Series 2021A , GO , 4.00% , 08/01/36 ..... 2,500 2,534,946
Series 2023A , GO , 5.00% , 03/15/38 ..... 30,000 32,229,597
Series 2024-1A , GO , 5.00% , 06/01/38 .... 17,000 18,434,688
Series 2024-1A , GO , 5.00% , 06/01/39 .... 8,310 8,933,520
Series 2026 , GO , 5.00% , 06/01/40 ...... 11,000 11,906,827
Series 2026 , GO , 5.00% , 06/01/41 ...... 5,000 5,370,076
State of Maryland Department of Transportation
Series 2017 , RB , 5.00% , 09/01/26 ...... 10,960 10,960,000
Series 2022B , RB , 5.00% , 12/01/26 ..... 1,570 1,579,537
Series 2021B , RB , 5.00% , 12/01/26 ..... 2,000 2,012,150
Series 2017 , RB , 5.00% , 09/01/27 ...... 7,030 7,201,462
Series 2021A , RB , 5.00% , 10/01/27 ..... 3,015 3,094,425
Series 2019 , RB , 5.00% , 10/01/27 ...... 1,175 1,205,954
Series 2020 , RB , 5.00% , 10/01/27 ...... 5,130 5,265,142
Series 2018 , RB , 5.00% , 10/01/27 ...... 5,030 5,040,035
Series 2017 , RB , 5.00% , 09/01/28 ...... 3,060 3,132,688
Series 2019 , RB , 5.00% , 10/01/28 ...... 7,000 7,178,093
Series 2025C , RB , 5.00% , 11/01/28 ..... 25,000 26,265,343
Series 2022B , RB , 5.00% , 12/01/28 ..... 1,125 1,183,802
Series 2019 , RB , 3.00% , 10/01/29 ...... 13,500 13,498,009
Series 2021A , RB , 5.00% , 10/01/29 ..... 10,000 10,671,413
Series 2018 , RB , 5.00% , 10/01/29 ...... 8,605 8,620,288
Series 2025C , RB , 5.00% , 11/01/29 ..... 5,000 5,342,850
Series 2017 , RB , 5.00% , 09/01/30 ...... 1,045 1,066,287
Series 2019 , RB , 3.00% , 10/01/30 ...... 7,500 7,452,538
Series 2025A , RB , 5.00% , 04/01/34 ..... 13,890 15,340,781
Series 2019 , RB , 3.00% , 10/01/34 ...... 12,810 12,179,005
Series 2020 , RB , 5.00% , 10/01/34 ...... 2,090 2,229,322
Series 2021A , RB , 3.00% , 10/01/35 ..... 13,000 12,145,918
Series 2025A , RB , 5.00% , 04/01/36 ..... 16,100 17,557,739
Security
Par (000)
Par (000) Value
Maryland (continued)
Washington Suburban Sanitary Commission
Series A , RB , VRDN, ( TD Bank NA SBPA ),
3.05% , 09/02/26 ( GTD )
(b)
.......... USD 7,465 $ 7,465,000
Series B , RB , VRDN, ( TD Bank NA SBPA ),
3.05% , 09/02/26 ( GTD )
(b)
.......... 6,400 6,400,000
Series 2024 , RB , 4.00% , 06/01/47 ( GTD ) .. 9,685 9,115,155
Series 2023 , RB , 4.00% , 06/01/49 ( GTD ) .. 3,300 3,040,148
Series 2026 , RB , 4.38% , 06/01/54 ( GTD ) .. 5,000 4,720,658
Series 2026 , RB , 4.38% , 06/01/55 ( GTD ) .. 10,000 9,413,897
875,405,481
Massachusetts — 4.1%
City of Boston
Series 2026A , GO , 5.00% , 06/01/28 ..... 8,460 8,815,040
Series 2026A , GO , 5.00% , 06/01/30 ..... 10,000 10,874,629
Series 2025A , GO , 5.00% , 02/01/31 ..... 4,500 4,946,594
Series 2025A , GO , 5.00% , 02/01/35 ..... 2,500 2,804,761
Series 2026A , GO , 5.00% , 06/01/36 ..... 3,200 3,682,453
Series 2025A , GO , 5.00% , 02/01/37 ..... 3,755 4,154,203
Series 2025A , GO , 5.00% , 02/01/38 ..... 4,750 5,216,288
Series 2022A , GO , 5.00% , 11/01/41 ..... 5,585 5,908,259
Series 2025A , GO , 5.00% , 02/01/42 ..... 5,000 5,302,208
Series 2025A , GO , 5.00% , 02/01/43 ..... 5,000 5,275,214
Series 2026A , GO , 5.00% , 06/01/45 ..... 2,350 2,501,998
Series 2026A , GO , 5.00% , 06/01/46 ..... 1,385 1,465,959
City of Waltham, Series 2024, GO,
4.00%, 08/15/49 ................. 14,205 12,853,856
Commonwealth of Massachusetts
Series C , GO , 5.00% , 10/01/26 ........ 9,590 9,609,660
Series 2017E , GO , 5.00% , 11/01/26 ..... 2,180 2,188,990
Series 2019E , GO , 3.00% , 12/01/26 ..... 10,000 10,004,613
Series 2016H , GO , 5.00% , 12/01/26 ..... 5,075 5,106,600
Series 2016B , GO , 5.00% , 07/01/27 ..... 1,105 1,128,099
Series 2017D , GO , 5.00% , 07/01/27 ..... 4,065 4,149,974
Series 2021A , GO , 5.00% , 09/01/27 ..... 5,000 5,124,950
Series C , GO , 5.00% , 10/01/27 ........ 1,250 1,283,742
Series 2017E , GO , 5.00% , 11/01/27 ..... 4,890 5,031,796
Series 2019E , GO , 3.00% , 12/01/27 ..... 1,905 1,909,756
Series 2024A , GO , 5.00% , 01/01/28 ..... 2,920 3,016,369
Series 2018B , GO , 5.00% , 07/01/28 ..... 5,000 5,224,048
Series 2017D , GO , 5.00% , 07/01/28 ..... 2,600 2,716,505
Series 2021A , GO , 5.00% , 09/01/28 ..... 2,000 2,097,409
Series 2020A , GO , 5.00% , 03/01/29 ..... 5,005 5,298,694
Series 2023A , GO , 5.00% , 05/01/29 ..... 1,000 1,061,874
Series 2025B , GO , 5.00% , 06/01/29 ..... 5,000 5,317,260
Series 2018B , GO , 5.00% , 07/01/29 ..... 3,500 3,727,564
Series 2026D , GO , 5.00% , 12/01/29 ..... 5,000 5,363,001
Series 2025B , GO , 5.00% , 06/01/30 ..... 3,430 3,708,276
Series 2020D , GO , 5.00% , 07/01/30 ..... 1,505 1,629,146
Series 2004A , GO , 5.50% , 08/01/30
( AMBAC ) ..................... 17,130 18,582,232
Series 2020E , GO , 5.00% , 11/01/30 ..... 1,600 1,740,571
Series 2025B , GO , 5.00% , 06/01/31 ..... 1,500 1,642,462
Series 2025A , GO , 5.00% , 07/01/31 ..... 2,000 2,192,336
Series 2020D , GO , 5.00% , 07/01/31 ..... 5,005 5,386,376
Series 2026A , GO , 5.00% , 07/01/31 ..... 5,000 5,480,839
Series 2021C , GO , 5.00% , 09/01/31 ..... 5,000 5,492,680
Series 2022A , GO , 5.00% , 10/01/31 ..... 11,130 12,239,087
Series 2022D , GO , 5.00% , 11/01/31 ..... 13,370 14,717,092
Series 2020E , GO , 5.00% , 11/01/31 ..... 1,325 1,432,547
Series 2025G , GO , 5.00% , 12/01/31 ..... 5,675 6,253,029
Series 2020B , GO , 4.00% , 03/01/32 ..... 16,455 16,916,540
Series 2025A , GO , 5.00% , 07/01/32 ..... 1,000 1,108,026
Series 2020B , GO , 5.00% , 07/01/32 ..... 8,280 8,897,274
Series 2020E , GO , 5.00% , 11/01/32 ..... 1,500 1,619,264

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2025B , GO , 5.00% , 06/01/33 ..... USD 5,000 $ 5,583,999
Series 2026B , GO , 5.00% , 07/01/33 ..... 18,655 20,850,645
Series 2026A , GO , 5.00% , 07/01/33 ..... 10,000 11,176,974
Series 2020E , GO , 5.00% , 11/01/33 ..... 2,000 2,152,430
Series 2024B , GO , 5.00% , 11/01/33 ..... 10,000 11,206,942
Series 2018A , GO , 5.00% , 01/01/34 ..... 2,500 2,561,912
Series 2024A , GO , 5.00% , 01/01/34 ..... 5,000 5,598,985
Series 2026A , GO , 5.00% , 02/01/34 ..... 7,500 8,402,713
Series 2023B , GO , 5.00% , 05/01/34 ..... 5,000 5,541,240
Series 2026A , GO , 5.00% , 02/01/35 ..... 5,000 5,626,923
Series 2020D , GO , 3.00% , 07/01/35 ..... 4,600 4,277,701
Series 2026B , GO , 5.00% , 07/01/35 ..... 8,470 9,542,278
Series 2021A , GO , 3.00% , 03/01/36 ..... 7,930 7,283,843
Series 2023B , GO , 5.00% , 05/01/36 ..... 1,025 1,119,573
Series 2026B , GO , 5.00% , 07/01/36 ..... 4,970 5,608,634
Series 2025E , GO , 5.00% , 08/01/36 ..... 15,115 16,903,419
Series 2016J , GO , 5.00% , 12/01/36 ..... 13,710 13,762,989
Series 2020D , GO , 5.00% , 07/01/37 ..... 6,025 6,352,291
Series 2018E , GO , 5.00% , 09/01/37 ..... 4,000 4,113,044
Series 2016J , GO , 5.00% , 12/01/37 ..... 8,845 8,876,371
Series 2018A , GO , 5.00% , 01/01/38 ..... 1,000 1,018,477
Series 2022A , GO , 3.00% , 02/01/38 ..... 16,000 14,141,626
Series 2024A , GO , 5.00% , 03/01/38 ..... 2,500 2,717,076
Series 2023A , GO , 5.00% , 05/01/38 ..... 800 861,607
Series 2020D , GO , 5.00% , 07/01/38 ..... 2,000 2,099,609
Series 2018E , GO , 5.00% , 09/01/38 ..... 16,500 16,926,995
Series 2020D , GO , 3.00% , 11/01/38 ..... 6,000 5,210,870
Series 2024B , GO , 5.00% , 11/01/38 ..... 3,295 3,567,157
Series 2018A , GO , 5.00% , 01/01/39 ..... 8,710 8,856,389
Series 2025A , GO , 5.00% , 04/01/39 ..... 1,000 1,087,370
Series 2023B , GO , 5.00% , 05/01/39 ..... 1,000 1,067,077
Series 2015E , GO , 4.00% , 09/01/39 ..... 5,500 5,276,172
Series 2017F , GO , 5.00% , 11/01/39 ..... 12,150 12,324,756
Series 2025G , GO , 5.00% , 12/01/39 ..... 1,000 1,085,975
Series 2022B , GO , 4.00% , 02/01/40 ..... 5,000 4,881,353
Series 2024A , GO , 5.00% , 03/01/40 ..... 10,000 10,667,112
Series 2025A , GO , 5.00% , 04/01/40 ..... 1,000 1,077,075
Series 2018D , GO , 4.00% , 05/01/40 ..... 1,000 945,163
Series 2023A , GO , 5.00% , 05/01/40 ..... 1,000 1,059,009
Series 2025C , GO , 5.00% , 06/01/40 ..... 9,600 10,337,409
Series 2020D , GO , 5.00% , 07/01/40 ..... 1,500 1,560,750
Series 2025G , GO , 5.00% , 12/01/40 ..... 650 699,847
Series 2024A , GO , 5.00% , 01/01/41 ..... 2,000 2,113,830
Series 2022B , GO , 3.00% , 02/01/41 ..... 1,050 859,637
Series 2017D , GO , 4.00% , 02/01/41 ..... 3,000 2,816,904
Series 2026B , GO , 5.00% , 02/01/41 ..... 5,000 5,363,450
Series 2025A , GO , 5.00% , 04/01/41 ..... 2,000 2,134,613
Series 2024D , GO , 5.00% , 08/01/41 ..... 10,000 10,607,824
Series 2023C , GO , 5.00% , 08/01/41 ..... 5,000 5,270,663
Series 2021C , GO , 2.00% , 09/01/41 ..... 1,040 714,129
Series 2024B , GO , 5.00% , 11/01/41 ..... 3,000 3,177,372
Series 2018A , GO , 5.00% , 01/01/42 ..... 3,795 3,844,046
Series 2024A , GO , 5.00% , 03/01/42 ..... 18,570 19,589,703
Series 2024B , GO , 5.00% , 05/01/42 ..... 3,000 3,167,679
Series 2021C , GO , 2.00% , 09/01/42 ..... 1,050 704,434
Series 2016G , GO , 4.00% , 09/01/42 ..... 5,000 4,673,196
Series 2022E , GO , 5.00% , 11/01/42 ..... 4,985 5,229,556
Series 2017F , GO , 5.00% , 11/01/42 ..... 2,500 2,529,771
Series 2024H , GO , 5.00% , 12/01/42 ..... 2,575 2,728,126
Series 2018A , GO , 5.00% , 01/01/43 ..... 2,000 2,024,620
Series 2026D , GO , 5.00% , 06/01/43 ..... 5,000 5,321,916
Series 2025E , GO , 5.00% , 08/01/43 ..... 5,000 5,299,319
Series 2021C , GO , 2.38% , 09/01/43 ..... 3,250 2,276,933
Series 2023B , GO , 5.00% , 05/01/44 ..... 3,000 3,127,267
Series 2026D , GO , 5.00% , 06/01/44 ..... 3,500 3,704,298
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2022E , GO , 5.00% , 11/01/44 ..... USD 5,000 $ 5,200,920
Series 2025G , GO , 5.00% , 12/01/44 ..... 2,000 2,111,844
Series 2022B , GO , 3.00% , 02/01/45 ..... 1,045 814,294
Series 2024B , GO , 5.00% , 05/01/45 ..... 5,000 5,214,802
Series 2026D , GO , 5.00% , 06/01/45 ..... 3,000 3,157,195
Series 2017F , GO , 5.00% , 11/01/45 ..... 10,825 10,933,728
Series 2020E , GO , 5.00% , 11/01/45 ..... 7,330 7,564,476
Series 2022E , GO , 5.00% , 11/01/45 ..... 3,500 3,630,415
Series 2025G , GO , 5.00% , 12/01/45 ..... 1,000 1,050,208
Series 2016E , GO , 4.00% , 04/01/46 ..... 8,415 7,726,496
Series 2024B , GO , 5.00% , 05/01/46 ..... 10,000 10,379,518
Series 2023C , GO , 5.00% , 10/01/46 ..... 14,850 15,377,291
Series 2020C , GO , 3.00% , 03/01/47 ..... 3,500 2,641,507
Series 2021B , GO , 3.00% , 04/01/47 ..... 2,000 1,493,727
Series A , GO , 5.00% , 04/01/47 ........ 6,015 6,041,285
Series B , GO , 5.00% , 04/01/47 ........ 5,000 5,020,989
Series 2025A , GO , 5.00% , 04/01/47 ..... 2,500 2,590,376
Series 2025G , GO , 5.00% , 12/01/47 ..... 2,500 2,595,988
Series 2018A , GO , 5.00% , 01/01/48 ..... 3,090 3,112,691
Series 2021B , GO , 3.00% , 04/01/48 ..... 3,500 2,593,124
Series 2023A , GO , 5.00% , 05/01/48 ..... 36,195 37,095,173
Series 2021D , GO , 5.00% , 09/01/48 ..... 2,500 2,548,460
Series 2019A , GO , 5.00% , 01/01/49 ..... 2,500 2,522,813
Series 2024A , GO , 5.00% , 01/01/49 ..... 26,295 26,924,823
Series 2024B , GO , 5.00% , 05/01/49 ..... 9,800 10,043,671
Series 2023C , GO , 5.00% , 10/01/49 ..... 8,025 8,211,840
Series 2020C , GO , 2.75% , 03/01/50 ..... 3,500 2,377,101
Series 2025A , GO , 5.00% , 04/01/50 ..... 2,500 2,560,758
Series 2020E , GO , 5.00% , 11/01/50 ..... 9,765 9,939,580
Series 2024E , GO , 5.00% , 08/01/51 ..... 3,565 3,638,921
Series 2021D , GO , 5.00% , 09/01/51 ..... 32,000 32,447,699
Series 2026C , GO , 5.00% , 02/01/52 ..... 5,000 5,104,561
Series 2022C , GO , 5.00% , 10/01/52 ..... 25,280 25,620,428
Series 2022E , GO , 5.00% , 11/01/52 ..... 45,020 45,632,340
Series 2023A , GO , 5.00% , 05/01/53 ..... 18,000 18,237,478
Series 2024E , GO , 5.00% , 08/01/53 ..... 2,325 2,360,509
Series 2024B , GO , 5.00% , 05/01/54 ..... 46,705 47,356,539
Series 2024E , GO , 5.00% , 08/01/54 ..... 14,525 14,733,461
Series 2025A , GO , 5.00% , 04/01/55 ..... 9,140 9,291,799
Series 2025G , GO , 5.00% , 12/01/55 ..... 6,250 6,360,055
Series 2026C , GO , 5.00% , 02/01/56 ..... 2,000 2,033,781
Series 2026D , GO , 5.00% , 06/01/56 ..... 5,000 5,086,651
Series 2026D , GO , 5.25% , 06/01/56 ..... 2,500 2,601,477
Commonwealth of Massachusetts Transportation
Fund
Series 2016A , RB , 5.00% , 06/01/41 ..... 9,135 9,142,313
Series 2017A , RB , 5.00% , 06/01/42 ..... 5,600 5,640,966
Series 2017A , RB , 5.00% , 06/01/43 ..... 11,730 11,863,900
Series 2015A , RB , 4.00% , 06/01/45 ..... 2,500 2,311,141
Series 2025A , RB , 5.00% , 06/01/45 ..... 2,500 2,638,377
Series 2025A , RB , 5.00% , 06/01/46 ..... 1,750 1,836,968
Series 2017A , RB , 5.00% , 06/01/47 ..... 3,850 3,874,290
Series 2023B , RB , 5.00% , 06/01/47 ..... 6,250 6,463,456
Series 2025A , RB , 5.00% , 06/01/47 ..... 4,195 4,379,499
Series 2023B , RB , 5.00% , 06/01/48 ..... 5,000 5,148,776
Series 2023B , RB , 5.00% , 06/01/49 ..... 14,050 14,428,298
Series 2023B , RB , 5.00% , 06/01/50 ..... 35,620 36,469,954
Series 2021A , RB , 5.00% , 06/01/51 ..... 5,000 5,061,993
Series 2023A , RB , 5.00% , 06/01/53 ..... 16,205 16,485,560
Series 2024B , RB , 5.00% , 06/01/54 ..... 6,635 6,758,056
Series 2025A , RB , 5.00% , 06/01/55 ..... 3,000 3,058,914
Massachusetts Bay Transportation Authority
Assessment, Series 2022A-1, RB,
5.00%, 07/01/38 ................. 4,485 4,813,210

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Massachusetts Bay Transportation Authority
Sales Tax
Series 2026A , RB , 5.00% , 07/01/27 ..... USD 3,335 $ 3,404,715
Series 2026A , RB , 5.00% , 07/01/29 ..... 6,760 7,195,518
Series 2025B , RB , 5.00% , 07/01/30 ..... 1,250 1,351,643
Series 2025B , RB , 5.00% , 07/01/32 ..... 3,000 3,328,999
Series 2026A , RB , 5.00% , 07/01/35 ..... 4,500 5,095,079
Series 2025B , RB , 5.00% , 07/01/35 ..... 5,000 5,661,199
Series 2026A , RB , 5.00% , 07/01/36 ..... 2,000 2,263,950
Series 2025B , RB , 5.00% , 07/01/36 ..... 3,000 3,361,390
Series 2025B , RB , 5.00% , 07/01/39 ..... 10,765 11,715,316
Series 2025B , RB , 5.00% , 07/01/40 ..... 6,500 7,013,016
Series 2025B , RB , 5.00% , 07/01/41 ..... 3,000 3,215,735
Series 2026A , RB , 5.00% , 07/01/43 ..... 5,000 5,332,076
Series 2024A , RB , 5.00% , 07/01/43 ..... 2,500 2,637,471
Series 2026A , RB , 5.00% , 07/01/44 ..... 5,000 5,305,877
Series 2026A , RB , 5.00% , 07/01/45 ..... 3,500 3,701,638
Series 2024A , RB , 5.00% , 07/01/46 ..... 3,500 3,642,081
Series 2026A , RB , 5.00% , 07/01/46 ..... 5,000 5,244,724
Series 2024A , RB , 5.00% , 07/01/48 ..... 10,000 10,297,754
Series 2025B , RB , 5.25% , 07/01/50 ..... 10,820 11,330,106
Series 2026A , RB , 5.00% , 07/01/51 ..... 5,000 5,127,049
Series 2024A , RB , 5.25% , 07/01/52 ..... 35,395 36,673,103
Series 2024B , RB , 5.25% , 07/01/54 ..... 10,000 10,342,746
Series 2026A , RB , 5.00% , 07/01/56 ..... 10,000 10,165,953
Massachusetts Clean Water Trust (The)
Series 27 , RB , 5.00% , 02/01/27 ........ 4,010 4,051,903
Series 25B , RB , 5.00% , 02/01/41 ....... 600 634,900
Series 27 , RB , 5.00% , 02/01/42 ........ 3,380 3,642,439
Series 27 , RB , 5.00% , 02/01/43 ........ 5,000 5,360,929
Series 27 , RB , 5.00% , 02/01/44 ........ 5,000 5,335,443
Series 27 , RB , 5.00% , 02/01/56 ........ 10,000 10,229,125
Massachusetts Department of Transportation,
Series 1997A, RB, 0.00%, 01/01/28
(NPFGC)
(a)
.................... 1,265 1,216,670
Massachusetts Development Finance Agency
Series 2020A , RB , 5.00% , 10/15/26 ..... 5,195 5,210,347
Series 2026A , RB , 5.00% , 02/15/27 ..... 1,645 1,663,539
Series 2020A , RB , 5.00% , 10/15/29 ..... 5,005 5,346,375
Series 2020A , RB , 5.00% , 10/15/30 ..... 6,020 6,525,514
Series 2026A , RB , 5.00% , 02/15/31 ..... 15,000 16,321,790
Series 2026B-2 , RB , VRDN,
5.00% , 10/01/31
(b)
............... 5,000 5,415,266
Series 2022B , RB , 5.00% , 11/15/32 ..... 8,500 9,446,614
Series 2026A , RB , 5.00% , 02/15/33 ..... 2,000 2,224,874
Series 2026A-2 , RB , VRDN,
5.00% , 10/01/33
(b)
............... 1,750 1,926,732
Series 2024B , RB , 5.00% , 02/15/34 ..... 10,000 11,214,238
Series 2025 , RB , 5.00% , 07/01/35 ...... 5,000 5,674,752
Series 2026C , RB , 5.00% , 10/01/35 ..... 3,000 3,354,075
Series 2025A , RB , VRDN, 5.00% , 11/01/35
(b)
4,000 4,491,893
Series 2025A-2 , RB , VRDN,
5.00% , 11/15/35
(b)
............... 8,140 9,089,450
Series 2026A , RB , 4.00% , 02/15/36 ..... 4,250 4,446,509
Series 2024B , RB , 4.00% , 02/15/36 ..... 2,785 2,913,771
Series 2016A , RB , 5.00% , 07/15/36 ..... 1,490 1,683,099
Series 2026A-1 , RB , 5.00% , 10/01/36 .... 6,000 6,761,614
Series 2026A , RB , 5.00% , 10/01/36 ..... 5,000 5,495,868
Series 2026 , RB , 5.00% , 09/01/38 ...... 2,600 2,818,502
Series 2026A , RB , 5.00% , 10/01/38 ..... 12,050 13,223,860
Series 2025N , RB , 5.00% , 07/01/39 ..... 5,000 5,438,654
Series 2025B-1 , RB , 5.00% , 10/01/39 .... 12,500 13,483,422
Series 2016A , RB , 5.00% , 07/15/40 ..... 4,500 5,003,463
Series 2025N , RB , 5.00% , 07/01/42 ..... 5,000 5,352,598
Series 2026A , RB , 5.00% , 10/01/44 ..... 18,650 19,720,284
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2025 , RB , 4.00% , 07/01/45 ...... USD 4,000 $ 3,718,593
Series 2026C , RB , 5.00% , 10/01/45 ..... 5,000 5,274,583
Series BB-1 , RB , 5.00% , 10/01/46 ...... 1,750 1,753,311
Series 2016A , RB , 5.00% , 01/01/47 ..... 1,500 1,437,931
Series 2025B-2 , RB , 4.00% , 10/01/48 .... 25,000 22,211,915
Series 2020P , RB , 5.00% , 07/01/50 ..... 9,500 10,117,199
Series 2026A , RB , 5.25% , 10/01/50 ..... 5,000 5,229,419
Series 2025W , RB , 4.25% , 07/01/55 ..... 5,000 4,528,699
Massachusetts Health & Educational Facilities
Authority, Series 2002K, RB, 5.50%, 07/01/32 1,715 1,956,923
Massachusetts Port Authority
Series 2026A , RB , 5.00% , 07/01/30 ..... 4,550 4,913,438
Series 2026A , RB , 5.00% , 07/01/35 ..... 5,000 5,653,823
Series 2019 , RB , 3.00% , 07/01/49 ...... 23,425 17,029,139
Series 2026A , RB , 5.25% , 07/01/51 ..... 5,000 5,245,593
Series 2026A , RB , 5.25% , 07/01/56 ..... 3,500 3,643,323
Massachusetts School Building Authority
Series 2025B , RB , 5.00% , 02/15/27 ..... 3,530 3,570,089
Series 2025B , RB , 5.00% , 02/15/28 ..... 10,795 11,178,234
Series 2025B , RB , 5.00% , 02/15/29 ..... 7,500 7,931,288
Series 2025B , RB , 5.00% , 02/15/31 ..... 5,000 5,459,626
Series 2016C , RB , 4.00% , 11/15/35 ..... 5,500 5,515,490
Series 2025B , RB , 5.00% , 02/15/36 ..... 1,250 1,415,271
Series 2025B , RB , 5.00% , 02/15/37 ..... 1,000 1,131,656
Series 2025B , RB , 5.00% , 02/15/38 ..... 1,000 1,128,292
Series 2018A , RB , 4.00% , 02/15/43 ..... 4,000 3,805,372
Series 2016B , RB , 5.00% , 11/15/46 ..... 8,460 8,501,223
Series 2018A , RB , 5.25% , 02/15/48 ..... 19,360 19,621,027
Series 2025A , RB , 5.00% , 02/15/50 ..... 1,100 1,128,670
Series 2020A , RB , 5.00% , 08/15/50 ..... 2,870 2,907,528
Series 2025A , RB , 5.50% , 02/15/55 ..... 1,200 1,267,831
Massachusetts Transportation Trust Fund
Metropolitan Highway System
Series 2018A , RB , 5.00% , 01/01/29 ..... 3,985 4,203,547
Series 2019A , RB , 5.00% , 01/01/31 ..... 1,530 1,604,813
Series 2019A , RB , 5.00% , 01/01/34 ..... 4,500 4,689,129
Massachusetts Water Resources Authority
Series 2026D , RB , 5.00% , 08/01/28 ..... 5,000 5,231,882
Series B , RB , 5.25% , 08/01/28 ......... 1,000 1,051,218
Series 2026D , RB , 5.00% , 08/01/29 ..... 12,030 12,830,517
Series 2026D , RB , 5.00% , 08/01/30 ..... 12,930 14,013,535
Series B , RB , 5.25% , 08/01/31 ......... 800 888,507
Series B , RB , 5.25% , 08/01/36 ......... 5,000 5,796,747
Series 2026D , RB , 5.00% , 08/01/38 ..... 2,895 3,228,539
Series 2018B , RB , 5.00% , 08/01/43 ..... 3,785 3,840,135
Series 2026C , RB , 5.00% , 08/01/51 ..... 2,555 2,624,503
Town of Brookline, Series 2020, GO,
3.00%, 03/15/45 ................. 10,000 7,896,267
Tri-County Regional Vocational Technical School
District, Series 70B, GO, 4.00%, 06/01/50 . 17,590 15,551,191
University of Massachusetts Building Authority
Series 2026-2 , RB , 5.00% , 11/01/31 ..... 2,500 2,750,878
Series 2026-1 , RB , 5.00% , 11/01/37 ..... 8,065 9,009,662
Series 2026-2 , RB , 5.00% , 11/01/39 ..... 1,500 1,643,625
Series 2026-2 , RB , 5.00% , 11/01/40 ..... 1,480 1,606,267
Series 2017-1 , RB , 4.00% , 11/01/44 ..... 2,145 1,991,030
Series 2015-1 , RB , 4.00% , 11/01/45 ..... 2,500 2,343,129
Series 2024-1 , RB , 5.00% , 11/01/54 ..... 25,185 25,684,683
1,849,728,612
Michigan — 1.0%
Great Lakes Water Authority Sewage Disposal
System
Series 2018B , RB , 5.00% , 07/01/28 ..... 2,000 2,085,882
Series 2025A , RB , 5.00% , 07/01/30 ..... 2,000 2,147,392

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Michigan (continued)
Series 2026B , RB , 5.00% , 07/01/30 ..... USD 2,000 $ 2,146,641
Series 2025B , RB , 5.00% , 07/01/31 ..... 2,025 2,200,379
Series 2026A , RB , 5.00% , 07/01/34 ..... 5,000 5,565,478
Series 2025B , RB , 5.00% , 07/01/35 ..... 4,000 4,429,903
Series 2026B , RB , 5.00% , 07/01/36 ..... 5,000 5,574,893
Series 2023A , RB , 5.00% , 07/01/37 ..... 1,000 1,079,163
Series 2023A , RB , 5.00% , 07/01/38 ..... 1,000 1,071,002
Series 2025A , RB , 5.00% , 07/01/38 ..... 1,000 1,079,232
Series 2023C , RB , 5.25% , 07/01/53 ..... 1,440 1,475,437
Great Lakes Water Authority Water Supply
System
Series 2026A , RB , 5.00% , 07/01/27 ..... 1,190 1,214,260
Series 2026D , RB , VRDN, 3.45% , 07/01/30
(b)
1,215 1,212,929
Series 2026B , RB , 5.00% , 07/01/30 ..... 5,000 5,366,602
Series 2025A , RB , 5.00% , 07/01/31 ..... 11,000 11,952,678
Series 2025B , RB , 5.00% , 07/01/31 ..... 5,000 5,433,035
Series 2026A , RB , 5.00% , 07/01/33 ..... 6,000 6,646,520
Series 2024A , RB , 5.00% , 07/01/34 ..... 5,500 6,088,808
Series 2025B , RB , 5.00% , 07/01/34 ..... 8,000 8,887,296
Series 2025A , RB , 5.00% , 07/01/35 ..... 3,315 3,676,339
Series 2026B , RB , 5.00% , 07/01/46 ..... 1,720 1,780,759
Series 2022A , RB , 5.25% , 07/01/47 ..... 13,000 13,503,948
Series 2026C , RB , 5.25% , 07/01/51 ..... 2,000 2,081,301
Series 2022A , RB , 5.25% , 07/01/52 ..... 5,000 5,126,208
Series 2023B , RB , 5.25% , 07/01/53 ..... 8,000 8,231,686
Howell Public Schools, Series 2025II, GO,
5.00%, 05/01/43 (Q-SBLF) .......... 1,250 1,291,455
Lansing Board of Water & Light
Series 2026A , RB , VRDN, 5.00% , 07/01/31
(b)
1,000 1,073,956
Series 2019A , RB , 5.00% , 07/01/48 ..... 6,300 6,357,313
Series 2024A , RB , 5.00% , 07/01/54 ..... 25,000 25,078,567
Michigan Finance Authority
Series 2016B , RB , 5.00% , 10/01/27 ..... 5,020 5,029,845
Series 2016B , RB , 5.00% , 10/01/28 ..... 7,995 8,009,584
Series 2018 , RB , 4.00% , 11/01/48 ...... 2,000 1,770,585
Michigan State Building Authority
Series 2025I , RB , 5.00% , 04/15/27 ...... 2,945 2,989,715
Series 2023II , RB , 5.00% , 10/15/29 ..... 5,000 5,318,641
Series 2016I , RB , 5.00% , 10/15/30 ...... 17,285 17,335,173
Series 2016I , RB , 5.00% , 10/15/31 ...... 2,805 2,813,142
Series 2016I , RB , 5.00% , 10/15/32 ...... 6,075 6,092,634
Series 2026I , RB , 5.00% , 10/15/32 ...... 3,000 3,307,348
Series 2025I , RB , 5.00% , 04/15/33 ...... 5,000 5,538,162
Series 2016I , RB , 5.00% , 10/15/33 ...... 5,185 5,200,050
Series 2026I , RB , 5.00% , 10/15/38 ...... 1,000 1,095,903
Series 2016I , RB , 5.00% , 04/15/41 ...... 1,000 1,002,903
Series 2020I , RB , 3.00% , 10/15/45 ...... 3,000 2,280,625
Series 2021I , RB , 4.00% , 10/15/46 ...... 5,000 4,583,861
Series 2026I , RB , 5.00% , 10/15/46 ...... 3,000 3,134,823
Series 2023II , RB , 4.00% , 10/15/47 ..... 2,645 2,399,104
Series 2019I , RB , 4.00% , 10/15/49 ...... 18,210 16,217,152
Series 2021I , RB , 3.00% , 10/15/51 ...... 4,455 3,121,418
Series 2022I , RB , 4.00% , 10/15/52 ...... 8,225 7,134,899
Series 2019I , RB , 4.00% , 04/15/54 ...... 10,880 9,410,112
Series 2024II , RB , 5.25% , 10/15/54 ..... 7,500 7,667,369
Michigan State University
Series 2023A , RB , 5.00% , 02/15/32 ..... 6,750 7,413,379
Series 2019C , RB , 4.00% , 02/15/44 ..... 7,320 6,833,918
Series 2019B , RB , 5.00% , 02/15/44 ..... 6,005 6,128,598
Series 2019B , RB , 5.00% , 02/15/48 ..... 6,660 6,757,495
Series 2024A , RB , 5.00% , 08/15/49 ..... 9,975 10,227,562
Series 2024A , RB , 5.25% , 08/15/54 ..... 23,830 24,599,993
State of Michigan
Series 2016 , RB , 5.00% , 03/15/27 ...... 1,840 1,865,033
Series 2020A , GO , 5.00% , 05/15/33 ..... 2,105 2,243,801
Security
Par (000)
Par (000) Value
Michigan (continued)
Series 2026B , GO , 5.00% , 06/01/37
(c)
.... USD 5,000 $ 5,584,231
State of Michigan Trunk Line
Series 2020B , RB , 5.00% , 11/15/27 ..... 1,245 1,281,062
Series 2020B , RB , 5.00% , 11/15/28 ..... 2,010 2,111,859
Series 2020B , RB , 5.00% , 11/15/30 ..... 1,250 1,355,770
Series 2026 , RB , 5.00% , 11/15/30
(c)
..... 1,590 1,723,873
Series 2021A , RB , 5.00% , 11/15/32 ..... 1,000 1,093,203
Series 2023 , RB , 5.00% , 11/15/34 ...... 1,500 1,665,666
Series 2023 , RB , 5.00% , 11/15/36 ...... 1,000 1,094,874
Series 2020B , RB , 4.00% , 11/15/37 ..... 2,000 2,002,329
Series 2026 , RB , 5.00% , 11/15/37
(c)
..... 5,000 5,565,704
Series 2021A , RB , 4.00% , 11/15/38 ..... 2,000 1,973,989
Series 2026 , RB , 5.00% , 11/15/38
(c)
..... 3,000 3,301,113
Series 2023 , RB , 5.00% , 11/15/38 ...... 1,320 1,420,818
Series 2021A , RB , 4.00% , 11/15/39 ..... 6,905 6,724,782
Series 2020B , RB , 4.00% , 11/15/39 ..... 2,000 1,959,260
Series 2021A , RB , 4.00% , 11/15/40 ..... 10,000 9,561,732
Series 2023 , RB , 5.00% , 11/15/41 ...... 3,000 3,169,889
Series 2023 , RB , 5.00% , 11/15/43 ...... 3,000 3,145,363
Series 2023 , RB , 5.50% , 11/15/44 ...... 3,000 3,237,525
Series 2020B , RB , 4.00% , 11/15/45 ..... 30,200 27,432,188
Series 2020B , RB , 5.00% , 11/15/45 ..... 17,000 17,450,007
Series 2021A , RB , 4.00% , 11/15/46 ..... 2,000 1,805,562
Series 2023 , RB , 5.00% , 11/15/46 ...... 4,000 4,138,668
Series 2023 , RB , 5.25% , 11/15/49 ...... 1,050 1,089,929
University of Michigan
Series 2017A , RB , 5.00% , 04/01/42 ..... 2,500 2,535,516
Series 2017A , RB , 5.00% , 04/01/47 ..... 4,695 4,761,699
Series 2020A , RB , 5.00% , 04/01/50 ..... 4,675 4,753,437
Wayne County Airport Authority
Series 2025E , RB , 5.00% , 12/01/41 ..... 1,500 1,587,345
Series 2025E , RB , 5.00% , 12/01/42 ..... 1,600 1,685,907
Series 2025E , RB , 5.00% , 12/01/43 ..... 2,100 2,200,118
Series 2025E , RB , 5.00% , 12/01/44 ..... 1,000 1,044,330
Series 2021A , RB , 5.00% , 12/01/46 ..... 3,750 3,822,629
Wayne State University, Series 2026A, RB,
5.25%, 11/15/56
(c)
................ 2,500 2,570,890
466,233,156
Minnesota — 0.9%
County of Hennepin
Series 2023A , GO , 5.00% , 12/01/28 ..... 1,285 1,351,618
Series 2023A , GO , 5.00% , 12/01/30 ..... 3,615 3,926,813
Series 2023A , GO , 5.00% , 12/01/32 ..... 3,910 4,347,073
Series 2023A , GO , 5.00% , 12/01/33 ..... 4,500 5,039,615
Series 2023A , GO , 5.00% , 12/01/34 ..... 2,980 3,307,215
Series 2023A , GO , 5.00% , 12/01/35 ..... 5,225 5,759,109
Series 2023A , GO , 5.00% , 12/01/36 ..... 5,490 6,005,310
Metropolitan Council
Series 2021C , GO , 5.00% , 12/01/27 ..... 12,500 12,882,497
Series 2021C , GO , 5.00% , 12/01/28 ..... 2,500 2,632,412
Series 2021C , GO , 5.00% , 12/01/29 ..... 10,000 10,709,874
Series 2026A , GO , 5.00% , 03/01/42 ..... 12,955 13,832,442
Minneapolis-St. Paul Metropolitan Airports
Commission
Series 2016C , RB , 5.00% , 01/01/41 ..... 1,500 1,504,311
Series 2016C , RB , 5.00% , 01/01/46 ..... 4,000 4,008,076
Series 2024A , RB , 5.00% , 01/01/52 ..... 7,500 7,544,846
Series 2024A , RB , 4.00% , 01/01/54 ..... 5,640 4,926,837
Minnesota Public Facilities Authority State
Revolving Fund
Series 2023A , RB , 5.00% , 03/01/28 ..... 16,000 16,580,128
Series 2023B , RB , 5.00% , 03/01/29 ..... 10,000 10,569,370
Series 2016A , RB , 5.00% , 03/01/34 ..... 9,150 9,162,981
Series 2023A , RB , 5.00% , 03/01/35 ..... 13,575 14,883,849

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Minnesota (continued)
South Washington County Independent
School District No. 833, Series 2026A, GO,
5.00%, 02/01/34 (SD CRED PROG) ..... USD 13,560 $ 15,050,161
State of Minnesota
Series 2017A , GO , 5.00% , 10/01/26 ..... 8,200 8,216,602
Series 2017D , GO , 5.00% , 10/01/26 ..... 3,080 3,086,236
Series 2016D , GO , 5.00% , 08/01/27 ..... 6,870 6,879,213
Series 2018A , GO , 5.00% , 08/01/27 ..... 6,360 6,504,438
Series 2023E , GO , 5.00% , 08/01/27 ..... 25,075 25,644,463
Series 2021A , GO , 5.00% , 09/01/27 ..... 5,655 5,794,622
Series 2019A , GO , 5.00% , 08/01/28 ..... 3,265 3,415,794
Series 2019A , GO , 5.00% , 08/01/29 ..... 10,000 10,645,429
Series 2021A , GO , 5.00% , 09/01/29 ..... 8,540 9,103,895
Series 2023 , COP , 5.00% , 11/01/29 ..... 6,000 6,400,322
Series 2019A , GO , 5.00% , 08/01/30 ..... 1,000 1,061,868
Series 2023D , GO , 5.00% , 08/01/30 ..... 22,560 24,390,354
Series 2023E , GO , 5.00% , 08/01/31 ..... 9,420 10,323,497
Series 2025D , GO , 5.00% , 08/01/31 ..... 10,000 10,959,126
Series 2017A , GO , 5.00% , 10/01/31 ..... 5,000 5,112,145
Series 2023D , GO , 5.00% , 08/01/32 ..... 11,010 12,203,863
Series 2023E , GO , 5.00% , 08/01/32 ..... 1,955 2,166,989
Series 2021A , GO , 4.00% , 09/01/34 ..... 13,765 14,076,891
Series 2019A , GO , 5.00% , 08/01/35 ..... 5,000 5,236,651
Series 2018A , GO , 5.00% , 08/01/36 ..... 4,430 4,560,573
Series 2021A , GO , 4.00% , 09/01/36 ..... 7,265 7,328,466
Series 2024B , GO , 4.00% , 08/01/38 ..... 13,270 13,187,163
Series 2025A , GO , 5.00% , 08/01/39 ..... 10,000 10,905,369
Series 2021A , GO , 4.00% , 09/01/39 ..... 2,000 1,983,036
Series 2025A , GO , 5.00% , 08/01/41 ..... 24,605 26,447,983
Series 2024A , GO , 5.00% , 08/01/42 ..... 7,755 8,229,553
Series 2023 , COP , 5.00% , 11/01/42 ..... 11,120 11,650,629
Series 2024A , GO , 5.00% , 08/01/43 ..... 2,405 2,542,746
412,082,453
Mississippi — 0.2%
State of Mississippi
Series 2015C , GO , 5.00% , 10/01/26 ..... 3,590 3,597,116
Series 2017A , GO , 5.00% , 10/01/27 ..... 1,480 1,518,668
Series 2017A , GO , 5.00% , 10/01/28 ..... 1,650 1,693,283
Series 2017A , GO , 5.00% , 10/01/29 ..... 6,500 6,661,816
Series 2017A , GO , 5.00% , 10/01/30 ..... 1,250 1,279,748
Series 2017A , GO , 5.00% , 10/01/31 ..... 1,000 1,026,062
Series 2017A , GO , 5.00% , 10/01/32 ..... 1,355 1,390,314
Series 2017A , GO , 5.00% , 10/01/34 ..... 14,060 14,426,427
Series 2016B , GO , 5.00% , 12/01/34 ..... 2,000 2,012,018
Series 2017A , GO , 4.00% , 10/01/35 ..... 5,000 5,004,556
Series 2021A , GO , 4.00% , 06/01/36 ..... 1,000 1,003,890
Series 2017A , GO , 4.00% , 10/01/36 ..... 4,145 4,122,745
Series 2021C , GO , 5.00% , 10/01/36 ..... 3,250 3,351,321
Series 2021A , GO , 4.00% , 06/01/37 ..... 4,160 4,145,311
Series 2019B , GO , 4.00% , 10/01/39 ..... 1,760 1,698,558
Series 2021C , GO , 4.00% , 10/01/41 ..... 2,205 2,082,639
West Rankin Utility Authority, Series 2018, RB,
5.00%, 01/01/48 ................. 13,500 13,933,654
68,948,126
Missouri — 0.6%
City of Kansas City, Series 2025A, RB,
5.00%, 12/01/49 ................. 7,475 7,696,425
City of Kansas Sanitary Sewer System, Series
2018A, RB, 4.00%, 01/01/42 ......... 1,000 955,154
City of Springfield
Series 2025 , RB , 5.00% , 08/01/28 ...... 2,500 2,612,018
Series 2025 , RB , 5.00% , 08/01/34 ...... 10,000 11,215,958
Series 2025 , RB , 5.00% , 08/01/35 ...... 6,765 7,610,102
Security
Par (000)
Par (000) Value
Missouri (continued)
Series 2025 , COP , 3.00% , 11/01/41 ..... USD 16,470 $ 13,791,304
Series 2025 , COP , 3.00% , 11/01/42 ..... 16,965 14,049,098
COP , 4.00% , 11/01/47 .............. 5,000 4,516,333
City of St. Louis, Series 2024A, RB,
5.25%, 07/01/54 ................. 6,980 7,146,638
Curators of the University of Missouri (The)
Series 2024 , RB , 5.00% , 11/01/30 ...... 3,000 3,253,967
Series 2024 , RB , 5.00% , 11/01/31 ...... 4,500 4,944,779
Series 2024 , RB , 5.00% , 11/01/34 ...... 10,000 11,261,091
Metropolitan St. Louis Sewer District
Series 2017A , RB , 5.00% , 05/01/42 ..... 2,000 2,015,970
Series 2017A , RB , 5.00% , 05/01/47 ..... 3,775 3,793,819
Missouri Highway & Transportation Commission
Series 2025A , RB , 5.00% , 05/01/27 ..... 5,000 5,081,306
Series 2026A , RB , 5.00% , 05/01/27 ..... 30,600 31,097,593
Series 2022A , RB , 5.00% , 05/01/28 ..... 15,000 15,593,638
Series 2026A , RB , 5.00% , 05/01/28 ..... 10,000 10,395,759
Series 2022A , RB , 5.00% , 05/01/29 ..... 15,000 15,899,029
Series 2022A , RB , 5.00% , 05/01/30 ..... 15,025 16,178,191
Series 2025A , RB , 5.00% , 05/01/31 ..... 10,000 10,918,093
Missouri Joint Municipal Electric Utility
Commission
Series 2025 , RB , 5.00% , 12/01/27 ...... 6,010 6,171,554
Series 2025 , RB , 5.00% , 12/01/29 ...... 1,000 1,063,829
Series 2025 , RB , 5.00% , 12/01/30 ...... 7,000 7,544,691
Series 2025 , RB , 5.00% , 12/01/37 ...... 4,000 4,317,064
Series 2025 , RB , 5.00% , 12/01/38 ...... 9,195 9,838,511
Series 2025 , RB , 5.00% , 12/01/39 ...... 5,000 5,319,486
Series 2025 , RB , 5.25% , 01/01/56 ...... 14,390 14,742,354
Missouri State Board of Public Buildings, Series
2020B, RB, 4.00%, 10/01/28 ......... 5,000 5,122,252
254,146,006
Nebraska — 0.4%
City of Lincoln Electric System
Series 2026 , RB , 5.00% , 09/01/33 ...... 1,250 1,389,953
Series 2026 , RB , 5.00% , 09/01/35 ...... 1,500 1,672,884
Series 2026 , RB , 5.00% , 09/01/37 ...... 3,500 3,878,314
Metropolitan Utilities District of Omaha Water
System
Series 2026 , RB , 5.00% , 12/01/29 ...... 14,260 15,243,360
Series 2026 , RB , 5.00% , 12/01/31 ...... 3,240 3,552,966
Nebraska Public Power District
Series 2023A , RB , 5.00% , 07/01/28 ..... 3,270 3,368,044
Series 2026B , RB , 5.00% , 07/01/28 ..... 5,000 5,149,914
Series 2026A , RB , 5.00% , 07/01/31 ..... 6,665 7,187,726
Series 2026B , RB , 5.00% , 01/01/37 ..... 1,035 1,141,299
Series 2021D , RB , 4.00% , 01/01/44 ..... 3,625 3,288,239
Series 2026A , RB , 5.00% , 01/01/51 ..... 2,500 2,539,119
Series 2026A , RB , 5.25% , 01/01/55 ..... 1,920 1,980,411
Omaha Public Power District
Series 2025C , RB , 5.00% , 02/01/27 ..... 2,390 2,413,256
Series 2019A , RB , 5.00% , 02/01/30 ..... 1,500 1,576,406
Series 2019A , RB , 5.00% , 02/01/31 ..... 3,650 3,825,033
Series 2023B , RB , 5.00% , 02/01/34 ..... 2,500 2,757,337
Series 2025A , RB , 5.00% , 02/01/39 ..... 2,000 2,150,968
Series 2025A , RB , 5.00% , 02/01/40 ..... 1,500 1,597,186
Series 2021A , RB , 3.00% , 02/01/41 ..... 1,000 816,368
Series 2025A , RB , 5.00% , 02/01/41 ..... 1,000 1,055,469
Series 2017A , RB , 5.00% , 02/01/42 ..... 15,575 15,721,170
Series 2026A , RB , 5.00% , 02/01/43 ..... 3,500 3,707,120
Series 2026A , RB , 5.00% , 02/01/44 ..... 4,000 4,216,616
Series 2021B , RB , 4.00% , 02/01/46 ..... 1,000 923,367
Series 2022A , RB , 4.25% , 02/01/47 ..... 2,500 2,401,770
Series 2024C , RB , 4.00% , 02/01/49 ..... 10,960 9,954,558

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nebraska (continued)
Series 2021A , RB , 4.00% , 02/01/51 ..... USD 1,500 $ 1,337,571
Series 2026A , RB , 5.00% , 02/01/51 ..... 10,000 10,228,894
Series 2022A , RB , 5.25% , 02/01/52 ..... 16,635 17,106,078
Series 2023B , RB , 5.25% , 02/01/53 ..... 5,000 5,164,477
Series 2025B , RB , 5.00% , 02/01/55 ..... 8,000 8,182,062
Series 2025A , RB , 5.25% , 02/01/55 ..... 10,000 10,390,154
Omaha Public Power District Nebraska
City Station Unit 2, Series 2026A, RB,
5.00%, 02/01/49 ................. 4,500 4,590,916
Public Power Generation Agency
Series 2024A , RB , 5.00% , 01/01/31 ..... 2,725 2,936,612
Series 2024A , RB , 5.00% , 01/01/34 ..... 3,500 3,872,686
Series 2024A , RB , 5.00% , 01/01/37 ..... 3,000 3,260,428
University of Nebraska Facilities Corp. (The)
Series 2021B , RB , 5.00% , 07/15/51 ..... 3,000 3,031,421
Series 2021A , RB , 4.00% , 07/15/59 ..... 3,500 2,942,199
176,552,351
Nevada — 0.7%
Clark County School District
Series 2026A , GO , 5.00% , 06/15/30 ..... 5,000 5,352,685
Series 2025B , GO , 5.00% , 06/15/32 ..... 5,000 5,470,320
Series 2025B , GO , 5.00% , 06/15/34 ..... 10,000 11,057,904
Series 2025B , GO , 5.00% , 06/15/35 ..... 5,000 5,531,458
Series 2026A , GO , 5.00% , 06/15/35 ..... 5,000 5,531,458
Series 2024B , GO , 5.00% , 06/15/37 ..... 15,000 16,175,095
Series 2025B , GO , 5.00% , 06/15/41 ..... 5,000 5,256,913
Series 2024A , GO , 4.00% , 06/15/44 ..... 11,900 10,681,480
Series 2026A , GO , 4.00% , 06/15/46 ..... 5,000 4,572,726
County of Clark
Series 2016B , GO , 5.00% , 11/01/27 ..... 2,000 2,007,617
Series 2016B , GO , 5.00% , 11/01/28 ..... 10,000 10,038,087
Series 2026 , GO , 5.00% , 11/01/28 ...... 5,000 5,257,286
Series 2017 , GO , 4.00% , 06/01/31 ...... 17,000 17,102,561
Series 2019E , RB , 5.00% , 07/01/33 ..... 2,055 2,158,596
Series 2017 , GO , 4.00% , 06/01/38 ...... 12,705 12,630,316
Series 2018 , GO , 4.00% , 07/01/44 ...... 7,135 6,713,540
County of Clark Department of Aviation
Series 2024A , RB , 5.00% , 07/01/27 ..... 10,000 10,197,442
Series 2024A , RB , 5.00% , 07/01/28 ..... 20,000 20,845,284
Series 2019D , RB , 5.00% , 07/01/31 ..... 10,000 10,551,833
Series 2019D , RB , 5.00% , 07/01/32 ..... 2,500 2,631,423
Series A-2 , RB , 5.00% , 07/01/40 ....... 5,190 5,235,199
Las Vegas Valley Water District
Series 2022C , GO , 4.00% , 06/01/34 ..... 5,085 5,203,310
Series 2023A , GO , 5.00% , 06/01/49 ..... 5,000 5,102,827
Series 2022A , GO , 4.00% , 06/01/51 ..... 10,000 8,853,804
State of Nevada
Series 2020A , GO , 5.00% , 05/01/29 ..... 3,055 3,238,184
Series 2026A , GO , 5.00% , 05/01/39 ..... 10,170 11,056,821
Series 2023A , GO , 5.00% , 05/01/41 ..... 10,000 10,550,638
Series 2026A , GO , 5.00% , 05/01/42 ..... 1,840 1,959,181
State of Nevada Highway Improvement
Series 2016 , RB , 5.00% , 12/01/27 ...... 3,025 3,030,918
Series 2016 , RB , 5.00% , 12/01/28 ...... 6,800 6,855,577
Washoe County School District
Series 2017C , GO , 4.00% , 10/01/47 ..... 52,635 47,880,333
Series 2025A , GO , 4.00% , 10/01/54 ..... 27,000 23,220,778
301,951,594
New Hampshire — 0.1%
City of Manchester Sewer
Series 2026 , RB , 5.00% , 07/01/52 ( BAM ) . 3,500 3,541,204
Series 2024 , RB , 5.25% , 06/01/54 ...... 6,590 6,754,693
Series 2026 , RB , 5.25% , 07/01/56 ( BAM ) . 5,445 5,611,480
Security
Par (000)
Par (000) Value
New Hampshire (continued)
New Hampshire Health & Education Facilities
Authority
Series 2025A , RB , 5.00% , 06/01/32 ..... USD 5,000 $ 5,549,721
Series 2025A , RB , 5.00% , 06/01/35 ..... 20,000 22,709,650
44,166,748
New Jersey — 3.8%
Garden State Preservation Trust, Series 2005A,
RB, 5.75%, 11/01/28 .............. 20,290 21,057,526
Middlesex County Improvement Authority, Series
2026D, RB, 5.00%, 09/15/30 (GTD) ..... 5,000 5,407,502
New Jersey Economic Development Authority
Series 2005N-1 , RB , 5.50% , 09/01/26
( AMBAC ) ..................... 1,000 1,000,000
Series B , RB , 5.00% , 11/01/26 ......... 9,500 9,536,440
Series A , RB , 4.00% , 11/01/27 ......... 1,255 1,274,585
Series 2023RRR , RB , 5.00% , 03/01/28 ... 29,050 30,051,115
Series BBB , RB , 5.50% , 06/15/30 ....... 8,845 8,921,167
Series 2019MMM , RB , 5.00% , 06/15/33 .. 6,460 6,810,535
Series 2019MMM , RB , 5.00% , 06/15/34 .. 2,500 2,628,221
Series 2020A , RB , 5.00% , 11/01/34 ..... 1,000 1,048,135
Series 2019MMM , RB , 4.00% , 06/15/35 .. 2,000 2,005,606
Series 2024SSS , RB , 5.00% , 06/15/35 ... 4,230 4,632,869
Series AAA , RB , 5.00% , 06/15/36 ....... 1,000 1,007,185
Series 2022A , RB , 5.00% , 11/01/36 ..... 10,000 10,670,892
Series 2020A , RB , 4.00% , 11/01/37 ..... 2,000 1,965,001
Series 2020A , RB , 5.00% , 11/01/40 ..... 1,000 1,025,384
Series AAA , RB , 5.00% , 06/15/41 ....... 1,515 1,525,885
Series 2018A , RB , 5.00% , 06/15/42 ..... 4,665 4,711,738
Series 2022A , RB , 5.25% , 11/01/42 ..... 2,700 2,833,259
Series 2017B , RB , 5.00% , 06/15/43 ..... 1,000 1,021,606
Series 2018EEE , RB , 5.00% , 06/15/43 ... 4,590 4,744,722
Series 2019LLL , RB , 4.00% , 06/15/44 .... 2,000 1,860,423
Series 2020A , RB , 4.00% , 11/01/44 ..... 2,750 2,549,080
Series 2020A , RB , 5.00% , 11/01/44 ..... 5,000 5,119,080
Series 2021QQQ , RB , 4.00% , 06/15/46 ... 12,175 11,099,509
Series 2018C , RB , 5.00% , 06/15/47 ..... 6,110 6,156,943
Series 2022A , RB , 5.25% , 11/01/47 ..... 2,500 2,593,563
Series 2018EEE , RB , 4.63% , 06/15/48 ... 10,000 9,736,966
Series 2018EEE , RB , 5.00% , 06/15/48 ... 6,000 6,079,679
Series 2019LLL , RB , 5.00% , 06/15/49 .... 5,000 5,060,595
Series 2021QQQ , RB , 4.00% , 06/15/50 ... 2,250 2,006,063
New Jersey Educational Facilities Authority
Series 2021C , RB , 5.00% , 03/01/27 ..... 7,025 7,112,425
Series 2022A , RB , 5.00% , 03/01/27 ..... 11,330 11,471,000
Series 2017B , RB , 5.00% , 07/01/29 ..... 5,000 5,094,031
Series 2017I , RB , 5.00% , 07/01/31 ...... 3,235 3,290,150
Series A-1 , RB , VRDN, 5.00% , 07/01/31
(b)
. 45,000 48,730,171
Series 2022A , RB , 5.00% , 03/01/32 ..... 5,000 5,512,785
Series 2017B , RB , 5.00% , 07/01/33 ..... 9,400 9,543,772
Series A-2 , RB , VRDN, 5.00% , 07/01/35
(b)
. 7,500 8,326,895
Series 2024A-1 , RB , 5.00% , 03/01/36 .... 20,435 22,686,469
Series 2024A-2 , RB , 5.00% , 03/01/41 .... 4,455 4,763,507
Series 2024A-2 , RB , 5.00% , 03/01/43 .... 35,265 37,467,264
Series 2026B , RB , 5.00% , 07/01/51 ( BAM ) 3,500 3,616,879
Series 2024B , RB , 5.25% , 03/01/54 ..... 16,230 16,975,906
New Jersey Transportation Trust Fund Authority
Series 2019A , RB , 5.00% , 12/15/26 ..... 2,885 2,904,393
Series 2016A-1 , RB , 5.00% , 06/15/27 .... 3,425 3,443,990
Series 2023AA , RB , 5.00% , 06/15/27 .... 2,965 3,019,758
Series 2006C , RB , 0.00% , 12/15/27
( NPFGC )
(a)
.................... 4,160 4,001,761
Series 2018A , RB , 5.00% , 12/15/27 ..... 10,230 10,534,275
Series 2019A , RB , 5.00% , 12/15/27 ..... 1,380 1,421,046
Series 2016A-1 , RB , 5.00% , 06/15/28 .... 13,900 13,976,902

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Jersey (continued)
Series 2018A , RB , 5.00% , 06/15/28 ..... USD 1,000 $ 1,005,532
Series 2010A , RB , 0.00% , 12/15/28
(a)
.... 3,655 3,406,367
Series 2006C , RB , 0.00% , 12/15/28
( AMBAC )
(a)
.................... 4,615 4,301,062
Series 2019A , RB , 5.00% , 12/15/28 ..... 1,000 1,049,712
Series 2018A , RB , 5.00% , 12/15/28 ..... 6,050 6,350,756
Series 2023AA , RB , 5.00% , 06/15/29 .... 6,510 6,884,715
Series 2016A-1 , RB , 5.00% , 06/15/29 .... 1,870 1,878,970
Series 2018A , RB , 5.00% , 06/15/29 ..... 6,700 6,732,139
Series 2014BB-1 , RB , 5.00% , 06/15/29 ... 7,000 7,333,852
Series 2010A , RB , 0.00% , 12/15/29
(a)
.... 3,290 2,960,653
Series 2016A-1 , RB , 5.00% , 06/15/30 .... 1,000 1,004,783
Series 2014BB-1 , RB , 5.00% , 06/15/30 ... 5,000 5,224,991
Series 2018A , RB , 5.00% , 06/15/30 ..... 6,500 6,531,045
Series 2022AA , RB , 5.00% , 06/15/30 .... 7,000 7,502,650
Series 2010A , RB , 0.00% , 12/15/30
(a)
.... 3,000 2,602,661
Series 2006C , RB , 0.00% , 12/15/30
( NPFGC )
(a)
.................... 7,330 6,359,169
Series 2018A , RB , 5.00% , 12/15/30 ..... 2,500 2,609,357
Series 2018A , RB , 5.00% , 06/15/31 ..... 6,955 6,986,244
Series 2010A , RB , 0.00% , 12/15/31
(a)
.... 8,225 6,866,101
Series 2006C , RB , 0.00% , 12/15/31
( NPFGC )
(a)
.................... 21,320 17,797,601
Series 2018A , RB , 4.00% , 12/15/31 ..... 9,660 9,772,095
Series 2014BB-1 , RB , 5.00% , 06/15/32 ... 2,880 2,995,225
Series 2021A , RB , 5.00% , 06/15/32 ..... 4,250 4,582,693
Series 2022AA , RB , 5.00% , 06/15/32 .... 6,960 7,608,518
Series 2022BB , RB , 5.00% , 06/15/32 .... 2,500 2,714,472
Series 2024A , RB , 5.00% , 06/15/32 ..... 13,500 14,757,902
Series 2009A , RB , 0.00% , 12/15/32
(a)
.... 3,540 2,835,144
Series 2006C , RB , 0.00% , 12/15/32
(a)
.... 50,000 40,168,320
Series 2019A , RB , 5.00% , 12/15/32 ..... 7,340 7,743,247
Series 2018A , RB , 5.00% , 12/15/32 ..... 8,275 8,596,293
Series 2022AA , RB , 5.00% , 06/15/33 .... 11,430 12,429,699
Series 2021A , RB , 5.00% , 06/15/33 ..... 2,600 2,791,136
Series 2022CC , RB , 5.00% , 06/15/33 .... 2,000 2,188,533
Series 2024A , RB , 5.00% , 06/15/33 ..... 15,000 16,514,385
Series 2019BB , RB , 5.00% , 06/15/33 .... 4,000 4,150,722
Series 2006C , RB , 0.00% , 12/15/33
(a)
.... 26,540 20,421,797
Series 2010A , RB , 0.00% , 12/15/33
(a)
.... 930 713,053
Series 2018A , RB , 5.00% , 12/15/33 ..... 12,045 12,484,031
Series 2021A , RB , 4.00% , 06/15/34 ..... 9,025 9,119,197
Series 2022CC , RB , 5.00% , 06/15/34 .... 1,875 2,039,191
Series 2014BB-2 , RB , 5.00% , 06/15/34 ... 7,320 7,820,269
Series 2023BB , RB , 5.00% , 06/15/34 .... 4,000 4,399,400
Series 2024CC , RB , 5.00% , 06/15/34 .... 4,000 4,423,342
Series 2024A , RB , 5.00% , 06/15/34 ..... 7,400 8,183,183
Series 2022AA , RB , 5.00% , 06/15/34 .... 10,175 11,001,910
Series 2010A , RB , 0.00% , 12/15/34
(a)
.... 15,000 10,940,964
Series 2009A , RB , 0.00% , 12/15/34
(a)
.... 3,355 2,447,129
Series 2018A , RB , 5.00% , 12/15/34 ..... 4,585 4,740,156
Series 2021A , RB , 4.00% , 06/15/35 ..... 5,000 5,026,453
Series 2020AA , RB , 4.00% , 06/15/35 .... 2,655 2,667,686
Series 2019BB , RB , 5.00% , 06/15/35 .... 8,960 9,251,338
Series 2024A , RB , 5.00% , 06/15/35 ..... 15,000 16,473,702
Series 2022AA , RB , 5.00% , 06/15/35 .... 3,000 3,224,560
Series 2006C , RB , 0.00% , 12/15/35
( AMBAC )
(a)
.................... 3,990 2,763,837
Series 2008A , RB , 0.00% , 12/15/35
(a)
.... 11,710 8,111,410
Series 2021A , RB , 4.00% , 06/15/36 ..... 1,165 1,162,690
Series 2020AA , RB , 4.00% , 06/15/36 .... 1,750 1,749,338
Series 2019BB , RB , 4.00% , 06/15/36 .... 6,200 6,201,837
Series 2023A , RB , 5.00% , 06/15/36 ..... 3,500 3,776,404
Series 2020AA , RB , 5.00% , 06/15/36 .... 1,000 1,052,116
Series 2010A , RB , 0.00% , 12/15/36
(a)
.... 25,555 16,781,501
Security
Par (000)
Par (000) Value
New Jersey (continued)
Series 2008A , RB , 0.00% , 12/15/36
(a)
.... USD 3,750 $ 2,462,556
Series 2019BB , RB , 4.00% , 06/15/37 .... 2,000 1,975,957
Series 2023AA , RB , 5.00% , 06/15/37 .... 4,000 4,284,954
Series 2023A , RB , 5.00% , 06/15/37 ..... 5,000 5,356,193
Series 2025AA , RB , 5.00% , 06/15/37 .... 2,500 2,733,516
Series 2022AA , RB , 5.00% , 06/15/37 .... 3,000 3,183,935
Series 2008A , RB , 0.00% , 12/15/37
(a)
.... 19,610 12,177,075
Series 2018A , RB , 4.00% , 12/15/37 ( BAM ) 13,770 13,702,590
Series 2020AA , RB , 4.00% , 06/15/38 .... 3,000 2,919,731
Series 2019BB , RB , 4.00% , 06/15/38 .... 15,340 14,915,711
Series 2023A , RB , 5.00% , 06/15/38 ..... 4,110 4,369,329
Series 2023AA , RB , 5.00% , 06/15/38 .... 3,700 3,933,459
Series 2025AA , RB , 5.00% , 06/15/38 .... 3,500 3,788,883
Series 2024A , RB , 5.00% , 06/15/38 ..... 10,000 10,698,271
Series 2020AA , RB , 5.00% , 06/15/38 .... 2,000 2,083,512
Series 2009A , RB , 0.00% , 12/15/38
(a)
.... 3,620 2,122,304
Series 2008A , RB , 0.00% , 12/15/38
(a)
.... 3,875 2,271,803
Series 2018A , RB , 4.25% , 12/15/38 ..... 1,000 987,896
Series 2020AA , RB , 4.00% , 06/15/39 .... 7,750 7,401,294
Series 2023BB , RB , 5.00% , 06/15/39 .... 4,000 4,233,639
Series 2023AA , RB , 5.00% , 06/15/39 .... 6,000 6,329,540
Series 2025AA , RB , 5.00% , 06/15/39 .... 2,000 2,143,350
Series 2009A , RB , 0.00% , 12/15/39
(a)
.... 33,700 18,595,626
Series 2019A , RB , 4.00% , 12/15/39 ..... 500 476,642
Series 2019A , RB , 5.00% , 12/15/39 ..... 1,000 1,028,004
Series 2020AA , RB , 4.00% , 06/15/40 .... 3,885 3,685,851
Series 2023A , RB , 4.25% , 06/15/40 ..... 10,000 9,732,079
Series 2025AA , RB , 5.00% , 06/15/40 .... 2,000 2,122,511
Series 2010A , RB , 0.00% , 12/15/40
(a)
.... 5,500 2,860,458
Series 2022A , RB , 4.00% , 06/15/41 ..... 5,000 4,673,058
Series 2022BB , RB , 4.00% , 06/15/41 .... 5,500 5,140,364
Series 2025AA , RB , 5.00% , 06/15/41 .... 2,000 2,105,867
Series 2023BB , RB , 5.00% , 06/15/41 .... 14,700 15,370,411
Series 2025AA , RB , 5.00% , 06/15/42 .... 3,000 3,145,222
Series 2023BB , RB , 5.00% , 06/15/42 .... 5,000 5,214,054
Series 2022CC , RB , 5.00% , 06/15/42 .... 9,195 9,515,915
Series 2024AA , RB , 5.00% , 06/15/42 .... 26,470 27,733,175
Series 2023A , RB , 5.25% , 06/15/42 ..... 3,000 3,157,344
Series 2023BB , RB , 5.00% , 06/15/43 .... 4,500 4,680,752
Series 2025AA , RB , 5.00% , 06/15/43 .... 16,355 17,086,579
Series 2019BB , RB , 4.00% , 06/15/44 .... 2,000 1,837,527
Series 2023AA , RB , 4.25% , 06/15/44 .... 4,295 4,059,881
Series 2022CC , RB , 5.00% , 06/15/44 .... 10,500 10,803,058
Series 2020AA , RB , 4.00% , 06/15/45 .... 10,000 9,125,463
Series 2020AA , RB , 5.00% , 06/15/45 .... 9,315 9,488,448
Series 2025AA , RB , 5.00% , 06/15/45 .... 10,000 10,365,160
Series 2019AA , RB , 5.00% , 06/15/46 .... 12,000 12,305,814
Series 2020AA , RB , 3.00% , 06/15/50 .... 9,000 6,425,510
Series 2019BB , RB , 4.00% , 06/15/50 .... 7,640 6,771,871
Series 2020AA , RB , 4.00% , 06/15/50 .... 18,810 16,697,073
Series 2020AA , RB , 5.00% , 06/15/50 .... 2,100 2,187,918
Series 2019BB , RB , 5.00% , 06/15/50 .... 7,185 7,571,130
Series 2024CC , RB , 5.25% , 06/15/50 .... 7,500 7,760,989
Series 2023BB , RB , 5.25% , 06/15/50 .... 2,500 2,571,973
Series 2025AA , RB , 5.25% , 06/15/50 .... 3,000 3,105,364
Series 2022CC , RB , 5.50% , 06/15/50 .... 3,250 3,716,779
Series 2025AA , RB , 5.00% , 06/15/55 .... 16,000 16,116,504
Series 2024CC , RB , 5.25% , 06/15/55 .... 10,000 10,271,698
New Jersey Turnpike Authority
Series 2017A , RB , 5.00% , 01/01/27 ..... 2,175 2,191,934
Series 2026B , RB , 5.00% , 01/01/27 ..... 4,000 4,031,144
Series 2025B , RB , 5.00% , 01/01/27 ..... 5,000 5,038,929
Series 2017B , RB , 5.00% , 01/01/28 ..... 1,750 1,803,790
Series 2025B , RB , 5.00% , 01/01/28 ..... 6,190 6,380,262
Series 2017A , RB , 5.00% , 01/01/29 ..... 2,000 2,015,027

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Jersey (continued)
Series 2017B , RB , 5.00% , 01/01/29 ..... USD 1,290 $ 1,329,243
Series 2025B , RB , 5.00% , 01/01/29 ..... 15,000 15,787,408
Series 2026B , RB , 5.00% , 01/01/29 ..... 7,500 7,893,704
Series 2025B , RB , 5.00% , 01/01/30 ..... 16,000 17,094,406
Series 2026B , RB , 5.00% , 01/01/30 ..... 10,000 10,684,004
Series 2017A , RB , 5.00% , 01/01/31 ..... 3,700 3,725,229
Series 2025B , RB , 5.00% , 01/01/31 ..... 10,095 10,921,973
Series 2017B , RB , 5.00% , 01/01/31 ..... 4,500 4,638,491
Series 2017E , RB , 5.00% , 01/01/31 ..... 3,400 3,504,637
Series 2017B , RB , 5.00% , 01/01/32 ..... 13,690 14,111,319
Series 2017E , RB , 5.00% , 01/01/32 ..... 10,255 10,570,605
Series 2025B , RB , 5.00% , 01/01/33 ..... 5,000 5,514,719
Series 2017A , RB , 5.00% , 01/01/33 ..... 2,000 2,012,158
Series 2017G , RB , 5.00% , 01/01/35 ..... 3,565 3,674,715
Series 2017G , RB , 5.00% , 01/01/36 ..... 2,380 2,453,246
Series 2026A-2 , RB , VRDN,
5.00% , 07/01/36
(b)
............... 10,000 10,977,703
Series 2025B , RB , 5.00% , 01/01/39 ..... 1,000 1,080,342
Series 2017B , RB , 5.00% , 01/01/40 ..... 4,500 4,638,491
Series 2021A , RB , 4.00% , 01/01/42 ..... 19,530 19,067,119
Series 2017G , RB , 4.00% , 01/01/43 ..... 22,100 21,263,038
Series 2026A-1 , RB , 5.00% , 01/01/43 .... 7,500 7,936,278
Series 2024C , RB , 5.00% , 01/01/43 ..... 21,460 22,433,423
Series 2024C , RB , 5.00% , 01/01/44 ..... 24,500 25,492,497
Series 2026A-1 , RB , 5.00% , 01/01/45 .... 17,665 18,522,090
Series 2025A , RB , 5.00% , 01/01/45 ..... 2,000 2,087,256
Series 2024C , RB , 5.00% , 01/01/45 ..... 16,675 17,297,655
Series 2022B , RB , 5.00% , 01/01/46 ..... 14,470 14,967,182
Series 2026A-1 , RB , 5.00% , 01/01/46 .... 1,405 1,467,940
Series 2019A , RB , 4.00% , 01/01/48 ..... 25,300 23,408,198
Series 2022B , RB , 4.50% , 01/01/48 ..... 8,500 8,440,649
Series 2026A-1 , RB , 5.00% , 01/01/52 .... 5,000 5,123,165
Series 2022B , RB , 5.25% , 01/01/52 ..... 6,720 6,932,086
State of New Jersey
Series 2020A , GO , 5.00% , 06/01/27 ..... 19,340 19,698,856
Series 2020A , GO , 5.00% , 06/01/28 ..... 53,890 56,171,395
Series 2020A , GO , 5.00% , 06/01/29 ..... 20,380 21,622,962
Series 2020A , GO , 4.00% , 06/01/30 ..... 25,185 26,171,799
Series 2020A , GO , 4.00% , 06/01/31 ..... 27,000 28,177,394
Series 2020A , GO , 3.00% , 06/01/32 ..... 5,050 4,943,729
Series 2020A , GO , 4.00% , 06/01/32 ..... 13,940 14,587,452
GO , 2.00% , 06/01/33 ............... 13,205 11,427,315
1,743,142,418
New Mexico — 0.3%
New Mexico Finance Authority
Series 2025C , RB , 5.00% , 12/15/26 ..... 1,500 1,510,389
Series 2026C , RB , 5.00% , 12/01/27
(c)
.... 5,000 5,146,142
Series 2018A , RB , 5.00% , 06/15/28 ..... 5,005 5,207,073
Series 2021A , RB , 5.00% , 06/15/28 ..... 1,510 1,570,965
Series 2021A , RB , 5.00% , 06/15/30 ..... 1,500 1,614,667
Series 2025C , RB , 5.00% , 12/15/31 ..... 3,000 3,294,419
Series 2026A , RB , 5.00% , 06/15/34 ..... 1,780 1,982,329
Series 2026A , RB , 5.00% , 06/15/41 ..... 2,500 2,672,516
State of New Mexico
Series 2021 , GO , 5.00% , 03/01/27 ...... 2,785 2,817,836
Series 2023 , GO , 5.00% , 03/01/27 ...... 20,090 20,326,865
Series 2021 , GO , 5.00% , 03/01/29 ...... 5,000 5,284,436
State of New Mexico Severance Tax Permanent
Fund
Series 2022B , RB , 5.00% , 07/01/27 ..... 4,370 4,455,153
Series 2026A , RB , 5.00% , 07/01/28 ..... 6,000 6,250,186
Series 2025A , RB , 5.00% , 07/01/29 ..... 7,845 8,325,910
Series 2026A , RB , 5.00% , 07/01/29 ..... 5,000 5,306,507
Series 2022B , RB , 5.00% , 07/01/30 ..... 13,445 14,471,748
Security
Par (000)
Par (000) Value
New Mexico (continued)
Series 2025A , RB , 5.00% , 07/01/30 ..... USD 9,860 $ 10,612,974
Series 2022A , RB , 5.00% , 07/01/31 ..... 13,540 14,751,420
Series 2026A , RB , 5.00% , 07/01/33 ..... 15,000 16,183,120
Series 2026A , RB , 5.00% , 07/01/35 ..... 10,000 10,705,494
142,490,149
New York — 21.1%
Battery Park City Authority
Series 2019D-1 , RB , VRDN, ( TD Bank NA
SBPA ), 2.99% , 09/02/26
(b)
.......... 4,530 4,530,000
Series 2023B , RB , 5.00% , 11/01/29 ..... 4,420 4,754,274
Series 2023B , RB , 5.00% , 11/01/38 ..... 2,480 2,712,790
Series 2019B , RB , 5.00% , 11/01/39 ..... 840 874,988
Series 2019B , RB , 5.00% , 11/01/40 ..... 3,700 3,847,363
Series 2025 , RB , 5.00% , 11/01/42 ...... 2,600 2,823,153
Series 2023A , RB , 5.00% , 11/01/43 ..... 4,000 4,268,518
Series 2019A , RB , 4.00% , 11/01/44 ..... 5,915 5,646,620
Series 2025 , RB , 5.00% , 11/01/44 ...... 1,250 1,346,237
Series 2025 , RB , 5.00% , 11/01/45 ...... 1,665 1,787,472
Series 2025 , RB , 5.00% , 11/01/46 ...... 2,000 2,131,987
Series 2023A , RB , 5.00% , 11/01/48 ..... 1,350 1,406,220
Series 2025 , RB , 5.00% , 11/01/50 ...... 5,000 5,208,771
Series 2023A , RB , 5.00% , 11/01/53 ..... 22,000 22,591,490
Series 2025 , RB , 5.25% , 11/01/55 ...... 6,175 6,463,308
Buffalo Municipal Water Finance Authority,
Series 2026-A, RB, 4.50%, 07/01/55 (BAM) 1,070 1,035,882
City of New York
Series 2023A, Sub-Series A-4 , GO , VRDN,
( TD Bank NA SBPA ), 2.90% , 09/02/26
(b)
7,520 7,520,000
Series 2014D-4 , GO , VRDN, ( TD Bank NA
LOC ), 2.90% , 09/02/26
(b)
........... 10,315 10,315,000
Series 2015F-6 , GO , VRDN, ( JPMorgan
Chase Bank NA SBPA ), 3.00% , 09/02/26
(b)
2,350 2,350,000
Series 2013F3 , GO , VRDN, ( Bank of America
NA SBPA ), 3.00% , 09/02/26
(b)
....... 17,840 17,840,000
Series 2022B-1 , GO , 5.00% , 08/01/27 .... 10,990 11,236,764
Series 2018C , GO , 5.00% , 08/01/27 ..... 1,740 1,779,069
Series 2020C-1 , GO , 5.00% , 08/01/27 ... 10,950 11,195,866
Series 2023F-1 , GO , 5.00% , 08/01/27 .... 5,675 5,802,424
Series 2008C-4 , GO , 5.00% , 10/01/27 ... 4,035 4,145,321
Series 2021A-1 , GO , 5.00% , 08/01/28 .... 7,230 7,536,560
Series 2026B, Sub-Series B-1 , GO ,
5.00% , 08/01/28 ................ 10,000 10,424,011
Series 2020C-1 , GO , 5.00% , 08/01/28 ... 3,000 3,127,203
Series 2027A , GO , 5.00% , 08/01/28 ..... 1,250 1,303,001
Series 2023F-1 , GO , 5.00% , 08/01/28 .... 1,875 1,954,502
Series E , GO , 5.00% , 08/01/28 ........ 1,900 1,903,846
Series 2018A , GO , 5.00% , 08/01/28 ..... 2,000 2,040,349
Series 2023A-1 , GO , 5.00% , 09/01/28 .... 5,550 5,795,085
Series 2018C , GO , 5.00% , 08/01/29 ..... 9,025 9,302,267
Series 2026, Sub-Series F-1 , GO ,
5.00% , 08/01/29 ................ 5,455 5,787,060
Series 2022B-1 , GO , 5.00% , 08/01/29 .... 25,270 26,808,251
Series 2020C-1 , GO , 5.00% , 08/01/29 ... 2,000 2,121,745
Series 2027A , GO , 5.00% , 08/01/29 ..... 2,000 2,121,745
Series 2021A-1 , GO , 5.00% , 08/01/29 .... 1,925 2,042,180
Series E , GO , 5.00% , 08/01/29 ........ 5,070 5,079,856
Series 2023F-1 , GO , 5.00% , 08/01/29 .... 4,390 4,658,497
Series 2023A-1 , GO , 5.00% , 09/01/29 .... 5,940 6,309,814
Series 2021B-1 , GO , 5.00% , 11/01/29 .... 5,015 5,340,660
Series 2017B-1 , GO , 5.00% , 12/01/29 .... 1,005 1,010,865
Series E , GO , 5.00% , 08/01/30 ........ 5,050 5,059,688
Series 2022C , GO , 5.00% , 08/01/30 ..... 1,485 1,597,082
Series 2023-1 , GO , 5.00% , 08/01/30 ..... 2,500 2,688,690
Series 2025F , GO , 5.00% , 08/01/30 ..... 3,500 3,764,166

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2021A-1 , GO , 5.00% , 08/01/30 .... USD 18,890 $ 20,315,740
Series 2020C-1 , GO , 5.00% , 08/01/30 ... 6,750 7,259,462
Series 2026, Sub-Series F-1 , GO ,
5.00% , 08/01/30 ................ 8,000 8,603,807
Series 2017A, Sub-Series A-1 , GO ,
5.00% , 08/01/30 ................ 6,380 6,392,240
Series 2026B, Sub-Series B-1 , GO ,
5.00% , 08/01/30 ................ 5,000 5,377,379
Series 2021B-1 , GO , 5.00% , 11/01/30 .... 9,950 10,735,831
Series 2008L-6 , GO , 5.00% , 04/01/31 .... 2,170 2,275,169
Series 2027A , GO , 5.00% , 08/01/31 ..... 1,750 1,906,370
Series 2026B, Sub-Series B-1 , GO ,
5.00% , 08/01/31 ................ 40,995 44,658,080
Series 2020C-1 , GO , 5.00% , 08/01/31 ... 1,500 1,597,324
Series 2026, Sub-Series F-1 , GO ,
5.00% , 08/01/31 ................ 7,405 8,066,669
Series 2023-1 , GO , 5.00% , 08/01/31 ..... 5,030 5,479,452
Series 2025F , GO , 5.00% , 08/01/31 ..... 10,000 10,893,543
Series 2021A-1 , GO , 5.00% , 08/01/31 .... 11,150 11,873,439
Series 2023F-1 , GO , 5.00% , 08/01/31 .... 4,000 4,357,417
Series 2023G , GO , 5.00% , 08/01/31 ..... 2,975 3,240,829
Series 2020B-1 , GO , 5.00% , 10/01/31 .... 1,175 1,241,005
Series 2008L-6 , GO , 5.00% , 04/01/32 .... 5,250 5,495,114
Series 2023F-1 , GO , 5.00% , 08/01/32 .... 8,000 8,759,774
Series 2021C , GO , 5.00% , 08/01/32 ..... 6,550 6,949,235
Series 2022A-1 , GO , 5.00% , 08/01/32 .... 5,000 5,407,135
Series 2022B-1 , GO , 5.00% , 08/01/32 .... 3,725 4,078,770
Series 2025F , GO , 5.00% , 08/01/32 ..... 5,500 6,022,345
Series 2026B, Sub-Series B-1 , GO ,
5.00% , 08/01/32 ................ 5,000 5,474,859
Series 2021A-1 , GO , 5.00% , 08/01/32 .... 1,000 1,060,952
Series 2023-1 , GO , 5.00% , 08/01/32 ..... 5,000 5,474,859
Series E , GO , 5.00% , 08/01/32 ........ 2,000 2,003,616
Series 2019E , GO , 5.00% , 08/01/32 ..... 1,000 1,043,091
Series 2018C , GO , 5.00% , 08/01/32 ..... 2,435 2,501,930
Series 2014J , GO , 5.00% , 08/01/32 ..... 5 5,009
Series 2020B-1 , GO , 5.00% , 10/01/32 .... 1,000 1,053,762
Series 2026D , GO , 5.00% , 10/01/32 ..... 5,000 5,482,934
Series 2018B-1 , GO , 5.25% , 10/01/32 .... 10,440 10,674,709
Series 2025G, Sub-Series G-1 , GO ,
5.00% , 02/01/33 ................ 11,000 12,064,923
Series 2023G , GO , 5.00% , 08/01/33 ..... 1,445 1,591,113
Series 2025A , GO , 5.00% , 08/01/33 ..... 5,000 5,505,583
Series 2020C-1 , GO , 5.00% , 08/01/33 ... 15,635 16,537,294
Series 2021C , GO , 5.00% , 08/01/33 ..... 3,000 3,173,130
Series 2023-1 , GO , 5.00% , 08/01/33 ..... 5,000 5,505,582
Series 2020B-1 , GO , 5.00% , 10/01/33 .... 6,310 6,637,854
Series 2017B-1 , GO , 5.00% , 12/01/33 .... 1,800 1,809,139
Series 2026G , GO , 5.00% , 02/01/34 ..... 5,895 6,511,412
Series 2024C , GO , 5.00% , 03/01/34 ..... 5,000 5,524,854
Series 2018F-1 , GO , 5.00% , 04/01/34 .... 1,000 1,028,995
Series 2008L-5 , GO , 5.00% , 04/01/34 .... 2,000 2,139,531
Series 2021A-1 , GO , 4.00% , 08/01/34 .... 1,775 1,798,570
Series 2018C , GO , 4.00% , 08/01/34 ..... 1,005 1,009,340
Series 2022A-1 , GO , 4.00% , 08/01/34 .... 9,845 10,006,313
Series 2023-1 , GO , 5.00% , 08/01/34 ..... 10,000 10,931,765
Series 2019E , GO , 5.00% , 08/01/34 ..... 1,000 1,039,541
Series 2027A , GO , 5.00% , 08/01/34 ..... 1,850 2,047,183
Series 2026, Sub-Series F-1 , GO ,
5.00% , 08/01/34 ................ 8,830 9,771,151
Series 2025F , GO , 5.00% , 08/01/34 ..... 5,635 6,235,610
Series 2023F-1 , GO , 5.00% , 08/01/34 .... 8,100 8,854,730
Series 2023A, Sub-Series A-1 , GO ,
5.00% , 09/01/34 ................ 1,655 1,789,051
Series 2020B-1 , GO , 5.00% , 10/01/34 .... 2,500 2,623,145
Security
Par (000)
Par (000) Value
New York (continued)
Series 2019D-1 , GO , 5.00% , 12/01/34 ... USD 5,000 $ 5,194,449
Series 2022A, Sub-Series A-1 , GO ,
4.00% , 08/01/35 ................ 2,510 2,526,296
Series 2026A, Sub-Series A-1 , GO ,
5.00% , 08/01/35 ................ 1,000 1,106,731
Series 2025A , GO , 5.00% , 08/01/35 ..... 6,135 6,716,075
Series 2027A , GO , 5.00% , 08/01/35 ..... 2,500 2,766,828
Series 2023-1 , GO , 5.00% , 08/01/35 ..... 3,500 3,799,075
Series 2026, Sub-Series F-1 , GO ,
5.00% , 08/01/35 ................ 3,000 3,320,193
Series 2023G , GO , 5.00% , 08/01/35 ..... 2,975 3,229,214
Series 2020B-1 , GO , 4.00% , 10/01/35 .... 1,015 1,018,401
Series 2017B-1 , GO , 5.00% , 12/01/35 .... 7,815 7,849,551
Series 2020D-1 , GO , 4.00% , 03/01/36 ... 2,700 2,704,386
Series 2006I-5 , GO , 5.00% , 04/01/36 .... 3,840 4,170,187
Series 2015FF-1 , GO , 5.00% , 06/01/36 ... 5 5,007
Series 2020A, Sub-Series A1 , GO ,
3.00% , 08/01/36 ................ 9,950 8,931,603
Series 2017A, Sub-Series A-1 , GO ,
4.00% , 08/01/36 ................ 5,390 5,243,425
Series 2021C , GO , 4.00% , 08/01/36 ..... 1,000 1,000,081
Series 2025A , GO , 5.00% , 08/01/36 ..... 5,000 5,432,750
Series 2023F-1 , GO , 5.00% , 08/01/36 .... 2,500 2,693,975
Series 2026A, Sub-Series A-1 , GO ,
5.00% , 08/01/36 ................ 3,625 3,976,474
Series 2020B-1 , GO , 5.00% , 10/01/36 .... 14,240 14,847,958
Series 2026D , GO , 5.00% , 10/01/36 ..... 3,000 3,277,371
Series 2026G , GO , 5.00% , 02/01/37 ..... 1,750 1,916,101
Series 2020D-1 , GO , 5.00% , 03/01/37 ... 2,500 2,593,278
Series 2018E-1 , GO , 5.00% , 03/01/37 .... 2,500 2,557,479
Series 2018F-1 , GO , 5.00% , 04/01/37 .... 17,890 18,319,483
Series 2023E, Sub-Series E-1 , GO ,
5.00% , 04/01/37 ................ 1,525 1,629,653
Series 2020A-1 , GO , 4.00% , 08/01/37 .... 2,500 2,447,171
Series 2023F-1 , GO , 5.00% , 08/01/37 .... 1,500 1,603,496
Series 2025A , GO , 5.00% , 08/01/37 ..... 4,000 4,296,097
Series 2023A, Sub-Series A-1 , GO ,
5.00% , 09/01/37 ................ 2,000 2,123,922
Series 2020B-1 , GO , 4.00% , 10/01/37 .... 1,880 1,836,411
Series 2018B-1 , GO , 5.00% , 10/01/37 .... 3,000 3,049,241
Series 2026G , GO , 5.00% , 02/01/38 ..... 1,540 1,663,014
Series 2025G, Sub-Series G-1 , GO ,
5.00% , 02/01/38 ................ 10,000 10,731,725
Series 2018E-1 , GO , 5.00% , 03/01/38 .... 2,500 2,554,169
Series 2023E, Sub-Series E-1 , GO ,
5.00% , 04/01/38 ................ 4,120 4,367,138
Series 2024D , GO , 5.00% , 04/01/38 ..... 5,000 5,312,176
Series 2020A-1 , GO , 4.00% , 08/01/38 .... 5,005 4,804,170
Series 2022A-1 , GO , 4.00% , 08/01/38 .... 2,930 2,846,935
Series 2023F-1 , GO , 5.00% , 08/01/38 .... 1,250 1,325,123
Series 2017A, Sub-Series A-1 , GO ,
5.00% , 08/01/38 ................ 3,000 3,003,690
Series 2012D, Sub-Series D-3A , GO ,
5.00% , 10/01/38 ................ 10,000 10,677,975
Series 2018B-1 , GO , 5.00% , 10/01/38 .... 6,455 6,556,127
Series 2017B-1 , GO , 5.00% , 12/01/38 .... 1,500 1,505,498
Series 2021F-1 , GO , 5.00% , 03/01/39 .... 7,500 7,810,568
Series 2018E-1 , GO , 5.00% , 03/01/39 .... 2,000 2,040,104
Series 2023E-1 , GO , 5.00% , 04/01/39 .... 7,500 7,904,681
Series 2021C , GO , 4.00% , 08/01/39 ..... 1,525 1,446,791
Series 2022A-1 , GO , 4.00% , 08/01/39 .... 8,000 7,589,723
Series 2027A , GO , 5.00% , 08/01/39 ..... 1,000 1,066,613
Series 2023A-1 , GO , 5.00% , 09/01/39 .... 2,000 2,094,369
Series 2018B-1 , GO , 5.00% , 10/01/39 .... 5,680 5,764,745
Series 2020D-1 , GO , 5.00% , 03/01/40 ... 3,000 3,075,102

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2022D-1 , GO , 4.25% , 05/01/40 ... USD 2,500 $ 2,433,470
Series 2022D-1 , GO , 5.25% , 05/01/40 ... 3,500 3,690,176
Series 2022A-1 , GO , 4.00% , 08/01/40 .... 2,000 1,868,923
Series 2021C , GO , 4.00% , 08/01/40 ..... 1,000 934,462
Series 2027A , GO , 5.00% , 08/01/40 ..... 1,000 1,054,662
Series 2026D , GO , 5.00% , 10/01/40 ..... 2,000 2,095,512
Series 2019D-1 , GO , 5.00% , 12/01/40 ... 4,815 4,940,011
Series 2021F-1 , GO , 3.00% , 03/01/41 .... 1,000 786,291
Series 2024C , GO , 4.00% , 03/01/41 ..... 5,700 5,295,962
Series 2018E-1 , GO , 4.00% , 03/01/41 .... 2,600 2,393,696
Series 2020D-1 , GO , 4.00% , 03/01/41 ... 2,000 1,858,232
Series 2022D-1 , GO , 5.25% , 05/01/41 ... 9,300 9,742,987
Series 2021C , GO , 4.00% , 08/01/41 ..... 6,400 5,938,804
Series 2027A , GO , 5.00% , 08/01/41 ..... 1,100 1,154,369
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/41 ................ 6,000 6,239,403
Series 2023A-1 , GO , 5.00% , 09/01/41 .... 1,470 1,521,331
Series 2023A-1 , GO , 5.25% , 09/01/41 .... 8,000 8,401,273
Series 2020B-1 , GO , 3.00% , 10/01/41 .... 2,000 1,571,846
Series 2018B-1 , GO , 4.00% , 10/01/41 .... 1,000 917,627
Series 2026D , GO , 5.00% , 10/01/41 ..... 3,165 3,305,128
Series 2019D-1 , GO , 4.00% , 12/01/41 ... 3,000 2,754,996
Series 2017B-1 , GO , 5.00% , 12/01/41 .... 3,000 3,009,032
Series 2022D-1 , GO , 5.25% , 05/01/42 ... 8,000 8,361,440
Series 2021C , GO , 5.00% , 08/01/42 ..... 3,225 3,294,874
Series 2025F , GO , 5.00% , 08/01/42 ..... 11,750 12,190,102
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/42 ................ 1,825 1,890,603
Series 2023A-1 , GO , 5.25% , 09/01/42 .... 1,000 1,048,115
Series 2026D , GO , 5.00% , 10/01/42 ..... 5,900 6,135,245
Series 2019D-1 , GO , 4.00% , 12/01/42 ... 5,000 4,553,408
Series 2019D-1 , GO , 5.00% , 12/01/42 ... 4,020 4,114,771
Series 2024C , GO , 5.00% , 03/01/43 ..... 8,625 8,881,412
Series 2024D , GO , 5.00% , 04/01/43 ..... 5,000 5,149,837
Series 2022D-1 , GO , 5.25% , 05/01/43 ... 8,500 8,854,867
Series 2027A , GO , 5.00% , 08/01/43 ..... 10,000 10,388,101
Series 2025, Sub-Series C1 , GO ,
5.00% , 09/01/43 ................ 1,220 1,258,281
Series 2023A-1 , GO , 5.25% , 09/01/43 .... 5,500 5,741,809
Series 2026D , GO , 5.00% , 10/01/43 ..... 8,250 8,537,003
Series 2018E-1 , GO , 5.00% , 03/01/44 .... 27,965 28,341,957
Series 2024D , GO , 5.00% , 04/01/44 ..... 3,000 3,081,529
Series 2020A-1 , GO , 4.00% , 08/01/44 .... 9,000 8,119,138
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/44 ................ 4,000 4,113,831
Series 2020, Sub-Series B-1 , GO ,
3.00% , 10/01/44 ................ 5,000 3,737,954
Series 2026D , GO , 5.00% , 10/01/44 ..... 5,000 5,157,701
Series 2019D-1 , GO , 5.00% , 12/01/44 ... 13,695 13,973,422
Series 2026G , GO , 5.00% , 02/01/45 ..... 1,540 1,589,235
Series 2024C , GO , 5.00% , 03/01/45 ..... 9,000 9,229,350
Series 2018F-1 , GO , 5.00% , 04/01/45 .... 16,500 16,705,291
Series 2020A, Sub-Series A-1 , GO ,
3.00% , 08/01/45 ................ 8,000 5,952,406
Series 2026A, Sub-Series A-1 , GO ,
5.00% , 08/01/45 ................ 3,000 3,092,036
Series 2027A , GO , 5.25% , 08/01/45 ..... 5,420 5,734,311
Series 2018F-1 , GO , 3.50% , 04/01/46 .... 4,000 3,223,888
Series 2024D , GO , 5.50% , 04/01/46 ..... 5,000 5,298,185
Series 2022D-1 , GO , 5.50% , 05/01/46 ... 5,300 5,559,385
Series 2026A, Sub-Series A-1 , GO ,
5.00% , 08/01/46 ................ 12,125 12,407,776
Series 2027A , GO , 5.25% , 08/01/46 ..... 2,790 2,929,153
Series 2024A , GO , 5.00% , 08/01/47 ..... 3,615 3,702,423
Series 2025E , GO , 5.00% , 08/01/47 ..... 8,450 8,578,803
Security
Par (000)
Par (000) Value
New York (continued)
Series 2026A, Sub-Series A-1 , GO ,
5.00% , 08/01/47 ................ USD 25,950 $ 26,383,041
Series 2027A , GO , 5.25% , 08/01/47 ..... 2,205 2,297,008
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/47 ................ 6,000 6,087,969
Series 2024C , GO , 5.25% , 03/01/48 ..... 8,295 8,531,980
Series 2027A , GO , 5.25% , 08/01/48 ..... 1,500 1,555,754
Series 2024C , GO , 5.25% , 03/01/49 ..... 10,000 10,261,440
Series 2022D-1 , GO , 4.50% , 05/01/49 ... 3,625 3,456,113
Series 2026G , GO , 5.25% , 02/01/50 ..... 4,260 4,388,394
Series 2021F-1 , GO , 5.00% , 03/01/50 .... 15,575 15,723,093
Series 2022A-1 , GO , 3.00% , 08/01/50 .... 1,650 1,150,797
Series 2022A-1 , GO , 4.00% , 08/01/50 .... 3,315 2,840,493
Series 2027A , GO , 5.25% , 08/01/50 ..... 2,500 2,578,283
Series 2026D , GO , 5.25% , 10/01/51 ..... 10,000 10,273,687
Series 2027A , GO , 5.00% , 08/01/52 ..... 10,000 10,038,436
Series 2025, Sub-Series C-1 , GO ,
4.00% , 09/01/52 ................ 7,725 6,599,779
Series 2024C , GO , 5.25% , 03/01/53 ..... 7,635 7,798,391
Series 2026A, Sub-Series A-1 , GO ,
5.00% , 08/01/53 ................ 9,925 9,957,483
Series 2026A, Sub-Series A-1 , GO ,
5.25% , 08/01/53 ................ 2,500 2,564,217
Series 2024D , GO , 5.25% , 04/01/54 ..... 35,180 35,907,002
Series 2025E , GO , 5.00% , 08/01/54 ..... 2,500 2,505,087
Series 2025E , GO , 4.25% , 08/01/55 ..... 2,000 1,762,216
Series 2026D , GO , 5.25% , 10/01/55 ..... 6,000 6,138,328
County of Nassau, Series 2023A, GO,
4.00%, 04/01/53 ................. 11,000 9,722,215
County of Westchester, Series 2021A, GO,
2.00%, 10/15/34 ................. 1,155 970,881
Dutchess County Local Development Corp.,
Series 2017, RB, 5.00%, 07/01/42 ...... 750 753,718
Empire State Development Corp.
Series 2004A-3-C , RB , VRDN, ( JPMorgan
Chase Bank NA SBPA ), 2.28% , 09/09/26
(b)
6,775 6,775,000
Series 2021A , RB , 5.00% , 03/15/27 ..... 8,870 8,988,761
Series 2020C , RB , 5.00% , 03/15/27 ..... 1,115 1,129,929
Series 2022A , RB , 5.00% , 09/15/27 ..... 1,705 1,749,651
Series 2020E , RB , 5.00% , 03/15/28 ..... 3,000 3,111,906
Series 2022A , RB , 5.00% , 09/15/28 ..... 5,005 5,255,782
Series 2020C , RB , 5.00% , 03/15/29 ..... 8,000 8,483,512
Series 2017A , RB , 5.00% , 03/15/30 ..... 1,500 1,518,177
Series 2020C , RB , 5.00% , 03/15/30 ..... 14,980 16,081,664
Series 2017A , RB , 5.00% , 03/15/31 ..... 10,005 10,121,274
Series 2021A , RB , 5.00% , 03/15/31 ..... 1,750 1,912,652
Series 2023B , RB , 5.00% , 03/15/31 ..... 1,000 1,087,606
Series 2020C , RB , 5.00% , 03/15/32 ..... 2,500 2,691,261
Series 2017A , RB , 5.00% , 03/15/33 ..... 1,500 1,516,168
Series 2020C , RB , 5.00% , 03/15/33 ..... 8,000 8,582,876
Series 2020C , RB , 4.00% , 03/15/34 ..... 2,500 2,542,587
Series 2020E , RB , 4.00% , 03/15/34 ..... 5,000 5,075,267
Series 2017A-G , RB , 5.00% , 03/15/34 ... 15,000 15,154,803
Series 2023B , RB , 5.00% , 03/15/34 ..... 28,040 31,080,189
Series 2020E , RB , 4.00% , 03/15/35 ..... 2,510 2,531,794
Series 2019A , RB , 5.00% , 03/15/35 ..... 10,000 10,386,736
Series 2017A-G , RB , 5.00% , 03/15/35 ... 2,400 2,423,000
Series 2023B , RB , 5.00% , 03/15/35 ..... 6,895 7,584,510
Series 2019A , RB , 5.00% , 03/15/36 ..... 3,465 3,591,309
Series 2020C , RB , 5.00% , 03/15/36 ..... 25,000 26,481,010
Series 2021A , RB , 4.00% , 03/15/37 ..... 16,030 16,064,283
Series 2020C , RB , 4.00% , 03/15/37 ..... 11,000 10,969,430
Series 2020A , RB , 5.00% , 03/15/37 ..... 13,385 14,123,303
Series 2020C , RB , 4.00% , 03/15/39 ..... 2,000 1,928,120
Series 2020A , RB , 4.00% , 03/15/39 ..... 5,440 5,244,487

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2021A , RB , 4.00% , 03/15/39 ..... USD 3,435 $ 3,370,860
Series 2019A , RB , 5.00% , 03/15/39 ..... 2,000 2,066,620
Series 2020C , RB , 3.00% , 03/15/40 ..... 32,665 26,948,174
Series 2020E , RB , 3.00% , 03/15/40 ..... 4,500 3,712,438
Series 2020A , RB , 4.00% , 03/15/40 ..... 2,910 2,733,333
Series 2019A , RB , 5.00% , 03/15/40 ..... 2,500 2,574,452
Series 2023A , RB , 5.00% , 03/15/40 ..... 5,000 5,310,536
Series 2021A , RB , 3.00% , 03/15/41 ..... 12,910 10,478,717
Series 2020E , RB , 4.00% , 03/15/41 ..... 19,500 18,316,219
Series 2017C , RB , 5.00% , 03/15/41 ..... 2,640 2,667,576
Series 2019A , RB , 5.00% , 03/15/41 ..... 3,660 3,737,967
Series 2020C , RB , 4.00% , 03/15/42 ..... 8,025 7,441,184
Series 2019A , RB , 4.00% , 03/15/42 ..... 14,540 13,686,838
Series 2017C , RB , 5.00% , 03/15/42 ..... 1,500 1,514,537
Series 2019A , RB , 4.00% , 03/15/43 ..... 1,000 937,555
Series 2019A , RB , 4.00% , 03/15/44 ..... 5,000 4,663,932
Series 2021A , RB , 4.00% , 03/15/44 ..... 25,475 23,797,591
Series 2020C , RB , 5.00% , 03/15/44 ..... 1,000 1,029,815
Series 2022A , RB , 5.00% , 03/15/44 ..... 13,750 14,217,006
Series 2021A , RB , 4.00% , 03/15/45 ..... 2,250 2,093,749
Series 2019A , RB , 5.00% , 03/15/45 ..... 2,300 2,341,966
Series 2019A , RB , 4.00% , 03/15/46 ..... 2,500 2,300,163
Series 2017C , RB , 4.00% , 03/15/47 ..... 2,000 1,775,365
Series 2021A , RB , 4.00% , 03/15/47 ..... 16,500 15,238,200
Series 2020C , RB , 5.00% , 03/15/47 ..... 12,850 13,134,819
Series 2020C , RB , 3.00% , 03/15/48 ..... 3,900 2,811,298
Series 2022A , RB , 5.00% , 03/15/48 ..... 13,260 13,498,227
Series 2020C , RB , 4.00% , 03/15/49 ..... 6,900 6,033,290
Series 2020A , RB , 4.00% , 03/15/49 ..... 42,995 37,654,625
Series 2022A , RB , 5.00% , 03/15/49 ..... 2,440 2,477,374
Series 2021A , RB , 3.00% , 03/15/50 ..... 7,730 5,458,806
Series 2020E , RB , 3.00% , 03/15/50 ..... 14,975 10,557,159
Series 2022A , RB , 5.00% , 03/15/50 ..... 11,000 11,154,000
Series 2020C , RB , 5.00% , 03/15/50 ..... 7,950 8,083,954
Series 2023A , RB , 5.00% , 03/15/51 ..... 4,000 4,064,867
Series 2024A , RB , 5.00% , 03/15/54 ..... 10,000 10,085,239
Series 2023A , RB , 5.00% , 03/15/63 ..... 10,620 10,681,221
Hudson Yards Infrastructure Corp.
Series 2017A , RB , 5.00% , 02/15/28 ..... 1,035 1,045,679
Series 2017A , RB , 5.00% , 02/15/31 ..... 4,700 4,746,241
Series 2017A , RB , 5.00% , 02/15/33 ..... 5,000 5,046,007
Series 2017A , RB , 5.00% , 02/15/34 ..... 14,000 14,124,368
Series 2022A , RB , 5.00% , 02/15/34 ..... 5,000 5,504,501
Series 2017A , RB , 5.00% , 02/15/35 ..... 1,600 1,613,559
Series 2017A , RB , 5.00% , 02/15/37 ..... 2,350 2,367,890
Series 2017A , RB , 5.00% , 02/15/38 ..... 3,000 3,019,495
Series 2022A , RB , 4.00% , 02/15/41 ..... 7,905 7,512,110
Series 2017A , RB , 4.00% , 02/15/44 ..... 17,640 16,170,129
Series 2017A , RB , 4.00% , 02/15/47 ..... 23,030 20,663,248
Long Island Power Authority
Series 2021B , RB , VRDN, 0.00% , 09/01/26
(b)
780 780,000
Series 2025C , RB , VRDN, ( Royal Bank of
Canada LOC ), 2.27% , 09/09/26
(b)
..... 19,500 19,500,000
Series 2026A , RB , VRDN, ( Bank of America
NA LOC ), 2.35% , 09/09/26
(b)
........ 21,600 21,600,000
Series 2025B , RB , VRDN, 3.00% , 09/01/28
(b)
16,170 16,137,117
Series 2023F , RB , 5.00% , 09/01/29 ..... 4,180 4,458,494
Series 2026C , RB , VRDN, 3.40% , 09/01/30
(b)
8,910 8,878,670
Series 2021A , RB , 5.00% , 09/01/30 ..... 9,000 9,752,421
Series 2026B , RB , 5.00% , 09/01/30 ..... 6,895 7,471,438
Series 2026B , RB , 5.00% , 09/01/31 ..... 1,300 1,427,461
Series 2016B , RB , 5.00% , 09/01/31 ..... 2,010 2,010,000
Series 2021A , RB , 4.00% , 09/01/32 ..... 8,000 8,325,704
Series 2016B , RB , 5.00% , 09/01/32 ..... 3,000 3,000,000
Series 2018 , RB , 5.00% , 09/01/33 ...... 1,000 1,036,357
Security
Par (000)
Par (000) Value
New York (continued)
Series 2016B , RB , 5.00% , 09/01/36 ..... USD 5,630 $ 5,630,000
Series 2018 , RB , 5.00% , 09/01/38 ...... 15,750 16,184,561
Series 2021A , RB , 3.00% , 09/01/40 ..... 4,350 3,541,972
Series 2021A , RB , 4.00% , 09/01/41 ..... 500 472,051
Series 2016B , RB , 5.00% , 09/01/41 ..... 500 500,000
Series 2017 , RB , 5.00% , 09/01/42 ...... 2,755 2,787,332
Series 2024A , RB , 5.00% , 09/01/42 ..... 5,530 5,812,274
Series 2026B , RB , 5.00% , 09/01/43 ..... 4,250 4,497,459
Series 2026B , RB , 5.00% , 09/01/44 ..... 4,625 4,889,214
Series 2024A , RB , 5.00% , 09/01/44 ..... 4,000 4,190,223
Series 2026B , RB , 5.00% , 09/01/45 ..... 2,750 2,888,082
Series 2015B , RB , 5.00% , 09/01/45 ..... 6,000 6,000,000
Series 2016B , RB , 5.00% , 09/01/46 ..... 6,640 6,640,000
Series 2026B , RB , 5.00% , 09/01/46 ..... 1,200 1,252,760
Series 2017 , RB , 5.00% , 09/01/47 ...... 4,000 4,032,599
Series 2024A , RB , 5.00% , 09/01/49 ..... 19,605 20,032,209
Series 2026B , RB , 5.00% , 09/01/51 ( BAM ) 5,935 6,064,828
Series 2023E , RB , 5.00% , 09/01/53 ..... 3,175 3,233,999
Series 2024A , RB , 5.00% , 09/01/54 ..... 5,500 5,539,830
Series 2026B , RB , 5.25% , 09/01/56 ..... 8,780 9,045,411
Metropolitan Transportation Authority
Series 2012G-1 , RB , VRDN, ( TD Bank NA
LOC ), 2.90% , 09/02/26
(b)
........... 3,700 3,700,000
Series 2012, Sub-Series G-3 , RB ,
VRDN, ( Royal Bank of Canada LOC ),
3.00% , 09/02/26
(b)
............... 13,315 13,315,000
Series 2012G-2 , RB , VRDN, ( TD Bank NA
LOC ), 2.30% , 09/09/26
(b)
........... 4,000 4,000,000
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 12,250 12,310,232
Series 2025B , RB , 5.00% , 11/15/26 ..... 5,000 5,024,584
Series 2017B , RB , 5.00% , 11/15/26 ..... 3,000 3,014,751
Series A-2 , RB , 5.00% , 11/15/27 ....... 6,250 6,281,863
Series 2016B , RB , 5.00% , 11/15/27 ..... 2,380 2,392,133
Series 2017C-1 , RB , 5.00% , 11/15/27 .... 6,265 6,445,034
Series 2018B , RB , 5.00% , 11/15/28 ..... 2,500 2,625,866
Series 2017C-1 , RB , 5.00% , 11/15/28 .... 6,215 6,438,441
Series 2017B , RB , 5.00% , 11/15/28 ..... 7,265 7,633,961
Series 2025B , RB , 5.00% , 11/15/28 ..... 2,945 3,093,270
Series 2016D , RB , 5.00% , 11/15/28 ..... 2,755 2,768,456
Series 2017C-2 , RB , 0.00% , 11/15/29
(a)
... 4,570 4,122,129
Series 2025B , RB , 5.00% , 11/15/29 ..... 14,335 15,296,850
Series 2017C-1 , RB , 5.00% , 11/15/29 .... 4,995 5,166,788
Series 2016D , RB , 5.00% , 11/15/29 ..... 13,420 13,480,730
Series 2015A-2 , RB , VRDN,
5.00% , 05/15/30
(b)
............... 7,500 7,947,347
Series 2020E , RB , 5.00% , 11/15/30 ..... 2,740 2,962,245
Series 2017C-1 , RB , 5.00% , 11/15/30 .... 4,885 5,043,190
Series 2016D , RB , 5.00% , 11/15/30 ..... 6,500 6,527,262
Series 2025B , RB , 5.00% , 11/15/30 ..... 18,165 19,638,387
Series 2017C-1 , RB , 4.00% , 11/15/31 .... 1,500 1,518,262
Series 2017C-1 , RB , 5.00% , 11/15/31 .... 8,695 8,961,433
Series 2025A , RB , 5.00% , 11/15/31 ..... 7,590 8,294,039
Series 2025B , RB , 5.00% , 11/15/31 ..... 6,000 6,556,553
Series 2017C-2 , RB , 0.00% , 11/15/32
(a)
... 5,770 4,613,910
Series 2017C-1 , RB , 4.00% , 11/15/32 .... 16,000 16,157,702
Series 2017D , RB , 5.00% , 11/15/32 ..... 3,000 3,086,891
Series 2024B , RB , 5.00% , 11/15/32 ..... 3,445 3,793,825
Series 2025B , RB , 5.00% , 11/15/32 ..... 2,000 2,202,511
Series 2017C-2 , RB , 0.00% , 11/15/33
(a)
... 1,040 795,826
Series 2025A , RB , 5.00% , 11/15/33 ..... 6,850 7,595,473
Series 2024B , RB , 5.00% , 11/15/33 ..... 10,000 11,088,282
Series 2017D , RB , 5.00% , 11/15/33 ..... 1,500 1,540,864
Series 2025B , RB , 5.00% , 11/15/34 ..... 7,000 7,782,375
Series 2017C-1 , RB , 5.00% , 11/15/34 .... 6,475 6,637,873
Series 2017C-1 , RB , 4.00% , 11/15/35 .... 2,500 2,503,772

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2017D , RB , 5.00% , 11/15/35 ..... USD 535 $ 547,390
Series 2025A , RB , 5.00% , 11/15/35 ..... 6,050 6,680,323
Series 2024B , RB , 5.00% , 11/15/35 ..... 7,090 7,792,148
Series 2016B , RB , 4.00% , 11/15/36 ..... 3,065 3,019,126
Series 2024A , RB , 5.00% , 11/15/36 ..... 9,800 10,618,785
Series 2017C-1 , RB , 4.00% , 11/15/37 .... 7,500 7,239,577
Series 2016B , RB , 5.00% , 11/15/37 ..... 2,180 2,185,052
Series 2024A , RB , 5.00% , 11/15/37 ..... 8,010 8,597,912
Series 2024B , RB , 5.00% , 11/15/37 ..... 5,485 5,909,826
Series 2017C-1 , RB , 4.00% , 11/15/38 .... 6,495 6,196,105
Series 2024B , RB , 5.00% , 11/15/38 ..... 7,950 8,493,309
Series 2025A , RB , 5.00% , 11/15/39 ..... 6,000 6,356,905
Series 2024B , RB , 5.00% , 11/15/39 ..... 25,000 26,415,330
Series 2017C-2 , RB , 0.00% , 11/15/40
(a)
... 7,000 3,577,153
Series 2019C , RB , 5.00% , 11/15/40 ..... 4,500 4,604,715
Series 2025A , RB , 5.00% , 11/15/40 ..... 6,690 7,009,724
Series 2025B , RB , 5.00% , 11/15/41 ..... 1,000 1,042,577
Series 2021A-2 , RB , 4.00% , 11/15/42 .... 10,000 8,997,682
Series 2017D , RB , 4.00% , 11/15/42 ..... 2,000 1,789,666
Series 2020A-1 , RB , 4.00% , 11/15/42 .... 2,500 2,274,406
Series 2025B , RB , 5.00% , 11/15/42 ..... 4,300 4,460,699
Series 2021A-2 , RB , 4.00% , 11/15/43 .... 3,000 2,675,768
Series 2019C , RB , 5.00% , 11/15/43 ( BAM ) 1,000 1,023,213
Series 2020D-1 , RB , 5.00% , 11/15/43 .... 16,750 17,030,536
Series 2021A-1 , RB , 4.00% , 11/15/44 .... 3,500 3,091,602
Series 2024A , RB , 5.00% , 11/15/44 ..... 12,320 12,668,646
Series 2020D-1 , RB , 5.00% , 11/15/44 .... 17,000 17,243,664
Series 2025A , RB , 5.00% , 11/15/44 ..... 3,000 3,093,929
Series 2015B , RB , 4.00% , 11/15/45 ..... 1,960 1,716,958
Series 2020E , RB , 4.00% , 11/15/45 ..... 10,905 9,614,519
Series 2019C , RB , 4.00% , 11/15/45 ..... 1,280 1,138,124
Series 2020C-1 , RB , 4.75% , 11/15/45 .... 8,500 8,454,423
Series 2019C , RB , 4.00% , 11/15/46 ..... 3,500 3,085,958
Series 2020A-1 , RB , 4.00% , 11/15/46 .... 9,650 8,443,800
Series 2017D , RB , 4.00% , 11/15/46 ..... 7,000 6,106,437
Series 2019C , RB , 4.00% , 11/15/47 ..... 3,500 3,045,065
Series 2021A-1 , RB , 4.00% , 11/15/47 .... 5,000 4,356,854
Series 2024A , RB , 5.00% , 11/15/47 ..... 10,000 10,142,715
Series 2024A , RB , 4.00% , 11/15/48 ( BAM ) 1,565 1,354,347
Series 2020A-1 , RB , 5.00% , 11/15/48 .... 5,170 5,193,894
Series 2020D-3 , RB , 4.00% , 11/15/50 .... 9,000 7,777,434
Series 2025A , RB , 4.63% , 11/15/50 ..... 10,000 9,610,941
Series 2020C-1 , RB , 5.00% , 11/15/50 .... 28,880 28,944,850
Series A-1 , RB , 5.00% , 11/15/51 ....... 1,500 1,461,936
Series 2020A-1 , RB , 4.00% , 11/15/52 .... 1,035 876,168
Series 2019B , RB , 5.00% , 11/15/52 ..... 4,090 4,109,212
Series 2020C-1 , RB , 5.25% , 11/15/55 .... 12,310 12,416,299
Series 2025A , RB , 5.25% , 11/15/55 ..... 13,925 14,138,195
Series C-1 , RB , 5.00% , 11/15/56 ....... 4,370 4,222,547
Series A-1 , RB , 5.25% , 11/15/57 ....... 2,070 2,070,074
Metropolitan Transportation Authority Dedicated
Tax Fund
Series 2016A , RB , 5.25% , 11/15/29 ..... 10,700 10,751,836
Series 2012A , RB , 0.00% , 11/15/30
(a)
.... 9,645 8,442,104
Series B-2 , RB , 5.00% , 11/15/33 ....... 8,940 9,133,682
Series B-1 , RB , 5.00% , 11/15/35 ....... 1,000 1,018,872
Series B-1 , RB , 5.00% , 11/15/36 ....... 5,000 5,014,146
Series B-2 , RB , 5.00% , 11/15/37 ....... 12,700 12,732,069
Series B-2 , RB , 5.00% , 11/15/38 ....... 2,745 2,751,158
Series 2022A , RB , 4.00% , 11/15/40 ..... 5,000 4,703,098
Series 2017A , RB , 5.00% , 11/15/42 ..... 5,000 5,028,637
Series 2024B-1 , RB , 5.00% , 11/15/43 .... 10,000 10,545,506
Series 2022A , RB , 5.00% , 11/15/46 ..... 4,000 4,117,999
Series B-1 , RB , 5.00% , 11/15/46 ....... 1,895 1,896,838
Series 2017A , RB , 5.00% , 11/15/47 ..... 4,770 4,782,594
Security
Par (000)
Par (000) Value
New York (continued)
Series 2024A , 5.00% , 11/15/49 ........ USD 6,785 $ 6,936,485
Series B-1 , RB , 5.25% , 11/15/57 ....... 1,000 1,004,521
Monroe County Industrial Development Corp.
Series 2023A , RB , 5.00% , 07/01/34 ..... 3,000 3,343,343
Series 2020A , RB , 4.00% , 07/01/50 ..... 35,485 31,044,805
Series 2023A , RB , 5.00% , 07/01/53 ..... 6,750 6,885,983
MTA Hudson Rail Yards Trust Obligations, Series
2016A, RB, 5.00%, 11/15/51 ......... 3,990 3,949,496
Nassau County Interim Finance Authority
Series 2021A , RB , 5.00% , 11/15/30 ..... 2,500 2,740,226
Series 2021A , RB , 5.00% , 11/15/31 ..... 9,000 9,920,663
Series 2021A , RB , 5.00% , 11/15/32 ..... 5,015 5,500,126
Series 2021A , RB , 4.00% , 11/15/34 ..... 2,210 2,284,570
Series 2021A , RB , 5.00% , 11/15/34 ..... 5,020 5,456,842
Series 2021A , RB , 4.00% , 11/15/35 ..... 945 971,164
Series 2021A , RB , 5.00% , 11/15/35 ..... 1,980 2,142,202
New York City Municipal Water Finance Authority
Series DD-1 , RB , VRDN, ( TD Bank NA
SBPA ), 2.90% , 09/02/26
(b)
.......... 12,400 12,400,000
Series 2014AA-3 , RB , VRDN, ( TD Bank NA
SBPA ), 2.90% , 09/02/26
(b)
.......... 8,465 8,465,000
Series 2026CC , RB , VRDN, ( TD Bank NA
SBPA ), 2.90% , 09/02/26
(b)
.......... 21,170 21,170,000
Series 2011FF-1 , RB , VRDN, ( Bank of
America NA SBPA ), 3.00% , 09/02/26
(b)
. 34,110 34,110,000
Series 2011FF-2 , RB , VRDN, ( JPMorgan
Chase Bank NA SBPA ), 3.00% , 09/02/26
(b)
36,255 36,255,000
Series 2015BB-1 , RB , VRDN, ( Bank of
America NA SBPA ), 3.00% , 09/02/26
(b)
. 19,910 19,910,000
Series AA-2 , RB , VRDN, ( JPMorgan Chase
Bank NA SBPA ), 3.00% , 09/02/26
(b)
... 1,100 1,100,000
Series AA-1 , RB , VRDN, ( JPMorgan Chase
Bank NA SBPA ), 3.00% , 09/02/26
(b)
... 23,670 23,670,000
Series 2026DD , RB , 5.00% , 06/15/27 .... 5,550 5,659,950
Series 2022EE , RB , 5.00% , 06/15/28 .... 3,520 3,674,063
Series 2020GG-2 , RB , 5.00% , 06/15/29 .. 13,500 13,905,780
Series 2020EE , RB , 5.00% , 06/15/30 .... 3,500 3,783,908
Series 2020DD-1 , RB , 5.00% , 06/15/30 ... 2,000 2,162,233
Series 2026DD , RB , 5.00% , 06/15/30 .... 400 432,447
Series 2021DD , RB , 5.00% , 06/15/31 .... 4,280 4,691,438
Series 2025DD , RB , 5.00% , 06/15/33 .... 17,185 19,224,868
Series 2017EE , RB , 5.00% , 06/15/33 .... 3,945 4,008,199
Series 2023DD , RB , 5.00% , 06/15/34 .... 2,305 2,593,090
Series 2019FF-2 , RB , 5.00% , 06/15/35 ... 26,665 28,014,574
Series 2017EE , RB , 5.00% , 06/15/36 .... 2,000 2,027,496
Series 2026DD , RB , 5.00% , 06/15/36 .... 3,000 3,388,726
Series 2017EE , RB , 5.25% , 06/15/36 .... 2,000 2,031,669
Series 2019FF-2 , RB , 4.00% , 06/15/37 ... 9,245 9,200,818
Series 2016 , RB , 4.00% , 06/15/37 ...... 11,855 11,747,230
Series 2019DD-1 , RB , 5.00% , 06/15/37 ... 2,720 2,792,890
Series 2026DD , RB , 5.00% , 06/15/37 .... 1,500 1,691,372
Series 2026DD , RB , 5.00% , 06/15/38 .... 3,910 4,392,659
Series 2018FF , RB , 5.00% , 06/15/38 .... 1,000 1,024,463
Series 2022EE , RB , 4.00% , 06/15/39 .... 2,000 1,949,978
Series 2019EE-1 , RB , 5.00% , 06/15/39 ... 5,000 5,190,611
Series 2026DD , RB , 5.00% , 06/15/39 .... 1,540 1,684,133
Series 2026, Sub-Series AA-2 , RB ,
5.00% , 06/15/39 ................ 1,365 1,487,315
Series 2025DD , RB , 5.50% , 06/15/39 .... 12,980 14,611,744
Series 2021AA-2 , RB , 3.00% , 06/15/40 ... 8,470 6,990,579
Series 2019EE-2 , RB , 4.00% , 06/15/40 ... 6,500 6,214,718
Series 2020AA , RB , 4.00% , 06/15/40 .... 7,295 6,969,055
Series 2018FF , RB , 5.00% , 06/15/40 .... 7,935 8,101,996
Series 2019EE-2 , RB , 5.00% , 06/15/40 ... 2,010 2,080,677
Series 2018DD-2 , RB , 5.00% , 06/15/40 ... 2,500 2,541,062

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2020AA , RB , 5.00% , 06/15/40 .... USD 2,480 $ 2,581,252
Series 2018EE , RB , 5.00% , 06/15/40 .... 6,650 6,759,225
Series 2019FF-2 , RB , 4.00% , 06/15/41 ... 4,590 4,273,802
Series 2020FF , RB , 4.00% , 06/15/41 .... 1,000 944,385
Series 2020DD-3 , RB , 4.00% , 06/15/41 ... 6,955 6,484,505
Series 2020FF , RB , 5.00% , 06/15/41 .... 1,000 1,035,589
Series 2020EE , RB , 3.50% , 06/15/42 .... 10,000 8,672,071
Series 2021AA-2 , RB , 4.00% , 06/15/42 ... 3,420 3,167,596
Series 2020DD-3 , RB , 4.00% , 06/15/42 ... 4,500 4,171,271
Series 2020EE , RB , 4.00% , 06/15/42 .... 5,000 4,634,745
Series 2020CC-2 , RB , 4.00% , 06/15/42 ... 11,000 10,182,410
Series 2021BB-2 , RB , 4.00% , 06/15/42 ... 12,505 11,582,101
Series 2021AA-2 , RB , 4.00% , 06/15/43 ... 10,000 9,230,417
Series 2025BB , RB , 5.00% , 06/15/43 .... 5,000 5,304,311
Series 2022BB-1 , RB , 3.00% , 06/15/44 ... 19,445 15,106,484
Series 2026, Sub-Series AA-2 , RB ,
5.00% , 06/15/44 ................ 5,000 5,285,692
Series 2022BB-1 , RB , 4.00% , 06/15/45 ... 5,450 4,980,928
Series 2022EE , RB , 4.00% , 06/15/45 .... 5,000 4,583,418
Series 2022EE , RB , 5.00% , 06/15/45 .... 3,500 3,612,447
Series 2017AA , RB , 4.00% , 06/15/46 .... 3,275 2,932,053
Series 2023DD , RB , 4.13% , 06/15/46 .... 3,500 3,245,912
Series 2026DD , RB , 5.00% , 06/15/46 .... 3,705 3,856,900
Series 2023DD , RB , 5.25% , 06/15/46 .... 5,000 5,234,299
Series 2013BB , RB , 4.00% , 06/15/47 .... 18,165 16,152,145
Series 2023DD , RB , 4.13% , 06/15/47 .... 5,000 4,608,045
Series 2023AA-3 , RB , 5.00% , 06/15/47 ... 2,595 2,662,861
Series 2026BB , RB , 5.00% , 06/15/47 .... 4,165 4,303,358
Series 2017DD , RB , 5.00% , 06/15/47 .... 19,590 19,627,284
Series 2024BB, Sub-Series BB-2 , RB ,
5.25% , 06/15/47 ................ 43,315 45,212,050
Series DD-1 , RB , 4.00% , 06/15/48 ...... 8,830 7,887,288
Series 2018CC-1 , RB , 5.00% , 06/15/48 ... 20,130 20,223,391
Series 2020GG-1 , RB , 5.00% , 06/15/48 .. 18,695 19,033,193
Series DD-1 , RB , 5.00% , 06/15/48 ...... 39,855 40,155,487
Series 2020BB-1 , RB , 4.00% , 06/15/49 ... 12,000 10,673,910
Series 2019DD-1 , RB , 4.00% , 06/15/49 ... 3,860 3,437,874
Series 2019FF-1 , RB , 4.00% , 06/15/49 ... 10,000 8,906,410
Series 2020CC-1 , RB , 4.00% , 06/15/49 ... 7,930 7,053,676
Series 2019FF-1 , RB , 5.00% , 06/15/49 ... 3,500 3,564,427
Series 2026BB , RB , 5.00% , 06/15/49 .... 1,250 1,277,360
Series 2020BB-1 , RB , 5.00% , 06/15/49 ... 27,975 28,565,773
Series 2021BB-1 , RB , 3.00% , 06/15/50 ... 8,780 6,274,447
Series 2020, Sub-Series DD-1 , RB ,
3.00% , 06/15/50 ................ 8,420 6,019,307
Series 2020GG-1 , RB , 4.00% , 06/15/50 .. 11,500 10,083,520
Series 2021AA-1 , RB , 4.00% , 06/15/50 ... 15,500 13,414,221
Series 2026, Sub-Series AA-2 , RB ,
5.00% , 06/15/50 ................ 15,000 15,289,517
Series 2020GG-1 , RB , 5.00% , 06/15/50 .. 3,445 3,495,644
Series 2021CC-1 , RB , 4.00% , 06/15/51 ... 7,750 6,765,562
Series 2022AA-1 , RB , 4.00% , 06/15/51 ... 8,250 7,214,061
Series 2021CC-1 , RB , 5.00% , 06/15/51 ... 17,530 17,878,705
Series 2025AA, Sub-Series AA-1 , RB ,
5.00% , 06/15/51 ................ 11,500 11,612,853
Series 2025BB , RB , 5.00% , 06/15/52 .... 10,000 10,142,072
Series 2025AA , RB , 4.00% , 06/15/54 .... 12,700 10,952,284
Series 2024BB-1 , RB , 5.25% , 06/15/54 ... 18,290 18,762,923
Series 2026, Sub-Series AA-1 , RB ,
5.00% , 06/15/55 ................ 15,000 15,178,353
Series 2025BB , RB , 5.25% , 06/15/55 .... 12,405 12,730,537
Series 2026, Sub-Series AA-1 , RB ,
5.25% , 06/15/55 ................ 15,000 15,512,958
Series 2026BB , RB , 5.00% , 06/15/56 .... 10,000 10,113,672
Series 2026BB , RB , 5.25% , 06/15/56 .... 10,000 10,346,037
Security
Par (000)
Par (000) Value
New York (continued)
Series 2026BB , RB , 5.50% , 06/15/56 .... USD 5,000 $ 5,289,744
New York City Transitional Finance Authority
Building Aid
Series 2026S-2 , RB , 5.00% , 07/15/29 ( SAW ) 5,805 6,185,458
Series S-1 , RB , 5.00% , 07/15/29 ( SAW ) .. 3,000 3,057,415
Series 2026S-2 , RB , 5.00% , 07/15/30 ( SAW ) 4,405 4,771,623
Series 2018S-4A , RB , 5.00% , 07/15/31
( SAW ) ....................... 2,500 2,598,601
Series 2019S-3A , RB , 5.00% , 07/15/31
( SAW ) ....................... 8,295 8,622,158
Series S-1 , RB , 5.00% , 07/15/31 ( SAW ) .. 5,925 6,030,656
Series 2018S-4A , RB , 5.00% , 07/15/32
( SAW ) ....................... 2,750 2,854,117
Series 2022S-1A , RB , 5.00% , 07/15/32
( SAW ) ....................... 1,500 1,622,738
Series 2022S-1A , RB , 4.00% , 07/15/34
( SAW ) ....................... 1,000 1,018,101
Series 2022S-1A , RB , 4.00% , 07/15/35
( SAW ) ....................... 16,175 16,358,371
Series S-1 , RB , 5.00% , 07/15/35 ( SAW ) .. 8,425 8,545,372
Series 2019S-3A , RB , 5.00% , 07/15/35
( SAW ) ....................... 5,000 5,166,717
Series 2019S-2A , RB , 5.00% , 07/15/35
( SAW ) ....................... 3,000 3,100,030
Series 2019S-2A , RB , 4.00% , 07/15/36
( SAW ) ....................... 2,000 1,979,554
Series 2019S-3A , RB , 5.00% , 07/15/36
( SAW ) ....................... 5,000 5,158,966
Series 2018S-4A , RB , 5.00% , 07/15/37
( SAW ) ....................... 5,200 5,348,521
Series 2022S-1A , RB , 3.00% , 07/15/38
( SAW ) ....................... 10,400 9,010,006
Series 2019S-3A , RB , 4.00% , 07/15/38
( SAW ) ....................... 2,500 2,399,219
Series 2022, Sub-Series S-1A , RB ,
3.00% , 07/15/39 ( SAW ) ........... 1,535 1,294,039
Series 2026S-1 , RB , 5.00% , 07/15/41 ( SAW ) 8,500 9,068,868
Series 2026S-2 , RB , 5.00% , 07/15/41 ( SAW ) 2,515 2,683,318
Series 2026S-1 , RB , 5.00% , 07/15/42 ( SAW ) 4,750 5,056,657
Series 2018S-3 , RB , 5.00% , 07/15/43 ( SAW ) 6,250 6,358,775
Series 2020S-1 , RB , 3.00% , 07/15/49 ( SAW ) 1,375 984,013
New York City Transitional Finance Authority
Future Tax Secured
Series 2025H, Sub-Series H-2 , RB , VRDN,
( TD Bank NA SBPA ), 2.90% , 09/02/26
(b)
10,400 10,400,000
Series 2019A-4 , RB , VRDN, ( JPMorgan
Chase Bank NA SBPA ), 3.00% , 09/02/26
(b)
16,520 16,520,000
Series 2019, Sub-Series B-4 , RB , VRDN,
( JPMorgan Chase Bank NA SBPA ),
3.00% , 09/02/26
(b)
............... 20,360 20,360,000
Series 2026, Sub-Series A-2 , RB ,
VRDN, ( Bank of America NA SBPA ),
3.00% , 09/02/26
(b)
............... 5,200 5,200,000
Series 2019C-4 , RB , VRDN, ( Barclays Bank
plc SBPA ), 3.05% , 09/02/26
(b)
....... 2,480 2,480,000
Series 2022A-1 , RB , 5.00% , 11/01/26 .... 2,240 2,249,161
Series 2021F-1 , RB , 5.00% , 11/01/26 .... 1,210 1,214,949
Series C , RB , 5.00% , 11/01/26 ......... 4,355 4,372,812
Series 2026B , RB , 5.00% , 05/01/27 ..... 5,000 5,083,310
Series 2013A-6 , RB , 5.00% , 08/01/27 .... 2,420 2,475,181
Series 2022B-1 , RB , 5.00% , 08/01/27 .... 2,960 3,027,495
Series 2027A , RB , 5.00% , 11/01/27 ..... 3,000 3,086,290
Series 2021A , RB , 5.00% , 11/01/27 ..... 3,920 4,032,753
Series 2027B-1 , RB , 5.00% , 11/01/27 .... 2,000 2,057,527
Series 2022D-1 , RB , 5.00% , 11/01/27 .... 5,000 5,143,818

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/27 ................ USD 3,405 $ 3,502,940
Series 2022A-1 , RB , 5.00% , 11/01/27 .... 4,620 4,752,887
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/27 ................ 5,000 5,143,817
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/28 ................ 420 434,583
Series 2021F-1 , RB , 5.00% , 11/01/28 .... 19,530 20,478,008
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/28 ................ 10,000 10,485,411
Series 2027A , RB , 5.00% , 11/01/28 ..... 8,000 8,388,329
Series 2023E-1 , RB , 5.00% , 11/01/28 .... 12,010 12,592,979
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/28 ................ 3,000 3,145,623
Series 2021A , RB , 5.00% , 11/01/28 ..... 3,000 3,145,623
Series 2027B-1 , RB , 5.00% , 11/01/28 .... 1,085 1,137,667
Series 2018-1 , RB , 5.00% , 11/01/28 ..... 6,000 6,163,813
Series 2026, Sub-Series G1 , RB ,
5.00% , 11/01/28 ................ 3,335 3,496,885
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/29 ................ 440 462,895
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/29 ................ 2,955 3,121,628
Series 2013A-6 , RB , 5.00% , 08/01/29 .... 5,560 5,896,849
Series 2021A , RB , 5.00% , 11/01/29 ..... 7,715 8,213,579
Series 2023E-1 , RB , 5.00% , 11/01/29 .... 9,700 10,326,859
Series C , RB , 5.00% , 11/01/29 ......... 8,375 8,498,509
Series 2022D-1 , RB , 5.00% , 11/01/29 .... 6,860 7,303,325
Series 2027B-1 , RB , 5.00% , 11/01/29 .... 3,985 4,242,529
Series 2024D-1 , RB , 5.00% , 11/01/29 .... 8,075 8,596,844
Series 2026, Sub-Series G1 , RB ,
5.00% , 11/01/29 ................ 4,305 4,583,209
Series 2027A , RB , 5.00% , 11/01/29 ..... 9,525 10,140,549
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/30 ................ 600 641,130
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/30 ................ 3,000 3,216,822
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/30 ................ 3,165 3,393,747
Series 2018B-1 , RB , 5.00% , 08/01/30 .... 1,000 1,019,667
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/30 ................ 2,500 2,698,463
Series 2023B-1 , RB , 5.00% , 11/01/30 .... 4,000 4,317,541
Series 2026, Sub-Series G1 , RB ,
5.00% , 11/01/30 ................ 3,990 4,306,747
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/30 ................ 3,045 3,286,728
Series 2025E , RB , 5.00% , 11/01/30 ..... 9,500 10,254,159
Series 2017F-1 , RB , 5.00% , 05/01/31 .... 5,000 5,069,588
Series 2026B , RB , 5.00% , 05/01/31 ..... 11,020 11,949,515
Series 2021C-1 , RB , 5.00% , 05/01/31 .... 3,500 3,760,789
Series 2026, Sub-Series D-1 , RB ,
5.00% , 11/01/31 ................ 5,000 5,451,851
Series 2027A , RB , 5.00% , 11/01/31 ..... 5,655 6,166,043
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/31 ................ 20,000 21,807,404
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/31 ................ 7,500 8,177,776
Series 2026, Sub-Series G1 , RB ,
5.00% , 11/01/31 ................ 4,785 5,217,421
Series 2017E-1 , RB , 5.00% , 02/01/32 .... 3,100 3,126,239
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/32 ................ 6,830 7,480,764
Series 2017F-1 , RB , 5.00% , 05/01/32 .... 3,250 3,293,424
Security
Par (000)
Par (000) Value
New York (continued)
Series 2025H, Sub-Series H-1 , RB ,
5.00% , 11/01/32 ................ USD 5,410 $ 5,952,826
Series 2022D-1 , RB , 5.00% , 11/01/32 .... 5,025 5,485,500
Series 2025G, Sub-Series G-1 , RB ,
5.00% , 11/01/32 ................ 9,000 9,903,037
Series 2027A , RB , 5.00% , 11/01/32 ..... 5,000 5,501,687
Series 2021A , RB , 5.00% , 11/01/32 ..... 3,035 3,241,856
Series 2026, Sub-Series G1 , RB ,
5.00% , 11/01/32 ................ 2,000 2,200,675
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/32 ................ 7,500 8,252,531
Series 2017E-1 , RB , 5.00% , 02/01/33 .... 1,000 1,008,148
Series 2017F-1 , RB , 5.00% , 05/01/33 .... 2,700 2,734,803
Series 2018C-2 , RB , 5.00% , 05/01/33 .... 13,990 14,414,268
Series 2018B-1 , RB , 5.00% , 08/01/33 .... 1,000 1,017,519
Series 2018A-2 , RB , 5.00% , 08/01/33 .... 3,570 3,632,544
Series 2021A , RB , 5.00% , 11/01/33 ..... 3,055 3,252,469
Series 2024D-1 , RB , 5.00% , 11/01/33 .... 8,000 8,858,792
Series 2026, Sub-Series G1 , RB ,
5.00% , 11/01/33 ................ 12,930 14,318,023
Series 2022A-1 , RB , 5.00% , 11/01/33 .... 3,000 3,226,325
Series 2021F-1 , RB , 5.00% , 11/01/33 .... 2,500 2,671,741
Series 2025H, Sub-Series H-1 , RB ,
5.00% , 11/01/33 ................ 7,875 8,720,373
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/33 ................ 4,000 4,429,396
Series 2017E-1 , RB , 5.00% , 02/01/34 .... 4,595 4,630,899
Series 2024C , RB , 5.00% , 05/01/34 ..... 6,585 7,240,490
Series 2024A-1 , RB , 5.00% , 05/01/34 .... 6,000 6,560,117
Series 2019A-1 , RB , 5.00% , 08/01/34 .... 2,030 2,095,650
Series B-1 , RB , 5.00% , 08/01/34 ....... 1,000 1,032,340
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/34 ................ 8,335 9,260,313
Series 2022A-1 , RB , 5.00% , 11/01/34 .... 5,335 5,710,641
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/34 ................ 17,845 19,826,070
Series 2026, Sub-Series G-1 , RB ,
5.00% , 11/01/34 ................ 11,600 12,887,779
Series 2024D-1 , RB , 5.00% , 11/01/34 .... 10,000 11,014,036
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/34 ................ 7,245 8,049,307
Series 2027A , RB , 5.00% , 11/01/34 ..... 5,000 5,555,077
Series 2019C-1 , RB , 5.00% , 11/01/34 .... 4,000 4,189,986
Series 2020B-1 , RB , 5.00% , 11/01/34 .... 1,000 1,049,676
Series 2024B , RB , 5.00% , 05/01/35 ..... 5,000 5,452,807
Series 2020A-2 , RB , 5.00% , 05/01/35 .... 1,235 1,293,013
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/35 ................ 2,500 2,770,279
Series 2018B-1 , RB , 4.00% , 08/01/35 .... 1,605 1,607,281
Series B-1 , RB , 5.00% , 08/01/35 ....... 3,000 3,090,777
Series 2018A-2 , RB , 5.00% , 08/01/35 .... 2,165 2,198,784
Series 2024D-1 , RB , 5.00% , 11/01/35 .... 10,000 10,914,435
Series 2025E , RB , 5.00% , 11/01/35 ..... 5,160 5,658,356
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/35 ................ 11,745 12,879,339
Series 2026, Sub-Series D-1 , RB ,
5.00% , 11/01/35 ................ 7,500 8,313,806
Series 2026, Sub-Series G-1 , RB ,
5.00% , 11/01/35 ................ 12,545 13,906,227
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/35 ................ 5,270 5,805,571
Series 2020B-1 , RB , 5.00% , 11/01/35 .... 8,500 8,903,566
Series 2020C-1 , RB , 4.00% , 05/01/36 .... 5,000 5,008,844
Series 2021C-1 , RB , 4.00% , 05/01/36 .... 5,000 5,008,845
Series 2020A-2 , RB , 5.00% , 05/01/36 .... 5,000 5,223,130

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2024B , RB , 5.00% , 05/01/36 ..... USD 5,770 $ 6,238,480
Series 2017F-1 , RB , 5.00% , 05/01/36 .... 3,210 3,244,682
Series 2022A-1 , RB , 4.00% , 11/01/36 .... 5,005 5,007,923
Series 2026, Sub-Series G1 , RB ,
5.00% , 11/01/36 ................ 3,500 3,890,373
Series 2021A , RB , 5.00% , 11/01/36 ..... 16,345 17,154,661
Series 2025B, Sub-Series B-1 , RB ,
5.00% , 11/01/36 ................ 4,920 5,346,626
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/36 ................ 2,000 2,182,432
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/36 ................ 2,600 2,825,453
Series 2024D-1 , RB , 5.00% , 11/01/36 .... 5,200 5,627,046
Series 2017E-1 , RB , 5.00% , 02/01/37 .... 2,685 2,702,141
Series 2017F-1 , RB , 4.00% , 05/01/37 .... 6,935 6,789,960
Series 2020C-1 , RB , 4.00% , 05/01/37 .... 4,750 4,713,698
Series 2021C-1 , RB , 5.00% , 05/01/37 .... 11,385 11,920,352
Series 2020A-2 , RB , 5.00% , 05/01/37 .... 2,500 2,605,061
Series 2019A-1 , RB , 5.00% , 08/01/37 .... 1,560 1,601,349
Series B-1 , RB , 5.25% , 08/01/37 ....... 3,000 3,095,541
Series 2021A , RB , 3.00% , 11/01/37 ..... 2,000 1,749,350
Series 2019C-1 , RB , 4.00% , 11/01/37 .... 11,000 10,842,064
Series 2024D-1 , RB , 5.00% , 11/01/37 .... 7,500 8,045,248
Series 2025AG, Sub-Series A-1 , RB ,
5.00% , 11/01/37 ................ 5,000 5,383,693
Series 2025E , RB , 5.00% , 11/01/37 ..... 15,000 16,151,079
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/37 ................ 9,750 10,536,829
Series 2023D-1 , RB , 5.25% , 11/01/37 .... 3,375 3,637,132
Series 2023B-1 , RB , 5.25% , 11/01/37 .... 2,000 2,155,337
Series 2024F, Sub-Series F-1 , RB ,
5.00% , 02/01/38 ................ 2,000 2,135,619
Series 2020C-1 , RB , 4.00% , 05/01/38 .... 9,000 8,816,413
Series 2024G, Sub-Series G-1 , RB ,
5.00% , 05/01/38 ................ 2,450 2,617,031
Series 2024A-1 , RB , 5.00% , 05/01/38 .... 1,000 1,058,593
Series 2020A, Sub-Series A-2 , RB ,
5.00% , 05/01/38 ................ 1,500 1,560,312
Series 2023A-1 , RB , 4.00% , 08/01/38 .... 1,500 1,464,721
Series 2019C-1 , RB , 4.00% , 11/01/38 .... 1,000 973,157
Series 2021D-1 , RB , 4.00% , 11/01/38 .... 11,875 11,554,380
Series 2025B, Sub-Series B-1 , RB ,
5.00% , 11/01/38 ................ 11,650 12,431,960
Series 2026, Sub-Series G1 , RB ,
5.00% , 11/01/38 ................ 4,000 4,321,996
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/38 ................ 11,000 11,738,331
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/38 ................ 24,130 25,832,762
Series 2023B-1 , RB , 5.25% , 11/01/38 .... 1,000 1,071,237
Series 2021E-1 , RB , 4.00% , 02/01/39 .... 3,000 2,912,057
Series 2022C-1 , RB , 4.00% , 02/01/39 .... 2,960 2,873,230
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/39 ................ 10,000 10,744,456
Series C-3 , RB , 5.00% , 05/01/39 ....... 7,015 7,150,400
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/39 ................ 7,830 8,378,517
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/39 ................ 10,000 10,636,031
Series 2024B , RB , 5.00% , 05/01/39 ..... 1,500 1,585,331
Series 2024A-1 , RB , 5.00% , 05/01/39 .... 2,005 2,112,120
Series 2017F-1 , RB , 5.00% , 05/01/39 .... 11,400 11,493,821
Series 2020A-2 , RB , 5.00% , 05/01/39 .... 3,385 3,514,970
Series 2022B-1 , RB , 4.00% , 08/01/39 .... 6,500 6,198,475
Series 2021A , RB , 3.00% , 11/01/39 ..... 10,630 8,956,883
Security
Par (000)
Par (000) Value
New York (continued)
Series 2021D-1 , RB , 4.00% , 11/01/39 .... USD 4,000 $ 3,793,901
Series 2019C-1 , RB , 4.00% , 11/01/39 .... 10,135 9,648,968
Series 2025H, Sub-Series H-1 , RB ,
5.00% , 11/01/39 ................ 7,000 7,433,635
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/39 ................ 4,500 4,765,220
Series 2024D-1 , RB , 5.00% , 11/01/39 .... 5,850 6,176,812
Series 2023E-1 , RB , 5.00% , 11/01/39 .... 16,135 16,934,139
Series 2021E-1 , RB , 4.00% , 02/01/40 .... 2,500 2,355,863
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/40 ................ 2,750 2,926,086
Series 2017E-1 , RB , 5.00% , 02/01/40 .... 7,500 7,535,772
Series 2022F-1 , RB , 5.00% , 02/01/40 .... 1,350 1,408,692
Series 2021C-1 , RB , 4.00% , 05/01/40 .... 5,000 4,686,516
Series 2020C-1 , RB , 4.00% , 05/01/40 .... 1,000 937,303
Series 2024A-1 , RB , 5.00% , 05/01/40 .... 2,000 2,092,142
Series 2024B , RB , 5.00% , 05/01/40 ..... 2,500 2,622,607
Series 2017A-1 , RB , 5.00% , 05/01/40 .... 245 245,324
Series C-3 , RB , 5.00% , 05/01/40 ....... 6,260 6,366,928
Series 2024G, Sub-Series G-1 , RB ,
5.00% , 05/01/40 ................ 10,510 11,056,028
Series 2018A-3 , RB , 5.00% , 08/01/40 .... 5,000 5,050,040
Series 2019C-1 , RB , 4.00% , 11/01/40 .... 18,370 17,048,038
Series 2026, Sub-Series D-1 , RB ,
5.00% , 11/01/40 ................ 2,500 2,647,184
Series 2025H, Sub-Series H-1 , RB ,
5.00% , 11/01/40 ................ 8,000 8,430,618
Series 2026I , RB , 5.00% , 11/01/40 ...... 1,555 1,650,350
Series 2027B-1 , RB , 5.25% , 11/01/40 .... 1,665 1,808,328
Series 2016F-3 , RB , 3.25% , 02/01/41 .... 8,535 6,958,999
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/41 ................ 2,500 2,622,430
Series 2022F-1 , RB , 5.00% , 02/01/41 .... 3,665 3,808,780
Series 2020A-3 , RB , 4.00% , 05/01/41 .... 25,880 23,852,118
Series 2021C-1 , RB , 4.00% , 05/01/41 .... 2,000 1,848,148
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/41 ................ 3,000 3,131,376
Series C-3 , RB , 5.00% , 05/01/41 ....... 2,000 2,029,856
Series 2026B , RB , 5.00% , 05/01/41 ..... 5,000 5,239,445
Series 2025D , RB , 5.00% , 05/01/41 ..... 7,265 7,583,149
Series 2025I, Sub-Series I-1 , RB ,
5.00% , 05/01/41 ................ 5,000 5,230,040
Series 2019A-1 , RB , 4.00% , 08/01/41 .... 2,000 1,845,418
Series 2018A-3 , RB , 5.00% , 08/01/41 .... 5,000 5,046,235
Series 2020B-1 , RB , 4.00% , 11/01/41 .... 1,000 921,799
Series 2026, Sub-Series D-1 , RB ,
5.00% , 11/01/41 ................ 3,000 3,149,996
Series 2027A , RB , 5.00% , 11/01/41 ..... 5,000 5,260,315
Series 2026I , RB , 5.00% , 11/01/41 ...... 1,700 1,788,507
Series 2025E , RB , 5.00% , 11/01/41 ..... 3,975 4,148,556
Series 2022C-1 , RB , 4.00% , 02/01/42 .... 4,230 3,880,819
Series 2021E-1 , RB , 4.00% , 02/01/42 .... 5,000 4,587,257
Series C-3 , RB , 4.00% , 05/01/42 ....... 5,780 5,277,325
Series 2020A-3 , RB , 4.00% , 05/01/42 .... 6,795 6,212,504
Series 2021C-1 , RB , 4.00% , 05/01/42 .... 7,770 7,123,311
Series 2025D , RB , 5.00% , 05/01/42 ..... 2,000 2,081,190
Series 2026B , RB , 5.00% , 05/01/42 ..... 8,000 8,359,762
Series 2022B-1 , RB , 4.00% , 08/01/42 .... 7,710 7,073,240
Series 2018B-1 , RB , 4.00% , 08/01/42 .... 4,155 3,796,153
Series 2018A-3 , RB , 4.00% , 08/01/42 .... 4,750 4,339,766
Series 2019A-1 , RB , 5.00% , 08/01/42 .... 3,040 3,088,773
Series 2023A-1 , RB , 5.25% , 08/01/42 .... 6,425 6,770,160
Series 2020B-1 , RB , 4.00% , 11/01/42 .... 5,750 5,343,211
Series 2019C-1 , RB , 4.00% , 11/01/42 .... 9,540 8,719,803
Series 2025E , RB , 5.00% , 11/01/42 ..... 7,500 7,806,784

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2026C , RB , 5.00% , 11/01/42 ..... USD 1,500 $ 1,570,422
Series 2021E-1 , RB , 4.00% , 02/01/43 .... 4,000 3,642,293
Series 2022F-1 , RB , 5.00% , 02/01/43 .... 1,000 1,035,824
Series 2017E-1 , RB , 5.00% , 02/01/43 .... 2,820 2,830,654
Series 2020A-3 , RB , 4.00% , 05/01/43 .... 2,955 2,680,359
Series 2021C-1 , RB , 4.00% , 05/01/43 .... 5,000 4,548,057
Series C-3 , RB , 4.00% , 05/01/43 ....... 5,000 4,528,933
Series 2026B , RB , 5.00% , 05/01/43 ..... 4,665 4,854,318
Series 2024G-1 , RB , 5.00% , 05/01/43 .... 4,000 4,139,730
Series 2024B , RB , 5.00% , 05/01/43 ..... 3,000 3,095,263
Series 2021D-1 , RB , 4.00% , 11/01/43 .... 13,000 11,816,021
Series 2027A , RB , 5.00% , 11/01/43 ..... 2,215 2,312,688
Series 2025E , RB , 5.00% , 11/01/43 ..... 6,000 6,221,128
Series 2017E-1 , RB , 4.00% , 02/01/44 .... 2,195 1,969,990
Series 2020A-3 , RB , 4.00% , 05/01/44 .... 11,000 9,887,883
Series 2017F-1 , RB , 4.00% , 05/01/44 .... 1,000 897,604
Series 2026B , RB , 5.00% , 05/01/44 ..... 7,750 8,027,201
Series 2025D , RB , 5.00% , 05/01/44 ..... 5,480 5,658,619
Series 2024B , RB , 5.50% , 05/01/44 ..... 2,000 2,134,176
Series 2026I , RB , 5.00% , 11/01/44 ...... 2,000 2,077,722
Series 2027B-1 , RB , 5.25% , 11/01/44 .... 3,500 3,721,381
Series 2024F-1 , RB , 5.00% , 02/01/45 .... 8,045 8,251,891
Series 2023F-1 , RB , 5.00% , 02/01/45 .... 10,000 10,227,280
Series 2020C-1 , RB , 4.00% , 05/01/45 .... 5,250 4,725,892
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/45 ................ 3,595 3,694,913
Series 2026B , RB , 5.00% , 05/01/45 ..... 3,750 3,866,172
Series 2024G-1 , RB , 5.00% , 05/01/45 .... 11,000 11,290,037
Series 2022B-1 , RB , 4.00% , 08/01/45 .... 18,165 16,344,555
Series 2022B-1 , RB , 5.00% , 08/01/45 .... 16,000 16,428,822
Series 2018B-1 , RB , 5.00% , 08/01/45 .... 3,500 3,525,669
Series 2023A-1 , RB , 5.00% , 08/01/45 .... 3,140 3,239,072
Series 2020B-1 , RB , 4.00% , 11/01/45 .... 31,680 28,425,403
Series 2027A , RB , 5.00% , 11/01/45 ..... 7,500 7,752,376
Series 2025E , RB , 5.00% , 11/01/45 ..... 6,470 6,655,535
Series 2027B-1 , RB , 5.00% , 11/01/45 .... 5,000 5,168,251
Series 2026I , RB , 5.00% , 11/01/45 ...... 7,785 8,046,967
Series 2023D-1 , RB , 5.50% , 11/01/45 .... 7,650 8,178,761
Series 2021E-1 , RB , 4.00% , 02/01/46 .... 35,240 31,615,344
Series 2021C, Sub-Series C-1 , RB ,
4.00% , 05/01/46 ................ 1,995 1,790,397
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/46 ................ 5,000 5,106,494
Series 2025D , RB , 5.00% , 05/01/46 ..... 9,925 10,136,391
Series 2026, Sub-Series A-1 , RB ,
5.25% , 05/01/46 ................ 7,450 7,792,921
Series 2026C , RB , 5.00% , 11/01/46 ..... 1,250 1,281,007
Series 2027A , RB , 5.25% , 11/01/46 ..... 2,630 2,761,464
Series 2022C-1 , RB , 4.00% , 02/01/47 .... 26,305 23,404,295
Series 2024F-1 , RB , 5.00% , 02/01/47 .... 30,090 30,555,203
Series 2026, Sub-SeriesF-1 , RB ,
5.00% , 02/01/47 ................ 5,000 5,095,978
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/47 ................ 10,000 10,167,729
Series 2024G-1 , RB , 5.00% , 05/01/47 .... 12,250 12,444,982
Series 2024B , RB , 5.50% , 05/01/47 ..... 2,500 2,629,821
Series 2021D-1 , RB , 4.00% , 11/01/47 .... 8,725 7,735,102
Series 2020B-1 , RB , 4.00% , 11/01/47 .... 4,000 3,546,178
Series 2025E , RB , 5.00% , 11/01/47 ..... 3,000 3,050,697
Series 2027B-1 , RB , 5.25% , 11/01/47 .... 3,750 3,916,686
Series 2024F-1 , RB , 5.00% , 02/01/48 .... 9,575 9,677,645
Series 2026, Sub-Series F-1 , RB ,
5.50% , 02/01/48 ................ 6,815 7,220,908
Series 2024G, Sub-Series G-1 , RB ,
5.25% , 05/01/48 ................ 12,395 12,768,972
Security
Par (000)
Par (000) Value
New York (continued)
Series 2024C , RB , 5.25% , 05/01/48 ..... USD 6,855 $ 7,050,469
Series 2022B-1 , RB , 4.00% , 08/01/48 .... 1,750 1,541,477
Series 2023A-1 , RB , 4.00% , 08/01/48 .... 14,595 12,995,754
Series 2026I , RB , 5.00% , 11/01/48 ...... 2,500 2,533,854
Series 2023D-1 , RB , 5.25% , 11/01/48 .... 7,985 8,257,283
Series 2021E-1 , RB , 4.00% , 02/01/49 .... 1,000 875,316
Series 2025C, Sub-Series C-1 , RB ,
5.25% , 05/01/49 ................ 7,325 7,529,411
Series 2024G, Sub-Series G-1 , RB ,
5.25% , 05/01/49 ................ 2,405 2,468,705
Series 2025E , RB , 5.50% , 11/01/49 ..... 15,175 15,942,682
Series 2026, Sub-Series F-1 , RB ,
5.50% , 02/01/50 ................ 6,900 7,278,359
Series 2024B , RB , 5.25% , 05/01/50 ..... 2,200 2,251,821
Series 2026, Sub-Series A-1 , RB ,
5.50% , 05/01/50 ................ 17,500 18,438,756
Series 2021D-1 , RB , 3.00% , 11/01/50 .... 3,675 2,603,358
Series 2021E-1 , RB , 3.00% , 02/01/51 .... 7,155 5,011,031
Series 2022F-1 , RB , 4.00% , 02/01/51 .... 5,425 4,706,941
Series 2023F-1 , RB , 4.00% , 02/01/51 .... 7,245 6,258,774
Series 2022C-1 , RB , 5.00% , 02/01/51 .... 10,000 10,094,848
Series 2026B , RB , 5.00% , 05/01/51 ..... 5,000 5,028,927
Series 2024G, Sub-Series G-1 , RB ,
5.25% , 05/01/51 ................ 5,000 5,136,125
Series 2026I , RB , 5.25% , 11/01/51 ...... 940 967,557
Series 2027A , RB , 5.50% , 11/01/51 ..... 12,000 12,678,665
Series 2025H, Sub-Series H-1 , RB ,
5.50% , 11/01/51 ................ 2,180 2,289,113
Series 2026, Sub-Series F-1 , RB ,
5.25% , 02/01/52 ................ 6,500 6,675,141
Series 2024G-1 , RB , 5.00% , 05/01/52 .... 3,400 3,420,019
Series 2027B-1 , RB , 5.50% , 11/01/52 .... 2,500 2,637,465
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/53 ................ 2,125 2,133,995
Series 2024F, Sub-Series F-1 , RB ,
5.25% , 02/01/53 ................ 1,500 1,534,622
Series 2024A-1 , RB , 4.00% , 05/01/53 .... 3,000 2,575,818
Series 2024B , RB , 4.38% , 05/01/53 ..... 25,000 22,912,442
Series 2025I, Sub-Series I-1 , RB ,
5.50% , 05/01/53 ................ 8,825 9,246,602
Series 2025E , RB , 4.13% , 11/01/53 ..... 9,490 8,281,474
Series 2025E , RB , 5.00% , 11/01/53 ..... 17,620 17,718,521
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/54 ................ 6,175 6,194,109
Series 2027A , RB , 5.25% , 11/01/54 ..... 11,000 11,298,728
Series 2026I , RB , 5.50% , 11/01/54 ...... 2,275 2,394,911
Series 2027B-1 , RB , 5.50% , 11/01/54 .... 4,410 4,642,443
Series 2026B , RB , 5.25% , 05/01/55 ..... 23,495 24,062,369
Series 2026C , RB , 5.25% , 11/01/55 ..... 8,000 8,201,476
Series 2027A , RB , 5.00% , 11/01/56 ..... 7,000 7,009,586
New York Power Authority
Series 2022A , RB , 5.00% , 11/15/28 ..... 1,000 1,056,699
Series 2022A , RB , 5.00% , 11/15/32 ..... 1,000 1,095,371
Series 2022A , RB , 4.00% , 11/15/37 ..... 500 495,722
Series 2022A , RB , 4.00% , 11/15/41 ..... 2,000 1,888,280
Series 2024A , RB , 5.00% , 11/15/42 ..... 2,000 2,119,955
Series 2020A , RB , 4.00% , 11/15/45 ..... 10,555 9,880,491
Series 2020A , RB , 4.00% , 11/15/50 ..... 32,950 29,588,471
Series 2022A , RB , 4.00% , 11/15/52 ..... 12,825 11,221,173
Series 2020A , RB , 4.00% , 11/15/55 ..... 9,090 7,913,378
Series 2020A , RB , 3.25% , 11/15/60 ..... 1,000 702,503
Series 2020A , RB , 4.00% , 11/15/60 ..... 18,210 15,560,155
Series 2022A , RB , 4.00% , 11/15/61 ..... 5,000 4,240,881
New York State Dormitory Authority
Series 2025C , RB , 5.00% , 03/15/27 ..... 625 633,368

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2005B , RB , 5.50% , 03/15/27 ( AMBAC ) USD 2,335 $ 2,372,472
Series 2026A , RB , 5.00% , 07/01/27 ..... 3,335 3,404,715
Series 1998A , RB , 5.75% , 07/01/27 ( NPFGC ) 80 81,990
Series 2025A , RB , 5.00% , 10/01/27 ( AGC ) 2,520 2,589,665
Series 2026A , RB , 5.00% , 10/01/27 ( SAW ) 855 876,968
Series 2018A , RB , 5.00% , 03/15/28 ..... 5 5,176
Series 2025C , RB , 5.00% , 03/15/28 ..... 1,250 1,296,627
Series 2026A , RB , 5.00% , 03/15/28 ..... 3,335 3,459,402
Series 2005B , RB , 5.50% , 03/15/28 ( AMBAC ) 6,505 6,796,438
Series 2024A , RB , 5.00% , 07/01/28 ..... 25,000 25,772,850
Series 2026A , RB , 5.00% , 07/01/28 ..... 5,000 5,220,382
Series 2025A , RB , 5.00% , 10/01/28 ..... 1,905 1,998,401
Series 2026A , RB , 5.00% , 10/01/28 ( SAW ) 10,000 10,471,605
Series 2019D , RB , 5.00% , 02/15/29 ..... 9,705 10,251,583
Series 2017B-2 , RB , 5.00% , 02/15/29 .... 11,700 11,971,823
Series 2025C , RB , 5.00% , 03/15/29 ..... 1,590 1,681,792
Series 2022A , RB , 5.00% , 03/15/29 ..... 5,000 5,289,541
Series 2026A , RB , 5.00% , 03/15/29 ..... 4,545 4,807,386
Series 2019A , RB , 5.00% , 03/15/29 ..... 2,510 2,655,350
Series 2018E , RB , 5.00% , 03/15/29 ..... 5,200 5,476,490
Series 2020A , RB , 5.00% , 03/15/29 ..... 7,950 8,410,370
Series 2025A , RB , 5.00% , 07/01/29 ..... 8,415 8,958,092
Series 2026A , RB , 5.00% , 07/01/29 ..... 5,000 5,322,693
Series 2026A , RB , 5.00% , 10/01/29 ( SAW ) 2,500 2,662,815
Series 2017B-GRP2 , RB , 5.00% , 02/15/30 1,425 1,455,452
Series 2017A , RB , 5.00% , 02/15/30 ..... 4,000 4,040,972
Series 2021A , RB , 5.00% , 03/15/30 ..... 9,965 10,715,263
Series 2026A , RB , 5.00% , 03/15/30 ..... 3,335 3,586,091
Series 2016A , RB , 5.00% , 03/15/30 ..... 5,910 5,921,740
Series 2021E , RB , 5.00% , 03/15/30 ..... 19,205 20,650,941
Series 2022A , RB , 5.00% , 03/15/30 ..... 5,000 5,376,449
Series 2024B , RB , 5.00% , 03/15/30 ..... 3,000 3,239,548
Series 2023A , RB , 5.00% , 03/15/30 ..... 12,535 13,478,758
Series 2020A , RB , 5.00% , 03/15/30 ..... 5,000 5,376,449
Series 2025C , RB , 5.00% , 03/15/30 ..... 2,260 2,430,155
Series 2019A , RB , 5.00% , 10/01/30 ( SAW ) 1,000 1,023,215
Series 2025A , RB , 5.00% , 10/01/30 ( AGC ) 2,225 2,409,724
Series 2017B-2 , RB , 5.00% , 02/15/31 .... 2,000 2,041,216
Series 2017A , RB , 5.00% , 02/15/31 ..... 5,600 5,655,317
Series 2022A , RB , 5.00% , 03/15/31 ..... 10,000 10,902,694
Series 2018A , RB , 5.00% , 03/15/31 ..... 3,265 3,376,935
Series 2025C , RB , 5.00% , 03/15/31 ..... 2,985 3,254,460
Series 2024A , RB , 5.00% , 03/15/31 ..... 4,570 4,982,540
Series 2024B , RB , 5.00% , 03/15/31 ..... 7,075 7,735,736
Series 2017A , RB , 5.00% , 03/15/31 ..... 4,740 4,795,596
Series 2019A , RB , 5.00% , 03/15/31 ..... 1,200 1,265,494
Series 2023A , RB , 5.00% , 03/15/31 ..... 26,000 28,347,054
Series 2001-1 , RB , 5.50% , 07/01/31
( AMBAC ) ..................... 1,710 1,835,873
Series 2019A , RB , 3.00% , 10/01/31 ( SAW ) 5,000 4,943,799
Series 2026A , RB , 5.00% , 10/01/31 ..... 5,445 5,972,194
Series 2017B-2 , RB , 5.00% , 02/15/32 .... 1,200 1,224,045
Series 2017A , RB , 5.00% , 02/15/32 ..... 7,050 7,117,715
Series 2025C , RB , 5.00% , 03/15/32 ..... 26,065 28,737,301
Series 2020A , RB , 5.00% , 03/15/32 ..... 6,205 6,650,392
Series 2024A , RB , 5.00% , 03/15/32 ..... 22,470 24,773,726
Series 2025A , RB , 5.00% , 03/15/32 ..... 5,000 5,512,622
Series 2016A , RB , 5.00% , 03/15/32 ..... 1,065 1,067,025
Series 2018A , RB , 5.00% , 03/15/32 ..... 6,185 6,425,239
Series 2026A , RB , 5.00% , 03/15/32 ..... 4,300 4,740,855
Series 2019A , RB , 3.00% , 10/01/32 ( SAW ) 13,910 13,456,601
Series 2026A , RB , 5.00% , 10/01/32 ..... 5,000 5,535,300
Series 2019D , RB , 5.00% , 02/15/33 ..... 2,205 2,333,123
Series 2017B-2 , RB , 5.00% , 02/15/33 .... 2,000 2,038,934
Series 2020A , RB , 5.00% , 03/15/33 ..... 12,500 13,337,259
Security
Par (000)
Par (000) Value
New York (continued)
Series 2018C , RB , 5.00% , 03/15/33 ..... USD 10,950 $ 11,300,883
Series 2021E , RB , 5.00% , 03/15/33 ..... 7,050 7,705,131
Series 2025C , RB , 5.00% , 03/15/33 ..... 19,325 21,505,219
Series 2023A , RB , 5.00% , 03/15/33 ..... 1,000 1,112,819
Series 2018A , RB , 5.00% , 03/15/33 ..... 11,715 11,734,686
Series 2025A , RB , 5.00% , 03/15/33 ..... 15,000 16,692,279
Series 2017A , RB , 5.00% , 03/15/33 ..... 2,000 2,021,342
Series 2023A-2 , RB , 5.00% , 09/15/33 .... 14,690 16,393,013
Series 2017B-2 , RB , 5.00% , 02/15/34 .... 5,000 5,094,485
Series 2019D , RB , 5.00% , 02/15/34 ..... 21,700 22,857,413
Series 2020A , RB , 4.00% , 03/15/34 ..... 15,620 15,821,464
Series 2023A , RB , 5.00% , 03/15/34 ..... 7,515 8,296,460
Series 2017A , RB , 5.00% , 03/15/34 ..... 2,000 2,020,533
Series 2019A , RB , 5.00% , 03/15/34 ..... 2,040 2,142,121
Series 2017A , RB , 5.00% , 07/01/34 ..... 3,000 3,044,296
Series 2025A , RB , 5.00% , 07/01/34 ..... 5,000 5,644,840
Series 2026A , RB , 5.00% , 07/01/34 ..... 5,000 5,644,840
Series 2019D , RB , 5.00% , 02/15/35 ..... 5,000 5,240,441
Series 2015E , RB , 3.25% , 03/15/35 ..... 25,000 23,573,190
Series 2020A , RB , 4.00% , 03/15/35 ..... 10,000 10,053,473
Series 2021A , RB , 5.00% , 03/15/35 ..... 10,210 10,865,091
Series 2021E , RB , 5.00% , 03/15/35 ..... 14,000 15,122,058
Series 2023A-1 , RB , 5.00% , 03/15/35 .... 16,170 17,823,856
Series 2017A , RB , 5.00% , 03/15/35 ..... 5,000 5,047,380
Series 2018E , RB , 5.00% , 03/15/35 ..... 10,190 10,565,554
Series 2022A , RB , 5.00% , 10/01/35 ( BAM ) 6,060 6,408,175
Series 2025A , RB , 5.00% , 10/01/35 ( AGC ) 2,000 2,207,879
Series 2017B-2 , RB , 5.00% , 02/15/36 .... 2,020 2,054,916
Series 2017A , RB , 5.00% , 02/15/36 ..... 1,500 1,512,443
Series 2021A , RB , 5.00% , 03/15/36 ..... 10,000 10,595,533
Series 2018A , RB , 5.00% , 03/15/36 ..... 5,005 5,138,678
Series 2019A , RB , 5.00% , 03/15/36 ..... 7,000 7,322,435
Series 2025C , RB , 5.00% , 03/15/36 ..... 1,665 1,851,480
Series 2016A , RB , 5.00% , 03/15/36 ..... 10,500 10,516,662
Series 2017A , RB , 4.00% , 07/01/36 ..... 5,000 4,914,781
Series 2025B , RB , 4.00% , 07/01/36 ..... 5,075 5,095,596
Series 2026A , RB , 5.00% , 10/01/36 ..... 4,585 5,023,193
Series 2019D , RB , 4.00% , 02/15/37 ..... 2,500 2,463,745
Series 2017B-2 , RB , 5.00% , 02/15/37 .... 6,215 6,318,898
Series 2021E , RB , 4.00% , 03/15/37 ..... 11,000 10,830,182
Series 2020A , RB , 4.00% , 03/15/37 ..... 9,750 9,599,479
Series 2019A , RB , 5.00% , 03/15/37 ..... 1,505 1,570,204
Series 2018A , RB , 5.00% , 03/15/37 ..... 6,000 6,149,248
Series 2026A , RB , 4.00% , 07/01/37 ..... 2,750 2,825,478
Series 2018A , RB , 4.00% , 07/01/37 ..... 14,710 14,569,152
Series 2026A , RB , 5.00% , 10/01/37 ..... 3,500 3,974,138
Series 2026A , RB , 5.00% , 10/01/37 ..... 7,500 8,136,206
Series 2024A , RB , 5.00% , 10/01/37 ..... 650 693,728
Series 2019D , RB , 4.00% , 02/15/38 ..... 4,000 3,903,481
Series 2017B , RB , 5.00% , 02/15/38 ..... 1,960 1,990,357
Series 2020A , RB , 3.00% , 03/15/38 ..... 8,000 6,942,772
Series 2018E , RB , 5.00% , 03/15/38 ..... 10,000 10,302,051
Series 2018B , RB , 5.00% , 10/01/38 ..... 10,700 10,939,817
Series 2024A , RB , 5.00% , 10/01/38 ..... 1,000 1,059,302
Series 2019D , RB , 4.00% , 02/15/39 ..... 4,415 4,252,457
Series 2017B , RB , 5.00% , 02/15/39 ..... 3,000 3,042,825
Series 2020A , RB , 3.00% , 03/15/39 ..... 18,005 15,268,598
Series 2021E , RB , 4.00% , 03/15/39 ..... 11,230 10,802,700
Series 2019A , RB , 5.00% , 03/15/39 ..... 4,250 4,413,078
Series 2025C , RB , 5.00% , 03/15/39 ..... 3,335 3,594,155
Series 2023A , RB , 5.00% , 03/15/39 ..... 1,115 1,186,610
Series 2026A , RB , 5.00% , 03/15/39 ..... 5,000 5,406,268
Series 2023A-1 , RB , 5.00% , 03/15/39 .... 10,000 10,642,241
Series 2018C , RB , 5.00% , 03/15/39 ..... 1,500 1,531,519
Series 2018A , RB , 5.25% , 03/15/39 ..... 6,100 6,289,604

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2021A , RB , 4.00% , 07/01/39 ..... USD 4,750 $ 4,637,641
Series 2025A , RB , 5.00% , 07/01/39 ..... 4,900 5,326,433
Series 2024A , RB , 5.00% , 10/01/39 ..... 850 894,032
Series 2026A , RB , 5.00% , 10/01/39 ..... 2,500 2,665,687
Series 2016A , RB , 5.00% , 02/15/40 ..... 3,000 3,003,741
Series 2022A , RB , 4.00% , 03/15/40 ..... 6,155 5,810,726
Series 2025A , RB , 5.00% , 03/15/40 ..... 2,000 2,149,674
Series 2025C , RB , 5.00% , 03/15/40 ..... 2,535 2,706,868
Series 2018E , RB , 5.00% , 03/15/40 ..... 4,000 4,100,624
Series 2021A , RB , 4.00% , 07/01/40 ..... 13,530 12,860,004
Series 2001-1 , RB , 5.50% , 07/01/40
( AMBAC ) ..................... 530 588,974
Series 2025A , RB , 5.00% , 10/01/40 ..... 1,750 1,855,726
Series 2016A , RB , 5.00% , 02/15/41 ..... 2,320 2,322,755
Series 2020A , RB , 3.00% , 03/15/41 ..... 7,500 6,062,462
Series 2021E , RB , 3.00% , 03/15/41 ..... 10,250 8,285,365
Series 2021A , RB , 4.00% , 03/15/41 ..... 3,895 3,664,590
Series 2025C , RB , 5.00% , 03/15/41 ..... 1,100 1,160,532
Series 2025A , RB , 5.00% , 03/15/41 ..... 4,000 4,250,970
Series 2024A , RB , 5.00% , 03/15/41 ..... 5,500 5,803,593
Series 2018A , RB , 5.00% , 03/15/41 ..... 3,500 3,557,847
Series 2018E , RB , 5.00% , 03/15/41 ..... 5,000 5,110,973
Series 2022A , RB , 5.00% , 03/15/41 ..... 1,000 1,038,571
Series 2021A , RB , 3.00% , 07/01/41 ..... 5,000 4,098,123
Series 2018A , RB , 4.00% , 07/01/41 ..... 1,000 938,218
Series 2026A , RB , 5.00% , 10/01/41 ..... 4,375 4,617,830
Series 2017B , RB , 5.00% , 02/15/42 ..... 1,000 1,011,722
Series 2020A , RB , 3.00% , 03/15/42 ..... 19,235 15,313,259
Series 2021A , RB , 4.00% , 03/15/42 ..... 13,515 12,669,630
Series 2021E , RB , 4.00% , 03/15/42 ..... 5,605 5,254,404
Series 2025A , RB , 5.00% , 03/15/42 ..... 4,000 4,242,320
Series 2017A , RB , 5.00% , 03/15/42 ..... 1,500 1,508,479
Series 2018A , RB , 5.00% , 03/15/42 ..... 4,210 4,275,534
Series 2019A , RB , 5.00% , 07/01/42 ..... 18,785 19,452,970
Series 2021A , RB , 4.00% , 03/15/43 ..... 18,415 17,191,623
Series 2018A , RB , 4.00% , 03/15/43 ..... 5,000 4,628,841
Series 2020A , RB , 4.00% , 03/15/43 ..... 5,000 4,667,832
Series 2024A , RB , 5.00% , 03/15/43 ..... 5,050 5,260,592
Series 2025C , RB , 5.00% , 03/15/43 ..... 4,290 4,498,100
Series 2025A , RB , 5.00% , 03/15/43 ..... 3,415 3,609,428
Series 2019A , RB , 5.00% , 03/15/43 ..... 2,525 2,602,026
Series 2017A , RB , 5.00% , 03/15/43 ..... 1,000 1,005,400
Series 2017B , RB , 4.00% , 02/15/44 ..... 1,425 1,273,733
Series 2021E , RB , 4.00% , 03/15/44 ..... 17,500 16,205,175
Series 2020A , RB , 4.00% , 03/15/44 ..... 5,000 4,630,050
Series 2021A , RB , 5.00% , 03/15/44 ..... 6,115 6,294,924
Series 2025C , RB , 5.00% , 03/15/44 ..... 7,500 7,833,469
Series 2018A , RB , 5.00% , 03/15/44 ..... 9,000 9,128,049
Series 2025A , RB , 5.00% , 03/15/44 ..... 1,875 1,975,529
Series 2024A , RB , 5.00% , 03/15/44 ..... 5,495 5,696,347
Series 2017A , RB , 5.00% , 03/15/44 ..... 10,000 10,050,499
Series 2021E , RB , 4.00% , 03/15/45 ..... 5,000 4,604,128
Series 2025A , RB , 5.00% , 03/15/45 ..... 2,500 2,621,957
Series 2018A , RB , 5.00% , 03/15/45 ..... 1,300 1,321,937
Series 2019A , RB , 5.00% , 03/15/45 ..... 1,695 1,740,087
Series 2024A , RB , 5.00% , 03/15/45 ..... 7,250 7,511,584
Series 2026A , RB , 5.00% , 03/15/45 ..... 1,500 1,565,727
Series 2019A , RB , 4.00% , 07/01/45 ..... 12,350 11,425,962
Series 2020A , RB , 4.00% , 03/15/46 ..... 6,905 6,294,861
Series 2021E , RB , 4.00% , 03/15/46 ..... 11,000 10,028,019
Series 2024A , RB , 5.00% , 03/15/46 ..... 13,510 13,879,089
Series 2026A , RB , 5.00% , 03/15/46 ..... 2,000 2,066,282
Series 2019A , RB , 5.00% , 03/15/46 ..... 1,300 1,332,051
Series 2025C , RB , 5.25% , 03/15/46 ..... 2,500 2,632,767
Series 2021A , RB , 4.00% , 07/01/46 ..... 4,500 4,119,077
Security
Par (000)
Par (000) Value
New York (continued)
Series 2026A , RB , 5.00% , 10/01/46 ..... USD 2,000 $ 2,132,515
Series A-2 , RB , 5.00% , 10/01/46 ....... 2,000 2,187,743
Series 2019D , RB , 4.00% , 02/15/47 ..... 63,585 57,377,781
Series 2021A , RB , 4.00% , 03/15/47 ..... 1,755 1,582,249
Series 2024A , RB , 4.00% , 03/15/47 ..... 6,490 5,839,926
Series 2018A , RB , 4.00% , 03/15/47 ..... 6,500 5,814,789
Series 2019A , RB , 5.00% , 03/15/47 ..... 4,780 4,886,252
Series 2022A , RB , 4.00% , 07/01/47 ..... 940 774,976
Series A , RB , 5.00% , 10/01/47 ......... 2,500 2,710,274
Series 2018A , RB , 4.00% , 03/15/48 ..... 950 846,214
Series 2021E , RB , 4.00% , 03/15/48 ..... 7,570 6,759,495
Series 2018E , RB , 5.00% , 03/15/48 ..... 2,800 2,834,255
Series 2026A , RB , 5.00% , 03/15/48 ..... 5,000 5,114,516
Series 2024A , RB , 5.25% , 03/15/48 ..... 2,595 2,688,851
Series 2018A , RB , 5.00% , 07/01/48 ..... 1,250 1,280,045
Series 2018A , RB , 5.00% , 10/01/48 ..... 9,005 9,671,402
Series 2019D , RB , 3.00% , 02/15/49 ..... 5,250 3,754,015
Series 2019D , 4.00% , 02/15/49 ........ 3,550 3,153,201
Series 2020A , RB , 3.00% , 03/15/49 ..... 14,820 10,589,607
Series 2022A , RB , 4.00% , 03/15/49 ..... 6,280 5,562,167
Series 2023A1 , RB , 4.00% , 03/15/49 .... 2,000 1,797,788
Series 2021A , RB , 5.00% , 03/15/49 ..... 5,645 5,725,989
Series 2025A , RB , 5.00% , 03/15/49 ..... 18,755 19,034,209
Series 2024B , RB , 5.00% , 03/15/49 ..... 6,000 6,110,381
Series 2024A , RB , 5.00% , 03/15/49 ..... 18,970 19,302,150
Series 2026A , RB , 5.25% , 03/15/49 ..... 5,000 5,206,492
Series 2019C , RB , 4.00% , 07/01/49 ..... 11,000 9,699,429
Series 2019A , RB , 5.00% , 07/01/49 ..... 17,285 17,718,003
Series 2024A , RB , 5.00% , 03/15/50 ..... 10,000 10,151,635
Series 2025A , RB , 5.25% , 03/15/50 ..... 12,400 12,906,788
Series 2025C , RB , 5.25% , 03/15/50 ..... 2,500 2,594,710
Series 2020 , RB , 4.00% , 07/01/50 ...... 5,000 4,368,126
Series 2020A , RB , 4.00% , 07/01/50 ..... 1,500 1,341,135
Series 2019B , RB , 5.00% , 07/01/50 ..... 17,920 18,276,413
Series 2020A , RB , 5.00% , 07/01/50 ..... 6,500 6,582,543
Series 2020A , RB , 5.00% , 10/01/50 ..... 1,000 1,063,913
Series 2021E , RB , 3.00% , 03/15/51 ..... 30,850 21,546,202
Series 2021A , RB , 3.00% , 03/15/51 ..... 3,000 2,093,222
Series 2024B , RB , 5.00% , 03/15/51 ..... 9,780 9,918,154
Series 2024A , RB , 5.00% , 03/15/51 ..... 22,000 22,295,814
Series 2021A , RB , 5.00% , 07/01/51 ..... 5,000 5,115,204
Series 2026A , RB , 5.00% , 10/01/51 ( SAW ) 3,335 3,387,311
Series 2024A , RB , 5.25% , 03/15/52 ..... 9,485 9,739,535
Series 2025C , RB , 5.50% , 03/15/53 ..... 12,365 13,065,262
Series 2023A , RB , 5.00% , 07/01/53 ..... 4,155 4,183,300
Series 2024B , RB , 4.00% , 03/15/54 ..... 5,000 4,343,915
Series 2025A , RB , 5.00% , 03/15/54 ..... 10,000 10,068,699
Series 2024A , RB , 5.00% , 03/15/54 ..... 3,950 3,986,285
Series 2024A , RB , 5.50% , 07/01/54 ..... 32,525 34,245,537
Series 2024A , RB , 5.00% , 03/15/55 ..... 7,000 7,056,221
Series 2025A , RB , 5.00% , 03/15/55 ..... 13,000 13,151,896
Series 2025C , RB , 5.00% , 03/15/55 ..... 5,000 5,043,841
Series 2026A , RB , 5.25% , 03/15/56 ..... 5,000 5,154,341
New York State Environmental Facilities Corp.
Series 2026A , RB , 5.00% , 06/15/28 ..... 930 971,204
Series 2026A , RB , 5.00% , 06/15/35 ..... 3,650 4,157,197
Series 2026A , RB , 5.00% , 06/15/36 ..... 2,050 2,344,970
Series 2024A , RB , 5.00% , 06/15/38 ..... 2,000 2,203,161
Series 2017A , RB , 5.00% , 06/15/42 ..... 2,140 2,159,269
Series 2017E , RB , 5.00% , 06/15/42 ..... 5,000 5,045,799
Series 2018B , RB , 5.00% , 06/15/43 ..... 10,000 10,171,041
Series 2016A , RB , 4.00% , 06/15/46 ..... 1,545 1,422,449
Series 2022A , RB , 4.00% , 06/15/47 ..... 15,000 13,855,224
Series 2017E , RB , 5.00% , 06/15/47 ..... 19,095 19,216,817
Series 2024A , RB , 5.00% , 06/15/47 ..... 5,645 5,921,236

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2022B , RB , 5.00% , 09/15/47 ..... USD 5,000 $ 5,201,134
Series 2018B , RB , 5.00% , 06/15/48 ..... 11,310 11,474,463
Series 2019B , RB , 4.00% , 06/15/49 ..... 2,500 2,271,452
Series 2024A , RB , 5.00% , 06/15/49 ..... 2,115 2,193,922
Series 2020B , RB , 3.00% , 10/15/50 ..... 8,725 6,225,961
New York State Thruway Authority
Series 2026A , RB , 5.00% , 01/01/27 ..... 675 680,709
Series 2021A-1 , RB , 5.00% , 03/15/27 .... 39,000 39,522,175
Series 2026A , RB , 5.00% , 09/15/27 ..... 5,000 5,127,542
Series 2022A , RB , 5.00% , 03/15/28 ..... 5,005 5,191,696
Series Q , RB , 5.00% , 01/01/29 ........ 4,390 4,629,838
Series 2021A-1 , RB , 5.00% , 03/15/29 .... 5,000 5,281,081
Series 2022A , RB , 5.00% , 03/15/30 ..... 10,000 10,728,442
Series Q , RB , 5.00% , 01/01/31 ........ 20,000 21,758,934
Series 2022A , RB , 5.00% , 03/15/31 ..... 16,000 17,387,510
Series 2026A , RB , 5.00% , 09/15/31 ..... 5,000 5,466,492
Series 2026A , RB , 5.00% , 09/15/32 ..... 15,000 16,554,591
Series L , RB , 5.00% , 01/01/33 ......... 1,000 1,025,100
Series 2022A , RB , 5.00% , 03/15/33 ..... 1,475 1,623,773
Series 2025A , RB , 5.00% , 03/15/34 ..... 33,330 37,185,344
Series 2021A-1 , RB , 5.00% , 03/15/34 .... 1,330 1,427,278
Series L , RB , 4.00% , 01/01/36 ......... 1,000 1,000,243
Series 2019B , RB , 5.00% , 01/01/36 ..... 2,000 2,085,774
Series 2019B , RB , 4.00% , 01/01/37 ..... 1,750 1,707,573
Series 2026A , RB , 5.00% , 01/01/37 ..... 475 528,665
Series 2025A , RB , 5.00% , 03/15/37 ..... 10,445 11,503,209
Series 2019B , RB , 4.00% , 01/01/38 ..... 5,500 5,298,290
Series 2026A , RB , 5.00% , 01/01/38 ..... 715 788,061
Series 2025A , RB , 5.00% , 03/15/38 ..... 8,540 9,319,519
Series 2026A , RB , 5.00% , 09/15/38 ..... 7,500 8,206,329
Series 2019B , RB , 4.00% , 01/01/39 ..... 3,685 3,494,502
Series 2019B , RB , 4.00% , 01/01/40 ..... 2,000 1,905,723
Series 2026A , RB , 5.00% , 01/01/40 ..... 1,105 1,193,558
Series 2019B , RB , 4.00% , 01/01/41 ..... 2,000 1,846,465
Series 2026A , RB , 5.00% , 01/01/41 ..... 1,100 1,174,444
Series 2021A-1 , RB , 4.00% , 03/15/41 .... 7,190 6,782,610
Series 2026A , RB , 5.00% , 01/01/42 ..... 1,350 1,437,010
Series N , RB , 4.00% , 01/01/43 ......... 5,660 5,182,540
Series 2026A , RB , 5.00% , 01/01/43 ..... 1,400 1,483,813
Series 2026A , RB , 5.00% , 01/01/44 ..... 1,250 1,317,995
Series R , RB , 5.00% , 01/01/44 ......... 5,000 5,318,758
Series 2022A , RB , 4.00% , 03/15/44 ..... 40,000 36,817,708
Series 2026A , RB , 5.00% , 09/15/44 ..... 13,000 13,672,242
Series 2019B , RB , 4.00% , 01/01/45 ..... 29,555 27,112,740
Series N , RB , 4.00% , 01/01/45 ......... 6,240 5,602,023
Series R , RB , 5.00% , 01/01/45 ......... 5,000 5,304,476
Series 2021A-1 , RB , 4.00% , 03/15/45 .... 17,080 15,680,706
Series 2019B , RB , 3.00% , 01/01/46 ..... 2,500 1,809,181
Series 2021A-1 , RB , 4.00% , 03/15/46 .... 7,815 7,241,590
Series 2026A , RB , 5.00% , 09/15/46 ..... 8,000 8,335,035
Series N , RB , 4.00% , 01/01/47 ......... 4,000 3,546,702
Series 2025A , RB , 5.00% , 03/15/47 ..... 5,000 5,163,507
Series O , RB , 4.00% , 01/01/48 ........ 5,845 5,179,541
Series 2022A , RB , 5.00% , 03/15/48 ..... 66,125 67,487,406
Series N , RB , 3.00% , 01/01/49 ......... 3,000 2,129,987
Series P , RB , 5.00% , 01/01/49 ......... 1,500 1,527,089
Series 2022A , RB , 4.00% , 03/15/49 ..... 6,570 5,807,493
Series 2019B , RB , 4.00% , 01/01/50 ..... 13,500 11,701,472
Series 2019B , RB , 4.00% , 01/01/50 ..... 2,500 2,216,878
Series 2021A-1 , RB , 3.00% , 03/15/50 .... 6,000 4,317,474
Series R , RB , 5.00% , 01/01/51 ......... 5,000 5,087,366
Series 2022A , RB , 4.00% , 03/15/51 ..... 21,695 19,037,909
Series 2026A , RB , 5.00% , 09/15/51 ..... 5,500 5,586,743
Series 2021A-1 , RB , 4.00% , 03/15/52 .... 8,500 7,458,906
Series 2019B , RB , 4.00% , 01/01/53 ..... 10,155 8,750,328
Security
Par (000)
Par (000) Value
New York (continued)
Series R , RB , 5.00% , 01/01/53 ......... USD 8,035 $ 8,160,577
Series 2025A , RB , 5.00% , 03/15/53 ..... 10,675 10,780,973
Series 2022C , RB , 5.00% , 03/15/53 ..... 14,000 14,147,624
Series 2026A , RB , 5.00% , 09/15/53 ..... 1,500 1,516,178
Series 2022C , RB , 5.00% , 03/15/54 ..... 5,000 5,049,105
Series 2026A , RB , 5.00% , 09/15/54 ..... 7,000 7,067,749
Series 2025B , RB , 5.00% , 03/15/55 ..... 10,050 10,130,808
Series 2016A , RB , 4.00% , 01/01/56 ..... 1,000 829,639
Series 2026A , RB , 5.00% , 01/01/56 ..... 2,405 2,421,628
Series 2026A , RB , 5.25% , 01/01/56 ..... 1,000 1,028,472
Series 2022C , RB , 4.13% , 03/15/56 ..... 8,000 7,031,778
Onondaga Civic Development Corp., Series
2025, RB, 5.50%, 12/01/56 .......... 9,000 9,555,572
Onondaga County Trust for Cultural Resources
Series 2019 , RB , 5.00% , 12/01/43 ...... 1,000 1,028,552
Series 2019 , RB , 5.00% , 12/01/45 ...... 1,500 1,538,250
Series 2019 , RB , 4.00% , 12/01/49 ...... 2,500 2,265,153
Port Authority of New York & New Jersey
Series 85 , RB , 5.38% , 03/01/28 ........ 850 868,437
Series 243 , RB , 5.00% , 12/01/28 ....... 1,165 1,229,140
Series 209 , RB , 5.00% , 07/15/29 ....... 4,000 4,169,696
Series 243 , RB , 5.00% , 12/01/29 ....... 3,000 3,223,909
Series 230 , RB , 4.00% , 12/01/30 ....... 1,500 1,574,825
Series 243 , RB , 5.00% , 12/01/30 ....... 5,135 5,604,383
Series 248 , RB , 5.00% , 01/15/31 ....... 1,000 1,092,536
Series 213 , RB , 5.00% , 09/01/31 ....... 10,295 10,920,263
Series 250 , RB , 5.00% , 10/15/31 ....... 10,000 11,038,182
Series 230 , RB , 3.00% , 12/01/31 ....... 10,685 10,653,364
Series 243 , RB , 5.00% , 12/01/31 ....... 4,465 4,936,512
Series 248 , RB , 5.00% , 01/15/32 ....... 1,000 1,106,230
Series 209 , RB , 5.00% , 07/15/32 ....... 3,080 3,195,469
Series 222 , RB , 5.00% , 07/15/32 ....... 1,000 1,070,175
Series 230 , RB , 3.00% , 12/01/32 ....... 13,000 12,853,442
Series 213 , RB , 5.00% , 09/01/33 ....... 1,505 1,586,716
Series 213 , RB , 5.00% , 09/01/34 ....... 5,000 5,251,993
Series 209 , RB , 5.00% , 07/15/35 ....... 1,000 1,033,159
Series 213 , RB , 5.00% , 09/01/36 ....... 3,100 3,236,871
Series 250 , RB , 5.00% , 10/15/36 ....... 2,000 2,257,596
Series 243 , RB , 5.00% , 12/01/36 ....... 5,500 6,069,176
Series 243 , RB , 5.00% , 12/01/37 ....... 2,875 3,149,988
Series 222 , RB , 4.00% , 07/15/38 ....... 9,430 9,446,249
Series 243 , RB , 5.00% , 12/01/38 ....... 4,250 4,621,354
Series 212 , RB , 4.00% , 09/01/39 ....... 2,000 1,979,654
Series 217 , RB , 4.00% , 11/01/39 ....... 2,000 1,975,805
Series 243 , RB , 5.00% , 12/01/39 ....... 1,950 2,102,294
Series 224 , RB , 4.00% , 07/15/40 ....... 3,850 3,759,666
Series 244 , RB , 5.00% , 07/15/40 ....... 4,590 4,940,542
Series 224 , RB , 4.00% , 07/15/41 ....... 8,270 8,031,524
Series 198 , RB , 5.00% , 11/15/41 ....... 9,475 9,499,905
Series 183 , RB , 4.00% , 12/15/41 ....... 1,000 962,454
Series 205 , RB , 5.00% , 11/15/42 ....... 2,655 2,678,774
Series 241 , RB , 5.00% , 07/15/43 ....... 9,000 9,503,593
Series 251 , RB , 5.00% , 08/15/45 ....... 750 797,526
Series 251 , RB , 5.00% , 08/15/46 ....... 1,000 1,054,910
Series 198 , RB , 5.00% , 11/15/46 ....... 8,190 8,202,867
Series 251 , RB , 5.00% , 08/15/48 ....... 3,650 3,806,632
Series 244 , RB , 5.00% , 07/15/49 ....... 15,900 16,345,524
Series 216 , RB , 4.00% , 09/01/49 ....... 14,060 12,753,732
Series 217 , RB , 4.00% , 11/01/49 ....... 16,565 15,031,760
Series 224 , RB , 4.00% , 07/15/51 ....... 7,670 6,886,769
Series 251 , RB , 5.00% , 08/15/51 ....... 6,945 7,155,965
Series 230 , RB , 5.25% , 12/01/52 ....... 2,500 2,593,757
Series 240 , RB , 5.00% , 07/15/53 ....... 5,000 5,113,187
Series 244 , RB , 5.00% , 07/15/54 ....... 28,900 29,435,014
Series 245 , RB , 5.00% , 09/01/54 ....... 9,740 9,922,148

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 248 , RB , 5.00% , 01/15/55 ....... USD 4,000 $ 4,085,222
Series 251 , RB , 5.25% , 08/15/56 ....... 13,300 13,902,759
Series 200 , RB , 5.00% , 04/15/57 ....... 3,000 3,004,431
Series 205 , RB , 5.00% , 05/15/57 ....... 2,000 2,005,711
Series 224 , RB , 4.00% , 07/15/61 ....... 2,500 2,154,220
Series 93 , RB , 6.13% , 06/01/94 ........ 500 500,906
Suffolk County Water Authority
Series 2015 , RB , 4.00% , 06/01/31 ...... 1,035 1,035,881
Series 2018A , RB , 4.00% , 06/01/41 ..... 3,000 2,875,732
Triborough Bridge & Tunnel Authority
Series 2005B-3 , RB , VRDN, ( Bank of
America NA LOC ), 3.00% , 09/02/26
(b)
.. 5,330 5,330,000
Series 2005B-2 , RB , VRDN, ( Bank of
America NA LOC ), 2.34% , 09/09/26
(b)
.. 50,000 50,000,000
Series 2022E-1 , RB , 5.00% , 11/15/27 .... 5,605 5,736,331
Series 2022E-2B , RB , 5.00% , 11/15/27 ... 5,965 6,104,766
Series 2021A-2 , RB , VRDN,
2.00% , 05/15/28
(b)
............... 6,165 6,027,466
Series 2022B , RB , 5.00% , 05/15/28 ..... 20,335 21,178,439
Series 2023B , RB , 5.00% , 11/15/28 ..... 13,700 14,339,506
Series 2025A , RB , 5.00% , 12/01/28 ..... 1,345 1,417,144
Series 2026, Sub-Series A-2 , RB ,
5.00% , 11/15/29 ................ 1,225 1,312,292
Series 2025A , RB , 5.00% , 12/01/29 ..... 1,045 1,120,530
Series 2022B , RB , 5.00% , 05/15/30 ..... 9,055 9,764,060
Series 2013A , RB , 0.00% , 11/15/30
(a)
.... 10,800 9,398,449
Series 2023B , RB , 5.00% , 11/15/30 ..... 5,000 5,405,628
Series B , RB , 5.00% , 11/15/30 ......... 3,520 3,575,849
Series 2018B , RB , 5.00% , 11/15/30 ..... 1,000 1,087,762
Series 2013A , RB , 0.00% , 11/15/31
(a)
.... 2,000 1,673,273
Series 2018B , RB , 5.00% , 11/15/31 ..... 1,000 1,102,425
Series 2026, Sub-Series A-2 , RB ,
5.00% , 11/15/31 ................ 1,695 1,868,611
Series 2023A , RB , 5.00% , 11/15/31 ..... 5,000 5,512,126
Series B , RB , 5.00% , 11/15/31 ......... 1,055 1,071,060
Series 2025A , RB , 5.00% , 12/01/31 ..... 1,000 1,102,368
Series 2021C-2 , RB , 3.00% , 05/15/32 .... 3,545 3,469,994
Series 2012B , RB , 0.00% , 11/15/32
(a)
.... 21,300 17,199,254
Series 2013A , RB , 0.00% , 11/15/32
(a)
.... 1,800 1,444,622
Series 2023A , RB , 5.00% , 11/15/32 ..... 3,000 3,339,666
Series 2022E-2B , RB , 5.00% , 11/15/32 ... 3,000 3,325,114
Series 2021C-2 , RB , 3.00% , 05/15/33 .... 3,000 2,901,021
Series 2024C , RB , 5.00% , 11/15/33 ..... 1,465 1,633,486
Series 2023B , RB , 5.00% , 11/15/33 ..... 2,250 2,513,250
Series 2025A-2 , RB , 5.00% , 11/15/34 .... 5,000 5,627,758
Series 2023A , RB , 5.00% , 11/15/34 ..... 3,825 4,188,877
Series 2023A , RB , 5.00% , 11/15/35 ..... 3,445 3,736,707
Series B , RB , 5.00% , 11/15/35 ......... 2,000 2,024,138
Series 2023C , RB , 5.00% , 11/15/35 ..... 5,000 5,514,581
Series 2018C , RB , 5.00% , 11/15/35 ..... 3,000 3,107,560
Series B , RB , 5.00% , 11/15/36 ......... 2,175 2,199,480
Series 2026, Sub-Series A-2 , RB ,
5.00% , 11/15/36 ................ 2,000 2,251,824
Series 2024C , RB , 5.00% , 11/15/36 ..... 15,170 16,814,222
Series 2025A , RB , 5.00% , 12/01/36 ..... 750 832,875
Series 2026, Sub-Series A-1 , RB ,
5.00% , 11/15/37 ................ 2,500 2,792,817
Series 2024C , RB , 5.00% , 11/15/37 ..... 15,000 16,461,135
Series B , RB , 5.00% , 11/15/37 ......... 2,010 2,030,844
Series B , RB , 5.00% , 11/15/38 ......... 1,360 1,373,005
Series 2025A-2 , RB , 5.00% , 11/15/38 .... 7,000 7,651,323
Series 2019C , RB , 4.00% , 11/15/40 ..... 6,000 5,647,429
Series 2023C , RB , 5.25% , 11/15/40 ..... 5,000 5,396,997
Series 2022A , RB , 4.00% , 05/15/41 ..... 1,000 940,584
Series 2023C , RB , 5.00% , 11/15/41 ..... 5,000 5,290,832
Security
Par (000)
Par (000) Value
New York (continued)
Series 2025A , RB , 5.00% , 12/01/41 ..... USD 1,000 $ 1,064,610
Series 2017C-2 , RB , 5.00% , 11/15/42 .... 3,715 3,765,308
Series A , RB , 5.00% , 11/15/42 ......... 1,000 1,007,908
Series 2023C , RB , 5.25% , 11/15/42 ..... 7,750 8,300,741
Series 2025A , RB , 5.00% , 12/01/42 ..... 1,250 1,325,778
Series 2023C , RB , 5.00% , 11/15/43 ..... 4,000 4,203,265
Series 2025A , RB , 5.00% , 12/01/43 ..... 1,000 1,054,898
Series 2025A-1 , RB , 5.00% , 11/15/44 .... 1,500 1,582,737
Series 2026A-1 , RB , 5.00% , 11/15/44 .... 1,000 1,055,145
Series 2026, Sub-Series A-1 , RB ,
5.00% , 11/15/44 ................ 4,000 4,239,856
Series 2019C , RB , 3.00% , 11/15/45 ..... 17,745 13,590,125
Series 2018A , RB , 5.00% , 11/15/45 ..... 4,100 4,155,578
Series 2026A-1 , RB , 5.00% , 11/15/45 .... 3,450 3,622,581
Series 2021C-1A , RB , 4.00% , 05/15/46 ... 8,305 7,627,128
Series 2021A-1 , RB , 4.00% , 05/15/46 .... 4,935 4,532,194
Series 2026A-1 , RB , 5.00% , 11/15/46 .... 2,000 2,084,639
Series 2026, Sub-Series A-1 , RB ,
5.00% , 11/15/46 ................ 1,500 1,569,836
Series 2025A , RB , 5.00% , 12/01/46 ..... 3,735 3,854,330
Series 2022D-2 , RB , 4.50% , 05/15/47 .... 7,000 6,939,171
Series 2024A , RB , 5.00% , 05/15/47 ..... 11,645 12,001,214
Series 2022C , RB , 5.00% , 05/15/47 ..... 4,000 4,113,770
Series 2018A , RB , 4.00% , 11/15/47 ..... 3,000 2,683,408
Series A , RB , 5.00% , 11/15/47 ......... 7,185 7,226,231
Series 2026A-1 , RB , 5.00% , 11/15/47 .... 1,500 1,553,061
Series 2025A-1 , RB , 5.00% , 11/15/47 .... 6,230 6,441,202
Series 2018A , RB , 4.00% , 11/15/48 ..... 6,000 5,313,787
Series 2024A , RB , 5.00% , 05/15/49 ..... 11,010 11,251,176
Series 2019A , RB , 5.00% , 11/15/49 ..... 28,080 28,561,128
Series 2026A-1 , RB , 5.00% , 11/15/49 .... 7,620 7,809,538
Series 2021C-3 , RB , 3.00% , 05/15/51 .... 2,000 1,432,794
Series 2022A , RB , 4.00% , 05/15/51 ..... 6,800 6,049,319
Series 2024A , RB , 5.00% , 05/15/51 ..... 40,030 40,718,592
Series 2021C-1A , RB , 5.00% , 05/15/51 ... 420 427,899
Series 2021A-1 , RB , 5.00% , 05/15/51 .... 39,000 39,670,055
Series 2026A-1 , RB , 4.38% , 11/15/51 .... 2,750 2,616,234
Series 2026, Sub-Series A-1 , RB ,
5.25% , 11/15/51 ................ 3,500 3,637,137
Series 2022C , RB , 4.13% , 05/15/52 ..... 5,000 4,505,192
Series 2022D-2 , RB , 4.50% , 05/15/52 .... 7,465 7,188,784
Series 2022A , RB , 5.00% , 05/15/52 ..... 31,725 34,130,231
Series 2022C , RB , 5.25% , 05/15/52 ..... 4,000 4,105,179
Series 2022D-2 , RB , 5.50% , 05/15/52 .... 33,750 35,190,851
Series 2022A , RB , 4.00% , 11/15/52 ..... 3,000 2,636,060
Series 2025A-1 , RB , 5.50% , 11/15/53 .... 12,475 13,172,169
Series 2024A , RB , 5.00% , 05/15/54 ..... 2,000 2,024,514
Series 2024B-1 , RB , 5.25% , 05/15/54 .... 17,770 18,218,170
Series 2020A , RB , 4.00% , 11/15/54 ..... 2,805 2,423,094
Series 2020A , RB , 5.00% , 11/15/54 ..... 4,000 4,049,724
Series 2026, Sub-Series A-1 , RB ,
5.25% , 11/15/54 ................ 1,565 1,616,506
Series 2025A , RB , 5.25% , 12/01/54 ..... 11,615 11,900,566
Series 2025A-1 , RB , 5.25% , 11/15/55 .... 6,000 6,176,690
Series 2022A , RB , 5.50% , 11/15/57 ..... 3,000 3,124,088
Series 2025A , RB , 5.50% , 12/01/59 ..... 13,975 14,600,479
Triborough Bridge & Tunnel Authority Sales Tax
Series 2023A , RB , 5.00% , 05/15/42 ..... 1,335 1,396,232
Series 2023A , RB , 4.00% , 05/15/48 ..... 4,000 3,636,465
Series 2023A , RB , 5.00% , 05/15/48 ..... 1,750 1,788,120
Series 2022A , RB , 5.25% , 05/15/52 ..... 3,000 3,078,374
Series 2023A , RB , 4.13% , 05/15/53 ..... 5,000 4,465,925
Series 2023A , RB , 5.00% , 05/15/53 ..... 4,175 4,217,638
Series 2024A-1 , RB , 4.00% , 05/15/54 .... 5,500 4,776,034
Series 2024A-1 , RB , 5.00% , 05/15/54 .... 9,535 9,556,904

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2023A , RB , 4.25% , 05/15/58 ..... USD 5,000 $ 4,419,523
Series 2023A , RB , 4.50% , 05/15/63 ..... 10,000 9,415,342
Series 2023A , RB , 5.50% , 05/15/63 ..... 2,000 2,062,903
Series 2024A-1 , RB , 5.25% , 05/15/64 .... 15,450 15,638,649
Utility Debt Securitization Authority
Series 2016A , RB , 5.00% , 12/15/28 ..... 8,515 8,532,567
Series 2023TE-1 , RB , 5.00% , 06/15/29 ... 2,000 2,039,042
Series 2023TE-1 , RB , 5.00% , 12/15/29 ... 4,435 4,570,611
Series 2023TE-1 , RB , 5.00% , 06/15/30 ... 3,000 3,121,801
Series 2023TE-1 , RB , 5.00% , 12/15/30 ... 1,500 1,575,092
Series 2023TE-1 , RB , 5.00% , 06/15/31 ... 3,000 3,183,728
Series 2022TE-1 , RB , 5.00% , 12/15/33 ... 5,500 6,054,183
Series 2025TE-2 , RB , 5.00% , 12/15/33 ... 5,000 5,504,841
Series 2025TE-2 , RB , 5.00% , 12/15/37 ... 7,500 8,546,860
Series 2025TE-2 , RB , 5.00% , 12/15/38 ... 5,000 5,601,207
Series 2025TE-2 , RB , 5.00% , 12/15/41 ... 5,000 5,473,885
Series 2025TE-1 , RB , 5.00% , 12/15/43 ... 2,000 2,170,743
Series 2022TE-2 , RB , 5.00% , 12/15/49 ... 16,245 16,666,842
Series 2023TE-2 , RB , 5.00% , 12/15/50 ... 1,000 1,035,897
Series 2022TE-2 , RB , 5.00% , 09/15/52 ... 10,000 10,193,966
9,593,512,443
North Carolina — 1.1%
City of Charlotte
Series 2023A , RB , 5.00% , 07/01/48 ..... 2,000 2,052,104
Series 2026 , RB , 5.25% , 07/01/51 ...... 2,690 2,828,645
Series 2023A , RB , 5.00% , 07/01/53 ..... 10,375 10,551,687
Series 2026 , RB , 5.25% , 07/01/56 ...... 5,250 5,481,789
City of Charlotte Water & Sewer System
Series 2020 , RB , 5.00% , 07/01/31 ...... 6,875 7,406,123
Series 2026 , RB , 5.00% , 07/01/37 ...... 3,000 3,372,884
Series 2024 , RB , 5.00% , 07/01/39 ...... 2,500 2,709,624
Series 2024 , RB , 5.00% , 07/01/40 ...... 1,650 1,770,959
Series 2024 , RB , 5.00% , 07/01/41 ...... 1,500 1,600,477
Series 2026 , RB , 5.00% , 07/01/43 ...... 14,635 15,715,760
Series 2026 , RB , 5.00% , 07/01/44 ...... 1,250 1,336,747
Series 2024 , RB , 5.00% , 07/01/49 ...... 3,500 3,627,732
Series 2024 , RB , 5.00% , 07/01/54 ...... 26,840 27,588,640
City of Durham Water & Sewer Utility System,
Series 2026, RB, 4.25%, 08/01/52 ...... 2,000 1,876,234
City of Fayetteville
Series 2023 , RB , 4.00% , 03/01/51 ...... 12,070 11,037,345
Series 2023 , RB , 5.00% , 03/01/53 ...... 13,115 13,283,783
Series 2025 , RB , 4.00% , 03/01/55 ...... 7,010 6,280,896
City of Greensboro, Series 2018B, GO,
5.00%, 10/01/29 ................. 5,000 5,235,949
City of Greensboro Combined Water & Sewer
System, Series 2024B, RB, 5.00%, 06/01/54 20,000 20,513,344
City of Raleigh, Series 2024, RB,
5.00%, 10/01/32 ................. 5,960 6,599,822
City of Raleigh Combined Enterprise System,
Series 2026, RB, 5.00%, 12/01/56 ...... 3,000 3,090,155
City of Winston-Salem Water & Sewer System,
Series 2022, RB, 2.38%, 06/01/41 ...... 2,345 1,730,161
County of Cabarrus, Series 2026B, RB,
5.00%, 08/01/51 ................. 9,750 9,960,025
County of Durham
Series 2023 , GO , 5.00% , 06/01/27 ...... 1,555 1,584,660
Series 2026B , GO , 5.00% , 10/01/27 ..... 5,405 5,552,602
Series 2026B , GO , 5.00% , 10/01/28 ..... 7,000 7,345,390
Series 2026B , GO , 5.00% , 10/01/30 ..... 5,000 5,424,155
County of Guilford
Series 2025 , GO , 3.00% , 03/01/41 ...... 31,665 26,900,725
Series 2025 , GO , 3.00% , 03/01/42 ...... 21,645 18,273,086
Security
Par (000)
Par (000) Value
North Carolina (continued)
County of Mecklenburg
Series 2022 , GO , 5.00% , 09/01/27 ...... USD 9,830 $ 10,072,604
Series 2013A , GO , 5.00% , 12/01/27 ..... 1,670 1,721,123
Series 2022 , GO , 5.00% , 09/01/30 ...... 2,095 2,271,634
Series 2022 , GO , 5.00% , 09/01/33 ...... 5,000 5,533,547
Series 2022 , GO , 5.00% , 09/01/34 ...... 1,685 1,851,898
County of Union
Series 2023 , GO , 5.00% , 09/01/35 ...... 6,060 6,709,100
Series 2023 , GO , 5.00% , 09/01/38 ...... 6,280 6,796,111
County of Wake
Series 2023A , GO , 5.00% , 05/01/34 ..... 10,000 11,074,881
Series 2021 , RB , 3.00% , 03/01/36 ...... 1,920 1,768,970
Series 2023A , GO , 5.00% , 05/01/36 ..... 16,705 18,285,891
North Carolina Capital Facilities Finance Agency,
Series 2016B, RB, 5.00%, 07/01/42 ..... 2,000 2,000,327
North Carolina Municipal Power Agency No. 1
Series 2026 , RB , 5.00% , 01/01/27 ...... 3,585 3,613,514
Series 2026 , RB , 5.00% , 01/01/28 ...... 6,310 6,498,915
Series 2026 , RB , 5.00% , 01/01/30 ...... 15,230 16,231,730
North Carolina State University at Raleigh,
Series 2020A, RB, 5.00%, 10/01/30 ..... 4,500 4,831,267
North Carolina Turnpike Authority
Series 2017 , RB , 5.00% , 01/01/31 ...... 1,170 1,177,429
Series 2009B , RB , 0.00% , 01/01/36
(a)
.... 1,000 689,273
Series 2018A , RB , 4.00% , 01/01/38 ..... 12,680 12,523,582
Series 2018 , RB , 5.00% , 01/01/40 ...... 2,000 2,031,910
Series 2018 , RB , 4.00% , 01/01/41 ...... 2,000 1,900,217
Series 2019 , RB , 0.00% , 01/01/44
(a)
..... 2,340 971,353
Series 2019 , RB , 5.00% , 01/01/44 ...... 2,000 2,020,725
Series 2019 , RB , 0.00% , 01/01/49
(a)
..... 2,500 789,836
Series 2019 , RB , 5.00% , 01/01/49 ...... 3,800 3,803,467
Series 2019 , RB , 5.00% , 01/01/49 ...... 2,415 2,437,528
Series A , RB , 5.00% , 01/01/54 ( AGM ) .... 3,500 3,517,341
Series 2019 , RB , 4.00% , 01/01/55 ...... 2,000 1,651,388
Series 2019 , RB , 4.00% , 01/01/55 ( AGM ) . 2,000 1,722,088
Series A , RB , 5.00% , 01/01/58 ......... 11,660 11,685,633
State of North Carolina
Series 2019 , RB , 5.00% , 03/01/27 ...... 7,050 7,132,768
Series 2025B , RB , 5.00% , 05/01/27 ..... 3,000 3,048,984
Series 2020B , RB , 5.00% , 05/01/27 ..... 2,000 2,032,656
Series 2025C , GO , 5.00% , 06/01/27 ..... 10,000 10,186,303
Series 2020A , GO , 5.00% , 06/01/27 ..... 5,530 5,633,026
Series 2019B , GO , 5.00% , 06/01/27 ..... 1,500 1,527,945
Series 2019 , RB , 5.00% , 03/01/28 ...... 19,000 19,651,934
Series 2017B , RB , 5.00% , 05/01/28 ..... 6,500 6,604,504
Series 2020A , GO , 5.00% , 06/01/28 ..... 1,930 2,013,057
Series 2020B , RB , 5.00% , 05/01/29 ..... 1,500 1,589,943
Series 2017B , RB , 5.00% , 05/01/29 ..... 3,340 3,387,968
Series 2019B , GO , 5.00% , 06/01/29 ..... 1,025 1,089,814
Series 2017B , RB , 5.00% , 05/01/30 ..... 5,605 5,681,136
Series 2020B , RB , 5.00% , 05/01/30 ..... 10,915 11,749,187
Series 2019 , RB , 5.00% , 03/01/31 ...... 2,500 2,621,670
Series 2020B , RB , 5.00% , 05/01/31 ..... 1,545 1,655,841
Series 2021 , RB , 5.00% , 03/01/32 ...... 1,000 1,080,133
Series 2021A , RB , 5.00% , 05/01/32 ..... 7,855 8,661,295
Series 2019B , GO , 2.00% , 06/01/32 ..... 1,000 888,338
Series 2019 , RB , 5.00% , 03/01/33 ...... 3,000 3,129,963
Series 2020B , RB , 3.00% , 05/01/33 ..... 11,250 10,815,705
Series 2019A , RB , 4.00% , 05/01/33 ..... 1,000 1,017,797
Series 2020B , RB , 5.00% , 05/01/33 ..... 3,110 3,313,636
Series 2021 , RB , 4.00% , 03/01/34 ...... 2,000 2,047,381
Series 2020B , RB , 3.00% , 05/01/34 ..... 7,000 6,636,415
Series 2019A , RB , 4.00% , 05/01/34 ..... 4,960 5,035,547
Series 2020B , RB , 5.00% , 05/01/34 ..... 2,500 2,654,748

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
North Carolina (continued)
Series 2025C , GO , 5.00% , 06/01/35 ..... USD 8,000 $ 9,077,330
516,879,809
Ohio — 1.5%
American Municipal Power, Inc.
Series 2023A , RB , 5.00% , 02/15/27 ..... 810 817,940
Series 2021A , RB , 5.00% , 02/15/32 ..... 4,000 4,236,536
Series 2019C , RB , 5.00% , 02/15/33 ..... 2,000 2,109,775
Series 2019B , RB , 5.00% , 02/15/35 ..... 12,000 12,564,859
Series 2021A , RB , 4.00% , 02/15/36 ..... 4,360 4,375,644
Series 2023A , RB , 5.00% , 02/15/38 ..... 10,000 10,686,693
Series 2023A , RB , 5.00% , 02/15/39 ..... 7,000 7,424,728
Series 2017A , RB , 4.00% , 02/15/42 ..... 5,000 4,676,572
Cincinnati City School District, Series 2006, GO,
5.25%, 12/01/30 (NPFGC) ........... 1,000 1,091,881
City of Cleveland
Series 2025A , RB , 5.00% , 01/01/30 ..... 4,040 4,290,261
Series 2025A , RB , 5.00% , 01/01/31 ..... 5,000 5,389,121
City of Columbus
Series 2016-3 , GO , 5.00% , 02/15/27 ..... 1,015 1,026,198
Series 2018A , GO , 5.00% , 04/01/30 ..... 3,000 3,137,002
Series 2023A , GO , 5.00% , 08/15/34 ..... 1,250 1,386,817
Series 2024A , GO , 5.00% , 08/15/35 ..... 5,000 5,571,647
Series 2024A , GO , 5.00% , 08/15/36 ..... 5,000 5,530,059
Series 2024A , GO , 5.00% , 08/15/37 ..... 7,700 8,444,729
Series 2024A , GO , 5.00% , 08/15/38 ..... 4,500 4,895,420
Series 2024A , GO , 5.00% , 08/15/39 ..... 3,250 3,503,542
Series 2024A , GO , 5.00% , 08/15/40 ..... 2,195 2,348,008
City of Columbus Sewerage
Series 2015 , RB , 5.00% , 06/01/30 ...... 1,565 1,568,001
Series 2015 , RB , 5.00% , 06/01/32 ...... 2,525 2,529,649
Columbus City School District
Series 2026A , GO , 5.00% , 12/01/26 ( SD
CRED PROG ) .................. 2,150 2,162,838
Series 2026A , GO , 5.00% , 12/01/30 ( SD
CRED PROG ) .................. 1,500 1,627,316
Series 2026A , GO , 5.00% , 12/01/31 ( SD
CRED PROG ) .................. 5,000 5,493,169
Columbus Regional Airport Authority
Series 2025B , RB , 5.25% , 01/01/50 ..... 2,000 2,065,000
Series 2025B , RB , 5.25% , 01/01/55 ..... 2,000 2,049,967
County of Cuyahoga
Series 2026 , GO , 5.00% , 12/01/44 ...... 1,400 1,475,660
Series 2026 , GO , 5.00% , 12/01/51 ...... 4,500 4,602,210
Series 2026 , GO , 5.50% , 12/01/61 ...... 13,000 13,703,507
Series 2026 , GO , 5.00% , 12/01/64 ...... 3,500 3,519,192
County of Franklin, Series 2018, RB,
5.00%, 06/01/48 ................. 7,480 7,554,091
County of Hamilton
Series 2016A , RB , 5.00% , 12/01/30 ..... 1,000 1,005,756
Series 2016A , RB , 4.00% , 12/01/32 ..... 1,000 1,003,289
County of Hamilton Sewer System, Series
2024A, RB, 5.00%, 12/01/53 ......... 2,850 2,904,442
JobsOhio Beverage System
Series 2025A , RB , 5.00% , 01/01/37 ..... 10,000 11,082,564
Series 2025A , RB , 5.00% , 01/01/38 ..... 4,000 4,381,271
Series 2025A , RB , 5.00% , 01/01/46 ..... 4,000 4,155,992
Series 2025A , RB , 5.00% , 01/01/50 ..... 10,440 10,653,399
Series 2025A , RB , 5.00% , 01/01/53 ..... 16,125 16,329,918
Kettering City School District
(c)
Series 2026B , GO , 5.00% , 10/01/51 ..... 1,000 1,011,155
Series 2026B , GO , 5.25% , 10/01/56 ..... 2,500 2,545,837
Series 2026B , GO , 5.50% , 10/01/63 ..... 4,000 4,110,635
Miami University
Series 2020A , RB , 4.00% , 09/01/45 ..... 1,500 1,402,872
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2026A , RB , 5.00% , 09/01/45 ..... USD 1,665 $ 1,748,989
Series 2026A , RB , 5.25% , 09/01/51 ..... 4,350 4,528,475
Northeast Ohio Regional Sewer District
Series 2024 , RB , 5.00% , 11/15/30 ...... 3,000 3,255,089
Series 2024 , RB , 5.00% , 11/15/31 ...... 3,500 3,843,211
Series 2024 , RB , 5.00% , 11/15/32 ...... 2,925 3,246,377
Series 2019 , RB , 3.00% , 11/15/39 ...... 2,475 2,059,923
Ohio State University (The)
Series 2023A-1 , RB , VRDN,
2.15% , 09/09/26
(b)
............... 11,300 11,300,000
Series 2021A , RB , 5.00% , 12/01/32 ..... 1,270 1,385,639
Series 2023B , RB , 5.00% , 12/01/33 ..... 2,075 2,299,668
Series 2026A , RB , 5.00% , 06/01/35 ..... 50,000 55,964,325
Series 2021A , RB , 4.00% , 12/01/39 ..... 1,000 986,592
Series 2021A , RB , 4.00% , 12/01/43 ..... 7,750 7,423,816
Series 2021A , RB , 4.00% , 12/01/48 ..... 22,085 19,861,266
Ohio Turnpike & Infrastructure Commission
Series 2018A , RB , 5.00% , 02/15/30 ..... 1,440 1,484,673
Series 2022A , RB , 5.00% , 02/15/30 ..... 2,680 2,869,282
Series 2018A , RB , 5.00% , 02/15/33 ..... 2,000 2,054,829
Series 2013A-4 , RB , 5.70% , 02/15/34 .... 2,145 2,356,839
Series 2013A-2 , RB , 0.00% , 02/15/37
(a)
... 6,880 4,532,658
Series 2013A-2 , RB , 0.00% , 02/15/40
(a)
... 2,500 1,380,147
Series 2013A-2 , RB , 0.00% , 02/15/41
(a)
... 7,095 3,692,742
Series 2018A , RB , 4.00% , 02/15/46 ..... 17,545 15,995,999
Series 2021A , RB , 5.00% , 02/15/51 ..... 5,000 5,060,679
Ohio University, Series 2017A, RB,
5.00%, 12/01/44 ................. 2,000 2,015,708
Ohio Water Development Authority
Series 2019 , RB , 5.00% , 12/01/27 ...... 1,915 1,974,605
Series 2018 , RB , 5.00% , 06/01/28 ...... 2,005 2,075,945
Series 2026A , RB , 5.00% , 06/01/28 ..... 10,000 10,430,347
Series 2019 , RB , 5.00% , 12/01/29 ...... 10,220 10,883,773
Series 2023A , RB , 5.00% , 12/01/33 ..... 7,000 7,793,825
Series 2021A , RB , 5.00% , 12/01/35 ..... 2,000 2,141,474
Series 2021A , RB , 5.00% , 12/01/36 ..... 1,505 1,603,509
Series 2026A , RB , 5.00% , 12/01/36 ..... 1,710 1,924,557
Series 2021A , RB , 5.00% , 12/01/38 ..... 1,000 1,054,576
Series 2024A , RB , 5.00% , 12/01/39 ..... 6,640 7,116,320
Series 2025A , RB , 5.00% , 12/01/40 ..... 2,500 2,678,659
Series 2025A , RB , 5.00% , 12/01/41 ..... 1,500 1,601,971
Series 2024A , RB , 5.00% , 12/01/41 ..... 1,250 1,326,702
Series 2024A , RB , 5.00% , 12/01/42 ..... 2,830 2,993,951
Series 2025A , RB , 5.00% , 12/01/43 ..... 2,995 3,176,162
Series 2024A , RB , 5.00% , 12/01/43 ..... 1,250 1,318,277
Series 2026A , RB , 5.00% , 12/01/43 ..... 8,730 9,340,424
Series 2025A , RB , 5.25% , 12/01/45 ..... 5,000 5,389,654
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2024C , RB , VRDN, ( TD Bank NA LIQ ),
2.90% , 09/02/26
(b)
............... 40,090 40,090,000
Series 2017A , RB , 5.00% , 06/01/29 ..... 10,000 10,167,807
Series 2024E , RB , 5.00% , 12/01/31 ..... 10,000 10,986,339
Series 2024D , RB , 5.00% , 12/01/31 ..... 5,500 6,042,486
Series 2020A , RB , 5.00% , 06/01/32 ..... 7,480 8,001,332
Series 2024D , RB , 5.00% , 12/01/32 ..... 2,515 2,792,656
Series 2020A , RB , 5.00% , 12/01/33 ..... 1,275 1,357,282
Series 2019B , RB , 3.00% , 12/01/34 ..... 1,500 1,411,530
Series 2019B , RB , 5.00% , 12/01/35 ..... 2,680 2,815,420
Series 2025 , RB , 5.00% , 12/01/35 ...... 17,500 19,706,533
Series 2019B , RB , 5.00% , 12/01/37 ..... 1,500 1,565,413
Series 2024D , RB , 5.00% , 12/01/39 ..... 2,000 2,148,416
Series 2024D , RB , 5.00% , 12/01/40 ..... 1,650 1,759,834
Series 2024D , RB , 5.00% , 12/01/41 ..... 2,500 2,661,761
Series 2024D , RB , 5.00% , 12/01/42 ..... 1,250 1,326,353

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2024A , RB , 5.00% , 12/01/43 ..... USD 5,165 $ 5,447,120
Series 2024A , RB , 5.00% , 12/01/47 ..... 6,000 6,242,153
Olentangy Local School District, Series 2026,
GO, 5.00%, 12/01/55 .............. 4,000 4,075,578
State of Ohio
Series 2017B , GO , 5.00% , 09/15/26 ..... 5,105 5,109,696
Series 2017C , GO , 5.00% , 08/01/27 ..... 1,460 1,492,755
Series 2017B , GO , 5.00% , 09/15/27 ..... 1,535 1,573,837
Series 2025B , GO , 5.00% , 11/01/27 ..... 12,070 12,411,539
Series 2017C , GO , 5.00% , 08/01/28 ..... 4,505 4,707,787
Series 2017B , GO , 5.00% , 09/01/28 ..... 3,520 3,687,221
Series 2021B , GO , 5.00% , 09/15/29 ..... 7,670 8,180,875
Series Z , GO , 5.00% , 05/01/30 ........ 5,000 5,385,568
Series 2025B , GO , 5.00% , 09/15/31 ..... 3,000 3,290,783
Series 2021B , GO , 5.00% , 09/15/31 ..... 2,000 2,193,855
Series 2025B , GO , 5.00% , 11/01/32 ..... 10,000 11,100,276
Series 2019A , GO , 5.00% , 06/15/35 ..... 2,150 2,243,076
Series 2021A , GO , 5.00% , 06/15/36 ..... 2,500 2,665,969
Series 2025B , GO , 5.00% , 09/15/36 ..... 5,000 5,560,879
Series 2025B , GO , 5.00% , 09/15/37 ..... 5,000 5,506,225
Series 2025C , GO , 5.00% , 11/01/40 ..... 5,000 5,346,523
Series Z , GO , 5.00% , 05/01/41 ........ 1,500 1,612,243
Series 2026A , GO , 5.00% , 09/15/41 ..... 5,000 5,370,271
Series 2025C , GO , 5.00% , 11/01/41 ..... 5,000 5,325,802
Series 2025A , GO , 5.00% , 06/15/42 ..... 7,500 7,991,225
Series 2025C , GO , 5.00% , 11/01/42 ..... 5,000 5,308,006
Series 2026A , GO , 5.00% , 03/01/45 ..... 1,750 1,857,691
Series 2025B , RB , 5.00% , 10/01/45 ..... 1,500 1,557,093
University of Cincinnati
Series 2024A , RB , 5.25% , 06/01/54 ..... 2,630 2,702,493
Series 2026A , RB , 5.25% , 06/01/56 ..... 1,000 1,025,161
Upper Arlington City School District, Series
2018A, GO, 5.00%, 12/01/48 ......... 1,000 1,030,425
679,452,106
Oklahoma — 0.5%
Grand River Dam Authority
Series 2016A , RB , 5.00% , 06/01/27 ..... 2,695 2,708,979
Series 2016A , RB , 5.00% , 06/01/28 ..... 1,585 1,593,391
Series 2016A , RB , 5.00% , 06/01/29 ..... 5,365 5,393,852
Series 2016A , RB , 5.00% , 06/01/30 ..... 1,000 1,005,353
Series 2024A , RB , 5.00% , 06/01/40 ..... 2,250 2,389,101
Series 2024A , RB , 5.00% , 06/01/41 ..... 3,000 3,160,859
Series 2024A , RB , 5.00% , 06/01/42 ..... 6,090 6,388,604
Oklahoma Capitol Improvement Authority
Series 2026A , RB , 5.00% , 07/01/31 ..... 5,000 5,450,404
Series 2026A , RB , 5.00% , 07/01/32 ..... 3,000 3,305,664
Series 2026A , RB , 5.25% , 07/01/51 ..... 3,000 3,147,356
Oklahoma City Water Utilities Trust
Series 2024 , RB , 5.00% , 07/01/49 ...... 1,000 1,029,358
Series 2024 , RB , 5.00% , 07/01/54 ...... 2,045 2,086,225
Series 2025 , RB , 5.00% , 07/01/55 ...... 11,000 11,213,123
Series 2024 , RB , 5.25% , 07/01/59 ...... 1,500 1,552,082
Series 2024 , RB , 5.25% , 07/01/64 ...... 18,365 18,978,351
Oklahoma Industries Authority, Series 2024, RB,
5.00%, 04/01/32 ................. 4,000 4,358,057
Oklahoma Municipal Power Authority
Series 2021A , RB , 4.00% , 01/01/47 ..... 9,000 8,371,525
Series 2025A , RB , 5.25% , 01/01/51 ..... 3,700 3,877,184
Oklahoma Turnpike Authority
Series 2017A , RB , 4.00% , 01/01/36 ..... 5,105 4,895,968
Series 2025A , RB , 5.00% , 01/01/36 ..... 2,000 2,225,831
Series 2017C , RB , 4.00% , 01/01/42 ..... 2,000 1,881,926
Series 2018A , RB , 5.00% , 01/01/43 ..... 2,355 2,362,183
Series 2017A , RB , 4.00% , 01/01/47 ..... 2,000 1,812,406
Security
Par (000)
Par (000) Value
Oklahoma (continued)
Series 2017C , RB , 5.00% , 01/01/47 ..... USD 3,715 $ 3,722,222
Series 2018A , RB , 4.00% , 01/01/48 ..... 3,500 3,197,623
Series 2025A , RB , 5.25% , 01/01/50 ..... 6,000 6,291,709
Series 2023 , RB , 5.50% , 01/01/53 ...... 18,000 18,735,280
Series 2025A , RB , 5.50% , 01/01/54 ..... 26,250 27,815,062
Series 2025A , RB , 4.25% , 01/01/55 ..... 10,000 9,158,484
Oklahoma Water Resources Board
Series 2026A , RB , 5.00% , 10/01/43 ..... 1,100 1,156,349
Series 2026A , RB , 5.00% , 10/01/44 ..... 800 838,820
Series 2026A , RB , 5.00% , 10/01/45 ..... 775 811,485
Series 2026A , RB , 5.00% , 10/01/46 ..... 900 935,899
Series 2021 , RB , 4.00% , 04/01/47 ( OK
CERF ) ....................... 18,250 16,669,543
Series 2023A , RB , 4.00% , 04/01/48 ( OK
CERF ) ....................... 3,000 2,705,647
Series 2021 , RB , 5.00% , 04/01/51 ( OK
CERF ) ....................... 6,015 6,125,755
Series 2026A , RB , 5.00% , 10/01/56 ..... 800 810,740
University of Oklahoma (The), Series 2015C,
RB, 4.00%, 07/01/45 .............. 2,000 1,828,180
199,990,580
Oregon — 0.8%
City of Eugene
Series 2026 , RB , 5.00% , 08/01/51 ...... 1,300 1,334,220
Series 2026 , RB , 5.00% , 08/01/55 ...... 2,250 2,288,048
City of Portland Sewer System
Series 2023A , RB , 5.00% , 12/01/29 ..... 15,240 16,281,633
Series 2019A , RB , 5.00% , 03/01/31 ..... 2,625 2,784,169
Series 2019A , RB , 5.00% , 03/01/34 ..... 7,525 7,895,785
Series 2023A , RB , 5.00% , 12/01/34 ..... 14,725 16,188,759
Series 2023A , RB , 5.00% , 12/01/37 ..... 6,500 6,976,487
Series 2023A , RB , 5.00% , 12/01/38 ..... 1,000 1,064,479
Series 2025A , RB , 5.00% , 10/01/54 ..... 3,000 3,028,738
City of Portland Water System
Series 2026A , RB , 5.00% , 04/01/27
(c)
.... 1,860 1,886,153
Series 2026A , RB , 5.00% , 04/01/40
(c)
.... 1,000 1,079,211
Series 2019A , RB , 5.00% , 05/01/44 ..... 1,015 1,036,901
Series 2026A , RB , 5.25% , 04/01/56
(c)
.... 2,500 2,597,704
Clackamas & Washington Counties School
District No. 3, Series 2026A, GO,
0.00%, 06/15/48 (GTD)
(a)
............ 3,000 1,023,246
Clackamas Community College District, Series
2025, GO, 5.00%, 06/15/45 (GTD) ...... 1,500 1,569,639
Clackamas County School District No. 12 North
Clackamas
Series B , GO , 5.00% , 06/15/33 ( GTD ) .... 1,710 1,736,151
Series A , GO , 0.00% , 06/15/38 ( GTD )
(a)
... 5,000 2,971,481
Series A , GO , 0.00% , 06/15/39 ( GTD )
(a)
... 6,500 3,674,045
Series A , GO , 0.00% , 06/15/40 ( GTD )
(a)
... 8,200 4,278,950
Clackamas County School District No. 7J Lake
Oswego, Series 2017, GO, 4.00%, 06/01/39 6,000 5,815,973
County of Multnomah
Series 2021A , GO , 5.00% , 06/15/27 ..... 5,200 5,301,084
Series 2021A , GO , 5.00% , 06/15/28 ..... 24,990 26,062,748
Series 2021A , GO , 5.00% , 06/15/29 ..... 10,000 10,635,638
Hillsboro School District No. 1J, Series 2017,
GO, 5.00%, 06/15/38 (GTD) .......... 2,250 2,277,889
Multnomah County School District No. 1J
Portland
Series 2020 , GO , 5.00% , 06/15/27 ( GTD ) . 2,540 2,588,172
Series 2020 , GO , 5.00% , 06/15/29 ( GTD ) . 5,000 5,309,498
Series 2026 , GO , 5.00% , 06/15/33 ( GTD ) . 5,000 5,565,938
Series 2026 , GO , 5.00% , 06/15/39 ( GTD ) . 3,000 3,259,086
Series 2026 , GO , 4.25% , 06/15/45 ( GTD ) . 3,000 2,901,823

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oregon (continued)
Series 2020B , GO , 2.13% , 06/15/46 ( GTD ) USD 5,000 $ 3,168,812
Series 2026 , GO , 5.00% , 06/15/51 ( GTD ) . 6,000 6,156,145
Series 2026 , GO , 5.00% , 06/15/52 ( GTD ) . 12,305 12,587,531
Series 2026 , GO , 5.00% , 06/15/53 ( GTD ) . 3,000 3,065,641
Series 2026 , GO , 4.50% , 06/15/55 ( GTD ) . 3,000 2,849,872
Multnomah County School District No. 40, Series
A, GO, 0.00%, 06/15/51 (GTD)
(a)
....... 15,270 4,222,831
Oregon State University
Series 2026 , RB , 5.00% , 04/01/36 ...... 3,805 4,260,504
Series 2026 , RB , 5.00% , 04/01/42 ...... 9,405 10,002,268
Portland Community College District, Series
2016, GO, 5.00%, 06/15/29 .......... 2,400 2,403,312
Salem-Keizer School District No. 24J
Series 2018 , GO , 5.00% , 06/15/36 ( GTD ) . 1,250 1,285,794
Series 2018 , GO , 5.00% , 06/15/37 ( GTD ) . 5,000 5,131,362
Series 2018 , GO , 5.00% , 06/15/38 ( GTD ) . 1,000 1,024,114
Series 2018 , GO , 5.00% , 06/15/39 ( GTD ) . 1,000 1,021,412
State of Oregon
Series 2026A , GO , 5.00% , 05/01/27 ..... 1,175 1,193,872
Series 2023A , GO , 5.00% , 05/01/29 ..... 2,755 2,920,926
Series 2023A , GO , 5.00% , 05/01/30 ..... 3,000 3,230,363
Series 2026A , GO , 5.00% , 05/01/30 ..... 5,110 5,502,385
Series 2023A , GO , 5.00% , 05/01/33 ..... 1,055 1,174,449
Series 2026A , GO , 5.00% , 05/01/35 ..... 1,375 1,546,038
Series 2023A , GO , 5.00% , 05/01/35 ..... 2,500 2,742,178
Series 2026A , GO , 5.00% , 05/01/36 ..... 1,495 1,683,944
Series 2021A , GO , 4.00% , 05/01/39 ..... 3,000 2,951,797
Series 2023A , GO , 5.00% , 05/01/39 ..... 2,250 2,393,846
Series 2021A , GO , 4.00% , 05/01/41 ..... 4,845 4,668,576
Series 2017A , GO , 5.00% , 05/01/42 ..... 1,150 1,160,472
Series 2023A , GO , 5.00% , 05/01/42 ..... 5,045 5,292,160
Series L , GO , 5.00% , 08/01/42 ........ 1,500 1,518,618
Series 2023A , GO , 5.00% , 05/01/43 ..... 5,710 5,962,384
Series 2019G , GO , 5.00% , 08/01/44 ..... 5,370 5,503,160
Series 2023A , GO , 5.00% , 05/01/48 ..... 3,000 3,066,424
State of Oregon Department of Transportation
Series 2024A , RB , 5.00% , 11/15/33 ..... 6,640 7,424,036
Series 2019A , RB , 5.00% , 11/15/35 ..... 1,030 1,077,336
Series 2019A , RB , 5.00% , 11/15/36 ..... 3,600 3,753,877
Series 2019A , RB , 5.00% , 11/15/37 ..... 2,025 2,104,558
Series 2023A , RB , 5.00% , 11/15/37 ..... 3,420 3,678,811
Series 2024 , RB , 5.00% , 05/15/38 ...... 1,550 1,667,816
Series 2024 , RB , 5.00% , 05/15/39 ...... 1,700 1,813,266
Series 2019A , RB , 4.00% , 11/15/42 ..... 14,000 13,306,195
Series 2026A , RB , 5.00% , 11/15/44 ..... 1,075 1,134,714
Tri-County Metropolitan Transportation District
of Oregon
Series 2026A , RB , 5.00% , 09/01/41 ..... 2,750 2,961,940
Series 2026A , RB , 5.00% , 09/01/42 ..... 5,000 5,364,954
Series 2026A , RB , 5.00% , 09/01/43 ..... 5,000 5,336,493
Series 2018A , RB , 5.00% , 09/01/48 ..... 1,000 1,024,130
Series 2026A , RB , 4.00% , 09/01/49 ..... 8,640 7,940,754
University of Oregon
Series 2026A , RB , 5.00% , 04/01/36 ..... 3,500 3,943,270
Series 2026A , RB , 5.00% , 04/01/45 ..... 2,000 2,124,789
Series 2026A , RB , 5.00% , 04/01/46 ..... 1,000 1,060,306
Washington & Clackamas Counties School
District No. 23J Tigard-Tualatin
Series 2025 , GO , 5.00% , 06/15/41 ( GTD ) . 2,500 2,660,286
Series 2025 , GO , 5.00% , 06/15/42 ( GTD ) . 1,535 1,626,115
Washington & Multnomah Counties School
District No. 48J Beaverton
Series D , GO , 5.00% , 06/15/35 ( GTD ) .... 2,500 2,538,036
Series D , GO , 5.00% , 06/15/36 ( GTD ) .... 4,300 4,362,387
Series 2025A , GO , 0.00% , 06/15/37 ( GTD )
(a)
5,500 3,482,741
Security
Par (000)
Par (000) Value
Oregon (continued)
Series 2025A , GO , 0.00% , 06/15/41 ( GTD )
(a)
USD 2,000 $ 992,800
Series A , GO , 0.00% , 06/15/48 ( GTD )
(a)
... 13,685 4,540,522
Series B , GO , 5.00% , 06/15/52 ( GTD ) .... 6,000 6,100,355
Series 2025B , GO , 5.00% , 06/15/53 ( GTD ) 4,000 4,095,551
355,220,876
Pennsylvania — 3.2%
Allegheny County Higher Education Building
Authority
Series 2026 , RB , 5.00% , 03/01/44 ...... 5,000 5,178,929
Series 2026 , RB , 4.50% , 03/01/50 ...... 4,500 4,191,548
Series 2026 , RB , 5.25% , 03/01/50 ...... 5,000 5,124,384
Allegheny County Sanitary Authority
Series 2018 , RB , 5.00% , 06/01/43 ...... 7,785 7,908,528
Series 2025 , RB , 5.00% , 12/01/45 ...... 2,500 2,604,845
Series 2024 , RB , 4.00% , 12/01/49 ...... 2,705 2,389,885
Series 2025 , RB , 5.00% , 12/01/50 ...... 5,000 5,099,744
Series 2024 , RB , 5.25% , 12/01/55 ...... 500 511,823
Series 2025 , RB , 5.25% , 12/01/58 ...... 5,000 5,145,076
City of Philadelphia
Series 2025C , GO , 5.00% , 08/01/27 ..... 1,940 1,980,840
Series 2025C , GO , 5.00% , 08/01/31 ..... 3,500 3,809,903
Series 2025C , GO , 5.00% , 08/01/32 ..... 9,000 9,886,784
Series 2019B , GO , 5.00% , 02/01/34 ..... 2,025 2,119,201
Series 2025A , GO , 5.00% , 08/01/34 ..... 15,135 16,784,677
Series 2021A , GO , 5.00% , 05/01/35 ..... 3,565 3,799,515
Series 2025A , GO , 5.00% , 08/01/35 ..... 2,000 2,222,007
Series 2019B , GO , 5.00% , 02/01/36 ..... 3,370 3,502,795
Series 2021A , GO , 5.00% , 05/01/36 ..... 6,560 6,955,977
Series 2019B , GO , 5.00% , 02/01/37 ..... 2,915 3,020,106
Series 2021A , GO , 4.00% , 05/01/37 ..... 1,500 1,493,194
Series 2025A , GO , 5.00% , 08/01/39 ..... 3,500 3,758,229
Series 2017A , RB , 5.00% , 07/01/47 ..... 1,000 1,003,119
City of Philadelphia Water & Wastewater
Series 2024C , RB , 5.00% , 09/01/30 ..... 8,000 8,636,080
Series 2024C , RB , 5.00% , 09/01/33 ..... 5,000 5,579,398
Series 2024C , RB , 5.00% , 09/01/40 ..... 5,500 5,859,717
Series 2017A , RB , 5.00% , 10/01/42 ..... 26,470 26,730,280
Series 2020A , RB , 5.00% , 11/01/45 ..... 5,395 5,547,440
Series 2017A , RB , 5.00% , 10/01/47 ..... 13,475 13,566,405
Series 2023B , RB , 4.50% , 09/01/48 ..... 4,755 4,647,082
Series 2019B , RB , 5.00% , 11/01/49 ..... 4,000 4,035,664
Series 2020A , RB , 5.00% , 11/01/50 ..... 15,680 15,854,021
Series 2021C , RB , 4.00% , 10/01/51 ..... 10,000 8,642,989
Series 2017A , RB , 5.00% , 10/01/52 ..... 1,000 1,002,716
Series 2024C , RB , 5.25% , 09/01/54 ..... 4,285 4,431,025
Series 2019B , RB , 5.00% , 11/01/54 ..... 2,755 2,769,869
Commonwealth of Pennsylvania
Series 2016-2 , GO , 5.00% , 01/15/27 ..... 4,705 4,748,469
Series 2019 , GO , 5.00% , 07/15/27 ...... 14,985 15,298,404
Series 2025A , GO , 5.00% , 08/15/27 ..... 5,000 5,114,348
Series 2016 , GO , 5.00% , 09/15/27 ...... 5,475 5,485,651
Series 2017 , GO , 5.00% , 01/01/28 ...... 12,000 12,093,671
Series 2021-1 , GO , 5.00% , 05/15/28 ..... 9,255 9,627,669
Series 2019 , GO , 5.00% , 07/15/28 ...... 2,000 2,083,964
Series 2023-1 , GO , 5.00% , 09/01/28 ..... 26,220 27,455,143
Series 2016 , GO , 5.00% , 09/15/28 ...... 2,410 2,414,652
Series 2017 , GO , 4.00% , 01/01/29 ...... 8,000 8,034,272
Series 2019 , GO , 5.00% , 07/15/29 ...... 7,400 7,862,396
Series 2025A , GO , 5.00% , 08/15/29 ..... 11,000 11,703,375
Series 2016 , GO , 5.00% , 09/15/29 ...... 4,000 4,007,429
Series 2017 , GO , 4.00% , 01/01/30 ...... 3,000 3,010,376
Series 2021-1 , GO , 5.00% , 05/15/30 ..... 4,500 4,842,997
Series 2024 , GO , 5.00% , 08/15/30 ...... 2,500 2,700,038
Series 2016 , GO , 4.00% , 09/15/30 ...... 5,000 5,001,124

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Series 2026 , GO , 5.00% , 04/01/31 ...... USD 10,000 $ 10,879,033
Series 2021-1 , GO , 5.00% , 05/15/31 ..... 5,020 5,469,507
Series 2025A , GO , 5.00% , 08/15/31 ..... 7,500 8,196,544
Series 2016 , GO , 4.00% , 09/15/31 ...... 15,000 15,001,189
Series 2022-1 , GO , 5.00% , 10/01/31 ..... 5,320 5,822,725
Series 2018-1 , GO , 5.00% , 03/01/32 ..... 4,110 4,232,967
Series 2026 , GO , 5.00% , 04/01/32 ...... 10,000 10,994,321
Series 2026 , GO , 5.00% , 04/01/33 ...... 7,000 7,772,377
Series 2016 , GO , 3.00% , 09/15/33 ( AGM ) . 5,000 4,752,060
Series 2026 , GO , 5.00% , 04/01/34 ...... 3,000 3,352,656
Series 2021-1 , GO , 3.00% , 05/15/34 ..... 4,500 4,251,781
Series 2025A , GO , 5.00% , 08/15/34 ..... 27,965 31,306,404
Series 2022-1 , GO , 5.00% , 10/01/34 ..... 2,800 3,047,673
Series 2020 , GO , 3.00% , 05/01/35 ...... 14,300 13,277,097
Series 2023 , GO , 5.00% , 09/01/35 ...... 11,340 12,397,311
Series 2024 , GO , 5.00% , 08/15/36 ...... 10,685 11,715,741
Series 2018-1 , GO , 4.00% , 03/01/37 ..... 3,000 3,000,246
Series 2023-1 , GO , 5.00% , 09/01/37 ..... 7,000 7,544,082
Series 2018-1 , GO , 4.00% , 03/01/38 ..... 4,515 4,466,040
Series 2021-1 , GO , 2.00% , 05/15/38 ..... 10,000 7,533,109
Series 2022-1 , GO , 5.00% , 10/01/38 ..... 2,075 2,201,859
Series 2020 , GO , 2.00% , 05/01/39 ...... 2,015 1,476,280
Series 2021-1 , GO , 2.00% , 05/15/39 ..... 10,000 7,287,324
Series 2026 , GO , 5.00% , 04/01/40 ...... 20,000 21,435,608
Series 2023-1 , GO , 4.00% , 09/01/40 ..... 30,000 29,137,029
Series 2022-1 , GO , 5.00% , 10/01/40 ..... 10,000 10,474,207
Series 2023-1 , GO , 4.00% , 09/01/41 ..... 15,000 14,446,908
Series 2022-1 , GO , 4.13% , 10/01/41 ..... 10,150 9,920,857
Series 2022-1 , GO , 5.00% , 10/01/42 ..... 33,700 35,060,017
Series 2026 , GO , 5.00% , 04/01/43 ...... 1,750 1,845,031
Series 2026 , GO , 4.25% , 04/01/46 ...... 5,000 4,823,808
County of Allegheny
Series C-75 , GO , 5.00% , 11/01/26 ...... 1,000 1,003,809
Series C-75 , GO , 5.00% , 11/01/27 ...... 2,185 2,193,322
Series C-83 , GO , 5.00% , 11/01/29 ...... 7,000 7,459,593
Series C-83 , GO , 5.00% , 11/01/38 ...... 2,145 2,348,228
Series C-76 , GO , 5.00% , 11/01/41 ...... 1,500 1,505,713
Series C-78 , GO , 4.00% , 11/01/49 ...... 1,160 1,036,093
Series C-80 , GO , 5.00% , 12/01/49 ...... 13,600 13,858,302
County of Chester
Series 2026A , GO , 5.00% , 07/15/28 ..... 3,000 3,132,049
Series 2026A , GO , 5.00% , 07/15/29 ..... 2,845 3,026,829
Delaware River Joint Toll Bridge Commission,
Series 2017, RB, 5.00%, 07/01/47 ...... 4,250 4,268,356
Delaware River Port Authority
Series 2025 , RB , 5.00% , 01/01/35 ...... 2,000 2,241,776
Series 2018A , RB , 5.00% , 01/01/39 ..... 875 900,622
Delaware Valley Regional Finance Authority,
Series 1998A, RB, 5.50%, 08/01/28 (AMBAC) 1,735 1,816,927
Northampton County General Purpose Authority,
Series 2024A, RB, 5.00%, 11/15/34 ..... 5,165 5,801,207
Pennsylvania Economic Development Financing
Authority
Series 2024 , RB , 5.00% , 08/01/49 ...... 5,000 5,100,055
Series 2024 , RB , 4.00% , 08/01/54 ...... 2,500 2,191,838
Pennsylvania Higher Educational Facilities
Authority
Series 2026A , RB , 5.00% , 08/15/30 ..... 3,960 4,279,326
Series 2026A , RB , 5.00% , 08/15/34 ..... 4,000 4,491,636
Series 2017A , RB , 4.00% , 08/15/41 ..... 3,555 3,381,010
Series 2018A , RB , 4.00% , 02/15/43 ..... 8,980 8,423,860
Series 2018A , RB , 5.00% , 02/15/48 ..... 14,040 14,170,248
Pennsylvania State University (The)
Series 2026A , RB , 5.00% , 09/01/28
(c)
.... 10,000 10,439,488
Series 2025A , RB , 5.00% , 09/01/30 ..... 3,240 3,490,751
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Series 2025A , RB , 5.00% , 09/01/31 ..... USD 3,730 $ 4,074,278
Series 2025A , RB , 5.00% , 09/01/32 ..... 2,250 2,480,830
Series A , RB , 5.00% , 09/01/42 ......... 2,750 2,775,935
Series A , RB , 5.00% , 09/01/47 ......... 4,650 4,681,759
Series 2023 , RB , 5.25% , 09/01/48 ...... 4,000 4,163,924
Series 2026A , RB , 5.25% , 09/01/51
(c)
.... 2,215 2,323,447
Series 2022A , RB , 5.25% , 09/01/52 ..... 26,350 27,114,055
Series 2023 , RB , 5.25% , 09/01/53 ...... 21,945 22,613,511
Series 2024 , RB , 5.25% , 09/01/54 ...... 5,000 5,162,232
Pennsylvania Turnpike Commission
Series 2020A , RB , VRDN, ( Barclays Bank plc
LOC ), 2.15% , 09/09/26
(b)
........... 4,680 4,680,000
Series 2023B , RB , VRDN, ( TD Bank NA
LOC ), 2.28% , 09/09/26
(b)
........... 17,945 17,945,000
Series 2019-2 , RB , VRDN, ( TD Bank NA
LOC ), 2.28% , 09/09/26
(b)
........... 4,000 4,000,000
Series 2020 , RB , VRDN, ( TD Bank NA LOC ),
2.28% , 09/09/26
(b)
............... 39,250 39,250,000
Series 2025 , RB , VRDN, ( Bank of America
NA LOC ), 2.36% , 09/09/26
(b)
........ 11,500 11,500,000
Series 2026 , RB , 5.00% , 06/01/27 ...... 5,000 5,088,645
Series 2025-1 , RB , 5.00% , 06/01/27 ..... 3,500 3,562,052
Series B-2 , RB , 5.00% , 06/01/28 ....... 2,500 2,541,181
Series 2026 , RB , 5.00% , 06/01/30 ...... 9,270 9,962,408
Series 2025-1 , RB , 5.00% , 06/01/30 ..... 5,500 5,910,814
Series 2016A-3 , RB , 5.00% , 12/01/30 .... 3,840 3,858,510
Series 2009E , RB , 6.00% , 12/01/30 ..... 655 678,612
Series B-2 , RB , 5.00% , 06/01/31 ....... 5,005 5,079,442
Series 2026 , RB , 5.00% , 06/01/31 ...... 5,000 5,439,160
Series 2017 , RB , 5.00% , 12/01/31 ...... 1,500 1,536,736
Series B-2 , RB , 5.00% , 06/01/32 ....... 2,500 2,535,245
Series 2026-2 , RB , 5.00% , 06/01/32 ..... 2,500 2,746,238
Series 2025, Sub-Series 2 , RB , VRDN,
5.00% , 12/01/32
(b)
............... 3,500 3,784,818
Series 2023-1 , RB , 5.00% , 12/01/32 ..... 1,750 1,931,566
Series 2022A , RB , 5.00% , 12/01/32 ..... 5,000 5,536,698
Series 2024-1 , RB , 5.00% , 06/01/33 ..... 3,500 3,878,639
Series 2023-1 , RB , 5.00% , 12/01/33 ..... 15,080 16,629,978
Series 2026 , RB , 5.00% , 12/01/33 ...... 22,000 24,373,571
Series 2026 , RB , 5.00% , 06/01/34 ...... 4,250 4,725,663
Series 2023-1 , RB , 5.00% , 12/01/34 ..... 2,750 3,004,783
Series 2023-1 , RB , 5.00% , 12/01/35 ..... 1,500 1,626,818
Series 2017-2 , RB , 5.00% , 12/01/35 ..... 4,500 4,584,073
Series 2026 , RB , 5.00% , 12/01/35 ...... 5,000 5,602,484
Series B-1 , RB , 5.00% , 06/01/36 ....... 7,750 7,834,201
Series 2017-2 , RB , 5.00% , 12/01/36 ..... 1,130 1,149,489
Series 2023-1 , RB , 5.00% , 12/01/36 ..... 1,000 1,077,596
Series B-2 , RB , 0.00% , 12/01/37
(a)
...... 2,500 2,545,637
Series A , RB , 4.75% , 12/01/37 ......... 2,000 2,005,053
Series 2019A , RB , 5.00% , 12/01/37 ..... 1,500 1,556,842
Series 2025-1 , RB , 5.00% , 12/01/38 ..... 1,750 1,891,805
Series 2023-1 , RB , 5.00% , 12/01/38 ..... 1,500 1,592,878
Series 2024-1 , RB , 5.00% , 12/01/38 ..... 16,290 17,489,102
Series 2025, Sub-Series 1 , RB ,
5.00% , 12/01/38 ................ 2,000 2,174,997
Series 2023-1 , RB , 5.00% , 12/01/39 ..... 875 922,136
Series 2025-1 , RB , 5.00% , 12/01/39 ..... 2,525 2,702,757
Series 2019A , RB , 5.00% , 12/01/39 ..... 10,000 10,293,519
Series 2025, Sub-Series 1 , RB ,
5.00% , 12/01/39 ................ 2,950 3,176,529
Series 2024-1 , RB , 5.00% , 12/01/39 ..... 1,000 1,063,987
Series 2023-1 , RB , 5.00% , 12/01/40 ..... 1,000 1,047,389
Series 2025-1 , RB , 5.00% , 12/01/40 ..... 3,000 3,185,578
Series 2025-2 , RB , 5.00% , 12/01/40 ..... 3,000 3,187,433
Series 2024-1 , RB , 5.00% , 12/01/41 ..... 1,500 1,578,680

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Series B-1 , RB , 5.00% , 06/01/42 ....... USD 2,000 $ 2,011,777
Series 2021A , RB , 3.00% , 12/01/42 ..... 9,000 7,067,817
Series 2026 , RB , 5.00% , 12/01/42 ...... 1,880 1,995,361
Series A-1 , RB , 5.00% , 12/01/42 ....... 2,500 2,527,391
Series 2024-1 , RB , 5.00% , 12/01/42 ..... 2,500 2,619,109
Series 2026-2 , RB , 5.00% , 06/01/43 ..... 1,865 1,962,632
Series 2021A , RB , 4.00% , 12/01/43 ..... 6,000 5,538,459
Series 2024-1 , RB , 5.00% , 12/01/43 ..... 2,250 2,349,447
Series 2018A-2 , RB , 5.00% , 12/01/43 .... 9,000 9,164,466
Series 2021A , RB , 4.00% , 12/01/44 ..... 10,725 9,797,536
Series 2025-2 , RB , 5.00% , 12/01/44 ..... 2,000 2,089,756
Series 2019A , RB , 5.00% , 12/01/44 ..... 21,940 22,413,974
Series 2021A , RB , 4.00% , 12/01/45 ..... 14,595 13,218,737
Series 2021A , RB , 4.00% , 12/01/46 ..... 3,300 2,952,913
Series 2021B , RB , 4.00% , 12/01/46 ..... 1,000 894,822
Series 2021B , RB , 5.00% , 12/01/46 ..... 7,400 7,605,119
Series 2022B , RB , 5.00% , 12/01/47 ..... 3,900 3,998,489
Series 2018A-2 , RB , 5.00% , 12/01/48 .... 8,340 8,426,245
Series 2023A , RB , 5.00% , 12/01/48 ..... 12,845 13,072,008
Series 2019A , RB , 4.00% , 12/01/49 ..... 3,500 3,127,014
Series 2019A , RB , 4.00% , 12/01/49 ..... 7,430 6,468,014
Series 2021A , RB , 4.00% , 12/01/50 ..... 13,545 11,654,226
Series 2025A , RB , 4.13% , 12/01/50 ..... 8,765 7,875,988
Series 2020B , RB , 5.00% , 12/01/50 ..... 2,000 2,022,392
Series 2021B , RB , 4.00% , 12/01/51 ..... 4,700 4,009,196
Series 2026A , RB , 5.00% , 12/01/51 ..... 3,000 3,056,150
Series 2021B , RB , 5.00% , 12/01/51 ..... 15,160 15,326,774
Series 2022B , RB , 5.25% , 12/01/52 ..... 1,500 1,535,224
Series 2024C , RB , 5.25% , 12/01/54 ..... 8,665 8,883,598
Series 2025A , RB , 5.25% , 12/01/55 ..... 4,000 4,102,335
Series 2026A , RB , 5.00% , 12/01/56 ..... 3,500 3,543,277
Pennsylvania Turnpike Commission Oil
Franchise Tax, Series 2018A, RB,
5.00%, 12/01/48 ................. 1,000 1,010,341
Pennsylvania Turnpike Commission Registration
Fee
Series 2025 , RB , 5.00% , 07/15/34 ...... 1,250 1,390,569
Series 2025 , RB , 5.00% , 07/15/36 ...... 2,200 2,452,727
Series 2025 , RB , 5.00% , 07/15/37 ...... 2,325 2,579,798
Series 2025 , RB , 5.00% , 07/15/39 ...... 1,500 1,610,879
Series 2025 , RB , 5.00% , 07/15/40 ...... 1,800 1,917,755
Series 2025 , RB , 5.00% , 07/15/41 ...... 1,000 1,057,239
Philadelphia Gas Works Co.
Series 18 , RB , 5.00% , 10/01/27
(c)
....... 4,665 4,781,196
Series 18 , RB , 5.00% , 10/01/28
(c)
....... 4,560 4,759,718
Series 18 , RB , 5.00% , 10/01/29
(c)
....... 3,500 3,711,928
Series 17B , RB , 5.00% , 08/01/31 ....... 1,000 1,084,739
Series 18 , RB , 5.00% , 10/01/37
(c)
....... 1,250 1,364,908
Series 15 , RB , 5.00% , 08/01/47 ........ 1,500 1,504,397
Series 17A , RB , 5.25% , 08/01/49 ....... 2,500 2,574,855
Pittsburgh Water & Sewer Authority
Series 2019B , RB , 5.00% , 09/01/32 ..... 1,435 1,580,898
Series 2023B , RB , 5.00% , 09/01/35 ..... 16,000 17,450,291
Series 2023B , RB , 5.00% , 09/01/36 ..... 5,000 5,407,094
Series 2023B , RB , 5.00% , 09/01/37 ..... 4,255 4,566,749
Series 2023B , RB , 5.00% , 09/01/38 ..... 4,000 4,259,572
Series 2019A , RB , 5.00% , 09/01/44 ..... 1,000 1,019,355
Series 2023A , RB , 5.00% , 09/01/48 ..... 1,785 1,825,587
Series 2025A , RB , 5.25% , 09/01/50 ..... 5,500 5,750,011
Series 2026A , RB , 5.00% , 09/01/52 ..... 2,500 2,524,377
Series 2025A , RB , 5.00% , 09/01/55 ..... 7,000 7,134,542
Series 2026A , RB , 5.00% , 09/01/56 ..... 1,500 1,509,571
School District of Philadelphia (The)
Series 2026B , GO , 5.00% , 09/01/27 ( SAW ) 1,930 1,971,107
Series 2026B , GO , 5.00% , 09/01/30 ( SAW ) 1,500 1,608,706
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Series 2019A , GO , 5.00% , 09/01/44 ( SAW ) USD 6,555 $ 6,663,424
Series 2026A , GO , 5.00% , 09/01/44 ( SAW ) 2,000 2,087,145
Series 2026A , GO , 5.50% , 09/01/51 ( SAW ) 17,740 18,822,922
State College Area School District, Series
2026A, GO, 5.00%, 03/15/51 (SAW)
(c)
.... 4,000 4,088,979
State Public School Building Authority
Series 2003 , RB , 5.50% , 06/01/28 ...... 10,970 11,462,316
Series 2016A , RB , 5.00% , 06/01/31 ..... 2,000 2,010,246
Temple University-of The Commonwealth
System of Higher Education
Series 2025 , RB , 5.00% , 04/01/33 ...... 1,000 1,107,580
Series 2025 , RB , 5.00% , 04/01/34 ...... 1,000 1,115,132
Series 2025 , RB , 5.00% , 04/01/35 ...... 1,000 1,118,948
Series 2025 , RB , 5.00% , 04/01/36 ...... 1,560 1,716,482
University of Pittsburgh-of the Commonwealth
System of Higher Education
RB , 5.00% , 04/15/32 ............... 7,000 7,689,088
Series 2025A , RB , 5.00% , 02/15/36 ..... 18,000 20,322,324
Upper Merion Area School District, Series
2021A, GO, 4.00%, 01/15/51 (SAW) ..... 7,870 6,920,916
Westmoreland County Municipal Authority,
Series 2025A, RB, 5.00%, 08/15/38 (BAM) . 3,880 4,173,604
1,469,837,576
Rhode Island — 0.2%
Rhode Island Commerce Corp.
Series 2026A , RB , 5.00% , 06/15/28 ..... 11,105 11,539,511
Series 2026A , RB , 5.00% , 06/15/29 ..... 2,000 2,112,200
Series 2026A , RB , 5.00% , 06/15/30 ..... 5,650 6,050,418
Series 2024A , RB , 5.00% , 05/15/37 ..... 7,725 8,298,276
Series 2024A , RB , 5.00% , 05/15/38 ..... 1,200 1,278,851
Rhode Island Health & Educational Building
Corp.
Series 2017A , RB , 5.00% , 09/01/29 ..... 3,490 3,566,166
Series 2017A , RB , 4.00% , 09/01/37 ..... 4,500 4,306,334
Series 2023 , RB , 5.00% , 11/01/47 ...... 6,025 6,133,852
Series 2025H , RB , 5.00% , 05/15/50 ..... 15,000 15,119,717
Series 2023 , RB , 5.00% , 11/01/53 ...... 1,030 1,032,021
State of Rhode Island
Series 2026A , GO , 5.00% , 05/01/44 ..... 3,000 3,178,313
Series 2026A , GO , 5.00% , 05/01/45 ..... 2,250 2,375,837
Series 2026A , GO , 5.00% , 05/01/46 ..... 4,000 4,199,219
69,190,715
South Carolina — 0.8%
Beaufort County School District, Series 2025B,
GO, 5.00%, 03/01/27 (SCSDE) ........ 10,000 10,123,348
Charleston County Airport District
Series 2024B , RB , 5.00% , 07/01/49 ..... 15,000 15,262,251
Series 2024B , RB , 5.25% , 07/01/54 ..... 7,500 7,683,958
City of Columbia Waterworks & Sewer System,
Series 2019A, RB, 5.00%, 02/01/49 ..... 2,500 2,635,007
Clemson University
Series 2025A , RB , 5.00% , 05/01/50 ..... 2,300 2,359,029
Series 2025A , RB , 5.00% , 05/01/55 ..... 11,200 11,349,509
County of Charleston, Series 2017C, GO,
4.00%, 11/01/28 (SAW) ............ 11,800 11,982,526
Greenville County School District, Series 2023,
RB, 5.00%, 12/01/28 .............. 2,500 2,630,055
Greenville-Spartanburg Airport District, Series
2024A, RB, 5.25%, 07/01/54 ......... 1,500 1,536,792
Horry County School District, Series 2024, GO,
5.00%, 03/01/29 (SCSDE) ........... 20,235 21,386,112
Orangeburg County School District, Series
2026A, GO, 5.00%, 04/01/50 (SAW) ..... 4,950 5,074,071

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Carolina (continued)
SCAGO Educational Facilities Corp. for Pickens
School District
Series 2025 , RB , 5.00% , 12/01/30 ...... USD 2,515 $ 2,707,130
Series 2025 , RB , 5.00% , 12/01/31 ...... 1,500 1,630,953
South Carolina Public Service Authority
Series 2025B , RB , 5.00% , 12/01/26 ..... 3,795 3,817,583
Series 2025B , RB , 5.00% , 12/01/27 ..... 1,005 1,034,785
Series 2026D , RB , 5.00% , 12/01/29
(c)
.... 5,000 5,324,321
Series 2022A , RB , 5.00% , 12/01/30 ..... 11,000 11,871,437
Series 2016A , RB , 5.00% , 12/01/31 ..... 1,355 1,356,320
Series 2020A , RB , 5.00% , 12/01/31 ..... 2,355 2,524,706
Series 2022A , RB , 5.00% , 12/01/31 ..... 18,290 19,967,513
Series 2026C , RB , 5.00% , 12/01/33 ..... 2,500 2,759,014
Series 2026D , RB , 5.00% , 12/01/33
(c)
.... 2,000 2,205,789
Series 2021A , RB , 4.00% , 12/01/34 ..... 2,000 2,017,710
Series 2026D , RB , 5.00% , 12/01/34
(c)
.... 3,455 3,820,348
Series 2021A , RB , 4.00% , 12/01/35 ..... 1,750 1,745,817
Series 2026F , RB , 5.00% , 12/01/35
(c)
.... 3,000 3,322,587
Series 2026C , RB , 5.00% , 12/01/36 ..... 7,250 7,991,826
Series 2016A , RB , 5.00% , 12/01/36 ..... 2,025 2,026,370
Series 2026C , RB , 5.00% , 12/01/37 ..... 3,500 3,820,329
Series 2016A , RB , 5.00% , 12/01/37 ..... 925 925,560
Series 2022A , RB , 4.00% , 12/01/38 ..... 1,000 965,124
Series 2020A , RB , 4.00% , 12/01/40 ..... 3,000 2,825,734
Series 2021B , RB , 4.00% , 12/01/41 ..... 2,200 2,053,623
Series 2022A , RB , 4.00% , 12/01/41 ..... 2,000 1,866,930
Series 2024B , RB , 5.00% , 12/01/41 ..... 6,220 6,500,915
Series 2021B , RB , 4.00% , 12/01/42 ..... 1,000 929,724
Series 2024B , RB , 5.00% , 12/01/43 ..... 4,000 4,151,256
Series 2025B , RB , 5.00% , 12/01/44 ..... 2,500 2,587,657
Series 2025A , RB , 5.00% , 12/01/44 ..... 1,125 1,164,445
Series 2014C , RB , 4.00% , 12/01/45 ..... 1,500 1,379,867
Series 2025A , RB , 5.00% , 12/01/45 ..... 1,000 1,031,908
Series 2025A , RB , 5.00% , 12/01/46 ..... 1,250 1,283,004
Series B , RB , 5.00% , 12/01/46 ......... 2,000 2,001,550
Series 2021B , RB , 4.00% , 12/01/47 ..... 2,000 1,794,193
Series 2022A , RB , 4.00% , 12/01/47 ..... 7,000 6,279,677
Series 2025B , RB , 5.00% , 12/01/47 ..... 6,385 6,518,056
Series 2025B , RB , 5.00% , 12/01/48 ..... 3,750 3,808,052
Series 2025A , RB , 5.00% , 12/01/50 ( AGC ) 9,675 9,865,887
Series A , RB , 5.00% , 12/01/50 ......... 2,845 2,781,777
Series 2025A , RB , 5.25% , 12/01/50 ..... 3,600 3,714,077
Series 2021B , RB , 5.00% , 12/01/51 ..... 3,050 3,067,769
Series 2022A , RB , 4.00% , 12/01/52 ..... 10,000 8,532,316
Series 2024B , RB , 5.25% , 12/01/54 ..... 6,615 6,761,695
Series 2024A , RB , 5.50% , 12/01/54 ..... 18,770 19,565,887
Series 2025A , RB , 5.00% , 12/01/55 ..... 12,700 12,725,366
Series 2015E , RB , 5.25% , 12/01/55 ..... 4,000 3,940,566
Series B , RB , 5.00% , 12/01/56 ......... 5,690 5,573,340
Series 2026A , RB , 5.25% , 12/01/56 ..... 5,000 5,116,955
South Carolina Transportation Infrastructure
Bank
Series 2021B , RB , 5.00% , 10/01/26 ..... 6,925 6,939,138
Series 2021B , RB , 5.00% , 10/01/30 ..... 10,000 10,832,227
Series 2024A , RB , 4.00% , 10/01/32 ..... 13,615 14,225,878
Series 2017A , RB , 5.00% , 10/01/40 ..... 9,470 9,577,210
University of South Carolina, Series 2026A, RB,
5.25%, 05/01/56 ................. 6,415 6,694,894
349,949,453
South Dakota — 0.0%
South Dakota Conservancy District, Series
2024A, RB, 5.00%, 08/01/54 ......... 20,000 20,471,358
Security
Par (000)
Par (000) Value
Tennessee — 0.8%
City of Chattanooga, Series 2025, RB,
5.00%, 09/01/31 ................. USD 8,000 $ 8,771,881
City of Clarksville, Series 2021A, RB,
5.00%, 02/01/45 ................. 1,500 1,541,382
City of Memphis, Series 2022A, GO,
5.00%, 10/01/47 ................. 655 669,430
City of Memphis
Light
Gas & Water Division
Electric System
Series 2025 , RB , 5.00% , 12/01/50 ...... 15,135 15,511,601
Series 2024 , RB , 5.00% , 12/01/54 ...... 3,890 3,947,126
Series 2025 , RB , 5.00% , 12/01/55 ...... 5,000 5,068,648
County of Hamilton
Series 2024A , GO , 5.00% , 08/01/42 ..... 11,320 12,039,586
Series 2024A , GO , 5.00% , 08/01/43 ..... 12,155 12,879,276
County of Montgomery, Series 2020B, GO,
4.00%, 06/01/39 ................. 1,980 1,946,435
County of Shelby
Series 2020B , GO , 5.00% , 04/01/29 ..... 4,445 4,704,724
Series 2019B , GO , 4.00% , 04/01/32 ..... 5,705 5,818,994
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
Series 2024 , RB , 5.00% , 10/01/35 ...... 13,000 14,476,028
Series 2026 , RB , 5.00% , 10/01/40 ...... 10,000 10,826,897
Series 2026 , RB , 5.00% , 10/01/46 ...... 6,000 6,311,564
Series 2024 , RB , 4.00% , 10/01/54 ...... 7,500 6,581,269
Series 2024 , RB , 5.00% , 10/01/54 ...... 5,000 5,100,177
Metropolitan Government of Nashville &
Davidson County
Series 2021C , GO , 5.00% , 01/01/27 ..... 18,240 18,384,955
Series 2018 , GO , 5.00% , 07/01/27 ...... 10,140 10,341,643
Series 2021C , GO , 5.00% , 01/01/29 ..... 21,335 22,494,634
Series 2026D , GO , 5.00% , 01/01/30 ..... 5,000 5,363,428
Series 2021C , GO , 5.00% , 01/01/30 ..... 2,000 2,145,371
Series 2021C , GO , 4.00% , 01/01/32 ..... 8,900 9,228,123
Series 2024A , GO , 5.00% , 01/01/32 ..... 10,000 10,992,141
Series 2026D , GO , 5.00% , 01/01/32 ..... 3,000 3,297,642
Series 2024A , GO , 5.00% , 01/01/33 ..... 10,000 11,096,009
Series 2025 , RB , 5.00% , 07/01/34 ...... 4,000 4,476,067
Series 2024B , GO , 5.00% , 01/01/36 ..... 34,000 37,334,196
Series 2024B , GO , 4.00% , 01/01/37 ..... 2,000 2,020,069
Series 2026D , GO , 5.00% , 01/01/37 ..... 10,000 11,108,506
Series 2024B , GO , 4.00% , 01/01/38 ..... 20,735 20,777,341
Series 2025 , RB , 5.00% , 07/01/38 ...... 2,250 2,431,630
Series 2024B , GO , 4.00% , 01/01/39 ..... 3,490 3,458,105
Series 2022A , GO , 4.00% , 01/01/39 ..... 4,395 4,346,444
Series 2024C , GO , 5.00% , 01/01/40 ..... 6,000 6,387,327
Series 2017A , RB , 5.00% , 05/15/42 ..... 2,000 2,013,064
Series 2017B , RB , 5.00% , 07/01/46 ..... 1,290 1,295,849
Metropolitan Knoxville Airport Authority, Series
2024A, RB, 5.25%, 06/01/49 ......... 1,625 1,668,633
Metropolitan Nashville Airport Authority (The)
Series 2026A , RB , 5.00% , 07/01/43 ..... 3,725 3,918,510
Series 2019A , RB , 5.00% , 07/01/44 ..... 2,000 2,037,529
Series 2026A , RB , 5.00% , 07/01/44 ..... 4,250 4,446,438
Series 2026A , RB , 5.00% , 07/01/45 ..... 4,000 4,168,322
Series 2026A , RB , 5.00% , 07/01/46 ..... 2,000 2,072,436
Series 2019A , RB , 5.00% , 07/01/49 ..... 2,000 2,014,466
Series 2026A , RB , 5.00% , 07/01/56 ..... 10,180 10,214,192
Series 2026A , RB , 5.25% , 07/01/56 ..... 7,500 7,692,127
State of Tennessee
Series 2021A , GO , 5.00% , 11/01/26 ..... 1,470 1,476,062
Series 2023A , GO , 5.00% , 05/01/28 ..... 3,755 3,906,735
Tennessee State School Bond Authority
Series B , RB , 5.00% , 11/01/27 ( ST
INTERCEPT ) .................. 1,505 1,548,131

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tennessee (continued)
Series A , RB , 5.00% , 11/01/47 ( HERBIP ) .. USD 5,000 $ 5,044,373
Series 2022A , RB , 5.00% , 11/01/52 ( ST
INTERCEPT ) .................. 5,000 5,083,935
360,479,451
Texas — 11.9%
Alamo Community College District
GO , 5.00% , 02/15/28 ............... 2,000 2,068,472
Series 2021 , GO , 2.38% , 08/15/46 ...... 20,000 13,245,568
Aldine Independent School District
Series 2024A , GO , 5.00% , 02/15/37 ( PSF ) 3,250 3,540,047
Series 2024A , GO , 5.00% , 02/15/38 ( PSF ) 3,500 3,782,614
Series 2024A , GO , 5.00% , 02/15/39 ( PSF ) 5,770 6,183,517
Series 2017A , GO , 5.00% , 02/15/45 ( PSF ) 4,000 4,014,516
Series 2018 , GO , 4.00% , 02/15/48 ( PSF ) .. 2,000 1,817,003
Series 2024 , GO , 4.00% , 02/15/54 ( PSF ) .. 1,735 1,504,217
Aledo Independent School District, Series 2020,
GO, 4.00%, 02/15/45 (PSF) .......... 1,000 920,078
Allen Independent School District, Series 2025A,
GO, 5.00%, 02/15/27 (PSF) .......... 3,400 3,438,349
Alvin Independent School District
Series 2025A , GO , 5.25% , 02/15/50 ( PSF ) 1,000 1,042,737
Series 2025A , GO , 5.25% , 02/15/53 ( PSF ) 1,000 1,036,505
Anna Independent School District, Series 2025,
GO, 5.25%, 02/15/55 (PSF) .......... 2,200 2,271,503
Arlington Independent School District, Series
2025, GO, 5.00%, 02/15/32 (PSF) ...... 9,595 10,490,024
Austin Community College District
Series 2015 , GO , 4.00% , 08/01/40 ...... 325 302,418
Series 2018 , GO , 4.00% , 08/01/48 ...... 3,500 3,084,059
Austin Independent School District
Series 2024 , GO , 5.00% , 08/01/29 ( PSF ) .. 2,005 2,126,703
Series 2022B , GO , 4.00% , 08/01/32 ( PSF ) 10,355 10,675,053
Series 2019 , GO , 4.00% , 08/01/35 ( PSF ) .. 6,000 6,025,819
Series 2021 , GO , 2.00% , 08/01/37 ( PSF ) .. 8,000 6,234,560
Series 2024 , GO , 5.00% , 08/01/37 ( PSF ) .. 5,000 5,447,509
Series 2021 , GO , 2.00% , 08/01/38 ( PSF ) .. 14,465 10,904,877
Series 2020 , GO , 2.00% , 08/01/39 ( PSF ) .. 8,920 6,521,524
Series 2021 , GO , 2.00% , 08/01/39 ( PSF ) .. 16,580 11,973,947
Series 2020 , GO , 2.00% , 08/01/40 ( PSF ) .. 6,000 4,212,359
Series 2021 , GO , 2.00% , 08/01/40 ( PSF ) .. 16,885 11,694,022
Series 2023 , GO , 5.00% , 08/01/41 ...... 13,890 14,528,959
Series 2024 , GO , 5.00% , 08/01/49 ( PSF ) .. 24,500 25,046,201
Azle Independent School District, Series 2024,
GO, 4.00%, 02/15/49 (PSF) .......... 3,050 2,741,076
Bexar County Hospital District, Series 2026, GO,
5.00%, 02/15/32 ................. 2,000 2,187,500
Board of Regents of the University of Texas
System
Series 2026C , RB , 5.00% , 08/15/27 ..... 4,250 4,348,454
Series 2017B , RB , 5.00% , 08/15/27 ..... 10,125 10,359,553
Series 2021A , RB , 5.00% , 08/15/28 ..... 6,005 6,272,604
Series 2026A , RB , 5.00% , 08/15/28 ..... 1,750 1,827,986
Series 2026A , RB , 5.00% , 08/15/29 ..... 2,085 2,215,636
Series 2020A , RB , 5.00% , 08/15/30 ..... 17,935 19,332,449
Series 2023A , RB , 5.00% , 08/15/31 ..... 5,000 5,453,769
Series 2026A , RB , 5.00% , 08/15/31 ..... 2,980 3,250,446
Series 2025B , RB , 5.00% , 08/15/31 ..... 8,000 8,729,878
Series 2021A , RB , 5.00% , 08/15/31 ..... 5,000 5,453,769
Series 2025B , RB , 5.00% , 08/15/32 ..... 5,000 5,510,563
Series 2019A , RB , 5.00% , 08/15/33 ..... 10,100 10,628,257
Series 2019A , RB , 5.00% , 08/15/34 ..... 1,900 1,993,767
Series 2021A , RB , 4.00% , 08/15/35 ..... 14,650 14,957,086
Series 2024B , RB , 5.00% , 08/15/35 ..... 6,190 6,925,674
Series 2025B , RB , 5.00% , 08/15/36 ..... 75,560 83,781,404
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2026A , RB , 5.00% , 08/15/38 ..... USD 3,000 $ 3,337,388
Series 2026A , RB , 5.00% , 08/15/39 ..... 2,000 2,170,264
Series 2024B , RB , 5.00% , 08/15/39 ..... 2,750 2,944,103
Series 2026A , RB , 5.00% , 08/15/40 ..... 3,260 3,504,893
Series 2026A , RB , 5.00% , 08/15/42 ..... 3,320 3,537,511
Series 2024B , RB , 5.00% , 08/15/42 ..... 10,000 10,545,591
Series 2026A , RB , 4.00% , 08/15/44 ..... 3,000 2,817,759
Series 2016F , RB , 5.00% , 08/15/47 ..... 2,000 2,139,027
Series 2019B , RB , 5.00% , 08/15/49 ..... 8,380 8,842,517
Series 2020A , RB , 3.50% , 08/15/50 ..... 5,000 3,918,616
Canutillo Independent School District, Series
2025, GO, 5.25%, 02/15/60 (PSF) ...... 8,000 8,272,398
Carrollton-Farmers Branch Independent School
District
Series 2023 , GO , 5.00% , 02/15/48 ( PSF ) .. 30,020 31,023,607
Series 2025 , GO , 5.25% , 02/15/55 ( PSF ) .. 3,000 3,099,612
Cedar Hill Independent School District
Series 2024 , GO , 5.00% , 02/15/45 ( PSF ) .. 5,650 5,854,532
Series 2024 , GO , 4.00% , 02/15/50 ( PSF ) .. 11,000 9,750,643
Central Texas Regional Mobility Authority
Series 2020E , RB , 5.00% , 01/01/45 ..... 2,500 2,544,965
Series 2021B , RB , 5.00% , 01/01/46 ..... 1,000 1,019,913
Series 2020E , RB , 4.00% , 01/01/50 ..... 4,530 3,943,731
Series 2021B , RB , 4.00% , 01/01/51 ..... 12,500 10,813,875
Central Texas Turnpike System
Series 2002-A , RB , 0.00% , 08/15/28
( AMBAC )
(a)
.................... 7,000 6,574,337
Series 2002-A , RB , 0.00% , 08/15/29
( AMBAC )
(a)
.................... 7,600 6,878,264
Series 2024C , RB , 5.00% , 08/15/31 ..... 10,845 11,709,353
Series 2024C , RB , 5.00% , 08/15/34 ..... 12,000 13,144,444
Series 2024A , RB , 5.00% , 08/15/35 ..... 7,500 8,150,549
Series 2024A , RB , 5.00% , 08/15/37 ..... 19,075 20,443,347
Series 2024A , RB , 5.00% , 08/15/38 ..... 14,100 15,008,438
Series 2024C , RB , 5.00% , 08/15/38 ..... 15,000 15,934,964
Series 2020A , RB , 5.00% , 08/15/39 ..... 25,175 25,938,950
Series 2020A , RB , 3.00% , 08/15/40 ..... 2,000 1,591,730
Series 2024C , RB , 5.00% , 08/15/40 ..... 3,250 3,402,687
Series 2024C , RB , 5.00% , 08/15/42 ..... 2,750 2,858,197
Chambers County Justice Center Public
Facilities Corp., Series 2024, RB,
5.50%, 06/01/55 ................. 7,000 7,203,221
City of Austin
Series 2025 , GO , 5.00% , 09/01/26 ...... 1,200 1,200,000
Series 2021 , GO , 5.00% , 09/01/28 ...... 6,635 6,933,408
Series 2026A , RB , 5.00% , 11/15/28 ..... 1,875 1,968,535
Series 2025 , GO , 5.00% , 09/01/29 ...... 6,250 6,643,697
Series 2026A , RB , 5.00% , 11/15/29 ..... 3,000 3,197,400
Series 2025 , GO , 5.00% , 09/01/31 ...... 4,175 4,549,580
Series 2026A , RB , 5.00% , 11/15/31 ..... 3,500 3,820,957
Series 2024 , GO , 5.00% , 09/01/32 ...... 2,000 2,198,158
Series 2025 , GO , 5.00% , 09/01/32 ...... 5,000 5,495,395
Series 2025 , GO , 5.00% , 09/01/33 ...... 3,500 3,873,234
Series 2024 , GO , 5.00% , 09/01/34 ...... 3,000 3,334,687
Series 2025 , GO , 5.00% , 09/01/40 ...... 1,000 1,061,623
GO , 5.00% , 09/01/40 ............... 3,000 3,184,868
Series 2025 , GO , 5.00% , 09/01/41 ...... 1,250 1,320,429
Series 2025 , GO , 5.00% , 09/01/42 ...... 1,750 1,841,865
GO , 5.00% , 09/01/43 ............... 2,165 2,271,121
GO , 5.00% , 09/01/44 ............... 2,000 2,093,059
GO , 5.00% , 09/01/45 ............... 1,800 1,874,582
Series 2026A , RB , 5.00% , 11/15/51 ..... 4,500 4,548,682
Series 2026A , RB , 5.00% , 11/15/56 ..... 5,000 5,023,920
City of Austin Electric Utility
Series 2025 , RB , 5.00% , 11/15/41 ...... 5,815 6,145,041

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2025 , RB , 5.00% , 11/15/42 ...... USD 5,000 $ 5,270,711
Series 2020A , RB , 5.00% , 11/15/45 ..... 3,905 3,985,035
Series 2019B , RB , 5.00% , 11/15/49 ..... 3,000 3,031,630
Series 2024 , RB , 5.00% , 11/15/50 ...... 5,000 5,114,463
Series 2025 , RB , 5.00% , 11/15/50 ...... 3,600 3,690,516
Series 2024 , RB , 5.00% , 11/15/54 ...... 27,500 27,997,659
Series 2025 , RB , 5.00% , 11/15/55 ...... 5,000 5,087,465
City of Austin Water & Wastewater System
Series 2023 , RB , 5.00% , 11/15/28 ...... 6,000 6,291,239
Series 2023 , RB , 5.00% , 11/15/29 ...... 7,750 8,261,607
Series 2023 , RB , 5.00% , 11/15/30 ...... 2,795 3,020,207
Series 2023 , RB , 5.00% , 11/15/31 ...... 5,880 6,423,047
Series 2024 , RB , 5.00% , 11/15/34 ...... 9,245 10,289,128
Series 2021 , RB , 5.00% , 11/15/39 ...... 2,000 2,083,386
Series 2026 , RB , 5.00% , 11/15/40 ...... 1,750 1,859,822
Series 2016 , RB , 5.00% , 11/15/41 ...... 1,000 1,001,653
Series 2026 , RB , 5.00% , 11/15/41 ...... 3,000 3,172,880
Series 2026 , RB , 5.00% , 11/15/44 ...... 1,000 1,048,013
Series 2020C , RB , 5.00% , 11/15/45 ..... 2,000 2,040,222
Series 2026 , RB , 5.00% , 11/15/47 ...... 1,000 1,033,743
Series 2024 , RB , 5.00% , 11/15/49 ...... 17,220 17,626,209
Series 2020C , RB , 5.00% , 11/15/50 ..... 2,000 2,024,795
City of Celina, GO, 5.00%, 09/01/51 ...... 5,000 5,112,984
City of Corpus Christi Utility System
Series 2024 , RB , 5.00% , 07/15/49 ...... 8,265 8,378,088
Series 2025 , RB , 5.25% , 07/15/50 ...... 4,500 4,659,784
City of Dallas
Series 2024A , GO , 5.00% , 02/15/28 ..... 13,745 14,221,567
Series 2024B , GO , 5.00% , 02/15/31 ..... 7,350 7,930,580
Series 2024B , GO , 5.00% , 02/15/32 ..... 13,020 14,199,686
Series B , GO , 5.00% , 02/15/33 ........ 6,200 6,821,954
Series 2024B , GO , 5.00% , 02/15/34 ..... 17,395 19,232,502
Series 2024C , GO , 5.00% , 02/15/34 ..... 16,960 18,751,551
Series 2017 , GO , 3.25% , 02/15/37 ...... 4,000 3,600,952
City of Dallas Waterworks & Sewer System
Series 2015A , RB , 5.00% , 10/01/26 ..... 1,400 1,402,564
Series 2016A , RB , 5.00% , 10/01/29 ..... 1,375 1,377,637
Series 2016A , RB , 5.00% , 10/01/30 ..... 3,590 3,596,640
Series 2016A , RB , 5.00% , 10/01/31 ..... 1,610 1,612,841
Series 2016A , RB , 5.00% , 10/01/32 ..... 5,510 5,519,255
Series 2016A , RB , 5.00% , 10/01/41 ..... 5,000 5,004,533
Series 2020C , RB , 5.00% , 10/01/45 ..... 2,000 2,040,532
Series 2021C , RB , 3.00% , 10/01/46 ..... 5,000 3,690,096
Series 2020C , RB , 4.00% , 10/01/49 ..... 7,900 6,888,327
City of El Paso
Series 2026 , GO , 5.00% , 08/15/27 ...... 1,250 1,278,265
Series 2026 , GO , 5.00% , 08/15/28 ...... 1,250 1,306,240
Series 2026 , GO , 5.00% , 08/15/29 ...... 7,660 8,125,451
Series 2026 , GO , 5.00% , 08/15/30 ...... 3,500 3,764,740
Series 2025 , RB , 4.00% , 03/01/50 ...... 20,000 17,276,292
Series 2026 , RB , 5.00% , 03/01/51 ...... 8,000 8,147,054
Series 2026 , GO , 5.00% , 08/15/51 ...... 2,310 2,364,664
City of Fort Worth, GO, 5.00%, 03/01/27 .... 13,000 13,154,116
City of Garland Electric Utility System
Series 2019 , RB , 5.00% , 03/01/44 ...... 2,000 2,023,080
Series 2019 , RB , 4.00% , 03/01/49 ...... 1,000 851,729
Series 2024 , RB , 4.25% , 03/01/55 ...... 4,570 4,117,781
City of Georgetown
Series 2026 , RB , 5.25% , 08/15/53 ( BAM ) . 5,000 5,149,587
Series 2026 , RB , 5.00% , 08/15/56 ( BAM ) . 2,690 2,707,879
City of Houston
Series 2016A , GO , 5.00% , 03/01/28 ..... 10,000 10,019,944
Series 2017A , GO , 5.00% , 03/01/28 ..... 11,725 11,866,905
Series 2025 , GO , 5.00% , 03/01/29 ...... 6,250 6,582,900
Series 2025 , GO , 5.00% , 03/01/30 ...... 4,000 4,272,811
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2025 , GO , 5.00% , 03/01/31 ...... USD 3,000 $ 3,242,558
Series 2024A , GO , 5.25% , 03/01/49 ..... 8,500 8,788,025
Series 2024A , GO , 4.13% , 03/01/51 ..... 7,945 6,993,168
City of Houston Airport System
Series 2018B , RB , 5.00% , 07/01/29 ..... 10,680 11,102,019
Series 2018B , RB , 5.00% , 07/01/30 ..... 8,570 8,882,913
Series 2018D , RB , 5.00% , 07/01/37 ..... 1,500 1,536,811
Series 2018D , RB , 5.00% , 07/01/39 ..... 1,495 1,524,788
City of Houston Combined Utility System
Series 2018C , RB , VRDN, ( Bank of America
NA SBPA ), 2.29% , 09/09/26
(b)
....... 50,000 50,000,000
Series 2024A , RB , 5.00% , 11/15/31 ..... 5,425 5,915,116
Series 2024A , RB , 5.00% , 11/15/32 ..... 9,195 10,105,752
Series 2020A , RB , 5.00% , 11/15/33 ..... 9,835 10,472,100
Series 2024A , RB , 5.00% , 11/15/35 ..... 26,940 29,459,531
Series 2024A , RB , 5.00% , 11/15/36 ..... 20,000 21,692,494
Series 2016B , RB , 4.00% , 11/15/37 ..... 2,000 1,971,673
Series 2017B , RB , 5.00% , 11/15/42 ..... 4,000 4,033,174
Series 2002C , RB , 4.00% , 11/15/43 ..... 1,500 1,369,057
Series 2014D , RB , 5.00% , 11/15/44 ..... 2,000 2,001,067
Series 2002C , RB , 5.00% , 11/15/45 ..... 3,000 3,078,843
Series 2002C , RB , 3.00% , 11/15/47 ..... 1,000 712,470
Series 2019B , RB , 5.00% , 11/15/49 ..... 2,000 2,027,627
Series 2024A , RB , 5.25% , 11/15/54 ..... 7,210 7,430,313
City of New Braunfels
Series 2026 , RB , 5.00% , 07/01/52 ...... 5,000 5,156,184
Series 2026 , RB , 4.50% , 07/01/56 ...... 5,000 4,713,704
City of Pflugerville, GO, 5.00%, 08/01/53 ... 7,555 7,639,123
City of San Antonio
Series 2026 , GO , 5.00% , 02/01/27
(c)
..... 2,410 2,432,124
Series 2019 , GO , 5.00% , 08/01/27 ...... 1,800 1,840,268
Series 2026 , GO , 5.00% , 02/01/28
(c)
..... 3,000 3,093,013
Series 2019 , GO , 5.00% , 08/01/28 ...... 4,755 4,961,244
Series 2026 , GO , 5.00% , 02/01/33
(c)
..... 2,750 3,033,504
City of San Antonio Electric & Gas Systems
Series 2018 , RB , 5.00% , 02/01/27 ...... 3,100 3,130,359
Series 2022 , RB , VRDN, 2.00% , 12/01/27
(b)
4,865 4,778,133
Series 2026A , RB , VRDN, 2.90% , 12/01/27
(b)
1,600 1,588,883
Series 2018 , RB , 5.00% , 02/01/28 ...... 2,000 2,065,283
Series 2026B , RB , 5.00% , 02/01/28 ..... 2,000 2,065,283
Series 2025A , RB , VRDN, 3.08% , 12/01/28
(b)
20,000 19,949,218
Series 2026B , RB , VRDN, 3.25% , 12/01/28
(b)
815 814,733
Series 2026A , RB , VRDN, 3.00% , 12/01/29
(b)
3,705 3,666,912
Series 2025A , RB , VRDN, 3.20% , 12/01/30
(b)
20,000 19,841,320
Series 2026A , RB , VRDN, 3.15% , 12/01/31
(b)
4,185 4,103,960
Series 2026B , RB , VRDN, 3.65% , 12/01/32
(b)
4,475 4,475,827
Series 2019 , RB , 5.00% , 02/01/35 ...... 2,000 2,092,822
Series 2019 , RB , 5.00% , 02/01/36 ...... 4,000 4,170,239
Series 2026A , RB , 5.00% , 02/01/36 ..... 4,000 4,439,580
Series 2024A , RB , 5.00% , 02/01/37 ..... 6,500 7,060,227
Series 2024A , RB , 5.00% , 02/01/38 ..... 4,000 4,309,075
Series 2025B , RB , 5.00% , 02/01/38 ..... 2,500 2,723,648
Series 2026A , RB , 5.00% , 02/01/39 ..... 21,225 22,934,413
Series 2024A , RB , 5.00% , 02/01/39 ..... 4,000 4,278,448
Series 2026A , RB , 5.00% , 02/01/40 ..... 2,000 2,145,962
Series 2024D , RB , 5.00% , 02/01/40 ..... 5,390 5,748,285
Series 2024A , RB , 5.00% , 02/01/40 ..... 3,000 3,189,355
Series 2026A , RB , 5.00% , 02/01/41 ..... 1,565 1,667,845
Series 2024A , RB , 5.00% , 02/01/41 ..... 2,250 2,377,951
Series 2024A , RB , 5.00% , 02/01/42 ..... 4,750 5,001,503
Series 2026B , RB , 5.00% , 02/01/43 ..... 2,250 2,390,196
Series 2026B , RB , 5.00% , 02/01/44 ..... 1,460 1,548,622
Series 2024D , RB , 5.00% , 02/01/44 ..... 4,000 4,204,058
Series 2024B , RB , 5.00% , 02/01/44 ..... 7,750 8,125,583
Series 2026B , RB , 5.00% , 02/01/45 ..... 1,250 1,318,008

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2017 , RB , 4.00% , 02/01/47 ...... USD 3,970 $ 3,513,578
Series 2017 , RB , 5.00% , 02/01/47 ...... 10,000 10,026,811
Series 2024B , RB , 5.25% , 02/01/49 ..... 23,545 24,561,362
Series 2024A , RB , 5.25% , 02/01/49 ..... 15,000 15,647,502
Series 2024E , RB , 5.25% , 02/01/49 ..... 10,000 10,454,090
Series 2024C , RB , 5.00% , 02/01/54 ..... 5,750 5,836,444
Series 2024B , RB , 5.00% , 02/01/54 ..... 4,500 4,567,652
City of Waco
Series 2024A , GO , 5.00% , 02/01/49 ..... 8,250 8,427,082
Series 2024A , GO , 5.25% , 02/01/54 ..... 11,770 12,133,706
Clear Creek Independent School District
Series 2024A , GO , 5.00% , 02/15/30 ( PSF ) 4,000 4,277,066
Series 2024A , GO , 5.00% , 02/15/31 ( PSF ) 14,865 16,094,016
Series 2024A , GO , 5.00% , 02/15/32 ( PSF ) 3,000 3,284,567
Series 2024A , GO , 5.00% , 02/15/33 ( PSF ) 2,175 2,404,125
Series 2025 , GO , 5.00% , 02/15/35 ( PSF ) .. 1,500 1,674,952
College Station Independent School District,
Series 2025, GO, 5.00%, 08/15/50 (PSF) .. 2,500 2,545,254
Collin County Community College District
Series 2018 , GO , 5.00% , 08/15/29 ...... 11,990 12,219,579
Series 2020A , GO , 4.00% , 08/15/38 ..... 2,015 1,946,114
Comal Independent School District
Series 2024 , GO , 5.00% , 02/15/30 ( PSF ) .. 10,140 10,852,713
Series 2024 , GO , 5.00% , 02/15/34 ( PSF ) .. 16,675 18,379,483
Series 2022 , GO , 4.00% , 02/01/36 ( PSF ) .. 3,250 3,283,787
Series 2024 , GO , 3.00% , 02/15/38 ( PSF ) .. 16,985 15,121,127
Series 2022 , GO , 3.00% , 02/01/39 ( PSF ) .. 5,670 4,826,313
Series 2024 , GO , 3.00% , 02/15/39 ( PSF ) .. 8,385 7,307,910
Series 2024 , GO , 3.00% , 02/15/40 ( PSF ) .. 5,250 4,468,305
Series 2024 , GO , 4.00% , 02/15/49 ( PSF ) .. 4,890 4,341,760
Conroe Independent School District
Series 2020A , GO , 5.00% , 02/15/29 ( PSF ) 7,685 8,109,636
Series 2024 , GO , 5.00% , 02/15/30 ( PSF ) .. 5,000 5,353,139
Series 2025 , GO , 5.00% , 02/15/30 ( PSF ) .. 5,955 6,375,589
Series 2024 , GO , 5.00% , 02/15/33 ( PSF ) .. 4,015 4,433,029
Series 2024 , GO , 5.00% , 02/15/34 ( PSF ) .. 4,000 4,415,882
Series 2025 , GO , 5.00% , 02/15/36 ( PSF ) .. 2,000 2,216,742
Series 2026 , GO , 5.00% , 02/15/37 ( PSF ) .. 1,000 1,097,974
Series 2026 , GO , 5.00% , 02/15/38 ( PSF ) .. 1,250 1,360,581
Series 2026 , GO , 5.00% , 02/15/39 ( PSF ) .. 4,000 4,316,254
Series 2026 , GO , 5.00% , 02/15/40 ( PSF ) .. 1,500 1,603,203
Series 2026 , GO , 5.00% , 02/15/41 ( PSF ) .. 3,625 3,833,279
Series 2026 , GO , 5.00% , 02/15/42 ( PSF ) .. 2,300 2,420,776
Series 2024 , GO , 5.00% , 02/15/49 ( PSF ) .. 10,500 10,770,689
Series 2025 , GO , 4.00% , 02/15/50 ( PSF ) .. 22,000 19,643,626
Series 2026 , GO , 4.50% , 02/15/51 ( PSF ) .. 3,500 3,371,653
Coppell Independent School District, Series
2026, GO, 4.50%, 08/15/56 (PSF) ...... 4,500 4,200,687
County of Bexar
Series 2019 , GO , 4.00% , 06/15/39 ...... 3,905 3,792,413
Series 2017 , GO , 4.00% , 06/15/41 ...... 2,035 1,875,127
Series 2023 , GO , 4.00% , 06/15/46 ...... 5,000 4,509,331
County of Collin, Series 2026, GO,
5.00%, 02/15/45 ................. 1,250 1,306,541
County of Dallas, GO, 5.00%, 08/15/56 .... 5,000 5,077,538
County of Ector, GO, 4.00%, 02/15/47 ..... 38,525 35,076,916
County of Harris
Series 2025A , GO , 5.00% , 09/15/30 ..... 1,335 1,444,333
Series 2016A , RB , 5.00% , 08/15/31 ..... 2,000 2,002,866
Series 2024A , GO , 5.00% , 09/15/31 ..... 4,500 4,927,478
Series 2025A , GO , 5.00% , 09/15/31 ..... 6,000 6,569,971
Series 2024A , GO , 5.00% , 09/15/32 ..... 5,000 5,525,853
Series 2024A , GO , 5.00% , 09/15/33 ..... 10,000 11,134,827
Series 2024A , GO , 5.00% , 09/15/34 ..... 5,935 6,633,027
Series 2016A , RB , 5.00% , 08/15/41 ..... 3,505 3,507,553
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2024 , GO , 4.00% , 09/15/49 ...... USD 5,000 $ 4,472,417
Series 2024 , GO , 5.00% , 09/15/54 ...... 2,145 2,167,692
Series 2026A , GO , 5.00% , 09/15/56 ..... 2,000 2,024,784
Series 2026A , GO , 5.25% , 09/15/56 ..... 2,500 2,580,206
County of Harris Toll Road
Series 2018A , RB , 5.00% , 08/15/31 ..... 2,000 2,059,251
Series 2018A , RB , 5.00% , 08/15/32 ..... 3,000 3,083,611
Series 2018A , RB , 5.00% , 08/15/43 ..... 4,125 4,174,355
Series 2021 , RB , 4.00% , 08/15/45 ...... 2,090 1,887,186
Series 2024A , RB , 5.25% , 08/15/49 ..... 11,400 11,794,246
Series 2024A , RB , 4.00% , 08/15/54 ..... 22,235 18,793,444
County of Hays, Series 2026, GO,
4.50%, 02/15/51 ................. 3,000 2,825,693
County of Montgomery, Series 2025A, GO,
5.00%, 03/01/31 ................. 8,000 8,681,856
County of Travis, GO, 5.00%, 03/01/30 ..... 15,580 16,664,027
County of Williamson
Series 2021 , GO , 4.00% , 02/15/27 ...... 22,320 22,472,334
Series 2020 , GO , 5.00% , 02/15/29 ...... 1,005 1,057,948
GO , 5.00% , 02/15/32 ............... 6,770 7,401,136
Series 2020 , GO , 4.00% , 02/15/33 ...... 11,240 11,384,535
GO , 5.00% , 02/15/33 ............... 5,000 5,504,632
Crowley Independent School District
Series 2024 , GO , 5.00% , 02/01/49 ( PSF ) .. 8,790 8,972,330
Series 2025 , GO , 5.25% , 02/01/56 ( PSF ) .. 2,500 2,577,070
Cypress-Fairbanks Independent School District
Series 2023A , GO , 5.00% , 02/15/27 ( PSF ) 1,930 1,951,857
Series 2026 , GO , 5.00% , 02/15/27 ( PSF ) .. 5,000 5,056,624
Series 2026 , GO , 5.00% , 02/15/28 ( PSF ) .. 4,500 4,659,296
Series 2023 , GO , 5.00% , 02/15/31 ( PSF ) .. 10,105 10,971,215
Series 2025 , GO , 5.00% , 02/15/35 ( PSF ) .. 10,775 12,040,129
Series 2019 , GO , 4.00% , 02/15/38 ( PSF ) .. 2,915 2,906,038
Series 2026 , GO , 5.00% , 02/15/38 ( PSF ) .. 2,000 2,230,335
Series 2026 , GO , 5.00% , 02/15/39 ( PSF ) .. 4,000 4,437,724
Series 2026 , GO , 5.00% , 02/15/40 ( PSF ) .. 1,000 1,099,820
Series 2018 , GO , 4.00% , 02/15/43 ( PSF ) .. 5,000 4,713,839
Series 2024B , GO , 5.00% , 02/15/43 ( PSF ) 1,500 1,573,130
Dallas Area Rapid Transit
Series 2007 , RB , 5.25% , 12/01/28 ( AMBAC ) 250 264,093
Series 2007 , RB , 5.25% , 12/01/29 ( AMBAC ) 1,050 1,130,530
Series 2019 , RB , 5.00% , 12/01/31 ...... 10,020 10,635,358
Series 2019 , RB , 5.00% , 12/01/32 ...... 5,000 5,288,195
Series 2019 , RB , 5.00% , 12/01/33 ...... 2,825 2,977,978
Series 2016B , RB , 4.00% , 12/01/35 ..... 8,000 7,989,651
Series 2021B , RB , 4.00% , 12/01/51 ..... 14,405 12,494,952
Dallas Fort Worth International Airport
Series 2020A , RB , 5.00% , 11/01/27 ..... 1,000 1,027,142
Series 2022B , RB , 5.00% , 11/01/27 ..... 2,000 2,054,284
Series 2022B , RB , 5.00% , 11/01/29 ..... 2,000 2,129,124
Series 2023B , RB , 5.00% , 11/01/29 ..... 5,000 5,322,811
Series 2020A , RB , 5.00% , 11/01/30 ..... 1,000 1,079,304
Series 2020A , RB , 5.00% , 11/01/32 ..... 1,000 1,071,034
Series 2020A , RB , 4.00% , 11/01/34 ..... 250 253,043
Series 2020B , RB , 4.00% , 11/01/34 ..... 9,500 9,615,623
Series 2020A , RB , 4.00% , 11/01/35 ..... 5,160 5,198,984
Series 2020B , RB , 4.00% , 11/01/35 ..... 2,000 2,015,110
Series 2023B , RB , 5.00% , 11/01/36 ..... 1,000 1,086,594
Series 2024 , RB , 5.00% , 11/01/39 ...... 3,250 3,466,605
Series 2023B , RB , 5.00% , 11/01/39 ..... 2,750 2,913,899
Series 2022B , RB , 5.00% , 11/01/40 ..... 5,000 5,233,799
Series 2024 , RB , 5.00% , 11/01/42 ...... 5,060 5,308,653
Series 2021B , RB , 5.00% , 11/01/43 ..... 18,380 18,944,819
Series 2024 , RB , 5.00% , 11/01/44 ...... 8,500 8,822,410
Series 2021B , RB , 4.00% , 11/01/45 ..... 7,400 6,677,387
Series 2022B , RB , 4.00% , 11/01/45 ..... 20,120 18,415,651

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2021A , RB , 4.00% , 11/01/46 ..... USD 2,600 $ 2,348,862
Series 2023B , RB , 5.00% , 11/01/47 ..... 1,750 1,794,759
Series 2024 , RB , 5.25% , 11/01/48 ...... 10,250 10,676,671
Series 2024 , RB , 4.00% , 11/01/49 ...... 8,515 7,482,308
Series 2022B , RB , 5.00% , 11/01/50 ..... 5,000 5,065,352
Series 2025B , RB , 5.25% , 11/01/50 ..... 5,000 5,180,359
Series 2025B , RB , 5.25% , 11/01/56 ..... 3,000 3,081,203
Dallas Independent School District
Series 2025A, Sub-Series A-2 , GO , VRDN,
5.00% , 02/15/27 ( PSF )
(b)
........... 2,005 2,025,862
Series 2025A, Sub-Series A-2 , VRDN,
5.00% , 02/15/27
(b)
............... 10,975 11,081,278
Series 2021A , GO , 5.00% , 02/15/28 ( PSF ) 4,940 5,112,716
Series 2025A, Sub-Series 2025A-3 , GO ,
VRDN, 5.00% , 02/15/28 ( PSF )
(b)
..... 15,410 15,877,281
Series 2025A, Sub-Series 2025A-4 , GO ,
VRDN, 5.00% , 02/15/29 ( PSF )
(b)
..... 2,800 2,914,700
Series 2026B , GO , VRDN, 5.00% , 02/15/30
( PSF )
(b)
...................... 6,225 6,590,926
Series 2025A, Sub-Series A-6 , GO , VRDN,
5.00% , 02/15/31 ( PSF )
(b)
........... 3,110 3,336,243
Series 2019B , GO , 4.00% , 02/15/33 ( PSF ) 3,000 3,043,093
Series 2026A , GO , 5.00% , 02/15/36 ( PSF ) 2,500 2,765,146
Series 2019B , GO , 3.00% , 02/15/37 ( PSF ) 5,000 4,436,267
Series 2026A , GO , 5.00% , 02/15/39 ( PSF ) 4,250 4,573,332
Series 2026A , GO , 5.00% , 02/15/41 ( PSF ) 7,500 7,919,157
Series 2026A , GO , 5.00% , 02/15/42 ( PSF ) 19,515 20,519,509
Series 2026A , GO , 5.00% , 02/15/43 ( PSF ) 3,000 3,153,925
Series 2026A , GO , 5.00% , 02/15/44 ( PSF ) 1,150 1,205,682
Series 2026A , GO , 4.25% , 02/15/47 ( PSF ) 2,500 2,378,703
Series 2024 , GO , 4.00% , 02/15/54 ( PSF ) .. 20,140 17,433,700
Series 2025B , GO , 4.00% , 02/15/55 ( PSF ) 40,000 34,682,416
Series 2026A , GO , 4.38% , 02/15/56 ( PSF ) 7,500 7,049,756
Series 2026A , GO , 5.00% , 02/15/56 ( PSF ) 5,000 5,072,047
Denton Independent School District
Series B1 , GO , VRDN, 4.00% , 08/15/28
( PSF )
(b)
...................... 9,145 9,307,912
Series B2 , GO , VRDN, 4.00% , 08/15/30
( PSF )
(b)
...................... 4,570 4,683,309
Series 2023 , GO , 5.00% , 08/15/35 ( PSF ) .. 5,500 6,040,694
Series 2023 , GO , 5.00% , 08/15/37 ( PSF ) .. 2,000 2,159,243
Series 2023 , GO , 5.00% , 08/15/38 ( PSF ) .. 1,000 1,070,589
Series 2023 , GO , 5.00% , 08/15/39 ( PSF ) .. 3,015 3,194,208
Series 2020 , GO , 3.00% , 08/15/41 ( PSF ) .. 575 460,742
Series 2023 , GO , 5.00% , 08/15/42 ( PSF ) .. 2,965 3,097,297
Series 2023 , GO , 5.00% , 08/15/53 ( PSF ) .. 11,890 12,023,073
Dripping Springs Independent School District,
Series 2025, GO, 5.00%, 02/15/50 (PSF) .. 3,155 3,203,673
Eagle Mountain & Saginaw Independent School
District
Series 2025A , GO , 5.00% , 08/15/33 ( PSF ) 3,250 3,603,907
Series 2025 , GO , 5.25% , 08/15/50 ( PSF ) .. 14,885 15,615,318
Eagle Pass Independent School District
Series 2026 , GO , 5.00% , 08/15/51 ( PSF ) .. 1,500 1,538,310
Series 2026 , GO , 5.00% , 08/15/56 ( PSF ) .. 2,165 2,194,194
East Montgomery County Improvement District
Sales Tax, Series 2024, RB, 5.25%, 08/15/49
(AGC) ....................... 4,650 4,817,050
Elgin Independent School District, Series 2024,
GO, 5.00%, 08/01/54 (PSF) .......... 4,745 4,799,735
Fort Bend Independent School District
Series 2024B , GO , VRDN, 4.00% , 08/01/27
( PSF )
(b)
...................... 20,810 20,999,440
Series 2026B , GO , VRDN, 3.13% , 08/01/29
( PSF )
(b)
...................... 3,460 3,433,965
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2018 , GO , 5.00% , 08/15/30 ( PSF ) .. USD 3,360 $ 3,422,641
Series 2026A , GO , 4.50% , 08/15/56 ( PSF ) 5,000 4,697,196
Fort Worth Independent School District
Series 2025A , GO , 5.00% , 02/15/29 ( PSF ) 4,000 4,220,044
Series 2018 , GO , 5.00% , 02/15/43 ( PSF ) .. 5,000 5,017,109
Series 2020 , GO , 2.25% , 02/15/45 ( PSF ) .. 2,200 1,468,112
Series 2024 , GO , 5.00% , 02/15/49 ( PSF ) .. 6,000 6,150,871
Frenship Independent School District, Series
2025, GO, 5.00%, 02/15/55 (PSF) ...... 8,465 8,559,108
Frisco Independent School District
Series 2025A , GO , 5.00% , 02/15/31 ( PSF ) 4,750 5,146,848
Series 2025A , GO , 5.00% , 02/15/32 ( PSF ) 4,000 4,377,321
Series 2025B , GO , 5.00% , 02/15/34 ( PSF ) 8,250 9,127,594
Series 2019 , GO , 4.00% , 08/15/49 ( PSF ) .. 2,285 2,055,322
Garland Independent School District, Series
2023A, GO, 5.00%, 02/15/48 (PSF) ..... 24,015 24,579,564
Georgetown Independent School District
Series 2025 , GO , 5.00% , 02/15/35 ( PSF ) .. 8,000 8,926,850
Series 2025 , GO , 5.50% , 02/15/36 ( PSF ) .. 5,000 5,727,342
Series 2024 , GO , 5.00% , 02/15/54 ( PSF ) .. 13,750 13,898,980
Grand Parkway Transportation Corp.
Series 2018A , RB , 5.00% , 10/01/35 ..... 7,860 8,067,417
Series 2018A , RB , 5.00% , 10/01/36 ..... 8,000 8,195,486
Series 2018A , RB , 5.00% , 10/01/38 ..... 8,000 8,164,306
Series 2018A , RB , 5.00% , 10/01/43 ..... 11,180 11,345,964
Series 2020C , RB , 4.00% , 10/01/45 ..... 23,400 21,076,368
Series 2018A , RB , 5.00% , 10/01/48 ..... 17,010 17,201,679
Series 2020C , RB , 4.00% , 10/01/49 ..... 25,995 22,525,671
Series 2020C , RB , 4.00% , 10/01/49 ( AGM-
CR ) ......................... 9,900 8,702,430
Series 2020C , RB , 3.00% , 10/01/50 ..... 2,000 1,367,457
Grand Prairie Independent School District,
Series 2026A, GO, 5.00%, 02/15/32 (PSF) . 11,000 12,037,633
Grapevine-Colleyville Independent School
District, Series 2025, GO, 5.00%, 08/15/31
(PSF) ....................... 9,595 10,481,950
Grayson County Junior College District, Series
2024, GO, 4.00%, 02/15/49 .......... 8,230 7,205,687
Greenville Independent School District
Series 2026 , GO , 5.00% , 02/15/27 ( PSF ) .. 1,810 1,830,332
Series 2026 , GO , 4.50% , 02/15/56 ( PSF ) .. 5,000 4,787,168
Greenwood Independent School District, Series
2024, GO, 4.00%, 02/15/54 (PSF) ...... 4,000 3,478,838
Harris County Hospital District
Series 2026 , GO , 5.00% , 02/15/46 ...... 4,650 4,803,853
Series 2026 , GO , 5.00% , 02/15/51 ...... 12,000 12,175,711
Series 2026 , GO , 5.25% , 02/15/56 ...... 5,800 5,944,937
Hays Consolidated Independent School District
Series 2017 , GO , 3.25% , 02/15/32 ( PSF ) .. 11,775 11,714,077
Series 2025 , GO , 5.25% , 02/15/43 ( PSF ) .. 3,795 4,045,362
Series 2026A , GO , 5.00% , 08/15/48 ( PSF ) 5,000 5,144,095
Series 2025 , GO , 5.25% , 02/15/50 ( PSF ) .. 10,000 10,391,908
Series 2026A , GO , 5.00% , 08/15/51 ( PSF ) 2,000 2,043,089
Series 2026A , GO , 4.50% , 08/15/56 ( PSF ) 1,000 934,969
Hidalgo County Regional Mobility Authority,
Series A, RB, 0.00%, 12/01/53
(a)
....... 1,635 351,421
Highland Park Independent School District,
Series 2024, GO, 5.00%, 02/15/33 ...... 10,000 11,041,168
Houston Higher Education Finance Corp., Series
2024, RB, 5.00%, 05/15/34 .......... 50,575 56,210,097
Houston Independent School District
Series 2017 , GO , 5.00% , 02/15/28 ( PSF ) .. 1,000 1,011,020
Series 2025A , GO , 5.00% , 02/15/30 ( PSF ) 1,500 1,607,987
Series 2025A , GO , 5.00% , 02/15/31 ( PSF ) 2,500 2,716,481
Series 2017 , GO , 4.00% , 02/15/42 ( PSF ) .. 1,300 1,228,492

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Humble Independent School District
Series 2025 , GO , 5.00% , 02/15/28 ( PSF ) .. USD 5,700 $ 5,886,045
Series 2025 , GO , 5.00% , 02/15/29 ( PSF ) .. 5,250 5,528,564
Series 2025 , GO , 4.00% , 02/15/52 ( PSF ) .. 5,750 5,079,032
Series 2024 , GO , 4.00% , 02/15/54 ( PSF ) .. 10,000 8,724,474
Series 2026A , GO , 5.00% , 02/15/55 ( PSF ) 1,400 1,411,696
Hurst-Euless-Bedford Independent School
District, Series 2024, GO, 4.00%, 08/15/50
(PSF) ....................... 11,200 9,955,717
Irving Independent School District
Series 2023 , GO , 5.00% , 02/15/40 ( PSF ) .. 1,100 1,160,063
Series 2023 , GO , 5.00% , 02/15/41 ( PSF ) .. 6,440 6,751,252
Jarrell Independent School District, Series 2024,
GO, 4.00%, 02/15/54 (PSF) .......... 18,740 16,247,278
Judson Independent School District
Series 2024 , GO , 5.00% , 02/01/49 ( PSF ) .. 6,060 6,227,774
Series 2024 , GO , 5.00% , 02/01/53 ( PSF ) .. 3,000 3,048,102
Katy Independent School District
Series 2025 , GO , 5.00% , 02/15/27 ( PSF ) .. 5,800 5,861,449
Series 2025 , GO , 5.00% , 02/15/28 ( PSF ) .. 2,000 2,067,020
Series 2022 , GO , 4.00% , 02/15/47 ( PSF ) .. 10,515 9,652,344
Series 2018 , GO , 4.00% , 02/15/48 ( PSF ) .. 3,650 3,288,537
Klein Independent School District
Series 2025 , GO , 5.00% , 08/01/27 ( PSF ) .. 1,540 1,572,617
Series 2025 , GO , 5.00% , 08/01/30 ( PSF ) .. 1,250 1,346,457
Series 2025 , GO , 5.00% , 08/01/32 ( PSF ) .. 5,000 5,484,456
Series 2025 , GO , 5.00% , 08/01/34 ( PSF ) .. 5,000 5,563,686
Series 2023 , GO , 4.00% , 08/01/45 ( PSF ) .. 10,000 9,314,229
Lamar Consolidated Independent School District
Series 2024A , GO , 5.00% , 02/15/31 ( PSF ) 3,500 3,801,549
Series 2026 , GO , 5.00% , 02/15/45 ( PSF ) .. 1,000 1,044,607
Series 2026 , GO , 5.00% , 02/15/46 ( PSF ) .. 1,000 1,038,668
Series 2018 , GO , 4.00% , 02/15/50 ( PSF ) .. 3,000 2,680,488
Series 2021 , GO , 3.00% , 02/15/51 ( PSF ) .. 6,485 4,489,250
Series 2023 , GO , 4.00% , 02/15/53 ...... 15,000 12,703,092
Series 2024 , GO , 4.00% , 02/15/54 ( PSF ) .. 7,975 6,957,768
Series 2026 , GO , 5.00% , 02/15/56 ( PSF ) .. 4,500 4,544,648
Series 2026 , GO , 5.00% , 02/15/59 ( PSF ) .. 3,000 3,020,719
Leander Independent School District
Series 2026A , GO , 5.00% , 08/15/27 ( PSF ) 3,825 3,910,395
Series 2025A , GO , 0.00% , 08/15/35 ( PSF )
(a)
3,160 2,235,153
Series 2025A , GO , 5.00% , 08/15/37 ( PSF ) 13,000 14,276,359
Series 2025A , GO , 5.00% , 08/15/38 ( PSF ) 11,000 11,972,727
Series 2025A , GO , 5.00% , 08/15/39 ( PSF ) 5,500 5,926,849
Series 2025A , GO , 5.00% , 08/15/40 ( PSF ) 2,000 2,136,949
Series 2023 , GO , 5.00% , 02/15/48 ( PSF ) .. 12,000 12,322,592
Series 2025A , GO , 5.00% , 08/15/55 ( PSF ) 11,540 11,652,334
Lewisville Independent School District
Series 2016A , GO , 4.00% , 08/15/27 ( PSF ) 4,965 4,970,065
Series 2025 , GO , 5.00% , 08/15/28 ( PSF ) .. 1,100 1,149,491
Series 2023 , GO , 5.00% , 08/15/30 ( PSF ) .. 11,190 12,051,045
Series 2024 , GO , 5.00% , 08/15/36 ( PSF ) .. 5,570 6,073,239
Series 2024 , GO , 5.00% , 08/15/38 ( PSF ) .. 5,195 5,574,828
Series 2025 , GO , 5.00% , 08/15/39 ( PSF ) .. 2,250 2,408,019
Series 2024 , GO , 5.00% , 08/15/40 ( PSF ) .. 6,000 6,331,504
Series 2025 , GO , 5.00% , 08/15/40 ( PSF ) .. 1,795 1,906,283
Series 2024 , GO , 5.00% , 08/15/44 ( PSF ) .. 9,220 9,592,066
Longview Independent School District, Series
2024, GO, 4.00%, 02/15/49 (PSF) ...... 5,215 4,730,166
Lower Colorado River Authority
Series 2026 , RB , 5.00% , 05/15/28 ...... 5,250 5,443,909
Series 2021 , RB , 5.00% , 05/15/28 ...... 1,000 1,036,935
Series 2026 , RB , 5.00% , 05/15/30 ...... 5,000 5,350,064
Series 2025 , RB , 5.00% , 05/15/30 ...... 4,250 4,547,554
Series 2025A , RB , 5.00% , 05/15/31 ..... 4,000 4,329,074
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2025 , RB , 5.00% , 05/15/31 ...... USD 8,100 $ 8,766,374
Series 2025B , RB , VRDN, 5.00% , 05/15/32
(b)
8,000 8,595,670
Series 2026A , RB , 5.00% , 05/15/35 ..... 2,250 2,485,344
Series 2024 , RB , 5.00% , 05/15/35 ...... 5,905 6,397,116
Series 2025A , RB , 5.00% , 05/15/35 ..... 3,250 3,589,941
Series 2025A , RB , 5.00% , 05/15/36 ( BAM ) 9,000 9,915,877
Series 2024 , RB , 5.00% , 05/15/36 ...... 2,000 2,156,041
Series 2024 , RB , 5.00% , 05/15/37 ...... 3,000 3,205,889
Series 2026A , RB , 5.00% , 05/15/37 ..... 1,500 1,628,934
Series 2024 , RB , 5.00% , 05/15/38 ...... 2,125 2,253,459
Series 2026A , RB , 5.00% , 05/15/39 ..... 4,460 4,759,327
Series 2024 , RB , 5.00% , 05/15/39 ...... 2,750 2,897,672
Series 2021 , RB , 5.00% , 05/15/39 ...... 2,000 2,062,868
Series 2025A , RB , 5.00% , 05/15/39 ( BAM ) 5,000 5,354,495
Series 2025A , RB , 5.00% , 05/15/40 ( BAM ) 3,000 3,186,820
Series 2026A , RB , 5.00% , 05/15/40 ..... 1,250 1,323,155
Series 2026A , RB , 5.00% , 05/15/41 ..... 2,000 2,105,201
Series 2021 , RB , 5.00% , 05/15/41 ...... 3,500 3,586,573
Series 2018 , RB , 5.00% , 05/15/43 ...... 1,000 1,010,033
Series 2026A , RB , 5.00% , 05/15/44 ..... 5,000 5,206,608
Series 2026 , RB , 5.00% , 05/15/45 ...... 1,500 1,547,972
Series 2026A , RB , 5.00% , 05/15/45 ..... 5,000 5,174,610
Series 2026 , RB , 5.00% , 05/15/46 ...... 1,260 1,294,003
Series 2026A , RB , 5.00% , 05/15/46 ..... 2,500 2,573,650
Series 2026 , RB , 5.00% , 05/15/47 ...... 2,380 2,434,345
Series 2026A , RB , 5.00% , 05/15/47 ..... 2,275 2,331,698
Series 2024A , RB , 5.00% , 05/15/49 ..... 27,365 27,854,825
Series 2025 , RB , 5.00% , 05/15/50 ...... 5,000 5,056,854
Series 2026 , RB , 5.00% , 05/15/51 ...... 6,640 6,715,129
Series 2022A , RB , 6.00% , 05/15/52 ..... 10,000 10,544,109
Series 2024A , RB , 5.00% , 05/15/54 ..... 10,000 10,098,951
Series 2025A , RB , 5.50% , 05/15/55 ( BAM ) 13,565 14,296,147
Series 2026A , RB , 5.00% , 05/15/56 ..... 5,000 5,019,473
Mabank Independent School District, Series
2024, GO, 4.00%, 08/15/49 (PSF) ...... 5,230 4,664,119
Magnolia Independent School District, Series
2023, GO, 4.00%, 08/15/47 .......... 10,800 9,579,598
Manor Independent School District, Series 2020,
GO, 3.00%, 08/01/50 (PSF) .......... 13,905 9,583,436
Medina Valley Independent School District,
Series 2023, GO, 4.00%, 02/15/53 (PSF) .. 18,480 16,111,685
Melissa Independent School District, Series
2024, GO, 4.00%, 02/01/54 (PSF) ...... 8,750 7,587,520
Mesquite Independent School District, Series
2025, GO, 5.00%, 08/15/44 (PSF) ...... 3,400 3,579,350
Midland County Fresh Water Supply District No.
1, Series 2012A, RB, 0.00%, 09/15/34
(a)
.. 1,250 871,459
Midland Independent School District
Series 2024 , GO , 5.00% , 02/15/35 ( PSF ) .. 6,150 6,721,324
Series 2024 , GO , 4.00% , 02/15/54 ( PSF ) .. 23,595 20,617,802
Montgomery County Toll Road Authority, Series
2026, RB, 5.00%, 09/15/56
(c)
......... 1,875 1,867,310
New Hope Higher Education Finance Corp.
Series 2026A , RB , 5.00% , 03/15/51 ..... 5,000 5,028,710
Series 2026A , RB , 5.00% , 03/15/55 ..... 15,150 15,129,878
North East Independent School District, Series
2007, GO, 5.25%, 02/01/27 (PSF) ...... 530 535,979
North Texas Municipal Water District Upper East
Fork Wastewater Interceptor System, Series
2024, RB, 4.00%, 06/01/51 .......... 20,860 18,078,613
North Texas Municipal Water District Water
System
Series 2021A , RB , 5.00% , 09/01/26 ..... 15,200 15,200,000
Series 2025 , RB , 5.00% , 09/01/26 ...... 2,725 2,725,000
Series 2021A , RB , 5.00% , 09/01/27 ..... 6,000 6,142,924

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2025 , RB , 5.00% , 09/01/27 ...... USD 805 $ 824,176
Series 2021A , RB , 5.00% , 09/01/28 ..... 3,500 3,654,628
Series 2025 , RB , 5.00% , 09/01/31 ...... 2,810 3,058,170
Series 2025 , RB , 5.00% , 09/01/32 ...... 8,000 8,779,346
Series 2025 , RB , 5.00% , 09/01/36 ...... 4,000 4,382,638
Series 2025 , RB , 5.00% , 09/01/38 ...... 4,280 4,608,267
Series 2025 , RB , 5.00% , 09/01/41 ...... 3,000 3,161,439
Series 2016 , RB , 4.00% , 09/01/46 ...... 6,000 5,425,145
North Texas Tollway Authority
Series 2019B , RB , 5.00% , 01/01/27 ..... 2,505 2,524,865
Series 2019B , RB , 5.00% , 01/01/28 ..... 3,855 3,968,519
Series 2019B , RB , 5.00% , 01/01/29 ..... 1,700 1,786,208
Series 2024B , RB , 5.00% , 01/01/30 ..... 6,510 6,942,281
Series 2008D , RB , 0.00% , 01/01/31
(a)
.... 965 838,313
Series 2024A , RB , 5.00% , 01/01/31 ..... 3,750 4,067,993
Series 2023B , RB , 5.00% , 01/01/31 ..... 8,500 9,174,027
Series 2025B , RB , 5.00% , 01/01/31 ..... 2,400 2,590,314
Series 2024A , RB , 5.00% , 01/01/32 ..... 2,000 2,193,514
Series 2024B , RB , 5.00% , 01/01/32 ..... 18,205 19,835,338
Series 2008D , RB , 0.00% , 01/01/33
(a)
.... 38,450 30,835,531
Series 2021B , RB , 4.00% , 01/01/33 ..... 2,000 2,031,448
Series 2024B , RB , 5.00% , 01/01/33 ..... 10,000 10,976,722
Series 2008D , RB , 0.00% , 01/01/34
(a)
.... 2,900 2,230,338
Series 2024B , RB , 5.00% , 01/01/34 ..... 1,590 1,754,993
Series 2024A , RB , 5.00% , 01/01/34 ..... 7,940 8,823,828
Series A , RB , 5.00% , 01/01/34 ......... 11,500 12,674,374
Series 2008D , RB , 0.00% , 01/01/35
(a)
.... 14,800 10,851,816
Series 2021B , RB , 4.00% , 01/01/35 ..... 2,545 2,559,105
Series A , RB , 5.00% , 01/01/35 ......... 2,900 3,023,832
Series 2008D , RB , 0.00% , 01/01/36
(a)
.... 44,800 31,248,999
Series 2019A , RB , 4.00% , 01/01/36 ..... 11,300 11,320,338
Series 2020A , RB , 4.00% , 01/01/36 ..... 2,000 2,003,600
Series A , RB , 5.00% , 01/01/36 ......... 1,000 1,004,636
Series 2008D , RB , 0.00% , 01/01/37
(a)
.... 3,250 2,155,190
Series 2019A , RB , 4.00% , 01/01/37 ..... 5,000 4,973,988
Series A , RB , 4.00% , 01/01/37 ......... 11,240 11,181,526
Series 2024B , RB , 5.00% , 01/01/37 ..... 1,250 1,344,206
Series 2011B , RB , 0.00% , 09/01/37
(a)
.... 1,620 856,262
Series 2008D , RB , 0.00% , 01/01/38 ( AGC )
(a)
3,000 1,885,320
Series 2019A , RB , 5.00% , 01/01/38 ..... 21,820 22,389,803
Series 2021B , RB , 4.00% , 01/01/39 ..... 2,500 2,371,144
Series A , RB , 5.00% , 01/01/39 ......... 2,500 2,535,748
Series 2025A , RB , 5.00% , 01/01/39 ..... 1,000 1,074,255
Series 2021B , RB , 4.00% , 01/01/40 ..... 4,000 3,690,076
Series 2021B , RB , 4.00% , 01/01/41 ..... 1,150 1,041,045
Series 2024A , RB , 5.00% , 01/01/41 ..... 5,000 5,255,212
Series 2024A , RB , 5.25% , 01/01/42 ..... 4,000 4,256,570
Series A , RB , 4.00% , 01/01/43 ......... 15,615 14,077,602
Series B , RB , 5.00% , 01/01/43 ......... 1,750 1,754,469
Series A , RB , 5.00% , 01/01/43 ......... 5,490 5,546,894
Series 2011B , RB , 0.00% , 09/01/43
(a)
.... 2,500 842,186
Series 2011C , RB , 7.00% , 09/01/43 ..... 500 579,253
Series 2019A , RB , 4.00% , 01/01/44 ..... 2,030 1,821,787
Series 2024A , RB , 5.25% , 01/01/44 ..... 2,000 2,118,779
Series 2024A , RB , 5.00% , 01/01/45 ..... 2,750 2,847,536
Series 2011C , RB , 6.75% , 09/01/45 ..... 500 583,542
Series 2018 , RB , 5.00% , 01/01/48 ...... 1,000 1,007,087
Series A , RB , 5.00% , 01/01/48 ......... 6,100 6,141,662
Series B , RB , 5.00% , 01/01/48 ......... 1,750 1,754,287
Series 2018 , RB , 4.25% , 01/01/49 ...... 1,500 1,339,263
Northside Independent School District
Series 2020 , GO , VRDN, 3.55% , 06/01/28
( PSF )
(b)
...................... 5,665 5,694,736
Series 2023B , GO , VRDN, 3.10% , 08/01/29
( PSF )
(b)
...................... 4,690 4,662,958
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2026 , GO , 5.00% , 08/15/35 ( PSF ) .. USD 1,220 $ 1,362,505
Series 2026 , GO , 4.38% , 08/15/56 ( PSF ) .. 3,965 3,641,506
Northwest Independent School District
Series 2023 , GO , 5.00% , 02/15/48 ( PSF ) .. 18,500 18,834,954
Series 2024A , GO , 5.00% , 02/15/49 ( PSF ) 5,750 5,858,604
Series 2025 , GO , 5.25% , 02/15/55 ( PSF ) .. 54,990 56,584,540
Pasadena Independent School District, Series
2018, GO, 4.00%, 02/15/44 (PSF) ...... 1,250 1,161,258
Pearland Independent School District
Series 2025 , GO , 5.00% , 02/15/31 ( PSF ) .. 6,300 6,823,609
Series 2025 , GO , 5.00% , 02/15/32 ( PSF ) .. 4,000 4,373,121
Pecos Barstow Toyah Independent School
District, Series 2024, GO, 4.00%, 02/15/43
(PSF) ....................... 4,285 4,001,855
Permanent University Fund - Texas A&M
University System
Series 2025A , RB , 5.00% , 07/01/33 ..... 12,900 14,344,351
Series 2023 , RB , 5.00% , 07/01/41 ...... 13,245 13,824,034
Permanent University Fund - University of Texas
System
Series 2022A , RB , 5.00% , 07/01/27 ..... 1,000 1,020,745
Series 2022A , RB , 5.00% , 07/01/29 ..... 3,070 3,257,678
Series 2024B , RB , 5.00% , 07/01/33 ..... 8,125 9,018,904
Series 2025A , RB , 5.00% , 07/01/33 ..... 10,000 11,100,189
Series 2022A , RB , 5.00% , 07/01/34 ..... 2,885 3,136,625
Series 2024B , RB , 5.00% , 07/01/35 ..... 5,000 5,593,202
Series 2024A , RB , 5.00% , 07/01/36 ..... 7,655 8,406,649
Series 2024B , RB , 5.00% , 07/01/36 ..... 6,500 7,273,076
Series 2024A , RB , 5.00% , 07/01/37 ..... 5,040 5,485,630
Series 2026A , RB , 5.25% , 07/01/37 ..... 3,000 3,417,277
Series 2024B , RB , 5.00% , 07/01/38 ..... 5,000 5,402,089
Series 2026A , RB , 5.25% , 07/01/38 ..... 3,000 3,410,060
Series 2026A , RB , 5.25% , 07/01/39 ..... 1,500 1,696,401
Series 2025A , RB , 5.00% , 07/01/42 ..... 3,260 3,453,017
Series 2024A , RB , 4.00% , 07/01/53 ..... 3,500 3,039,216
Pflugerville Independent School District, Series
2023A, GO, 5.00%, 02/15/35 ......... 4,090 4,394,084
Plano Independent School District
Series 2025 , GO , 5.00% , 02/15/27 ( PSF ) .. 6,510 6,580,159
Series 2025B , GO , 5.00% , 02/15/27 ( PSF ) 3,095 3,128,355
Series 2025 , GO , 5.00% , 02/15/28 ( PSF ) .. 5,580 5,767,795
Series 2025B , GO , 5.00% , 02/15/28 ( PSF ) 4,500 4,651,448
Series 2025B , GO , 5.00% , 02/15/29 ( PSF ) 10,000 10,554,994
Series 2025 , GO , 4.00% , 02/15/43 ( PSF ) .. 4,155 3,982,577
Series 2025 , GO , 4.00% , 02/15/44 ( PSF ) .. 5,000 4,742,979
Series 2025 , GO , 4.00% , 02/15/45 ( PSF ) .. 4,135 3,892,588
Port Authority of Houston of Harris County Texas
Series 2020A-2 , GO , 3.00% , 10/01/39 .... 5,000 4,071,915
Series 2023 , RB , 5.00% , 10/01/48 ...... 8,620 8,740,688
Series 2023 , RB , 5.00% , 10/01/53 ...... 24,000 24,149,467
Princeton Independent School District, Series
2025, GO, 5.00%, 02/15/50 (PSF) ...... 1,650 1,687,293
Prosper Independent School District
Series 2024 , GO , 4.00% , 02/15/54 ( PSF ) .. 17,790 15,496,460
Series 2024A , GO , 4.00% , 02/15/54 ( PSF ) 40,970 35,688,025
Series 2025 , GO , 5.25% , 02/15/55 ( PSF ) .. 10,000 10,381,386
Series 2026 , GO , 5.25% , 02/15/55 ( PSF ) .. 5,000 5,201,137
Richardson Independent School District
Series 2026 , GO , 5.00% , 02/15/27 ( PSF ) .. 970 980,896
Series 2026A , GO , 5.00% , 02/15/27 ( PSF ) 1,705 1,724,153
Series 2019 , GO , 5.00% , 02/15/30 ( PSF ) .. 1,905 1,963,407
Series 2026A , GO , 5.00% , 02/15/43 ( PSF ) 4,000 4,211,037
Series 2026A , GO , 5.00% , 02/15/44 ( PSF ) 2,500 2,617,438
Series 2026A , GO , 5.00% , 02/15/45 ( PSF ) 3,000 3,124,960
Series 2021 , GO , 4.00% , 02/15/46 ( PSF ) .. 2,000 1,849,690

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2026A , GO , 5.00% , 02/15/46 ( PSF ) USD 750 $ 777,042
Series 2026A , GO , 4.75% , 02/15/51 ( PSF ) 5,000 4,886,881
Series 2026 , GO , 5.00% , 02/15/51 ( PSF ) .. 2,500 2,543,094
Rockwall Independent School District, Series
2023, GO, 4.00%, 02/15/53 (PSF) ...... 16,775 14,602,658
Round Rock Independent School District
Series 2019A , GO , 5.00% , 08/01/31 ( PSF ) 4,000 4,222,411
Series 2019A , GO , 3.00% , 08/01/33 ( PSF ) 4,480 4,270,537
Series 2026A , GO , 5.00% , 08/01/46 ( PSF ) 750 780,999
San Angelo Independent School District, Series
2025, GO, 5.25%, 02/15/55 (PSF) ...... 15,000 15,487,523
San Antonio Independent School District
Series 2018 , GO , 5.00% , 08/15/48 ( PSF ) .. 4,680 4,681,183
Series 2026 , GO , 5.00% , 08/15/51 ( PSF ) .. 3,000 3,083,677
Series 2022 , GO , 5.00% , 08/15/52 ( PSF ) .. 3,000 3,047,045
Series 2026 , GO , 4.50% , 08/15/56 ( PSF ) .. 5,000 4,689,729
San Antonio Public Facilities Corp., Series 2012,
RB, 4.00%, 09/15/42 .............. 6,600 6,051,562
San Antonio Water System
Series 2025D , RB , VRDN, ( TD Bank NA
SBPA ), 2.90% , 09/02/26
(b)
.......... 69,750 69,750,000
Series 2016C , RB , 5.00% , 05/15/33 ..... 10,500 10,536,713
Series 2016C , RB , 5.00% , 05/15/34 ..... 3,245 3,255,794
Series 2016C , RB , 5.00% , 05/15/35 ..... 1,800 1,805,543
Series 2025A , RB , 5.00% , 05/15/36 ..... 3,500 3,869,937
Series 2025A , RB , 5.00% , 05/15/37 ..... 3,500 3,833,410
Series 2025A , RB , 5.00% , 05/15/38 ..... 2,500 2,712,060
Series 2025A , RB , 5.00% , 05/15/39 ..... 2,000 2,149,401
Series 2025C , RB , 5.00% , 05/15/39 ..... 5,500 5,910,853
Series 2015B , RB , 4.00% , 05/15/40 ..... 4,785 4,344,410
Series 2025C , RB , 5.00% , 05/15/45 ..... 1,750 1,832,882
Series 2016C , RB , 5.00% , 05/15/46 ..... 1,660 1,662,194
Series 2020C , RB , 4.00% , 05/15/50 ..... 1,000 865,506
Series 2020A , RB , 5.00% , 05/15/50 ..... 6,000 6,111,103
Series 2021A , RB , 4.00% , 05/15/51 ..... 3,790 3,261,610
San Jacinto Community College District, Series
2019A, GO, 5.00%, 02/15/44 ......... 3,660 3,715,170
San Marcos Consolidated Independent School
District, Series 2023, GO, 5.25%, 08/15/47
(PSF) ....................... 10,000 10,451,202
Schertz-Cibolo-Universal City Independent
School District, Series 2026B, GO, VRDN,
3.13%, 02/01/29 (PSF)
(b)
............ 2,045 2,043,098
Sherman Independent School District
Series 2023B , GO , 5.00% , 02/15/48 ( PSF ) 2,530 2,583,805
Series 2025 , GO , 5.00% , 02/15/53 ( PSF ) .. 2,000 2,032,905
Southwest Independent School District, Series
2023, GO, 4.00%, 02/01/53 (PSF) ...... 15,000 12,990,530
Spring Independent School District, Series 2025,
GO, 5.00%, 08/15/32 (PSF) .......... 6,305 6,936,223
State of Texas
Series 2015A , GO , 5.00% , 10/01/26 ..... 7,000 7,014,043
Series 2024 , GO , 5.00% , 10/01/27 ...... 7,275 7,468,225
Series 2025 , GO , 5.00% , 10/01/28 ...... 7,355 7,704,765
Series 2014-B , GO , VRDN,
2.80% , 10/01/30
(b)
............... 11,350 11,195,301
Series A , GO , 5.00% , 10/01/30 ........ 3,900 3,991,129
Series 2024 , GO , 5.00% , 10/01/31 ...... 14,385 15,759,603
Series B , GO , 5.00% , 10/01/32 ........ 5,825 5,948,841
Series 2024 , GO , 5.00% , 10/01/32 ...... 5,000 5,528,276
Series 2025 , GO , 5.00% , 10/01/33 ...... 3,000 3,334,465
Series A , GO , 5.00% , 10/01/33 ........ 34,100 34,789,134
Series A , GO , 5.00% , 10/01/34 ........ 32,000 32,604,195
Series 2025 , GO , 5.00% , 10/01/35 ...... 3,000 3,357,215
Series 2025 , GO , 5.00% , 10/01/36 ...... 2,500 2,774,143
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2025B , GO , 5.00% , 08/01/39 ..... USD 1,500 $ 1,607,049
Series 2025 , GO , 5.00% , 10/01/39 ...... 2,500 2,696,167
Series 2022B , GO , 5.00% , 08/01/40 ..... 3,000 3,001,727
Series 2025 , GO , 5.00% , 10/01/40 ...... 12,000 12,844,459
Series 2025 , GO , 5.00% , 10/01/41 ...... 14,990 15,967,927
Series 2025 , GO , 5.00% , 10/01/42 ...... 12,000 12,747,406
Series 2024 , GO , 5.00% , 10/01/42 ...... 1,500 1,583,125
Series 2025 , GO , 5.00% , 10/01/43 ...... 9,500 10,049,497
Series 2024 , GO , 5.00% , 10/01/43 ...... 5,250 5,520,249
Series A , GO , 4.00% , 10/01/44 ........ 2,000 1,814,404
Series 2025 , GO , 5.00% , 10/01/44 ...... 6,000 6,317,803
Tarrant Regional Water District, Series 2025, RB,
4.25%, 09/01/55 ................. 10,000 9,170,959
Tarrant Regional Water District Water Supply
System, Series 2024, RB, 4.00%, 03/01/54 6,335 5,486,809
Texas A&M University
Series 2024A , RB , 5.00% , 05/15/33 ..... 6,500 7,219,420
Series 2017E , RB , 5.00% , 05/15/34 ..... 5,640 5,715,666
Series 2024A , RB , 5.00% , 05/15/34 ..... 7,000 7,820,254
Series 2024A , RB , 5.00% , 05/15/37 ..... 4,500 4,900,872
Series 2024A , RB , 5.00% , 05/15/41 ..... 7,500 7,926,439
Series 2024A , RB , 5.00% , 05/15/42 ..... 10,000 10,538,700
Texas Department of Transportation State
Highway Fund
Series 2015 , RB , 5.00% , 10/01/26 ...... 4,810 4,819,165
Series 2016A , RB , 5.00% , 10/01/26 ..... 1,260 1,262,380
Series 2016A , RB , 5.00% , 10/01/30 ..... 5,000 5,009,247
Series 2026 , RB , 5.00% , 04/01/31 ...... 23,335 25,442,585
Series 2026 , RB , 5.00% , 04/01/32 ...... 5,000 5,509,979
Series 2024 , RB , 5.00% , 10/01/33 ...... 4,000 4,460,806
Texas State University System
Series 2026A , RB , 5.00% , 03/15/27 ..... 1,000 1,012,371
Series 2017A , RB , 5.00% , 03/15/28 ..... 6,670 6,748,678
Series 2017A , RB , 5.00% , 03/15/31 ..... 1,900 1,922,412
Series 2024 , RB , 5.00% , 03/15/31 ...... 15,000 16,207,388
Series 2026A , RB , 5.00% , 03/15/31 ..... 2,000 2,160,985
Series 2026A , RB , 5.00% , 03/15/32 ..... 2,250 2,456,536
Series 2024 , RB , 5.00% , 03/15/33 ...... 8,065 8,869,078
Series 2026A , RB , 5.00% , 03/15/45 ..... 1,000 1,042,206
Series 2026A , RB , 5.00% , 03/15/46 ..... 1,000 1,036,242
Series 2024 , RB , 5.25% , 03/15/54 ...... 10,050 10,293,949
Series 2026A , RB , 5.25% , 03/15/56 ..... 1,925 1,976,878
Texas Tech University System
Series 2023A , RB , 5.00% , 02/15/31 ..... 11,585 12,555,407
Series 2025A , RB , 4.25% , 02/15/55 ..... 11,910 10,565,873
Texas Transportation Commission
Series 2026 , GO , 5.00% , 04/01/27 ...... 1,665 1,689,198
Series 2024 , GO , 5.00% , 04/01/29 ...... 5,280 5,578,346
Series 2024 , GO , 5.00% , 04/01/30 ...... 15,000 16,098,722
Series 2026 , GO , 5.00% , 04/01/31 ...... 10,835 11,779,138
Series 2024 , GO , 5.00% , 04/01/33 ...... 5,000 5,534,365
Series 2026 , GO , 5.00% , 04/01/34 ...... 5,000 5,566,534
Series 2024 , GO , 5.00% , 04/01/35 ...... 5,000 5,494,492
Series 2024 , GO , 5.00% , 04/01/36 ...... 5,000 5,452,851
Series 2024 , GO , 5.00% , 04/01/42 ...... 6,000 6,278,568
Series 2026 , GO , 5.00% , 04/01/43 ...... 1,680 1,773,784
Texas Transportation Commission State
Highway 249 System, Series 2019A, RB,
5.00%, 08/01/57 ................. 1,750 1,711,454
Texas Transportation Finance Corp.
Series 2025A , RB , 5.00% , 10/01/39 ..... 3,500 3,765,897
Series 2025A , RB , 5.00% , 10/01/40 ..... 5,000 5,339,630
Series 2025A , RB , 5.00% , 10/01/41 ..... 5,250 5,579,458
Series 2025A , RB , 5.00% , 10/01/42 ..... 4,000 4,238,093
Series 2025A , RB , 5.00% , 10/01/43 ..... 14,000 14,772,443

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2025A , RB , 5.00% , 10/01/44 ..... USD 9,315 $ 9,782,508
Series 2025A , RB , 5.00% , 10/01/45 ..... 6,500 6,783,893
Series 2025A , RB , 5.00% , 10/01/50 ..... 5,000 5,136,463
Series 2025A , RB , 5.25% , 10/01/50 ..... 5,000 5,247,211
Series 2025A , RB , 5.25% , 10/01/55 ..... 3,500 3,643,311
Series 2025A , RB , 5.50% , 10/01/55 ..... 10,000 10,630,649
Texas Water Development Board
Series 2021 , RB , 5.00% , 08/01/27 ...... 1,500 1,532,965
Series 2021 , RB , 5.00% , 08/01/28 ...... 1,110 1,159,566
Series 2017A , RB , 5.00% , 04/15/29 ..... 1,000 1,026,773
Series 2018B , RB , 5.00% , 04/15/30 ..... 1,860 1,946,844
Series 2021 , RB , 5.00% , 08/01/30 ...... 1,310 1,413,657
Series A , RB , 5.00% , 10/15/30 ......... 1,000 1,001,688
Series 2018A , RB , 5.00% , 10/15/31 ..... 6,605 6,826,595
Series A , RB , 5.00% , 10/15/31 ......... 1,000 1,001,603
Series 2017A , RB , 5.00% , 10/15/31 ..... 1,000 1,023,810
Series 2017A , RB , 4.00% , 10/15/32 ..... 3,475 3,498,595
Series 2018B , RB , 5.00% , 10/15/32 ..... 5,820 6,062,523
Series 2019A , RB , 3.00% , 10/15/33 ..... 2,000 1,892,475
Series 2017A , RB , 4.00% , 10/15/33 ..... 2,000 2,011,179
Series 2020 , RB , 4.00% , 10/15/33 ...... 3,080 3,139,150
Series 2020 , RB , 4.00% , 08/01/34 ...... 5,000 5,069,679
Series 2019A , RB , 3.00% , 10/15/34 ..... 2,000 1,856,266
Series 2017A , RB , 4.00% , 10/15/34 ..... 1,000 1,004,011
Series 2018B , RB , 4.00% , 10/15/34 ..... 3,000 3,019,388
Series A , RB , 4.00% , 10/15/34 ......... 3,000 3,000,217
Series 2021 , RB , 4.00% , 10/15/35 ...... 4,740 4,808,014
Series 2019A , RB , 4.00% , 10/15/36 ..... 5,775 5,806,094
Series 2022 , RB , 4.45% , 10/15/36 ...... 1,000 1,037,149
Series 2020 , RB , 3.00% , 10/15/37 ...... 2,025 1,766,408
Series 2023A , RB , 5.00% , 10/15/37 ..... 2,565 2,763,459
Series 2018A , RB , 4.00% , 10/15/38 ..... 9,160 9,016,368
Series 2019A , RB , 4.00% , 10/15/38 ..... 1,490 1,476,432
Series 2018B , RB , 5.00% , 10/15/38 ..... 2,130 2,188,313
Series 2020 , RB , 3.00% , 08/01/39 ...... 3,000 2,493,176
Series 2019A , RB , 3.00% , 10/15/39 ..... 2,585 2,136,072
Series 2025 , RB , 4.00% , 10/15/39 ...... 1,750 1,695,787
Series 2020 , RB , 3.00% , 08/01/40 ...... 2,000 1,623,432
Series 2020 , RB , 3.00% , 10/15/40 ...... 3,500 2,826,242
Series 2023A , RB , 4.65% , 10/15/40 ..... 1,995 2,034,643
Series 2024A , RB , 5.00% , 10/15/40 ..... 6,290 6,658,671
Series A , RB , 5.00% , 10/15/40 ......... 890 890,852
Series 2022 , RB , 5.00% , 08/01/41 ...... 28,505 29,689,146
Series 2024A , RB , 4.00% , 10/15/41 ..... 4,725 4,428,391
Series 2023 , RB , 5.00% , 08/01/42 ...... 6,275 6,553,193
Series 2017A , RB , 5.00% , 10/15/42 ..... 2,000 2,022,521
Series 2025 , RB , 5.00% , 10/15/42 ...... 10,000 10,559,619
Series 2018B , RB , 4.00% , 10/15/43 ..... 12,000 11,179,604
Series 2024A , RB , 4.00% , 10/15/43 ..... 4,000 3,680,616
Series 2018A , RB , 5.00% , 10/15/43 ..... 11,750 11,936,078
Series 2019A , RB , 4.00% , 10/15/44 ..... 5,000 4,566,660
Series 2024A , RB , 5.00% , 10/15/44 ..... 7,500 7,833,719
Series 2025 , RB , 5.00% , 10/15/44 ...... 13,350 14,003,907
Series A , RB , 4.00% , 10/15/45 ......... 4,865 4,376,867
Series 2016 , RB , 5.25% , 10/15/46 ...... 2,000 2,002,106
Series 2017A , RB , 5.00% , 10/15/47 ..... 2,500 2,519,738
Series 2023A , RB , 4.88% , 10/15/48 ..... 9,000 9,048,442
Series 2018B , RB , 5.00% , 04/15/49 ..... 35,020 35,469,268
Series 2019A , RB , 4.00% , 10/15/49 ..... 20,445 18,047,466
Series 2024A , RB , 5.00% , 10/15/49 ..... 10,000 10,259,635
Series 2025 , RB , 4.75% , 10/15/50 ...... 7,425 7,325,155
Series 2020 , RB , 4.00% , 04/15/51 ...... 6,000 5,223,765
Series 2022 , RB , 4.80% , 10/15/52 ...... 1,500 1,477,147
Series 2024A , RB , 5.00% , 10/15/53 ..... 13,090 13,336,493
Series 2019A , RB , 4.00% , 10/15/54 ..... 1,000 858,727
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2025 , RB , 4.75% , 10/15/55 ...... USD 10,500 $ 10,219,447
Series 2021 , RB , 4.00% , 10/15/56 ...... 7,420 6,308,408
Series 2023A , RB , 5.00% , 10/15/58 ..... 10,330 10,467,409
Trinity River Authority Central Regional
Wastewater System
Series 2017 , RB , 5.00% , 08/01/28 ...... 2,005 2,046,201
Series 2026A , RB , 5.00% , 08/01/44 ..... 2,500 2,616,771
Series 2026A , RB , 5.00% , 08/01/46 ..... 1,430 1,489,902
Tyler Independent School District, Series 2017,
GO, 4.00%, 02/15/47 (PSF) .......... 1,600 1,441,249
University of Houston
Series 2026A , RB , 5.00% , 02/15/31 ..... 9,775 10,593,794
Series 2022A , RB , 5.00% , 02/15/37 ..... 4,000 4,249,950
University of North Texas System
Series 2025A , RB , 5.00% , 04/15/32 ..... 500 547,920
Series 2025A , RB , 5.00% , 04/15/34 ..... 1,000 1,113,167
Via Metropolitan Transit Advanced
Transportation District Sales Tax, Series 2024,
RB, 5.00%, 08/01/49 .............. 9,540 9,726,449
Waco Educational Finance Corp., Series 2021,
RB, 4.00%, 03/01/51 .............. 2,000 1,717,373
Waco Independent School District, Series 2022,
GO, 3.00%, 08/15/52 (PSF) .......... 2,315 1,628,789
Waller Consolidated Independent School District,
Series 2025, GO, 5.25%, 02/15/56 (PSF) .. 9,000 9,316,247
Waxahachie Independent School District, Series
2024, GO, 4.00%, 02/15/49 (PSF) ...... 3,500 3,174,608
Weatherford College of the Parker County
Junior College District, Series 2025, RB,
5.25%, 08/01/50 ................. 4,295 4,396,230
Wylie Independent School District
Series 2020A , GO , 5.00% , 08/15/30 ( PSF ) 14,960 16,082,174
Series 2024 , GO , 5.25% , 08/15/49 ( PSF ) .. 23,305 24,150,708
Ysleta Independent School District, Series 2017,
GO, 5.00%, 08/15/47 (PSF) .......... 2,940 2,940,843
5,376,025,836
Utah — 0.7%
Central Valley Water Reclamation Facility, Series
2021C, RB, 4.00%, 03/01/47 ......... 2,000 1,828,311
City of Salt Lake City
Series 2017B , RB , 5.00% , 07/01/47 ..... 3,645 3,659,331
Series 2018B , RB , 5.00% , 07/01/48 ..... 2,000 2,016,199
Series 2022 , RB , 5.00% , 02/01/52 ...... 27,850 28,315,574
Downtown Revitalization Public Infrastructure
District
Series 2025A , RB , 5.50% , 06/01/50 ..... 5,080 5,374,666
Series 2025B , RB , 5.50% , 06/01/50 ..... 7,250 7,649,231
Series 2025A , RB , 5.50% , 06/01/55 ..... 11,000 11,544,471
Intermountain Power Agency
Series 2022A , RB , 5.00% , 07/01/29 ..... 1,250 1,327,329
Series 2022A , RB , 5.00% , 07/01/30 ..... 2,000 2,156,504
Series 2023A , RB , 5.00% , 07/01/31 ..... 13,170 14,391,723
Series 2022A , RB , 5.00% , 07/01/32 ..... 1,000 1,085,922
Series 2022A , RB , 5.00% , 07/01/33 ..... 1,250 1,350,927
Series 2022A , RB , 5.00% , 07/01/34 ..... 1,250 1,341,264
Series 2022A , RB , 4.00% , 07/01/36 ..... 2,500 2,496,281
Series 2023A , RB , 5.00% , 07/01/37 ..... 5,000 5,325,868
Series 2022A , RB , 5.00% , 07/01/38 ..... 2,500 2,623,159
Series 2022A , RB , 5.00% , 07/01/40 ..... 2,500 2,590,516
Series 2023A , RB , 5.00% , 07/01/41 ..... 2,000 2,077,217
Series 2022A , RB , 5.00% , 07/01/42 ..... 2,500 2,577,154
Series 2022A , RB , 5.00% , 07/01/43 ..... 19,585 20,165,813
Series 2022A , RB , 5.00% , 07/01/44 ..... 3,500 3,592,951

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Utah (continued)
Local Building Authority of Alpine School District,
Series 2025, RB, 5.00%, 03/15/43 ...... USD 5,000 $ 5,220,981
State of Utah
Series 2017 , GO , 5.00% , 07/01/27 ...... 1,140 1,149,242
Series 2020B , GO , 5.00% , 07/01/28 ..... 1,470 1,535,062
Series 2020 , GO , 5.00% , 07/01/29 ...... 4,030 4,243,516
Series 2020B , GO , 5.00% , 07/01/29 ..... 1,600 1,684,771
Series 2020 , GO , 5.00% , 07/01/30 ...... 5,600 5,882,832
Series 2020 , GO , 5.00% , 07/01/31 ...... 13,500 14,157,435
Series 2020 , GO , 3.00% , 07/01/34 ...... 4,120 3,941,497
Timpanogos Special Service District
Series 2024 , RB , 5.00% , 06/01/47 ...... 4,000 4,142,484
Series 2024 , RB , 5.00% , 06/01/54 ...... 16,500 16,667,709
University of Utah (The)
Series 2022B , RB , 5.00% , 08/01/27 ..... 1,330 1,356,685
Series 2026A , RB , 5.00% , 08/01/27 ..... 2,500 2,550,160
Series 2026A , RB , 5.00% , 08/01/28 ..... 5,000 5,223,366
Series 2026A , RB , 5.00% , 08/01/29 ..... 10,000 10,637,323
Series 2026A , RB , 5.00% , 08/01/30 ..... 7,735 8,345,265
Series 2022B , RB , 5.00% , 08/01/41 ..... 1,885 1,974,691
Series 2022B , RB , 5.00% , 08/01/42 ..... 2,490 2,601,920
Series 2022A , RB , 4.00% , 08/01/51 ..... 12,000 10,433,170
Series 2023B , RB , 5.25% , 08/01/53 ..... 1,610 1,659,550
Utah Transit Authority
Series 2006C , RB , 5.25% , 06/15/29 ..... 1,780 1,881,011
Series 2025 , RB , 5.00% , 12/15/32 ...... 5,365 5,953,517
Series 2024 , RB , 5.00% , 06/15/33 ...... 4,000 4,460,518
Series 2025 , RB , 5.00% , 12/15/33 ...... 6,010 6,718,958
Series 2025 , RB , 5.00% , 12/15/34 ...... 14,870 16,701,837
Series 2007A , RB , 5.00% , 06/15/35 ( NPFGC ) 10,000 11,126,685
Series 2025 , RB , 5.00% , 12/15/36 ...... 4,500 5,021,465
Series 2024 , RB , 5.00% , 06/15/38 ...... 3,250 3,530,954
Series 2024 , RB , 5.00% , 06/15/39 ...... 10,000 10,775,353
Series 2024 , RB , 5.00% , 06/15/40 ...... 9,000 9,620,847
302,689,215
Vermont — 0.0%
University of Vermont & State Agricultural
College
Series 2026A , RB , 5.00% , 10/01/39 ..... 1,750 1,879,105
Series 2026A , RB , 5.00% , 10/01/40 ..... 10,000 10,645,596
12,524,701
Virginia — 1.6%
Chesapeake Bay Bridge & Tunnel District
Series 2016 , RB , 5.00% , 07/01/41 ...... 3,000 3,000,426
Series 2016 , RB , 5.00% , 07/01/46 ...... 21,350 20,881,726
Series 2016 , RB , 5.00% , 07/01/51 ...... 1,500 1,436,091
Chesterfield County Economic Development
Authority, Series 2024, RB, 5.00%, 04/01/48 11,605 11,919,001
City of Alexandria
Series 2023 , GO , 4.00% , 12/15/43 ( SAW ) . 12,750 12,338,041
Series 2019A , GO , 3.00% , 07/15/46 ( SAW ) 1,000 752,516
City of Norfolk, Series 2025A, GO,
5.00%, 09/01/29 (SAW) ............ 10,000 10,665,658
City of Richmond
Series 2026B , RB , 5.00% , 01/15/29 ..... 5,000 5,274,413
Series 2026B , RB , 5.00% , 01/15/30 ..... 9,220 9,890,119
Series 2026B , RB , 5.00% , 01/15/51 ..... 3,375 3,462,468
Series 2026B , RB , 4.25% , 01/15/56 ..... 770 730,549
County of Arlington, Series 2023, GO,
5.00%, 06/15/32 ................. 8,715 9,660,553
County of Fairfax
Series 2026B , GO , 5.00% , 10/01/27 ( SAW ) 3,500 3,593,681
Series 2023A , GO , 4.00% , 10/01/28 ( SAW ) 4,000 4,114,262
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2017A , GO , 5.00% , 10/01/28 ( SAW ) USD 1,800 $ 1,825,401
Series 2020A , GO , 5.00% , 10/01/28 ( SAW ) 5,000 5,247,747
Series 2026B , GO , 5.00% , 10/01/28 ( SAW ) 3,750 3,935,810
Series 2023A , GO , 4.00% , 10/01/30 ( SAW ) 7,600 7,944,364
Series 2024A , GO , 5.00% , 10/01/30 ( SAW ) 11,000 11,937,566
Series 2024A , GO , 5.00% , 10/01/31 ( SAW ) 7,085 7,786,788
Series 2024A , GO , 5.00% , 10/01/32 ( SAW ) 6,715 7,463,445
Series 2022A , GO , 2.00% , 10/01/38 ( SAW ) 13,630 10,101,008
Series 2023A , GO , 4.00% , 10/01/40 ( SAW ) 3,000 2,946,518
Series 2026A , GO , 4.00% , 10/01/41 ( SAW ) 10,000 9,736,333
Series 2026A , GO , 4.00% , 10/01/42 ( SAW ) 12,280 11,873,296
Series 2021A , RB , 4.00% , 07/15/51 ..... 5,000 4,602,393
County of Loudoun, Series 2021A, GO,
4.00%, 12/01/31 (SAW) ............ 3,330 3,470,137
Hampton Roads Sanitation District
Series 2024B , RB , 5.00% , 07/01/49 ..... 1,650 1,695,694
Series 2024B , RB , 5.00% , 07/01/54 ..... 1,675 1,704,308
Hampton Roads Transportation Accountability
Commission
Series 2018A , RB , 5.00% , 07/01/42 ..... 8,110 8,215,430
Series 2020A , RB , 4.00% , 07/01/45 ..... 2,000 1,876,679
Series 2018A , RB , 5.00% , 07/01/48 ..... 4,180 4,315,387
Series 2022A , RB , 4.00% , 07/01/52 ..... 3,365 3,000,192
Series 2018A , RB , 5.00% , 07/01/52 ..... 26,645 27,508,010
Series 2022A , RB , 4.00% , 07/01/57 ..... 17,565 15,342,086
Series 2018A , RB , 5.50% , 07/01/57 ..... 11,380 11,822,702
Series 2020A , RB , 4.00% , 07/01/60 ..... 5,005 4,315,035
Series 2020A , RB , 5.00% , 07/01/60 ..... 2,000 2,018,143
Series 2024A , RB , 5.25% , 07/01/64 ..... 11,800 12,168,496
Northern Virginia Transportation Commission,
Series 2022, RB, 5.00%, 06/01/47 ...... 2,500 2,567,918
University of Virginia, Series 2015A-2, RB,
5.00%, 04/01/45 ................. 8,000 7,999,818
Virginia College Building Authority
Series 2015D , RB , 3.00% , 02/01/27 ( ST
INTERCEPT ) .................. 2,685 2,685,311
Series 2022A , RB , 5.00% , 02/01/27 ..... 4,000 4,041,983
Series 2017E , RB , 5.00% , 02/01/27 ..... 10,160 10,266,637
Series 2016A , RB , 5.00% , 09/01/27 ( ST
INTERCEPT ) .................. 4,700 4,709,192
Series 2021A , RB , 5.00% , 02/01/28 ..... 21,120 21,859,616
Series 2019C , RB , 5.00% , 02/01/28 ..... 575 595,136
Series 2017E , RB , 5.00% , 02/01/28 ..... 1,000 1,035,020
Series 2026B , RB , 5.00% , 02/01/28 ..... 10,000 10,350,197
Series 2017C , RB , 4.00% , 02/01/29 ..... 5,000 5,026,394
Series 2017E , RB , 5.00% , 02/01/29 ..... 5,015 5,176,315
Series 2022A , RB , 5.00% , 02/01/30 ..... 12,260 13,120,640
Series 2017C , RB , 5.00% , 02/01/30 ..... 6,920 6,983,257
Series 2019C , RB , 5.00% , 02/01/30 ..... 2,775 2,917,069
Series 2021A , RB , 5.00% , 02/01/30 ..... 6,340 6,785,062
Series 2017E , RB , 5.00% , 02/01/31 ..... 1,025 1,054,726
Series 2017C , RB , 5.00% , 02/01/31 ..... 1,830 1,845,623
Series 2022A , RB , 5.00% , 02/01/32 ..... 3,015 3,308,392
Series 2023B , RB , 5.00% , 02/01/32 ..... 6,000 6,583,864
Series 2019A , RB , 3.00% , 02/01/33 ..... 10,000 9,557,103
Series 2024A , RB , 5.00% , 02/01/33 ..... 1,000 1,108,331
Series 2022A , RB , 3.50% , 02/01/34 ..... 2,000 1,994,679
Series 2017C , RB , 4.00% , 02/01/34 ..... 4,500 4,509,568
Series 2023B , RB , 5.00% , 02/01/34 ..... 3,500 3,852,811
Series 2019A , RB , 3.00% , 02/01/35 ..... 12,275 11,332,884
Series 2019A , RB , 3.00% , 02/01/36 ..... 5,000 4,528,356
Series 2021A , RB , 3.00% , 02/01/36 ..... 2,500 2,264,178
Series 2024A , RB , 5.00% , 02/01/36 ..... 18,575 20,397,464
Series 2023A , RB , 5.00% , 02/01/37 ..... 3,500 3,773,867
Series 2021A , RB , 3.00% , 02/01/38 ..... 5,000 4,330,378

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2023A , RB , 5.00% , 02/01/38 ..... USD 3,375 $ 3,612,058
Series 2022A , RB , 5.00% , 02/01/38 ..... 1,790 1,896,479
Series 2022A , RB , 5.00% , 02/01/39 ..... 2,000 2,108,624
Series 2021A , RB , 3.00% , 02/01/40 ..... 2,485 2,047,975
Series 2021C , RB , 3.00% , 09/01/51 ( ST
INTERCEPT ) .................. 7,110 4,840,366
Virginia Commonwealth Transportation Board
Series 2017 , RB , 5.00% , 09/15/26 ...... 3,115 3,117,939
Series 2017A , RB , 5.00% , 05/15/27 ..... 2,465 2,508,247
Series 2024 , RB , 5.00% , 05/15/27 ...... 8,400 8,547,375
Series 2017 , RB , 5.00% , 09/15/27 ...... 1,110 1,138,430
Series 2017A , RB , 5.00% , 05/15/30 ..... 21,035 21,585,722
Series 2017A , RB , 5.00% , 05/15/31 ..... 1,015 1,040,160
Series 2024 , RB , 5.00% , 05/15/32 ...... 7,560 8,314,325
Series 2022 , RB , 4.00% , 05/15/33 ...... 12,360 12,762,344
Series 2017A , RB , 4.00% , 05/15/35 ..... 1,000 1,004,001
Series 2022 , RB , 4.00% , 05/15/35 ...... 8,000 8,141,067
Series 2024 , RB , 5.00% , 05/15/39 ...... 7,320 7,827,756
Series 2018 , RB , 4.00% , 05/15/41 ...... 11,050 10,346,410
Series 2017 , RB , 4.00% , 05/15/42 ...... 14,260 13,364,368
Virginia Polytechnic Institute & State University
Series 2026 , RB , 5.00% , 06/01/51 ...... 1,250 1,282,879
Series 2026 , RB , 5.00% , 06/01/56 ...... 3,250 3,311,884
Virginia Port Authority, Series 2025, RB,
5.25%, 07/01/50 ................. 4,110 4,278,303
Virginia Port Authority Commonwealth Port
Fund, Series 2023A, RB, 5.25%, 07/01/48 . 5,000 5,214,658
Virginia Public Building Authority
Series 2017A , RB , 5.00% , 08/01/27 ..... 3,360 3,434,766
Series 2017A , RB , 5.00% , 08/01/28 ..... 1,175 1,200,619
Series 2022A , RB , 5.00% , 08/01/28 ..... 6,000 6,271,367
Series 2021A-1 , RB , 5.00% , 08/01/31 .... 5,510 6,030,015
Series 2021A-2 , RB , 4.00% , 08/01/34 .... 2,000 2,039,132
Series 2025A , RB , 5.00% , 08/01/34 ..... 1,140 1,277,859
Series 2025A , RB , 5.00% , 08/01/37 ..... 17,900 19,716,030
Series 2022A , RB , 5.00% , 08/01/38 ..... 1,010 1,077,094
Series 2025A , RB , 5.00% , 08/01/38 ..... 16,860 18,422,578
Series 2025A , RB , 5.00% , 08/01/40 ..... 5,000 5,376,377
Series 2024A , RB , 5.00% , 08/01/43 ..... 5,000 5,278,773
Series 2024A , RB , 5.00% , 08/01/44 ..... 7,340 7,712,083
Virginia Public School Authority
Series 2025B , RB , 5.00% , 08/01/27 ( SAW ) 15,430 15,776,175
Series 2022B , RB , 5.00% , 08/01/29 ( SAW ) 2,685 2,858,920
Virginia Resources Authority, Series 2024A, RB,
5.00%, 11/01/54 ................. 2,485 2,549,597
Virginia Resources Authority Clean Water
Revolving Fund
Series 2025 , RB , 5.00% , 10/01/26 ...... 4,250 4,258,315
Series 2025 , RB , 5.00% , 10/01/27 ...... 12,010 12,331,591
Series 2025 , RB , 5.00% , 10/01/29 ...... 4,000 4,275,787
715,312,709
Washington — 3.4%
Central Puget Sound Regional Transit Authority
Series 2021S-1 , RB , 5.00% , 11/01/27 .... 1,630 1,675,419
Series 2021S-1 , RB , 5.00% , 11/01/28 .... 1,505 1,580,491
Series 2021S-1 , RB , 5.00% , 11/01/36 .... 3,000 3,210,904
Series 2026S-1 , RB , 5.00% , 11/01/37 .... 2,000 2,233,540
Series 2026S-1 , RB , 5.00% , 11/01/38 .... 3,500 3,869,444
Series 2026S-1 , RB , 5.00% , 11/01/39 .... 4,150 4,538,588
Series 2021S-1 , RB , 4.00% , 11/01/40 .... 6,385 6,054,862
Series 2026S-1 , RB , 5.00% , 11/01/40 .... 10,000 10,840,961
City of Seattle
Series 2023B , RB , VRDN, ( TD Bank NA
LOC ), 3.00% , 09/02/26
(b)
........... 50,900 50,900,000
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2025 , RB , 5.00% , 02/01/27 ...... USD 1,055 $ 1,065,949
Series 2025 , RB , 5.00% , 02/01/32 ...... 2,500 2,747,995
Series 2025 , RB , 5.00% , 02/01/33 ...... 3,150 3,494,334
Series 2025 , RB , 5.00% , 02/01/34 ...... 5,000 5,590,595
Series 2012A , RB , 4.00% , 06/01/41 ..... 23,985 22,628,883
Series 2021A , RB , 4.00% , 07/01/41 ..... 22,145 21,358,802
Series 2014 , RB , 4.00% , 09/01/44 ...... 4,500 4,123,595
Series 2018A , RB , 4.00% , 01/01/45 ..... 13,125 12,200,867
Series 2015A , RB , 4.00% , 05/01/45 ..... 1,765 1,608,434
City of Seattle Water System
Series 2025 , RB , 5.00% , 05/01/27 ...... 1,500 1,525,023
Series 2025 , RB , 5.00% , 05/01/28 ...... 4,085 4,246,192
Series 2025 , RB , 5.00% , 05/01/32 ...... 1,950 2,155,512
City of Tacoma, Series 2022, RB,
4.00%, 12/01/51 ................. 19,440 17,136,422
City of Tacoma Electric System
Series 2025B , RB , 5.00% , 01/01/35 ..... 4,500 5,034,268
Series 2013A , RB , 4.00% , 01/01/42 ..... 1,000 935,530
Series 2024A , RB , 5.00% , 01/01/54 ..... 2,500 2,523,956
County of King
Series 2025B , RB , VRDN, ( Bank of America
NA SBPA ), 3.00% , 09/02/26
(b)
....... 10,190 10,190,000
Series 2024 , RB , VRDN, ( Bank of America
NA SBPA ), 3.03% , 09/02/26
(b)
....... 48,535 48,535,000
Series 2021A , GO , 5.00% , 01/01/28 ..... 3,270 3,376,741
Series 2023A , GO , 5.00% , 12/01/28 ..... 2,515 2,645,835
Series 2021A , GO , 5.00% , 01/01/31 ..... 7,000 7,603,119
Series 2024A , RB , 5.00% , 01/01/36 ..... 5,000 5,524,267
Series 2024A , RB , 5.00% , 01/01/37 ..... 5,000 5,472,305
Series 2025A , RB , 5.00% , 01/01/37 ..... 5,000 5,523,660
Series 2024A , RB , 5.00% , 01/01/38 ..... 2,000 2,166,780
Series 2024A , RB , 5.00% , 01/01/39 ..... 3,000 3,215,591
Series 2020A , RB , 4.00% , 01/01/52 ..... 27,000 23,749,559
Series 2024A , RB , 5.25% , 01/01/55 ..... 4,585 4,759,910
Series 2025A , RB , 5.00% , 01/01/56 ..... 5,000 5,051,456
Douglas County Public Utility District No. 1 Wells
Hydroelectric Project, Series 2022B, RB,
3.00%, 09/01/52 ................. 18,020 12,850,734
Energy Northwest
Series 2018C , RB , 5.00% , 07/01/27 ..... 1,000 1,019,844
Series 2026-A , RB , 5.00% , 07/01/27 ..... 3,000 3,059,533
Series 2020A , RB , 5.00% , 07/01/27 ..... 1,000 1,019,844
Series 2017A , RB , 5.00% , 07/01/28 ..... 8,110 8,268,484
Series 2018C , RB , 5.00% , 07/01/28 ..... 3,575 3,726,879
Series 2022A , RB , 5.00% , 07/01/28 ..... 2,045 2,131,879
Series 2025A , RB , 5.00% , 07/01/28 ..... 8,000 8,339,869
Series 2018C , RB , 5.00% , 07/01/30 ..... 5,525 5,738,483
Series 2025A , RB , 5.00% , 07/01/31 ..... 4,000 4,359,760
Series 2018C , RB , 5.00% , 07/01/31 ..... 4,375 4,535,581
Series 2022A , RB , 5.00% , 07/01/32 ..... 5,405 5,945,703
Series 2026-A , RB , 5.00% , 07/01/32 ..... 2,000 2,200,075
Series 2025A , RB , 5.00% , 07/01/32 ..... 2,000 2,200,075
Series 2026-A , RB , 5.00% , 07/01/33 ..... 7,250 8,055,159
Series 2023-A , RB , 5.00% , 07/01/35 ..... 3,445 3,773,991
Series 2026-A , RB , 5.00% , 07/01/35 ..... 2,500 2,797,814
Series 2020A , RB , 5.00% , 07/01/36 ..... 1,000 1,050,837
Series 2022A , RB , 5.00% , 07/01/36 ..... 13,105 14,063,453
Series 2019A , RB , 5.00% , 07/01/37 ..... 3,235 3,358,024
Series 2024A , RB , 5.00% , 07/01/39 ..... 11,000 11,768,186
Series 2023A , RB , 5.00% , 07/01/39 ..... 6,000 6,372,361
Series 2025A , RB , 5.00% , 07/01/40 ..... 2,000 2,134,612
Series 2026-A , RB , 5.00% , 07/01/40 ..... 6,130 6,580,706
Series 2024A , RB , 5.00% , 07/01/40 ..... 10,200 10,820,475
Series 2025A , RB , 5.00% , 07/01/41 ..... 2,150 2,276,561
Series 2021A , RB , 5.00% , 07/01/41 ..... 2,090 2,167,439

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2026-A , RB , 5.00% , 07/01/41 ..... USD 5,000 $ 5,321,373
Series 2021A , RB , 4.00% , 07/01/42 ..... 9,000 8,703,659
Series 2026-A , RB , 5.00% , 07/01/42 ..... 12,585 13,323,188
Series 2025A , RB , 5.00% , 07/01/42 ..... 2,720 2,866,159
Series 2025A , RB , 5.00% , 07/01/43 ..... 2,000 2,098,864
Series 2026-A , RB , 5.00% , 07/01/43 ..... 17,415 18,354,473
Grant County Public Utility District No. 2 Priest
Rapids Hydroelectric Project
Series 2024B , RB , 5.00% , 01/01/39 ..... 2,000 2,145,121
Series 2024B , RB , 5.00% , 01/01/40 ..... 3,000 3,186,969
King & Snohomish Counties School District No.
417 Northshore
Series 2018 , GO , 5.00% , 12/01/35 ( GTD ) . 1,000 1,028,394
Series 2018 , GO , 5.00% , 12/01/36 ( GTD ) . 3,015 3,094,042
King County School District No. 210 Federal
Way
Series 2018 , GO , 3.60% , 12/01/37 ( GTD ) . 21,945 20,294,416
Series 2019 , GO , 3.00% , 12/01/38 ( GTD ) . 1,940 1,658,339
King County School District No. 405 Bellevue,
Series 2026, GO, 5.00%, 12/01/31 (GTD) . 5,000 5,483,226
King County School District No. 411 Issaquah
Series 2026 , GO , 4.00% , 12/01/29 ( GTD ) . 5,000 5,189,024
Series 2026 , GO , 4.00% , 12/01/30 ( GTD ) . 4,000 4,153,076
King County School District No. 414
Lake Washington, Series 2020, GO,
4.00%, 12/01/28 (GTD) ............. 5,540 5,694,463
Kitsap County School District No. 100-C
Bremerton, Series 2024, GO, 5.25%, 12/01/47
(GTD) ....................... 2,150 2,243,328
Pierce County School District No. 10 Tacoma,
Series 2024, GO, 5.00%, 12/01/26 (GTD) . 20,000 20,115,070
Pierce County School District No. 3 Puyallup,
Series 2017, GO, 5.00%, 12/01/34 (GTD) . 5,900 5,987,573
Pierce County School District No. 403 Bethel
Series 2024 , GO , 5.00% , 12/01/42 ( GTD ) . 10,290 10,872,844
Series 2024 , GO , 5.00% , 12/01/43 ( GTD ) . 3,500 3,686,671
Port of Seattle
Series 2026A , RB , 5.00% , 02/01/29 ..... 2,000 2,103,973
Series 2022A , RB , 5.00% , 08/01/30 ..... 3,075 3,308,032
Series 2022A , RB , 5.00% , 08/01/31 ..... 2,500 2,718,382
Series 2024A , RB , 5.00% , 03/01/33 ..... 3,000 3,312,690
Series 2024A , RB , 5.00% , 03/01/34 ..... 2,250 2,503,183
Series 2024A , RB , 5.00% , 03/01/35 ..... 3,500 3,851,755
Series 2017 , GO , 5.00% , 01/01/42 ...... 5,280 5,303,160
Port of Tacoma, Series 2008B, RB, VRDN,
(Bank of America NA LOC), 2.29%, 09/09/26
(b)
34,790 34,790,000
Snohomish County Public Utility District No.
1 Electric System, Series 2025B, RB,
5.00%, 12/01/36 ................. 9,275 10,349,967
Spokane County School District No. 81 Spokane
Series 2012 , GO , 3.00% , 12/01/31 ( GTD ) . 2,000 1,930,627
Series 2021 , GO , 4.00% , 12/01/39 ( GTD ) . 2,000 2,007,345
State of Washington
Series 2024C , GO , 5.00% , 02/01/27 ..... 7,600 7,678,782
Series R-2022D , GO , 4.00% , 07/01/27 ... 32,300 32,702,539
Series R-2025B , GO , 5.00% , 07/01/27 ... 7,390 7,542,629
Series R-2018D , GO , 5.00% , 08/01/27 ... 1,060 1,084,073
Series 2022C , GO , 5.00% , 02/01/28 ..... 2,000 2,067,744
Series R-2022C , GO , 4.00% , 07/01/28 ... 4,295 4,405,526
Series R-2022D , GO , 4.00% , 07/01/28 ... 9,020 9,248,852
Series R-2018C , GO , 5.00% , 08/01/28 ... 1,705 1,742,175
Series R-2018D , GO , 5.00% , 08/01/28 ... 1,495 1,527,596
Series 2022C , GO , 5.00% , 02/01/29 ..... 2,210 2,331,100
Series 2023B , GO , 5.00% , 02/01/29 ..... 16,135 17,019,137
Series R-2022C , GO , 4.00% , 07/01/29 ... 53,230 55,125,377
Security
Par (000)
Par (000) Value
Washington (continued)
Series R-2023A , GO , 5.00% , 08/01/29 ... USD 8,725 $ 9,282,580
Series R-2018C , GO , 5.00% , 08/01/29 ... 20,005 20,444,426
Series 2022C , GO , 5.00% , 02/01/30 ..... 1,840 1,970,779
Series 2025C , GO , 5.00% , 02/01/30 ..... 4,000 4,284,302
Series R-2022C , GO , 4.00% , 07/01/30 ... 12,785 13,319,465
Series R-2025B , GO , 5.00% , 07/01/30 ... 6,000 6,464,983
Series R-2018C , GO , 5.00% , 08/01/30 ... 3,030 3,096,279
Series R-2026D , GO , 5.00% , 08/01/30 ... 8,015 8,646,122
Series R-2018D , GO , 5.00% , 08/01/30 ... 5,000 5,109,371
Series R-2026A , GO , 5.00% , 07/01/31 ... 15,000 16,377,341
Series R-2025A , GO , 5.00% , 07/01/31 ... 1,500 1,637,734
Series R-2025B , GO , 5.00% , 07/01/31 ... 2,500 2,729,557
Series R-2024C , GO , 5.00% , 08/01/31 ... 11,650 12,732,738
Series R-2026D , GO , 5.00% , 08/01/31 ... 12,410 13,563,372
Series R-2026C , GO , 5.00% , 08/01/31 ... 13,000 14,208,206
Series R-2025B , GO , 5.00% , 07/01/32 ... 18,895 20,848,836
Series R-2025C , GO , 5.00% , 07/01/32 ... 6,190 6,830,076
Series R-2018D , GO , 5.00% , 08/01/32 ... 3,000 3,062,052
Series R-2022C , GO , 4.00% , 07/01/33 ... 10,000 10,367,349
Series R-2025B , GO , 5.00% , 07/01/33 ... 9,975 11,102,223
Series R-2018D , GO , 5.00% , 08/01/33 ... 5,410 5,518,438
Series 2019C , GO , 5.00% , 02/01/34 ..... 1,460 1,523,449
Series 2020C , GO , 5.00% , 02/01/34 ..... 4,560 4,835,982
Series R-2025B , GO , 5.00% , 07/01/34 ... 1,600 1,791,601
Series R-2018D , GO , 5.00% , 08/01/34 ... 6,000 6,114,784
Series R-2023A , GO , 5.00% , 08/01/34 ... 23,000 25,363,064
Series 2018C , GO , 5.00% , 02/01/35 ..... 5,630 5,774,618
Series 2021F , GO , 5.00% , 06/01/35 ..... 2,325 2,492,325
Series R-2025B , GO , 5.00% , 07/01/35 ... 1,500 1,673,582
Series R-2018D , GO , 5.00% , 08/01/35 ... 3,000 3,054,383
Series 2026A , GO , 5.00% , 08/01/35 ..... 10,000 11,233,660
Series R-2023B , GO , 5.00% , 07/01/36 ... 3,935 4,279,254
Series 2026A , GO , 5.00% , 08/01/36 ..... 15,000 16,662,884
Series 2023A , GO , 5.00% , 08/01/36 ..... 5,820 6,264,255
Series R-2022A , GO , 4.00% , 02/01/37 ... 3,450 3,479,051
Series R-2024A , GO , 5.00% , 02/01/37 ... 8,695 9,465,658
Series 2019C , GO , 5.00% , 02/01/38 ..... 3,000 3,096,491
Series R-2024A , GO , 5.00% , 02/01/38 ... 5,000 5,397,440
Series 2025D , GO , 5.00% , 06/01/38 ..... 12,890 14,036,110
Series R-2023A , GO , 5.00% , 08/01/38 ... 11,000 11,783,817
Series 2026E , GO , 5.00% , 08/01/38 ..... 10,000 11,011,001
Series R-2026C , GO , 5.00% , 08/01/38 ... 10,000 11,011,001
Series R-2024C , GO , 5.00% , 08/01/38 ... 12,390 13,382,505
Series 2018C , GO , 5.00% , 02/01/39 ..... 1,000 1,019,135
Series R-2026A , GO , 5.00% , 07/01/39 ... 18,140 19,667,237
Series 2025A , GO , 5.00% , 08/01/39 ..... 10,000 10,703,830
Series R-2021A , GO , 5.00% , 06/01/40 ... 2,205 2,289,179
Series R-2026A , GO , 5.00% , 07/01/40 ... 2,215 2,374,594
Series R-2023B , GO , 5.00% , 07/01/40 ... 10,000 10,553,091
Series 2021A , GO , 5.00% , 08/01/40 ..... 3,000 3,117,185
Series 2024A , GO , 5.00% , 08/01/40 ..... 5,265 5,556,240
Series 2017D , GO , 5.00% , 02/01/41 ..... 2,530 2,543,883
Series R-2026C , GO , 5.00% , 08/01/41 ... 5,000 5,340,428
Series 2021C , GO , 5.00% , 02/01/42 ..... 1,500 1,552,452
Series 2017D , GO , 5.00% , 02/01/42 ..... 1,700 1,708,836
Series 2018C , GO , 5.00% , 02/01/42 ..... 8,685 8,813,924
Series 2026F , GO , 5.00% , 06/01/42 ..... 20,000 21,263,424
Series 2024B , GO , 5.00% , 06/01/42 ..... 18,330 19,181,933
Series R-2023B , GO , 5.00% , 07/01/42 ... 2,000 2,093,480
Series 2023A , GO , 5.00% , 08/01/42 ..... 1,745 1,818,430
Series 2026E , GO , 5.00% , 08/01/42 ..... 1,000 1,064,074
Series 2026A , GO , 5.00% , 08/01/42 ..... 15,000 15,881,108
Series 2018A , GO , 5.00% , 08/01/42 ..... 3,260 3,297,227
Series 2026C , GO , 5.00% , 02/01/43 ..... 5,000 5,284,343
Series 2024B , GO , 5.00% , 06/01/43 ..... 9,315 9,717,348

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2025A , GO , 5.00% , 08/01/43 ..... USD 15,000 $ 15,743,435
Series 2023B , GO , 5.00% , 02/01/44 ..... 1,120 1,161,826
Series 2026E , GO , 5.00% , 08/01/44 ..... 20,450 21,538,909
Series 2023B , GO , 5.00% , 02/01/45 ..... 17,110 17,705,534
Series 2021C , GO , 5.00% , 02/01/45 ..... 1,400 1,440,943
Series 2024B , GO , 5.00% , 06/01/45 ..... 3,685 3,820,116
Series 2024A , GO , 5.00% , 08/01/45 ..... 25,000 25,941,110
Series 2023A , GO , 5.00% , 08/01/45 ..... 10,140 10,478,611
Series 2022C , GO , 5.00% , 02/01/46 ..... 3,385 3,476,489
Series 2023A , GO , 5.00% , 08/01/46 ..... 1,145 1,178,232
Series 2023A , GO , 5.00% , 08/01/47 ..... 6,795 6,957,769
Series 2026E , GO , 5.00% , 08/01/47 ..... 4,500 4,667,528
Series 2024C , GO , 5.00% , 02/01/48 ..... 12,000 12,290,201
Series 2024A , GO , 5.00% , 08/01/48 ..... 5,000 5,111,791
Series 2024C , GO , 5.00% , 02/01/49 ..... 1,400 1,430,890
Series 2025A , GO , 5.00% , 08/01/49 ..... 4,610 4,719,213
Series 2026C , GO , 5.00% , 02/01/51 ..... 5,000 5,107,191
Series 2026D , GO , 5.00% , 06/01/51 ..... 5,000 5,110,034
Series 2026E , GO , 5.00% , 08/01/51 ..... 20,000 20,446,724
University of Washington
Series 2024A , RB , 5.00% , 04/01/33 ..... 535 593,226
Series 2025A , RB , 5.00% , 04/01/37 ..... 5,000 5,495,422
Series 2024B , RB , 5.00% , 07/01/41 ..... 9,785 10,298,918
1,526,744,703
West Virginia — 0.1%
State of West Virginia
Series 2018B , GO , 5.00% , 06/01/31 ..... 705 732,271
Series 2019A , GO , 5.00% , 06/01/41 ..... 2,545 2,611,360
Series 2018B , GO , 5.00% , 12/01/41 ..... 2,000 2,038,464
Series 2018B , GO , 4.00% , 06/01/42 ..... 4,895 4,561,023
Series 2018B , GO , 4.00% , 12/01/42 ..... 3,000 2,793,258
Series 2019A , GO , 5.00% , 12/01/43 ..... 4,920 5,037,786
West Virginia Commissioner of Highways, Series
2017A, RB, 5.00%, 09/01/26 ......... 1,790 1,790,000
West Virginia Parkways Authority
Series 2018 , RB , 5.00% , 06/01/43 ...... 3,500 3,549,147
Series 2021 , RB , 5.00% , 06/01/47 ...... 3,500 3,575,684
Series 2021 , RB , 4.00% , 06/01/51 ...... 1,755 1,538,953
28,227,946
Wisconsin — 0.5%
Green Bay Area Public School District, GO,
5.00%, 04/01/27 .................. 2,335 2,367,545
State of Wisconsin
Series 2017-2 , GO , 5.00% , 11/01/26 ..... 3,080 3,092,597
Series 2021-1 , GO , 5.00% , 05/01/27 ..... 5,420 5,511,395
Series 2026-1 , GO , 5.00% , 05/01/27 ..... 3,000 3,050,588
Series 2017-2 , GO , 5.00% , 11/01/27 ..... 3,925 3,989,591
Series 2017-3 , GO , 5.00% , 11/01/27 ..... 1,000 1,016,456
Series 2019A , RB , 5.00% , 05/01/28 ..... 2,000 2,031,775
Series 2021-2 , GO , 5.00% , 05/01/28 ..... 1,000 1,040,576
Series 2017-1 , GO , 5.00% , 11/01/28 ..... 22,160 22,508,951
Series 2025-3 , GO , 5.00% , 05/01/31 ..... 7,500 8,185,145
Series 2022-4 , GO , 5.00% , 05/01/31 ..... 1,355 1,478,164
Series 20241 , GO , 5.00% , 05/01/31 ..... 680 741,809
Series 2025-3 , GO , 5.00% , 05/01/32 ..... 7,500 8,265,337
Series 2024-1 , GO , 5.00% , 05/01/32 ..... 5,000 5,510,225
Series 2023-2 , GO , 5.00% , 05/01/32 ..... 10,000 11,020,449
Series 2023-2 , GO , 5.00% , 05/01/33 ..... 5,000 5,562,609
Series 2023-2 , GO , 5.00% , 05/01/34 ..... 19,650 21,649,197
Series 2026-1 , GO , 5.00% , 05/01/34 ..... 5,000 5,597,545
Series 2023-2 , GO , 5.00% , 05/01/35 ..... 3,310 3,624,228
Series 2022A , GO , 5.00% , 05/01/35 ..... 5,265 5,642,846
Series 2023A , GO , 5.00% , 05/01/36 ..... 4,575 4,925,149
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Series 2022A , GO , 5.00% , 05/01/36 ..... USD 2,755 $ 2,933,195
Series 2025A , GO , 5.00% , 05/01/36 ..... 10,000 10,996,943
Series 2025B , GO , 5.00% , 05/01/36 ..... 10,000 11,053,222
Series 2026A , GO , 5.00% , 05/01/38 ..... 20,000 21,957,806
Series 2021A , GO , 4.00% , 05/01/39 ..... 5,000 4,880,674
Series 2021B , GO , 4.00% , 05/01/41 ..... 5,000 4,752,058
Series 2021B , GO , 4.00% , 05/01/42 ..... 3,225 3,074,785
Series 2023B , GO , 5.00% , 05/01/42 ..... 7,790 8,089,808
State of Wisconsin Environmental Improvement
Fund, Series 2024A, RB, 5.00%, 06/01/33 . 21,790 24,179,032
Wisconsin Department of Transportation
Series 2017-1 , RB , 5.00% , 07/01/27 ..... 1,000 1,020,987
Series 2017-1 , RB , 5.00% , 07/01/28 ..... 2,000 2,040,701
Series 2017-2 , RB , 5.00% , 07/01/28 ..... 5,700 5,815,999
Series 2026A , RB , 5.00% , 07/01/37 ..... 7,500 8,352,260
Wisconsin Health & Educational Facilities
Authority, Series 2016, RB, 5.00%, 12/01/41 3,075 3,078,272
239,037,919
Total Long-Term Investments — 99 .6%
(Cost: $ 46,470,624,513 ) ............................ 45,199,063,241
Shares
Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.21%
(d) (e)
......... 3,430,701 3,423,673
Total Short-Term Securities — 0.0%
(Cost: $ 3,421,579 ) ............................... 3,423,673
Total Investments — 99 .6%
(Cost: $ 46,474,046,092 ) ............................ 45,202,486,914
Other Assets Less Liabilities — 0.4% .................... 175,813,705
Net Assets — 100.0% ...............................
$ 45,378,300,619
(a)
Zero-coupon bond.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
When-issued security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
National Muni Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
02/28/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
Shares
Held at
08/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 267,222,210 $ — $ (263,800,631)
(a)
$ — $ 2,094 $ 3,423,673 3,430,701 $ 2,138,610 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 45,199,063,241 $ — $ 45,199,063,241
Short-Term Securities
Money Market Funds ...................................... 3,423,673 — — 3,423,673
$ 3,423,673 $ 45,199,063,241 $ — $ 45,202,486,914

Schedule of Investments
(unaudited)
August 31, 2026
iShares
®
New York Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
New York — 99.5%
Battery Park City Authority
Series 2019D-2 , RB , VRDN, ( TD Bank NA
SBPA ), 2.90% , 09/02/26
(a)
.......... USD 310 $ 310,000
Series 2019D-1 , RB , VRDN, ( TD Bank NA
SBPA ), 2.99% , 09/02/26
(a)
.......... 11,950 11,950,000
Series 2023B , RB , 5.00% , 11/01/31 ..... 1,000 1,110,032
Series 2023B , RB , 5.00% , 11/01/32 ..... 1,000 1,124,148
Series 2019B , RB , 5.00% , 11/01/38 ..... 1,000 1,044,701
Series 2019B , RB , 5.00% , 11/01/39 ..... 835 869,779
Series 2025 , RB , 5.00% , 11/01/39 ...... 1,300 1,435,495
Series 2019B , RB , 5.00% , 11/01/40 ..... 1,000 1,039,828
Series 2025 , RB , 5.00% , 11/01/40 ...... 2,375 2,599,481
Series 2023A , RB , 5.00% , 11/01/42 ..... 1,230 1,316,401
Series 2025 , RB , 5.00% , 11/01/43 ...... 1,000 1,082,035
Series 2019A , RB , 4.00% , 11/01/44 ..... 2,485 2,372,249
Series 2023A , RB , 5.00% , 11/01/44 ..... 1,000 1,063,286
Series 2025 , RB , 5.00% , 11/01/45 ...... 335 359,642
Series 2023A , RB , 5.00% , 11/01/48 ..... 1,300 1,354,138
Series 2019A , RB , 5.00% , 11/01/49 ..... 1,000 1,024,478
Series 2025 , RB , 5.25% , 11/01/55 ...... 6,345 6,641,245
Buffalo & Fort Erie Public Bridge Authority,
Series 2017, RB, 5.00%, 01/01/47 ...... 2,000 2,003,470
Buffalo Municipal Water Finance Authority
Series 2026B , RB , 5.00% , 07/01/27 ( BAM ) 800 815,915
Series 2026B , RB , 5.00% , 07/01/28 ( BAM ) 400 417,037
Series 2021A , RB , 4.00% , 07/01/51 ..... 1,675 1,493,854
Series 2026-A , RB , 4.50% , 07/01/55 ( BAM ) 430 416,289
Buffalo Parking Authority, Series 2026, RB,
5.00%, 06/15/51 ................. 500 514,210
City of Albany, Series 2022, GO,
4.00%, 03/15/31 ................. 1,940 2,009,553
City of New York
Series 2025, Sub-Series G-3 , GO , VRDN,
( TD Bank NA SBPA ), 2.90% , 09/02/26
(a)
4,000 4,000,000
Series 2015F-6 , GO , VRDN, ( JPMorgan
Chase Bank NA SBPA ), 3.00% , 09/02/26
(a)
200 200,000
Series 2015F-5 , GO , VRDN, ( Barclays Bank
plc SBPA ), 3.05% , 09/02/26
(a)
....... 1,200 1,200,000
Series 2023F-1 , GO , 5.00% , 08/01/27 .... 3,245 3,317,862
Series 2024D , GO , 5.00% , 04/01/28 ..... 275 284,940
Series 2026B, Sub-Series B-1 , GO ,
5.00% , 08/01/28 ................ 3,000 3,127,203
Series 2023F-1 , GO , 5.00% , 08/01/28 .... 870 906,889
Series 2021C , GO , 5.00% , 08/01/28 ..... 1,020 1,063,249
Series C , GO , 5.00% , 08/01/28 ........ 645 651,154
Series 2018A , GO , 5.00% , 08/01/28 ..... 1,830 1,866,919
Series 2023F-1 , GO , 5.00% , 08/01/29 .... 2,035 2,159,463
Series 2025A , GO , 5.00% , 08/01/29 ..... 955 1,013,133
Series 2023-1 , GO , 5.00% , 08/01/29 ..... 2,020 2,142,963
Series 2021A-1 , GO , 5.00% , 08/01/29 .... 1,500 1,591,309
Series 2026D , GO , 5.00% , 10/01/29 ..... 4,525 4,812,800
Series 2025G, Sub-Series G-1 , GO ,
5.00% , 02/01/30 ................ 2,905 3,103,159
Series 2023, Sub-Series F-1 , GO ,
5.00% , 08/01/30 ................ 1,555 1,672,365
Series 2026D , GO , 5.00% , 10/01/30 ..... 1,000 1,077,816
Series 2020B-1 , GO , 5.00% , 10/01/30 .... 1,385 1,465,732
Series 2018B-1 , GO , 5.25% , 10/01/30 .... 560 572,951
Series 2025G, Sub-Series G-1 , GO ,
5.00% , 02/01/31 ................ 4,000 4,331,442
Series 2022D-1 , GO , 5.00% , 05/01/31 ... 1,450 1,574,935
Series 2021A-1 , GO , 5.00% , 08/01/31 .... 1,250 1,331,103
Security
Par (000)
Par (000) Value
New York (continued)
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/31 ................ USD 1,000 $ 1,090,408
Series 2023B-1 , GO , 5.00% , 10/01/31 .... 1,000 1,091,391
Series 2017A, Sub-Series A-1 , GO ,
4.00% , 08/01/32 ................ 3,090 3,090,360
Series 2026B, Sub-Series B-1 , GO ,
5.00% , 08/01/32 ................ 1,100 1,204,469
Series 2025F , GO , 5.00% , 08/01/32 ..... 2,500 2,737,430
Series 2024C , GO , 5.00% , 03/01/33 ..... 750 823,191
Series 2024D , GO , 5.00% , 04/01/33 ..... 2,255 2,476,654
Series 2017A, Sub-Series A-1 , GO ,
5.00% , 08/01/33 ................ 1,500 1,502,559
Series 2026, Sub-Series F-1 , GO ,
5.00% , 08/01/33 ................ 3,000 3,303,350
Series 2017B-1 , GO , 5.00% , 12/01/33 .... 565 567,869
Series 2021A-1 , GO , 4.00% , 08/01/34 .... 2,000 2,026,557
Series 2025A , GO , 5.00% , 08/01/34 ..... 1,870 2,069,315
Series 2025G, Sub-Series G-1 , GO ,
5.00% , 02/01/35 ................ 2,000 2,212,482
Series 2015FF-1 , GO , 5.00% , 06/01/35 ... 5 5,007
Series 2023B-1 , GO , 5.00% , 10/01/35 .... 2,905 3,121,603
Series 2019D-1 , GO , 5.00% , 12/01/35 ... 500 518,342
Series 2020A, Sub-Series A1 , GO ,
3.00% , 08/01/36 ................ 265 237,877
Series 2024C , GO , 5.00% , 03/01/37 ..... 1,400 1,503,990
Series 2017A, Sub-Series A-1 , GO ,
5.00% , 08/01/37 ................ 500 500,649
Series 2026G , GO , 5.00% , 02/01/38 ..... 460 496,744
Series 2021F-1 , GO , 4.00% , 03/01/38 .... 1,000 976,969
Series 2020D, Sub-Series D-1 , GO ,
5.00% , 03/01/38 ................ 950 981,202
Series 2018F-1 , GO , 3.38% , 04/01/38 .... 440 398,442
Series 2021C , GO , 5.00% , 08/01/38 ..... 2,000 2,069,845
Series 2024D , GO , 5.00% , 04/01/39 ..... 1,440 1,516,281
Series 2019D-1 , GO , 5.00% , 12/01/39 ... 1,420 1,459,030
Series 2020D-1 , GO , 5.00% , 03/01/40 ... 1,120 1,148,038
Series 2022A-1 , GO , 4.00% , 08/01/40 .... 900 841,015
Series 2018E-1 , GO , 4.00% , 03/01/41 .... 400 368,261
Series 2020A-1 , GO , 5.00% , 08/01/41 .... 800 820,335
Series 2023A-1 , GO , 5.25% , 09/01/41 .... 3,000 3,150,477
Series 2019D-1 , GO , 4.00% , 12/01/41 ... 1,000 918,332
Series 2017B-1 , GO , 5.00% , 12/01/41 .... 250 250,753
Series 2026A, Sub-Series A-1 , GO ,
5.00% , 08/01/42 ................ 1,250 1,301,318
Series 2023A-1 , GO , 5.00% , 09/01/42 .... 1,000 1,032,362
Series 2024C , GO , 5.00% , 03/01/43 ..... 3,000 3,089,187
Series 2024A , GO , 5.00% , 08/01/43 ..... 3,410 3,504,521
Series 2026A, Sub-Series A-1 , GO ,
5.00% , 08/01/44 ................ 1,000 1,032,471
Series 2026D , GO , 5.00% , 10/01/44 ..... 890 918,071
Series 2018F-1 , GO , 5.00% , 04/01/45 .... 500 506,221
Series 2022D-1 , GO , 5.50% , 05/01/46 ... 450 472,023
Series 2027A , GO , 5.25% , 08/01/46 ..... 370 388,454
Series 2026G , GO , 5.25% , 02/01/47 ..... 2,500 2,600,383
Series 2024D , GO , 5.25% , 04/01/47 ..... 2,000 2,064,601
Series 2026A, Sub-Series A-1 , GO ,
5.00% , 08/01/47 ................ 3,000 3,050,063
Series 2027A , GO , 5.25% , 08/01/47 ..... 295 307,310
Series 2026D , GO , 5.25% , 10/01/47 ..... 1,000 1,037,446
Series 2026A, Sub-Series A-1 , GO ,
5.00% , 08/01/48 ................ 3,500 3,541,269
Series 2022A-1 , GO , 3.00% , 08/01/50 .... 750 523,089
Series 2027A , GO , 5.25% , 08/01/50 ..... 250 257,828
Series 2026A, Sub-Series A-1 , GO ,
5.50% , 08/01/50 ................ 500 525,751

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2025, Sub-Series C-1 , GO ,
5.25% , 09/01/50 ................ USD 2,000 $ 2,050,826
Series 2026D , GO , 5.25% , 10/01/51 ..... 1,500 1,541,053
Series 2027A , GO , 5.00% , 08/01/52 ..... 250 250,961
Series 2026G , GO , 5.25% , 02/01/53 ..... 4,000 4,110,172
Series 2024C , GO , 5.25% , 03/01/53 ..... 1,365 1,394,211
Series 2024D , GO , 5.25% , 04/01/54 ..... 2,000 2,041,330
City of Rochester, Series 2022II, GO,
5.00%, 08/01/31 ................. 1,000 1,079,391
City of Yonkers
Series 2026D , GO , 5.00% , 08/01/30 ..... 540 584,604
Series 2019A , GO , 5.00% , 05/01/33 ( BAM ) 280 295,518
Series 2026D , GO , 5.00% , 08/01/33 ..... 600 671,870
Series 2019A , GO , 4.00% , 05/01/37 ( BAM ) 2,000 2,010,344
Series 2026A , GO , 5.00% , 02/01/41 ..... 500 527,563
County of Albany, Series 2018, GO,
4.00%, 04/01/29 ................. 185 185,192
County of Erie
Series 2026A , GO , 5.00% , 09/15/33 ..... 1,000 1,127,697
Series 2026A , GO , 5.00% , 09/15/34 ..... 1,000 1,133,580
Series 2025A , GO , 5.00% , 09/15/36 ..... 1,000 1,131,601
County of Monroe
Series 2021 , GO , 4.00% , 06/01/30 ...... 2,145 2,210,806
Series 2026 , GO , 4.00% , 06/01/35 ...... 2,080 2,171,880
County of Nassau
Series 2017C , GO , 5.00% , 10/01/27 ..... 975 1,001,414
Series 2017C , GO , 5.00% , 10/01/31 ..... 1,065 1,090,272
Series 2018B , GO , 5.00% , 07/01/33 ..... 1,000 1,036,677
Series 2022A , GO , 5.00% , 04/01/37 ..... 2,000 2,139,071
Series 2022A , GO , 4.00% , 04/01/39 ..... 2,515 2,470,166
Series 2025A , GO , 4.00% , 04/01/43 ..... 1,500 1,416,934
Series 2019B , GO , 5.00% , 04/01/49 ..... 1,000 1,021,904
Series 2023A , GO , 4.00% , 04/01/53 ..... 2,000 1,767,675
Series 2025A , GO , 5.00% , 04/01/55 ..... 2,000 2,041,540
County of Onondaga, Series 2021, GO,
3.00%, 08/15/33 ................. 100 95,517
County of Suffolk
Series 2015B , GO , 2.50% , 10/01/26 ..... 25 24,995
Series 2025A , GO , 5.00% , 11/01/26 ..... 1,000 1,004,088
Series 2017D , GO , 4.00% , 10/15/28 ( BAM ) 1,000 1,014,325
Series 2025A , GO , 4.00% , 11/01/37 ..... 400 405,886
Series 2024A , GO , 3.00% , 10/15/38 ..... 5,000 4,469,560
Series 2025A , GO , 4.00% , 11/01/39 ..... 3,245 3,242,812
County of Westchester
Series 2023A , GO , 5.00% , 12/01/26 ..... 2,000 2,011,790
Series 2022A , GO , 5.00% , 12/15/26 ..... 1,000 1,006,836
Series 2020A , GO , 5.00% , 10/15/28 ..... 1,000 1,053,309
Series 2021A , GO , 5.00% , 10/15/28 ..... 2,000 2,106,617
Series 2021A , GO , 2.00% , 10/15/34 ..... 1,500 1,260,884
Series 2023A , GO , 4.00% , 12/01/34 ..... 2,000 2,087,318
Series 2022A , GO , 4.00% , 12/15/35 ..... 1,000 1,031,051
Series 2026A , GO , 5.00% , 03/15/38 ..... 2,000 2,192,019
Dutchess County Local Development Corp.
Series 2017 , RB , 5.00% , 07/01/42 ...... 750 753,718
Series 2022 , RB , 5.00% , 07/01/52 ...... 2,500 2,485,975
Empire State Development Corp.
Series 2017C , RB , 5.00% , 03/15/27 ..... 285 288,915
Series 2017A , RB , 5.00% , 03/15/29 ..... 5,530 5,605,955
Series 2023B , RB , 5.00% , 03/15/31 ..... 1,285 1,397,574
Series 2020C , RB , 5.00% , 03/15/31 ..... 575 620,579
Series 2017A , RB , 5.00% , 03/15/32 ..... 1,770 1,789,827
Series 2017A , RB , 5.00% , 03/15/33 ..... 720 727,761
Series 2023A , RB , 5.00% , 03/15/34 ..... 1,500 1,680,656
Series 2022A , RB , 5.00% , 03/15/35 ..... 3,985 4,321,143
Series 2020E , RB , 4.00% , 03/15/36 ..... 1,135 1,139,193
Security
Par (000)
Par (000) Value
New York (continued)
Series 2020A , RB , 5.00% , 03/15/36 ..... USD 1,760 $ 1,864,263
Series 2021A , RB , 4.00% , 03/15/38 ..... 3,285 3,268,012
Series 2020C , RB , 5.00% , 03/15/38 ..... 2,000 2,103,089
Series 2020A , RB , 4.00% , 03/15/39 ..... 1,000 964,060
Series 2017C , RB , 5.00% , 03/15/39 ..... 500 506,489
Series 2020E , RB , 3.00% , 03/15/40 ..... 2,950 2,433,709
Series 2020A , RB , 4.00% , 03/15/40 ..... 1,000 939,290
Series 2020E , RB , 4.00% , 03/15/41 ..... 1,000 939,293
Series 2020A , RB , 5.00% , 03/15/41 ..... 790 817,941
Series 2017C , RB , 4.00% , 03/15/43 ..... 3,900 3,584,806
Series 2024A , RB , 5.00% , 03/15/43 ..... 4,175 4,380,786
Series 2020A , RB , 4.00% , 03/15/45 ..... 2,585 2,355,581
Series 2020C , RB , 4.00% , 03/15/45 ..... 2,500 2,281,522
Series 2020C , RB , 5.00% , 03/15/47 ..... 1,000 1,022,165
Series 2024A , RB , 5.00% , 03/15/47 ..... 1,500 1,541,480
Series 2021A , RB , 3.00% , 03/15/50 ..... 1,000 706,185
Series 2023A , RB , 4.00% , 03/15/50 ..... 365 314,087
Series 2023A , RB , 4.00% , 03/15/51 ..... 1,500 1,285,350
Series 2023A , RB , 5.00% , 03/15/51 ..... 1,500 1,524,325
Series 2024A , RB , 5.00% , 03/15/54 ..... 4,565 4,603,912
Series 2023A , RB , 5.00% , 03/15/55 ..... 2,500 2,526,882
Series 2023A , RB , 5.00% , 03/15/63 ..... 2,200 2,212,682
Erie County Fiscal Stability Authority
Series 2017D , RB , 5.00% , 09/01/37 ..... 485 492,155
Series 2017D , RB , 5.00% , 09/01/38 ..... 150 152,062
Series 2017D , RB , 5.00% , 09/01/39 ..... 1,360 1,378,046
Erie County Industrial Development Agency
(The)
Series 2021A , RB , 5.00% , 05/01/27 ( SAW ) 500 508,528
Series 2025A , RB , 5.00% , 05/01/27 ( SAW ) 3,000 3,051,169
Series 2021A , RB , 5.00% , 05/01/29 ( SAW ) 1,000 1,057,975
Geneva Development Corp.
Series 2026 , RB , 5.25% , 02/01/51 ...... 1,000 1,020,282
Series 2026 , RB , 5.00% , 02/01/56 ...... 1,750 1,727,329
Hudson Yards Infrastructure Corp.
Series 2017A , RB , 5.00% , 02/15/29 ..... 3,045 3,077,455
Series 2017A , RB , 5.00% , 02/15/30 ..... 1,200 1,212,298
Series 2017A , RB , 5.00% , 02/15/31 ..... 4,770 4,816,930
Series 2017A , RB , 5.00% , 02/15/32 ..... 1,700 1,716,106
Series 2017A , RB , 5.00% , 02/15/33 ..... 645 650,935
Series 2022A , RB , 5.00% , 02/15/34 ..... 1,500 1,651,350
Series 2017A , RB , 5.00% , 02/15/35 ..... 1,400 1,411,864
Series 2017A , RB , 4.00% , 02/15/36 ..... 2,060 2,060,844
Series 2017A , RB , 5.00% , 02/15/36 ..... 2,250 2,268,149
Series 2017A , RB , 5.00% , 02/15/38 ..... 500 503,249
Series 2017A , RB , 5.00% , 02/15/39 ..... 200 201,164
Series 2022A , RB , 4.00% , 02/15/41 ..... 1,745 1,658,271
Series 2017A , RB , 4.00% , 02/15/44 ..... 2,150 1,970,849
Series 2017A , RB , 5.00% , 02/15/45 ..... 650 653,010
Series 2017A , RB , 4.00% , 02/15/47 ..... 5,085 4,562,424
Long Island Power Authority
Series 2021B , RB , VRDN, 0.00% , 09/01/26
(a)
80 80,000
Series 2023E , RB , 5.00% , 09/01/26 ..... 100 100,000
Series 2023D , RB , VRDN, ( Barclays Bank plc
LOC ), 2.15% , 09/09/26
(a)
........... 4,725 4,725,000
Series 2025C , RB , VRDN, ( Royal Bank of
Canada LOC ), 2.27% , 09/09/26
(a)
..... 2,220 2,220,000
Series 2022B , RB , VRDN, 5.00% , 09/01/27
(a)
3,885 3,930,987
Series 2025B , RB , VRDN, 3.00% , 09/01/28
(a)
930 928,109
Series 2018 , RB , 5.00% , 09/01/29 ...... 1,800 1,880,575
Series 2016B , RB , 5.00% , 09/01/29 ..... 1,870 1,870,000
Series 2026C , RB , VRDN, 3.40% , 09/01/30
(a)
1,785 1,778,723
Series 2016B , RB , 5.00% , 09/01/30 ..... 4,780 4,780,000
Series 2021A , RB , 5.00% , 09/01/30 ..... 530 574,309
Series 2016B , RB , 5.00% , 09/01/31 ..... 1,355 1,355,000

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
New York Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2018 , RB , 5.00% , 09/01/33 ...... USD 1,810 $ 1,875,805
Series 2016B , RB , 5.00% , 09/01/33 ..... 1,665 1,665,000
Series 2017 , RB , 5.00% , 09/01/33 ...... 2,650 2,697,079
Series 2021A , RB , 5.00% , 09/01/35 ..... 1,115 1,188,829
Series 2017 , RB , 5.00% , 09/01/35 ...... 1,550 1,574,253
Series 2019A , RB , 3.00% , 09/01/36 ..... 2,310 2,129,785
Series 2016B , RB , 5.00% , 09/01/36 ..... 875 875,000
Series 2017 , RB , 5.00% , 09/01/36 ...... 1,000 1,014,926
Series 2026B , RB , 5.00% , 09/01/37 ..... 500 556,388
Series 2021A , RB , 4.00% , 09/01/38 ..... 1,000 989,052
Series 2018 , RB , 5.00% , 09/01/38 ...... 2,370 2,435,391
Series 2026B , RB , 5.00% , 09/01/39 ..... 500 543,251
Series 2021A , RB , 3.00% , 09/01/40 ..... 875 712,466
Series 2016B , RB , 5.00% , 09/01/41 ..... 500 500,000
Series 2024A , RB , 5.00% , 09/01/42 ..... 2,980 3,132,112
Series 2017 , RB , 5.00% , 09/01/42 ...... 4,465 4,517,399
Series 2024A , RB , 5.00% , 09/01/44 ..... 1,400 1,466,578
Series 2015B , RB , 5.00% , 09/01/45 ..... 750 750,000
Series 2026B , RB , 5.00% , 09/01/46 ..... 300 313,190
Series 2026B , RB , 5.00% , 09/01/47 ( BAM ) 600 625,047
Series 2023E , RB , 5.00% , 09/01/48 ..... 2,000 2,058,010
Series 2026B , RB , 5.00% , 09/01/48 ..... 500 514,185
Series 2025 , RB , 5.25% , 09/01/50 ...... 2,000 2,070,640
Series 2026B , RB , 5.00% , 09/01/51 ( BAM ) 3,655 3,734,953
Series 2023E , RB , 5.00% , 09/01/53 ..... 2,270 2,312,182
Series 2026B , RB , 5.25% , 09/01/56 ..... 750 772,672
Metropolitan Transportation Authority
Series 2020E , RB , 4.00% , 11/15/26 ..... 710 712,050
Series 2017B , RB , 5.00% , 11/15/26 ..... 750 753,688
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 1,790 1,798,801
Series 2025B , RB , 5.00% , 11/15/26 ..... 1,000 1,004,917
Series A-2 , RB , 5.00% , 11/15/26 ....... 1,640 1,648,064
Series 2017C-2 , RB , 0.00% , 11/15/27
(b)
... 1,000 965,096
Series 2025B , RB , 5.00% , 11/15/27 ..... 1,310 1,347,645
Series A-2 , RB , 5.00% , 11/15/27 ....... 1,255 1,269,516
Series 2025B , RB , 5.00% , 11/15/28 ..... 4,385 4,605,769
Series 2017B , RB , 5.00% , 11/15/28 ..... 1,005 1,056,040
Series 2017C-1 , RB , 5.00% , 11/15/28 .... 200 207,190
Series 2017C-2 , RB , 0.00% , 11/15/29
(b)
... 2,000 1,803,995
Series 2020E , RB , 5.00% , 11/15/29 ..... 515 549,555
Series 2025B , RB , 5.00% , 11/15/29 ..... 9,450 10,084,076
Series 2015A-2 , RB , VRDN,
5.00% , 05/15/30
(a)
............... 2,100 2,225,257
Series 2016D , RB , 5.00% , 11/15/30 ..... 500 502,097
Series 2024B , RB , 5.00% , 11/15/30 ..... 1,000 1,081,111
Series 2017D , RB , 5.00% , 11/15/30 ..... 2,045 2,111,223
Series 2025B , RB , 5.00% , 11/15/31 ..... 4,000 4,371,035
Series 2025A , RB , 5.00% , 11/15/32 ..... 2,000 2,202,511
Series 2024A , RB , 5.00% , 11/15/34 ..... 1,500 1,655,507
Series 2017C-1 , RB , 5.00% , 11/15/34 .... 1,200 1,230,185
Series 2017C-1 , RB , 4.00% , 11/15/35 .... 2,000 2,003,017
Series 2025A , RB , 5.00% , 11/15/35 ..... 2,500 2,760,464
Series 2016B , RB , 4.00% , 11/15/36 ..... 350 344,762
Series 2017C-1 , RB , 4.00% , 11/15/38 .... 510 486,530
Series 2017C-2 , RB , 0.00% , 11/15/39
(b)
... 245 133,602
Series 2017C-2 , RB , 0.00% , 11/15/40
(b)
... 295 150,751
Series 2019C , RB , 5.00% , 11/15/40 ..... 500 511,635
Series 2020A-1 , RB , 4.00% , 11/15/41 .... 3,000 2,748,622
Series 2017D , RB , 4.00% , 11/15/42 ..... 1,250 1,118,541
Series 2020A-1 , RB , 4.00% , 11/15/43 .... 1,085 978,796
Series 2025B , RB , 5.00% , 11/15/43 ..... 350 362,352
Series 2021A-1 , RB , 4.00% , 11/15/44 .... 1,500 1,324,972
Series 2020A-1 , RB , 4.00% , 11/15/46 .... 350 306,252
Series 2019A-3 , RB , 4.00% , 11/15/46 .... 1,000 883,051
Series 2025A , RB , 5.00% , 11/15/47 ..... 2,000 2,031,558
Security
Par (000)
Par (000) Value
New York (continued)
Series 2021A-1 , RB , 4.00% , 11/15/48 .... USD 1,500 $ 1,298,173
Series 2020D-3 , RB , 4.00% , 11/15/50 .... 1,000 864,159
Series 2025A , RB , 4.63% , 11/15/50 ..... 1,000 961,094
Series 2020C-1 , RB , 5.00% , 11/15/50 .... 2,000 2,004,491
Series A-1 , RB , 5.00% , 11/15/51 ....... 1,000 974,624
Series 2020A-1 , RB , 4.00% , 11/15/52 .... 1,000 846,539
Series 2019B , RB , 5.00% , 11/15/52 ..... 1,000 1,004,697
Series 2020C-1 , RB , 5.25% , 11/15/55 .... 1,000 1,008,635
Metropolitan Transportation Authority Dedicated
Tax Fund
Series 2008A-1 , RB , VRDN, ( TD Bank NA
LOC ), 2.90% , 09/02/26
(a)
........... 1,230 1,230,000
Series 2016A , RB , 5.25% , 11/15/28 ..... 2,650 2,663,568
Series 2012A , RB , 0.00% , 11/15/30
(b)
.... 1,035 905,918
Series B-1 , RB , 5.00% , 11/15/35 ....... 1,000 1,018,872
Series 2024B-1 , RB , 5.00% , 11/15/43 .... 1,000 1,054,551
Series 2022A , RB , 5.00% , 11/15/44 ..... 935 967,301
Series 2022A , RB , 5.00% , 11/15/46 ..... 1,000 1,029,500
Series B-1 , RB , 5.00% , 11/15/46 ....... 630 630,611
Series 2024B-1 , RB , 5.00% , 11/15/51 .... 1,500 1,525,040
Monroe County Industrial Development Corp.
Series 2017C , RB , 5.00% , 07/01/28 ..... 110 112,111
Series 2025A , RB , 5.00% , 07/01/29 ..... 695 739,247
Series 2017 , RB , 5.00% , 05/01/30 ( SAW ) . 520 527,686
Series A , RB , 5.00% , 07/01/32 ......... 360 365,216
Series 2018 , RB , 5.00% , 05/01/34 ( SAW ) . 5,135 5,294,928
Series 2023A , RB , 5.00% , 07/01/34 ..... 2,000 2,228,895
Series 2017C , RB , 4.00% , 07/01/36 ..... 1,000 997,225
Series 2017D , RB , 4.00% , 07/01/36 ..... 900 886,013
Series 2025A , RB , 5.00% , 07/01/36 ..... 500 559,676
Series 2025A , RB , 5.00% , 07/01/39 ..... 570 618,227
Series 2017C , RB , 4.00% , 07/01/43 ..... 1,660 1,528,597
Series 2020A , RB , 4.00% , 07/01/50 ..... 1,250 1,093,589
Series 2023A , RB , 5.00% , 07/01/53 ..... 4,135 4,218,302
MTA Hudson Rail Yards Trust Obligations, Series
2016A, RB, 5.00%, 11/15/56 ......... 1,000 976,370
Nassau County Interim Finance Authority
Series 2021A , RB , 5.00% , 11/15/29 ..... 520 560,210
Series 2024A , RB , 5.00% , 11/15/29 ..... 1,500 1,615,991
Series 2021A , RB , 5.00% , 11/15/31 ..... 790 870,814
Series 2021A , RB , 4.00% , 11/15/32 ..... 1,000 1,044,204
Series 2021A , RB , 4.00% , 11/15/33 ..... 2,070 2,152,027
Series 2021A , RB , 5.00% , 11/15/33 ..... 305 332,979
Series 2021A , RB , 5.00% , 11/15/34 ..... 540 586,991
Series 2021A , RB , 4.00% , 11/15/35 ..... 245 251,783
New York City Municipal Water Finance Authority
Series 2014AA-3 , RB , VRDN, ( TD Bank NA
SBPA ), 2.90% , 09/02/26
(a)
.......... 900 900,000
Series 2026CC , RB , VRDN, ( TD Bank NA
SBPA ), 2.90% , 09/02/26
(a)
.......... 1,800 1,800,000
Series 2025, Sub-Series EE-1 , RB , VRDN,
( TD Bank NA SBPA ), 2.90% , 09/02/26
(a)
4,900 4,900,000
Series AA-2 , RB , VRDN, ( JPMorgan Chase
Bank NA SBPA ), 3.00% , 09/02/26
(a)
... 700 700,000
Series 2015BB-4 , RB , VRDN, ( Barclays Bank
plc SBPA ), 3.05% , 09/02/26
(a)
....... 850 850,000
Series 2023, Sub-Series AA2 , RB ,
5.00% , 06/15/28 ................ 90 90,609
Series 2022AA-2 , RB , 5.00% , 06/15/28 ... 3,720 3,745,401
Series 2021, Sub-Series CC-2 , RB ,
5.00% , 06/15/28 ................ 455 458,107
Series 2026DD , RB , 5.00% , 06/15/28 .... 415 433,164
Series 2020DD-1 , RB , 5.00% , 06/15/30 ... 1,310 1,416,263
Series 2026, Sub-Series AA-2 , RB ,
5.00% , 06/15/31 ................ 1,000 1,096,130

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2020EE , RB , 5.00% , 06/15/31 .... USD 690 $ 756,330
Series BB-2 , RB , 5.00% , 06/15/32 ...... 520 528,561
Series 2016 , RB , 4.00% , 06/15/33 ...... 390 390,480
Series 2019FF-2 , RB , 4.00% , 06/15/36 ... 560 560,915
Series 2024BB-2 , RB , 5.00% , 06/15/36 ... 1,000 1,129,575
Series 2026, Sub-Series AA-2 , RB ,
5.00% , 06/15/36 ................ 1,000 1,125,642
Series 2017EE , RB , 5.00% , 06/15/36 .... 500 506,874
Series 2024, Sub-Series BB-2 , RB ,
5.00% , 06/15/36 ................ 1,100 1,212,298
Series 2019FF-2 , RB , 4.00% , 06/15/37 ... 3,000 2,985,663
Series 2026DD , RB , 5.00% , 06/15/38 .... 785 881,902
Series 2022EE , RB , 4.00% , 06/15/39 .... 1,305 1,272,361
Series 2026, Sub-Series AA-2 , RB ,
5.00% , 06/15/39 ................ 135 147,097
Series 2019EE-2 , RB , 4.00% , 06/15/40 ... 2,000 1,912,221
Series 2018EE , RB , 5.00% , 06/15/40 .... 300 304,927
Series 2019FF-2 , RB , 4.00% , 06/15/41 ... 3,000 2,793,335
Series 2020DD-3 , RB , 4.00% , 06/15/42 ... 500 463,475
Series 2021AA-2 , RB , 4.00% , 06/15/42 ... 1,500 1,389,296
Series 2025BB , RB , 5.00% , 06/15/43 .... 2,000 2,121,725
Series 2022BB-1 , RB , 3.00% , 06/15/44 ... 3,400 2,641,401
Series 2015AA , RB , 4.00% , 06/15/44 .... 840 760,974
Series 2024BB-2 , RB , 5.00% , 06/15/44 ... 500 522,391
Series 2017AA , RB , 3.00% , 06/15/46 .... 4,665 3,424,122
Series CC-1 , RB , 4.00% , 06/15/46 ...... 1,685 1,512,962
Series 2023DD , RB , 4.13% , 06/15/46 .... 1,790 1,660,052
Series 2026DD , RB , 5.00% , 06/15/46 .... 370 385,169
Series BB-1 , RB , 5.00% , 06/15/46 ...... 625 628,923
Series 2023DD , RB , 5.25% , 06/15/46 .... 2,915 3,051,597
Series 2017DD , RB , 5.00% , 06/15/47 .... 1,500 1,502,855
Series 2026BB , RB , 5.00% , 06/15/47 .... 835 862,738
Series 2024BB, Sub-Series BB-2 , RB ,
5.25% , 06/15/47 ................ 3,310 3,454,967
Series 2025BB , RB , 5.00% , 06/15/48 .... 1,000 1,023,566
Series 2018CC-1 , RB , 5.00% , 06/15/48 ... 750 753,480
Series 2025, Sub-Series AA2 , RB ,
5.00% , 06/15/48 ................ 1,500 1,535,285
Series 2019FF-1 , RB , 5.00% , 06/15/49 ... 1,070 1,089,696
Series 2026BB , RB , 5.00% , 06/15/49 .... 250 255,472
Series 2020DD-1 , RB , 4.00% , 06/15/50 ... 3,500 3,068,897
Series 2020GG-1 , RB , 4.00% , 06/15/50 .. 1,000 876,828
Series 2021CC-1 , RB , 4.00% , 06/15/51 ... 3,000 2,618,927
Series 2025AA, Sub-Series AA-1 , RB ,
5.00% , 06/15/51 ................ 3,000 3,029,440
Series 2024, Sub-Series AA-1 , RB ,
5.25% , 06/15/53 ................ 2,000 2,053,436
Series 2025AA , RB , 4.00% , 06/15/54 .... 6,200 5,346,785
Series 2024CC-1 , RB , 5.25% , 06/15/54 ... 2,000 2,049,434
Series 2026, Sub-Series AA-1 , RB ,
5.00% , 06/15/55 ................ 4,000 4,047,561
Series 2026, Sub-Series AA-1 , RB ,
5.25% , 06/15/55 ................ 2,000 2,068,394
Series 2025BB , RB , 5.25% , 06/15/55 .... 2,000 2,052,485
Series 2026BB , RB , 5.25% , 06/15/56 .... 1,000 1,034,604
New York City Transitional Finance Authority
Building Aid
Series 2018S-4A , RB , 5.00% , 07/15/27
( SAW ) ....................... 115 117,465
Series 2022S-1A , RB , 5.00% , 07/15/30
( SAW ) ....................... 215 232,894
Series S-2 , RB , 5.00% , 07/15/30 ( SAW ) .. 1,010 1,028,586
Series 2018S-4A , RB , 5.00% , 07/15/31
( SAW ) ....................... 500 519,720
Security
Par (000)
Par (000) Value
New York (continued)
Series 2019S-3A , RB , 5.00% , 07/15/31
( SAW ) ....................... USD 500 $ 519,720
Series 2019S-3A , RB , 4.00% , 07/15/38
( SAW ) ....................... 500 479,844
Series 2018S-3 , RB , 4.00% , 07/15/46 ( SAW ) 380 341,461
New York City Transitional Finance Authority
Future Tax Secured
Series 2025H, Sub-Series H-2 , RB , VRDN,
( TD Bank NA SBPA ), 2.90% , 09/02/26
(a)
300 300,000
Series 2013A-4 , RB , VRDN, ( JPMorgan
Chase Bank NA SBPA ), 3.00% , 09/02/26
(a)
100 100,000
Series 2023B-1 , RB , 5.00% , 11/01/26 .... 100 100,409
Series C , RB , 5.00% , 11/01/26 ......... 270 271,104
Series 2022A-1 , RB , 5.00% , 11/01/26 .... 1,045 1,049,274
Series 2021A , RB , 5.00% , 11/01/26 ..... 960 963,926
Series 2027B-1 , RB , 5.00% , 11/01/27 .... 400 411,505
Series 2023E-1 , RB , 5.00% , 11/01/27 .... 1,015 1,044,195
Series 2027A , RB , 5.00% , 11/01/27 ..... 900 925,887
Series 2018-1 , RB , 5.00% , 11/01/27 ..... 340 349,780
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/28 ................ 420 434,583
Series 2019A-1 , RB , 5.00% , 08/01/28 .... 2,220 2,322,956
Series 2026C , RB , 5.00% , 11/01/28 ..... 1,000 1,048,541
Series 2021G-1 , RB , 5.00% , 11/01/28 .... 140 146,796
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/29 ................ 465 489,196
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/29 ................ 2,590 2,736,046
Series 2025E , RB , 5.00% , 11/01/29 ..... 700 745,237
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/29 ................ 3,075 3,273,721
Series C , RB , 5.00% , 11/01/29 ......... 2,155 2,186,781
Series 2026, Sub-Series G1 , RB ,
5.00% , 11/01/29 ................ 2,500 2,661,562
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/30 ................ 1,000 1,068,549
Series 2025D , RB , 5.00% , 05/01/30 ..... 240 257,346
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/30 ................ 1,725 1,849,673
Series 2021-2 , RB , 5.00% , 08/01/30 ..... 2,800 3,012,407
Series 2026C , RB , 5.00% , 11/01/30 ..... 665 717,791
Series 2027A , RB , 5.00% , 11/01/30 ..... 1,335 1,440,979
Series 2027B-1 , RB , 5.00% , 11/01/30 .... 1,395 1,505,742
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/31 ................ 3,360 3,643,409
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/31 ................ 1,000 1,084,348
Series 2010, Sub-Series G-5 , RB ,
5.00% , 05/01/31 ................ 1,955 2,100,669
Series 2026, Sub-Series G1 , RB ,
5.00% , 11/01/31 ................ 2,640 2,878,577
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/31 ................ 2,000 2,180,740
Series 2023B-1 , RB , 5.00% , 11/01/31 .... 1,290 1,406,578
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/31 ................ 1,000 1,090,370
Series 2025B, Sub-Series B-1 , RB ,
5.00% , 11/01/32 ................ 2,795 3,075,443
Series 2025E , RB , 5.00% , 11/01/32 ..... 1,000 1,100,338
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/32 ................ 1,500 1,650,506
Series 2018B-1 , RB , 5.00% , 08/01/33 .... 1,000 1,017,519
Series 2018A-2 , RB , 5.00% , 08/01/33 .... 1,000 1,017,519
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/33 ................ 2,755 3,050,747

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
New York Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2024D-1 , RB , 5.00% , 11/01/33 .... USD 2,000 $ 2,214,698
Series 2017E-1 , RB , 5.00% , 02/01/34 .... 1,500 1,511,719
Series 2025G, Sub-Series G-1 , RB ,
5.00% , 11/01/34 ................ 3,120 3,466,368
Series 2026, Sub-Series D-1 , RB ,
5.00% , 11/01/34 ................ 3,000 3,333,046
Series B-1 , RB , 5.00% , 08/01/35 ....... 1,120 1,153,890
Series 2026C , RB , 5.00% , 11/01/35 ..... 1,500 1,662,761
Series 2020B-1 , RB , 5.00% , 11/01/35 .... 1,535 1,607,879
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/35 ................ 1,755 1,933,354
Series 2024F, Sub-Series F-1 , RB ,
5.00% , 02/01/36 ................ 1,000 1,085,927
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/36 ................ 1,000 1,100,585
Series 2024G-1 , RB , 5.00% , 05/01/36 .... 2,500 2,715,259
Series 2017F-1 , RB , 5.00% , 05/01/36 .... 1,000 1,010,804
Series 2019A-1 , RB , 5.00% , 08/01/36 .... 1,000 1,029,062
Series 2018A-2 , RB , 5.00% , 08/01/36 .... 1,000 1,014,573
Series 2022A-1 , RB , 4.00% , 11/01/36 .... 1,875 1,876,095
Series 2025E , RB , 5.00% , 11/01/36 ..... 1,000 1,086,713
Series 2021A , RB , 5.00% , 11/01/36 ..... 1,000 1,049,536
Series 2024D-1 , RB , 5.00% , 11/01/36 .... 1,300 1,406,761
Series 2023B-1 , RB , 5.25% , 11/01/36 .... 1,500 1,628,239
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/37 ................ 1,525 1,669,103
Series 2017E-1 , RB , 5.00% , 02/01/37 .... 200 201,277
Series 2021C-1 , RB , 5.00% , 05/01/37 .... 1,020 1,067,963
Series 2027A , RB , 5.00% , 11/01/37 ..... 750 819,215
Series 2026, Sub-Series G1 , RB ,
5.00% , 11/01/37 ................ 1,410 1,540,124
Series 2025AG, Sub-Series A-1 , RB ,
5.00% , 11/01/37 ................ 2,000 2,153,477
Series 2023D-1 , RB , 5.25% , 11/01/37 .... 375 404,126
Series 2016F-3 , RB , 3.00% , 02/01/38 .... 1,515 1,297,500
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/38 ................ 1,000 1,083,331
Series 2024B , RB , 5.00% , 05/01/38 ..... 1,085 1,152,704
Series 2019C-1 , RB , 4.00% , 11/01/38 .... 1,000 973,157
Series 2024D, Sub-Series D-1 , RB ,
5.00% , 11/01/38 ................ 4,560 4,850,046
Series 2021G-1 , RB , 5.00% , 11/01/38 .... 1,250 1,308,812
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/38 ................ 2,000 2,134,242
Series 2021A , RB , 3.00% , 11/01/39 ..... 1,000 842,604
Series 2026, Sub-Series G1 , RB ,
5.00% , 11/01/39 ................ 1,500 1,605,925
Series 2025H, Sub-Series H-1 , RB ,
5.00% , 11/01/39 ................ 1,675 1,778,763
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/39 ................ 840 889,508
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/40 ................ 1,000 1,060,330
Series 2022B, Sub-Series B-1 , RB ,
3.00% , 08/01/40 ................ 740 614,576
Series 2027B-1 , RB , 5.25% , 11/01/40 .... 335 363,838
Series 2016F-3 , RB , 3.25% , 02/01/41 .... 1,500 1,223,023
Series 2022F-1 , RB , 5.00% , 02/01/41 .... 3,755 3,902,311
Series 2021C-1 , RB , 4.00% , 05/01/41 .... 1,410 1,302,944
Series 2023D, Sub-Series D-1 , RB ,
5.25% , 11/01/41 ................ 1,120 1,183,991
Series 2021E-1 , RB , 4.00% , 02/01/42 .... 900 825,706
Series 2023A-1 , RB , 5.25% , 08/01/42 .... 5,000 5,268,607
Series 2019C-1 , RB , 4.00% , 11/01/42 .... 2,590 2,367,326
Security
Par (000)
Par (000) Value
New York (continued)
Series 2024F, Sub-Series F-1 , RB ,
5.00% , 02/01/43 ................ USD 2,770 $ 2,864,920
Series 2026B , RB , 5.00% , 05/01/43 ..... 335 348,595
Series 2024G-1 , RB , 5.00% , 05/01/43 .... 4,570 4,729,642
Series 2018A-3 , RB , 4.00% , 08/01/43 .... 3,400 3,085,220
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/44 ................ 2,750 2,850,589
Series 2020C-1 , RB , 4.00% , 05/01/45 .... 200 180,034
Series 2024B , RB , 5.00% , 05/01/45 ..... 2,000 2,049,818
Series 2024G-1 , RB , 5.00% , 05/01/45 .... 2,500 2,565,918
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/45 ................ 1,000 1,027,792
Series 2018B-1 , RB , 5.00% , 08/01/45 .... 1,000 1,007,334
Series 2020B-1 , RB , 4.00% , 11/01/45 .... 2,000 1,794,533
Series 2023D-1 , RB , 5.50% , 11/01/45 .... 850 908,751
Series 2024F-1 , RB , 5.00% , 02/01/46 .... 2,500 2,549,035
Series 2021C, Sub-Series C-1 , RB ,
4.00% , 05/01/46 ................ 2,000 1,794,884
Series 2025D , RB , 5.00% , 05/01/46 ..... 3,785 3,865,616
Series 2026, Sub-Series A-1 , RB ,
5.25% , 05/01/46 ................ 3,000 3,138,089
Series 2026C , RB , 5.00% , 11/01/46 ..... 250 256,201
Series 2026I , RB , 5.00% , 11/01/46 ...... 1,000 1,025,814
Series 2027B-1 , RB , 5.25% , 11/01/46 .... 2,000 2,099,973
Series 2027A , RB , 5.25% , 11/01/46 ..... 1,315 1,380,732
Series 2024G-1 , RB , 5.00% , 05/01/47 .... 1,540 1,564,512
Series 2026I , RB , 5.00% , 11/01/47 ...... 1,025 1,045,878
Series 2027A , RB , 5.25% , 11/01/47 ..... 1,000 1,044,450
Series 2022B-1 , RB , 4.00% , 08/01/48 .... 825 726,696
Series 2025E , RB , 5.50% , 11/01/49 ..... 1,000 1,050,589
Series 2026C , RB , 5.00% , 11/01/50 ..... 1,000 1,006,813
Series 2023F-1 , RB , 4.00% , 02/01/51 .... 2,000 1,727,750
Series 2026I , RB , 5.25% , 11/01/51 ...... 2,345 2,413,746
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/53 ................ 375 376,587
Series 2025I, Sub-Series I-1 , RB ,
5.50% , 05/01/53 ................ 1,175 1,231,134
Series 2025E , RB , 4.13% , 11/01/53 ..... 950 829,020
Series 2025E , RB , 5.00% , 11/01/53 ..... 880 884,921
Series 2026B , RB , 5.25% , 05/01/55 ..... 1,505 1,541,344
Series 2027A , RB , 5.00% , 11/01/56 ..... 1,000 1,001,369
New York Convention Center Development
Corp., Series A, RB, 0.00%, 11/15/48
(b)
... 500 167,794
New York Power Authority
Series 2022A , RB , 5.00% , 11/15/26 ..... 560 562,951
Series 2022A , RB , 5.00% , 11/15/27 ..... 535 551,854
Series 2022A , RB , 5.00% , 11/15/31 ..... 1,125 1,248,675
Series 2024A , RB , 5.00% , 11/15/31 ..... 2,000 2,227,368
Series 2023A , RB , 5.00% , 11/15/33 ..... 520 590,800
Series 2024A , RB , 5.00% , 11/15/33 ..... 4,000 4,565,004
Series 2024A , RB , 5.00% , 11/15/35 ..... 4,245 4,796,302
Series 2024A , RB , 5.00% , 11/15/40 ..... 250 268,573
Series 2024A , RB , 5.00% , 11/15/42 ..... 400 423,991
Series 2024A , RB , 5.00% , 11/15/43 ..... 2,000 2,111,911
Series 2020A , RB , 4.00% , 11/15/45 ..... 4,180 3,912,880
Series 2024A , RB , 4.00% , 11/15/49 ..... 895 800,145
Series 2020A , RB , 4.00% , 11/15/50 ..... 4,325 3,883,767
Series 2023A , RB , 5.00% , 11/15/53 ..... 1,240 1,261,787
Series 2020A , RB , 4.00% , 11/15/55 ..... 1,000 870,559
Series 2023A , RB , 5.13% , 11/15/58 ..... 620 634,585
Series 2020A , RB , 4.00% , 11/15/60 ..... 2,300 1,965,313
Series 2022A , RB , 4.00% , 11/15/61 ..... 1,000 848,176
New York State Dormitory Authority
Series 2009A , RB , VRDN, 2.40% , 09/09/26
(a)
10,500 10,500,000
Series B , RB , 4.00% , 10/01/26 ......... 125 125,160

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series F , RB , 5.00% , 10/01/26 ......... USD 25 $ 25,050
Series 2022A , RB , 5.00% , 10/01/26 ( BAM ) 1,915 1,918,827
Series 2023B , RB , 5.00% , 10/01/26 ..... 1,040 1,042,079
Series 2019A , RB , 5.00% , 10/01/26 ( SAW ) 70 70,136
Series A-1 , RB , 5.00% , 10/01/26 ....... 305 305,641
Series 2024A , RB , 5.00% , 10/01/26 ..... 1,835 1,838,668
Series 2017B-1 , RB , 5.00% , 02/15/27 .... 420 424,676
Series 2025C , RB , 5.00% , 03/15/27 ..... 250 253,347
Series A , RB , 5.00% , 10/01/27 ......... 530 544,658
Series 2026A , RB , 5.00% , 10/01/27 ( SAW ) 170 174,368
Series E , RB , 5.00% , 10/01/27 ( SAW ) .... 2,700 2,705,295
Series 2019D , RB , 5.00% , 02/15/28 ..... 1,145 1,185,482
Series 2025A , RB , 5.00% , 03/15/28 ..... 2,110 2,188,707
Series 2026A , RB , 5.00% , 03/15/28 ..... 1,335 1,384,798
Series 2017A , RB , 5.00% , 07/01/28 ..... 2,775 2,829,037
Series 2021B , RB , 5.00% , 07/01/28 ..... 1,000 1,044,443
Series 2018A , RB , 5.00% , 10/01/28 ..... 970 1,021,399
Series 2017A , RB , 5.00% , 02/15/29 ..... 990 1,001,023
Series 2025B , RB , 5.00% , 07/01/29 ..... 750 798,193
Series 2024A , RB , 5.00% , 10/01/29 ..... 1,000 1,066,958
Series 2019A , RB , 5.00% , 10/01/29 ( SAW ) 1,060 1,085,426
Series 2025C , RB , 5.00% , 03/15/30 ..... 1,250 1,344,112
Series 2018C , RB , 5.00% , 03/15/30 ..... 2,135 2,210,278
Series 2024B , RB , 5.00% , 03/15/30 ..... 2,030 2,192,094
Series 2025A , RB , 5.00% , 03/15/30 ..... 1,035 1,112,925
Series 2018A , RB , 5.00% , 03/15/30 ..... 1,035 1,081,542
Series 2022A , RB , 5.00% , 07/01/30 ..... 1,000 1,051,257
Series 2018A , RB , 5.00% , 07/01/30 ..... 2,190 2,279,410
Series 2017B-2 , RB , 5.00% , 02/15/31 .... 870 887,929
Series 2017A , RB , 5.00% , 02/15/31 ..... 2,410 2,433,806
Series 2016D , RB , 5.00% , 02/15/31 ..... 125 125,223
Series 2025A , RB , 5.00% , 03/15/31 ..... 1,000 1,090,271
Series 2021A , RB , 5.00% , 03/15/31 ..... 1,560 1,700,823
Series 2025A , RB , 5.00% , 07/01/31 ..... 1,000 1,097,731
Series 2026A , RB , 5.00% , 10/01/31 ..... 1,090 1,195,535
Series 2026A , RB , 5.00% , 10/01/31 ..... 500 553,890
Series 2024A , RB , 5.00% , 10/01/31 ..... 1,150 1,273,946
Series 2016A , RB , 5.00% , 03/15/32 ..... 3,050 3,055,800
Series 2021E , RB , 5.00% , 03/15/32 ..... 515 567,800
Series 2019A , RB , 3.00% , 10/01/32 ( SAW ) 2,000 1,934,810
Series 2025A , RB , 5.00% , 10/01/32 ..... 1,695 1,876,467
Series 2016A , RB , 5.00% , 02/15/33 ..... 1,500 1,502,521
Series 2018A , RB , 5.00% , 03/15/33 ..... 965 980,594
Series 2020A , RB , 5.00% , 03/15/33 ..... 1,000 1,066,981
Series 2017 , RB , 4.00% , 07/01/33 ...... 465 466,080
Series 2017A , RB , 5.00% , 07/01/33 ..... 840 853,075
Series 2018A , RB , 5.00% , 07/01/33 ..... 1,865 1,933,741
Series 2023A , RB , 5.00% , 10/01/33 ..... 1,475 1,669,464
Series 2017B-2 , RB , 5.00% , 02/15/34 .... 1,000 1,018,897
Series 2025C , RB , 5.00% , 03/15/34 ..... 4,815 5,392,454
Series 2016A , RB , 5.00% , 03/15/34 ..... 1,950 1,953,443
Series 2026A , RB , 5.00% , 03/15/34 ..... 2,000 2,239,856
Series 2018A , RB , 5.00% , 03/15/34 ..... 1,155 1,189,614
Series 2019A , RB , 5.00% , 03/15/34 ..... 1,000 1,050,059
Series 2018C , RB , 5.00% , 03/15/34 ..... 725 747,015
Series 2017 , RB , 4.00% , 07/01/34 ...... 500 500,570
Series 2017A , RB , 5.00% , 07/01/34 ..... 3,000 3,044,296
Series 2024A , RB , 5.00% , 10/01/34 ..... 1,800 1,969,263
Series 2025A , RB , 5.00% , 10/01/34 ..... 645 721,298
Series 2020A , RB , 4.00% , 03/15/35 ..... 1,040 1,045,561
Series 2026A , RB , 5.00% , 03/15/35 ..... 2,000 2,244,142
Series 2025A , RB , 5.00% , 07/01/35 ..... 2,910 3,206,278
Series 2019A , RB , 5.00% , 07/01/35 ..... 2,335 2,446,767
Series 2026A , RB , 5.00% , 10/01/35 ..... 2,000 2,207,879
Series 2024D , RB , 5.00% , 10/01/35 ( SAW ) 2,585 2,798,467
Security
Par (000)
Par (000) Value
New York (continued)
Series 2017A , RB , 5.00% , 02/15/36 ..... USD 500 $ 504,144
Series 2018C , RB , 5.00% , 03/15/36 ..... 1,000 1,027,019
Series 2021A , RB , 5.00% , 03/15/36 ..... 1,000 1,059,553
Series 2021E , RB , 5.00% , 03/15/36 ..... 2,360 2,531,054
Series 2025C , RB , 5.00% , 03/15/36 ..... 2,640 2,935,593
Series 2018A , RB , 5.00% , 07/01/36 ..... 1,750 1,804,332
Series 2026A , RB , 5.00% , 10/01/36 ..... 915 1,002,447
Series 2026A , RB , 5.00% , 10/01/36 ..... 750 858,303
Series 2017B-2 , RB , 5.00% , 02/15/37 .... 555 564,278
Series 2015E , RB , 3.50% , 03/15/37 ..... 385 354,944
Series 2024A , RB , 5.00% , 03/15/37 ..... 1,810 1,968,199
Series 2019A , RB , 5.00% , 03/15/37 ..... 1,365 1,424,139
Series 2018A , RB , 4.00% , 07/01/37 ..... 2,500 2,476,063
Series 2020A , RB , 3.00% , 03/15/38 ..... 2,000 1,735,693
Series 2025C , RB , 5.00% , 03/15/38 ..... 2,500 2,724,202
Series 2018C , RB , 5.00% , 03/15/38 ..... 825 844,293
Series 2025A , RB , 5.00% , 03/15/38 ..... 3,000 3,246,114
Series 2026A , RB , 4.00% , 07/01/38 ..... 1,000 1,010,962
Series 2025A , RB , 5.00% , 07/01/38 ..... 3,350 3,675,049
Series 2026A , RB , 5.00% , 07/01/38 ..... 1,950 2,156,747
Series 2018B , RB , 5.00% , 10/01/38 ..... 1,000 1,022,413
Series 2025A , RB , 5.00% , 03/15/39 ..... 6,000 6,508,949
Series 2023A , RB , 5.00% , 03/15/39 ..... 450 478,901
Series 2025C , RB , 5.00% , 03/15/39 ..... 710 765,172
Series 2023A-1 , RB , 5.00% , 03/15/39 .... 3,600 3,831,207
Series 2018A , RB , 5.25% , 03/15/39 ..... 725 747,535
Series 2026A , RB , 5.00% , 10/01/39 ..... 500 533,137
Series 2016A , RB , 5.00% , 02/15/40 ..... 500 500,624
Series 2019A , RB , 5.00% , 03/15/40 ..... 1,000 1,036,152
Series 2025A , RB , 5.25% , 07/01/40 ..... 2,000 2,139,326
Series 2001-1 , RB , 5.50% , 07/01/40
( AMBAC ) ..................... 400 444,509
Series 2021E , RB , 3.00% , 03/15/41 ..... 2,000 1,616,657
Series 2022A , RB , 5.00% , 03/15/41 ..... 445 462,164
Series 2017A , RB , 5.00% , 03/15/41 ..... 350 352,080
Series 2025A , RB , 5.00% , 03/15/41 ..... 1,500 1,579,656
Series 2021A , RB , 3.00% , 07/01/41 ..... 1,750 1,434,343
Series 2018A , RB , 4.00% , 07/01/41 ..... 4,000 3,752,872
Series 2016A , RB , 5.00% , 07/01/41 ..... 250 242,118
Series 2026A , RB , 5.00% , 07/01/41 ..... 250 269,728
Series 2026A , RB , 5.00% , 10/01/41 ..... 875 923,566
Series 2020A , RB , 3.00% , 03/15/42 ..... 2,000 1,592,229
Series 2021E , RB , 4.00% , 03/15/42 ..... 825 773,396
Series 2022A , RB , 4.00% , 07/01/42 ..... 1,165 1,097,685
Series 2025A , RB , 5.00% , 07/01/42 ..... 5,150 5,501,494
Series 2017B , RB , 5.00% , 02/15/43 ..... 1,000 1,011,401
Series 2023A1 , RB , 4.00% , 03/15/43 .... 3,410 3,211,234
Series 2021A , RB , 4.00% , 03/15/43 ..... 2,000 1,867,133
Series 2024A , RB , 5.00% , 03/15/43 ..... 5,000 5,208,507
Series 2025A , RB , 5.00% , 03/15/43 ..... 335 354,073
Series 2024A , RB , 5.00% , 03/15/44 ..... 1,600 1,658,508
Series 2025A , RB , 5.00% , 03/15/44 ..... 375 395,106
Series 2017A , RB , 5.00% , 03/15/44 ..... 105 105,530
Series 2023A-1 , RB , 5.00% , 03/15/45 .... 1,000 1,035,379
Series 2021B , RB , 3.00% , 07/01/45 ..... 750 573,124
Series 2019A , RB , 4.00% , 07/01/45 ..... 11,915 11,023,509
Series 2026A , RB , 5.00% , 10/01/45 ( SAW ) 750 781,444
Series 2021E , RB , 4.00% , 03/15/46 ..... 1,000 911,638
Series 2024B , RB , 5.00% , 03/15/46 ..... 5,850 6,071,072
Series 2020 , RB , 4.00% , 07/01/46 ...... 1,000 915,667
Series 2022 , RB , 4.00% , 07/01/46 ...... 730 660,252
Series 2016A , RB , 5.00% , 07/01/46 ..... 250 239,713
Series A-2 , RB , 5.00% , 10/01/46 ....... 1,540 1,684,562
Series 2018A , RB , 4.00% , 03/15/47 ..... 500 447,292
Series 2021E , RB , 4.00% , 03/15/47 ..... 2,000 1,803,133

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
New York Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2021A , RB , 4.00% , 03/15/47 ..... USD 1,715 $ 1,546,187
Series 2025C , RB , 5.25% , 03/15/47 ..... 1,500 1,572,052
Series 2022A , RB , 4.00% , 07/01/47 ..... 310 255,577
Series A , RB , 5.00% , 10/01/47 ......... 3,885 4,211,766
Series 2020A , RB , 4.00% , 03/15/48 ..... 2,000 1,785,864
Series 2024A , RB , 5.00% , 03/15/48 ..... 2,000 2,041,770
Series 2024A , RB , 5.25% , 03/15/48 ..... 1,500 1,554,249
Series 2018A , RB , 5.00% , 07/01/48 ..... 500 512,050
Series 2018A , RB , 5.00% , 10/01/48 ..... 5,510 5,917,759
Series 2019D , RB , 4.00% , 02/15/49 ..... 1,545 1,373,130
Series 2022A , RB , 4.00% , 03/15/49 ..... 1,820 1,611,966
Series 2025A , RB , 5.00% , 03/15/49 ..... 1,000 1,014,887
Series 2024B , RB , 5.00% , 03/15/49 ..... 750 763,798
Series 2019C , RB , 4.00% , 07/01/49 ..... 500 440,883
Series 2019A , RB , 5.00% , 07/01/49 ..... 500 502,984
Series 2020A , RB , 3.00% , 03/15/50 ..... 4,750 3,350,171
Series 2025A , RB , 5.25% , 03/15/50 ..... 1,660 1,727,844
Series 2020 , RB , 4.00% , 07/01/50 ...... 2,000 1,747,250
Series 2020A , RB , 4.00% , 07/01/50 ..... 2,030 1,815,004
Series 2019B , RB , 5.00% , 07/01/50 ..... 500 509,945
Series 2020A , RB , 5.00% , 07/01/50 ..... 2,500 2,531,747
Series 2025A , RB , 5.25% , 07/01/50 ..... 500 519,191
Series 2020A , RB , 5.00% , 10/01/50 ..... 310 329,813
Series 2021A , RB , 3.00% , 03/15/51 ..... 1,780 1,241,978
Series 2024A , RB , 5.00% , 03/15/51 ..... 2,000 2,026,892
Series 2026A , RB , 5.00% , 03/15/53 ..... 1,570 1,587,462
Series 2020A , RB , 5.00% , 07/01/53 ..... 1,500 1,519,173
Series 2023A , RB , 5.00% , 07/01/53 ..... 735 740,006
Series 2024B , RB , 4.00% , 03/15/54 ..... 1,000 868,783
Series 2025A , RB , 5.00% , 03/15/54 ..... 2,500 2,517,175
Series 2024A , RB , 5.50% , 07/01/54 ..... 5,250 5,527,719
Series 2024A , RB , 5.00% , 03/15/55 ..... 1,510 1,522,128
New York State Environmental Facilities Corp.
Series 2023A , RB , 5.00% , 05/15/27 ..... 325 330,840
Series 2026C , RB , 5.00% , 09/15/27 ..... 2,000 2,052,472
Series 2026A , RB , 5.00% , 06/15/28 ..... 270 281,962
Series 2019B , RB , 5.00% , 06/15/28 ..... 550 574,368
Series 2021B , RB , 5.00% , 08/15/29 ..... 165 176,555
Series 2022B , RB , 5.00% , 09/15/29 ..... 540 578,677
Series 2026A , RB , 5.00% , 06/15/30 ..... 3,000 3,254,614
Series 2018A , RB , 5.00% , 06/15/30 ..... 195 202,691
Series 2024A , RB , 5.00% , 06/15/30 ..... 1,025 1,111,993
Series 2023B , RB , 5.00% , 06/15/31 ..... 125 137,605
Series 2021B , RB , 5.00% , 08/15/31 ..... 300 331,018
Series 2023B , RB , 5.00% , 06/15/32 ..... 500 557,206
Series 2022B , RB , 5.00% , 09/15/32 ..... 500 558,823
Series 2024B , RB , 5.00% , 05/15/33 ..... 1,500 1,688,310
Series 2026A , RB , 5.00% , 06/15/34 ..... 4,230 4,799,277
Series 2017A , RB , 5.00% , 06/15/34 ..... 715 725,583
Series 2022B , RB , 5.00% , 09/15/34 ..... 500 552,397
Series 2018A , RB , 5.00% , 06/15/35 ..... 365 376,446
Series 2017A , RB , 5.00% , 06/15/35 ..... 200 202,788
Series 2026B , RB , 5.00% , 03/15/37 ..... 720 816,781
Series 2026A , RB , 5.00% , 06/15/37 ..... 600 680,697
Series 2022B , RB , 5.00% , 09/15/37 ..... 500 542,009
Series 2019B , RB , 3.00% , 06/15/38 ..... 385 335,835
Series 2026A , RB , 5.00% , 06/15/40 ..... 1,600 1,761,956
Series 2026A , RB , 5.00% , 06/15/41 ..... 265 289,648
Series 2026B , RB , 5.00% , 09/15/41 ..... 1,500 1,636,623
Series 2022A , RB , 4.00% , 06/15/42 ..... 1,000 954,889
Series 2018B , RB , 5.00% , 06/15/43 ..... 1,000 1,017,104
Series 2024B , RB , 5.00% , 05/15/44 ..... 500 531,882
Series 2019A , RB , 5.00% , 08/15/44 ..... 500 514,637
Series 2020A , RB , 4.00% , 06/15/45 ..... 1,095 1,020,910
Series 2026B , RB , 5.00% , 09/15/45 ..... 950 1,019,136
Security
Par (000)
Par (000) Value
New York (continued)
Series 2017A , RB , 5.00% , 06/15/46 ..... USD 835 $ 840,823
Series 2017E , RB , 5.00% , 06/15/47 ..... 3,500 3,522,328
Series 2024A , RB , 5.00% , 06/15/47 ..... 4,000 4,195,739
Series 2022B , RB , 5.00% , 09/15/47 ..... 3,185 3,313,123
Series 2019A , RB , 5.00% , 02/15/49 ..... 1,200 1,228,013
Series 2019B , RB , 4.00% , 06/15/49 ..... 500 454,290
Series 2026B , RB , 5.00% , 03/15/51 ..... 750 777,637
Series 2023B , RB , 5.00% , 06/15/53 ..... 2,500 2,558,648
New York State Thruway Authority
Series 2026A , RB , 5.00% , 01/01/27 ..... 930 937,866
Series 2021A-1 , RB , 5.00% , 03/15/27 .... 115 116,540
Series 2026A , RB , 5.00% , 01/01/28 ..... 2,640 2,728,186
Series 2021A-1 , RB , 5.00% , 03/15/29 .... 2,570 2,714,475
Series 2019B , RB , 5.00% , 01/01/30 ..... 675 724,554
Series 2026A , RB , 5.00% , 09/15/30 ..... 1,000 1,080,350
Series Q , RB , 5.00% , 01/01/31 ........ 2,000 2,175,893
Series 2021A-1 , RB , 5.00% , 03/15/31 .... 1,000 1,086,719
Series Q , RB , 5.00% , 01/01/32 ........ 2,000 2,200,708
Series 2025A , RB , 5.00% , 03/15/32 ..... 655 719,346
Series L , RB , 5.00% , 01/01/35 ......... 810 827,876
Series L , RB , 4.00% , 01/01/36 ......... 500 500,122
Series 2021A-1 , RB , 4.00% , 03/15/36 .... 4,450 4,452,347
Series 2026A , RB , 5.00% , 01/01/37 ..... 450 500,840
Series 2019B , RB , 4.00% , 01/01/38 ..... 1,500 1,444,988
Series 2019B , RB , 4.00% , 01/01/39 ( BAM-
TCRS ) ....................... 1,500 1,442,555
Series 2026A , RB , 5.00% , 01/01/40 ..... 245 264,635
Series 2021A-1 , RB , 4.00% , 03/15/40 .... 1,500 1,440,498
Series 2019B , RB , 4.00% , 01/01/41 ..... 1,635 1,509,485
Series N , RB , 4.00% , 01/01/45 ......... 4,000 3,591,040
Series R , RB , 5.00% , 01/01/46 ......... 2,000 2,093,541
Series 2026A , RB , 5.00% , 09/15/46 ..... 1,000 1,041,879
Series 2025A , RB , 5.00% , 03/15/47 ..... 1,000 1,032,701
Series 2021A-1 , RB , 3.00% , 03/15/48 .... 1,000 734,052
Series N , RB , 3.00% , 01/01/49 ......... 500 354,998
Series 2022A , RB , 4.00% , 03/15/49 ..... 2,000 1,767,882
Series 2019B , RB , 4.00% , 01/01/50 ..... 2,500 2,166,939
Series 2016A , RB , 4.00% , 01/01/51 ..... 585 500,137
Series 2022A , RB , 4.00% , 03/15/51 ..... 3,000 2,632,576
Series 2026A , RB , 5.00% , 09/15/51 ..... 1,500 1,523,657
Series 2021A-1 , RB , 4.00% , 03/15/52 .... 2,775 2,435,113
Series 2025A , RB , 5.00% , 03/15/53 ..... 7,500 7,574,454
Series 2026A , RB , 5.00% , 09/15/53 ..... 2,500 2,526,963
Series 2022C , RB , 5.00% , 03/15/54 ..... 500 504,911
Series 2026A , RB , 5.00% , 09/15/54 ..... 1,000 1,009,679
Series 2021A-1 , RB , 4.00% , 03/15/56 .... 3,000 2,567,132
Series 2022C , RB , 4.13% , 03/15/56 ..... 2,000 1,757,944
Series 2021A-1 , RB , 4.00% , 03/15/59 .... 1,000 845,813
Series 2025B , RB , 5.00% , 03/15/59 ..... 5,000 5,024,519
Onondaga Civic Development Corp.
Series 2025 , RB , 5.00% , 12/01/37 ...... 575 632,427
Series 2025 , RB , 5.50% , 12/01/56 ...... 3,000 3,185,191
Onondaga County Trust for Cultural Resources
Series 2019 , RB , 5.00% , 12/01/39 ...... 1,020 1,056,024
Series 2019 , RB , 5.00% , 12/01/40 ...... 530 547,036
Series 2019 , RB , 5.00% , 12/01/43 ...... 500 514,276
Series 2019 , RB , 4.00% , 12/01/47 ...... 1,000 915,848
Series 2019 , RB , 4.00% , 12/01/49 ...... 500 453,031
Onondaga County Water Authority, Series
2019A, RB, 3.00%, 09/15/44 ......... 1,000 786,244
Port Authority of New York & New Jersey
Series 243 , RB , 5.00% , 12/01/26 ....... 3,400 3,421,782
Series 248 , RB , 5.00% , 01/15/27 ....... 500 504,809
Series 248 , RB , 5.00% , 01/15/28 ....... 1,000 1,034,913
Series 85 , RB , 5.38% , 03/01/28 ........ 195 199,230

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 230 , RB , 4.00% , 12/01/28 ....... USD 275 $ 284,037
Series 222 , RB , 5.00% , 07/15/29 ....... 520 555,122
Series 230 , RB , 4.00% , 12/01/30 ....... 1,500 1,574,825
Series 230 , RB , 3.00% , 12/01/31 ....... 5,000 4,985,196
Series 212 , RB , 5.00% , 09/01/32 ....... 1,050 1,109,623
Series 250 , RB , 5.00% , 10/15/32 ....... 2,000 2,231,549
Series 244 , RB , 5.00% , 07/15/33 ....... 1,400 1,574,856
Series 222 , RB , 5.00% , 07/15/33 ....... 605 644,964
Series 213 , RB , 5.00% , 09/01/33 ....... 1,000 1,054,297
Series 20TH , RB , 5.00% , 11/15/33 ...... 2,530 2,588,621
Series 209 , RB , 5.00% , 07/15/35 ....... 500 516,580
Series 243 , RB , 5.00% , 12/01/36 ....... 2,020 2,229,043
Series 243 , RB , 5.00% , 12/01/38 ....... 3,700 4,023,296
Series 222 , RB , 4.00% , 07/15/39 ....... 1,100 1,092,781
Series 217 , RB , 4.00% , 11/01/39 ....... 3,220 3,181,046
Series 243 , RB , 5.00% , 12/01/39 ....... 1,300 1,401,529
Series 248 , RB , 5.00% , 01/15/40 ....... 1,000 1,085,205
Series 183 , RB , 4.00% , 12/15/40 ....... 400 385,890
Series 244 , RB , 5.00% , 07/15/41 ....... 6,005 6,405,918
Series 251 , RB , 5.00% , 08/15/41 ....... 300 323,180
Series 250 , RB , 5.00% , 10/15/41 ....... 1,000 1,074,980
Series 245 , RB , 5.00% , 09/01/42 ....... 1,000 1,065,214
Series 211 , RB , 4.00% , 09/01/43 ....... 750 718,238
Series 183 , RB , 4.00% , 06/15/44 ....... 250 231,328
Series 251 , RB , 5.00% , 08/15/44 ....... 500 533,827
Series 216 , RB , 4.00% , 09/01/45 ....... 1,000 944,114
Series 198 , RB , 5.00% , 11/15/46 ....... 1,000 1,001,571
Series 251 , RB , 5.00% , 08/15/47 ....... 2,000 2,097,594
Series 251 , RB , 5.00% , 08/15/48 ....... 1,000 1,042,913
Series 245 , RB , 5.00% , 09/01/49 ....... 9,320 9,587,640
Series 217 , RB , 4.00% , 11/01/49 ....... 555 503,630
Series 224 , RB , 4.00% , 07/15/51 ....... 1,500 1,346,826
Series 251 , RB , 5.00% , 08/15/51 ....... 600 618,226
Series 240 , RB , 5.00% , 07/15/53 ....... 1,170 1,196,486
Series 200 , RB , 5.00% , 04/15/57 ....... 500 500,738
Series 224 , RB , 4.00% , 07/15/61 ....... 1,500 1,292,532
Saratoga County Water Authority, Series 2016,
RB, 4.00%, 09/01/48 .............. 4,600 4,106,273
Schenectady County Capital Resource Corp.,
Series 2022, RB, 5.00%, 07/01/32 ...... 1,450 1,568,830
State of New York
Series 2021A , GO , 5.00% , 03/15/27 ..... 500 507,370
Series 2023A , GO , 5.00% , 03/15/30 ..... 500 542,304
Series 2021A , GO , 5.00% , 03/15/31 ..... 500 551,518
Series 2023C , GO , 5.00% , 03/15/31 ..... 1,000 1,103,036
Series 2023A , GO , 5.00% , 03/15/32 ..... 1,000 1,119,592
Series 2023A , GO , 5.00% , 03/15/33 ..... 500 567,334
Series 2023B , GO , 5.00% , 03/15/34 ..... 1,250 1,403,871
Series 2025A , GO , 5.00% , 03/15/34 ..... 2,000 2,292,472
Series 2021A , GO , 3.00% , 03/15/35 ..... 1,050 988,423
Series 2023A , GO , 5.00% , 03/15/35 ..... 500 556,275
Series 2023A , GO , 5.00% , 03/15/36 ..... 500 552,180
Series 2023A , GO , 5.00% , 03/15/38 ..... 500 545,390
Series 2023A , GO , 5.00% , 03/15/39 ..... 750 811,895
Series 2023A , GO , 5.00% , 03/15/41 ..... 500 534,843
Series 2025A , GO , 5.00% , 03/15/42 ..... 2,000 2,159,130
Suffolk County Water Authority
Series 2013 , RB , 3.00% , 06/01/28 ...... 1,305 1,305,244
Series 2015 , RB , 4.00% , 06/01/31 ...... 1,915 1,916,631
Series 2015 , RB , 3.00% , 06/01/32 ...... 630 628,232
Series 2015A , RB , 4.00% , 06/01/39 ..... 500 489,709
Series 2018A , RB , 4.00% , 06/01/41 ..... 3,485 3,340,642
Series 2020B , RB , 3.00% , 06/01/44 ..... 610 475,240
Series 2020B , RB , 3.00% , 06/01/45 ..... 1,230 951,883
Security
Par (000)
Par (000) Value
New York (continued)
Syracuse Industrial Development Agency
Series 2019A , RB , 5.00% , 05/01/31 ( SAW ) USD 500 $ 506,826
Series 2019A , RB , 5.00% , 05/01/32 ( SAW ) 130 131,682
Series 2019A , RB , 4.00% , 05/01/33 ( SAW ) 505 507,002
Town of Brookhaven, Series 2015, GO,
5.00%, 05/01/27 ................. 600 601,185
Town of Hempstead
Series 2018A , GO , 5.00% , 06/15/27 ..... 650 651,298
Series 2021 , GO , 5.00% , 06/15/28 ...... 1,000 1,046,440
Series 2025A , GO , 5.00% , 06/01/35 ..... 1,500 1,673,037
Series 2021 , GO , 2.00% , 06/15/35 ...... 1,005 837,486
Series 2021 , GO , 2.13% , 06/15/37 ...... 2,000 1,589,325
Series 2025A , GO , 4.00% , 06/01/40 ..... 1,000 992,979
Town of Oyster Bay, Series 2021A, GO,
2.00%, 03/01/33 ................. 2,000 1,740,115
Triborough Bridge & Tunnel Authority
Series 2005B-2 , RB , VRDN, ( Bank of
America NA LOC ), 2.34% , 09/09/26
(a)
.. 2,500 2,500,000
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 1,480 1,487,367
Series 2023A , RB , 5.00% , 11/15/27 ..... 2,650 2,727,398
Series 2022E-2B , RB , 5.00% , 11/15/27 ... 765 782,925
Series 2022E-1 , RB , 5.00% , 11/15/27 .... 305 312,146
Series 2025A , RB , 5.00% , 02/01/28 ..... 5,000 5,168,653
Series 2021A-2 , RB , VRDN,
2.00% , 05/15/28
(a)
............... 835 816,372
Series 2022B , RB , 5.00% , 05/15/28 ..... 1,420 1,478,898
Series B , RB , 5.00% , 11/15/28 ......... 275 289,335
Series 2023A , RB , 5.00% , 11/15/29 ..... 1,000 1,071,258
Series 2013A , RB , 0.00% , 11/15/30
(b)
.... 225 195,801
Series 2023C , RB , 5.00% , 11/15/30 ..... 1,000 1,086,105
Series B , RB , 5.00% , 11/15/30 ......... 1,630 1,655,862
Series 2025A , RB , 5.00% , 12/01/30 ..... 250 272,087
Series 2024B-2 , RB , 5.00% , 05/15/31 .... 1,000 1,086,981
Series 2013A , RB , 0.00% , 11/15/31
(b)
.... 390 326,288
Series 2023A , RB , 4.00% , 11/15/31 ..... 625 655,293
Series B , RB , 5.00% , 11/15/31 ......... 1,080 1,096,441
Series 2025A-2 , RB , 5.00% , 11/15/31 .... 2,750 3,031,669
Series 2013A , RB , 0.00% , 11/15/32
(b)
.... 200 160,514
Series 2012B , RB , 0.00% , 11/15/32
(b)
.... 2,915 2,353,795
Series 2024A, Sub-Series A-2 , RB ,
5.00% , 11/15/32 ................ 1,000 1,113,222
Series 2024C , RB , 5.00% , 11/15/34 ..... 1,510 1,690,346
Series 2016A , RB , 3.00% , 11/15/35 ..... 535 504,897
Series B , RB , 5.00% , 11/15/35 ......... 325 328,922
Series 2024C , RB , 5.00% , 11/15/35 ..... 3,000 3,356,110
Series B , RB , 5.00% , 11/15/37 ......... 1,685 1,702,474
Series 2026, Sub-Series A-2 , RB ,
5.00% , 11/15/37 ................ 500 558,563
Series 2024C , RB , 5.00% , 11/15/38 ..... 1,000 1,087,360
Series B , RB , 5.00% , 11/15/38 ......... 4,250 4,290,640
Series 2023C , RB , 5.00% , 11/15/38 ..... 1,180 1,271,360
Series 2024A, Sub-Series A-2 , RB ,
5.00% , 11/15/38 ................ 1,550 1,680,850
Series 2026, Sub-Series A-2 , RB ,
5.00% , 11/15/39 ................ 1,000 1,086,902
Series 2021, Sub-Series C-1A , RB ,
5.00% , 05/15/40 ................ 4,000 4,173,796
Series 2023C , RB , 5.25% , 11/15/42 ..... 1,000 1,071,063
Series 2025A-1 , RB , 5.00% , 11/15/43 .... 1,000 1,060,882
Series 2019A , RB , 5.00% , 11/15/43 ..... 665 687,207
Series 2018A , RB , 5.00% , 11/15/43 ..... 500 507,841
Series 2025A , RB , 5.00% , 12/01/44 ..... 1,930 2,022,909
Series 2021C-1A , RB , 4.00% , 05/15/46 ... 1,160 1,065,318
Series 2026A-1 , RB , 5.00% , 11/15/46 .... 1,000 1,042,319
Series 2025A , RB , 5.00% , 12/01/46 ..... 250 257,987

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
New York Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
New York (continued)
Series 2026A-1 , RB , 5.00% , 11/15/47 .... USD 500 $ 517,687
Series 2026, Sub-Series A-2 , RB ,
5.00% , 11/15/47 ................ 750 777,611
Series 2026, Sub-Series A-2 , RB ,
5.00% , 11/15/48 ................ 500 514,507
Series 2020A , RB , 5.00% , 11/15/49 ..... 2,500 2,539,939
Series 2026A-1 , RB , 5.25% , 11/15/50 .... 2,000 2,089,592
Series 2025A , RB , 5.00% , 12/01/50 ..... 1,500 1,517,871
Series 2022A , RB , 4.00% , 05/15/51 ..... 1,000 889,606
Series 2022A , RB , 5.00% , 05/15/52 ..... 750 806,861
Series 2024A , RB , 5.00% , 05/15/54 ..... 3,000 3,036,771
Series 2024B-1 , RB , 5.25% , 05/15/54 .... 7,450 7,637,893
Series 2020A , RB , 4.00% , 11/15/54 ..... 2,450 2,116,428
Series 2024A, Sub-Series A-1 , RB ,
4.00% , 11/15/54 ................ 765 660,844
Series 2026, Sub-Series A-1 , RB ,
5.25% , 11/15/54 ................ 2,570 2,654,581
Series 2021A , RB , 5.00% , 11/15/56 ..... 500 505,143
Triborough Bridge & Tunnel Authority Sales Tax
Series 2023A , RB , 4.00% , 05/15/48 ..... 3,000 2,727,349
Series 2024A-1 , RB , 5.00% , 05/15/49 .... 4,610 4,664,534
Series 2024A, Sub-Series A-1 , RB ,
5.25% , 05/15/59 ................ 2,000 2,033,227
Series 2024A-1 , RB , 5.25% , 05/15/64 .... 3,500 3,542,736
Trust for Cultural Resources of The City of New
York (The)
Series 2018A , RB , 5.00% , 01/01/34 ..... 1,000 1,045,890
Series 2018A , RB , 5.00% , 01/01/37 ..... 500 519,133
Series 2018A , RB , 5.00% , 01/01/38 ..... 500 517,812
Utility Debt Securitization Authority
Series 2016A , RB , 5.00% , 12/15/28 ..... 790 791,630
Series 2022TE-1 , RB , 5.00% , 12/15/29 ... 180 192,998
Series 2025TE-2 , RB , 5.00% , 12/15/30 ... 945 992,308
Series 2023TE-1 , RB , 5.00% , 12/15/31 ... 1,000 1,068,529
Series 2025TE-2 , RB , 5.00% , 06/15/32 ... 3,000 3,243,812
Series 2025TE-2 , RB , 5.00% , 12/15/32 ... 3,710 4,036,169
Series 2025TE-2 , RB , 5.00% , 06/15/33 ... 2,685 2,932,305
Series 2025TE-2 , RB , 5.00% , 12/15/33 ... 500 550,484
Series 2022TE-1 , RB , 5.00% , 12/15/34 ... 1,000 1,117,626
Series 2025TE-2 , RB , 5.00% , 06/15/36 ... 800 904,092
Security
Par (000)
Par (000) Value
New York (continued)
Series 2022TE-1 , RB , 5.00% , 12/15/38 ... USD 1,510 $ 1,635,572
Series 2025TE-2 , RB , 5.00% , 12/15/38 ... 3,000 3,360,724
Series 2022TE-1 , RB , 5.00% , 12/15/39 ... 1,940 2,084,119
Series 2023TE-1 , RB , 5.00% , 12/15/39 ... 1,000 1,092,483
Series 2025TE-2 , RB , 5.00% , 12/15/39 ... 3,330 3,688,034
Series 2025TE-2 , RB , 5.00% , 12/15/40 ... 1,000 1,098,127
Series 2025TE-2 , RB , 5.00% , 12/15/41 ... 500 547,388
Series 2023TE-1 , RB , 5.00% , 12/15/41 ... 5,250 5,680,619
Series 2023TE-2 , RB , 5.00% , 12/15/45 ... 1,000 1,061,919
Series 2025TE-1 , RB , 5.00% , 12/15/47 ... 1,000 1,055,091
Series 2023TE-2 , RB , 5.00% , 12/15/50 ... 1,000 1,035,897
Series 2023TE-2 , RB , 5.00% , 06/15/53 ... 1,000 1,029,839
Western Nassau County Water Authority
Series 2021A , RB , 4.00% , 04/01/46 ..... 1,195 1,112,164
Series 2021A , RB , 4.00% , 04/01/51 ..... 1,255 1,133,796
1,449,450,818
Total Long-Term Investments — 99 .5%
(Cost: $ 1,489,596,382 ) ............................ 1,449,450,818
Shares
Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.21%
(c) (d)
......... 201,660 201,680
Total Short-Term Securities — 0.0%
(Cost: $ 201,680 ) ................................. 201,680
Total Investments — 99 .5%
(Cost: $ 1,489,798,062 ) ............................ 1,449,652,498
Other Assets Less Liabilities — 0.5% .................... 7,430,489
Net Assets — 100.0% ...............................
$ 1,457,082,987
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Zero-coupon bond.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/28/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
Shares
Held at
08/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 229,683 $ — $ (28,003)
(a)
$ 2 $ (2) $ 201,680 201,660 $ 15,251 $ —
— —
(a)
Represents net amount purchased (sold).

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
New York Muni Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 1,449,450,818 $ — $ 1,449,450,818
Short-Term Securities
Money Market Funds ...................................... 201,680 — — 201,680
$ 201,680 $ 1,449,450,818 $ — $ 1,449,652,498

Schedule of Investments
(unaudited)
August 31, 2026
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.8%
Alabama Corrections Institution Finance
Authority, Series 2022A, RB, 5.00%, 07/01/30 USD 4,800 $ 5,139,523
Alabama Federal Aid Highway Finance Authority
Series 2025A , RB , 5.00% , 09/01/28 ..... 1,000 1,046,509
Series 2025A , RB , 5.00% , 09/01/29 ..... 4,000 4,260,312
Series 2025B , RB , 5.00% , 09/01/29 ..... 1,180 1,256,792
Series 2025B , RB , 5.00% , 09/01/30 ..... 1,000 1,080,767
Series A , RB , 5.00% , 09/01/33 ......... 1,250 1,278,292
Series A , RB , 5.00% , 09/01/34 ......... 1,250 1,278,292
Series 2016A , RB , 5.00% , 09/01/36 ..... 15,040 15,040,000
Series A , RB , 5.00% , 09/01/36 ......... 6,840 6,994,812
Alabama Highway Authority
Series 2025 , RB , 5.00% , 09/01/26 ...... 720 720,000
Series 2025 , RB , 5.00% , 09/01/27 ...... 700 716,793
Series 2025 , RB , 5.00% , 09/01/28 ...... 5,560 5,817,480
Series 2025 , RB , 5.00% , 09/01/30 ...... 2,625 2,837,014
Alabama Public School & College Authority
Series 2020A , RB , 5.00% , 11/01/26 ..... 1,195 1,199,665
Series 2014B , RB , 5.00% , 01/01/27 ..... 440 440,865
Series 2020A , RB , 5.00% , 11/01/27 ..... 12,025 12,355,446
Series 2020A , RB , 5.00% , 11/01/29 ..... 210 224,130
Auburn University
Series 2026 , RB , 5.00% , 06/01/27 ...... 2,500 2,546,406
Series 2025-B , RB , 5.00% , 06/01/29 ..... 2,000 2,117,721
Series 2025-B , RB , 5.00% , 06/01/30 ..... 2,750 2,956,015
County of Jefferson
Series 2024 , RB , 5.00% , 10/01/26 ...... 1,820 1,823,064
Series 2024 , RB , 5.00% , 10/01/28 ...... 1,000 1,041,840
Tuscaloosa County Board of Education, Series
2017, 4.00%, 02/01/47 ............. 5,015 5,044,134
University of Alabama (The), Series 2019A, RB,
5.00%, 07/01/30 ................. 190 201,322
Water Works Board of the City of Birmingham
(The)
Series 2016B , RB , 5.00% , 01/01/30 ..... 4,055 4,087,716
Series 2016B , RB , 5.00% , 01/01/32 ..... 6,945 7,001,032
Series 2016B , RB , 5.00% , 01/01/43 ..... 9,890 9,969,793
98,475,735
Alaska — 0.2%
Alaska Municipal Bond Bank Authority, Series
2025, RB, 5.00%, 10/01/27 .......... 370 379,547
Borough of North Slope
Series 2025 , GO , 5.00% , 06/30/27 ...... 2,915 2,971,201
Series 2022A , GO , 5.00% , 06/30/28 ..... 155 161,405
Series 2025 , GO , 5.00% , 06/30/28 ...... 10,200 10,621,520
Series 2025 , GO , 5.00% , 06/30/30 ...... 5,175 5,575,771
State of Alaska
Series 2024B , GO , 5.00% , 08/01/27 ..... 1,000 1,022,527
Series 2024B , GO , 5.00% , 08/01/28 ..... 1,725 1,802,787
Series 2024B , GO , 5.00% , 08/01/29 ..... 1,000 1,064,195
Series 2025A , GO , 5.00% , 08/01/29 ..... 1,700 1,809,132
Series 2025A , GO , 5.00% , 08/01/30 ..... 1,785 1,928,995
27,337,080
Arizona — 1.5%
Arizona Board of Regents
Series 2026A , RB , 5.00% , 06/01/27 ..... 1,040 1,058,680
Series 2021C , RB , 5.00% , 07/01/30 ..... 1,015 1,092,283
Series 2024B , RB , 5.00% , 07/01/30 ..... 1,355 1,458,170
Series 2026A , RB , 5.00% , 07/01/30 ..... 1,000 1,076,894
Series 2026A , RB , 5.00% , 06/01/31 ..... 1,500 1,636,330
Series 2026A , RB , 5.00% , 07/01/31 ..... 1,500 1,636,604
Security
Par (000)
Par (000) Value
Arizona (continued)
Arizona Department of Transportation State
Highway Fund
Series 2026 , RB , 5.00% , 07/01/28 ...... USD 5,000 $ 5,224,049
Series 2026 , RB , 5.00% , 07/01/30 ...... 5,000 5,398,815
Series 2023 , RB , 5.00% , 07/01/31 ...... 1,150 1,258,852
Series 2026 , RB , 5.00% , 07/01/31 ...... 3,750 4,104,953
Arizona Water Infrastructure Finance Authority
Series 2024 , RB , 5.00% , 10/01/26 ...... 3,500 3,507,027
Series 2024 , RB , 5.00% , 10/01/27 ...... 2,000 2,052,903
City of Chandler, Series 2026, RB,
5.00%, 07/01/30 ................. 7,100 7,674,375
City of Glendale, Series 2024, RB,
5.00%, 07/01/29 ................. 3,325 3,536,311
City of Mesa Utility System, RB, 5.00%, 07/01/31 9,105 9,923,903
City of Phoenix, Series 2016, GO,
5.00%, 07/01/27 ................. 290 290,577
City of Phoenix Civic Improvement Corp.
Series B , RB , 4.00% , 07/01/28 ......... 6,000 6,070,634
Series 2016 , RB , 5.00% , 07/01/28 ...... 14,000 14,098,269
Series 2017D , RB , 5.00% , 07/01/28 ..... 1,165 1,187,262
Series 2023 , RB , 5.00% , 07/01/28 ...... 2,285 2,386,678
Series 2024 , RB , 5.00% , 07/01/29 ...... 5,625 5,980,897
Series 2017D , RB , 5.00% , 07/01/30 ..... 11,885 12,089,802
Series 2025 , RB , 5.00% , 07/01/30 ...... 2,500 2,698,462
Series 2025C , RB , 5.00% , 07/01/30 ..... 11,625 12,556,640
City of Tucson Water System, RB,
5.00%, 07/01/29 ................. 1,785 1,819,316
Maricopa County High School District No. 214
Tolleson Union High School, Series 2025, GO,
5.00%, 07/01/28 ................. 1,875 1,955,343
Maricopa County Unified School District No. 48
Scottsdale, Series 2017, GO, 5.00%, 07/01/27 180 183,572
Maricopa County Unified School District No. 80
Chandler, Series 2026A, GO, 5.00%, 07/01/27 1,000 1,020,094
Maricopa County Union High School District No.
210-Phoenix
Series 2024A , GO , 5.00% , 07/01/27 ..... 6,000 6,124,071
Series 2025B , GO , 5.00% , 07/01/27 ..... 1,145 1,168,677
Series 2025B , GO , 5.00% , 07/01/29 ..... 1,920 2,038,238
Series 2025B , GO , 5.00% , 07/01/30 ..... 1,620 1,746,157
Salt River Project Agricultural Improvement &
Power District
Series 2016A , RB , 5.00% , 01/01/27 ..... 145 146,199
Series 2021A , RB , 5.00% , 01/01/27 ..... 13,995 14,110,685
Series 2017A , RB , 5.00% , 01/01/28 ..... 2,090 2,158,223
Series 2016A , RB , 5.00% , 01/01/29 ..... 4,645 4,682,323
Series 2021A , RB , 5.00% , 01/01/29 ..... 5,560 5,859,619
Series 2017A , RB , 5.00% , 01/01/30 ..... 1,420 1,461,737
Series 2022A , RB , 5.00% , 01/01/30 ..... 545 583,894
Series 2024A , RB , 5.00% , 01/01/30 ..... 5,395 5,780,014
Series 2025B , RB , 5.00% , 01/01/30 ..... 4,950 5,303,256
Series 2017A , RB , 5.00% , 01/01/31 ..... 1,285 1,321,407
Series 2022A , RB , 5.00% , 01/01/31 ..... 665 722,862
Scottsdale Municipal Property Corp.
Series 2006 , RB , 5.00% , 07/01/30 ...... 4,920 5,158,850
Series 2017 , RB , 5.00% , 07/01/36 ...... 2,000 2,040,372
Western Maricopa Education Center District
No. 402
Series 2026A , GO , 5.00% , 07/01/30 ..... 1,000 1,078,629
Series 2026A , GO , 5.00% , 07/01/31 ..... 1,150 1,255,596
175,718,504

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California — 14.1%
Amador Water Agency, Series 2026B, COP,
5.00%, 12/01/30 ................. USD 2,400 $ 2,592,960
Amador Water Agency Water, Series 2026A, RB,
5.00%, 12/01/30 ................. 1,695 1,831,278
Antelope Valley-East Kern Water Agency
Financing Authority, Series 2025B, RB, VRDN,
5.00%, 04/01/28
(a)
................ 5,770 5,854,296
Bay Area Toll Authority
Series 2024S-11 , RB , 5.00% , 04/01/28 ... 2,000 2,083,090
Series 2017S-7 , RB , 4.00% , 04/01/30 .... 5,045 5,081,439
Series 2026SSL-2 , RB , 5.00% , 04/01/30 .. 3,000 3,255,463
Series 2017S-7 , RB , 4.00% , 04/01/31 .... 2,000 2,012,692
Series 2026SSL-2 , RB , 5.00% , 04/01/31 .. 2,700 2,978,032
Series 2017F-1 , RB , 5.00% , 04/01/56 .... 10,260 10,419,553
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/29
(b)
............. 2,195 2,027,688
California Infrastructure & Economic
Development Bank
Series 2023 , RB , 5.00% , 10/01/26 ...... 5,005 5,015,563
Series 2025 , RB , 5.00% , 05/15/31 ...... 1,460 1,609,291
California State Public Works Board
Series B , RB , 5.00% , 10/01/26 ......... 145 145,301
Series 2023D , RB , 5.00% , 11/01/26 ..... 670 672,798
Series 2021C , RB , 5.00% , 11/01/26 ..... 1,500 1,506,264
Series 2021A , RB , 5.00% , 02/01/27 ..... 15,820 15,988,029
Series 2022D , RB , 5.00% , 05/01/27 ..... 7,845 7,978,388
Series 2022A , RB , 5.00% , 08/01/27 ..... 2,450 2,507,012
Series 2023C , RB , 5.00% , 09/01/27 ..... 5,000 5,126,502
Series B , RB , 5.00% , 10/01/27 ......... 1,115 1,145,473
Series 2021A , RB , 5.00% , 02/01/28 ..... 4,305 4,457,591
Series F , RB , 5.00% , 05/01/28 ......... 1,725 1,739,354
Series 2022B , RB , 5.00% , 06/01/28 ..... 9,590 10,006,231
Series 2024C , RB , 5.00% , 09/01/28 ..... 7,500 7,863,935
Series 2026A , RB , 5.00% , 09/01/28 ..... 8,325 8,728,968
Series 2016C , RB , 5.00% , 11/01/28 ..... 14,950 15,008,359
Series 2026A , RB , 5.00% , 09/01/29 ..... 1,000 1,066,089
Series 2016D , RB , 4.00% , 04/01/30 ..... 7,000 7,004,639
Series 2026A , RB , 5.00% , 09/01/30 ..... 4,100 4,438,245
Series 2016C , RB , 4.00% , 11/01/30 ..... 6,000 6,007,405
Series 2025C , RB , 5.00% , 11/01/30 ..... 3,390 3,678,371
Series 2021A , RB , 5.00% , 02/01/31 ..... 1,450 1,578,857
Series C , RB , 5.00% , 03/01/31 ......... 865 873,893
California State University
Series 2016B-1 , RB , VRDN,
1.60% , 11/01/26
(a)
............... 650 648,968
Series 2016A , RB , 5.00% , 11/01/26 ..... 345 345,760
Series 2025A , RB , 5.00% , 11/01/27 ..... 2,500 2,574,860
Series 2026A , RB , 5.00% , 11/01/27 ..... 3,980 4,099,178
Series 2024A , RB , 5.00% , 11/01/28 ..... 2,000 2,109,071
Series 2025A , RB , 5.00% , 11/01/28 ..... 2,000 2,109,071
Series 2026A , RB , 5.00% , 11/01/28 ..... 5,000 5,272,678
Series 2026B-2 , RB , VRDN,
2.90% , 11/01/29
(a)
............... 5,555 5,542,041
Series 2026A , RB , 5.00% , 11/01/29 ..... 5,000 5,374,503
Series 2024A , RB , 5.00% , 11/01/29 ..... 1,125 1,209,263
Series 2017A , RB , 5.00% , 11/01/30 ..... 8,400 8,537,541
Series 2026A , RB , 5.00% , 11/01/30 ..... 5,000 5,472,295
Castaic Lake Water Agency, COP,
0.00%, 08/01/27 (AMBAC)
(b)
.......... 4,975 4,861,177
Chico Unified School District, Series A, GO,
5.00%, 08/01/27 ................. 1,540 1,577,847
Chino Valley Unified School District, Series
2017, GO, 3.00%, 08/01/30 .......... 2,010 2,012,899
City of Fairfield, Series 2007A, COP,
0.00%, 04/01/30
(b)
................ 1,635 1,458,021
Security
Par (000)
Par (000) Value
California (continued)
City of Los Angeles, RB, 5.00%, 06/24/27 ... USD 15,000 $ 15,315,054
City of Los Angeles Department of Airports
Series 2025D , RB , 5.00% , 05/15/29 ..... 2,195 2,336,629
Series 2025E , RB , 5.00% , 05/15/29 ..... 4,020 4,279,385
Series 2025D , RB , 5.00% , 05/15/30 ..... 2,405 2,604,625
Series 2026C , RB , 5.00% , 05/15/31
(c)
.... 1,000 1,098,947
City of Los Angeles Wastewater System
Series 2025C , RB , 5.00% , 06/01/27 ..... 10,000 10,196,308
Series 2022C , RB , 5.00% , 06/01/30 ..... 105 113,988
Series A , RB , 5.00% , 06/01/30 ......... 1,525 1,552,304
City of San Diego, RB, 5.00%, 06/30/27 .... 15,000 15,320,999
City of San Francisco
Series A , RB , 5.00% , 11/01/26 ......... 4,655 4,675,640
Series 2023C , RB , 5.00% , 11/01/28 ..... 2,025 2,134,995
Series 2025, Sub-Series A , RB ,
5.00% , 11/01/29 ................ 7,500 8,066,497
Series 2025, Sub-Series F , RB ,
5.00% , 11/01/29 ................ 6,100 6,560,751
Series D , RB , 5.00% , 11/01/29 ......... 2,495 2,567,275
City of Santa Rosa
(b)
Series 2002B , RB , 0.00% , 09/01/29 ( AMBAC ) 10,115 9,280,824
Series 2002B , RB , 0.00% , 09/01/30 ( AMBAC ) 13,440 11,915,736
Clovis Unified School District
(b)
Series B , GO , 0.00% , 08/01/29 ( NPFGC ) .. 2,600 2,393,541
Series B , GO , 0.00% , 08/01/30 ( NPFGC ) .. 4,000 3,559,624
Coast Community College District, Series
2006B, GO, 0.00%, 08/01/30
(b)
........ 1,000 887,506
Contra Costa Transportation Authority Sales Tax,
Series 2018B, RB, 5.00%, 03/01/30 ..... 1,865 1,888,232
County of Los Angeles, Series A, RB,
5.00%, 06/30/27 ................. 12,715 12,984,967
County of Riverside, RB, 5.00%, 06/30/27 ... 11,100 11,347,791
East Bay Municipal Utility District Wastewater
System, Series 2026B, RB, 5.00%, 06/01/31 1,250 1,386,783
East Bay Municipal Utility District Water System
Series 2025B , RB , 5.00% , 06/01/29 ..... 4,000 4,284,413
Series 2025B , RB , 5.00% , 06/01/30 ..... 4,500 4,910,102
Series 2026A , RB , 5.00% , 06/01/31 ..... 2,800 3,105,071
East County Advanced Water Purification Joint
Powers Authority, RB, 3.13%, 09/01/26 ... 20,050 20,050,000
East Side Union High School District
Series A , GO , 5.00% , 08/01/27 ........ 750 767,604
Series D , GO , 5.00% , 08/01/28 ........ 1,200 1,258,484
Series 2024A , GO , 5.00% , 08/01/29 ..... 2,860 3,061,213
Series B , GO , 3.00% , 08/01/30 ........ 9,255 9,258,360
El Camino Community College District
Fountation (The), Series 2012C, GO,
0.00%, 08/01/27
(b)
................ 8,365 8,166,224
El Camino Healthcare District, Series 2006, GO,
0.00%, 08/01/28 (NPFGC)
(b)
.......... 3,000 2,842,230
Escondido Union High School District, Series A,
GO, 0.00%, 08/01/29
(b)
............. 2,240 2,051,486
Foothill-De Anza Community College District
Series 2000A , GO , 0.00% , 08/01/27
( NPFGC )
(b)
.................... 1,250 1,222,397
Series 2003B , GO , 0.00% , 08/01/27
( NPFGC )
(b)
.................... 4,000 3,911,670
Series 2015 , GO , 5.00% , 08/01/28 ...... 1,000 1,001,377
Series 2003B , GO , 0.00% , 08/01/30
( NPFGC )
(b)
.................... 1,000 895,765
Foothill-Eastern Transportation Corridor Agency,
Series 2013A, RB, 6.13%, 01/15/28 ..... 5,050 5,301,819
Grossmont Union High School District, Series
2008, GO, 0.00%, 08/01/30
(b)
......... 4,900 4,347,102

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Imperial Irrigation District Electric System, Series
2026, RB, 5.00%, 11/01/30 .......... USD 2,595 $ 2,835,826
Las Virgenes Unified School District, Series
2002D, GO, 0.00%, 09/01/27 (NPFGC)
(b)
.. 13,870 13,522,812
Long Beach Unified School District
Series 2026 , GO , 5.00% , 08/01/29 ...... 5,000 5,359,065
Series 2026 , GO , 5.00% , 08/01/31 ...... 4,665 5,168,822
Los Angeles Community College District
Series D , GO , 5.00% , 08/01/27 ........ 10,005 10,250,880
Series J , GO , 4.00% , 08/01/29 ......... 1,000 1,013,013
Series 2024 , GO , 5.00% , 08/01/29 ...... 3,660 3,929,361
Series D , GO , 5.00% , 08/01/30 ........ 125 136,750
Series F , GO , 5.00% , 08/01/31 ......... 1,900 2,111,778
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2021A , RB , 5.00% , 06/01/27 ..... 80 81,625
Series 2026A , RB , 5.00% , 06/01/27 ..... 5,000 5,101,544
Series 2019A , RB , 5.00% , 07/01/27 ..... 600 613,511
Series 2026A , RB , 5.00% , 06/01/28 ..... 5,000 5,231,233
Series 2023A , RB , 5.00% , 07/01/28 ..... 2,470 2,589,443
Series 2026-B , RB , 5.00% , 07/01/28 ..... 5,000 5,241,788
Series 2026-B , RB , 5.00% , 07/01/29 ..... 5,000 5,351,696
Series 2021-A , RB , 5.00% , 07/01/30 ..... 445 484,893
Series 2020A , RB , 5.00% , 06/01/31 ..... 1,995 2,161,443
Series 2026A , RB , 5.00% , 06/01/31 ..... 9,295 10,281,409
Series 2026-B , RB , 5.00% , 07/01/31 ..... 1,000 1,107,503
Los Angeles County Public Works Financing
Authority
Series 2026K , RB , 5.00% , 12/01/26 ..... 1,785 1,796,309
Series 2026K , RB , 5.00% , 12/01/27 ..... 2,085 2,150,758
Series 2022G , RB , 5.00% , 12/01/30 ..... 130 142,200
Series 2026K , RB , 5.00% , 12/01/30 ..... 1,820 1,990,804
Los Angeles County Sanitation Districts
Financing Authority, Series 2026A, RB,
5.00%, 10/01/31
(c)
................ 400 444,678
Los Angeles Department of Water & Power
Series 2020A , RB , 5.00% , 07/01/27 ..... 2,150 2,194,997
Series 2022A , RB , 5.00% , 07/01/27 ..... 105 107,198
Series 2022E , RB , 5.00% , 07/01/27 ..... 3,500 3,573,251
Series 2024C , RB , 5.00% , 07/01/27 ..... 6,930 7,075,038
Series 2025D , RB , 5.00% , 07/01/27 ..... 1,840 1,878,509
Series 2020A , RB , 5.00% , 07/01/28 ..... 4,750 4,951,797
Series 2023A , RB , 5.00% , 07/01/28 ..... 1,535 1,600,212
Series 2025D , RB , 5.00% , 07/01/28 ..... 1,500 1,563,725
Series 2025A , RB , 5.00% , 07/01/28 ..... 855 879,647
Series 2018A , RB , 5.00% , 07/01/29 ..... 1,390 1,427,625
Series 2020A , RB , 5.00% , 07/01/29 ..... 12,860 13,616,945
Series 2023A , RB , 5.00% , 07/01/29 ..... 4,205 4,452,508
Series 2025C , RB , 5.00% , 07/01/30 ..... 18,920 20,118,836
Series 2025B , RB , 5.00% , 07/01/30 ..... 2,715 2,911,417
Series 2024C , RB , 5.00% , 07/01/30 ..... 3,995 4,284,018
Series 2025A , RB , 5.00% , 07/01/30 ..... 1,000 1,072,345
Series 2024E , RB , 5.00% , 07/01/30 ..... 4,000 4,289,380
Series 2025D , RB , 5.00% , 07/01/30 ..... 1,950 2,091,073
Series 2025B , RB , 5.00% , 07/01/31 ..... 1,090 1,180,528
Series 2025A , RB , 5.00% , 07/01/31 ..... 1,300 1,407,969
Los Angeles Department of Water & Power
Water System
Series 2020B , RB , 4.00% , 07/01/27 ..... 180 182,307
Series 2022B , RB , 5.00% , 07/01/27 ..... 160 163,362
Series 2025C , RB , 5.00% , 07/01/27 ..... 1,075 1,097,588
Series 2023A , RB , 5.00% , 07/01/28 ..... 9,710 10,147,418
Series 2018A , RB , 5.00% , 07/01/29 ..... 6,030 6,193,224
Series 2023A , RB , 5.00% , 07/01/29 ..... 3,135 3,323,923
Series 2025A , RB , 5.00% , 01/01/30 ..... 17,840 18,835,948
Security
Par (000)
Par (000) Value
California (continued)
Series 2025C , RB , 5.00% , 07/01/30 ..... USD 6,400 $ 6,887,059
Series 2025C , RB , 5.00% , 07/01/31 ..... 5,000 5,433,973
Los Angeles Unified School District
Series 2016B , GO , 5.00% , 07/01/27 ..... 1,310 1,312,224
Series 2019A , GO , 5.00% , 07/01/27 ..... 270 275,696
Series 2020C , GO , 5.00% , 07/01/27 ..... 1,160 1,184,471
Series 2022QRR , GO , 5.00% , 07/01/27 ... 2,405 2,455,736
Series 2026QRR , GO , 5.00% , 07/01/27 ... 3,000 3,063,288
Series 2025A , GO , 5.00% , 07/01/27 ..... 10,245 10,461,129
Series 2026A , GO , 5.00% , 07/01/28 ..... 3,000 3,135,695
Series 2020A , GO , 5.00% , 07/01/28 ..... 2,135 2,231,570
Series 2020C , GO , 5.00% , 07/01/28 ..... 920 961,613
Series 2024A , GO , 5.00% , 07/01/28 ..... 8,870 9,271,205
Series 2025A , GO , 5.00% , 07/01/28 ..... 7,590 7,933,309
Series 2025A , GO , 5.00% , 07/01/29 ..... 10,000 10,647,643
Series 2024A , GO , 5.00% , 07/01/29 ..... 12,825 13,655,602
Series 2024A , GO , 5.00% , 07/01/30 ..... 5,375 5,820,622
Series 2016B , GO , 5.00% , 07/01/30 ..... 10,975 10,993,629
Series 2026A , GO , 5.00% , 07/01/30 ..... 17,500 18,950,864
Series 2021A , GO , 5.00% , 07/01/31 ..... 2,500 2,717,145
Series 2024QRR , GO , 5.00% , 07/01/31 ... 1,810 1,984,150
Series 2026QRR , GO , 5.00% , 07/01/31 ... 5,000 5,481,076
Metropolitan Water District of Southern California
Series 2022B , RB , 3.00% , 07/01/27 ..... 250 251,259
Series 2011C , RB , 5.00% , 10/01/27 ..... 265 272,335
Series 2022A , RB , 5.00% , 10/01/27 ..... 1,075 1,104,753
Series 2022B , RB , 3.00% , 07/01/28 ..... 3,000 3,039,608
Series 2024A , RB , 5.00% , 04/01/31 ..... 5,000 5,534,933
Modesto Irrigation District, Series 2026, RB,
5.00%, 10/01/31 ................. 550 605,818
Municipal Improvement Corp. of Los Angeles
Series 2016B , RB , 5.00% , 11/01/26 ..... 1,000 1,004,198
Series 2026B , RB , 5.00% , 11/01/26 ..... 5,000 5,018,951
Series 2026A , RB , 5.00% , 05/01/27 ..... 2,915 2,962,460
Series 2026B , RB , 5.00% , 11/01/27 ..... 5,000 5,140,491
Series 2016B , RB , 5.00% , 11/01/29 ..... 2,065 2,073,669
Series 2016B , RB , 5.00% , 11/01/30 ..... 1,570 1,576,591
Series 2026B , RB , 5.00% , 11/01/30 ..... 10,000 10,828,136
Series 2026A , RB , 5.00% , 05/01/31 ..... 2,900 3,156,990
North Orange County Community College
District, Series 2003B, GO, 0.00%, 08/01/27
(NPFGC)
(b)
.................... 3,000 2,935,613
Northern California Sanitation Agencies
Financing Authority, Series 2026A, RB,
5.00%, 08/01/31 ................. 1,000 1,110,925
Northern California Transmission Agency, Series
2026A, RB, 5.00%, 05/01/31 ......... 5,630 6,188,975
Orange County Sanitation District
Series 2017A , RB , 5.00% , 02/01/27 ..... 3,225 3,263,336
Series 2021A , RB , 5.00% , 02/01/30 ..... 110 119,351
Palo Alto Unified School District, Series 2025,
GO, 5.00%, 08/01/30 .............. 175 191,498
Palos Verdes Peninsula Unified School District,
GO, 0.00%, 09/01/29
(b)
............. 1,000 918,889
Pasadena Unified School District, Series 2026,
GO, 5.00%, 08/01/28 .............. 1,800 1,887,034
Poway Unified School District
(b)
Series A , GO , 0.00% , 08/01/27 ........ 5,000 4,883,275
Series A , GO , 0.00% , 08/01/29 ........ 2,000 1,841,567
Rancho Santiago Community College District
(b)
Series C , GO , 0.00% , 09/01/27 ........ 2,715 2,643,906
Series C , GO , 0.00% , 09/01/29 ........ 2,800 2,566,808
Riverside County Infrastructure Financing
Authority, Series 2021A, RB, 5.00%, 11/01/26 1,245 1,250,415

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Riverside County Public Financing Authority,
Series 2025A, 5.00%, 10/01/30 (BAM) ... USD 3,200 $ 3,475,195
Riverside County Transportation
Commission Sales Tax, Series 2017B, RB,
5.00%, 06/01/30 ................. 5,310 5,468,947
Sacramento Area Flood Control Agency
Series 2026 , 5.00% , 10/01/27 ......... 1,000 1,028,655
Series 2026 , 5.00% , 10/01/28 ......... 500 526,442
Series 2026 , 5.00% , 10/01/29 ......... 925 993,037
Sacramento Municipal Utility District
Series 2021I , RB , 5.00% , 08/15/27 ...... 3,000 3,078,747
Series 2022J , RB , 5.00% , 08/15/27 ..... 1,310 1,344,386
Series 2026P , RB , 5.00% , 09/15/29 ..... 2,000 2,149,140
Series 2026P , RB , 5.00% , 09/15/30 ..... 2,000 2,191,645
San Diego Association of Governments
South Bay Expressway, Series 2017A, RB,
5.00%, 07/01/29 ................. 1,660 1,691,854
San Diego Community College District
Series 2026B , GO , 5.00% , 08/01/28 ..... 2,500 2,629,542
Series 2026B , GO , 5.00% , 08/01/31 ..... 9,450 10,511,166
San Diego County Regional Transportation
Commission
Series 2023A , RB , 5.00% , 04/01/28 ..... 555 580,180
Series 2026A , RB , 5.00% , 04/01/30 ..... 2,000 2,173,746
Series 2026A , RB , 5.00% , 04/01/31 ..... 1,500 1,657,741
San Diego County Water Authority, Series
2021S-1, RB, 5.00%, 05/01/28 ........ 2,335 2,426,731
San Diego Public Facilities Financing Authority
Series 2026A , RB , 5.00% , 05/15/27 ..... 1,000 1,019,407
Series 2026A , RB , 5.00% , 08/01/29 ..... 3,475 3,730,644
Series 2020A , RB , 5.00% , 08/01/30 ..... 280 304,997
Series 2025A , RB , 5.00% , 10/15/30 ..... 1,500 1,636,828
Series 2026A , RB , 5.00% , 05/15/31 ..... 4,000 4,406,968
San Diego Unified School District
Series 2009-1 , GO , 0.00% , 07/01/28
(b)
... 1,235 1,174,688
Series SR-6 , GO , 5.00% , 07/01/31 ...... 5,000 5,540,393
San Francisco Bay Area Rapid Transit District,
Series 2025H, GO, 5.00%, 08/01/28 ..... 1,100 1,154,668
San Francisco City & County Public Utilities
Commission Wastewater
Series 2016A , RB , 5.00% , 10/01/26 ..... 4,865 4,875,806
Series 2022B , RB , 5.00% , 10/01/26 ..... 3,000 3,006,617
Series 2022B , RB , 5.00% , 10/01/27 ..... 3,850 3,961,578
Series 2023A , RB , 5.00% , 10/01/27 ..... 3,000 3,086,944
Series 2023C , RB , VRDN, 4.00% , 10/01/29
(a)
6,625 6,822,247
Series 2026B , RB , 5.00% , 10/01/31 ..... 1,065 1,181,227
San Francisco Community College District
Series 2025 , GO , 5.00% , 06/15/28 ...... 7,160 7,491,736
Series 2025 , GO , 5.00% , 06/15/29 ...... 6,075 6,494,650
San Francisco Unified School District
Series A , GO , 5.00% , 06/15/27 ........ 5,500 5,609,525
Series B , GO , 5.00% , 06/15/28
(c)
....... 2,500 2,608,662
Series B , GO , 5.00% , 06/15/29
(c)
....... 1,500 1,597,217
Series 2026 , GO , 5.00% , 06/15/31
(c)
..... 2,000 2,197,793
San Joaquin Hills Transportation Corridor
Agency, Series 1997A, RB, 0.00%, 01/15/27
(NPFGC)
(b)
.................... 1,120 1,107,321
San Jose Financing Authority, Series 2022B, RB,
5.00%, 11/01/30 ................. 300 329,807
San Jose Unified School District
Series C , GO , 0.00% , 08/01/27 ( NPFGC )
(b)
5,000 4,888,702
Series 2025A , GO , 5.00% , 08/01/27 ..... 1,210 1,239,959
San Juan Unified School District, Series 2026,
GO, 5.00%, 08/01/30 .............. 4,500 4,907,000
Security
Par (000)
Par (000) Value
California (continued)
San
Mateo
County Community College District
(b)
Series 2006B , GO , 0.00% , 09/01/27
( NPFGC ) ..................... USD 1,000 $ 974,103
Series 2006B , GO , 0.00% , 09/01/29
( NPFGC ) ..................... 865 793,664
Santa Clara Valley Water District Safe Clean
Water, Series 2022B, COP, 5.00%, 12/01/26 1,200 1,205,445
Santa Monica Community College District,
Series 2009C, GO, 0.00%, 08/01/28
(b)
.... 1,000 950,100
Sequoia Union High School District, Series 2025,
GO, 5.00%, 07/01/27 .............. 990 1,011,050
Southern California Public Power Authority
Series 2025B , RB , VRDN, 3.70% , 07/01/27
(a)
2,500 2,502,225
Series 2019-1 , RB , 5.00% , 07/01/27 ..... 1,500 1,529,766
Series 2021-1 , RB , 5.00% , 07/01/27 ..... 1,610 1,641,949
Series 2023-1 , RB , 5.00% , 07/01/27 ..... 2,385 2,432,329
Series 2019-1 , RB , 5.00% , 07/01/28 ..... 2,935 3,059,689
Series 2023-1 , RB , 5.00% , 07/01/28 ..... 1,005 1,047,696
Series 2024A , RB , 5.00% , 07/01/28 ..... 1,875 1,954,657
Series 2019-1 , RB , 5.00% , 07/01/29 ..... 3,045 3,228,499
Series 2025-2 , RB , VRDN, 5.00% , 07/01/29
(a)
2,500 2,601,148
Series 2023-1 , RB , 5.00% , 07/01/30 ..... 1,195 1,283,695
Series 2024A , RB , 5.00% , 07/01/30 ..... 4,645 4,989,761
Series 2026-1 , RB , 5.00% , 07/01/31 ..... 915 990,994
Southwestern Community College District
(b)
Series 2004 , GO , 0.00% , 08/01/27 ( NPFGC ) 1,855 1,810,756
Series 2004 , GO , 0.00% , 08/01/29 ( NPFGC ) 4,430 4,074,710
State of California
GO , 4.00% , 09/01/26 ............... 240 240,000
GO , 5.00% , 09/01/26 ............... 12,885 12,885,000
Series C , GO , 5.00% , 09/01/26 ........ 5 5,000
GO , 4.00% , 10/01/26 ............... 9,185 9,195,890
GO , 5.00% , 10/01/26 ............... 5,320 5,330,684
GO , 4.00% , 11/01/26 ............... 9,755 9,778,363
GO , 5.00% , 11/01/26 ............... 3,395 3,408,719
Series 2017 , GO , 5.00% , 11/01/26 ...... 2,885 2,896,658
GO , 5.00% , 12/01/26 ............... 4,780 4,809,170
GO , 5.00% , 04/01/27 ............... 13,870 14,070,039
GO , 3.50% , 08/01/27 ............... 1,740 1,754,926
Series C , GO , 5.00% , 08/01/27 ........ 175 178,944
Series 2016 , GO , 5.00% , 08/01/27 ...... 7,505 7,531,939
GO , 5.00% , 08/01/27 ............... 11,245 11,485,882
GO , 4.00% , 09/01/27 ............... 5,580 5,661,941
GO , 5.00% , 09/01/27 ............... 4,530 4,565,073
GO , 4.00% , 10/01/27 ............... 1,225 1,244,410
GO , 5.00% , 10/01/27 ............... 6,380 6,548,464
GO , 5.00% , 11/01/27 ............... 33,920 34,884,173
GO , 5.00% , 03/01/28 ............... 4,000 4,143,294
GO , 5.00% , 04/01/28 ............... 14,865 15,425,529
GO , 5.00% , 08/01/28
(c)
.............. 14,515 14,825,307
Series B , GO , 5.00% , 08/01/28 ........ 4,700 4,809,417
Series 2016 , GO , 5.00% , 08/01/28 ...... 1,605 1,608,167
GO , 5.00% , 09/01/28 ............... 2,225 2,228,577
GO , 5.00% , 10/01/28 ............... 25,375 26,592,236
GO , 5.00% , 11/01/28 ............... 31,170 32,715,979
Series 2017 , GO , 5.00% , 11/01/28 ...... 4,425 4,555,906
GO , 5.00% , 12/01/28 ............... 6,530 6,864,432
GO , 5.00% , 03/01/29 ............... 5,915 6,247,664
GO , 5.00% , 04/01/29 ............... 25,120 26,570,994
GO , 5.00% , 08/01/29 ............... 39,620 42,074,885
GO , 5.00% , 09/01/29 ............... 14,995 15,304,687
GO , 5.00% , 10/01/29 ............... 22,460 23,956,326
GO , 4.00% , 11/01/29 ............... 1,400 1,452,643
Series 2017 , GO , 5.00% , 11/01/29 ...... 3,000 3,085,152
GO , 5.00% , 03/01/30 ............... 2,315 2,485,383

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
GO , 5.00% , 04/01/30 ............... USD 1,335 $ 1,428,229
GO , 3.50% , 08/01/30 ............... 6,400 6,554,019
GO , 5.00% , 08/01/30 ............... 21,100 21,728,665
Series 2016 , GO , 5.00% , 08/01/30 ...... 8,255 8,267,399
Series C , GO , 5.00% , 08/01/30 ........ 1,375 1,405,328
GO , 5.00% , 10/01/30 ............... 4,460 4,828,308
GO , 5.00% , 11/01/30 ............... 1,170 1,268,089
GO , 5.00% , 12/01/30 ............... 130 141,061
GO , 5.00% , 03/01/31 ............... 1,000 1,088,799
GO , 5.00% , 04/01/31 ............... 4,265 4,603,958
GO , 5.00% , 08/01/31
(c)
.............. 56,090 61,288,118
GO , 4.00% , 09/01/31 ............... 1,180 1,180,386
GO , 5.00% , 09/01/31 ............... 1,000 1,095,705
GO , 5.00% , 10/01/31 ............... 1,000 1,096,772
GO , 5.00% , 11/01/31 ............... 2,925 3,158,836
State of California Department of Water
Resources
Series AX , RB , 5.00% , 12/01/26 ........ 70 70,466
Series BA , RB , 5.00% , 12/01/26 ........ 40 40,266
Series BB , RB , 5.00% , 12/01/26 ........ 295 296,965
Ukiah Unified School District, Series 2006, GO,
0.00%, 08/01/29 (NPFGC)
(b)
.......... 5,145 4,710,654
Union Sanitary District Financing Authority,
Series 2025A, RB, 5.00%, 03/15/30 ..... 1,000 1,082,324
University of California
Series 2017AY , RB , 5.00% , 05/15/27 .... 930 947,113
Series 2023BN , RB , 5.00% , 05/15/27 .... 10,025 10,209,468
Series 2025BZ , RB , 5.00% , 05/15/27 .... 17,740 18,066,430
Series 2026CF , RB , 5.00% , 11/15/27 .... 8,500 8,763,758
Series 2023BN , RB , 5.00% , 05/15/28 .... 5,015 5,232,517
Series 2024BS , RB , 5.00% , 05/15/28 .... 3,000 3,130,120
Series 2026CF , RB , 5.00% , 11/15/28 .... 5,000 5,267,033
Series 2025CB , RB , 5.00% , 05/15/29 .... 2,000 2,126,886
Series 2025BZ , RB , 5.00% , 05/15/29 .... 17,850 18,982,461
Series 2024BS , RB , 5.00% , 05/15/29 .... 10,000 10,634,432
Series 2023BQ , RB , 5.00% , 05/15/29 .... 9,050 9,624,161
Series 2024BX , RB , 5.00% , 05/15/29 .... 4,700 4,998,183
Series 2026CE , RB , 5.00% , 11/15/29 .... 2,045 2,193,851
Series 2026CF , RB , 5.00% , 11/15/29 .... 7,290 7,820,622
Series 2025BZ , RB , 5.00% , 05/15/30 .... 1,150 1,241,653
Series 2025CC , RB , 5.00% , 05/15/30 .... 3,850 4,156,838
Series 2025CD , RB , 5.00% , 05/15/30 .... 25,495 27,526,906
Series 2017M , RB , 5.00% , 05/15/30 ..... 2,930 2,977,428
Series 2017AY , RB , 5.00% , 05/15/30 .... 4,735 4,812,315
Series 2026CF , RB , 5.00% , 11/15/30 .... 5,000 5,438,393
Series 2026CH , RB , 5.00% , 05/15/31 .... 1,685 1,844,023
Upland Unified School District, Series 2008A,
GO, 0.00%, 08/01/30
(b)
............. 675 600,686
West Contra Costa Unified School District,
Series 2025B, GO, 6.00%, 08/01/27 ..... 5,050 5,212,632
West Valley-Mission Community College District,
Series 2026, GO, 5.00%, 08/01/28 ...... 4,440 4,657,243
1,644,947,481
Colorado — 1.5%
Adams & Arapahoe Counties Joint School
District 28J Aurora
Series 2025 , GO , 5.50% , 12/01/26 ( SAW ) . 2,505 2,523,710
Series 2026 , GO , 5.00% , 12/01/30 ( SAW )
(c)
3,095 3,356,213
Series 2026 , GO , 5.00% , 12/01/31 ( SAW )
(c)
465 510,844
Adams & Weld Counties School District No. 27J
Brighton, Series 2026A, GO, 5.50%, 12/01/28
(SAW) ....................... 2,570 2,729,272
Security
Par (000)
Par (000) Value
Colorado (continued)
Arapahoe County School District No. 5 Cherry
Creek
Series 2025 , GO , 5.00% , 12/15/26 ( SAW ) . USD 2,250 $ 2,266,391
Series 2017B , GO , 2.30% , 12/15/28 ( SAW ) 6,590 6,474,840
Series 2025 , GO , 5.00% , 12/15/30 ( SAW ) . 2,505 2,722,326
Board of Governors of Colorado State University
System
Series 2025B , RB , VRDN, ( Bank of America
NA SBPA ), 2.45% , 09/09/26
(a)
....... 20,000 20,000,000
Series 2017C , RB , 5.00% , 03/01/30
( HERBIP ) ..................... 1,765 1,822,212
Boulder Larimer & Weld Counties St. Vrain
Valley School District Re1J
Series 2024 , GO , 5.00% , 12/15/27 ( SAW ) . 5,185 5,350,780
Series 2024 , GO , 5.00% , 12/15/28 ( SAW ) . 3,675 3,869,812
Series 2024 , GO , 5.00% , 12/15/29 ( SAW ) . 3,000 3,213,784
Boulder Valley School District No. Re-2 Boulder,
Series 2026B, GO, 5.00%, 12/01/28 (SAW) 2,370 2,495,420
City & County of Denver
Series 2020B , GO , 5.00% , 08/01/27 ..... 7,980 8,162,181
Series 2022A , GO , 5.00% , 08/01/27 ..... 10 10,228
City & County of Denver Airport System
Series 2019C , RB , 5.00% , 11/15/27 ..... 3,505 3,604,454
Series 2023A , RB , 5.00% , 11/15/28 ..... 2,950 3,095,866
City of Colorado Springs Utilities System
Series 2005A , RB , VRDN, ( Bank of America
NA SBPA ), 2.38% , 09/09/26
(a)
....... 15,605 15,605,000
Series 2020B , RB , 5.00% , 11/15/26 ..... 550 552,833
Series 2024B , RB , 5.00% , 11/15/26 ..... 1,805 1,814,297
Series 2020B , RB , 5.00% , 11/15/28 ..... 1,000 1,051,358
Series 2022A , RB , 5.00% , 11/15/28 ..... 1,000 1,051,358
Denver City & County School District No. 1
Series 2021B , GO , 4.00% , 12/01/26 ( SAW ) 9,460 9,493,947
Series 2025A , GO , 5.00% , 12/01/26 ( SAW ) 2,150 2,163,023
Series 2025D , GO , 5.00% , 12/01/26 ( SAW ) 1,225 1,232,420
Series 2025B , GO , 5.00% , 12/01/27 ( SAW ) 1,250 1,288,328
Series 2026A , GO , 5.00% , 12/01/27 ( SAW )
(c)
2,155 2,219,857
Series 2026A , GO , 5.00% , 12/01/30 ( SAW )
(c)
3,165 3,434,924
E-470 Public Highway Authority
(b)
Series B , RB , 0.00% , 09/01/26 ( NPFGC ) .. 4,540 4,540,000
Series 2004A , RB , 0.00% , 09/01/28 ( NPFGC ) 4,500 4,252,757
Series 2000B , RB , 0.00% , 09/01/29 ( NPFGC ) 10,400 9,542,199
Series 2000B , RB , 0.00% , 09/01/29 ..... 600 546,943
Series 2000B , RB , 0.00% , 09/01/30 ( NPFGC ) 1,900 1,683,117
Series 2000B , RB , 0.00% , 09/01/30 ..... 100 87,994
Eagle County School District No. Re50J
(c)
Series 2026 , GO , 5.00% , 12/01/27 ( SAW ) . 1,790 1,842,385
Series 2026 , GO , 5.00% , 12/01/28 ( SAW ) . 2,200 2,308,957
Series 2026 , GO , 5.00% , 12/01/30 ( SAW ) . 2,000 2,164,029
El Paso County School District No. 20
Academy
(c)
Series 2026 , GO , 5.00% , 12/15/28 ( SAW ) . 1,000 1,049,610
Series 2026 , GO , 5.00% , 12/15/30 ( SAW ) . 3,500 3,783,382
Fort Collins-Loveland Water District, Series
2025, RB, 5.00%, 12/01/30 .......... 2,350 2,551,522
Metro Water Recovery
Series 2025A , RB , 5.00% , 04/01/27 ..... 1,765 1,790,373
Series 2025A , RB , 5.00% , 04/01/28 ..... 2,120 2,201,014
Series 2025A , RB , 5.00% , 04/01/29 ..... 3,800 4,022,036
Park Creek Metropolitan District
Series 2025 , 5.00% , 12/01/26 ......... 560 563,321
Series 2025 , RB , 5.00% , 12/01/30 ...... 940 1,010,114
Regional Transportation District Sales Tax
Series 2023A , RB , 5.00% , 11/01/27 ..... 5,000 5,141,074
Series 2021B , RB , 5.00% , 11/01/28 ..... 1,600 1,679,565

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colorado (continued)
Series 2021B , RB , 5.00% , 11/01/30 ..... USD 820 $ 887,941
State of Colorado
Series 2020A , COP , 5.00% , 12/15/28 .... 275 289,264
COP , 5.00% , 06/15/31 .............. 435 473,663
University of Colorado
Series 2021C-3B , RB , VRDN,
2.00% , 10/15/26
(a)
............... 250 249,644
Series 2025B , RB , 5.00% , 06/01/29 ..... 2,450 2,596,881
Series 2025A , RB , 5.00% , 06/01/31 ..... 1,580 1,723,601
169,097,064
Connecticut — 2.5%
Aquarion Water Authority
Series 2026B , RB , 5.25% , 02/01/29 ..... 1,285 1,355,189
Series 2026B , RB , 5.25% , 02/01/30 ..... 1,715 1,839,248
Series 2026B , RB , 5.25% , 02/01/31 ..... 4,835 5,257,320
Series 2026A , RB , 5.00% , 08/01/31 ..... 1,180 1,277,921
Connecticut State Health & Educational Facilities
Authority
(a)
Series 2010A-3 , RB , VRDN, 2.95% , 07/01/27 3,000 3,005,250
Series 2017C-1 , RB , VRDN, 5.00% , 02/01/28 3,035 3,134,925
Series 2025B-1 , RB , VRDN, 5.00% , 07/01/30 20,730 22,299,808
State of Connecticut
Series 2022D , GO , 5.00% , 09/15/26 ..... 845 845,767
Series 2026A , GO , 5.00% , 09/15/26 ..... 1,000 1,000,908
Series E , GO , 5.00% , 10/15/26 ........ 1,525 1,529,370
Series 2024H , GO , 5.00% , 11/15/26 ..... 9,060 9,103,962
Series 2025B , GO , 5.00% , 12/01/26 ..... 5,000 5,029,615
Series 2022A , GO , 4.00% , 01/15/27 ..... 4,595 4,619,018
Series 2021A , GO , 4.00% , 01/15/27 ..... 4,575 4,598,914
Series B , GO , 5.00% , 04/15/27 ........ 75 76,120
Series 2019A , GO , 5.00% , 04/15/27 ..... 105 106,568
Series 2016B , GO , 5.00% , 05/15/27 ..... 1,610 1,612,164
Series 2021B , GO , 4.00% , 06/01/27 ..... 8,665 8,756,680
Series 2022C , GO , 5.00% , 06/15/27 ..... 1,115 1,136,032
Series 2021D , GO , 5.00% , 07/15/27 ..... 340 347,081
Series 2025D , GO , 5.00% , 08/15/27 ..... 2,650 2,710,351
Series 2026A , GO , 5.00% , 09/15/27 ..... 1,250 1,280,847
Series 2022D , GO , 5.00% , 09/15/27 ..... 1,365 1,398,685
Series 2022A , GO , 4.00% , 01/15/28 ..... 1,905 1,941,004
Series 2020A , GO , 5.00% , 01/15/28 ..... 1,205 1,243,910
Series 2019A , GO , 5.00% , 04/15/28 ..... 2,705 2,807,578
Series 2018B , GO , 5.00% , 04/15/28 ..... 1,490 1,546,503
Series 2020C , GO , 4.00% , 06/01/28 ..... 2,365 2,418,764
Series 2023B , GO , 5.00% , 08/01/28 ..... 3,340 3,484,678
Series 2025D , GO , 5.00% , 08/15/28 ..... 4,600 4,803,111
Series 2022D , GO , 5.00% , 09/15/28 ..... 1,395 1,461,796
Series 2022E , GO , 5.00% , 11/15/28 ..... 1,670 1,755,437
Series 2024F , GO , 5.00% , 11/15/28 ..... 4,005 4,209,896
Series 2024A , GO , 5.00% , 01/15/29 ..... 5,000 5,269,804
Series 2024C , GO , 5.00% , 03/01/29 ..... 3,500 3,697,451
Series 2025D , GO , 5.00% , 08/15/29 ..... 4,660 4,961,116
Series 2024E , GO , 5.00% , 09/01/29 ..... 1,865 1,986,981
Series 2018E , GO , 5.00% , 09/15/29 ..... 2,800 2,927,470
Series 2025B , GO , 5.00% , 12/01/29 ..... 2,430 2,599,291
Series 2021A , GO , 4.00% , 01/15/30 ..... 400 414,845
Series 2022A , GO , 4.00% , 01/15/30 ..... 4,160 4,314,384
Series 2020A , GO , 5.00% , 01/15/30 ..... 3,500 3,750,996
Series 2025A , GO , 5.00% , 03/15/30 ..... 500 537,225
Series 2024E , GO , 5.00% , 09/01/30 ..... 2,325 2,514,704
Series F , GO , 5.00% , 10/15/30 ......... 795 797,070
Series 2022G , GO , 5.00% , 11/15/30 ..... 425 460,997
Series 2022E , GO , 5.00% , 11/15/30 ..... 1,740 1,887,376
Series 2024F , GO , 5.00% , 11/15/30 ..... 2,665 2,890,723
Series 2025B , GO , 5.00% , 12/01/30 ..... 2,345 2,545,212
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2022A , GO , 4.00% , 01/15/31 ..... USD 395 $ 411,341
Series 2024A , GO , 5.00% , 01/15/31 ..... 4,775 5,191,392
Series 2025A , GO , 5.00% , 03/15/31 ..... 1,000 1,089,649
Series 2024E , GO , 5.00% , 09/01/31 ..... 5,000 5,480,231
Series 2026B , GO , 5.00% , 09/15/31 ..... 5,000 5,482,674
State of Connecticut Clean Water Fund -
State Revolving Fund, Series 2026A, RB,
5.00%, 03/01/31 ................. 2,000 2,180,861
State of Connecticut Special Tax
Series A , RB , 5.00% , 09/01/26 ......... 200 200,000
Series 2018B , RB , 5.00% , 10/01/26 ..... 145 145,289
Series 2018C , RB , 5.00% , 10/01/26 ..... 10,175 10,195,254
Series 2021D , RB , 5.00% , 11/01/26 ..... 2,010 2,018,050
Series 2018A , RB , 5.00% , 01/01/27 ..... 2,085 2,101,934
Series 2020A , RB , 5.00% , 05/01/27 ..... 305 309,980
Series 2021A , RB , 5.00% , 05/01/27 ..... 445 452,266
Series 2022B , RB , 5.00% , 07/01/27 ..... 1,780 1,816,169
Series 2025A , RB , 5.00% , 07/01/27 ..... 5,095 5,198,528
Series A , RB , 5.00% , 09/01/27 ......... 255 255,000
Series 2026A , RB , 5.00% , 07/01/28 ..... 5,000 5,213,973
Series 2025A , RB , 5.00% , 07/01/28 ..... 2,085 2,174,227
Series 2023B , RB , 5.00% , 07/01/28 ..... 3,125 3,258,733
Series A , RB , 5.00% , 09/01/28 ......... 1,140 1,140,000
Series B , RB , 5.00% , 09/01/28 ......... 1,045 1,045,000
Series 2018A , RB , 5.00% , 01/01/29 ..... 9,380 9,672,554
Series 2024B , RB , 5.00% , 07/01/29 ..... 4,905 5,211,338
Series 2024A-1 , RB , 5.00% , 07/01/29 .... 2,500 2,656,136
Series 2026A , RB , 5.00% , 07/01/29 ..... 3,000 3,187,363
Series A , RB , 5.00% , 09/01/29 ......... 1,750 1,750,000
Series 2018B , RB , 5.00% , 10/01/29 ..... 1,375 1,438,774
Series 2018A , RB , 5.00% , 01/01/30 ..... 1,460 1,503,385
Series 2022B , RB , 5.00% , 07/01/30 ..... 100 107,904
Series 2025A , RB , 5.00% , 07/01/30 ..... 21,870 23,598,710
Series 2026A , RB , 5.00% , 07/01/30 ..... 12,000 12,948,538
Series A , RB , 5.00% , 09/01/30 ......... 1,965 1,965,000
Series 2018B , RB , 5.00% , 10/01/30 ..... 3,400 3,550,554
Series 2025A , RB , 5.00% , 07/01/31 ..... 2,900 3,171,894
Series 2024A-1 , RB , 5.00% , 07/01/31 .... 3,400 3,718,773
University of Connecticut
Series 2020A , RB , 5.00% , 02/15/28 ( SAP ) . 1,075 1,111,616
Series 2026A , RB , 5.00% , 02/15/28 ..... 3,645 3,769,155
Series 2022A , RB , 5.00% , 05/01/29 ( SAP ) . 860 910,974
Series 2026A , RB , 5.00% , 02/15/31 ..... 5,000 5,434,053
290,617,337
Delaware — 0.3%
Delaware Transportation Authority
Series 2020 , RB , 5.00% , 09/01/26 ...... 325 325,000
Series 2016 , RB , 3.00% , 07/01/28 ...... 1,160 1,160,196
Series 2020 , RB , 5.00% , 09/01/28 ...... 4,815 5,036,923
Series 2020 , RB , 5.00% , 07/01/30 ...... 105 113,375
State of Delaware
Series 2017A , GO , 5.00% , 01/01/27 ..... 1,755 1,769,313
Series 2020A , GO , 5.00% , 01/01/27 ..... 5,530 5,575,099
Series 2018A , GO , 5.00% , 02/01/27 ..... 3,025 3,055,978
Series 2019 , GO , 5.00% , 02/01/27 ...... 3,625 3,662,122
Series 2021 , GO , 5.00% , 02/01/27 ...... 2,605 2,631,677
Series 2017A , GO , 5.00% , 01/01/28 ..... 1,985 2,048,922
Series 2019 , GO , 5.00% , 02/01/28 ...... 1,500 1,551,233
Series 2019 , GO , 5.00% , 02/01/29 ...... 2,010 2,123,528
Series 2020A , GO , 5.00% , 01/01/30 ..... 333 357,535
Series 2022 , GO , 5.00% , 03/01/30 ...... 150 161,435

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Delaware (continued)
University of Delaware, Series 2025A, RB,
5.00%, 11/01/30 ................. USD 8,100 $ 8,772,446
38,344,782
District of Columbia — 1.7%
District of Columbia
Series 2020 , RB , 5.00% , 12/01/26 ...... 2,880 2,896,541
Series 2024C , GO , 5.00% , 12/01/26 ..... 1,330 1,337,740
Series 2021D , GO , 4.00% , 02/01/27 ..... 160 160,913
Series 2021E , GO , 5.00% , 02/01/27 ..... 7,965 8,043,202
Series 2018B , GO , 5.00% , 06/01/27 ..... 3,715 3,784,463
Series 2024A , GO , 5.00% , 08/01/27 ..... 1,025 1,048,363
Series 2019A , GO , 5.00% , 10/15/27 ..... 3,005 3,088,215
Series 2024C , GO , 5.00% , 12/01/27 ..... 2,675 2,757,223
Series 2023A , GO , 5.00% , 01/01/28 ..... 2,370 2,447,553
Series 2021D , GO , 5.00% , 02/01/28 ..... 1,225 1,267,517
Series 2023B , GO , 5.00% , 06/01/28 ..... 5,250 5,473,082
Series D , GO , 5.00% , 06/01/28 ........ 1,000 1,005,853
Series 2020 , RB , 5.00% , 12/01/28 ...... 1,000 1,050,229
Series 2020 , RB , 5.00% , 12/01/29 ...... 210 224,151
Series 2024C , GO , 5.00% , 12/01/29 ..... 10,250 10,963,757
Series 2017D , GO , 5.00% , 06/01/30 ..... 2,465 2,504,754
Series 2026B , GO , 5.00% , 06/01/30 ..... 2,255 2,428,594
Series 2017A , GO , 5.00% , 06/01/30 ..... 1,000 1,016,127
Series 2024A , GO , 5.00% , 08/01/30 ..... 105 113,308
Series 2020 , RB , 5.00% , 12/01/30 ...... 1,650 1,754,148
Series 2026B , GO , 5.00% , 06/01/31 ..... 7,200 7,849,711
District of Columbia Income Tax
Series 2019C , RB , 5.00% , 10/01/26 ..... 13,195 13,221,815
Series 2020B , RB , 5.00% , 10/01/26 ..... 17,460 17,495,482
Series 2020A , RB , 5.00% , 03/01/27 ..... 2,460 2,490,836
Series 2019C , RB , 5.00% , 10/01/27 ..... 1,270 1,303,993
Series 2022C , RB , 5.00% , 12/01/27 ..... 10,570 10,894,894
Series 2020B , RB , 5.00% , 10/01/28 ..... 15,490 16,238,201
Series 2019C , RB , 3.00% , 10/01/29 ..... 1,700 1,696,224
Series 2019A , RB , 5.00% , 03/01/30 ..... 2,500 2,660,714
Series 2020A , RB , 5.00% , 03/01/30 ..... 340 364,977
Series 2019C , RB , 5.00% , 10/01/30 ..... 330 351,107
Series 2020B , RB , 5.00% , 10/01/30 ..... 2,645 2,860,878
Series 2022C , RB , 5.00% , 12/01/30 ..... 100 108,409
District of Columbia Water & Sewer Authority
Series 2024B, Sub-Series B-1 , RB , VRDN,
( TD Bank NA SBPA ), 3.00% , 09/02/26
(a)
9,575 9,575,000
Series 2025C-2 , RB , VRDN, ( Bank of
America NA SBPA ), 3.05% , 09/02/26
(a)
. 4,000 4,000,000
Series 2025C-1 , RB , VRDN, ( Bank of
America NA SBPA ), 3.15% , 09/02/26
(a)
. 5,860 5,860,000
Series 2025B , RB , 5.00% , 10/01/26 ..... 1,350 1,352,606
Series 2022E , RB , VRDN, 3.00% , 10/01/27
(a)
8,100 8,084,916
Series 2026B , RB , 5.00% , 10/01/27 ..... 5,725 5,875,134
Series 2024A , RB , 5.00% , 10/01/28 ..... 5,000 5,244,628
Series 2018B , RB , 5.00% , 10/01/30 ..... 475 490,787
Series 2024A , RB , 5.00% , 10/01/30 ..... 1,500 1,622,426
Series 2026A , RB , 5.00% , 10/01/31 ..... 7,500 8,209,470
Washington Metropolitan Area Transit Authority
Series 2017B , RB , 5.00% , 07/01/27 ..... 3,015 3,076,012
Series 2021A , RB , 5.00% , 07/15/27 ..... 5,735 5,855,945
Series 2023A , RB , 5.00% , 07/15/27 ..... 1,000 1,021,176
Series 2018 , RB , 5.00% , 07/01/28 ...... 1,060 1,081,130
Series 2021A , RB , 5.00% , 07/15/28 ..... 1,000 1,044,222
193,296,426
Security
Par (000)
Par (000) Value
Florida — 3.9%
Brevard County School District, Series 2025A,
COP, 5.00%, 07/01/31 ............. USD 2,720 $ 2,945,650
Central Florida Expressway Authority
Series 2026A , RB , 5.00% , 07/01/27 ..... 1,000 1,019,394
Series 2024B , RB , 5.00% , 07/01/29 ..... 4,155 4,413,328
Series 2021D , RB , 5.00% , 07/01/30 ..... 2,330 2,502,762
Series 2025A , RB , 5.00% , 07/01/30 ..... 1,000 1,076,404
Series 2021D , RB , 5.00% , 07/01/31 ..... 1,575 1,709,341
Series 2026A , RB , 5.00% , 07/01/31 ..... 1,650 1,798,478
City of Gainesville Utilities System
Series 2026A , RB , 5.00% , 10/01/29 ..... 665 705,799
Series 2026B , RB , 5.00% , 10/01/31 ..... 1,165 1,255,586
City of Jacksonville
Series 2023B , RB , 5.00% , 10/01/26 ..... 1,510 1,512,863
Series 2019B , RB , 5.00% , 10/01/28 ..... 4,785 4,794,672
Series 2024 , RB , 5.00% , 10/01/28 ...... 1,160 1,215,332
Series 2024 , RB , 5.00% , 10/01/29 ...... 1,600 1,704,494
Series 2025 , RB , 5.00% , 10/01/29 ...... 175 186,109
Series 2025 , RB , 5.00% , 10/01/30 ...... 5,115 5,512,212
City of Palm Coast, Series 2026, RB,
5.00%, 10/01/30 ................. 1,800 1,942,658
City of Port St. Lucie Utility System, Series 2016,
RB, 5.00%, 09/01/28 .............. 3,160 3,165,977
City of Tallahassee
Series 2025 , RB , 5.00% , 10/01/27 ...... 910 933,273
Series 2025 , RB , 5.00% , 10/01/29 ...... 1,500 1,596,134
County of Broward Water & Sewer Utility
Series 2025 , RB , 5.00% , 10/01/30 ...... 2,335 2,529,419
Series 2025 , RB , 5.00% , 10/01/31 ...... 2,400 2,633,085
County of Miami-Dade
Series 2026B , RB , 5.00% , 10/01/27 ..... 1,500 1,538,557
Series A , RB , 5.00% , 10/01/27 ......... 300 300,568
Series A , RB , 5.00% , 10/01/28 ......... 1,135 1,137,147
Series 2016A , GO , 5.00% , 07/01/29 ..... 10,905 11,586,063
Series 2016 , RB , 5.00% , 10/01/29 ...... 1,000 1,001,843
Series 2025A , GO , 5.00% , 07/01/30 ..... 5,000 5,387,674
Series 2016 , RB , 5.00% , 10/01/30 ...... 4,000 4,007,099
Series 2026B , RB , 5.00% , 10/01/30 ..... 4,000 4,304,562
Series A , RB , 5.00% , 10/01/30 ......... 6,795 6,807,855
Series 2026A , RB , 5.00% , 04/01/31 ..... 5,000 5,433,478
County of Miami-Dade Transit System, Series
2025, RB, 5.00%, 07/01/30 .......... 7,345 7,895,130
County of Miami-Dade Water & Sewer System
Series 2025B , RB , 5.00% , 10/01/26 ..... 2,070 2,074,136
Series 2025B , RB , 5.00% , 10/01/30 ..... 6,000 6,487,540
County of Orange Water Utility System, Series
2020, RB, 5.00%, 10/01/27 .......... 225 230,998
County of Palm Beach, Series 2016, RB,
5.00%, 05/01/29 ................. 1,760 1,762,329
County of Seminole
Series 2025A , RB , 5.00% , 10/01/26 ..... 900 901,638
Series 2025A , RB , 5.00% , 10/01/27 ..... 785 803,888
Series 2025A , RB , 5.00% , 10/01/30 ..... 850 919,409
Duval County Public Schools, Series 2022A,
COP, 5.00%, 07/01/31 ............. 1,955 2,088,012
Florida Department of Management Services
Series 2018A , COP , 5.00% , 11/01/28 .... 400 419,900
Series 2018A , COP , 5.00% , 11/01/29 .... 4,245 4,532,085
Florida Insurance Assistance Interlocal Agency,
Inc.
Series 2023A-1 , RB , 5.00% , 09/01/27 .... 2,120 2,120,000
Series 2023A-1 , RB , 5.00% , 09/01/28 .... 3,970 3,970,000
Florida Municipal Power Agency
Series 2016A , RB , 5.00% , 10/01/27 ..... 500 500,946
Series 2026B , RB , 5.00% , 10/01/27 ..... 1,500 1,536,108

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2025A , RB , 5.00% , 10/01/28 ..... USD 1,000 $ 1,042,115
Series 2025A , RB , 5.00% , 10/01/29 ..... 5,995 6,341,004
Series 2025A , RB , 5.00% , 10/01/30 ..... 12,530 13,418,309
Series 2026B , RB , 5.00% , 10/01/30 ..... 2,000 2,141,789
Hillsborough County School Board
COP , 5.00% , 07/01/28 .............. 8,720 8,882,127
Series 2018 , COP , 5.00% , 07/01/30 ..... 1,690 1,751,182
JEA Electric System
Series 2017B , RB , 5.00% , 10/01/26 ..... 3,920 3,926,833
Series 2026A , RB , 5.00% , 10/01/27 ..... 1,000 1,023,090
Series 2020A , RB , 5.00% , 10/01/28 ..... 1,020 1,066,539
Series 2024A-3 , RB , 5.00% , 10/01/28 .... 2,025 2,118,653
Series 2017B , RB , 5.00% , 10/01/29 ..... 3,080 3,151,529
Series 2024A-3 , RB , 5.00% , 10/01/29 .... 5,520 5,872,093
Series 2020A , RB , 5.00% , 10/01/30 ..... 105 112,124
Series 2024A , RB , 5.00% , 10/01/30 ..... 6,950 7,498,042
JEA Water & Sewer System
Series 2008B-1 , RB , VRDN, ( Bank of
America NA SBPA ), 2.42% , 09/09/26
(a)
. 9,185 9,185,000
Series 2017A , RB , 5.00% , 10/01/29 ..... 340 348,524
Series 2026A , RB , 5.00% , 10/01/31 ..... 4,900 5,350,959
Lee County School Board (The)
Series 2025B , COP , 5.00% , 08/01/27 .... 3,000 3,065,903
Series 2025B , COP , 5.00% , 08/01/28 .... 2,150 2,245,965
Manatee County School District
Series 2026B , COP , 5.00% , 07/01/28 .... 1,735 1,805,413
Series 2026A , COP , 5.00% , 07/01/30 .... 1,250 1,337,996
Miami Beach Redevelopment Agency, Series
2025, 5.00%, 02/01/27 ............. 1,100 1,110,258
Miami-Dade County Educational Facilities
Authority, Series 2024A, RB, 5.00%, 04/01/30 1,045 1,110,430
Orlando Utilities Commission
Series 2020A , RB , 5.00% , 10/01/26 ..... 10,610 10,631,833
Series 2021B , RB , VRDN, 1.25% , 10/01/28
(a)
1,275 1,206,300
Series 2026A , RB , 5.00% , 10/01/28 ..... 5,000 5,241,615
Series 2025B , RB , 5.00% , 10/01/29 ..... 1,500 1,599,795
Series 2026A , RB , 5.00% , 10/01/29 ..... 5,500 5,865,916
Series 2026A , RB , 5.00% , 10/01/30 ..... 2,125 2,299,375
Palm Beach County School District
Series 2025A , COP , 5.00% , 08/01/29 .... 1,290 1,367,261
Series 2025A , COP , 5.00% , 08/01/30 .... 3,790 4,072,566
Pasco County School Board
Series 2024 , RB , 5.00% , 10/01/26 ...... 5,000 5,009,396
Series 2024 , RB , 5.00% , 10/01/29 ...... 5,000 5,314,360
Series 2024 , RB , 5.00% , 10/01/30 ...... 1,205 1,300,020
Polk County School District, COP,
5.00%, 01/01/31 ................. 4,000 4,290,800
Sarasota County School Board, Series 2023A,
COP, 5.00%, 07/01/28 ............. 1,350 1,405,774
School Board of Miami-Dade County (The)
Series 2026A , COP , 5.00% , 02/01/27 .... 5,000 5,046,794
Series 2025A , COP , 5.00% , 05/01/27 .... 2,350 2,385,220
Series 2026A , COP , 5.00% , 02/01/28 .... 5,000 5,155,867
Series 2025A , COP , 5.00% , 05/01/28 .... 5,000 5,182,011
Series 2025A , COP , 5.00% , 05/01/29 .... 5,000 5,266,914
Series 2026A , COP , 5.00% , 02/01/30 .... 2,800 2,980,288
Series 2025A , COP , 5.00% , 05/01/30 .... 170 181,468
Series 2026A , COP , 5.00% , 02/01/31 .... 9,880 10,629,137
School District of Broward County
Series 2019A , COP , 5.00% , 07/01/27 .... 2,120 2,158,998
Series B , COP , 5.00% , 07/01/29 ........ 1,470 1,495,409
Series 2020A , COP , 5.00% , 07/01/30 .... 1,975 2,113,295
Series 2026A , COP , 5.00% , 07/01/30 .... 2,000 2,140,046
Series 2020A , COP , 5.00% , 07/01/31 .... 1,930 2,056,394
Series 2026A , COP , 5.00% , 07/01/31 .... 8,000 8,652,485
Security
Par (000)
Par (000) Value
Florida (continued)
Seminole County School District Sales Tax
Series 2025 , RB , 5.00% , 10/01/27 ...... USD 900 $ 922,336
Series 2025 , RB , 5.00% , 10/01/29 ...... 1,035 1,101,333
South Florida Water Management District, COP,
5.00%, 10/01/30 ................. 5,000 5,404,280
State of Florida
Series 2022A , GO , 5.00% , 06/01/27 ..... 10,505 10,699,921
Series 2026A , GO , 5.00% , 06/01/27 ..... 12,505 12,737,032
Series 2025A , GO , 5.00% , 06/01/27 ..... 2,505 2,551,481
Series 2021A , GO , 5.00% , 07/01/27 ..... 6,045 6,162,289
Series 2020A , GO , 5.00% , 06/01/28 ..... 1,560 1,625,769
Series 2025A , GO , 5.00% , 06/01/28 ..... 7,270 7,576,498
Series 2026A , GO , 5.00% , 06/01/28 ..... 5,000 5,210,797
Series 2022B , GO , 5.00% , 06/01/28 ..... 3,985 4,153,005
Series 2021B , GO , 5.00% , 07/01/28 ..... 875 912,926
Series 2017C , GO , 5.00% , 06/01/29 ..... 6,365 6,476,093
Series 2025A , GO , 5.00% , 06/01/29 ..... 12,080 12,832,937
Series 2017A , GO , 3.00% , 06/01/30 ( GTD ) 8,350 8,248,649
Series 2024B , GO , 5.00% , 06/01/30 ..... 100 107,887
Series 2022C , GO , 5.00% , 06/01/30 ..... 850 917,038
Series 2026A , GO , 5.00% , 06/01/30 ..... 5,000 5,394,342
Series 2021B , GO , 5.00% , 07/01/30 ..... 2,000 2,159,601
Series 2021A , GO , 5.00% , 07/01/30 ..... 120 129,576
Series 2019C , GO , 5.00% , 06/01/31 ..... 435 459,276
Series 2017A , GO , 3.00% , 07/01/31 ..... 7,270 7,122,146
State of Florida Department of Transportation
Series 2020 , RB , 5.00% , 07/01/29 ...... 5,325 5,656,071
Series 2021A , RB , 5.00% , 07/01/29 ..... 2,070 2,191,725
State of Florida Department of Transportation
Turnpike System
Series 2016B , RB , 2.63% , 07/01/27 ..... 1,635 1,631,966
Series 2020A , RB , 5.00% , 07/01/29 ..... 2,685 2,851,934
Series 2025A , RB , 5.00% , 07/01/30 ..... 9,855 10,622,825
Tampa Bay Water
Series 2025 , RB , 5.00% , 10/01/26 ...... 5,000 5,008,545
Series 2025 , RB , 5.00% , 10/01/30 ...... 1,700 1,836,774
Tohopekaliga Water Authority, Series 2026A, RB,
5.00%, 10/01/30 ................. 7,500 8,097,360
452,657,561
Georgia — 1.8%
Augusta Water & Sewer, Series 2024A, RB,
5.00%, 10/01/30 ................. 3,550 3,745,757
City of Atlanta, Series 2022A-1, GO,
5.00%, 12/01/27 ................. 990 1,019,007
City of Atlanta Department of Aviation
Series 2020A , RB , 5.00% , 07/01/28 ..... 6,620 6,898,579
Series 2026A-1 , RB , 5.00% , 07/01/31 .... 800 873,948
City of Atlanta Water & Wastewater
Series 2004 , RB , 5.75% , 11/01/26 ( AGM ) . 2,305 2,317,621
Series 2026 , RB , 5.00% , 11/01/27 ...... 1,040 1,069,295
Series 2009B , RB , 5.25% , 11/01/27 ..... 1,360 1,384,705
Series 2024 , RB , 5.00% , 11/01/29 ( BAM ) .. 2,750 2,940,208
Series 2026 , RB , 5.00% , 11/01/30 ...... 2,500 2,713,278
Series 2024 , RB , 5.00% , 11/01/31 ( BAM ) .. 6,000 6,591,830
Columbia County School District, Series 2020,
GO, 5.00%, 10/01/26 (SAW) ......... 145 145,291
County of DeKalb
Series 2022 , RB , 5.00% , 10/01/27 ...... 6,000 6,162,548
Series 2025A , RB , 5.00% , 10/01/27 ..... 6,275 6,444,999
Series 2022 , RB , 5.00% , 10/01/28 ...... 4,600 4,819,324
County of Fulton, Series 2025, RB,
5.00%, 01/01/31 ................. 8,000 8,699,486
Douglas County School District, Series 2025,
GO, 5.00%, 04/01/30 (SAW) ......... 2,925 3,146,800

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Georgia (continued)
Georgia Ports Authority
Series 2022 , RB , 5.00% , 07/01/27 ...... USD 2,125 $ 2,168,002
Series 2022 , RB , 5.00% , 07/01/30 ...... 150 161,964
Georgia State Road & Tollway Authority
Series 2020 , RB , 5.00% , 06/01/29 ...... 2,630 2,788,104
Series 2020 , RB , 5.00% , 06/01/30 ...... 2,980 3,208,304
Gwinnett County School District, Series 2022B,
GO, 5.00%, 08/01/27 .............. 890 910,204
Gwinnett County Water & Sewerage Authority,
Series 2019, RB, 5.00%, 08/01/27 ...... 565 577,308
Henry County School District, Series 2016, GO,
4.00%, 08/01/28 (SAW) ............ 4,395 4,398,967
Metropolitan Atlanta Rapid Transit Authority
Series 2026A , RB , 5.00% , 07/01/27 ..... 2,420 2,470,769
Series 2007A , RB , 5.25% , 07/01/27 ( NPFGC ) 1,470 1,502,683
Series 2025B , RB , 5.00% , 07/01/28 ..... 1,315 1,374,142
Series 2026A , RB , 5.00% , 07/01/28 ..... 1,140 1,191,271
Series 2026A , RB , 5.00% , 07/01/31 ..... 1,000 1,095,127
Municipal Electric Authority of Georgia
Series 2024A , RB , 5.00% , 01/01/27 ..... 445 448,451
Series 2016A , RB , 5.00% , 01/01/28 ..... 9,845 9,949,006
Series 2024A , RB , 5.00% , 01/01/28 ..... 445 458,802
Series 2020A , RB , 5.00% , 11/01/28 ..... 500 524,249
Series 2018A , RB , 5.00% , 01/01/29 ..... 3,290 3,384,826
Series 2024A , RB , 5.00% , 01/01/29 ..... 470 493,071
Series 2020A , RB , 5.00% , 11/01/29 ..... 500 531,345
Series 2024A , RB , 5.00% , 01/01/30 ..... 600 638,148
Private Colleges & Universities Authority
Series 2019A , RB , 5.00% , 09/01/26 ..... 1,060 1,060,000
Series 2022A , RB , 5.00% , 09/01/29 ..... 4,715 5,011,203
Series 2025A , RB , 5.00% , 09/01/29 ..... 5,765 6,127,165
Series 2026 , RB , 5.00% , 10/01/31 ...... 755 813,267
Richmond County Board of Education
Series 2025 , GO , 5.00% , 10/01/28 ( SAW ) . 2,020 2,118,410
Series 2025 , GO , 5.00% , 10/01/29 ( SAW ) . 4,835 5,159,480
Series 2025 , GO , 5.00% , 10/01/30 ( SAW ) . 6,000 6,499,336
State of Georgia
Series 2026C , GO , 5.00% , 12/01/26 ..... 25,000 25,151,235
Series 2022A , GO , 5.00% , 07/01/27 ..... 21,185 21,624,311
Series 2023A , GO , 5.00% , 07/01/27 ..... 17,215 17,571,986
Series 2016F , GO , 5.00% , 01/01/28 ..... 3,805 3,836,235
Series 2022C , GO , 4.00% , 07/01/28 ..... 1,290 1,322,963
Series 2021A , GO , 5.00% , 07/01/28 ..... 6,110 6,374,830
Series 2018A , GO , 5.00% , 07/01/29 ..... 2,000 2,084,542
Series 2022A , GO , 5.00% , 07/01/30 ..... 180 194,793
Series 2022C , GO , 5.00% , 07/01/30 ..... 630 681,777
Series 2026C , GO , 4.00% , 12/01/30 ..... 10,000 10,469,756
213,348,708
Hawaii — 0.6%
City & County of Honolulu
Series D , GO , 5.00% , 09/01/26 ........ 3,110 3,110,000
Series 2022A , GO , 5.00% , 11/01/26 ..... 330 331,346
Series 2023D , GO , 5.00% , 03/01/28 ..... 4,345 4,494,282
Series 2019C , GO , 4.00% , 08/01/28 ..... 105 107,605
Series 2020B , GO , 5.00% , 03/01/29 ..... 915 964,779
Series 2023D , GO , 5.00% , 03/01/29 ..... 1,420 1,497,253
Series 2021E , GO , 5.00% , 03/01/30 ..... 1,810 1,938,592
Series 2025E , GO , 5.00% , 07/01/30 ..... 5,000 5,391,259
Series 2019A , GO , 5.00% , 09/01/30 ..... 6,500 6,764,768
State of Hawaii
Series EY , GO , 5.00% , 10/01/26 ........ 715 716,448
Series 2018FT , GO , 5.00% , 01/01/27 .... 2,145 2,162,710
Series 2019FW , GO , 5.00% , 01/01/27 .... 1,175 1,184,701
Series FE , GO , 5.00% , 10/01/27 ....... 4,815 4,830,018
Security
Par (000)
Par (000) Value
Hawaii (continued)
Series 2018FT , GO , 5.00% , 01/01/29 .... USD 10,220 $ 10,541,785
Series FH , GO , 5.00% , 10/01/29 ....... 9,510 9,528,326
Series FN , GO , 5.00% , 10/01/29 ....... 1,160 1,189,128
Series 2018FT , GO , 5.00% , 01/01/30 .... 1,680 1,730,048
Series 2019FW , GO , 5.00% , 01/01/30 .... 3,415 3,588,662
State of Hawaii Airports System, Series 2018D,
RB, 5.00%, 07/01/29 .............. 1,000 1,060,262
State of Hawaii State Highway Fund
Series 2026B , RB , 5.00% , 01/01/27 ..... 5,000 5,040,945
Series 2026B , RB , 5.00% , 01/01/28 ..... 5,000 5,163,013
University of Hawaii
Series 2020D , RB , 5.00% , 10/01/30 ..... 2,450 2,644,468
Series E , RB , 5.00% , 10/01/30 ......... 375 375,682
74,356,080
Idaho — 0.3%
Idaho Housing & Finance Association
Series 2025A , RB , 5.00% , 08/15/28 ..... 1,750 1,831,365
Series 2023A , RB , 5.00% , 08/15/29 ..... 625 665,734
Series 2025A , RB , 5.00% , 08/15/29 ..... 1,250 1,331,468
Series 2025A , RB , 5.00% , 08/15/30 ..... 2,210 2,388,726
Idaho State Building Authority
Series 2024A , RB , 5.00% , 06/01/27 ..... 3,000 3,054,088
Series 2024A , RB , 5.00% , 06/01/28 ..... 3,180 3,310,175
Series 2024A , RB , 5.00% , 06/01/29 ..... 2,860 3,038,183
Series 2025A , RB , 5.00% , 06/01/29 ..... 4,500 4,780,359
Series 2024A , RB , 5.00% , 06/01/30 ..... 1,510 1,629,035
Series 2025A , RB , 5.00% , 06/01/30 ..... 10,295 11,106,568
33,135,701
Illinois — 4.4%
Chicago Midway International Airport
Series 2023B , RB , 5.00% , 01/01/28 ( BAM ) 2,770 2,858,499
Series 2023B , RB , 5.00% , 01/01/29 ( BAM ) 3,500 3,675,856
Chicago O'Hare International Airport
Series 2024D , RB , 5.00% , 01/01/27 ..... 8,000 8,062,582
Series 2024D , RB , 5.00% , 01/01/28 ..... 1,875 1,930,662
Series E , RB , 5.25% , 01/01/28 ......... 1,500 1,512,444
Series 2024D , RB , 5.00% , 01/01/29 ..... 11,000 11,545,050
Series 2024D , RB , 5.00% , 01/01/30 ..... 11,055 11,783,214
Series 2025D , RB , 5.00% , 01/01/30 ..... 920 980,602
Series 2025D , RB , 5.00% , 01/01/31 ..... 1,500 1,619,899
Chicago Park District, Series 2024B, GO,
5.00%, 01/01/29 ................. 1,000 1,046,086
Chicago Transit Authority Capital Grant Receipts
Series 2021 , RB , 5.00% , 06/01/27 ...... 1,250 1,268,605
Series 2021 , RB , 5.00% , 06/01/29 ...... 3,000 3,143,674
Chicago Transit Authority Sales Tax Receipts
Fund, Series 2024A, RB, 5.00%, 12/01/29 . 1,500 1,588,571
City of Chicago
Series 2020A , GO , 5.00% , 01/01/28 ..... 8,500 8,678,424
Series 2020A , GO , 5.00% , 01/01/30 ..... 110 113,118
City of Chicago Wastewater Transmission,
Series B, RB, 5.00%, 01/01/30 ........ 130 130,863
City of Chicago Waterworks
Series 2024A , RB , 5.00% , 11/01/26 ..... 2,280 2,287,935
Series 2004 , RB , 5.00% , 11/01/27 ...... 1,975 1,982,689
Series 2000 , RB , 5.00% , 11/01/28 ...... 3,695 3,709,386
Series 2000 , RB , 5.00% , 11/01/29 ...... 3,020 3,031,758
Series 2026B , RB , 5.00% , 11/01/30 ..... 12,500 13,413,154
Series 2026C , RB , 5.00% , 11/01/31 ..... 1,375 1,488,603
City of Springfield Electric
Series 2024 , RB , 5.00% , 03/01/28 ( BAM ) . 5,735 5,918,770
Series 2024 , RB , 5.00% , 03/01/29 ( BAM ) . 5,930 6,227,521

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
County of Cook
Series 2026 , RB , 5.00% , 11/15/26 ...... USD 735 $ 738,609
Series 2021A , GO , 5.00% , 11/15/27 ..... 1,750 1,797,908
Series 2024 , RB , 5.00% , 11/15/27 ...... 750 770,532
Series 2026A , GO , 5.00% , 11/15/27
(c)
.... 2,275 2,337,280
Series 2018 , RB , 5.00% , 11/15/28 ...... 2,250 2,310,814
Series 2021A , GO , 5.00% , 11/15/28 ..... 790 826,052
Series 2024 , RB , 5.00% , 11/15/28 ...... 1,010 1,056,092
Series 2016A , GO , 5.00% , 11/15/29 ..... 1,650 1,657,760
Series 2022A , GO , 5.00% , 11/15/29 ..... 3,305 3,509,531
Series 2024 , RB , 5.00% , 11/15/29 ...... 1,135 1,205,240
Series 2016A , GO , 5.00% , 11/15/30 ..... 325 326,529
Series 2026A , GO , 5.00% , 11/15/30
(c)
.... 1,365 1,468,156
DuPage County Forest Preserve District
Series 2025 , GO , 5.00% , 11/01/28 ...... 835 874,884
Series 2025 , GO , 5.00% , 11/01/29 ...... 1,020 1,086,363
Illinois Finance Authority
Series 2024B , RB , 5.00% , 04/01/27 ..... 2,400 2,430,135
Series 2017 , RB , 5.00% , 07/01/27 ...... 290 292,254
Series 2019 , RB , 5.00% , 07/01/27 ...... 2,400 2,447,366
Series 2024B , RB , 5.00% , 04/01/28 ..... 2,000 2,066,270
Series 2020 , RB , 5.00% , 01/01/29 ...... 1,370 1,441,567
Series 2024B , RB , 5.00% , 04/01/29 ..... 3,500 3,684,245
Series 2025C , RB , 5.00% , 04/01/29 ..... 3,180 3,347,400
Series 2017 , RB , 5.00% , 07/01/29 ...... 5,030 5,068,975
Series 2020 , RB , 5.00% , 07/01/29 ...... 1,190 1,262,915
Series 2019 , RB , 5.00% , 01/01/30 ...... 2,805 2,972,004
Series 2025A , RB , 5.00% , 01/01/30 ..... 990 1,058,987
Series 2025C , RB , 5.00% , 04/01/30 ..... 5,000 5,337,554
Series 2020 , RB , 5.00% , 07/01/30 ...... 1,025 1,104,396
Series 2025A , RB , 5.00% , 07/01/30 ..... 1,000 1,077,460
Series 2025B , RB , 5.00% , 07/01/31 ..... 1,440 1,572,157
Illinois Municipal Electric Agency
Series 2025A , RB , 5.00% , 02/01/27 ..... 1,000 1,009,238
Series 2025A , RB , 5.00% , 02/01/29 ..... 5,000 5,243,901
Series 2025A , RB , 5.00% , 02/01/30 ..... 11,250 11,966,089
Illinois State Toll Highway Authority
Series 2014C , RB , 5.00% , 01/01/27 ..... 1,065 1,067,103
Series 2019C , RB , 5.00% , 01/01/27 ..... 3,495 3,522,799
Series 2019B , RB , 5.00% , 01/01/27 ..... 215 216,710
Series 2016B , RB , 5.00% , 01/01/27 ..... 10 10,020
Series 2018A , RB , 5.00% , 01/01/28 ..... 2,120 2,186,574
Series 2019B , RB , 5.00% , 01/01/28 ..... 3,385 3,491,298
Series 2019C , RB , 5.00% , 01/01/28 ..... 1,655 1,706,972
Series 2017A , RB , 5.00% , 01/01/29 ..... 1,835 1,889,334
Series 2018A , RB , 5.00% , 01/01/29 ..... 5,510 5,787,613
Series 2019B , RB , 5.00% , 01/01/29 ..... 1,755 1,843,423
Series 2019C , RB , 5.00% , 01/01/29 ..... 3,485 3,660,586
Series 2018A , RB , 5.00% , 01/01/30 ..... 3,105 3,254,681
Series 2019C , RB , 5.00% , 01/01/30 ..... 6,515 6,949,713
Series 2019B , RB , 5.00% , 01/01/30 ..... 715 762,708
Series 2016B , RB , 5.00% , 01/01/30 ..... 2,850 2,855,087
Series 2018A , RB , 5.00% , 01/01/31 ..... 1,235 1,291,406
Series 2019B , RB , 5.00% , 01/01/31 ..... 1,965 2,086,903
Series 2019C , RB , 5.00% , 01/01/31 ..... 2,415 2,564,820
Metropolitan Water Reclamation District of
Greater Chicago
Series 2024C , GO , 5.00% , 12/01/27 ..... 7,000 7,200,379
Series A , GO , 5.00% , 12/01/28 ........ 5,250 5,280,225
Series 2021A , GO , 5.00% , 12/01/29 ..... 1,020 1,086,738
Series 2021C , GO , 5.00% , 12/01/29 ..... 500 532,715
Series 2026C , GO , 5.00% , 12/01/30
(c)
.... 2,000 2,158,986
Series B , GO , 5.00% , 12/01/30 ........ 390 392,038
Series 2026C , GO , 5.00% , 12/01/31
(c)
.... 3,250 3,549,544
Security
Par (000)
Par (000) Value
Illinois (continued)
Northern Illinois Municipal Power Agency, Series
2016A, RB, 5.00%, 12/01/27 ......... USD 1,140 $ 1,145,652
Regional Transportation Authority
Series 2004A , RB , 5.50% , 06/01/27 ..... 3,285 3,352,086
Series 2004A , RB , 5.75% , 06/01/29 ( AGM ) 1,370 1,451,302
Series 2003A , RB , 6.00% , 07/01/29 ( NPFGC ) 7,150 7,533,315
Series 2002A , RB , 6.00% , 07/01/30 ( NPFGC ) 2,455 2,719,571
Sales Tax Securitization Corp.
Series 2021A , RB , 5.00% , 01/01/27 ..... 8,020 8,077,625
Series 2017A , RB , 5.00% , 01/01/28 ..... 250 257,090
Series 2020A , RB , 5.00% , 01/01/28 ..... 3,375 3,470,710
Series 2021A , RB , 5.00% , 01/01/28 ..... 3,825 3,933,472
Series 2020A , RB , 5.00% , 01/01/30 ..... 3,000 3,185,837
Series 2021A , RB , 5.00% , 01/01/30 ..... 1,775 1,884,954
State of Illinois
Series 2020B , GO , 5.00% , 10/01/26 ..... 1,200 1,202,175
Series 2018A , GO , 5.00% , 10/01/26 ..... 135 135,245
Series 2018B , GO , 5.00% , 10/01/26 ..... 2,250 2,254,079
Series 2016 , GO , 5.00% , 11/01/26 ...... 750 752,727
Series 2017D , GO , 5.00% , 11/01/26 ..... 18,000 18,065,459
Series 2016 , GO , 5.00% , 02/01/27 ...... 3,895 3,930,724
Series 2024 , GO , 5.00% , 02/01/27 ...... 8,115 8,188,830
Series 2022B , GO , 5.00% , 03/01/27 ..... 4,245 4,291,856
Series 2026C , GO , 5.00% , 04/01/27 ..... 500 506,420
Series 2024B , GO , 5.00% , 05/01/27 ..... 500 507,256
Series 2019B , GO , 5.00% , 09/01/27 ..... 3,100 3,167,041
Series 2020B , GO , 5.00% , 10/01/27 ..... 995 1,018,298
Series 2018A , GO , 5.00% , 10/01/27 ..... 1,600 1,637,464
Series 2017D , GO , 5.00% , 11/01/27 ..... 19,030 19,509,872
Series 2006 , GO , 5.50% , 01/01/28 ...... 5,000 5,177,425
Series 2016 , GO , 5.00% , 02/01/28 ...... 14,800 14,931,909
Series 2024 , GO , 5.00% , 02/01/28 ...... 1,565 1,611,521
Series 2021A , GO , 5.00% , 03/01/28 ..... 1,000 1,031,794
Series 2022B , GO , 5.00% , 03/01/28 ..... 4,000 4,126,579
Series 2026C , GO , 5.00% , 04/01/28 ..... 1,000 1,033,397
Series 2023C , GO , 5.00% , 05/01/28 ..... 2,405 2,489,162
Series 2024B , GO , 5.00% , 05/01/28 ..... 2,940 3,041,912
Series 2023B , GO , 5.00% , 05/01/28 ..... 5,300 5,483,718
Series 2023D , GO , 5.00% , 07/01/28 ..... 12,380 12,850,381
Series 2018A , GO , 5.00% , 10/01/28 ..... 4,700 4,900,534
Series 2016 , GO , 5.00% , 11/01/28 ...... 4,500 4,514,557
Series 2017D , GO , 5.00% , 11/01/28 ..... 13,060 13,368,928
Series 2019A , GO , 5.00% , 11/01/28 ..... 1,895 1,978,341
Series 2024 , GO , 5.00% , 02/01/29 ...... 3,235 3,387,787
Series 2016 , GO , 5.00% , 02/01/29 ...... 1,645 1,659,172
Series 2021A , GO , 5.00% , 03/01/29 ..... 400 419,519
Series 2024B , GO , 5.00% , 05/01/29 ..... 3,020 3,174,260
Series 2018A , GO , 5.00% , 10/01/29 ..... 1,500 1,558,671
Series 2024B , GO , 5.25% , 10/01/29 ..... 5,000 5,320,215
Series 2017C , GO , 5.00% , 11/01/29 ..... 16,140 16,500,897
Series 2006 , GO , 5.50% , 01/01/30 ...... 1,500 1,615,577
Series 2021A , GO , 5.00% , 03/01/30 ..... 1,540 1,634,309
Series 2020 , GO , 5.50% , 05/01/30 ...... 10,150 10,624,119
Series 2025B , GO , 5.00% , 09/01/30 ..... 7,000 7,462,727
Series 2026C , GO , 5.00% , 04/01/31 ..... 1,000 1,071,123
State of Illinois Sales Tax
Series 2024A , RB , 5.00% , 06/15/28 ..... 5,000 5,185,087
Series 2021C , RB , 5.00% , 06/15/29 ..... 790 831,374
Series 2024A , RB , 5.00% , 06/15/29 ..... 5,000 5,261,861
Series 2024A , RB , 5.00% , 06/15/30 ..... 3,000 3,197,796
Series 2025A , RB , 5.00% , 06/15/30 ..... 10,070 10,733,934
Series 2026B , RB , 5.00% , 06/15/31 ..... 2,000 2,150,950
Will Grundy Etc Counties Community
College District No. 525, Series 2019, GO,
3.00%, 01/01/29 ................. 5,975 5,956,923

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
Winnebago & Boone Counties School District
No. 205 Rockford, Series 2022, GO,
5.00%, 02/01/30 (BAM) ............ USD 8,730 $ 9,294,450
512,454,972
Indiana — 0.6%
City of Indianapolis Department of Public
Utilities Water System, Series 2016B, RB,
5.00%, 10/01/27 ................. 1,010 1,011,911
Indiana Finance Authority
Series 2021-1 , RB , 5.00% , 10/01/26 ..... 130 130,228
Series 2017C , RB , 5.00% , 02/01/27 ..... 195 197,046
Series 2019A , RB , 5.00% , 02/01/27 ..... 280 282,938
Series 2019E , RB , 5.00% , 02/01/27 ..... 470 474,931
Series 2021B , RB , 5.00% , 02/01/27 ..... 1,710 1,727,941
Series E , RB , 5.00% , 02/01/27 ......... 210 210,423
Series 2016C , RB , 5.00% , 06/01/27 ..... 2,090 2,102,384
Series 2021-1 , RB , 5.00% , 10/01/27 ..... 1,945 1,995,606
Series 2016C , RB , 5.00% , 06/01/28 ..... 4,555 4,577,067
Series 2023A , RB , 5.00% , 10/01/28 ..... 110 115,343
Series 2021A , RB , 5.00% , 02/01/29 ..... 900 948,516
Series E , RB , 5.00% , 02/01/29 ......... 6,695 6,708,124
Series 2016C , RB , 5.00% , 06/01/29 ..... 5,430 5,758,354
Series 2025C , RB , 5.00% , 02/01/30 ..... 500 535,926
Series 2026A , RB , 5.00% , 10/01/30 ..... 1,600 1,732,064
Series 2021A , RB , 5.00% , 02/01/31 ..... 1,095 1,189,891
Indiana Municipal Power Agency
Series 2025A , RB , 5.00% , 01/01/29 ..... 9,075 9,541,484
Series 2025A , RB , 5.00% , 01/01/30 ..... 2,705 2,890,290
Indiana University
Series 2016A , RB , 5.00% , 06/01/28 ..... 1,295 1,297,516
Series Z-1 , RB , 5.00% , 08/01/29 ....... 1,555 1,654,104
Indianapolis Local Public Improvement Bond
Bank
Series 2021A , RB , 5.00% , 06/01/27 ..... 1,940 1,971,166
Series 2024E , RB , 5.00% , 02/01/29 ..... 450 473,070
Series 2021A , RB , 5.00% , 06/01/29 ..... 6,850 7,228,786
Purdue University
Series 2025B , RB , 5.00% , 07/01/29 ..... 6,120 6,499,294
Series 2025B , RB , 5.00% , 07/01/30 ..... 5,645 6,087,584
67,341,987
Iowa — 0.3%
Des Moines Independent Community School
District, Series 2026, GO, 5.00%, 06/01/28 . 7,635 7,920,659
Iowa Finance Authority
Series 2017 , RB , 5.00% , 08/01/27 ...... 350 357,949
Series 2017 , RB , 5.00% , 08/01/30 ...... 15,800 16,097,730
State of Iowa
Series 2016 , RB , 5.00% , 06/15/27 ...... 215 215,452
Series 2016A , RB , 5.00% , 06/01/28 ..... 4,065 4,073,759
Series 2019A , RB , 5.00% , 06/01/30 ..... 1,645 1,735,963
30,401,512
Kansas — 0.4%
City of Lawrence, Series 2025, RB,
5.00%, 11/01/30 ................. 3,305 3,579,239
Johnson County Unified School District
No. 229 Blue Valley, Series 2015-B, GO,
3.00%, 10/01/26 ................. 4,025 4,025,332
Johnson County Unified School District No.
512 Shawnee Mission, Series 2015A, GO,
3.25%, 10/01/28 ................. 2,660 2,660,201
Kansas Development Finance Authority, Series
2026A, RB, 5.00%, 05/01/31 ......... 3,000 3,261,076
Security
Par (000)
Par (000) Value
Kansas (continued)
State of Kansas Department of Transportation
Series 2024A , RB , 5.00% , 09/01/27 ..... USD 5,000 $ 5,123,450
Series 2025A , RB , 5.00% , 09/01/27 ..... 2,000 2,049,380
Series 2024A , RB , 5.00% , 09/01/28 ..... 4,150 4,343,011
Series 2017A , RB , 5.00% , 09/01/29 ..... 2,025 2,070,788
Series 2024A , RB , 5.00% , 09/01/29 ..... 4,000 4,260,669
Series 2024A , RB , 5.00% , 09/01/30 ..... 420 453,972
Series 2025A , RB , 5.00% , 09/01/30 ..... 1,540 1,664,563
Series 2024A , RB , 5.00% , 09/01/31 ..... 7,550 8,261,175
41,752,856
Kentucky — 0.9%
Fayette County School District, Series 2025, GO,
5.00%, 02/01/30 (ST INTERCEPT) ..... 7,475 7,954,303
Kentucky Municipal Power Agency
Series 2026B , RB , 5.00% , 09/01/28 ..... 1,400 1,454,831
Series 2026B , RB , 5.00% , 09/01/30 ..... 1,300 1,386,891
Kentucky State Property & Building Commission
Series A , RB , 5.00% , 09/01/26 ......... 660 660,000
Series B , RB , 5.00% , 09/01/26 ......... 835 835,000
Series B , RB , 5.00% , 11/01/26 ( SAP ) .... 5,360 5,380,742
Series A , RB , 5.00% , 09/01/27 ......... 880 900,848
Series B , RB , 5.00% , 09/01/27 ......... 835 854,782
Series A , RB , 5.00% , 10/01/27 ......... 690 707,654
Series B , RB , 5.00% , 11/01/27 ( SAP ) .... 1,400 1,405,332
Series B , RB , 5.00% , 03/01/28 ......... 2,500 2,586,902
Series A , RB , 5.00% , 10/01/28 ......... 415 433,952
Series A , RB , 5.00% , 04/01/29 ......... 2,300 2,425,131
Series A , RB , 5.00% , 10/01/29 ......... 1,905 2,024,307
RB , 5.00% , 04/01/30 ............... 1,680 1,700,309
Series A , RB , 5.00% , 04/01/30 ......... 2,775 2,971,022
Series B , RB , 5.00% , 09/01/30 ......... 19,910 21,434,513
Series A , RB , 5.00% , 10/01/30 ......... 500 538,868
Series 2024B , RB , 5.00% , 11/01/30 ..... 150 161,834
Series A , RB , 5.00% , 03/01/31 ......... 2,000 2,166,963
Kentucky Turnpike Authority
Series 2026A , RB , 5.00% , 07/01/27 ..... 1,315 1,340,734
Series 2024A , RB , 5.00% , 07/01/28 ..... 200 208,376
Series 2024A , RB , 5.00% , 07/01/29 ..... 2,610 2,770,217
Louisville & Jefferson County Metropolitan
Government, Series 2022A, GO,
5.00%, 04/01/27 ................. 4,850 4,920,147
Louisville & Jefferson County Metropolitan
Sewer District
Series 2025A , RB , 5.00% , 05/15/30 ..... 13,495 14,496,529
Series 2025A , RB , 5.00% , 05/15/31 ..... 8,000 8,707,171
Louisville Water Co., Series 2015, RB,
3.00%, 11/15/27 ................. 6,860 6,860,688
Paducah Electric Plant Board
Series 2026 , RB , 5.00% , 10/01/27 ...... 875 894,647
Series 2026 , RB , 5.00% , 10/01/28 ...... 750 780,535
Series 2026 , RB , 5.00% , 10/01/30 ...... 925 987,723
99,950,951
Louisiana — 0.7%
City of New Orleans
Series 2021A , GO , 5.00% , 12/01/29 ..... 5,015 5,246,853
Series 2022 , GO , 5.00% , 12/01/29 ...... 6,160 6,444,789
East Baton Rouge Sewerage Commission
Series 2020A , RB , 5.00% , 02/01/29 ..... 105 110,559
Series 2025A , RB , 5.00% , 02/01/31 ..... 2,500 2,708,012
State of Louisiana
Series 2016A , GO , 5.00% , 09/01/26 ..... 95 95,000
Series 2021 , RB , 5.00% , 09/01/26 ...... 1,035 1,035,000
Series 2021A , GO , 5.00% , 03/01/27 ..... 65 65,799

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Louisiana (continued)
Series 2026A , GO , 5.00% , 05/01/27 ..... USD 2,755 $ 2,799,983
Series 2019A , RB , 5.00% , 09/01/27 ..... 250 256,073
Series 2024C , GO , 5.00% , 12/01/27 ..... 835 860,154
Series 2023A , GO , 5.00% , 02/01/28 ..... 2,500 2,585,034
Series 2016A , GO , 5.00% , 09/01/28 ..... 3,000 3,000,000
Series 2023 , RB , 5.00% , 09/01/28 ...... 1,150 1,203,714
Series 2026B , GO , 5.00% , 09/01/28 ..... 20,000 20,934,160
Series 2023 , RB , 5.00% , 09/01/29 ...... 1,040 1,105,612
Series 2024E , GO , 5.00% , 09/01/29 ..... 2,815 2,998,446
Series 2025-B , GO , 5.00% , 06/01/30 .... 3,000 3,231,278
Series 2019A , RB , 5.00% , 09/01/30 ..... 3,395 3,526,105
Series 2021 , RB , 5.00% , 09/01/30 ...... 240 258,471
Series 2026B , GO , 5.00% , 09/01/31 ..... 5,000 5,463,685
State of Louisiana Gasoline & Fuels Tax
Series 2024A , RB , 5.00% , 05/01/27 ..... 4,750 4,827,558
Series 2024A , RB , 5.00% , 05/01/29 ..... 1,525 1,611,718
Series 2025B , RB , 5.00% , 05/01/29 ..... 4,145 4,391,674
Series 2025B , RB , 5.00% , 05/01/30 ..... 3,000 3,227,432
Series 2025B , RB , 5.00% , 05/01/31 ..... 1,070 1,165,015
79,152,124
Maine — 0.4%
Maine Governmental Facilities Authority
Series 2025A , RB , 5.00% , 10/01/29 ..... 680 722,319
Series 2025A , RB , 5.00% , 10/01/30 ..... 725 780,693
Maine Municipal Bond Bank
Series 2026 , RB , 5.00% , 09/01/26 ...... 6,390 6,390,000
Series 2026 , RB , 5.00% , 09/01/27 ...... 3,000 3,070,773
Series 2026 , RB , 5.00% , 09/01/28 ...... 2,000 2,091,423
Series 2026 , RB , 5.00% , 09/01/29 ...... 2,800 2,978,891
Series 2026 , RB , 5.00% , 09/01/30 ...... 2,650 2,860,910
Maine Turnpike Authority, Series 2025, RB,
5.00%, 07/01/30 ................. 3,125 3,363,645
Regional School Unit No. 14, Series 2025, GO,
5.00%, 11/01/26 ................. 2,875 2,886,559
State of Maine
Series 2017B , GO , 5.00% , 06/01/27 ..... 80 81,478
Series 2018D , GO , 5.00% , 06/01/27 ..... 4,150 4,226,692
Series 2019B , GO , 5.00% , 06/01/27 ..... 4,225 4,303,078
Series 2020B , GO , 5.00% , 06/01/27 ..... 95 96,756
Series 2021B , GO , 5.00% , 06/01/27 ..... 3,305 3,366,076
Series 2019B , GO , 5.00% , 06/01/28 ..... 3,410 3,551,974
Series 2020B , GO , 5.00% , 06/01/28 ..... 2,955 3,078,030
Series 2021B , GO , 5.00% , 06/01/28 ..... 1,895 1,973,898
45,823,195
Maryland — 3.1%
County of Anne Arundel
Series 2018 , GO , 5.00% , 10/01/26 ...... 5,635 5,644,918
Series 2026 , GO , 5.00% , 10/01/26 ...... 5,955 5,965,481
Series 2021 , GO , 5.00% , 04/01/27 ...... 1,760 1,786,186
Series 2018 , GO , 5.00% , 10/01/27 ...... 75 77,048
Series 2019 , GO , 5.00% , 10/01/27 ...... 65 66,775
Series 2021 , GO , 5.00% , 10/01/27 ...... 5,625 5,778,610
Series 2026 , GO , 5.00% , 10/01/27 ...... 5,960 6,122,758
County of Baltimore
Series 2017 , GO , 4.00% , 11/01/26 ...... 620 621,451
Series 2018 , GO , 5.00% , 03/01/27 ...... 2,025 2,049,775
Series 2026 , GO , 5.00% , 03/01/28 ...... 2,000 2,071,288
Series 2024A , GO , 5.00% , 07/01/29 ..... 5,000 5,313,960
Series 2022 , GO , 5.00% , 03/01/30 ...... 1,750 1,879,949
Series 2026 , GO , 5.00% , 03/01/31 ...... 2,925 3,187,186
County of Frederick, Series 2021A, GO,
5.00%, 10/01/26 ................. 3,100 3,106,247
Security
Par (000)
Par (000) Value
Maryland (continued)
County of Howard, Series 2017A, GO,
3.00%, 02/15/29 ................. USD 5,000 $ 4,996,899
County of Montgomery
Series 2020B , GO , 4.00% , 11/01/26 ..... 10 10,022
Series 2017A , GO , 5.00% , 11/01/26 ..... 1,410 1,415,693
Series 2024B , GO , 5.00% , 12/01/26 ..... 10,000 10,058,698
Series 2023A , GO , 5.00% , 08/01/27 ..... 9,380 9,583,478
Series 2020B , GO , 4.00% , 11/01/27 ..... 305 309,862
Series 2025A , GO , 5.00% , 10/01/29 ..... 3,550 3,790,740
Series 2025A , GO , 5.00% , 10/01/30 ..... 10,000 10,837,451
County of Prince George's
Series 2020A , GO , 5.00% , 07/15/27 ..... 8,525 8,709,175
Series 2020B , GO , 5.00% , 09/15/27 ..... 110 112,816
Series 2022A , GO , 5.00% , 07/01/28 ..... 4,495 4,687,279
Series 2024A , GO , 5.00% , 08/01/28 ..... 6,105 6,377,496
Series 2021A , GO , 5.00% , 07/01/29 ..... 1,000 1,063,637
Series 2025A , GO , 5.00% , 08/01/29 ..... 2,445 2,604,295
Series 2017A , GO , 3.00% , 09/15/29 ..... 4,375 4,362,646
Series 2022A , GO , 5.00% , 07/01/30 ..... 530 572,735
Series 2025A , GO , 5.00% , 08/01/30 ..... 5,580 6,037,246
Series 2024B , GO , 5.00% , 09/01/30 ..... 105 113,741
Series 2026A , GO , 5.00% , 08/01/31 ..... 10,965 12,022,478
Maryland Stadium Authority, Series 2022A, RB,
5.00%, 06/01/30 ................. 1,125 1,207,083
Maryland State Transportation Authority
Series 2024A , RB , 5.00% , 07/01/28 ..... 2,000 2,083,761
Series 2017 , RB , 3.00% , 07/01/29 ...... 1,030 1,026,526
Series 2017 , RB , 5.00% , 07/01/30 ...... 1,365 1,389,066
Series 2020 , RB , 5.00% , 07/01/30 ...... 2,990 3,222,957
Series 2021A , RB , 5.00% , 07/01/30 ..... 225 242,530
Series 2024A , RB , 5.00% , 07/01/30 ..... 1,500 1,616,868
State of Maryland
Series 2017 , GO , 5.00% , 03/15/27 ...... 1,680 1,702,312
Series 2019-1 , GO , 5.00% , 03/15/27 ..... 245 248,254
Series 2022-2D , GO , 3.00% , 08/01/27 ... 1,300 1,303,764
Series 2017A , GO , 5.00% , 08/01/27 ..... 3,805 3,890,366
Series 2018-2B , GO , 5.00% , 08/01/27 .... 185 189,151
Series 2020-2B , GO , 5.00% , 08/01/27 .... 2,385 2,438,508
Series 2025B , GO , 5.00% , 08/01/27 ..... 3,050 3,118,427
Series 2020A-2 , GO , 5.00% , 08/01/27 .... 7,760 7,934,097
Series 2A , GO , 5.00% , 08/01/27 ....... 1,245 1,272,932
Series 2021A , GO , 5.00% , 03/01/28 ..... 11,800 12,226,077
Series 2017 , GO , 5.00% , 03/15/28 ...... 4,280 4,336,806
Series 2023A , GO , 5.00% , 03/15/28 ..... 10,810 11,209,908
Series 2020A-1 , GO , 5.00% , 03/15/28 .... 1,565 1,622,896
Series 2020A-2 , GO , 5.00% , 08/01/28 .... 2,660 2,781,833
Series 2A , GO , 5.00% , 08/01/28 ....... 6,695 7,001,644
Series 2020-2B , GO , 5.00% , 08/01/28 .... 1,000 1,045,802
Series 2023A , GO , 5.00% , 03/15/29 ..... 3,250 3,436,640
Series 2024A , GO , 5.00% , 06/01/29 ..... 4,120 4,372,514
Series 2025A-1 , GO , 5.00% , 06/01/29 .... 5,000 5,306,449
Series 2022-1A , GO , 5.00% , 06/01/29 .... 10,165 10,788,012
Series 2020A , GO , 5.00% , 08/01/29 ..... 3,685 3,921,880
Series 2025B , GO , 5.00% , 08/01/29 ..... 2,200 2,341,421
Series 2026 , GO , 5.00% , 06/01/30 ...... 3,000 3,234,606
Series 2015 , GO , 3.25% , 08/01/30 ...... 9,000 8,984,456
Series 2020A , GO , 5.00% , 08/01/30 ..... 1,455 1,572,543
Series 2026 , GO , 5.00% , 06/01/31 ...... 7,000 7,652,125
State of Maryland Department of Transportation
Series 2016 , RB , 4.00% , 09/01/26 ...... 2,610 2,610,000
Series 2018 , RB , 5.00% , 10/01/26 ...... 515 516,030
Series 2019 , RB , 5.00% , 10/01/26 ...... 445 445,890
Series 2025C , RB , 5.00% , 11/01/26 ..... 3,030 3,042,187
Series 2018 , RB , 5.00% , 10/01/27 ...... 10,570 10,591,088
Series 2022B , RB , 5.00% , 12/01/28 ..... 1,725 1,815,164

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2025A , RB , 5.00% , 04/01/29 ..... USD 5,000 $ 5,290,996
Series 2019 , RB , 3.00% , 10/01/29 ...... 9,000 8,998,673
Series 2018 , RB , 5.00% , 10/01/29 ...... 2,000 2,003,553
Series 2020 , RB , 5.00% , 10/01/29 ...... 4,805 5,127,614
Series 2025C , RB , 5.00% , 11/01/29 ..... 5,000 5,342,850
Series 2025A , RB , 5.00% , 04/01/30 ..... 12,485 13,418,910
Series 2017 , RB , 5.00% , 09/01/30 ...... 2,525 2,576,436
Series 2019 , RB , 3.00% , 10/01/30 ...... 2,620 2,603,420
University System of Maryland
Series 2017A , RB , 4.00% , 04/01/29 ..... 6,100 6,131,383
Series 2026A , RB , 5.00% , 04/01/31 ..... 5,780 6,289,634
Series 2026B , RB , 5.00% , 04/01/31 ..... 7,220 7,856,601
Washington Suburban Sanitary Commission
Series 2020 , RB , 5.00% , 06/01/27 ( GTD ) .. 3,545 3,610,485
Series 2020 , RB , 5.00% , 12/01/27 ( GTD ) .. 120 123,643
Series 2016 , RB , 5.00% , 06/01/28 ( GTD ) .. 1,445 1,446,910
Series 2021 , RB , 5.00% , 06/01/30 ( GTD ) .. 195 210,394
Series 2026 , RB , 5.00% , 06/01/30 ( GTD ) .. 6,440 6,948,389
Series 2026 , RB , 5.00% , 06/01/31 ( GTD ) .. 6,790 7,428,875
360,489,358
Massachusetts — 2.8%
City of Boston
Series 2026B , GO , 5.00% , 06/01/27 ..... 2,000 2,037,396
Series 2020A , GO , 5.00% , 11/01/27 ..... 1,000 1,028,752
Series 2025A , GO , 5.00% , 02/01/29 ..... 4,380 4,647,713
Series 2017A , GO , 3.00% , 04/01/29 ..... 5,000 4,984,867
Series 2025A , GO , 5.00% , 02/01/30 ..... 5,900 6,379,787
Series 2026B , GO , 5.00% , 06/01/31 ..... 5,000 5,524,021
City of Cambridge, Series 2021, GO,
5.00%, 02/15/30 ................. 130 140,665
Commonwealth of Massachusetts
Series 2015D , GO , 5.00% , 09/01/26 ..... 4,455 4,455,000
Series 2020E , GO , 5.00% , 11/01/26 ..... 2,120 2,128,742
Series 2017E , GO , 5.00% , 11/01/26 ..... 440 441,814
Series 2019E , GO , 3.00% , 12/01/26 ..... 14,205 14,211,553
Series 2016H , GO , 5.00% , 12/01/26 ..... 1,195 1,202,441
Series 2019C , GO , 5.00% , 05/01/27 ..... 1,965 1,998,003
Series 2016B , GO , 5.00% , 07/01/27 ..... 3,865 3,945,794
Series A , GO , 5.00% , 07/01/27 ........ 3,610 3,685,463
Series 2017D , GO , 5.00% , 07/01/27 ..... 2,475 2,526,737
Series 2018B , GO , 5.00% , 07/01/27 ..... 2,915 2,975,935
Series 2020D , GO , 5.00% , 07/01/27 ..... 1,910 1,949,926
Series 2021A , GO , 5.00% , 09/01/27 ..... 2,420 2,480,476
Series 2018C , GO , 5.00% , 09/01/27 ..... 10 10,250
Series C , GO , 5.00% , 10/01/27 ........ 150 154,049
Series 2023A , GO , 5.00% , 05/01/28 ..... 3,275 3,408,977
Series 2025A , GO , 5.00% , 07/01/28 ..... 4,500 4,701,644
Series 2021A , GO , 5.00% , 09/01/28 ..... 2,830 2,967,834
Series 2016I , GO , 5.00% , 12/01/28 ...... 4,155 4,177,850
Series 2024A , GO , 5.00% , 03/01/29 ..... 11,215 11,873,098
Series 2024B , GO , 5.00% , 05/01/29 ..... 3,030 3,217,477
Series 2025A , GO , 5.00% , 07/01/29 ..... 4,000 4,260,073
Series 2016I , GO , 5.00% , 12/01/29 ...... 1,205 1,211,256
Series 2018B , GO , 5.00% , 01/01/30 ..... 1,135 1,169,195
Series 2022A , GO , 5.00% , 02/01/30 ..... 160 172,086
Series 2025A , GO , 5.00% , 07/01/30 ..... 5,405 5,850,854
Series 2025E , GO , 5.00% , 08/01/30 ..... 12,545 13,596,758
Series 2004A , GO , 5.50% , 08/01/30
( AMBAC ) ..................... 21,825 23,675,260
Series 2018C , GO , 5.00% , 09/01/30 ..... 185 200,759
Series 2019G , GO , 5.00% , 09/01/30 ..... 1,565 1,664,469
Series 2022A , GO , 5.00% , 10/01/30 ..... 245 266,198
Series 2024B , GO , 5.00% , 11/01/30 ..... 3,395 3,693,274
Series 2025G , GO , 5.00% , 12/01/30 ..... 3,400 3,703,227
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2022A , GO , 5.00% , 02/01/31 ..... USD 1,745 $ 1,902,193
Series 2026A , GO , 5.00% , 07/01/31 ..... 5,000 5,480,840
Massachusetts Bay Transportation Authority
Sales Tax
Series 2005A , RB , 5.00% , 07/01/27 ..... 5,000 5,104,520
Series 2026A , RB , 5.00% , 07/01/27 ..... 6,665 6,804,324
Series 2006A , RB , 5.25% , 07/01/28 ..... 9,000 9,440,044
Series 2016A , RB , 0.00% , 07/01/29
(b)
.... 4,730 4,336,479
Series 2024A , RB , 5.00% , 07/01/29 ..... 5,000 5,322,129
Series 2025B , RB , 5.00% , 07/01/30 ..... 1,250 1,351,643
Series 2026A , RB , 5.00% , 07/01/31 ..... 1,500 1,644,891
Massachusetts Clean Water Trust (The)
Series 2022 , RB , 5.00% , 02/01/27 ...... 1,000 1,010,450
Series 23A , RB , 5.00% , 02/01/27 ....... 2,115 2,137,101
Series 23B , RB , 5.00% , 02/01/27 ....... 3,800 3,839,709
Series 24B , RB , 5.00% , 02/01/27 ....... 1,250 1,263,062
Series 27 , RB , 5.00% , 02/01/27 ........ 2,005 2,025,952
Series 23B , RB , 5.00% , 02/01/28 ....... 205 212,147
Series 24A , RB , 5.00% , 02/01/28 ....... 1,125 1,164,222
Series 24B , RB , 5.00% , 02/01/28 ....... 1,775 1,836,883
Series 27 , RB , 5.00% , 02/01/28 ........ 10,000 10,348,637
Series 27 , RB , 5.00% , 02/01/30 ........ 3,210 3,456,726
Series 27 , RB , 5.00% , 02/01/31 ........ 1,000 1,093,082
Massachusetts Department of Transportation,
Series 1997A, RB, 0.00%, 01/01/28
(NPFGC)
(b)
.................... 4,610 4,433,873
Massachusetts Development Finance Agency
Series 2023FF , RB , 5.00% , 10/01/26 .... 1,000 1,001,892
Series 2020A , RB , 5.00% , 10/15/26 ..... 12,965 13,003,300
Series 2026A , RB , 5.00% , 02/15/27 ..... 655 662,382
Series 2026 , RB , 5.00% , 09/01/28 ...... 1,300 1,357,381
Series 2024B , RB , 5.00% , 02/15/30 ..... 225 241,544
Series 2020A , RB , 5.00% , 10/15/30 ..... 1,940 2,102,906
Series 2026A , RB , 5.00% , 02/15/31 ..... 5,000 5,440,597
Series 2026 , RB , 5.00% , 10/01/31 ...... 1,000 1,088,392
Series 2026B-2 , RB , VRDN,
5.00% , 10/01/31
(a)
............... 2,500 2,707,633
Massachusetts Port Authority
Series 2026A , RB , 5.00% , 07/01/27 ..... 1,250 1,275,619
Series 2026A , RB , 5.00% , 07/01/28 ..... 2,000 2,086,724
Massachusetts School Building Authority, Series
2025B, RB, 5.00%, 02/15/30 ......... 10,000 10,761,621
Massachusetts State College Building Authority,
Series 2025A, RB, 5.00%, 05/01/29 ..... 3,755 3,980,555
Massachusetts Transportation Trust Fund
Metropolitan Highway System
Series 2018A , RB , 5.00% , 01/01/27 ..... 4,975 5,014,737
Series 2019A , RB , 5.00% , 01/01/27 ..... 9,900 9,979,075
Massachusetts Water Resources Authority
Series 2025E , RB , VRDN, ( TD Bank NA LIQ ),
2.27% , 09/09/26
(a)
............... 6,130 6,130,000
Series 2024C , RB , 5.00% , 08/01/27 ..... 1,665 1,702,660
Series 2026D , RB , 5.00% , 08/01/27 ..... 1,590 1,625,964
Series 2026D , RB , 5.00% , 08/01/28 ..... 5,000 5,231,883
Series 2026D , RB , 5.00% , 08/01/30 ..... 4,000 4,335,200
Series 2026D , RB , 5.00% , 08/01/31 ..... 2,000 2,198,467
University of Massachusetts Building Authority
Series 2026-2 , RB , 5.00% , 11/01/26 ..... 2,500 2,510,144
Series 2021-1 , RB , 5.00% , 11/01/27 ..... 11,010 11,319,104
Series 2021-1 , RB , 5.00% , 11/01/28 ..... 825 866,631
327,552,991

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Michigan — 1.4%
Great Lakes Water Authority Sewage Disposal
System
Series 2018B , RB , 5.00% , 07/01/29 ..... USD 8,105 $ 8,583,427
Series 2025A , RB , 5.00% , 07/01/30 ..... 2,030 2,179,603
Series 2026B , RB , 5.00% , 07/01/30 ..... 4,650 4,990,940
Great Lakes Water Authority Water Supply
System
Series 2026A , RB , 5.00% , 07/01/27 ..... 1,190 1,214,260
Series 2024A , RB , 5.00% , 07/01/29 ..... 4,955 5,247,487
Series 2026D , RB , VRDN, 3.45% , 07/01/30
(a)
910 908,449
Series 2025A , RB , 5.00% , 07/01/30 ..... 1,060 1,138,118
Howell Public Schools, Series 2025II, GO,
5.00%, 05/01/30 (Q-SBLF) .......... 1,000 1,073,500
Karegnondi Water Authority
Series 2024 , RB , 5.00% , 11/01/26 ( BAM ) .. 2,985 2,996,945
Series 2024 , RB , 5.00% , 11/01/27 ( BAM ) .. 1,420 1,459,982
Series 2024 , RB , 5.00% , 11/01/28 ( BAM ) .. 1,350 1,416,521
Series 2024 , RB , 5.00% , 11/01/29 ( BAM ) .. 1,985 2,117,253
Lansing Board of Water & Light, Series 2026A,
RB, VRDN, 5.00%, 07/01/31
(a)
........ 7,350 7,893,577
Michigan Finance Authority
Series 2016B , RB , 5.00% , 10/01/27 ..... 10,225 10,245,052
Series 2024A , RB , 5.00% , 10/01/30 ..... 3,185 3,447,379
Series 2018 , RB , 5.00% , 11/01/30 ...... 1,000 1,040,421
Michigan State Building Authority
Series 2024II , RB , 5.00% , 10/15/26 ..... 1,225 1,228,831
Series 2025I , RB , 5.00% , 04/15/27 ...... 2,055 2,086,202
Series 2020I , RB , 5.00% , 10/15/27 ...... 915 939,732
Series 2023II , RB , 5.00% , 10/15/28 ..... 5,700 5,967,511
Series 2016I , RB , 5.00% , 10/15/29 ...... 3,075 3,083,926
Series 2023II , RB , 5.00% , 10/15/29 ..... 815 866,939
Series 2025I , RB , 5.00% , 04/15/30 ...... 5,845 6,262,353
Series 2020I , RB , 5.00% , 10/15/30 ...... 160 172,562
Series 2026I , RB , 5.00% , 10/15/30 ...... 1,500 1,617,772
Series 2026I , RB , 5.00% , 10/15/31 ...... 2,000 2,183,086
Michigan State University
Series 2023A , RB , 5.00% , 02/15/28 ..... 2,400 2,483,841
Series 2023A , RB , 5.00% , 08/15/28 ..... 3,750 3,917,844
Series 2025A , RB , 5.00% , 02/15/29 ..... 2,000 2,108,802
Series 2025A , RB , 5.00% , 08/15/29 ..... 1,750 1,860,671
Series 2025A , RB , 5.00% , 02/15/30 ..... 1,250 1,339,349
Series 2025A , RB , 5.00% , 08/15/30 ..... 1,120 1,208,572
Plymouth-Canton Community School District,
Series 2026, GO, 5.00%, 05/01/27 ...... 6,235 6,336,722
Portage Public Schools, Series 2026, GO,
5.00%, 11/01/30 ................. 2,445 2,635,514
State of Michigan
Series 2016 , RB , 5.00% , 03/15/27 ...... 7,580 7,683,124
Series 2026C , GO , 5.00% , 12/01/27
(c)
.... 6,000 6,180,298
Series 2018 , GO , 4.00% , 05/01/28 ...... 5,010 5,015,622
Series 2018 , GO , 4.00% , 05/01/29 ...... 7,000 7,006,085
Series 2026B , GO , 5.00% , 06/01/31
(c)
.... 10,000 10,922,647
State of Michigan Trunk Line
Series 2026 , RB , 5.00% , 11/15/27
(c)
..... 1,165 1,198,133
Series 2020B , RB , 5.00% , 11/15/28 ..... 11,165 11,730,800
Series 2023 , RB , 5.00% , 11/15/28 ...... 1,500 1,576,014
Series 2023 , RB , 5.00% , 11/15/29 ...... 130 138,949
Series 2026 , RB , 5.00% , 11/15/31
(c)
..... 2,145 2,355,594
University of Michigan
Series 2019A , RB , 5.00% , 04/01/30 ..... 1,505 1,587,702
Series 2017A , RB , 5.00% , 04/01/42 ..... 5,110 5,182,594
Wayne County Airport Authority, Series 2025E,
RB, 5.00%, 12/01/30 .............. 1,750 1,890,816
Wayne State University
(c)
Series 2026A , RB , 5.00% , 11/15/30 ..... 335 360,522
Security
Par (000)
Par (000) Value
Michigan (continued)
Series 2026A , RB , 5.00% , 11/15/31 ..... USD 400 $ 434,895
165,516,938
Minnesota — 1.8%
City of Minneapolis
Series 2021 , GO , 4.00% , 12/01/26 ...... 2,235 2,243,217
Series 2026 , GO , 5.00% , 12/01/26
(c)
..... 5,000 5,025,579
Series 2017 , GO , 3.00% , 12/01/27 ...... 25 25,004
Series 2025 , GO , 5.00% , 12/01/29 ...... 1,790 1,917,644
Series 2025 , GO , 5.00% , 12/01/30 ...... 2,425 2,637,211
Series 2026 , GO , 5.00% , 12/01/31
(c)
..... 5,000 5,505,534
County of Hennepin
Series 2019B , GO , 5.00% , 12/15/26 ..... 1,660 1,671,827
Series 2020C , GO , 5.00% , 12/15/26 ..... 5,365 5,403,223
Series 2026B , GO , 5.00% , 12/01/27
(c)
.... 1,000 1,030,466
Series 2019B , GO , 5.00% , 12/15/27 ..... 85 87,679
Series 2016C , GO , 5.00% , 12/01/28 ..... 1,500 1,577,764
Series 2020C , GO , 5.00% , 12/15/29 ..... 125 133,875
Series 2026B , GO , 5.00% , 12/01/30
(c)
.... 1,000 1,086,149
Metropolitan Council
Series 2021C , GO , 5.00% , 12/01/26 ..... 2,780 2,797,085
Series 2021C , GO , 5.00% , 12/01/29 ..... 1,315 1,408,348
Series 2017C , GO , 4.00% , 03/01/30 ..... 750 754,323
Minneapolis Special School District No. 1, Series
2022C, COP, 5.00%, 02/01/30 (SD CRED
PROG) ...................... 100 107,081
Minneapolis-St. Paul Metropolitan Airports
Commission
Series A , RB , 5.00% , 01/01/28 ......... 3,200 3,223,808
Series 2023A , RB , 5.00% , 01/01/29 ..... 2,260 2,376,171
Series A , RB , 5.00% , 01/01/29 ......... 5,420 5,462,052
Series 2023A , RB , 5.00% , 01/01/30 ..... 1,100 1,173,903
Minnesota Public Facilities Authority State
Revolving Fund
Series 2023B , RB , 5.00% , 03/01/28 ..... 20,110 20,839,148
Series 2023A , RB , 5.00% , 03/01/29 ..... 3,500 3,699,279
Series 2016A , RB , 5.00% , 03/01/29 ..... 4,750 4,759,081
State of Minnesota
Series 2021A , GO , 5.00% , 09/01/26 ..... 14,215 14,215,000
Series 2017D , GO , 5.00% , 10/01/26 ..... 235 235,476
Series 2016B , GO , 4.00% , 08/01/27 ..... 3,910 3,913,121
Series 2016D , GO , 5.00% , 08/01/27 ..... 180 180,241
Series 2022A , GO , 5.00% , 08/01/27 ..... 7,525 7,695,896
Series 2018A , GO , 5.00% , 08/01/27 ..... 45 46,022
Series 2019A , GO , 5.00% , 08/01/27 ..... 225 230,110
Series 2021B , GO , 5.00% , 09/01/27 ..... 365 374,012
Series 2017A , GO , 5.00% , 10/01/27 ..... 2,105 2,161,137
Series 2019A , GO , 5.00% , 08/01/28 ..... 445 465,552
Series 2023D , GO , 5.00% , 08/01/28 ..... 8,480 8,871,648
Series 2023E , GO , 5.00% , 08/01/28 ..... 17,460 18,266,388
Series 2018A , GO , 5.00% , 08/01/28 ..... 4,225 4,420,131
Series 2021B , GO , 5.00% , 09/01/28 ..... 3,020 3,162,263
Series 2023 , COP , 5.00% , 11/01/28 ..... 3,550 3,723,623
Series 2024A , GO , 5.00% , 08/01/29 ..... 15,010 15,978,789
Series 2025E , GO , 5.00% , 08/01/29 ..... 2,195 2,336,672
Series 2025D , GO , 5.00% , 08/01/29 ..... 8,520 9,069,906
Series 2025B , GO , 5.00% , 08/01/29 ..... 405 431,140
Series 2017D , GO , 3.00% , 10/01/29 ..... 6,000 5,984,219
Series 2023 , COP , 5.00% , 11/01/29 ..... 6,340 6,763,007
Series 2025A , GO , 5.00% , 08/01/30 ..... 5,000 5,405,663
Series 2022A , GO , 5.00% , 08/01/30 ..... 140 151,359
Series 2024A , GO , 5.00% , 08/01/30 ..... 155 167,576
Series 2023B , GO , 5.00% , 08/01/30 ..... 305 329,745
Series 2024E , GO , 5.00% , 08/01/30 ..... 9,200 9,946,421
Series 2025E , GO , 5.00% , 08/01/30 ..... 5,000 5,405,663

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Minnesota (continued)
Series 2023 , COP , 5.00% , 11/01/30 ..... USD 100 $ 108,089
University of Minnesota
Series 2019B , RB , 5.00% , 10/01/27 ..... 20 20,525
Series 2026A , RB , 5.00% , 04/01/31 ..... 4,000 4,345,531
209,350,376
Mississippi — 0.4%
Mississippi Development Bank
Series 2024A , RB , 5.00% , 01/01/29 ..... 800 839,584
Series 2024B , RB , 5.00% , 01/01/30 ..... 120 127,696
State of Mississippi
Series 2015C , GO , 5.00% , 10/01/26 ..... 305 305,605
Series 2017A , GO , 5.00% , 10/01/26 ..... 2,645 2,650,243
Series 2017A , GO , 5.00% , 10/01/27 ..... 305 312,969
Series 2017A , GO , 5.00% , 10/01/28 ..... 15,000 15,393,483
Series 2017A , GO , 5.00% , 10/01/30 ..... 2,150 2,201,166
Series 2017A , GO , 5.00% , 10/01/32 ..... 6,645 6,818,180
Series 2018A , GO , 5.00% , 11/01/32 ..... 3,185 3,197,670
Series 2017A , GO , 5.00% , 10/01/33 ..... 4,005 4,109,377
Series 2017A , GO , 5.00% , 10/01/34 ..... 3,040 3,119,228
Series 2016B , GO , 5.00% , 12/01/35 ..... 1,015 1,021,099
Series 2018A , GO , 5.00% , 11/01/36 ..... 2,105 2,113,374
State of Mississippi Gaming Tax
Series 2019A , RB , 5.00% , 10/15/26 ..... 1,000 1,002,567
Series 2015E , RB , 5.00% , 10/15/27 ..... 1,000 1,001,688
Series 2015E , RB , 5.00% , 10/15/28 ..... 4,755 4,763,722
48,977,651
Missouri — 1.3%
City of Kansas City
Series 2017C , RB , 5.00% , 09/01/28 ..... 145 147,893
Series 2025C , RB , 5.00% , 04/01/29 ..... 1,000 1,053,024
Series 2025C , RB , 5.00% , 04/01/30 ..... 1,200 1,281,645
City of Springfield
Series 2025 , RB , 5.00% , 08/01/28 ...... 2,500 2,612,018
Series 2025 , RB , 5.00% , 08/01/30 ...... 125 134,934
City of St. Louis
Series 2019C , RB , 5.00% , 07/01/27 ..... 2,000 2,036,325
Series 2005 , RB , 5.50% , 07/01/27 ( NPFGC ) 1,000 1,022,250
Series 2005 , RB , 5.50% , 07/01/28 ( NPFGC ) 1,500 1,571,501
Curators of the University of Missouri (The)
Series 2024 , RB , 5.00% , 11/01/26 ...... 6,835 6,862,503
Series 2024 , RB , 5.00% , 11/01/28 ...... 3,400 3,570,837
Series 2024 , RB , 5.00% , 11/01/29 ...... 2,395 2,559,451
Series 2020B , RB , 5.00% , 11/01/30 ..... 1,500 1,626,983
Kansas City Industrial Development Authority,
Series 2020B, RB, 5.00%, 03/01/27 ..... 2,955 2,988,970
Missouri Highway & Transportation Commission
Series 2019B , RB , 5.00% , 11/01/26 ..... 5,230 5,250,858
Series 2022A , RB , 5.00% , 05/01/27 ..... 15,000 15,243,918
Series 2026A , RB , 5.00% , 05/01/28 ..... 10,000 10,395,759
Series 2022A , RB , 5.00% , 05/01/30 ..... 4,305 4,635,415
Series 2025A , RB , 5.00% , 05/01/30 ..... 10,190 10,972,098
Series 2025A , RB , 5.00% , 05/01/31 ..... 11,520 12,577,643
Series 2026A , RB , 5.00% , 05/01/31 ..... 8,600 9,389,560
Missouri Joint Municipal Electric Utility
Commission
Series 2025 , RB , 5.00% , 12/01/26 ...... 7,150 7,187,469
Series 2023 , RB , 5.00% , 01/01/27 ...... 1,055 1,062,435
Series 2024 , RB , 5.00% , 01/01/27 ...... 725 730,110
Series 2023 , RB , 5.00% , 01/01/28 ...... 1,600 1,645,777
Series 2024 , RB , 5.00% , 01/01/28 ...... 855 879,462
Series 2025 , RB , 5.00% , 12/01/28 ...... 7,000 7,334,236
Series 2024 , RB , 5.00% , 01/01/29 ...... 1,265 1,324,641
Series 2025 , RB , 5.00% , 12/01/29 ...... 7,175 7,632,977
Security
Par (000)
Par (000) Value
Missouri (continued)
Series 2023 , RB , 5.00% , 01/01/30 ...... USD 1,065 $ 1,134,316
Series 2024 , RB , 5.00% , 01/01/30 ...... 1,720 1,825,200
Series 2025 , RB , 5.00% , 12/01/30 ...... 2,800 3,017,876
Series 2024 , RB , 5.00% , 01/01/31 ...... 1,000 1,072,198
Missouri State Board of Public Buildings, Series
2020B, RB, 5.00%, 10/01/27 ......... 4,160 4,270,941
St Louis Community College District, COP,
5.00%, 04/01/30 ................. 8,575 9,182,539
St Louis County School District C-2 Parkway,
Series 2025, GO, 5.50%, 03/01/28 ...... 1,360 1,420,037
145,653,799
Nebraska — 0.5%
City of Lincoln Electric System
Series 2018 , RB , 5.00% , 09/01/28 ...... 150 151,762
Series 2018 , RB , 5.00% , 09/01/29 ...... 1,030 1,041,394
Series 2026 , RB , 5.00% , 09/01/30 ...... 2,500 2,700,837
Series 2026 , RB , 5.00% , 09/01/31 ...... 1,800 1,968,326
Gretna Public Schools, Series 2022B, GO,
5.00%, 12/15/27 ................. 5,000 5,025,892
Nebraska Public Power District
Series B , RB , 5.00% , 01/01/27 ......... 785 791,349
Series B , RB , 5.00% , 01/01/28 ......... 685 690,209
Series 2023A , RB , 5.00% , 07/01/28 ..... 8,795 9,058,699
Series 2026B , RB , 5.00% , 07/01/28 ..... 2,000 2,059,966
Series 2026A , RB , 5.00% , 07/01/31 ..... 7,885 8,503,409
Omaha Public Power District
Series 2025C , RB , 5.00% , 02/01/27 ..... 2,110 2,130,531
Series 2018A , RB , 5.00% , 02/01/29 ..... 110 113,484
Series 2019A , RB , 5.00% , 02/01/30 ..... 1,275 1,339,945
Series 2024B , RB , 5.00% , 02/01/30 ..... 305 326,462
Series 2025A , RB , 5.00% , 02/01/30 ..... 2,060 2,204,957
Series 2025B , RB , 5.00% , 02/01/30 ..... 1,600 1,712,588
Series 2025B , RB , 5.00% , 02/01/31 ..... 2,000 2,166,927
Series 2026A , RB , 5.00% , 02/01/31 ..... 1,000 1,083,464
Omaha School District, Series 2016, GO,
5.00%, 12/15/29 ................. 1,630 1,640,239
Public Power Generation Agency
Series 2024A , RB , 5.00% , 01/01/27 ..... 1,365 1,375,985
Series 2024A , RB , 5.00% , 01/01/29 ..... 4,190 4,401,106
Series 2024A , RB , 5.00% , 01/01/30 ..... 2,630 2,803,761
Series 2024A , RB , 5.00% , 01/01/31 ..... 1,500 1,616,484
54,907,776
Nevada — 1.0%
Clark County School District
Series 2020B , GO , 5.00% , 06/15/27 ( BAM ) 5,245 5,345,716
Series 2022A , GO , 5.00% , 06/15/27 ..... 1,000 1,018,255
Series 2025B , GO , 5.00% , 06/15/27 ..... 3,000 3,054,765
Series 2018B , GO , 5.00% , 06/15/28 ( BAM ) 220 229,326
Series 2019B , GO , 5.00% , 06/15/28 ..... 5,000 5,211,954
Series 2020A , GO , 5.00% , 06/15/28 ..... 500 521,195
Series 2024B , GO , 5.00% , 06/15/29 ..... 11,185 11,815,864
Series 2018A , GO , 5.00% , 06/15/30 ..... 1,545 1,599,052
Series 2025B , GO , 5.00% , 06/15/30 ..... 6,145 6,578,450
Series 2026A , GO , 5.00% , 06/15/31 ..... 5,000 5,416,765
County of Clark
Series 2016B , GO , 5.00% , 11/01/27 ..... 15,030 15,087,245
Series 2017 , RB , 5.00% , 07/01/28 ...... 2,370 2,415,524
Series 2017 , GO , 2.38% , 11/01/28 ...... 4,650 4,567,307
Series 2016B , GO , 5.00% , 11/01/28 ..... 800 803,047
Series 2026 , GO , 5.00% , 11/01/28 ...... 5,000 5,257,286
Series 2017 , RB , 5.00% , 07/01/29 ...... 2,200 2,241,195
Series 2017 , GO , 2.50% , 11/01/29 ...... 5,780 5,635,326
Series 2016B , GO , 5.00% , 11/01/29 ..... 2,150 2,158,189

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nevada (continued)
Series 2018B , GO , 5.00% , 12/01/30 ..... USD 1,030 $ 1,079,551
County of Clark Department of Aviation
Series 2024A , RB , 5.00% , 07/01/28 ..... 5,000 5,211,321
Series 2026A , RB , 5.00% , 07/01/28 ..... 2,500 2,605,660
Series 2024A , RB , 5.00% , 07/01/29 ..... 11,080 11,753,929
Series 2019D , RB , 5.00% , 07/01/30 ..... 2,080 2,199,805
Series 2024A , RB , 5.00% , 07/01/30 ..... 3,035 3,268,259
Series 2024A , RB , 5.00% , 07/01/31 ..... 2,635 2,871,124
Series 2026A , RB , 5.00% , 07/01/31 ..... 2,500 2,724,027
County of Washoe, Series 2021, GO,
5.00%, 07/01/27 ................. 1,535 1,565,461
State of Nevada Highway Improvement, Series
2018, RB, 5.00%, 12/01/30 .......... 2,680 2,780,709
115,016,307
New Hampshire — 0.1%
New Hampshire Municipal Bond Bank
Series 2025B , RB , 5.00% , 08/15/27 ..... 1,000 1,022,679
Series 2016D , RB , 4.00% , 08/15/28 ..... 1,500 1,501,353
Series 2017B , RB , 5.00% , 08/15/28 ( ST
INTERCEPT ) .................. 1,620 1,656,950
Series 2025B , RB , 5.00% , 08/15/30 ..... 1,025 1,105,900
State of New Hampshire, Series 2023A, GO,
5.00%, 02/15/27 ................. 2,475 2,503,108
7,789,990
New Jersey — 3.8%
County of Hudson
Series 2020 , GO , 3.00% , 11/15/28 ...... 9,000 9,031,207
Series 2020 , GO , 3.00% , 11/15/30 ...... 8,620 8,541,890
County of Monmouth, Series 2022ACDE, GO,
5.00%, 01/15/28 ................. 4,620 4,781,170
Garden State Preservation Trust, Series 2005A,
RB, 5.75%, 11/01/28 .............. 4,910 5,095,734
New Jersey Economic Development Authority
Series 2005N-1 , RB , 5.50% , 09/01/26
( AMBAC ) ..................... 10,000 10,000,000
Series 2022A , RB , 5.00% , 11/01/26 ..... 1,100 1,104,219
Series B , RB , 5.00% , 11/01/26 ......... 3,110 3,121,929
Series XX , RB , 5.25% , 06/15/27 ........ 1,065 1,066,424
Series 2022A , RB , 5.00% , 11/01/27 ..... 1,235 1,268,362
Series 2023RRR , RB , 5.00% , 03/01/28 ... 39,535 40,897,447
Series 2018FFF , RB , 5.00% , 06/15/28 .... 6,180 6,431,716
Series 2021QQQ , RB , 5.00% , 06/15/28 ... 750 780,548
Series BBB , RB , 5.50% , 06/15/30 ....... 13,160 13,273,325
Series 2017DDD , RB , 5.00% , 06/15/31 ... 1,500 1,529,669
Series 2017DDD , RB , 5.00% , 06/15/32 ... 1,000 1,019,780
Series AAA , RB , 5.50% , 06/15/32 ....... 5,000 5,043,056
New Jersey Educational Facilities Authority
Series 2022A , RB , 5.00% , 03/01/27 ..... 19,560 19,803,420
Series 2024A , RB , 5.00% , 05/15/27 ..... 3,435 3,492,862
Series 2024A , RB , 5.00% , 08/01/27 ..... 6,885 7,035,111
Series 2021C , RB , 5.00% , 03/01/29 ..... 4,800 5,072,342
Series 2026C , RB , 5.00% , 07/01/31 ( BAM )
(c)
1,000 1,083,988
Series A-1 , RB , VRDN, 5.00% , 07/01/31
(a)
. 17,580 19,037,254
New Jersey Transportation Trust Fund Authority
Series 2006C , RB , 0.00% , 12/15/26
( AMBAC )
(b)
.................... 2,730 2,706,584
Series 2010A , RB , 0.00% , 12/15/26
(b)
.... 3,145 3,118,024
Series 2018A , RB , 5.00% , 12/15/26 ..... 2,085 2,099,015
Series 2021A , RB , 5.00% , 06/15/27 ..... 5,755 5,861,283
Series 2016A-1 , RB , 5.00% , 06/15/27 .... 1,460 1,468,095
Series 2006C , RB , 0.00% , 12/15/27 ( BHAC-
CR, NPFGC )
(b)
................. 10,935 10,519,051
Series 2010A , RB , 0.00% , 12/15/27
(b)
.... 16,465 15,838,699
Security
Par (000)
Par (000) Value
New Jersey (continued)
Series 2018A , RB , 5.00% , 12/15/27 ..... USD 3,500 $ 3,604,102
Series 2016A-1 , RB , 5.00% , 06/15/28 .... 5,510 5,540,484
Series 2023AA , RB , 5.00% , 06/15/28 .... 4,920 5,120,395
Series 2018A , RB , 5.00% , 06/15/28 ..... 3,240 3,257,925
Series 2006C , RB , 0.00% , 12/15/28
( AMBAC )
(b)
.................... 1,000 931,975
Series 2008A , RB , 0.00% , 12/15/28
(b)
.... 6,870 6,402,665
Series 2019A , RB , 5.00% , 12/15/28 ..... 14,125 14,827,179
Series 2018A , RB , 5.00% , 12/15/28 ..... 3,505 3,679,240
Series 2016A-1 , RB , 5.00% , 06/15/29 .... 8,075 8,113,735
Series 2006C , RB , 0.00% , 12/15/29
(b)
.... 5,225 4,717,195
Series 2018A , RB , 5.00% , 06/15/30 ..... 6,070 6,098,992
Series 2025AA , RB , 5.00% , 06/15/30 .... 4,100 4,394,064
Series 2006C , RB , 0.00% , 12/15/30
( NPFGC )
(b)
.................... 4,500 3,903,992
Series 2018A , RB , 5.00% , 06/15/31 ..... 4,900 4,922,012
New Jersey Turnpike Authority
Series 2017E , RB , 5.00% , 01/01/27 ..... 2,950 2,972,968
Series 2020D , RB , 5.00% , 01/01/28 ..... 1,300 1,322,622
Series 2026B , RB , 5.00% , 01/01/28 ..... 5,000 5,153,685
Series 2017A , RB , 5.00% , 01/01/29 ..... 3,920 3,949,454
Series 2017B , RB , 5.00% , 01/01/29 ..... 1,775 1,828,997
Series 2025B , RB , 5.00% , 01/01/29 ..... 15,000 15,787,408
Series 2017A , RB , 5.00% , 01/01/30 ..... 3,480 3,504,855
Series 2017E , RB , 5.00% , 01/01/30 ..... 4,520 4,659,106
Series 2025B , RB , 5.00% , 01/01/30 ..... 25,690 27,447,206
Series 2025B , RB , 5.00% , 01/01/31 ..... 11,950 12,928,933
Series 2026B , RB , 5.00% , 01/01/31 ..... 5,000 5,411,712
State of New Jersey
Series 2020A , GO , 5.00% , 06/01/27 ..... 11,940 12,161,548
GO , 5.00% , 06/01/28 ............... 5,000 5,091,363
Series 2020A , GO , 5.00% , 06/01/28 ..... 18,650 19,439,535
Series 2020A , GO , 5.00% , 06/01/29 ..... 5,060 5,368,606
Series 2020A , GO , 4.00% , 06/01/30 ..... 21,710 22,560,641
Series 2020A , GO , 4.00% , 06/01/31 ..... 6,725 7,018,258
442,243,056
New Mexico — 0.8%
New Mexico Finance Authority
Series 2025C , RB , 5.00% , 12/15/26 ..... 1,500 1,510,389
Series 2026C , RB , 5.00% , 12/01/27
(c)
.... 5,000 5,146,142
Series 2018A , RB , 4.00% , 06/01/29 ..... 5,765 5,884,362
Series 2021A , RB , 5.00% , 06/15/29 ..... 480 508,914
Series 2025C , RB , 5.00% , 12/15/29 ..... 1,130 1,208,318
Series 2018A , RB , 5.00% , 06/15/30 ..... 4,405 4,578,582
Series 2021A , RB , 5.00% , 06/15/30 ..... 5,385 5,796,655
Series 2026C , RB , 5.00% , 12/01/30
(c)
.... 5,000 5,418,359
Series 2025C , RB , 5.00% , 12/15/30 ..... 6,590 7,147,857
Series 2026A , RB , 5.00% , 06/15/31 ..... 4,500 4,902,060
State of New Mexico
Series 2026 , GO , 5.00% , 03/01/27 ...... 15,000 15,176,853
Series 2023 , GO , 5.50% , 03/01/28 ...... 5,275 5,495,326
Series 2025 , GO , 5.00% , 03/01/29 ...... 5,000 5,284,436
State of New Mexico Severance Tax Permanent
Fund
Series 2026A , RB , 5.00% , 07/01/27 ..... 7,500 7,646,144
Series 2026A , RB , 5.00% , 07/01/28 ..... 6,000 6,250,186
Series 2025A , RB , 5.00% , 07/01/29 ..... 1,460 1,549,500
Series 2025A , RB , 5.00% , 07/01/30 ..... 8,600 9,256,752
92,760,835
New York — 13.8%
Battery Park City Authority
Series 2019D-2 , RB , VRDN, ( TD Bank NA
SBPA ), 2.90% , 09/02/26
(a)
.......... 6,750 6,750,000

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2019D-1 , RB , VRDN, ( TD Bank NA
SBPA ), 2.99% , 09/02/26
(a)
.......... USD 11,890 $ 11,890,000
Series 2023B , RB , 5.00% , 11/01/28 ..... 2,000 2,110,505
Buffalo Municipal Water Finance Authority,
Series 2026B, RB, 5.00%, 07/01/29 (BAM) . 770 821,369
City of New York
Series 2022-1 , GO , 5.00% , 09/01/26 ..... 1,245 1,245,000
Series 2014D-4 , GO , VRDN, ( TD Bank NA
LOC ), 2.90% , 09/02/26
(a)
........... 3,680 3,680,000
Series 2025, Sub-Series G-3 , GO , VRDN,
( TD Bank NA SBPA ), 2.90% , 09/02/26
(a)
5,440 5,440,000
Series 2026H, Sub-Series H-2 , GO , VRDN,
( JPMorgan Chase Bank NA SBPA ),
3.00% , 09/02/26
(a)
............... 25,000 25,000,000
Series 2025G, Sub-Series G-2 , GO ,
VRDN, ( Bank of America NA SBPA ),
3.00% , 09/02/26
(a)
............... 9,370 9,370,000
Series 2015F-5 , GO , VRDN, ( Barclays Bank
plc SBPA ), 3.05% , 09/02/26
(a)
....... 8,800 8,800,000
Series 2021F-1 , GO , 5.00% , 03/01/27 .... 2,710 2,743,468
Series 2006I, Sub-Series I-A , GO ,
5.00% , 04/01/27 ................ 1,135 1,151,310
Series E , GO , 5.00% , 08/01/27 ........ 2,325 2,329,585
Series 2008J-11 , GO , 5.00% , 08/01/27 ... 125 127,807
Series 2021A-1 , GO , 5.00% , 08/01/27 .... 12,680 12,964,710
Series 2023F-1 , GO , 5.00% , 08/01/27 .... 4,000 4,089,814
Series 2018A , GO , 5.00% , 08/01/27 ..... 335 342,522
Series 2018C , GO , 5.00% , 08/01/27 ..... 1,090 1,114,474
Series 2021C , GO , 5.00% , 08/01/27 ..... 1,830 1,871,090
Series 2026B, Sub-Series B-1 , GO ,
5.00% , 08/01/27 ................ 9,300 9,508,818
Series 2022B-1 , GO , 5.00% , 08/01/27 .... 3,610 3,691,057
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/27 ................ 3,000 3,073,230
Series 2021B-1 , GO , 5.00% , 11/01/27 .... 16,000 16,453,117
Series 2026G , GO , 5.00% , 02/01/28 ..... 430 443,969
Series 2008L-6 , GO , 5.00% , 04/01/28 .... 2,035 2,108,553
Series 2026B, Sub-Series B-1 , GO ,
5.00% , 08/01/28 ................ 6,585 6,864,211
Series E , GO , 5.00% , 08/01/28 ........ 3,300 3,306,680
Series 2018-1 , GO , 5.00% , 08/01/28 ..... 2,750 2,805,480
Series 2008J-5 , GO , 5.00% , 08/01/28 .... 2,730 2,845,755
Series 2021A-1 , GO , 5.00% , 08/01/28 .... 5,000 5,212,006
Series 2023F-1 , GO , 5.00% , 08/01/28 .... 5,955 6,207,499
Series 2023A-1 , GO , 5.00% , 09/01/28 .... 2,010 2,098,760
Series 2023B-1 , GO , 5.00% , 10/01/28 .... 1,125 1,177,356
Series 2024C , GO , 5.00% , 03/01/29 ..... 2,750 2,897,904
Series 2024D , GO , 5.00% , 04/01/29 ..... 4,200 4,431,940
Series 2006I, Sub-Series I-A , GO ,
5.00% , 04/01/29 ................ 100 105,522
Series 2021-1 , GO , 5.00% , 04/01/29 ..... 4,140 4,368,626
Series 2026B, Sub-Series B-1 , GO ,
5.00% , 08/01/29 ................ 5,000 5,304,363
Series 2025F , GO , 5.00% , 08/01/29 ..... 7,500 7,956,545
Series 2025A , GO , 5.00% , 08/01/29 ..... 7,500 7,956,544
Series 2023F-1 , GO , 5.00% , 08/01/29 .... 13,810 14,654,635
Series 2021A-1 , GO , 5.00% , 08/01/29 .... 10,335 10,964,118
Series 2017A, Sub-Series A-1 , GO ,
5.00% , 08/01/29 ................ 1,095 1,097,129
Series 2024E , GO , 5.00% , 08/01/29 ..... 1,345 1,426,874
Series 2023-1 , GO , 5.00% , 08/01/29 ..... 3,380 3,585,749
Series E , GO , 5.00% , 08/01/29 ........ 445 445,865
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/29 ................ 2,500 2,655,646
Series 2026G , GO , 5.00% , 02/01/30 ..... 5,000 5,341,066
Security
Par (000)
Par (000) Value
New York (continued)
Series 2024C , GO , 5.00% , 03/01/30 ..... USD 4,180 $ 4,470,491
Series 2024D , GO , 5.00% , 04/01/30 ..... 1,705 1,825,559
Series 2027A , GO , 5.00% , 08/01/30 ..... 1,730 1,860,573
Series 2024A , GO , 5.00% , 08/01/30 ..... 2,250 2,419,821
Series 2026B, Sub-Series B-1 , GO ,
5.00% , 08/01/30 ................ 21,590 23,219,525
Series 2025F , GO , 5.00% , 08/01/30 ..... 5,000 5,377,379
Series 2021A-1 , GO , 5.00% , 08/01/30 .... 155 166,699
Series 2026, Sub-Series F-1 , GO ,
5.00% , 08/01/30 ................ 2,055 2,210,103
Series 2025A , GO , 5.00% , 08/01/30 ..... 5,150 5,538,701
Series 2020B-1 , GO , 5.00% , 10/01/30 .... 2,555 2,703,931
Series 2026D , GO , 5.00% , 10/01/30 ..... 5,000 5,389,080
Series 2018B-1 , GO , 5.25% , 10/01/30 .... 1,305 1,335,181
Series 2008L-6 , GO , 5.00% , 04/01/31 .... 1,560 1,635,605
Series 2026, Sub-Series F-1 , GO ,
5.00% , 08/01/31 ................ 2,225 2,423,813
Series 2027A , GO , 5.00% , 08/01/31 ..... 1,750 1,906,370
City of Yonkers
Series 2026D , GO , 5.00% , 08/01/29 ..... 500 532,967
Series 2026D , GO , 5.00% , 08/01/30 ..... 810 876,907
Empire State Development Corp.
Series 2017C , RB , 5.00% , 03/15/27 ..... 11,400 11,556,580
Series 2020C , RB , 5.00% , 03/15/27 ..... 4,020 4,073,824
Series 2022A , RB , 5.00% , 09/15/27 ..... 25,130 25,788,109
Series 2017A , RB , 5.00% , 03/15/28 ..... 2,615 2,650,917
Series 2022A , RB , 5.00% , 09/15/28 ..... 26,825 28,169,099
Series 2020A , RB , 5.00% , 03/15/29 ..... 190 201,483
Series 2017A , RB , 5.00% , 03/15/30 ..... 1,000 1,012,118
Hudson Yards Infrastructure Corp., Series
2017A, RB, 5.00%, 02/15/27 ......... 10,005 10,118,121
Long Island Power Authority
Series 2021B , RB , VRDN, 0.00% , 09/01/26
(a)
390 390,000
Series 2025C , RB , VRDN, ( Royal Bank of
Canada LOC ), 2.27% , 09/09/26
(a)
..... 15,000 15,000,000
Series 2026A , RB , VRDN, ( Bank of America
NA LOC ), 2.35% , 09/09/26
(a)
........ 11,150 11,150,000
Series 1998A , RB , 0.00% , 12/01/26 ( AGM )
(b)
1,500 1,489,350
Series 2019A , RB , 5.00% , 09/01/27 ..... 1,800 1,842,446
Series 2022B , RB , VRDN, 5.00% , 09/01/27
(a)
5,610 5,676,406
Series 2024A , RB , 5.00% , 09/01/27 ..... 700 716,507
Series 2025B , RB , VRDN, 3.00% , 09/01/28
(a)
16,975 16,940,480
Series 2024A , RB , 5.00% , 09/01/28 ..... 1,000 1,047,286
Series 2023F , RB , 5.00% , 09/01/28 ..... 3,340 3,497,937
Series 2024B , RB , VRDN, 3.00% , 09/01/29
(a)
14,075 13,996,591
Series 2024A , RB , 5.00% , 09/01/29 ..... 625 666,641
Series 2003C , RB , 5.25% , 09/01/29 ..... 3,500 3,716,095
Series 2026C , RB , VRDN, 3.40% , 09/01/30
(a)
8,910 8,878,670
Series 2025 , RB , 5.00% , 09/01/30 ...... 1,500 1,625,403
Series 2026B , RB , 5.00% , 09/01/30 ..... 3,445 3,733,010
Series 2026B , RB , 5.00% , 09/01/31 ..... 2,600 2,854,923
Metropolitan Transportation Authority
Series 2012, Sub-Series G-3 , RB ,
VRDN, ( Royal Bank of Canada LOC ),
3.00% , 09/02/26
(a)
............... 11,500 11,500,000
Series 2012G-4 , RB , VRDN, ( Bank of
America NA LOC ), 3.00% , 09/02/26
(a)
.. 11,940 11,940,000
Series 2020E , RB , 4.00% , 11/15/26 ..... 3,540 3,550,222
Series 2025B , RB , 5.00% , 11/15/26 ..... 2,000 2,009,834
Series 2016B , RB , 5.00% , 11/15/26 ..... 12,295 12,355,453
Series A-2 , RB , 5.00% , 11/15/26 ....... 500 502,458
Series 2017B , RB , 5.00% , 11/15/26 ..... 1,430 1,437,031
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 9,430 9,476,366
Series 2017C-2 , RB , 0.00% , 11/15/27
(b)
... 1,500 1,447,644
Series 2020E , RB , 5.00% , 11/15/27 ..... 5,000 5,143,683

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2016D , RB , 5.00% , 11/15/27 ..... USD 6,995 $ 7,030,661
Series 2018B , RB , 5.00% , 11/15/28 ..... 1,400 1,470,485
Series 2016D , RB , 5.00% , 11/15/28 ..... 2,000 2,009,768
Series 2020E , RB , 5.00% , 11/15/28 ..... 6,500 6,827,252
Series 2025B , RB , 5.00% , 11/15/28 ..... 1,470 1,544,009
Series 2017C-1 , RB , 5.00% , 11/15/28 .... 1,720 1,781,837
Series A-2 , RB , 5.00% , 11/15/28 ....... 9,110 9,229,234
Series 2016D , RB , 5.00% , 11/15/29 ..... 1,865 1,873,440
Series 2025A , RB , 5.00% , 11/15/29 ..... 500 533,549
Series 2025B , RB , 5.00% , 11/15/29 ..... 13,665 14,581,894
Series 2015A-2 , RB , VRDN,
5.00% , 05/15/30
(a)
............... 8,000 8,477,170
Series 2017C-1 , RB , 5.00% , 11/15/30 .... 1,000 1,032,383
Series 2017D , RB , 5.00% , 11/15/30 ..... 2,710 2,797,757
Series 2025B , RB , 5.00% , 11/15/30 ..... 14,935 16,146,397
Metropolitan Transportation Authority Dedicated
Tax Fund
Series 2016A , RB , 5.25% , 11/15/29 ..... 11,530 11,585,857
Series B-1 , RB , 5.00% , 11/15/30 ....... 1,250 1,255,061
Monroe County Industrial Development Corp.,
Series 2025A, RB, 5.00%, 07/01/30 ..... 1,425 1,539,956
New York City Municipal Water Finance Authority
Series 2025, Sub-Series EE-1 , RB , VRDN,
( TD Bank NA SBPA ), 2.90% , 09/02/26
(a)
13,860 13,860,000
Series 2023CC , RB , VRDN, ( Barclays Bank
plc SBPA ), 3.05% , 09/02/26
(a)
....... 31,600 31,600,000
Series 2026DD , RB , 5.00% , 06/15/27 .... 8,320 8,484,826
Series 2022AA-2 , RB , 5.00% , 06/15/28 ... 1,750 1,761,949
Series 2024BB-2 , RB , 5.00% , 06/15/28 ... 5,715 5,963,640
Series 2026DD , RB , 5.00% , 06/15/28 .... 2,045 2,134,506
Series 2024BB-2 , RB , 5.00% , 06/15/29 ... 3,250 3,458,585
Series 2020EE , RB , 5.00% , 06/15/30 .... 100 108,112
Series 2025CC , RB , 5.00% , 06/15/30 .... 1,000 1,081,743
Series 2026DD , RB , 5.00% , 06/15/30 .... 1,330 1,437,885
Series BB-2 , RB , 5.00% , 06/15/30 ...... 4,945 5,042,419
Series 2020EE , RB , 5.00% , 06/15/31 .... 1,000 1,096,130
Series 2021DD , RB , 5.00% , 06/15/31 .... 1,305 1,430,450
Series 2025CC , RB , 5.00% , 06/15/31 .... 3,170 3,478,589
New York City Transitional Finance Authority
Building Aid
Series 2018S-4A , RB , 5.00% , 07/15/27
( SAW ) ....................... 150 153,216
Series 2019S-2A , RB , 5.00% , 07/15/27
( SAW ) ....................... 125 127,680
Series 2019S-3A , RB , 5.00% , 07/15/27
( SAW ) ....................... 205 209,395
Series S-1 , RB , 5.00% , 07/15/27 ( SAW ) .. 280 286,003
Series S-1 , RB , 5.00% , 07/15/29 ( SAW ) .. 150 152,871
Series 2019S-3A , RB , 5.00% , 07/15/30
( SAW ) ....................... 6,440 6,706,653
Series 2026S-2 , RB , 5.00% , 07/15/30 ( SAW ) 4,405 4,771,623
New York City Transitional Finance Authority
Future Tax Secured
Series 2018C-7 , RB , VRDN, ( TD Bank NA
SBPA ), 2.90% , 09/02/26
(a)
.......... 8,750 8,750,000
Series 2026, Sub-Series A-2 , RB ,
VRDN, ( Bank of America NA SBPA ),
3.00% , 09/02/26
(a)
............... 37,965 37,965,000
Series 2019A-4 , RB , VRDN, ( JPMorgan
Chase Bank NA SBPA ), 3.00% , 09/02/26
(a)
9,225 9,225,000
Series 2011A-4 , RB , VRDN, ( Barclays Bank
plc SBPA ), 3.05% , 09/02/26
(a)
....... 17,600 17,600,000
Series C , RB , 5.00% , 11/01/26 ......... 525 527,147
Series 2021A , RB , 5.00% , 11/01/26 ..... 6,045 6,069,723
Series 2023C-1 , RB , 5.00% , 11/01/26 .... 2,000 2,008,180
Security
Par (000)
Par (000) Value
New York (continued)
Series 2021F-1 , RB , 5.00% , 11/01/26 .... USD 12,070 $ 12,119,365
Series 2022A-1 , RB , 5.00% , 11/01/26 .... 10,545 10,588,128
Series 2023B-1 , RB , 5.00% , 11/01/26 .... 8,980 9,016,727
Series 2022D-1 , RB , 5.00% , 11/01/26 .... 3,715 3,730,194
Series 2019A-1 , RB , 5.00% , 08/01/27 .... 2,315 2,367,787
Series 2023E-1 , RB , 5.00% , 11/01/27 .... 15,485 15,930,403
Series 2026, Sub-Series D-1 , RB ,
5.00% , 11/01/27 ................ 7,500 7,715,726
Series 2023B-1 , RB , 5.00% , 11/01/27 .... 12,525 12,885,263
Series 2023C, Sub-Series C-1 , RB ,
5.00% , 11/01/27 ................ 2,150 2,211,842
Series 2021G-1 , RB , 5.00% , 11/01/27 .... 2,925 3,009,133
Series 2027A , RB , 5.00% , 11/01/27 ..... 1,500 1,543,145
Series 2021A , RB , 5.00% , 11/01/27 ..... 1,075 1,105,921
Series 2022A-1 , RB , 5.00% , 11/01/27 .... 475 488,663
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/28 ................ 1,410 1,458,958
Series 2024B , RB , 5.00% , 05/01/28 ..... 4,000 4,162,302
Series 2027B-1 , RB , 5.00% , 11/01/28 .... 1,090 1,142,910
Series 2023E-1 , RB , 5.00% , 11/01/28 .... 5,560 5,829,889
Series 2024D-1 , RB , 5.00% , 11/01/28 .... 12,680 13,295,501
Series 2026, Sub-Series D-1 , RB ,
5.00% , 11/01/28 ................ 2,500 2,621,353
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/28 ................ 8,000 8,388,329
Series 2026, Sub-Series G1 , RB ,
5.00% , 11/01/28 ................ 2,500 2,621,353
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/29 ................ 1,470 1,546,491
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/29 ................ 1,250 1,320,486
Series 2024G-1 , RB , 5.00% , 05/01/29 .... 8,225 8,688,796
Series 2025D , RB , 5.00% , 05/01/29 ..... 55 58,101
Series 2027B-1 , RB , 5.00% , 11/01/29 .... 1,770 1,884,386
Series 2026, Sub-Series G1 , RB ,
5.00% , 11/01/29 ................ 410 436,496
Series 2026C , RB , 5.00% , 11/01/29 ..... 2,050 2,182,480
Series C , RB , 5.00% , 11/01/29 ......... 4,000 4,058,990
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/29 ................ 10,000 10,646,246
Series 2021F-1 , RB , 5.00% , 11/01/29 .... 555 590,867
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/29 ................ 3,500 3,726,186
Series 2025E , RB , 5.00% , 11/01/29 ..... 9,800 10,433,321
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/29 ................ 20,850 22,197,423
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/30 ................ 1,800 1,923,389
Series 2026B , RB , 5.00% , 05/01/30 ..... 9,750 10,454,671
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/30 ................ 1,165 1,249,199
Series 2027B-1 , RB , 5.00% , 11/01/30 .... 4,645 5,013,744
Series 2027A , RB , 5.00% , 11/01/30 ..... 6,665 7,194,102
Series 2026, Sub-Series G1 , RB ,
5.00% , 11/01/30 ................ 2,525 2,725,448
Series 2026, Sub-Series D-1 , RB ,
5.00% , 11/01/30 ................ 21,500 23,206,782
Series 2025G, Sub-Series G-1 , RB ,
5.00% , 11/01/30 ................ 200 215,877
Series 2025H, Sub-Series H-1 , RB ,
5.00% , 11/01/30 ................ 370 399,373
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/30 ................ 2,420 2,612,112
Series 2010, Sub-Series F-5 , RB ,
5.00% , 02/01/31 ................ 1,425 1,540,623

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2001C , RB , 5.00% , 02/01/31 ..... USD 1,790 $ 1,917,800
Series 2025D , RB , 5.00% , 05/01/31 ..... 3,295 3,572,927
Series 2010, Sub-Series G-5 , RB ,
5.00% , 05/01/31 ................ 1,350 1,450,590
Series 2027B-1 , RB , 5.00% , 11/01/31 .... 1,085 1,183,052
New York State Dormitory Authority
Series 2019D , RB , 5.00% , 02/15/27 ..... 4,275 4,320,650
Series 2017A , RB , 5.00% , 02/15/27 ..... 320 323,563
Series 2018A , RB , 5.00% , 03/15/27 ..... 9,565 9,691,217
Series 2019A , RB , 5.00% , 03/15/27 ..... 5,735 5,810,677
Series 2018C , RB , 5.00% , 03/15/27 ..... 4,625 4,692,272
Series 2026A , RB , 5.00% , 07/01/27 ..... 1,665 1,699,805
Series 2025B , RB , 5.00% , 07/01/27 ..... 1,590 1,622,972
Series 2026A , RB , 5.00% , 10/01/27 ( SAW ) 1,715 1,759,065
Series 2020A , RB , 5.00% , 03/15/28 ..... 7,750 8,034,961
Series 2025C , RB , 5.00% , 03/15/28 ..... 1,250 1,296,627
Series 2021E , RB , 5.00% , 03/15/28 ..... 18,130 18,806,283
Series 2026A , RB , 5.00% , 03/15/28 ..... 1,330 1,379,612
Series 2016A , RB , 5.00% , 03/15/28 ..... 380 380,769
Series 2021A , RB , 5.00% , 03/15/28 ..... 14,235 14,765,993
Series 2024A , RB , 5.00% , 07/01/28 ..... 15,000 15,463,710
Series 2025A , RB , 5.00% , 07/01/28 ..... 2,700 2,819,006
Series 2024A , RB , 5.00% , 10/01/28 ..... 2,900 3,042,186
Series 2017A , RB , 5.00% , 02/15/29 ..... 10,000 10,111,345
Series 2023A , RB , 5.00% , 03/15/29 ..... 11,630 12,303,472
Series 2024B , RB , 5.00% , 03/15/29 ..... 2,750 2,917,112
Series 2024A , RB , 5.00% , 03/15/29 ..... 9,935 10,492,848
Series 2025A , RB , 5.00% , 03/15/29 ..... 5,145 5,442,025
Series 2025A , RB , 5.00% , 07/01/29 ..... 4,210 4,481,708
Series 2016A , RB , 5.00% , 07/01/29 ..... 315 316,557
Series 2026A , RB , 5.00% , 10/01/29 ( SAW ) 5,000 5,325,630
Series 2025A , RB , 5.00% , 10/01/29 ..... 7,905 8,434,302
Series 2017A , RB , 5.00% , 02/15/30 ..... 6,455 6,521,119
Series 2016A , RB , 5.00% , 02/15/30 ..... 1,000 1,001,833
Series 2025A , RB , 5.00% , 03/15/30 ..... 21,965 23,642,678
Series 2025C , RB , 5.00% , 03/15/30 ..... 4,515 4,854,933
Series 2024B , RB , 5.00% , 03/15/30 ..... 2,035 2,197,494
Series 2024A , RB , 5.00% , 03/15/30 ..... 5,570 5,989,364
Series 2019A , RB , 5.00% , 03/15/30 ..... 6,185 6,533,477
Series 2018C , RB , 5.00% , 03/15/30 ..... 1,000 1,035,259
Series 2018A , RB , 5.00% , 03/15/30 ..... 1,725 1,802,570
Series 2016A , RB , 5.00% , 03/15/30 ..... 10,000 10,019,865
Series 2005B , RB , 5.50% , 03/15/30 ( AMBAC ) 1,000 1,092,039
Series 2025A , RB , 5.00% , 07/01/30 ..... 3,530 3,821,589
Series 2025B , RB , 5.00% , 07/01/30 ..... 1,905 2,059,471
Series 2023A-2 , RB , 5.00% , 09/15/30 .... 9,265 9,970,097
Series 2026A , RB , 5.00% , 10/01/30 ..... 1,205 1,315,739
Series 2026A , RB , 5.00% , 10/01/30 ( SAW ) 9,515 10,282,057
Series 2017A , RB , 5.00% , 02/15/31 ..... 2,150 2,171,238
Series 2024A , RB , 5.00% , 03/15/31 ..... 6,910 7,533,775
Series 2026A , RB , 5.00% , 03/15/31 ..... 5,000 5,451,357
Series 2025A , RB , 5.00% , 03/15/31 ..... 11,255 12,279,082
Series 2024B , RB , 5.00% , 03/15/31 ..... 10,000 10,933,903
Series 2019A , RB , 3.00% , 10/01/31 ( SAW ) 5,000 4,943,800
Series 2026A , RB , 5.00% , 10/01/31 ..... 8,165 8,955,548
New York State Environmental Facilities Corp.
Series 2017A , RB , 5.00% , 06/15/27 ..... 3,785 3,860,882
Series 2018A , RB , 5.00% , 06/15/27 ..... 70 71,403
Series 2021A , RB , 5.00% , 06/15/27 ..... 650 663,031
Series 2022A , RB , 5.00% , 06/15/27 ..... 2,750 2,805,132
Series 2026A , RB , 5.00% , 06/15/27 ..... 1,250 1,275,060
Series 2024A , RB , 5.00% , 06/15/29 ..... 10,000 10,667,624
Series 2017A , RB , 5.00% , 06/15/30 ..... 2,835 2,885,808
Series 2026A , RB , 5.00% , 06/15/31 ..... 4,000 4,403,351
Security
Par (000)
Par (000) Value
New York (continued)
New York State Thruway Authority
Series 2026A , RB , 5.00% , 01/01/27 ..... USD 700 $ 705,920
Series P , RB , 5.00% , 01/01/27 ......... 1,000 1,008,290
Series 2026A , RB , 5.00% , 09/15/27 ..... 5,000 5,127,543
Series P , RB , 5.00% , 01/01/29 ......... 3,710 3,912,688
Series Q , RB , 5.00% , 01/01/29 ........ 10,000 10,546,329
Series 2021A-1 , RB , 5.00% , 03/15/29 .... 5,000 5,281,081
Series Q , RB , 5.00% , 01/01/30 ........ 10,000 10,724,214
Series 2025A , RB , 5.00% , 03/15/30 ..... 5,000 5,364,221
Series 2026A , RB , 5.00% , 09/15/30 ..... 9,000 9,723,150
Series Q , RB , 5.00% , 01/01/31 ........ 2,500 2,719,867
Series 2025A , RB , 5.00% , 03/15/31 ..... 4,520 4,911,972
Series 2026A , RB , 5.00% , 09/15/31 ..... 5,000 5,466,493
Port Authority of New York & New Jersey
Series 250 , RB , 5.00% , 10/15/26 ....... 5,000 5,015,517
Series 205 , RB , 5.00% , 11/15/26 ....... 580 582,946
Series 230 , RB , 4.00% , 12/01/26 ....... 415 416,633
Series 222 , RB , 5.00% , 07/15/27 ....... 510 521,067
Series 250 , RB , 5.00% , 10/15/27 ....... 5,000 5,143,632
Series 230 , RB , 4.00% , 12/01/27 ....... 665 678,070
Series 243 , RB , 5.00% , 12/01/27 ....... 1,850 1,908,996
Series 230 , RB , 4.00% , 12/01/28 ....... 1,500 1,549,294
Series 243 , RB , 5.00% , 12/01/28 ....... 5,835 6,156,251
Series 248 , RB , 5.00% , 01/15/30 ....... 1,310 1,410,253
Series 250 , RB , 5.00% , 10/15/30 ....... 5,000 5,446,498
Series 230 , RB , 3.00% , 12/01/31 ....... 2,000 1,994,078
Triborough Bridge & Tunnel Authority
Series 2005B-4A , RB , VRDN, ( TD Bank NA
LOC ), 2.90% , 09/02/26
(a)
........... 1,715 1,715,000
Series 2005A , RB , VRDN, ( Barclays Bank plc
LOC ), 2.15% , 09/09/26
(a)
........... 7,940 7,940,000
Series 2005B-2 , RB , VRDN, ( Bank of
America NA LOC ), 2.34% , 09/09/26
(a)
.. 29,265 29,265,000
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 4,950 4,974,638
Series 2026, Sub-Series A-2 , RB ,
5.00% , 11/15/27 ................ 660 679,276
Series 2023A , RB , 5.00% , 11/15/27 ..... 10,900 11,219,271
Series 2022E-1 , RB , 5.00% , 11/15/27 .... 6,070 6,212,226
Series 2022E-2B , RB , 5.00% , 11/15/27 ... 5,965 6,104,766
Series 2021A-2 , RB , VRDN,
2.00% , 05/15/28
(a)
............... 4,000 3,910,765
Series 2022B , RB , 5.00% , 05/15/28 ..... 3,500 3,645,170
Series 2023A , RB , 5.00% , 11/15/28 ..... 485 510,282
Series 2023B , RB , 5.00% , 11/15/28 ..... 5,000 5,233,397
Series 2022D-1A , RB , 5.00% , 11/15/28 ... 990 1,041,607
Series 2013A , RB , 0.00% , 11/15/29
(b)
.... 4,235 3,828,406
Series B , RB , 5.00% , 11/15/29 ......... 5,120 5,204,449
Series 2024A, Sub-Series A-2 , RB ,
5.00% , 11/15/29 ................ 1,040 1,114,109
Series 2026, Sub-Series A-2 , RB ,
5.00% , 11/15/29 ................ 1,025 1,098,040
Series 2026, Sub-Series A-2 , RB ,
5.00% , 11/15/30 ................ 1,365 1,484,794
Series B , RB , 5.00% , 11/15/30 ......... 1,000 1,015,866
Series 2026, Sub-Series A-2 , RB ,
5.00% , 11/15/31 ................ 1,695 1,868,611
Utility Debt Securitization Authority
Series 2016A , RB , 5.00% , 12/15/28 ..... 1,565 1,568,229
Series 2022TE-1 , RB , 5.00% , 12/15/28 ... 8,500 8,560,608
Series 2023TE-1 , RB , 5.00% , 12/15/28 ... 3,000 3,015,345
Series 2022TE-1 , RB , 5.00% , 12/15/29 ... 1,485 1,592,232
Series 2016B , RB , 5.00% , 12/15/30 ..... 1,025 1,027,071
Series 2025TE-2 , RB , 5.00% , 12/15/30 ... 2,830 2,971,673

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2023TE-1 , RB , 5.00% , 06/15/31 ... USD 1,095 $ 1,162,061
1,601,801,788
North Carolina — 2.0%
City of Charlotte
Series 2026A , COP , 5.00% , 12/01/26 .... 2,610 2,625,320
Series 2026A , COP , 5.00% , 12/01/27 .... 2,185 2,248,884
Series 2025A , RB , 5.00% , 07/01/29 ..... 2,435 2,586,528
Series 2023B , COP , 5.00% , 06/01/30 .... 1,000 1,076,243
Series 2021A , RB , 5.00% , 07/01/30 ..... 1,770 1,906,036
Series 2025A , RB , 5.00% , 07/01/30 ..... 1,525 1,642,206
Series 2026A , COP , 5.00% , 12/01/30 .... 3,175 3,440,648
City of Charlotte Water & Sewer System
Series 2022A , RB , 5.00% , 07/01/30 ..... 100 108,090
Series 2024 , RB , 5.00% , 07/01/30 ...... 310 335,078
Series 2026 , RB , 5.00% , 07/01/31 ...... 2,500 2,740,183
City of Greensboro, Series 2018B, GO,
5.00%, 10/01/28 ................. 2,360 2,477,919
City of Raleigh
Series 2016A , GO , 5.00% , 09/01/26 ..... 3,095 3,095,000
Series 2024 , RB , 5.00% , 10/01/30 ...... 160 173,059
City of Raleigh Combined Enterprise System
Series 2023 , RB , 5.00% , 09/01/27 ...... 1,110 1,136,507
Series 2023 , RB , 5.00% , 09/01/30 ...... 2,500 2,708,808
County of Cabarrus
Series 2024B , RB , 5.00% , 08/01/29 ..... 1,250 1,330,244
Series 2026B , RB , 5.00% , 08/01/30 ..... 2,750 2,969,720
Series 2026B , RB , 5.00% , 08/01/31 ..... 4,850 5,307,727
County of Durham
Series 2026B , GO , 5.00% , 10/01/27 ..... 2,700 2,773,733
Series 2026B , GO , 5.00% , 10/01/29 ..... 4,000 4,273,337
County of Guilford
Series 2017 , GO , 5.00% , 03/01/27 ...... 1,000 1,012,385
Series 2017B , GO , 5.00% , 05/01/27 ..... 1,500 1,524,682
Series 2024 , GO , 5.00% , 03/01/28 ...... 5,000 5,181,215
Series 2025 , GO , 5.00% , 03/01/30 ...... 1,565 1,684,300
County of Mecklenburg
Series 2022 , GO , 5.00% , 09/01/26 ...... 1,125 1,125,000
Series 2016B , GO , 5.00% , 12/01/26 ..... 1,780 1,790,944
Series 2019 , GO , 5.00% , 03/01/27 ...... 2,480 2,510,962
Series 2017A , GO , 5.00% , 04/01/27 ..... 55 55,799
Series 2015A , GO , 5.00% , 04/01/28 ..... 5,000 5,009,731
Series 2019 , GO , 5.00% , 03/01/30 ...... 5,745 6,061,986
Series 2025 , RB , 5.00% , 02/01/31 ...... 1,830 1,991,516
County of Union, Series 2023, GO,
5.00%, 09/01/27 ................. 5,935 6,079,103
County of Wake
Series 2022A , GO , 5.00% , 02/01/27 ..... 4,725 4,775,146
Series 2019A , GO , 5.00% , 03/01/27 ..... 2,625 2,658,560
Series 2021 , GO , 5.00% , 04/01/27 ...... 1,245 1,263,523
Series 2023A , GO , 5.00% , 05/01/27 ..... 10,630 10,808,466
Series 2022A , GO , 5.00% , 02/01/28 ..... 2,170 2,245,008
Series 2026A , GO , 5.00% , 04/01/28 ..... 5,000 5,192,338
Series 2023A , GO , 5.00% , 05/01/28 ..... 1,015 1,055,998
Series 2023B , GO , 5.00% , 05/01/29 ..... 2,240 2,376,098
Series 2025A , RB , 5.00% , 05/01/29 ..... 2,500 2,649,905
Series 2025A , GO , 5.00% , 04/01/30 ..... 5,560 5,987,518
Series 2026A , GO , 5.00% , 04/01/30 ..... 3,000 3,230,675
Series 2025A , RB , 5.00% , 05/01/30 ..... 2,110 2,272,786
Series 2019A , GO , 5.00% , 03/01/31 ..... 1,425 1,497,868
North Carolina Municipal Power Agency No. 1
Series 2026 , RB , 5.00% , 01/01/27 ...... 1,790 1,804,237
Series 2026 , RB , 5.00% , 01/01/28 ...... 6,310 6,498,915
Series 2026 , RB , 5.00% , 01/01/31 ...... 5,000 5,399,030
Security
Par (000)
Par (000) Value
North Carolina (continued)
North Carolina State University at Raleigh,
Series 2020A, RB, 5.00%, 10/01/30 ..... USD 1,610 $ 1,728,520
North Carolina Turnpike Authority, Series 2017,
RB, 5.00%, 01/01/28 .............. 3,200 3,223,690
State of North Carolina
Series 2025 , RB , 5.00% , 03/01/27 ...... 6,410 6,485,255
Series 2017B , RB , 5.00% , 05/01/27 ..... 875 889,287
Series 2019A , RB , 5.00% , 05/01/27 ..... 210 213,429
Series 2019B , GO , 5.00% , 06/01/27 ..... 9,760 9,941,832
Series 2020A , GO , 5.00% , 06/01/27 ..... 2,240 2,281,732
Series 2025C , GO , 5.00% , 06/01/27 ..... 1,000 1,018,630
Series 2025 , RB , 5.00% , 03/01/28 ...... 12,640 13,073,707
Series 2017B , RB , 5.00% , 05/01/28 ..... 3,830 3,891,577
Series 2022A , RB , 5.00% , 05/01/28 ..... 2,650 2,755,318
Series 2020A , GO , 5.00% , 06/01/28 ..... 10,335 10,779,764
Series 2020B , RB , 5.00% , 05/01/29 ..... 3,445 3,651,569
Series 2019 , RB , 5.00% , 03/01/30 ...... 3,640 3,828,215
Series 2025 , RB , 5.00% , 03/01/30 ...... 1,440 1,542,801
Series 2017B , RB , 5.00% , 05/01/30 ..... 3,950 4,003,655
Series 2025B , RB , 5.00% , 05/01/30 ..... 5,000 5,382,128
Series 2025C , GO , 5.00% , 06/01/30 ..... 5,000 5,404,165
Series 2019 , RB , 5.00% , 03/01/31 ...... 6,230 6,533,203
Town of Cary, Series 2021, GO, 5.00%, 09/01/26 4,590 4,590,000
229,917,441
North Dakota — 0.2%
North Dakota Public Finance Authority
Series 2024A , RB , 5.00% , 10/01/28 ..... 10,785 11,312,663
Series 2024A , RB , 5.00% , 10/01/29 ..... 6,315 6,738,804
18,051,467
Ohio — 2.3%
American Municipal Power, Inc.
Series 2023A , RB , 5.00% , 02/15/27 ..... 425 429,166
Series 2023A , RB , 5.00% , 02/15/29 ..... 4,260 4,483,961
Series 2021A , RB , 5.00% , 02/15/30 ..... 1,050 1,119,166
City of Cincinnati Water System, Series C, RB,
5.00%, 12/01/29 ................. 2,520 2,533,935
City of Cleveland
Series 2025A , RB , 5.00% , 01/01/27 ..... 100 100,729
Series 2025A , RB , 5.00% , 01/01/28 ..... 100 102,876
Series 2025A , RB , 5.00% , 01/01/29 ..... 2,300 2,411,837
Series 2025A , RB , 5.00% , 01/01/30 ..... 1,985 2,107,962
Series 2017B-1 , RB , 5.00% , 10/01/30 .... 1,000 1,033,279
City of Columbus
Series 2016-3 , GO , 5.00% , 02/15/27 ..... 5,195 5,252,314
Series 2017-1 , GO , 4.00% , 04/01/27 ..... 155 156,297
Series 2018A , GO , 5.00% , 04/01/27 ..... 410 415,789
Series 2021A , GO , 5.00% , 04/01/27 ..... 425 431,000
Series 2022A , GO , 5.00% , 04/01/27 ..... 3,025 3,067,709
Series 2016-1 , GO , 5.00% , 07/01/27 ..... 815 816,571
Series 2016-1 , GO , 3.00% , 07/01/28 ..... 5,830 5,830,781
Series 2024-1 , GO , 5.00% , 02/15/29 ..... 6,765 7,140,453
Series 2017-1 , GO , 5.00% , 04/01/29 ..... 1,575 1,616,222
Series 2017-1 , GO , 4.00% , 04/01/30 ..... 5,000 5,055,655
Series 2025-1 , GO , 5.00% , 04/01/30 ..... 5,520 5,928,617
Columbus City School District
Series 2026A , GO , 5.00% , 12/01/26 ( SD
CRED PROG ) .................. 2,150 2,162,838
Series 2026A , GO , 5.00% , 12/01/30 ( SD
CRED PROG ) .................. 1,500 1,627,316
County of Hamilton Sewer System, Series
2019A, RB, 5.00%, 12/01/27 ......... 5,000 5,146,187
Cuyahoga Community College District
Series 2026 , GO , 5.00% , 12/01/28 ...... 1,500 1,577,326

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2026 , GO , 5.00% , 12/01/30 ...... USD 2,800 $ 3,035,322
Kent State University
Series 2016 , RB , 5.00% , 05/01/27 ...... 1,000 1,001,807
Series 2016 , RB , 5.00% , 05/01/29 ...... 1,245 1,247,138
Northeast Ohio Regional Sewer District, Series
2024, RB, 5.00%, 11/15/29 .......... 5,010 5,359,674
Ohio State University (The), Series 2021A, RB,
5.00%, 12/01/26 ................. 905 910,569
Ohio Turnpike & Infrastructure Commission
Series 2022A , RB , 5.00% , 02/15/29 ..... 5,120 5,400,407
Series 2018A , RB , 4.00% , 02/15/30 ..... 5,000 5,068,747
Series 2018A , RB , 5.00% , 02/15/31 ..... 1,155 1,189,329
Ohio Water Development Authority
Series 2016B , RB , 5.00% , 06/01/27 ..... 150 150,904
Series 2018 , RB , 5.00% , 06/01/28 ...... 21,555 22,317,704
Series 2023A , RB , 5.00% , 12/01/28 ..... 2,000 2,103,999
Series 2026A , RB , 5.00% , 12/01/28 ..... 4,850 5,102,198
Series 2025A , RB , 5.00% , 06/01/29 ..... 3,450 3,662,016
Series 2019 , RB , 5.00% , 12/01/29 ...... 5,630 5,995,659
Series 2026A , RB , 5.00% , 06/01/31 ..... 2,250 2,460,239
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2020B , RB , 5.00% , 06/01/27 ..... 165 168,124
Series 2020A , RB , 5.00% , 06/01/29 ..... 1,110 1,178,214
Series 2023C , RB , 5.00% , 06/01/30 ..... 1,440 1,551,333
Series 2017A , RB , 5.00% , 12/01/30 ..... 5,000 5,079,784
Series 2023C , RB , 5.00% , 12/01/30 ..... 1,455 1,578,497
Series 2024E , RB , 5.00% , 12/01/30 ..... 9,435 10,235,820
Series 2025 , RB , 5.00% , 12/01/30 ...... 5,000 5,424,388
Olentangy Local School District, Series 2026,
GO, 5.00%, 12/01/30 .............. 1,150 1,249,530
State of Ohio
Series 2017B , GO , 5.00% , 09/15/26 ..... 8,430 8,437,754
Series 2026A , GO , 5.00% , 09/15/26 ..... 1,000 1,000,920
Series 2021-1A , RB , 5.00% , 12/15/26 .... 75 75,530
Series 2024-1 , RB , 5.00% , 12/15/26 ..... 2,500 2,517,680
Series 2021A , GO , 5.00% , 03/01/27 ..... 1,905 1,928,507
Series U , GO , 5.00% , 05/01/27 ........ 255 259,181
Series Z , GO , 5.00% , 05/01/27 ........ 2,500 2,540,987
Series 2019A , GO , 5.00% , 06/15/27 ..... 405 412,831
Series 2017C , GO , 5.00% , 08/01/27 ..... 35 35,785
Series 2026A , GO , 5.00% , 09/15/27 ..... 3,000 3,075,902
Series 2021A , RB , 5.00% , 10/01/27 ..... 1,035 1,062,378
Series 2025B , GO , 5.00% , 11/01/27 ..... 10,000 10,282,965
Series 2024-1 , RB , 5.00% , 12/15/27 ..... 1,500 1,546,934
Series 2022A , GO , 5.00% , 03/01/28 ..... 1,155 1,196,705
Series 2026A , GO , 5.00% , 03/01/28 ..... 2,680 2,776,770
Series 2026A , GO , 5.00% , 09/15/28 ..... 2,350 2,463,480
Series 2021A , RB , 5.00% , 10/01/28 ..... 1,100 1,154,253
Series 2024-1 , RB , 5.00% , 12/15/28 ..... 1,250 1,316,805
Series 2025B , GO , 5.00% , 11/01/29 ..... 5,000 5,344,106
Series 2024-1 , RB , 5.00% , 12/15/29 ..... 1,500 1,606,354
Series T , GO , 5.00% , 05/01/30 ......... 9,400 9,540,369
Series 2019A , GO , 5.00% , 05/01/30 ..... 1,695 1,720,311
Series 2018A , GO , 5.00% , 09/01/30 ..... 2,000 2,085,788
Series 2023A , GO , 5.00% , 09/01/30 ..... 2,715 2,938,449
Series 2025B , GO , 5.00% , 09/15/30 ..... 4,545 4,921,739
Series 2025D , GO , 5.00% , 11/01/30 ..... 2,500 2,712,151
Series 2025C , GO , 5.00% , 11/01/30 ..... 2,500 2,712,151
Series 2025B , GO , 5.00% , 11/01/30 ..... 5,885 6,384,403
Series 2025A , RB , 5.00% , 12/01/30 ..... 8,155 8,847,177
Series 2026-1 , RB , 5.00% , 12/15/30 ..... 2,000 2,170,902
Series 2026A , GO , 5.00% , 03/01/31 ..... 5,000 5,449,506
Series AA , GO , 5.00% , 05/01/31 ....... 5,250 5,734,398
Series Z , GO , 5.00% , 05/01/31 ........ 5,075 5,543,251
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2025C , GO , 5.00% , 11/01/31 ..... USD 2,000 $ 2,197,176
University of Cincinnati
Series 2026C , RB , 5.00% , 06/01/28 ..... 1,795 1,863,814
Series 2016A , RB , 5.00% , 06/01/29 ..... 1,545 1,545,681
Upper Arlington City School District, Series
2018A, GO, 5.00%, 12/01/48 ......... 4,125 4,250,501
271,672,982
Oklahoma — 0.5%
City of Oklahoma
Series 2022 , GO , 4.00% , 03/01/28 ...... 4,900 5,005,107
Series 2026 , GO , 5.00% , 03/01/31 ...... 3,480 3,788,866
Grand River Dam Authority
Series 2016A , RB , 5.00% , 06/01/27 ..... 295 296,530
Series 2016A , RB , 5.00% , 06/01/28 ..... 7,680 7,720,659
Series 2016A , RB , 5.00% , 06/01/29 ..... 2,225 2,236,966
Series 2016A , RB , 5.00% , 06/01/30 ..... 310 311,659
Oklahoma Capitol Improvement Authority, Series
2026A, RB, 5.00%, 07/01/31 ......... 5,000 5,450,405
Oklahoma County Independent School District
No. 12 Edmond
Series 2025 , GO , 4.00% , 08/01/27 ...... 9,500 9,608,436
Series 2025 , GO , 4.00% , 08/01/30 ...... 2,300 2,380,314
Oklahoma County Independent School District
No. 89 Oklahoma City, Series 2023A, GO,
3.00%, 07/01/27 ................. 1,800 1,801,009
Oklahoma Industries Authority
Series 2024 , RB , 5.00% , 04/01/27 ...... 2,045 2,073,527
Series 2024 , RB , 5.00% , 04/01/29 ...... 3,020 3,180,442
Oklahoma Turnpike Authority
Series 2017D , RB , 5.00% , 01/01/28 ..... 5,060 5,222,945
Series 2017E , RB , 5.00% , 01/01/29 ..... 2,560 2,579,089
Series 2017E , RB , 4.00% , 01/01/31 ..... 2,845 2,853,909
Oklahoma Water Resources Board, Series
2026A, RB, 5.00%, 10/01/31 ......... 1,050 1,152,599
University of Oklahoma (The)
Series 2024A , RB , 5.00% , 07/01/30 ( BAM ) 195 210,362
Series 2025A , RB , 5.00% , 07/01/30 ( BAM ) 1,305 1,407,808
57,280,632
Oregon — 1.6%
City of Eugene, Series 2026, RB,
5.00%, 08/01/31 ................. 1,500 1,637,255
City of Portland Sewer System
Series 2025B , RB , 5.00% , 06/01/27 ..... 425 432,959
Series 2025B , RB , 5.00% , 06/01/29 ..... 3,760 3,985,007
Series 2025A , RB , 5.00% , 10/01/29 ..... 2,150 2,291,005
City of Portland Water System
Series 2026A , RB , 5.00% , 04/01/27
(c)
.... 1,865 1,891,223
Series 2016A , RB , 4.00% , 04/01/28 ..... 6,000 6,004,671
Series 2024A , RB , 5.00% , 05/01/28 ..... 2,500 2,598,232
Series 2026A , RB , 5.00% , 04/01/29
(c)
.... 4,000 4,225,689
Series 2024A , RB , 5.00% , 05/01/29 ..... 1,950 2,063,825
Series 2024A , RB , 5.00% , 05/01/30 ..... 1,110 1,192,826
Series 2026A , RB , 5.00% , 04/01/31
(c)
.... 4,000 4,352,180
Clackamas Community College District
Series 2025 , GO , 5.00% , 06/15/29 ( GTD ) . 1,000 1,062,454
Series 2025 , GO , 5.00% , 06/15/30 ( GTD ) . 750 809,013
Clackamas County School District No. 7J Lake
Oswego, Series 2026, GO, 5.00%, 06/01/27
(GTD) ....................... 1,000 1,018,127
County of Clackamas, Series 2016B, GO,
3.00%, 06/01/29 ................. 2,000 1,995,090
County of Washington, GO, 5.00%, 06/01/30 . 4,030 4,353,664

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oregon (continued)
Multnomah County School District No. 1J
Portland
Series 2020 , GO , 5.00% , 06/15/27 ( GTD ) . USD 3,165 $ 3,225,025
Series 2026 , GO , 5.00% , 06/15/27 ( GTD ) . 1,000 1,018,965
Series 2023 , GO , 5.00% , 06/15/28 ( GTD ) . 15,090 15,721,592
Series 2020 , GO , 5.00% , 06/15/29 ( GTD ) . 1,000 1,061,900
Oregon State Lottery
Series 2025A , RB , 5.00% , 04/01/28 ..... 5,500 5,711,659
Series 2025A , RB , 5.00% , 04/01/29 ..... 8,450 8,943,738
Series 2025A , RB , 5.00% , 04/01/30 ..... 1,000 1,074,767
Series A , RB , 5.00% , 04/01/30 ......... 4,780 4,845,387
Series C , RB , 5.00% , 04/01/30 ......... 13,500 13,684,669
Portland Community College District
Series 2016 , GO , 5.00% , 06/15/27 ...... 1,500 1,501,565
Series 2018 , GO , 5.00% , 06/15/27 ...... 225 225,232
Series 2016 , GO , 5.00% , 06/15/28 ...... 100 100,135
Series 2018 , GO , 5.00% , 06/15/29 ...... 825 826,139
Salem-Keizer School District No. 24J
(b)
Series 2009B , GO , 0.00% , 06/15/29 ( GTD ) 8,100 7,439,335
GO , 0.00% , 06/15/30 ............... 1,250 1,102,167
State of Oregon
Series 2017A , GO , 5.00% , 05/01/27 ..... 25 25,402
Series 2021A , GO , 5.00% , 05/01/27 ..... 6,140 6,238,614
Series 2022A , GO , 5.00% , 05/01/27 ..... 1,000 1,016,061
Series 2026A , GO , 5.00% , 05/01/27 ..... 575 584,235
Series 2021A , GO , 5.00% , 05/01/28 ..... 4,565 4,743,385
Series 2023A , GO , 5.00% , 05/01/28 ..... 4,710 4,894,051
Series 2023A , GO , 5.00% , 05/01/29 ..... 2,895 3,069,357
Series 2023A , GO , 5.00% , 05/01/30 ..... 515 554,546
Series 2025A , GO , 5.00% , 05/01/30 ..... 9,870 10,627,895
Series 2019D , GO , 5.00% , 06/01/30 ..... 1,115 1,180,704
Series 2023D , GO , 5.00% , 06/01/30 ..... 185 199,447
Series 2026A , GO , 5.00% , 05/01/31 ..... 2,000 2,182,796
State of Oregon Department of Transportation
Series A , RB , 5.00% , 11/15/26 ......... 1,115 1,120,619
Series 2024A , RB , 5.00% , 11/15/28 ..... 4,940 5,191,535
Series B , RB , 5.00% , 11/15/28 ......... 6,385 6,496,262
Series 2024 , RB , 5.00% , 05/15/29 ...... 790 837,927
Series B , RB , 5.00% , 11/15/29 ......... 3,800 3,863,532
Series 2024 , RB , 5.00% , 05/15/30 ...... 230 247,800
Series 2024A , RB , 5.00% , 11/15/30 ..... 8,000 8,673,956
Tri-County Metropolitan Transportation District
of Oregon
Series 2018A , RB , 5.00% , 10/01/29 ..... 5,020 5,184,386
Series 2026A , RB , 5.00% , 09/01/30 ..... 5,000 5,417,617
Series 2026A , RB , 5.00% , 09/01/31 ..... 4,000 4,393,753
Washington & Clackamas Counties School
District No. 23J Tigard-Tualatin, Series 2017,
GO, 5.00%, 06/15/29 (GTD) .......... 3,000 3,056,744
Washington & Multnomah Counties School
District No. 48J Beaverton, Series 2025B, GO,
5.00%, 06/15/29 (GTD) ............. 1,250 1,328,067
187,524,186
Pennsylvania — 2.8%
Allegheny County Higher Education Building
Authority, Series 2022B, RB, 5.00%, 08/01/27 1,000 1,022,169
Allegheny County Sanitary Authority, Series
2025, RB, 5.00%, 12/01/30 .......... 1,925 2,085,100
City of Philadelphia
Series 2019B , GO , 5.00% , 02/01/28 ..... 2,000 2,064,040
Series 2025C , GO , 5.00% , 08/01/29 ..... 5,000 5,304,795
Series 2025C , GO , 5.00% , 08/01/30 ..... 1,250 1,345,448
City of Philadelphia Water & Wastewater
Series 2015B , RB , 5.00% , 07/01/28 ..... 2,640 2,644,939
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Series 2024C , RB , 5.00% , 09/01/29 ..... USD 10,355 $ 11,015,963
Commonwealth of Pennsylvania
Series 2023 , GO , 5.00% , 09/01/26 ...... 1,005 1,005,000
Series 2016 , GO , 5.00% , 09/15/26 ...... 2,985 2,987,995
Series 2017 , GO , 5.00% , 01/01/27 ...... 1,640 1,653,540
Series 2018-1 , GO , 5.00% , 03/01/27 ..... 11,080 11,213,956
Series 2020-1 , GO , 5.00% , 05/01/27 ..... 200 203,212
Series 2025A , GO , 5.00% , 08/15/27 ..... 6,000 6,137,218
Series 2016 , GO , 5.00% , 09/15/27 ...... 17,450 17,483,945
Series 2022-1 , GO , 5.00% , 10/01/27 ..... 14,800 15,181,867
Series 2018-1 , GO , 5.00% , 03/01/28 ..... 21,720 22,458,771
Series 2026 , GO , 5.00% , 04/01/28 ...... 6,970 7,219,502
Series 2026 , GO , 5.00% , 08/01/28 ...... 10,000 10,429,351
Series 2016 , GO , 5.00% , 09/15/28 ...... 2,465 2,469,758
Series 2017 , GO , 4.00% , 01/01/29 ...... 7,950 7,984,058
Series 2018-1 , GO , 3.20% , 03/01/29 ..... 5,000 5,004,284
Series 2026 , GO , 5.00% , 04/01/29 ...... 3,000 3,172,055
Series 2025A , GO , 5.00% , 08/15/29 ..... 5,000 5,319,716
Series 2023-1 , GO , 5.00% , 09/01/29 ..... 18,065 19,234,190
Series 2016 , GO , 5.00% , 09/15/29 ...... 5,295 5,304,834
Series 2026 , GO , 5.00% , 04/01/30 ...... 3,000 3,223,029
Series 2024 , GO , 5.00% , 08/15/30 ...... 3,220 3,477,649
Series 2026 , GO , 5.00% , 04/01/31 ...... 10,000 10,879,033
County of Allegheny
Series C-83 , GO , 5.00% , 11/01/27 ...... 1,250 1,284,627
Series C-75 , GO , 5.00% , 11/01/29 ...... 1,270 1,274,837
Series C-83 , GO , 5.00% , 11/01/29 ...... 3,000 3,196,969
County of Chester, Series 2026A, GO,
5.00%, 07/15/27 ................. 1,000 1,021,080
Lower Merion School District, Series 2020, GO,
5.00%, 11/15/26 (SAW) ............ 1,250 1,255,959
Pennsylvania Higher Educational Facilities
Authority
Series B , RB , 5.00% , 10/01/26 ......... 1,675 1,678,421
Series 2026A , RB , 5.00% , 08/15/30 ..... 6,000 6,483,827
Pennsylvania State University (The)
Series 2026A , RB , 5.00% , 09/01/27
(c)
.... 10,000 10,229,338
Series B , RB , 5.00% , 09/01/28 ......... 5,040 5,049,970
Series 2025A , RB , 5.00% , 09/01/29 ..... 5,000 5,317,073
Series B , RB , 5.00% , 09/01/30 ......... 1,650 1,653,001
Series 2026A , RB , 5.00% , 09/01/31
(c)
.... 4,715 5,146,532
Pennsylvania Turnpike Commission
Series 2020 , RB , VRDN, ( TD Bank NA LOC ),
2.28% , 09/09/26
(a)
............... 8,405 8,405,000
Series A-2 , RB , 5.00% , 12/01/26 ....... 950 955,819
Series 2025-2 , RB , 5.00% , 12/01/26 ..... 3,000 3,018,376
Series 2025-1 , RB , 5.00% , 12/01/27 ..... 2,100 2,161,162
Series 2016 , RB , 5.00% , 12/01/27 ...... 6,405 6,441,154
Series 2026 , RB , 5.00% , 06/01/28 ...... 5,000 5,189,856
Series 2024 , RB , 5.00% , 12/01/28 ...... 2,870 3,012,745
Series 2024 , RB , 5.00% , 12/01/29 ...... 1,160 1,237,720
Series 2017A , RB , 5.00% , 12/01/29 ..... 1,085 1,090,574
Series 2025-2 , RB , 5.00% , 12/01/29 ..... 3,000 3,203,889
Series 2026-2 , RB , 5.00% , 12/01/30 ..... 2,500 2,704,801
Series 2017-2 , RB , 5.00% , 12/01/30 ..... 2,245 2,301,750
Series 2025B , RB , 5.00% , 12/01/30 ..... 2,000 2,166,338
Series 2026 , RB , 5.00% , 12/01/30 ...... 3,000 3,249,506
Series 2019 , RB , 5.00% , 12/01/30 ...... 1,000 1,045,610
Series 2025-1 , RB , 5.00% , 12/01/30 ..... 1,750 1,893,361
Series 2026 , RB , 5.00% , 06/01/31 ...... 8,000 8,702,656
Pennsylvania Turnpike Commission Oil
Franchise Tax, Series B, RB, 5.00%, 12/01/30 3,260 3,275,714
Pennsylvania Turnpike Commission Registration
Fee, Series 2025, RB, 5.00%, 07/15/30 ... 850 915,004

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Philadelphia Gas Works Co.
Series 17B , RB , 5.00% , 08/01/27 ....... USD 1,000 $ 1,021,326
Series 18 , RB , 5.00% , 10/01/27
(c)
....... 2,000 2,049,816
Series 18 , RB , 5.00% , 10/01/28
(c)
....... 1,900 1,983,216
Series 15TH , RB , 5.00% , 08/01/29 ...... 1,135 1,156,109
Series 17B , RB , 5.00% , 08/01/29 ....... 1,370 1,448,782
Series 14TH , RB , 5.00% , 10/01/29 ...... 2,010 2,013,443
Series 18 , RB , 5.00% , 10/01/29
(c)
....... 1,500 1,590,826
Series 18 , RB , 5.00% , 10/01/31
(c)
....... 3,000 3,259,624
Pittsburgh Water & Sewer Authority, Series
1998B, RB, 0.00%, 09/01/29 (NPFGC)
(b)
.. 3,930 3,565,594
School District of Philadelphia (The)
Series 2026B , GO , 5.00% , 09/01/27 ( SAW ) 1,930 1,971,107
Series 2026B , GO , 5.00% , 09/01/31 ( SAW ) 2,250 2,439,617
State Public School Building Authority, Series
2003, RB, 5.50%, 06/01/28 .......... 4,000 4,179,514
Temple University-of The Commonwealth
System of Higher Education
Series 2025 , RB , 5.00% , 04/01/28 ...... 4,360 4,518,207
Series 2025 , RB , 5.00% , 04/01/29 ...... 3,395 3,583,267
University of Pittsburgh-of the Commonwealth
System of Higher Education, RB,
5.00%, 02/15/29 ................. 2,710 2,853,169
329,721,703
Rhode Island — 0.3%
Rhode Island Commerce Corp.
Series 2026A , RB , 5.00% , 06/15/27 ..... 3,750 3,818,959
Series 2020A , RB , 5.00% , 05/15/28 ..... 3,200 3,319,658
Series 2026A , RB , 5.00% , 06/15/28 ..... 2,645 2,748,492
Series 2026A , RB , 5.00% , 06/15/30 ..... 5,650 6,050,418
Series 2026A , RB , 5.00% , 06/15/31 ..... 5,000 5,418,850
Rhode Island Health & Educational Building
Corp.
Series 2005A , RB , VRDN, ( TD Bank NA
SBPA ), 2.29% , 09/09/26
(a)
.......... 10,000 10,000,000
Series 2019A , RB , 5.00% , 09/01/29 ..... 1,940 2,063,600
State of Rhode Island, Series 2025C, GO,
5.00%, 08/01/27 ................. 3,010 3,078,358
36,498,335
South Carolina — 0.7%
Charleston Educational Excellence Finance
Corp.
Series 2023 , RB , 5.00% , 12/01/28 ...... 1,660 1,745,612
Series 2024 , RB , 5.00% , 12/01/29 ...... 1,000 1,069,635
City of Charleston Waterworks & Sewer System,
Series 2024A, RB, 5.00%, 01/01/30 ..... 2,720 2,919,503
City of Columbia Waterworks & Sewer System,
Series 2016B, RB, 5.00%, 02/01/27 ..... 70 70,690
Clemson University, Series 2025A, RB,
5.00%, 05/01/30 ................. 2,000 2,149,525
County of Charleston, Series 2021A, GO,
5.00%, 11/01/26 ................. 3,000 3,012,366
County of Richland, Series 2021A, GO,
5.00%, 03/01/27 (SAW) ............ 290 293,693
Fort Mill School District No. 4, Series 2017B,
GO, 3.00%, 03/01/29 (SCSDE) ........ 6,500 6,476,143
Greenville County School District, Series 2023,
RB, 5.00%, 12/01/28 .............. 2,500 2,630,055
Horry County School District, Series 2025, GO,
5.00%, 03/01/29 (SCSDE) ........... 7,805 8,249,005
Lexington County School District No. 1, Series
2017C, GO, 2.50%, 02/01/28 (SCSDE) ... 3,470 3,445,803
Security
Par (000)
Par (000) Value
South Carolina (continued)
Piedmont Municipal Power Agency, Series
2021C, RB, 5.00%, 01/01/31 ......... USD 5,000 $ 5,024,059
SCAGO Educational Facilities Corp. for Pickens
School District
Series 2025 , RB , 5.00% , 12/01/26 ...... 5,000 5,027,339
Series 2025 , RB , 5.00% , 12/01/28 ...... 1,800 1,888,880
Series 2025 , RB , 5.00% , 12/01/30 ...... 7,040 7,577,812
South Carolina Public Service Authority
Series 2021A , RB , 5.00% , 12/01/26 ..... 625 628,719
Series 2024A , RB , 5.00% , 12/01/26 ..... 900 905,356
Series 2025B , RB , 5.00% , 12/01/27 ..... 500 514,819
Series 2025B , RB , 5.00% , 12/01/28 ..... 1,555 1,630,081
Series 2026D , RB , 5.00% , 12/01/28
(c)
.... 4,500 4,717,017
Series 2025B , RB , 5.00% , 12/01/29 ..... 1,280 1,363,094
Series 2026C , RB , 5.00% , 12/01/29 ..... 625 665,573
Series 2022A , RB , 5.00% , 12/01/30 ..... 3,005 3,243,061
Series 2026C , RB , 5.00% , 12/01/30 ..... 1,925 2,077,501
Series 2026D , RB , 5.00% , 12/01/31
(c)
.... 3,000 3,275,018
South Carolina Transportation Infrastructure
Bank
Series 2019A , RB , 5.00% , 10/01/26 ..... 1,500 1,503,062
Series 2021B , RB , 5.00% , 10/01/26 ..... 8,620 8,637,599
University of South Carolina
Series 2026A , RB , 5.00% , 05/01/30 ..... 1,100 1,181,842
Series 2026A , RB , 5.00% , 05/01/31 ..... 1,000 1,088,390
83,011,252
Tennessee — 0.8%
City of Chattanooga, Series 2025, RB,
5.00%, 09/01/26 ................. 4,415 4,415,000
City of Memphis, Series 2018, GO,
5.00%, 06/01/29 ................. 915 916,664
City of Memphis Light Gas & Water Division
Electric System
Series 2024 , RB , 5.00% , 12/01/27 ...... 1,330 1,369,866
Series 2024 , RB , 5.00% , 12/01/28 ...... 1,205 1,266,606
Series 2024 , RB , 5.00% , 12/01/29 ...... 1,205 1,287,747
County of Hamilton
Series 2024A , GO , 5.00% , 08/01/27 ..... 3,000 3,069,453
Series 2024A , GO , 5.00% , 08/01/28 ..... 3,000 3,138,440
Series 2024A , GO , 5.00% , 08/01/29 ..... 2,990 3,185,409
County of Montgomery, Series 2017, GO,
5.00%, 04/01/27 ................. 215 217,896
County of Washington, Series 2025, GO,
5.00%, 06/01/31 ................. 4,060 4,200,824
County of Wilson, Series 2018, GO,
3.00%, 04/01/29 ................. 5,100 5,080,552
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board,
Series 2026, RB, 5.00%, 10/01/27 ...... 2,750 2,823,368
Metropolitan Government of Nashville &
Davidson County
Series 2021C , GO , 5.00% , 01/01/27 ..... 2,210 2,227,563
Series 2018 , GO , 5.00% , 07/01/27 ...... 2,245 2,289,644
Series 2025 , RB , 5.00% , 07/01/27 ...... 1,380 1,407,443
Series 2024A , GO , 5.00% , 01/01/28 ..... 6,790 7,003,044
Series 2024B , RB , 5.00% , 05/15/29 ..... 1,390 1,474,702
Series 2026D , GO , 5.00% , 01/01/30 ..... 5,000 5,363,429
Series 2025 , RB , 5.00% , 07/01/30 ...... 3,050 3,289,820
Series 2026D , GO , 5.00% , 01/01/31 ..... 10,000 10,874,358
Series 2024A , RB , 5.00% , 05/15/31 ..... 6,285 6,859,910
Metropolitan Nashville Airport Authority (The)
Series 2026A , RB , 5.00% , 07/01/29 ..... 1,325 1,406,336
Series 2026A , RB , 5.00% , 07/01/30 ..... 1,000 1,076,856

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tennessee (continued)
State of Tennessee
Series 2019A , GO , 5.00% , 09/01/26 ..... USD 2,420 $ 2,420,000
Series 2021A , GO , 5.00% , 11/01/26 ..... 2,755 2,766,361
Series A , GO , 5.00% , 08/01/27 ........ 2,980 2,985,999
Series B , GO , 5.00% , 08/01/27 ........ 3,060 3,066,160
Series 2021A , GO , 5.00% , 11/01/27 ..... 3,080 3,168,232
Series 2023A , GO , 5.00% , 05/01/30 ..... 135 145,679
Tennessee State School Bond Authority
Series 2015B , RB , 5.00% , 11/01/26 ( ST
INTERCEPT ) .................. 1,150 1,152,338
Series 2022A , RB , 5.00% , 11/01/27 ( ST
INTERCEPT ) .................. 6,255 6,434,258
Series A , RB , 5.00% , 11/01/27 ( HERBIP ) .. 100 102,866
Series 2015B , RB , 5.00% , 11/01/28 ( ST
INTERCEPT ) .................. 1,995 1,998,154
98,484,977
Texas — 13.4%
Alamo Community College District
Series 2022 , GO , 5.00% , 02/15/27 ...... 3,235 3,270,454
Series 2022 , GO , 5.00% , 02/15/29 ...... 3,140 3,306,195
Aldine Independent School District
Series 2017A , GO , 5.00% , 02/15/29 ( PSF ) 1,465 1,480,062
Series 2024B , GO , 5.00% , 02/15/29 ( PSF ) 2,845 2,997,342
Allen Independent School District
Series 2025A , GO , 5.00% , 02/15/27 ( PSF ) 850 859,587
Series 2025A , GO , 5.00% , 02/15/31 ( PSF ) 1,750 1,896,207
Alvin Independent School District, Series 2026,
GO, 5.00%, 02/15/30 (PSF) .......... 715 765,499
Argyle Independent School District, Series
2025B-1, GO, VRDN, 4.00%, 08/15/27
(PSF)
(a)
...................... 3,000 3,031,196
Arlington Independent School District
Series 2020 , GO , 5.00% , 02/15/27 ( PSF ) .. 685 692,382
Series 2026 , GO , 5.00% , 02/15/27 ( PSF )
(c)
1,600 1,614,798
Series 2026 , GO , 5.00% , 02/15/29 ( PSF )
(c)
1,395 1,465,148
Series 2023 , GO , 5.00% , 02/15/30 ( PSF ) .. 2,150 2,295,271
Series 2025 , GO , 5.00% , 02/15/30 ( PSF ) .. 3,750 4,003,379
Austin Independent School District
Series 2019 , GO , 5.00% , 08/01/27 ( PSF ) .. 1,630 1,666,315
Series 2022B , GO , 5.00% , 08/01/27 ( PSF ) 80 81,782
Series 2023 , GO , 5.00% , 08/01/27 ...... 1,350 1,379,458
Series 2021 , GO , 5.00% , 08/01/28 ( PSF ) .. 1,075 1,121,832
Series 2022B , GO , 5.00% , 08/01/28 ( PSF ) 6,900 7,200,598
Bexar County Hospital District, Series 2026, GO,
5.00%, 02/15/31 ................. 1,500 1,624,985
Birdville Independent School District
Series 2024 , GO , 5.00% , 02/15/29 ( PSF ) .. 10,225 10,757,580
Series 2024 , GO , 5.00% , 02/15/30 ( PSF ) .. 5,000 5,342,933
Board of Regents of the University of Texas
System
Series 2016E , RB , 5.00% , 08/15/27 ..... 135 138,127
Series 2021A , RB , 5.00% , 08/15/27 ..... 100 102,317
Series 2026A , RB , 5.00% , 08/15/27 ..... 2,895 2,962,065
Series 2020C , RB , 5.00% , 08/15/28 ..... 245 255,918
Series 2021A , RB , 5.00% , 08/15/28 ..... 5,060 5,285,491
Series 2025A , RB , 5.00% , 08/15/28 ..... 12,515 13,072,712
Series 2026A , RB , 5.00% , 08/15/28 ..... 1,750 1,827,986
Series 2026C , RB , 5.00% , 08/15/28 ..... 4,500 4,700,536
Series 2019B , RB , 5.00% , 08/15/29 ..... 1,015 1,078,595
Series 2024B , RB , 5.00% , 08/15/29 ..... 6,000 6,375,932
Series 2025A , RB , 5.00% , 08/15/29 ..... 4,350 4,622,551
Series 2026A , RB , 5.00% , 08/15/30 ..... 2,680 2,888,819
Security
Par (000)
Par (000) Value
Texas (continued)
Carrollton-Farmers Branch Independent School
District, Series 2023, GO, 5.00%, 02/15/28
(PSF) ....................... USD 15,135 $ 15,661,961
Central Texas Regional Mobility Authority
Series 2025B , RB , 5.00% , 01/01/29 ..... 1,200 1,257,245
Series 2010 , RB , 0.00% , 01/01/30
(b)
..... 4,900 4,395,285
Series 2021D , RB , 5.00% , 01/01/30 ..... 280 298,178
Series 2025A , RB , 5.00% , 01/01/30 ..... 915 973,959
Series 2025A , RB , 5.00% , 01/01/31 ..... 1,260 1,356,730
Series 2025B , RB , 5.00% , 01/01/31 ..... 1,350 1,450,802
Central Texas Turnpike System
Series 2002-A , RB , 0.00% , 08/15/28
( AMBAC )
(b)
.................... 3,000 2,817,573
Series 2002-A , RB , 0.00% , 08/15/29
( AMBAC )
(b)
.................... 6,500 5,882,726
Series 2024B , RB , VRDN, 5.00% , 08/15/30
(a)
1,750 1,850,295
City of Austin
Series 2021 , GO , 5.00% , 09/01/26 ...... 695 695,000
Series 2025 , GO , 5.00% , 09/01/26 ...... 1,200 1,200,000
Series 2016 , GO , 5.00% , 09/01/27 ...... 1,000 1,001,992
Series 2026A , RB , 5.00% , 11/15/28 ..... 1,875 1,968,535
Series 2012A , GO , 3.00% , 09/01/29 ..... 200 199,392
Series 2024 , GO , 5.00% , 09/01/30 ...... 2,890 3,113,778
Series 2025 , GO , 5.00% , 09/01/30 ...... 4,725 5,090,866
Series 2026A , RB , 5.00% , 11/15/30 ..... 2,000 2,158,851
City of Austin Electric Utility
Series 2020A , RB , 5.00% , 11/15/26 ..... 3,310 3,325,737
Series 2025 , RB , 5.00% , 11/15/30 ...... 2,620 2,828,952
City of Austin Water & Wastewater System
Series 2021 , RB , 5.00% , 11/15/26 ...... 2,045 2,055,163
Series 2024 , RB , 5.00% , 11/15/26 ...... 1,525 1,532,632
Series 2017 , RB , 5.00% , 11/15/28 ...... 2,115 2,171,857
Series 2026 , RB , 5.00% , 11/15/28 ...... 1,400 1,467,956
City of Brownsville, Series 2025, RB,
5.00%, 09/01/30 ................. 2,845 3,039,899
City of Corpus Christi Utility System
Series 2024 , RB , 5.00% , 07/15/27 ...... 775 789,407
Series 2025 , RB , 5.00% , 07/15/27 ...... 580 591,034
Series 2025 , RB , 5.00% , 07/15/30 ...... 1,000 1,066,594
City of Dallas
Series 2023A , GO , 5.00% , 02/15/28 ..... 4,515 4,670,232
Series 2024A , GO , 5.00% , 02/15/28 ..... 10,000 10,346,720
Series 2024C , GO , 5.00% , 02/15/28 ..... 15,760 16,306,431
Series 2024A , GO , 5.00% , 02/15/29 ..... 1,015 1,067,487
Series 2025 , GO , 5.00% , 02/15/30 ...... 5,000 5,329,121
Series 2024B , GO , 5.00% , 02/15/31 ..... 9,310 10,045,402
Series 2025 , GO , 5.00% , 02/15/31 ...... 5,000 5,394,952
City of Dallas Waterworks & Sewer System
Series 2015A , RB , 5.00% , 10/01/27 ..... 2,000 2,003,927
Series 2016A , RB , 5.00% , 10/01/29 ..... 2,000 2,003,835
City of Denton
Series 2024 , GO , 5.00% , 02/15/29 ...... 10,000 10,524,413
Series 2025 , GO , 5.00% , 02/15/29 ...... 4,455 4,688,626
Series 2026A , GO , 5.00% , 02/15/31
(c)
.... 5,000 5,398,803
City of El Paso
Series 2026 , GO , 5.00% , 08/15/27 ...... 1,250 1,278,265
Series 2026 , GO , 5.00% , 08/15/28 ...... 1,250 1,306,240
Series 2022A , RB , 5.00% , 03/01/30 ..... 1,135 1,213,229
Series 2025 , RB , 5.00% , 03/01/30 ...... 1,000 1,068,925
Series 2026 , GO , 5.00% , 08/15/31 ...... 2,500 2,719,421
City of Fort Worth, Series 2025, GO,
5.00%, 03/01/30 ................. 6,425 6,856,584
City of Fort Worth Water & Sewer System,
Series 2020A, RB, 5.00%, 02/15/28 ..... 1,760 1,817,446

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
City of Garland Electric Utility System
Series 2024 , RB , 5.00% , 03/01/27 ...... USD 2,420 $ 2,450,020
Series 2019A , RB , 5.00% , 03/01/28 ..... 3,890 4,016,099
Series 2024 , RB , 5.00% , 03/01/28 ...... 1,400 1,449,356
Series 2024 , RB , 5.00% , 03/01/29 ...... 1,650 1,735,068
City of Georgetown
Series 2026 , RB , 5.00% , 08/15/27 ...... 1,000 1,022,135
Series 2026 , RB , 5.00% , 08/15/31 ...... 4,340 4,716,963
City of Greenville Electric System, Series 2024,
RB, 5.00%, 02/15/30 (BAM) .......... 1,500 1,594,222
City of Houston
Series 2016A , GO , 5.00% , 03/01/28 ..... 19,700 19,739,290
Series 2017A , GO , 5.00% , 03/01/28 ..... 9,460 9,574,492
Series 2025 , GO , 5.00% , 03/01/29 ...... 6,250 6,582,900
Series 2025 , GO , 5.00% , 03/01/30 ...... 4,025 4,299,516
Series 2019A , GO , 5.00% , 03/01/31 ..... 4,880 5,105,844
City of Houston Airport System
Series 2018B , RB , 5.00% , 07/01/29 ..... 5,140 5,343,107
Series 2018D , RB , 5.00% , 07/01/31 ..... 2,000 2,071,340
City of Houston Combined Utility System
Series 2018C , RB , VRDN, ( Bank of America
NA SBPA ), 2.29% , 09/09/26
(a)
....... 21,100 21,100,000
Series 2024A , RB , 5.00% , 11/15/27 ..... 4,040 4,155,706
Series 1998A , RB , 0.00% , 12/01/27
(b)
.... 2,000 1,928,107
Series 2024A , RB , 5.00% , 11/15/30 ..... 2,730 2,945,482
City of Laredo, GO, 5.00%, 02/15/30 ...... 3,750 4,007,019
City of Lubbock
Series 2026 , GO , 5.00% , 02/15/30 ...... 1,500 1,601,280
Series 2026 , GO , 5.00% , 02/15/31 ...... 1,900 2,051,725
City of Plano, Series 2025, GO, 5.00%, 09/01/27 2,850 2,914,193
City of San Angelo, Series 2021, GO,
3.00%, 02/15/27 ................. 2,900 2,904,254
City of San Antonio
Series 2024 , GO , 5.00% , 02/01/27 ...... 2,110 2,131,546
Series 2019 , GO , 5.00% , 08/01/27 ...... 385 393,613
Series 2024 , GO , 5.00% , 02/01/29 ...... 1,110 1,168,506
Series 2018 , GO , 3.00% , 08/01/29 ...... 3,545 3,531,608
GO , 5.00% , 02/01/30 ............... 6,290 6,728,117
Series 2026 , GO , 5.00% , 02/01/30
(c)
..... 10,000 10,688,345
Series 2018 , GO , 3.00% , 08/01/30 ...... 2,000 1,972,318
Series 2026 , GO , 5.00% , 02/01/31
(c)
..... 3,500 3,790,394
City of San Antonio Electric & Gas Systems
Series 2018 , RB , 5.00% , 02/01/27 ...... 2,925 2,953,645
Series 2022 , RB , VRDN, 2.00% , 12/01/27
(a)
5,340 5,244,651
Series 2026A , RB , VRDN, 2.90% , 12/01/27
(a)
2,400 2,383,324
Series 2018 , RB , 5.00% , 02/01/28 ...... 2,855 2,948,192
Series 2025A , RB , VRDN, 3.08% , 12/01/28
(a)
10,000 9,974,609
Series 2026B , RB , VRDN, 3.25% , 12/01/28
(a)
815 814,733
Series 2015B , RB , 3.00% , 02/01/29 ..... 1,000 999,536
Series 2024D , RB , 5.00% , 02/01/29 ..... 5,430 5,716,336
Series 2022 , RB , 5.00% , 02/01/29 ...... 1,520 1,596,147
Series 2016 , RB , 5.00% , 02/01/29 ...... 5,325 5,331,558
Series 2026A , RB , VRDN, 3.00% , 12/01/29
(a)
5,555 5,497,893
Series 2019 , RB , 4.00% , 02/01/30 ...... 345 354,867
Series 2017 , RB , 5.00% , 02/01/30 ...... 2,600 2,650,056
Series 2024D , RB , 5.00% , 02/01/30 ..... 3,700 3,956,595
Series 2016 , RB , 5.00% , 02/01/30 ...... 11,605 11,619,293
Series 2025B , RB , 5.00% , 02/01/30 ..... 2,005 2,144,047
Series 2025A , RB , VRDN, 3.20% , 12/01/30
(a)
15,000 14,880,990
Series 2026B , RB , VRDN, 3.50% , 12/01/30
(a)
3,180 3,184,428
Series 2015B , RB , 3.00% , 02/01/31 ..... 1,375 1,362,522
Series 2026B , RB , 5.00% , 02/01/31 ..... 1,750 1,895,829
Clear Creek Independent School District
Series 2024B , GO , 5.00% , 02/15/29 ..... 3,205 3,361,397
Series 2024A , GO , 5.00% , 02/15/30 ( PSF ) 5,110 5,463,952
Security
Par (000)
Par (000) Value
Texas (continued)
College Station Independent School District
Series 2025 , GO , 5.00% , 08/15/29 ( PSF ) .. USD 2,000 $ 2,118,596
Series 2025 , GO , 5.00% , 08/15/30 ( PSF ) .. 1,400 1,503,393
Collin County Community College District, Series
2024, RB, 5.00%, 08/15/28 .......... 5,860 6,116,578
Conroe Independent School District
Series 2020A , GO , 5.00% , 02/15/27 ( PSF ) 5,975 6,043,211
Series 2020A , GO , 5.00% , 02/15/28 ( PSF ) 9,830 10,180,836
Series 2024 , GO , 5.00% , 02/15/28 ( PSF ) .. 7,500 7,767,677
Series 2024 , GO , 5.00% , 02/15/29 ( PSF ) .. 5,000 5,276,276
Series 2026 , GO , 5.00% , 02/15/31 ( PSF ) .. 900 975,583
County of Collin
Series 2025 , GO , 5.00% , 02/15/27 ...... 835 843,847
Series 2026 , GO , 5.00% , 02/15/28 ...... 1,500 1,552,226
Series 2025 , GO , 5.00% , 02/15/30 ...... 2,500 2,674,746
Series 2026 , GO , 5.00% , 02/15/31 ...... 1,500 1,625,636
County of Dallas
Series 2026 , GO , 5.00% , 08/15/27 ...... 1,590 1,627,624
GO , 5.00% , 08/15/31 ............... 4,110 4,502,390
County of Galveston, Series 2017, GO,
5.00%, 02/01/28 ................. 7,135 7,148,215
County of Harris
Series 2016A , RB , 5.00% , 08/15/28 ..... 2,480 2,484,007
Series 2007C , GO , 5.25% , 08/15/29 ..... 1,500 1,606,592
Series 2024A , GO , 5.00% , 09/15/29 ..... 1,000 1,066,020
Series 2025A , GO , 5.00% , 09/15/29 ..... 5,015 5,346,093
Series 2025A , GO , 5.00% , 09/15/30 ..... 2,665 2,883,257
County of Harris Toll Road
Series 2018A , RB , 5.00% , 08/15/29 ..... 330 340,899
Series 2022A , RB , 5.00% , 08/15/29 ..... 2,095 2,224,197
Series 2022A , RB , 5.00% , 08/15/30 ..... 8,255 8,889,320
Series 2024A , RB , 5.00% , 08/15/30 ..... 5,000 5,384,203
Series 2025A , RB , 5.00% , 08/15/30 ..... 2,500 2,692,102
County of Hays
Series 2017 , GO , 5.00% , 02/15/28 ...... 1,010 1,020,670
Series 2017 , GO , 5.00% , 02/15/29 ...... 1,830 1,848,097
Series 2026
,
GO , 5.00% , 02/15/31 ...... 2,755 2,979,774
County of Montgomery, Series 2025A, GO,
5.00%, 03/01/30 ................. 2,700 2,892,511
County of Travis, GO, 5.00%, 03/01/29 ..... 10,000 10,540,074
County of Williamson
Series 2021 , GO , 4.00% , 02/15/27 ...... 5,000 5,034,125
Series 2021 , GO , 4.00% , 02/15/28 ...... 10,000 10,198,997
Series 2024 , GO , 5.00% , 02/15/29 ...... 5,000 5,263,424
Series 2025 , GO , 5.00% , 02/15/29 ...... 5,000 5,263,424
GO , 5.00% , 02/15/30 ............... 3,105 3,318,867
Series 2024 , GO , 5.00% , 02/15/30 ...... 120 128,265
GO , 5.00% , 02/15/31 ............... 5,000 5,412,274
Cypress-Fairbanks Independent School District
Series 2018 , GO , 5.00% , 02/15/27 ( PSF ) .. 300 303,397
Series 2019A , GO , 5.00% , 02/15/27 ( PSF ) 185 187,095
Series 2020A , GO , 5.00% , 02/15/27 ( PSF ) 225 227,548
Series 2025 , GO , 5.00% , 02/15/29 ( PSF ) .. 5,000 5,273,835
Series 2023A , GO , 5.00% , 02/15/30 ( PSF ) 1,480 1,585,033
Series 2026 , GO , 5.00% , 02/15/30 ( PSF ) .. 1,250 1,338,710
Series 2026 , GO , 5.00% , 02/15/31 ( PSF ) .. 3,710 4,028,026
Dallas Area Rapid Transit
Series 2019 , RB , 5.00% , 12/01/27 ...... 7,000 7,215,512
Series 2019 , RB , 5.00% , 12/01/28 ...... 445 467,673
Series 2007 , RB , 5.25% , 12/01/29 ( AMBAC ) 7,165 7,714,521
Series 2019 , RB , 5.00% , 12/01/30 ...... 1,605 1,709,645
Series 2007 , RB , 5.25% , 12/01/30 ( AMBAC ) 155 169,572
Dallas College
Series 2023 , GO , 5.00% , 02/15/27 ...... 3,000 3,032,879
Series 2023 , GO , 5.00% , 02/15/28 ...... 3,020 3,122,077

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Dallas Fort Worth International Airport
Series 2020A , RB , 5.00% , 11/01/26 ..... USD 630 $ 632,428
Series 2021B , RB , 5.00% , 11/01/26 ..... 1,805 1,811,957
Series 2020B , RB , 5.00% , 11/01/27 ..... 4,000 4,109,034
Series 2020B , RB , 5.00% , 11/01/28 ..... 1,745 1,827,749
Series 2023B , RB , 5.00% , 11/01/28 ..... 5,915 6,195,493
Series 2024 , RB , 5.00% , 11/01/28 ...... 2,635 2,759,953
Series 2020A , RB , 5.00% , 11/01/29 ..... 4,300 4,577,617
Series 2024 , RB , 5.00% , 11/01/29 ...... 5,470 5,823,155
Series 2025B , RB , 5.00% , 11/01/30 ..... 650 701,547
Series 2023B , RB , 5.00% , 11/01/31 ..... 1,185 1,294,337
Dallas Independent School District
Series 2021 , GO , 4.00% , 02/15/27 ( PSF ) .. 7,185 7,233,058
Series 2025A, Sub-Series A-2 , VRDN,
5.00% , 02/15/27
(a)
............... 845 853,182
Series 2025A, Sub-Series A-2 , GO , VRDN,
5.00% , 02/15/27 ( PSF )
(a)
........... 155 156,613
Series 2023 , GO , 5.00% , 02/15/28 ( PSF ) .. 2,075 2,147,548
Series 2025A, Sub-Series 2025A-3 , GO ,
VRDN, 5.00% , 02/15/28 ( PSF )
(a)
..... 1,000 1,030,323
Series 2024 , GO , 5.00% , 02/15/29 ( PSF ) .. 1,700 1,792,689
Series 2025A, Sub-Series 2025A-4 , GO ,
VRDN, 5.00% , 02/15/29 ( PSF )
(a)
..... 8,120 8,452,630
Series 2025C , GO , 5.00% , 02/15/29 ( PSF ) 3,750 3,954,461
Series 2025A, Sub-Series 2025A-5 , GO ,
VRDN, 5.00% , 02/15/30 ( PSF )
(a)
..... 6,500 6,877,724
Series 2025B , GO , 5.00% , 02/15/30 ( PSF ) 7,310 7,828,779
Series 2025C , GO , 5.00% , 02/15/30 ( PSF ) 3,800 4,069,680
Series 2026B , GO , VRDN, 5.00% , 02/15/30
( PSF )
(a)
...................... 9,355 9,904,918
Del Valle Independent School District
Series 2024 , GO , 5.00% , 06/15/27 ( PSF ) .. 1,030 1,049,534
Series 2022 , GO , 5.00% , 06/15/29 ( PSF ) .. 860 910,356
Denton Independent School District
Series 2023 , GO , 5.00% , 08/15/27 ( PSF ) .. 1,000 1,022,994
Series 2025C , GO , 5.00% , 08/15/27 ( PSF ) 3,000 3,068,981
Series B1 , GO , VRDN, 4.00% , 08/15/28
( PSF )
(a)
...................... 6,855 6,977,117
Series 2023 , GO , 5.00% , 08/15/28 ( PSF ) .. 1,830 1,913,763
Series 2023 , GO , 5.00% , 08/15/29 ( PSF ) .. 3,130 3,327,485
Series B2 , GO , VRDN, 4.00% , 08/15/30
( PSF )
(a)
...................... 3,200 3,279,341
Series 2025C , GO , 5.00% , 08/15/30 ( PSF ) 3,040 3,276,279
Series 2023 , GO , 5.00% , 08/15/30 ( PSF ) .. 130 140,104
DeSoto Independent School District, Series
2020, GO, 5.00%, 08/15/30 (PSF) ...... 3,000 3,169,790
Eagle Mountain & Saginaw Independent School
District, Series 2025A, GO, 5.00%, 08/15/30
(PSF) ....................... 1,825 1,967,553
Ector County Independent School District
Series 2024B , GO , VRDN, 4.00% , 08/15/27
( PSF )
(a)
...................... 1,175 1,186,997
Series 2024A , GO , 5.00% , 08/15/27 ( PSF ) 1,065 1,089,387
Fort Bend Independent School District
Series 2024B , GO , VRDN, 4.00% , 08/01/27
( PSF )
(a)
...................... 17,730 17,891,402
Series 2025B , GO , VRDN, 3.80% , 08/01/28
( PSF )
(a)
...................... 3,435 3,481,741
Series 2019B , GO , 5.00% , 02/15/29 ( PSF ) 2,900 2,992,467
Series 2026B , GO , VRDN, 3.13% , 08/01/29
( PSF )
(a)
...................... 2,815 2,793,818
Series 2024A , GO , 5.00% , 08/15/29 ( PSF ) 2,570 2,728,395
Series 2019B , GO , 5.00% , 02/15/30 ( PSF ) 2,240 2,307,383
Series 2026A , GO , 5.00% , 08/15/31 ( PSF ) 2,935 3,200,656
Security
Par (000)
Par (000) Value
Texas (continued)
Fort Worth Independent School District
Series 2023 , GO , 5.00% , 02/15/29 ( PSF ) .. USD 1,160 $ 1,223,813
Series 2025A , GO , 5.00% , 02/15/30 ( PSF ) 1,500 1,605,431
Series 2025A , GO , 5.00% , 02/15/31 ( PSF ) 1,750 1,894,687
Frisco Independent School District
Series 2025A , GO , 5.00% , 02/15/28 ( PSF ) 1,000 1,033,655
Series 2025B , GO , 5.00% , 02/15/29 ( PSF ) 2,170 2,285,669
Series 2025 , GO , 5.00% , 02/15/30 ( PSF ) .. 6,080 6,505,277
Series 2025A , GO , 5.00% , 02/15/30 ( PSF ) 3,800 4,065,798
Series 2025B , GO , 5.00% , 02/15/30 ( PSF ) 2,500 2,674,867
Garland Independent School District
Series 2023A , GO , 5.00% , 02/15/28 ( PSF ) 2,100 2,174,644
Series 2016 , GO , 5.00% , 02/15/29 ( PSF ) .. 45 45,078
Series 2023A , GO , 5.00% , 02/15/29 ( PSF ) 1,050 1,108,274
Series 2023A , GO , 5.00% , 02/15/30 ( PSF ) 490 524,608
Georgetown Independent School District
Series 2017A , GO , 5.00% , 08/15/29 ( PSF ) 3,055 3,120,717
Series 2025 , GO , 5.00% , 02/15/30 ( PSF ) .. 1,300 1,390,489
Grand Parkway Transportation Corp., Series
2023, RB, VRDN, 5.00%, 04/01/28
(a)
..... 2,800 2,872,062
Grapevine-Colleyville Independent School
District, Series 2025, GO, 5.00%, 08/15/29
(PSF) ....................... 2,000 2,129,703
Gregory-Portland Independent School District,
Series 2025, GO, 5.00%, 02/15/30 (PSF) .. 3,100 3,312,618
Harris County Flood Control District
Series 2025 , GO , 5.00% , 09/15/29 ...... 4,050 4,306,420
Series 2017A , RB , 5.00% , 10/01/29 ..... 600 613,876
Series 2025 , GO , 5.00% , 09/15/30 ...... 6,285 6,772,336
Hays Consolidated Independent School District
Series 2025 , GO , 5.00% , 02/15/29 ( PSF ) .. 1,025 1,078,638
Series 2025 , GO , 5.00% , 02/15/30 ( PSF ) .. 700 747,060
Highland Park Independent School District,
Series 2025, GO, 5.00%, 02/15/29 ...... 9,355 9,854,703
Houston Independent School District
Series 2025B , GO , 5.00% , 02/15/27 ( PSF ) 1,300 1,314,485
Series 2025A , GO , VRDN, 5.00% , 07/15/28
(a)
2,735 2,835,236
Series 2025A , GO , 5.00% , 02/15/29 ( PSF ) 3,380 3,565,937
Humble Independent School District
Series 2026B , GO , 5.00% , 02/15/27 ..... 2,000 2,020,916
Series 2025 , GO , 5.00% , 02/15/30 ( PSF ) .. 8,675 9,272,937
Series 2026B , GO , 5.00% , 02/15/30 ..... 6,185 6,611,310
Series 2020A , GO , 5.00% , 02/15/31 ( PSF ) 2,440 2,597,162
Irving Independent School District, Series 2025,
GO, 5.00%, 02/15/29 (PSF) .......... 1,350 1,422,947
Katy Independent School District
Series 2019B , GO , 5.00% , 02/15/27 ( PSF ) 2,000 2,021,463
Series 2025 , GO , 5.00% , 02/15/27 ( PSF ) .. 4,000 4,042,379
Series 2025 , GO , 5.00% , 02/15/28 ( PSF ) .. 1,000 1,033,510
Series D , GO , 5.00% , 02/15/28 ( PSF ) .... 5,080 5,133,896
Series 2024 , GO , 5.00% , 02/15/30 ( PSF ) .. 1,360 1,456,054
Keller Independent School District
Series 2025A , GO , 5.00% , 02/15/27 ( PSF ) 1,250 1,264,327
Series 2025A , GO , 5.00% , 02/15/30 ( PSF ) 1,400 1,497,926
Series 2025A , GO , 5.00% , 02/15/31 ( PSF ) 1,200 1,298,694
Klein Independent School District
Series 2025 , GO , 5.00% , 08/01/27 ( PSF ) .. 3,885 3,967,284
Series 2025 , GO , 5.00% , 08/01/30 ( PSF ) .. 1,250 1,346,457
Lake Travis Independent School District, Series
2023, GO, 5.00%, 02/15/30 .......... 2,230 2,382,841
Lamar Consolidated Independent School District
Series 2018 , GO , 5.00% , 02/15/28 ( PSF ) .. 4,220 4,265,542
Series 2024A , GO , 5.00% , 02/15/29 ( PSF ) 3,960 4,174,944
Series 2024A , GO , 5.00% , 02/15/30 ( PSF ) 4,575 4,901,240

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Leander Independent School District
Series 2025B , GO , 0.00% , 08/15/28
(b)
.... USD 910 $ 857,466
Series 2025B , GO , 5.00% , 08/15/30 ..... 1,500 1,619,279
Lewisville Independent School District
Series 2020 , GO , 5.00% , 08/15/27 ( PSF ) .. 430 439,764
Series 2016A , GO , 3.00% , 08/15/28 ( PSF ) 8,635 8,635,719
Series 2024 , GO , 5.00% , 08/15/29 ( PSF ) .. 2,670 2,837,680
Series 2025 , GO , 5.00% , 08/15/29 ( PSF ) .. 1,000 1,062,802
Series 2025 , GO , 5.00% , 08/15/30 ( PSF ) .. 1,000 1,076,948
Lower Colorado River Authority
Series 2025A , RB , 5.00% , 05/15/27 ..... 2,500 2,539,325
Series 2019 , RB , 5.00% , 05/15/28 ...... 5,110 5,298,738
Series 2019A , RB , 5.00% , 05/15/28 ..... 1,335 1,384,308
Series 2020 , RB , 5.00% , 05/15/28 ...... 4,050 4,199,587
Series 2022 , RB , 5.00% , 05/15/28 ...... 1,875 1,944,253
Series 2025A , RB , 5.00% , 05/15/28 ..... 2,235 2,317,550
Series 2023B , RB , VRDN, 5.00% , 05/15/28
(a)
3,805 3,911,045
Series 2025 , RB , 5.00% , 05/15/28 ...... 4,000 4,147,740
Series 2025A , RB , 5.00% , 05/15/29 ..... 3,000 3,164,901
Series 2025 , RB , 5.00% , 05/15/29 ...... 9,155 9,658,222
Series 2024A , RB , 5.00% , 05/15/29 ..... 2,000 2,112,609
Series 2024 , RB , 5.00% , 05/15/29 ...... 1,845 1,948,881
Series 2023A , RB , 5.00% , 05/15/29 ..... 275 290,484
Series 2023 , RB , 5.00% , 05/15/29 ...... 1,930 2,038,667
Series 2025A , RB , 5.00% , 05/15/30 ..... 4,750 5,082,561
Series 2026 , RB , 5.00% , 05/15/31 ...... 3,500 3,787,939
Series 2026A , RB , 5.00% , 05/15/31 ..... 1,000 1,082,268
Magnolia Independent School District, Series
2026, GO, 5.00%, 08/15/28 (PSF) ...... 3,445 3,602,685
Mesquite Independent School District
Series 2025 , GO , 5.00% , 08/15/27 ( PSF ) .. 900 920,093
Series 2025 , GO , 5.00% , 08/15/30 ( PSF ) .. 2,000 2,156,223
Metropolitan Transit Authority of Harris County
Sales & Use Tax
RB , 5.00% , 11/01/27 ............... 1,620 1,664,196
RB , 5.00% , 11/01/28 ............... 2,020 2,117,453
RB , 5.00% , 11/01/29 ............... 795 831,405
Series A , RB , 5.00% , 11/01/29 ......... 1,440 1,445,659
Midland Independent School District, Series
2024, GO, 5.00%, 02/15/29 (PSF) ...... 5,785 6,101,827
New Caney Independent School District, Series
2018, GO, VRDN, 4.00%, 08/15/27 (PSF)
(a)
3,980 4,023,265
New Hope Higher Education Finance Corp.
Series 2026A , RB , 5.00% , 03/15/28 ..... 590 611,111
Series 2026A , RB , 5.00% , 03/15/29 ..... 585 617,282
Series 2026A , RB , 5.00% , 03/15/30 ..... 845 904,169
Series 2026A , RB , 5.00% , 03/15/31 ..... 930 1,006,907
North East Independent School District
Series 2007 , GO , 5.25% , 02/01/30 ( PSF ) .. 135 145,546
Series 2007 , GO , 5.25% , 02/01/31 ( PSF ) .. 2,515 2,751,845
North Texas Municipal Water District Water
System
Series 2025 , RB , 5.00% , 09/01/27 ...... 6,195 6,342,569
Series 2026 , RB , 5.00% , 09/01/27
(c)
..... 2,000 2,043,673
Series 2016 , RB , 5.00% , 09/01/29 ...... 5,115 5,123,591
Series 2025 , RB , 5.00% , 09/01/30 ...... 2,140 2,303,275
Series 2026 , RB , 5.00% , 09/01/31
(c)
..... 10,945 11,932,923
North Texas Tollway Authority
Series 2019B , RB , 5.00% , 01/01/27 ..... 1,005 1,012,970
Series 2021B , RB , 5.00% , 01/01/27 ..... 2,465 2,484,548
Series 2025A , RB , 5.00% , 01/01/27 ..... 7,600 7,660,270
Series 2008D , RB , 0.00% , 01/01/28
(b)
.... 14,000 13,473,975
Series 2019B , RB , 5.00% , 01/01/28 ..... 4,405 4,534,715
Series 2022B , RB , 5.00% , 01/01/28 ..... 2,860 2,944,219
Series 2024A , RB , 5.00% , 01/01/29 ..... 4,840 5,093,298
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2021B , RB , 5.00% , 01/01/30 ..... USD 1,745 $ 1,860,873
Series 2023B , RB , 5.00% , 01/01/30 ..... 2,090 2,228,781
Series 2024A , RB , 5.00% , 01/01/30 ..... 1,625 1,738,781
Series 2024B , RB , 5.00% , 01/01/30 ..... 10,400 11,090,587
Series 2025A , RB , 5.00% , 01/01/30 ..... 105 112,352
Series 2008D , RB , 0.00% , 01/01/31
(b)
.... 425 369,205
Series 2023B , RB , 5.00% , 01/01/31 ..... 5,250 5,666,311
Series 2025B , RB , 5.00% , 01/01/31 ..... 2,580 2,784,587
Northside Independent School District
Series 2020 , GO , VRDN, 3.55% , 06/01/28
( PSF )
(a)
...................... 2,835 2,849,881
Series 2023B , GO , VRDN, 3.10% , 08/01/29
( PSF )
(a)
...................... 2,345 2,331,479
Series 2019A , GO , 4.00% , 08/15/30 ( PSF ) 3,625 3,693,131
Series 2026 , GO , 5.00% , 08/15/31 ( PSF ) .. 1,500 1,647,360
Pearland Independent School District, Series
2025, GO, 5.00%, 02/15/30 (PSF) ...... 7,535 8,062,050
Permanent University Fund - Texas A&M
University System
Series 2023 , RB , 5.00% , 07/01/27 ...... 1,085 1,107,871
Series 2023 , RB , 5.00% , 07/01/28 ...... 3,850 4,024,001
Series 1998 , RB , 5.50% , 07/01/28 ...... 7,035 7,297,254
Permanent University Fund - University of Texas
System
Series 2022A , RB , 5.00% , 07/01/27 ..... 9,950 10,156,416
Series 2022A , RB , 5.00% , 07/01/28 ..... 1,340 1,396,389
Series 2006B , RB , 5.25% , 07/01/28 ..... 1,610 1,684,906
Series 2024A , RB , 5.00% , 07/01/29 ..... 1,760 1,866,605
Series 2026A , RB , 5.00% , 07/01/30 ..... 3,000 3,228,422
Pflugerville Independent School District, Series
2019A, GO, 5.00%, 02/15/30 (PSF) ..... 1,055 1,089,319
Plano Independent School District
Series 2023 , GO , 5.00% , 02/15/28 ...... 1,000 1,033,655
Series 2025 , GO , 5.00% , 02/15/28 ( PSF ) .. 2,500 2,584,138
Series 2025 , GO , 5.00% , 02/15/29 ( PSF ) .. 1,595 1,683,522
Series 2025 , GO , 5.00% , 02/15/30 ( PSF ) .. 3,000 3,212,905
Series 2025B , GO , 5.00% , 02/15/30 ( PSF ) 2,600 2,784,518
Series 2025 , GO , 5.00% , 02/15/31 ( PSF ) .. 2,000 2,167,963
Richardson Independent School District
Series 2026 , GO , 5.00% , 02/15/27 ( PSF ) .. 485 490,448
Series 2026A , GO , 5.00% , 02/15/27 ( PSF ) 1,705 1,724,153
Series 2019 , GO , 5.00% , 02/15/30 ( PSF ) .. 1,000 1,030,660
Series 2026 , GO , 5.00% , 02/15/30 ( PSF ) .. 1,650 1,759,248
Series 2026 , GO , 5.00% , 02/15/31 ( PSF ) .. 1,000 1,079,646
Round Rock Independent School District
Series 2019A , GO , 5.00% , 08/01/27 ( PSF ) 280 286,280
Series 2018 , GO , 5.00% , 08/01/30 ...... 5,000 5,093,527
Series 2019A , GO , 5.00% , 08/01/30 ( PSF ) 150 158,835
Series 2025A , GO , VRDN, 5.00% , 08/01/30
( PSF )
(a)
...................... 1,675 1,795,202
Series 2026A , GO , 5.00% , 08/01/30 ( PSF ) 2,000 2,151,259
Series 2026B , GO , VRDN, 5.00% , 08/01/31
( PSF )
(a)
...................... 9,750 10,449,093
San Antonio Independent School District, Series
2025, GO, 5.00%, 08/15/30 (PSF) ...... 1,600 1,723,737
San Antonio Water System
Series 2025D , RB , VRDN, ( TD Bank NA
SBPA ), 2.90% , 09/02/26
(a)
.......... 20,765 20,765,000
Series 2013F , RB , VRDN, 1.00% , 11/01/26
(a)
2,000 1,992,832
Series 2020A , RB , 5.00% , 05/15/28 ..... 1,100 1,145,494
Series 2018A , RB , 5.00% , 05/15/29 ..... 2,365 2,456,501
Series 2020A , RB , 5.00% , 05/15/29 ..... 2,635 2,788,305
Series 2021A , RB , 5.00% , 05/15/29 ..... 1,955 2,068,742
Series 2022B , RB , 5.00% , 05/15/29 ..... 920 973,526
Series 2025C , RB , 5.00% , 05/15/30 ..... 2,250 2,416,527

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2020A , RB , 5.00% , 05/15/31 ..... USD 1,240 $ 1,326,028
San Jacinto Community College District
Series 2026 , GO , 5.00% , 02/15/28 ...... 5,000 5,166,098
Series 2026 , GO , 5.00% , 02/15/31 ...... 10,750 11,631,727
Schertz-Cibolo-Universal City Independent
School District, Series 2026B, GO, VRDN,
3.13%, 02/01/29 (PSF)
(a)
............ 820 819,237
Sherman Independent School District, Series
2023B, GO, 5.00%, 02/15/29 (PSF) ..... 1,000 1,053,060
Southwest Higher Education Authority, Inc.
Series 2016A , RB , 5.00% , 10/01/28 ..... 2,725 2,729,795
Series 2016A , RB , 5.00% , 10/01/29 ..... 1,470 1,472,536
Spring Branch Independent School District,
Series 2019, GO, 5.00%, 02/01/31 (PSF) .. 935 977,165
Spring Independent School District
Series 2017 , GO , 5.00% , 08/15/28 ( PSF ) .. 6,905 6,917,448
Series 2017A , GO , 5.00% , 08/15/28 ..... 5,940 5,950,001
Series 2025 , GO , 5.00% , 08/15/30 ( PSF ) .. 2,360 2,541,597
State of Texas
Series 2015A , GO , 5.00% , 10/01/26 ..... 2,845 2,850,707
Series A , GO , 5.00% , 10/01/26 ........ 2,000 2,004,032
Series 2024 , GO , 5.00% , 10/01/28 ...... 4,165 4,365,336
Series 2025 , GO , 5.00% , 10/01/28 ...... 3,675 3,849,764
Series 2024 , GO , 5.00% , 10/01/29 ...... 1,675 1,786,916
Series 2025 , GO , 5.00% , 10/01/29 ...... 7,000 7,459,940
Series 2014-B , GO , VRDN,
2.80% , 10/01/30
(a)
............... 15,435 15,224,622
Tarrant Regional Water District, Series 2025, RB,
5.00%, 09/01/29 ................. 7,365 7,835,708
Tarrant Regional Water District Water Supply
System, Series 2024, RB, 5.00%, 03/01/29 1,500 1,582,537
Texas A&M University
Series 2017C , RB , 5.00% , 05/15/27 ..... 1,660 1,689,723
Series 2017E , RB , 5.00% , 05/15/27 ..... 5,760 5,863,135
Series 2021A , RB , 5.00% , 05/15/27 ..... 1,460 1,486,142
Series 2016E , RB , 3.00% , 05/15/28 ..... 500 500,065
Series 2017E , RB , 5.00% , 05/15/28 ..... 2,060 2,093,427
Series 2024A , RB , 5.00% , 05/15/28 ..... 3,500 3,647,619
Series 2016E , RB , 3.00% , 05/15/29 ..... 655 652,966
Series 2021A , RB , 5.00% , 05/15/29 ..... 1,005 1,064,728
Series 2024A , RB , 5.00% , 05/15/29 ..... 5,000 5,297,154
Series 2022 , RB , 5.00% , 05/15/31 ...... 1,445 1,574,788
Texas Department of Transportation State
Highway Fund
Series 2015 , RB , 5.00% , 10/01/26 ...... 8,920 8,936,997
Series 2016A , RB , 5.00% , 10/01/26 ..... 230 230,434
Series 2026 , RB , 5.00% , 04/01/30 ...... 2,650 2,850,760
Series 2026 , RB , 5.00% , 04/01/31 ...... 12,475 13,601,725
Texas Public Finance Authority, Series 2019, RB,
5.00%, 02/01/27 ................. 2,870 2,899,390
Texas State University System
Series 2026A , RB , 5.00% , 03/15/27 ..... 1,000 1,012,371
Series 2024 , RB , 5.00% , 03/15/28 ...... 5,000 5,172,001
Series 2017A , RB , 5.00% , 03/15/29 ..... 5,250 5,311,928
Series 2024 , RB , 5.00% , 03/15/29 ...... 4,410 4,642,263
Series 2026A , RB , 5.00% , 03/15/31 ..... 2,000 2,160,985
Texas Tech University System
Series 2025A , RB , 5.00% , 02/15/29 ..... 2,665 2,808,028
Series 2025A , RB , 5.00% , 02/15/30 ..... 1,900 2,033,222
Texas Transportation Commission
Series 2026 , GO , 5.00% , 04/01/27 ...... 335 339,869
Series 2024 , GO , 5.00% , 04/01/29 ...... 7,000 7,395,535
Series 2024 , GO , 5.00% , 04/01/30 ...... 15,000 16,098,721
Series 2024 , GO , 5.00% , 04/01/31 ...... 1,050 1,141,495
Series 2026 , GO , 5.00% , 04/01/31 ...... 7,165 7,789,342
Security
Par (000)
Par (000) Value
Texas (continued)
Texas Water Development Board
Series 2019A , RB , 5.00% , 10/15/26 ..... USD 805 $ 807,317
Series 2018 , RB , 5.00% , 08/01/27 ...... 420 429,230
Series 2019A , RB , 5.00% , 10/15/27 ..... 1,860 1,909,649
Series 2017A , RB , 5.00% , 04/15/28 ..... 11,170 11,463,560
Series 2023A , RB , 5.00% , 04/15/28 ..... 1,000 1,038,084
Series 2024A , RB , 5.00% , 04/15/28 ..... 1,600 1,660,934
Series 2021 , RB , 5.00% , 08/01/28 ...... 650 679,025
Series 2023 , RB , 5.00% , 08/01/28 ...... 1,000 1,044,654
Series 2024A , RB , 5.00% , 04/15/29 ..... 2,000 2,116,711
Series 2021 , RB , 5.00% , 08/01/29 ...... 195 207,405
Series 2017A , RB , 5.00% , 04/15/30 ..... 1,095 1,122,875
Series 2025 , RB , 5.00% , 10/15/30 ...... 5,710 6,179,305
Series 2018B , RB , 5.00% , 04/15/31 ..... 5,200 5,431,765
Tomball Independent School District
Series 2025 , GO , 5.00% , 02/15/27 ( PSF ) .. 1,585 1,601,648
Series 2024 , GO , 5.00% , 02/15/29 ( PSF ) .. 2,820 2,971,003
Trinity River Authority Central Regional
Wastewater System
Series 2017 , RB , 5.00% , 08/01/28 ...... 3,370 3,439,251
Series 2021 , RB , 5.00% , 08/01/28 ...... 1,590 1,657,448
Series 2022 , RB , 5.00% , 08/01/28 ...... 1,285 1,339,510
Series 2017 , RB , 5.00% , 08/01/29 ...... 160 163,137
Series 2018 , RB , 5.00% , 08/01/29 ...... 1,890 1,966,453
Series 2017 , RB , 5.00% , 08/01/30 ...... 1,490 1,517,341
Series 2019 , RB , 5.00% , 08/01/30 ...... 1,755 1,854,627
Series 2021 , RB , 5.00% , 08/01/30 ...... 2,200 2,365,326
Series 2019 , RB , 5.00% , 08/01/31 ...... 1,345 1,416,829
University of Houston
Series 2020A , RB , 3.00% , 02/15/31 ..... 6,725 6,703,792
Series 2026A , RB , 5.00% , 02/15/31 ..... 5,000 5,418,821
University of North Texas System
Series 2017A , RB , 5.00% , 04/15/28 ..... 1,200 1,216,770
Series 2025A , RB , 5.00% , 04/15/28 ..... 500 518,241
Series 2017A , RB , 5.00% , 04/15/29 ..... 4,710 4,772,800
Series 2025A , RB , 5.00% , 04/15/29 ..... 750 791,698
Series 2025A , RB , 5.00% , 04/15/30 ..... 525 562,393
Waller Consolidated Independent School District,
Series 2025, GO, 5.00%, 02/15/30 (PSF) .. 1,280 1,365,184
1,556,184,110
Utah — 0.4%
Alpine School District, Series 2021A, GO,
5.00%, 03/15/27 (GTD) ............. 6,000 6,078,814
Intermountain Power Agency
Series 2022A , RB , 5.00% , 07/01/27 ..... 3,500 3,567,996
Series 2022A , RB , 5.00% , 07/01/28 ..... 2,000 2,083,139
Series 2022A , RB , 5.00% , 07/01/29 ..... 3,815 4,051,010
Series 2023A , RB , 5.00% , 07/01/29 ..... 2,000 2,123,727
Series 2024A , RB , 5.00% , 07/01/30 ..... 400 431,301
Local Building Authority of Alpine School District,
Series 2025, RB, 5.00%, 03/15/30 ...... 1,000 1,074,416
State of Utah
Series 2017 , GO , 5.00% , 07/01/27 ...... 25 25,203
Series 2020B , GO , 5.00% , 07/01/27 ..... 8,165 8,332,272
University of Utah (The)
Series 2022B , RB , 5.00% , 08/01/27 ..... 1,605 1,637,203
Series 2026A , RB , 5.00% , 08/01/27 ..... 2,500 2,550,160
Series 2026A , RB , 5.00% , 08/01/31 ..... 4,000 4,372,522
Utah Municipal Power Agency, Series 2026A,
RB, 5.00%, 07/01/31 .............. 1,600 1,739,471
Utah Transit Authority
Series 2025 , RB , 5.00% , 12/15/26 ...... 1,400 1,409,942
Series 2025 , RB , 5.00% , 12/15/29 ...... 2,090 2,238,936
Series 2024 , RB , 5.00% , 06/15/30 ...... 2,500 2,694,843

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Utah (continued)
Series 2025 , RB , 5.00% , 12/15/30 ...... USD 255 $ 277,230
Series 2007A , RB , 5.00% , 06/15/31 ( NPFGC ) 1,935 2,079,996
46,768,181
Vermont — 0.1%
City of Burlington, Series 2023A, GO,
6.00%, 11/01/28 ................. 3,635 3,887,048
University of Vermont & State Agricultural
College, Series 2026A, RB, 5.00%, 10/01/30 4,000 4,311,105
Vermont Municipal Bond Bank, Series 2025-3,
RB, 5.00%, 12/01/27 .............. 8,960 9,228,795
17,426,948
Virginia — 2.6%
City of Alexandria, Series 2023, GO,
5.00%, 12/15/27 (SAW) ............ 8,115 8,372,995
City of Norfolk, Series 2017C, GO,
5.00%, 09/01/31 (SAW) ............ 1,600 1,619,536
City of Richmond, Series 2026B, RB,
5.00%, 01/15/31 ................. 4,180 4,547,914
Commonwealth of Virginia, Series B, GO,
5.00%, 06/01/27 ................. 1,000 1,002,017
County of Arlington
Series B , GO , 5.00% , 08/15/27 ........ 75 75,154
Series 2019 , GO , 5.00% , 06/15/28 ...... 560 583,699
County of Fairfax
Series 2019A , GO , 4.00% , 10/01/26 ( SAW ) 1,415 1,416,711
Series 2026A , GO , 4.00% , 10/01/26 ( SAW ) 1,500 1,501,814
Series 2024A , GO , 5.00% , 10/01/26 ( SAW ) 5,875 5,886,939
Series 2021A , GO , 4.00% , 10/01/27 ( SAW ) 150 152,422
Series 2022A , GO , 4.00% , 10/01/27 ( SAW ) 3,750 3,810,547
Series 2026B , GO , 5.00% , 10/01/27 ( SAW ) 12,770 13,111,803
Series 2023A , GO , 4.00% , 10/01/28 ( SAW ) 3,000 3,085,697
Series 2020A , GO , 5.00% , 10/01/28 ( SAW ) 460 482,793
Series 2024A , GO , 5.00% , 10/01/28 ( SAW ) 5,775 6,061,148
Series 2026B , GO , 5.00% , 10/01/28 ( SAW ) 3,750 3,935,810
Series 2017A , GO , 5.00% , 10/01/29 ( SAW ) 2,930 2,969,235
Series 2026B , GO , 5.00% , 10/01/30 ( SAW ) 2,500 2,713,083
County of Loudoun
Series 2021A , GO , 5.00% , 12/01/26 ( SAW ) 515 518,127
Series 2017A , GO , 3.00% , 12/01/28 ( SAW ) 5,435 5,435,982
Series 2017A , GO , 3.00% , 12/01/29 ( SAW ) 5,235 5,224,870
Fairfax County Water Authority, Series 2017, RB,
4.00%, 04/01/28 ................. 2,110 2,126,521
Hampton Roads Transportation Accountability
Commission
Series 2018A , RB , 5.00% , 07/01/52 ..... 16,000 16,518,227
Series 2018A , RB , 5.50% , 07/01/57 ..... 7,650 7,947,599
Virginia College Building Authority
Series 2017E , RB , 5.00% , 02/01/27 ..... 18,410 18,603,228
Series 2020A , RB , 5.00% , 02/01/27 ..... 730 737,662
Series 2021A , RB , 5.00% , 02/01/27 ..... 9,240 9,336,981
Series B , RB , 5.00% , 02/01/27 ......... 110 111,155
Series 2017E , RB , 5.00% , 02/01/28 ..... 1,250 1,293,775
Series B , RB , 5.00% , 09/01/28 ( ST
INTERCEPT ) .................. 1,655 1,658,302
Series 2017C , RB , 4.00% , 02/01/29 ..... 10,000 10,052,787
Series 2017E , RB , 5.00% , 02/01/29 ..... 1,075 1,109,579
Series 2016A , RB , 5.00% , 09/01/29 ( ST
INTERCEPT ) .................. 6,610 6,622,811
Series 2017C , RB , 5.00% , 02/01/30 ..... 2,315 2,336,162
Series 2017E , RB , 5.00% , 02/01/30 ..... 5,000 5,152,381
Series 2019A , RB , 5.00% , 02/01/30 ..... 1,620 1,702,937
Series 2017E , RB , 5.00% , 02/01/31 ..... 11,000 11,319,009
Series 2019A , RB , 5.00% , 02/01/31 ..... 1,305 1,367,786
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2026A , RB , 5.00% , 02/01/31 ..... USD 5,000 $ 5,422,709
Virginia Commonwealth Transportation Board
Series 2017 , RB , 5.00% , 09/15/26 ...... 375 375,354
RB , 5.00% , 03/15/27 ............... 1,000 1,013,443
Series 2017A , RB , 5.00% , 05/15/27 ..... 5,515 5,611,758
Series 2026 , RB , 5.00% , 05/15/27 ...... 8,315 8,460,883
Series 2017 , RB , 5.00% , 09/15/27 ...... 185 189,738
Series 2016 , RB , 5.00% , 03/15/28 ...... 500 500,441
Series 2018 , RB , 3.00% , 05/15/30 ...... 5,550 5,535,777
Series 2017A , RB , 5.00% , 05/15/30 ..... 8,365 8,584,006
Series 2024 , RB , 5.00% , 05/15/30 ...... 140 150,732
Series 2026 , RB , 5.00% , 05/15/30 ...... 9,610 10,346,702
RB , 5.00% , 09/15/31 ............... 3,000 3,277,694
Virginia Polytechnic Institute & State University,
Series 2026, RB, 5.00%, 06/01/31 ...... 1,100 1,198,956
Virginia Public Building Authority
Series 2020A , RB , 5.00% , 08/01/27 ..... 50 51,113
Series A , RB , 5.00% , 08/01/27 ......... 3,000 3,005,911
Series A , RB , 3.00% , 08/01/28 ......... 4,260 4,260,493
Series 2022A , RB , 5.00% , 08/01/28 ..... 4,370 4,567,645
Series 2017A , RB , 5.00% , 08/01/29 ..... 155 158,197
Series 2020B , RB , 5.00% , 08/01/30 ..... 250 269,975
Virginia Public School Authority
Series 2022 , RB , 5.00% , 01/15/27 ( SAW ) . 3,550 3,582,000
Series XI , RB , 5.00% , 04/15/27 ........ 2,745 2,787,020
Series 2025B , RB , 5.00% , 08/01/27 ( SAW ) 10,000 10,224,352
RB , 5.00% , 04/15/28 ............... 9,925 10,311,023
Series 2016A , RB , 3.00% , 08/01/28 ( ST
INTERCEPT ) .................. 1,475 1,475,121
Series 2016B , RB , 3.00% , 08/01/28 ( ST
INTERCEPT ) .................. 6,835 6,835,560
Series 2020B , RB , 5.00% , 08/01/28 ( ST
INTERCEPT ) .................. 125 130,701
Series 2024 , RB , 5.00% , 10/01/30 ...... 5,580 6,053,356
Virginia Resources Authority
Series 2016C , RB , 5.00% , 11/01/28 ..... 1,085 1,089,168
Series 2024B , RB , 5.00% , 11/01/28 ..... 4,265 4,482,619
Virginia Resources Authority Clean Water
Revolving Fund
Series 2025 , RB , 5.00% , 10/01/26 ...... 4,250 4,258,315
Series 2025 , RB , 5.00% , 10/01/27 ...... 8,005 8,219,349
Series 2025 , RB , 5.00% , 10/01/29 ...... 4,000 4,275,787
297,211,096
Washington — 4.1%
Central Puget Sound Regional Transit Authority
Series 2016S-1 , RB , 5.00% , 11/01/26 .... 1,260 1,264,989
Series 2021S-1 , RB , 5.00% , 11/01/26 .... 3,985 4,000,778
Series 2021S1 , RB , 5.00% , 11/01/29 .... 1,135 1,212,791
Series 2021S1 , RB , 5.00% , 11/01/30 .... 440 476,996
Series 2026S-1 , RB , 5.00% , 11/01/30 .... 2,500 2,710,205
Series 2026S-1 , RB , 5.00% , 11/01/31 .... 2,500 2,744,081
City of Bellevue, Series 2026, GO,
5.00%, 12/01/30 ................. 1,810 1,959,933
City of Seattle
Series 2022A , GO , 4.00% , 09/01/26 ..... 2,020 2,020,000
Series 2017C , RB , 5.00% , 09/01/26 ..... 4,025 4,025,000
Series 2026B , RB , VRDN, ( TD Bank NA
LOC ), 2.95% , 09/02/26
(a)
........... 26,425 26,425,000
Series 2023B , RB , VRDN, ( TD Bank NA
LOC ), 3.00% , 09/02/26
(a)
........... 8,500 8,500,000
Series 2023A , GO , 5.00% , 11/01/26 ..... 1,380 1,385,651
Series 2021A , GO , 5.00% , 12/01/26 ..... 2,495 2,510,428
Series 2025 , RB , 5.00% , 02/01/27 ...... 1,375 1,389,271
Series 2022 , RB , 5.00% , 07/01/27 ...... 2,905 2,965,071

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2023A , RB , 5.00% , 03/01/28 ..... USD 13,645 $ 14,144,445
Series 2017C , RB , 5.00% , 09/01/28 ..... 105 107,508
Series 2025 , RB , 5.00% , 05/01/29 ...... 1,730 1,833,275
Series 2025 , RB , 5.00% , 02/01/30 ...... 2,605 2,791,030
Series 2025 , RB , 5.00% , 05/01/30 ...... 1,050 1,130,247
Series 2022A , GO , 5.00% , 09/01/30 ..... 115 124,515
Series 2026 , RB , 5.00% , 06/01/31 ...... 7,215 7,879,447
City of Seattle Water System
Series 2025 , RB , 5.00% , 05/01/29 ...... 3,500 3,708,938
Series 2025 , RB , 5.00% , 05/01/30 ...... 865 931,421
Clark County Public Utility District No. 1 Electric
Series 2024 , RB , 5.00% , 01/01/28 ...... 915 942,674
Series 2024 , RB , 5.00% , 01/01/29 ...... 720 756,126
Series 2024 , RB , 5.00% , 01/01/30 ...... 725 773,399
Series 2026 , RB , 5.00% , 01/01/31
(c)
..... 1,365 1,477,329
Clark County School District No. 37 Vancouver,
Series 2018, GO, 5.00%, 12/01/29 (GTD) . 500 523,921
County of King
Series 2024 , RB , VRDN, ( Bank of America
NA SBPA ), 3.03% , 09/02/26
(a)
....... 22,915 22,915,000
Series 2023B , GO , 5.00% , 12/01/26 ..... 715 719,421
Series 2021A , GO , 4.00% , 01/01/27 ..... 1,705 1,713,537
Series 2023 , RB , 5.00% , 01/01/28 ...... 9,310 9,613,903
Series 2021A , GO , 5.00% , 01/01/29 ..... 1,000 1,054,354
Series 2018B , RB , 5.00% , 07/01/29 ..... 8,000 8,336,122
Series 2025A , RB , 5.00% , 07/01/30 ..... 6,000 6,467,246
Series 2025B , GO , 5.00% , 12/01/30 ..... 1,240 1,345,300
County of Snohomish, Series 2022, GO,
5.00%, 12/01/26 ................. 1,500 1,509,237
Energy Northwest
Series 2020A , RB , 5.00% , 07/01/27 ..... 1,000 1,019,844
Series 2026-A , RB , 5.00% , 07/01/27 ..... 3,000 3,059,533
Series 2017A , RB , 5.00% , 07/01/28 ..... 1,000 1,019,542
Series 2018C , RB , 5.00% , 07/01/28 ..... 1,910 1,991,144
Series 2020A , RB , 5.00% , 07/01/28 ..... 15,085 15,725,865
Series 2017-A , RB , 5.00% , 07/01/29 ..... 510 519,720
Series 2025A , RB , 5.00% , 07/01/29 ..... 4,000 4,248,579
Series 2018C , RB , 5.00% , 07/01/30 ..... 2,455 2,549,860
Series 2025A , RB , 5.00% , 07/01/30 ..... 3,155 3,400,694
Series 2026-A , RB , 5.00% , 07/01/31 ..... 5,425 5,912,924
Grant County Public Utility District No. 2 Priest
Rapids Hydroelectric Project
Series 2024B , RB , 5.00% , 01/01/27 ..... 2,000 2,015,525
Series 2024B , RB , 5.00% , 01/01/28 ..... 1,500 1,545,966
Series 2024B , RB , 5.00% , 01/01/29 ..... 1,500 1,578,044
King County School District No. 401 Highline
Series 2017 , GO , 5.00% , 12/01/28 ( GTD ) . 170 171,009
Series 2017 , GO , 4.00% , 12/01/29 ( GTD ) . 1,950 1,955,124
King County School District No. 403 Renton
(c)
Series 2026 , GO , 5.00% , 12/01/27 ( GTD ) . 3,000 3,086,259
Series 2026 , GO , 5.00% , 12/01/28 ( GTD ) . 2,000 2,098,333
King County School District No. 405 Bellevue,
Series 2016, GO, 5.00%, 12/01/27 (GTD) . 370 372,279
King County School District No. 411 Issaquah
Series 2017 , GO , 5.00% , 12/01/28 ( GTD ) . 1,985 1,997,387
Series 2026 , GO , 4.00% , 12/01/31 ( GTD ) . 3,500 3,646,940
King County School District No. 414
Lake Washington, Series 2020, GO,
4.00%, 12/01/28 (GTD) ............. 4,010 4,121,804
Pierce County School District No. 403 Bethel,
Series 2019, GO, 5.00%, 12/01/30 (GTD) . 200 211,165
Port of Seattle
Series 2022A , RB , 5.00% , 08/01/27 ..... 2,500 2,554,277
Series 2026A , RB , 5.00% , 02/01/28 ..... 1,500 1,548,072
Series 2024A , RB , 5.00% , 03/01/28 ..... 2,200 2,274,534
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2024A , RB , 5.00% , 03/01/29 ..... USD 1,605 $ 1,690,845
Series 2022A , RB , 5.00% , 08/01/29 ..... 3,000 3,181,580
Port of Tacoma
Series 2008B , RB , VRDN, ( Bank of America
NA LOC ), 2.29% , 09/09/26
(a)
........ 12,885 12,885,000
Series 2016A , GO , 5.00% , 12/01/28 ..... 790 794,670
Series 2016A , GO , 5.00% , 12/01/30 ..... 395 397,245
Spokane County School District No. 81
Spokane, Series 2017B, GO, 4.00%, 12/01/30
(GTD) ....................... 10,395 10,519,276
State of Washington
Series 2022C , GO , 5.00% , 02/01/27 ..... 19,030 19,227,267
Series R-2022B , GO , 5.00% , 02/01/27 ... 5,015 5,066,986
Series 2017D , GO , 5.00% , 02/01/27 ..... 45 45,466
Series 2021C , GO , 5.00% , 02/01/27 ..... 165 166,710
Series R-2022D , GO , 4.00% , 07/01/27 ... 5,105 5,168,621
Series R-2020C , GO , 5.00% , 07/01/27 ... 95 96,962
Series 2020A , GO , 5.00% , 08/01/27 ..... 50 51,136
Series 2022C , GO , 5.00% , 02/01/28 ..... 985 1,018,364
Series R-2024A , GO , 5.00% , 02/01/28 ... 6,270 6,482,379
Series 2005C , GO , 0.00% , 06/01/28
( AMBAC )
(b)
.................... 3,855 3,674,636
Series 2020E , GO , 5.00% , 06/01/28 ..... 2,000 2,082,570
Series 2024B , GO , 5.00% , 06/01/28 ..... 9,575 9,970,304
Series 2026D , GO , 5.00% , 06/01/28 ..... 1,795 1,869,107
Series R-2022C , GO , 4.00% , 07/01/28 ... 105 107,702
Series R-2026B , GO , 5.00% , 07/01/28 ... 1,260 1,314,382
Series R-2023A , GO , 5.00% , 08/01/28 ... 19,325 20,195,330
Series 2024A , GO , 5.00% , 08/01/28 ..... 14,540 15,194,831
Series R-2024C , GO , 5.00% , 08/01/28 ... 1,340 1,400,349
Series 2022A , GO , 5.00% , 08/01/28 ..... 1,335 1,395,124
Series 2025A , COP , 5.00% , 01/01/29 .... 8,100 8,525,201
Series 2024C , GO , 5.00% , 02/01/29 ..... 11,885 12,536,253
Series R-2025B , GO , 5.00% , 07/01/29 ... 3,585 3,808,798
Series R-2018C , GO , 5.00% , 08/01/29 ... 6,025 6,157,344
Series R-2023A , GO , 5.00% , 08/01/29 ... 4,000 4,255,624
Series 2025A , COP , 5.00% , 01/01/30 .... 2,655 2,840,098
Series 2025C , GO , 5.00% , 02/01/30 ..... 2,000 2,142,151
Series 2018C , GO , 5.00% , 02/01/30 ..... 1,635 1,687,806
Series 2004C , GO , 0.00% , 06/01/30
( NPFGC )
(b)
.................... 5,000 4,459,351
Series R-2022C , GO , 4.00% , 07/01/30 ... 1,825 1,901,292
Series R-2025B , GO , 5.00% , 07/01/30 ... 5,820 6,271,034
Series 2022B , COP , 5.00% , 07/01/30 .... 155 166,837
Series R-2026A , GO , 5.00% , 07/01/30 ... 1,575 1,697,058
Series R-2026D , GO , 5.00% , 08/01/30 ... 10,000 10,787,426
Series R-2018D , GO , 5.00% , 08/01/30 ... 5,560 5,681,620
Series R-2018C , GO , 5.00% , 08/01/30 ... 3,925 4,010,856
Series 2023A , GO , 5.00% , 08/01/30 ..... 660 711,970
Series R2024A , GO , 5.00% , 02/01/31 .... 1,840 1,998,418
Series 2026D , GO , 5.00% , 06/01/31 ..... 7,590 8,278,421
Series R-2026C , GO , 5.00% , 08/01/31 ... 18,605 20,334,128
University of Washington
Series 2022C , RB , VRDN, 4.00% , 08/01/27
(a)
12,965 13,020,339
Series 2026 , RB , 5.00% , 12/01/27 ...... 3,000 3,088,536
Series 2026 , RB , 5.00% , 12/01/28 ...... 2,000 2,101,533
Series 2025A , RB , 5.00% , 04/01/29 ..... 2,500 2,640,558
Series 2026 , RB , 5.00% , 12/01/29 ...... 3,110 3,319,967
Series 2024A , RB , 5.00% , 04/01/30 ..... 3,055 3,277,370
Series 2025A , RB , 5.00% , 04/01/30 ..... 2,045 2,193,853
Series 2026 , RB , 5.00% , 12/01/30 ...... 2,145 2,322,147
487,225,843

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
West Virginia — 0.2%
State of West Virginia
Series 2018A , GO , 5.00% , 06/01/28 ..... USD 4,710 $ 4,906,923
Series 2019A , GO , 5.00% , 12/01/28 ..... 105 110,462
Series 2018B , GO , 5.00% , 06/01/30 ..... 1,870 1,944,230
Series 2019A , GO , 5.00% , 12/01/31 ..... 1,000 1,053,091
West Virginia Commissioner of Highways
Series 2017A , RB , 5.00% , 09/01/26 ..... 1,045 1,045,000
Series 2017A , RB , 5.00% , 09/01/29 ..... 5,330 5,445,580
West Virginia Economic Development Authority,
Series 2017, RB, 5.00%, 06/15/29 ...... 5,000 5,084,787
West Virginia Parkways Authority, Series 2021,
RB, 5.00%, 06/01/29 .............. 1,490 1,577,946
21,168,019
Wisconsin — 1.4%
City of Milwaukee
Series 2018N4 , GO , 5.00% , 04/01/27 .... 2,945 2,981,927
Series 2026N-1 , GO , 5.00% , 12/01/29 ... 2,630 2,788,641
Series 2026N-1 , GO , 5.00% , 12/01/30 ... 4,000 4,293,083
County of Dane, Series 2025A, GO,
4.00%, 06/01/29 ................. 4,200 4,340,706
Germantown School District
Series 2017A , GO , 4.00% , 04/01/34 ..... 4,585 4,626,436
Series 2017A , GO , 4.00% , 04/01/36 ..... 6,795 6,856,408
Series 2017A , GO , 4.00% , 04/01/37 ..... 7,070 7,133,893
Green Bay Area Public School District
GO , 5.00% , 04/01/28 ............... 835 866,051
GO , 5.00% , 04/01/29 ............... 1,655 1,750,384
GO , 5.00% , 04/01/30 ............... 1,755 1,884,914
Madison Metropolitan School District
Series 2025A , GO , 5.00% , 03/01/29 ..... 2,865 3,021,505
Series 2025A , GO , 5.00% , 03/01/30 ..... 1,000 1,071,011
Milwaukee Metropolitan Sewerage District
Series 2025H , GO , 5.00% , 10/01/29 ..... 3,230 3,440,751
Series 2025H , GO , 5.00% , 10/01/30 ..... 2,100 2,269,629
Racine Unified School District, GO,
5.00%, 04/01/30 ................. 3,245 3,480,627
State of Wisconsin
Series 2017-2 , GO , 5.00% , 11/01/26 ..... 3,995 4,011,339
Series 2024A , GO , 5.00% , 05/01/27 ..... 1,980 2,012,991
Series 2020B , GO , 5.00% , 05/01/27 ..... 1,815 1,845,605
Series 20242 , GO , 5.00% , 05/01/27 ..... 1,040 1,057,328
Series 2021-2 , GO , 5.00% , 05/01/27 ..... 3,055 3,106,515
Series 2017-1 , GO , 5.00% , 11/01/27 ..... 765 777,589
Series 2017-2 , GO , 5.00% , 11/01/27 ..... 485 492,981
Series 2026-1 , GO , 5.00% , 05/01/28 ..... 3,000 3,121,727
Series 2023-1 , GO , 5.00% , 05/01/28 ..... 12,885 13,407,817
Series 2021-1 , GO , 5.00% , 05/01/28 ..... 4,500 4,682,590
Series 2019A , RB , 5.00% , 05/01/28 ..... 15,215 15,456,727
Series 2021A , GO , 5.00% , 05/01/28 ..... 1,315 1,368,357
Series 2024-1 , GO , 5.00% , 05/01/29 ..... 4,210 4,462,328
Series 2024-2 , GO , 5.00% , 05/01/29 ..... 1,880 1,992,678
Series 2025-3 , GO , 5.00% , 05/01/29 ..... 5,055 5,357,973
Series 2021-2 , GO , 5.00% , 05/01/30 ..... 5,000 5,383,758
Series 2025-3 , GO , 5.00% , 05/01/30 ..... 10,175 10,955,947
Series 20241 , GO , 5.00% , 05/01/31 ..... 6,950 7,581,728
Series 2025-3 , GO , 5.00% , 05/01/31 ..... 6,900 7,530,333
Series 2026-1 , GO , 5.00% , 05/01/31 ..... 4,100 4,472,674
Sun Prairie Area School District, GO,
5.00%, 03/01/30 ................. 2,250 2,405,900
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Wisconsin Department of Transportation
Series 2017-1 , RB , 5.00% , 07/01/28 ..... USD 175 $ 178,561
Series 2017-2 , RB , 5.00% , 07/01/28 ..... 3,520 3,591,634
Series 2023I , RB , 5.00% , 07/01/28 ...... 4,485 4,684,327
Series 2025-1 , RB , 5.00% , 07/01/29 ..... 4,175 4,435,511
Series 2024-2 , RB , 5.00% , 07/01/30 ..... 1,135 1,224,630
166,405,514
Total Long-Term Investments — 101 .1%
(Cost: $ 11,780,511,353 ) ............................ 11,764,823,607
Shares
Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.21%
(d) (e)
......... 63,069 60,166
Total Short-Term Securities — 0.0%
(Cost: $ 54,320 ) ................................. 60,166
Total Investments — 101 .1%
(Cost: $ 11,780,565,673 ) ............................ 11,764,883,773
Liabilities in Excess of Other Assets — (1.1) % ............. (128,477,616)
Net Assets — 100.0% ...............................
$ 11,636,406,157
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Zero-coupon bond.
(c)
When-issued security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Short-Term National Muni Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
02/28/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
Shares
Held at
08/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 103,567,442 $ — $ (103,513,122)
(a)
$ — $ 5,846 $ 60,166 63,069 $ 597,158 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 11,764,823,607 $ — $ 11,764,823,607
Short-Term Securities
Money Market Funds ...................................... 60,166 — — 60,166
$ 60,166 $ 11,764,823,607 $ — $ 11,764,883,773

Statements of Assets and Liabilities
(unaudited)

August 31, 2026

Statements of Assets and Liabilities
See notes to financial statements.
iShares
California Muni
Bond ETF
iShares Long-
Term National
Muni Bond ETF
iShares
National Muni
Bond ETF
iShares New
York Muni Bond
ETF
ASSETS
Investments, at value — unaffiliated
(a)
.......................................... $ 4,698,773,213 $ 1,573,126,949 $ 45,199,063,241 $ 1,449,450,818
Investments, at value — affiliated
(b)
............................................ 262,910 45,664,187 3,423,673 201,680
Cash ............................................................... 8 — — —
Receivables: – – – –
Dividends — affiliated ................................................... 2,626 82,903 128,203 2,071
Interest — unaffiliated ................................................... 48,612,293 19,308,294 514,748,270 18,970,015
Total a ssets ...........................................................
4,747,651,050 1,638,182,333 45,717,363,387 1,468,624,584
LIABILITIES
Bank overdraft .......................................................... — 7,653 3,435,394 —
Payables: – – – –
Investments purchased .................................................. 117,872,643 41,856,128 333,691,728 11,432,279
Investment advisory fees ................................................. 314,006 112,994 1,935,646 109,318
Total li abilities ..........................................................
118,186,649 41,976,775 339,062,768 11,541,597
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 4,629,464,401 $ 1,596,205,558 $ 45,378,300,619 $ 1,457,082,987
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 4,763,062,620 $ 1,639,647,508 $ 46,984,840,842 $ 1,500,307,674
Accumulated loss ....................................................... (133,598,219) (43,441,950) (1,606,540,223) (43,224,687)
NET ASSETS ..........................................................
$ 4,629,464,401 $ 1,596,205,558 $ 45,378,300,619 $ 1,457,082,987
NET ASSET VALUE
Shares outstanding ......................................................
82,400,000 32,525,000 432,400,000 27,750,000
Net asset value .........................................................
$ 56.18 $ 49.08 $ 104.95 $ 52.51
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 4,810,154,100 $ 1,618,906,786 $ 46,470,624,513 $ 1,489,596,382
(b)
  Investments, at cost — affiliated ......................................... $ 262,910 $ 45,664,187 $ 3,421,579 $ 201,680

Statements of Assets and Liabilities
(unaudited) (continued)
August 31, 2026
2026
iShares Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
iShares Short-
Term National
Muni Bond ETF
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 11,764,823,607
Investments, at value — affiliated
(b)
.......................................................................................... 60,166
Cash ............................................................................................................. 404
Receivables: –
Dividends — affiliated ................................................................................................. 203,969
Interest — unaffiliated ................................................................................................. 131,897,905
Total a ssets .........................................................................................................
11,896,986,051
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 259,898,271
Investment advisory fees ............................................................................................... 681,623
Total li abilities ........................................................................................................
260,579,894
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 11,636,406,157
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 11,671,953,907
Accumulated loss ..................................................................................................... (35,547,750)
NET ASSETS ........................................................................................................
$ 11,636,406,157
NET ASSET VALUE
Shares outstanding ....................................................................................................
109,700,000
Net asset value .......................................................................................................
$ 106.07
Shares authorized .....................................................................................................
Unlimited
Par value ...........................................................................................................
None
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 11,780,511,353
(b)
  Investments, at cost — affiliated ................................................................................... $ 54,320

Statements of Operations
(unaudited)

Six Months Ended August 31, 2026

Statements of Operations
iShares California
Muni Bond ETF
iShares Long-
Term National
Muni Bond ETF
iShares National
Muni Bond ETF
iShares New York
Muni Bond ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ............................................. $ 22,772 $ 843,500 $ 2,138,610 $ 15,251
Interest — unaffiliated ............................................. 67,593,465 28,124,970 730,907,949 21,820,826
Total investment income .............................................
67,616,237 28,968,470 733,046,559 21,836,077
EXPENSES
Investment advisory .............................................. 1,767,052 650,257 11,198,072 597,460
Interest expense ................................................ 949 — 3,259 356
Total e xpenses ...................................................
1,768,001 650,257 11,201,331 597,816
Less: – – – –
Investment advisory fees waived ..................................... — (74,040) — —
Total ex penses after fees waived .......................................
1,768,001 576,217 11,201,331 597,816
Net investment income ..............................................
65,848,236 28,392,253 721,845,228 21,238,261
REALIZED AND UNREALIZED GAIN (LOSS) $ (161,323,781) $ (49,566,066) $ (1,574,718,386) $ (47,969,264)
Net realized gain (loss) from:
Investments — unaffiliated ....................................... $ (438,650) $ (1,667,432) $ (6,170,370) $ 28,179
Investments — affiliated ......................................... (3) — — 2
In-kind redemptions — unaffiliated
(a)
................................. — (1,365,222) — —
(438,653) (3,032,654) (6,170,370) 28,181
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... (160,885,127) (46,533,412) (1,568,550,110) (47,997,444)
Investments — affiliated ......................................... — — 2,094 (2)
(160,885,127) (46,533,412) (1,568,548,016) (47,997,446)
Net realized and unrealized loss ........................................
(161,323,780) (49,566,066) (1,574,718,386) (47,969,265)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .............
$ (95,475,544) $ (21,173,813) $ (852,873,158) $ (26,731,004)
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended August 31, 2026
2026
iShares Semi-Annual Financial Statements and Additional Information

iShares Short-
Term National
Muni Bond ETF
INVESTMENT INCOME –
Dividends — affiliated ................................................................................................ $ 597,158
Interest — unaffiliated ................................................................................................ 148,205,308
Total investment income ................................................................................................
148,802,466
EXPENSES
Investment advisory ................................................................................................. 3,948,097
Interest expense ................................................................................................... 1,035
Total expenses ......................................................................................................
3,949,132
Net investment income .................................................................................................
144,853,334
REALIZED AND UNREALIZED GAIN (LOSS) $ (126,172,072)
Net realized loss from:
Investments — unaffiliated .......................................................................................... $ (432,480)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated .......................................................................................... (125,745,437)
Investments — affiliated ............................................................................................ 5,846
(125,739,591)
Net realized and unrealized loss ...........................................................................................
(126,172,071)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ 18,681,263
See notes to financial statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets
See notes to financial statements.
iShares California Muni Bond ETF iShares Long-Term National Muni Bond ETF
Six Months Ended
08/31/26
(unaudited)
Year Ended
02/28/26
Six Months Ended
08/31/26
(unaudited)
Period from
03/17/25
(a)
to 02/28/26
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 65,848,236 $ 108,723,985 $ 28,392,253 $ 1,009,382
Net realized gain (loss) ............................................ (438,653) (27,134,687) (3,032,654) 7,596
Net change in unrealized appreciation (depreciation) ........................ (160,885,127) 70,959,505 (46,533,412) 753,575
Net increase (decrease) in net assets resulting from operations ...................
(95,475,544) 152,548,803 (21,173,813) 1,770,553
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders .................
(64,173,258)
(c)
(108,360,829) (23,129,477)
(c)
(909,213)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
619,830,805 213,660,254 1,610,974,390 28,673,118
NET ASSETS
Total increase in net assets ........................................... 460,182,003 257,848,228 1,566,671,100 29,534,458
Beginning of period ................................................
4,169,282,398 3,911,434,170 29,534,458 —
End of period ....................................................
$ 4,629,464,401 $ 4,169,282,398 $ 1,596,205,558 $ 29,534,458
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
2026
iShares Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
iShares National Muni Bond ETF iShares New York Muni Bond ETF
Six Months Ended
08/31/26
(unaudited)
Year Ended
02/28/26
Six Months Ended
08/31/26
(unaudited)
Year Ended
02/28/26
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 721,845,228 $ 1,283,918,301 $ 21,238,261 $ 29,862,627
Net realized gain (loss) ............................................ (6,170,370) (150,750,883) 28,181 28,910
Net change in unrealized appreciation (depreciation) ........................ (1,568,548,016) 645,977,871 (47,997,446) 16,726,397
Net increase (decrease) in net assets resulting from operations ...................
(852,873,158) 1,779,145,289 (26,731,004) 46,617,934
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(712,618,269)
(b)
(1,275,021,635) (20,501,510)
(b)
(28,707,286)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
3,695,732,372 1,783,197,380 271,994,116 363,491,134
NET ASSETS
Total increase in net assets ........................................... 2,130,240,945 2,287,321,034 224,761,602 381,401,782
Beginning of period ................................................
43,248,059,674 40,960,738,640 1,232,321,385 850,919,603
End of period ....................................................
$ 45,378,300,619 $ 43,248,059,674 $ 1,457,082,987 $ 1,232,321,385
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)

Statements of Changes in Net Assets
See notes to financial statements.
iShares Short-Term National Muni Bond ETF
Six Months Ended
08/31/26
(unaudited)
Year Ended
02/28/26
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 144,853,334 $ 247,679,509
Net realized gain (loss) .............................................................................. (432,480) 161,932
Net change in unrealized appreciation (depreciation) .......................................................... (125,739,591) 122,798,516
Net increase in net assets resulting from operations .............................................................
18,681,263 370,639,957
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(143,862,673)
(b)
(241,477,998)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase in net assets derived from capital share transactions ...................................................
883,254,530 1,723,847,656
NET ASSETS
Total increase in net assets ............................................................................. 758,073,120 1,853,009,615
Beginning of period ..................................................................................
10,878,333,037 9,025,323,422
End of period ......................................................................................
$ 11,636,406,157 $ 10,878,333,037
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
2026
iShares Semi-Annual Financial Statements and Additional Information

iShares California Muni Bond ETF
Six Months
Ended
08/31/26
(unaudited)
Year Ended
02/28/26
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Net asset value, beginning of period ................
$ 58.27  $ 57.35  $ 57.67  $ 56.14  $ 60.11  $ 61.79
Net investment income
(a)
........................
0 .86  1 .70  1 .64  1 .40  1 .12  0 .98
Net realized and unrealized gain (loss)
(b)
..............
(2.11) 0.92  (0.35) 1.47  (3.99) (1.68)
Net increase (decrease) from investment operations ....... (1.25) 2.62  1.29  2.87  (2.87) (0.70)
Distributions from net investment income
(c)
........... (0.84)
(d)
(1.70) (1.61) (1.34) (1.10) (0.98)
Net asset value, end of period ..................... $ 56.18  $ 58.27  $ 57.35  $ 57.67  $ 56.14  $ 60.11
Total Return
(e)
Based on net asset value ......................... (2.11)%
(f)
4.66% 2.27% 5.20% (4.78)% (1.13)%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.08%
(h)
0.08% 0.08% 0.23% 0.25% 0.25%
Net investment income ...........................
2.98%
(h)
3.01% 2.86% 2.48% 1.98% 1.59%
Supplemental Data
Net assets, end of period (000) ..................... $ 4,629,464  $ 4,169,282  $ 3,911,434  $ 2,756,754  $ 1,928,322  $ 1,839,302
Portfolio turnover rate
(i)
........................... 6% 16% 13% 26% 17% 8%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
iShares Long-Term National Muni Bond
ETF
Six Months
Ended
08/31/26
(unaudited)
Period from
03/17/25
(a)
to 02/28/26
Net asset value, beginning of period ........................................................................
$ 51.36  $ 50.00
Net investment income
(b)
................................................................................
1 .00  1 .96
Net realized and unrealized gain (loss)
(c)
......................................................................
(2.37) 1.15
Net increase (decrease) from investment operations ............................................................... (1.37) 3.11
Distributions from net investment income
(d)
................................................................... (0.91)
(e)
(1.75)
Net asset value, end of period ............................................................................. $ 49.08  $ 51.36
Total Return
(f)
Based on net asset value ................................................................................. (2.68)%
(g)
6.40%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ........................................................................................
0.09%
(i)
0.09%
(i)
Total expenses after fees waived ............................................................................
0.08%
(i)
0.09%
(i)
Net investment income ...................................................................................
3.93%
(i)
4.14%
(i)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 1,596,206  $ 29,534
Portfolio turnover rate
(j)
................................................................................... 14% 11%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Semi-Annual Financial Statements and Additional Information

iShares National Muni Bond ETF
Six Months
Ended
08/31/26
(unaudited)
Year Ended
02/28/26
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Net asset value, beginning of period ................
$ 108.72  $ 107.37  $ 107.92  $ 105.44  $ 112.61  $ 115.31
Net investment income
(a)
........................
1 .73  3 .40  3 .25  2 .96  2 .41  2 .07
Net realized and unrealized gain (loss)
(b)
..............
(3.78) 1.32  (0.58) 2.42  (7.29) (2.69)
Net increase (decrease) from investment operations ....... (2.05) 4.72  2.67  5.38  (4.88) (0.62)
Distributions from net investment income
(c)
........... (1.72)
(d)
(3.37) (3.22) (2.90) (2.29) (2.08)
Net asset value, end of period ..................... $ 104.95  $ 108.72  $ 107.37  $ 107.92  $ 105.44  $ 112.61
Total Return
(e)
Based on net asset value ......................... (1.87)%
(f)
4.51% 2.52% 5.20% (4.32)% (0.54)%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.05%
(h)
0.05% 0.05% 0.07% 0.07% 0.07%
Net investment income ...........................
3.22%
(h)
3.21% 3.03% 2.79% 2.27% 1.78%
Supplemental Data
Net assets, end of period (000) ..................... $ 45,378,301  $ 43,248,060  $ 40,960,739  $ 36,791,157  $ 31,411,694  $ 24,188,200
Portfolio turnover rate
(i)
........................... 5% 11% 17% 27% 20% 9%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
iShares New York Muni Bond ETF
Six Months
Ended
08/31/26
(unaudited)
Year Ended
02/28/26
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Net asset value, beginning of period ................
$ 54.41  $ 53.69  $ 53.89  $ 52.42  $ 56.09  $ 57.48
Net investment income
(a)
........................
0 .86  1 .66  1 .52  1 .33  1 .11  1 .06
Net realized and unrealized gain (loss)
(b)
..............
(1.92) 0.67  (0.24) 1.43  (3.70) (1.39)
Net increase (decrease) from investment operations ....... (1.06) 2.33  1.28  2.76  (2.59) (0.33)
Distributions from net investment income
(c)
........... (0.84)
(d)
(1.61) (1.48) (1.29) (1.08) (1.06)
Net asset value, end of period ..................... $ 52.51  $ 54.41  $ 53.69  $ 53.89  $ 52.42  $ 56.09
Total Return
(e)
Based on net asset value ......................... (1.92)%
(f)
4.45% 2.42% 5.36% (4.62)% (0.57)%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.09%
(h)
0.15% 0.25% 0.25% 0.25% 0.25%
Net investment income ...........................
3.20%
(h)
3.13% 2.83% 2.52% 2.09% 1.83%
Supplemental Data
Net assets, end of period (000) ..................... $ 1,457,083  $ 1,232,321  $ 850,920  $ 662,835  $ 545,123  $ 544,101
Portfolio turnover rate
(i)
........................... 3% 9% 11% 31% 12% 8%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Semi-Annual Financial Statements and Additional Information

iShares Short-Term National Muni Bond ETF
Six Months
Ended
08/31/26
(unaudited)
Year Ended
02/28/26
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Net asset value, beginning of period ................
$ 107.28  $ 105.99  $ 105.10  $ 103.57  $ 105.52  $ 107.39
Net investment income
(a)
........................
1 .38  2 .66  2 .27  1 .85  1 .14  0 .70
Net realized and unrealized gain (loss)
(b)
..............
(1.22) 1.23  0.86  1.54  (2.09) (1.84)
Net increase (decrease) from investment operations ....... 0.16  3.89  3.13  3.39  (0.95) (1.14)
Distributions from net investment income
(c)
........... (1.37)
(d)
(2.60) (2.24) (1.86) (1.00) (0.73)
Net asset value, end of period ..................... $ 106.07  $ 107.28  $ 105.99  $ 105.10  $ 103.57  $ 105.52
Total Return
(e)
Based on net asset value ......................... 0.20%
(f)
3.69% 3.02% 3.30% (0.90)% (1.03)%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.07%
(h)
0.07% 0.07% 0.07% 0.07% 0.07%
Net investment income ...........................
2.57%
(h)
2.50% 2.16% 1.78% 1.10% 0.65%
Supplemental Data
Net assets, end of period (000) ..................... $ 11,636,406  $ 10,878,333  $ 9,025,323  $ 8,959,613  $ 10,460,749  $ 7,518,569
Portfolio turnover rate
(i)
........................... 12% 29% 30% 28% 26% 16%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price
(including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund.
The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income
iShares ETF
Diversification
Classification
California Muni Bond .................................................................................................. Non-diversified
Long-Term National Muni Bond ........................................................................................... Non-diversified
National Muni Bond ................................................................................................... Diversified
New York Muni Bond .................................................................................................. Non-diversified
Short-Term National Muni Bond ........................................................................................... Diversified

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information

securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the Long-Term National Muni Bond, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2030 in an amount equal to the acquired fund fees and expenses, if any attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.
iShares ETF Investment Advisory Fees
California Muni Bond ............................................................................................... 0 .08%
Long-Term National Muni Bond ........................................................................................ 0 .09
National Muni Bond ................................................................................................ 0 .05
New York Muni Bond ............................................................................................... 0 .09
Short-Term National Muni Bond ........................................................................................ 0 .07

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
For the National Muni Bond, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2027 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended August 31, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. Purchases and Sales
For the six months ended August 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended August 31, 2026, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of February 28, 2026, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains  as follows:
iShares ETF Amounts Waived
Long-Term National Muni Bond ........................................................................................... $ 74,040
iShares ETF Purchases Sales
California Muni Bond ................................................................................... $ 902,688,807 $ 260,770,822
Long-Term National Muni Bond ............................................................................ 1,843,654,631 180,517,416
National Muni Bond .................................................................................... 6,130,087,683 2,131,945,023
New York Muni Bond ................................................................................... 313,181,916 34,874,622
Short-Term National Muni Bond ............................................................................ 2,433,454,638 1,282,093,077
iShares ETF
In-kind
Purchases
In-kind
Sales
Long-Term National Muni Bond ............................................................................ $ — $ 67,140,625
Short-Term National Muni Bond ............................................................................ 11,635,469 —
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
California Muni Bond .................................................................................................. $ (33,804,604)
National Muni Bond ................................................................................................... (446,010,407)
New York Muni Bond .................................................................................................. (7,092,328)
Short-Term National Muni Bond ........................................................................................... (44,852,938)
(a)
Amounts available to offset future realized capital gains.

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information

As of August 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in issuers located in a single state or limited number of states, When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity
of,
the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedule of
Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
California Muni Bond ............................................... $ 4,810,417,016 $ 11,907,098 $ (123,287,991) $ (111,380,893)
Long-Term National Muni Bond ........................................ 1,664,570,973 65,997 (45,845,834) (45,779,837)
National Muni Bond ................................................ 46,482,898,598 75,324,215 (1,355,735,899) (1,280,411,684)
New York Muni Bond ............................................... 1,489,798,062 1,735,764 (41,881,328) (40,145,564)
Short-Term National Muni Bond ........................................ 11,780,565,673 22,435,528 (38,117,428) (15,681,900)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
08/31/26
Year Ended
02/28/26
iShares ETF Shares Amount Shares Amount
California Muni Bond
Shares sold 10,950,000 $ 625,518,312 14,850,000 $ 850,848,879
Shares redeemed
(100,000) (5,687,507) (11,500,000) (637,188,625)
10,850,000 $ 619,830,805 3,350,000 $ 213,660,254
Long-Term National Muni Bond
Shares sold 34,550,000 $ 1,740,543,317 575,000 $ 28,673,118
Shares redeemed
(2,600,000) (129,568,927) — —
31,950,000 $ 1,610,974,390 575,000 $ 28,673,118
National Muni Bond
Shares sold 41,700,000 $ 4,447,857,760 60,400,000 $ 6,394,982,870
Shares redeemed
(7,100,000) (752,125,388) (44,100,000) (4,611,785,490)
34,600,000 $ 3,695,732,372 16,300,000 $ 1,783,197,380
New York Muni Bond
Shares sold 5,150,000 $ 274,668,426 6,950,000 $ 371,273,874
Shares redeemed
(50,000) (2,674,310) (150,000) (7,782,740)
5,100,000 $ 271,994,116 6,800,000 $ 363,491,134
Short-Term National Muni Bond
Shares sold 8,300,000 $ 883,254,530 20,550,000 $ 2,180,734,643
Shares redeemed
— — (4,300,000) (456,886,987)
8,300,000 $ 883,254,530 16,250,000 $ 1,723,847,656

Additional Information
2026
iShares Semi-Annual Financial Statements and Additional Information

Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund's Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract
iShares California Muni Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2026
iShares Semi-Annual Financial Statements and Additional Information

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

Board Review and Approval of Investment Advisory Contract
(continued)

Board Review and Approval of Investment Advisory Contract
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Long-Term National Muni Bond ETF, iShares Short-Term National Muni Bond ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day

Board Review and Approval of Investment Advisory Contract
(continued)
2026
iShares Semi-Annual Financial Statements and Additional Information

management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee
structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for

Board Review and Approval of Investment Advisory Contract
(continued)

Board Review and Approval of Investment Advisory Contract
by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares National Muni Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also considered the tradability, liquidity and developed capital markets ecosystem associated with the Fund in relation to comparison funds in the Fund’s Peer Group that do not have similar attributes. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund,
Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product

Board Review and Approval of Investment Advisory Contract
(continued)
2026
iShares Semi-Annual Financial Statements and Additional Information

design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Board Review and Approval of Investment Advisory Contract
(continued)

Board Review and Approval of Investment Advisory Contract
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares New York Muni Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative

Board Review and Approval of Investment Advisory Contract
(continued)
2026
iShares Semi-Annual Financial Statements and Additional Information

performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment

Board Review and Approval of Investment Advisory Contract
(continued)

Board Review and Approval of Investment Advisory Contract
vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
2026
Semi-Annual Financial Statements and Additional Information

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGC-ICC Assured Guaranty Corp. – Insured Custody Certificate
AGM Assured Guaranty Municipal Corp.
AGM-CR AGM Insured Custodial Receipt
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
BAM-TCRS Build America Mutual Assurance Co. - Transferable Custodial Receipts
BHAC-CR Berkshire Hathaway Assurance Corp. Custodial Receipt
COP Certificates of Participation
FGIC Financial Guaranty Insurance Co.
GO General Obligation Bonds
GTD Guaranteed
HERBIP Higher Education Revenue Bond Intercept Program
LIQ Liquidity Agreement
LOC Letter of Credit
NPFGC National Public Finance Guarantee Corp.
NPFGC-IBC National Public Finance Guarantee Corp. — Insured Bond Certificate
OK CERF Oklahoma Credit Enhancement Reserve Fund
PSF Permanent School Fund
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bonds
SAP Subject to Appropriations
SAW State Aid Withholding
SBPA Standby Bond Purchase Agreement
SCSDE South Carolina State Department of Education
VRDN Variable Rate Demand Notes

Want to know more?
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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

AUGUST 31, 2026
2026 Semi-Annual
Financial Statements and
Additional Information (Unaudited)
iShares Trust
iShares Agency Bond ETF | AGZ | NYSE Arca
iShares BBB Rated Corporate Bond ETF | LQDB | NYSE Arca

Page
2

Schedule of Investments
(unaudited)
August 31, 2026
iShares
®
Agency Bond ETF
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Financial Services — 1.4%
Private Export Funding Corp.
Series PP , 1.40% , 07/15/28 ........... USD 6,283 $ 5,924,991
Series RR , 4.30% , 12/15/28 .......... 3,010 2,993,819
8,918,810
Total Corporate Bonds — 1 .4%
(Cost: $ 9,314,351 ) ............................... 8,918,810
Foreign Government Obligations
Israel — 0.4%
State of Israel Government Bond , 5.50% ,
09/18/33 ....................... 2,368 2,462,900
Total Foreign Government Obligations — 0 .4%
(Cost: $ 2,517,359 ) ............................... 2,462,900
U.S. Government Sponsored Agency Securities
Agency Obligations — 92.8%
Federal Farm Credit Bank Bonds
1.00% , 08/03/27 .................. 2,000 1,942,678
1.10% , 03/03/27 .................. 3,000 2,952,961
1.12% , 09/01/28 .................. 1,570 1,466,502
1.15% , 08/12/30 .................. 10,100 8,819,600
1.32% , 09/09/30 .................. 3,410 2,988,693
1.38% , 01/14/31 .................. 3,000 2,601,534
1.55% , 07/26/30 .................. 1,070 951,118
1.65% , 07/23/35 .................. 1,060 805,701
1.69% , 08/20/35 .................. 1,090 825,350
1.88% , 06/16/31 .................. 1,000 877,034
2.47% , 07/18/35 .................. 1,000 825,857
3.11% , 08/05/48 .................. 1,000 674,493
3.19% , 01/16/29 .................. 500 485,874
3.30% , 03/23/32 .................. 1,164 1,084,111
3.33% , 07/12/32 .................. 1,000 930,722
3.38% , 09/15/27 - 01/07/28 ........... 6,660 6,580,018
3.63% , 08/27/27 .................. 26,000 25,848,027
3.75% , 07/03/28 .................. 415 410,588
3.80% , 04/05/32 .................. 2,088 1,980,632
3.88% , 03/27/28 - 03/27/29 ........... 6,013 5,948,768
4.00% , 08/06/27 - 04/01/30 ........... 6,325 6,253,838
4.25% , 03/20/28 - 08/03/29 ........... 8,820 8,781,204
4.38% , 04/10/29 .................. 5,083 5,075,629
4.42% , 06/16/28 .................. 998 995,551
4.50% , 03/26/27 - 09/22/28 ........... 7,650 7,666,513
4.75% , 04/30/29 .................. 2,550 2,568,122
4.88% , 10/27/32 .................. 1,000 1,009,002
5.15% , 02/17/39 .................. 998 974,654
Federal Home Loan Bank Bonds
2.13% , 09/14/29 - 12/14/29 ........... 3,540 3,293,855
2.75% , 03/25/27 .................. 3,000 2,973,355
3.25% , 06/09/28 - 11/16/28 ........... 12,415 12,146,178
3.50% , 09/09/27 - 03/03/28 ........... 53,080 52,567,936
4.00% , 03/10/27 - 06/30/28 ........... 13,385 13,314,354
4.13% , 09/14/29 .................. 325 321,792
4.38% , 06/09/28 - 03/11/33 ........... 31,620 31,568,884
4.50% , 03/10/28 - 03/09/29 ........... 6,625 6,638,176
4.63% , 06/08/29 - 06/13/31 ........... 20,650 20,757,255
4.75% , 04/09/27
(a)
................. 1,560 1,564,245
4.75% , 12/08/28 - 03/10/34 ........... 4,730 4,742,425
5.50% , 07/15/36 .................. 10,325 10,834,808
5.63% , 03/14/36 .................. 2,060 2,177,265
Federal Home Loan Mortgage Corp.
0.00% , 12/14/29 - 11/15/38
(b)
.......... 23,624 19,134,323
Security
Par (000)
Par (000) Value
Agency Obligations (continued)
0.00% , 11/15/38
(a) (b)
................ USD 3,250 $ 1,741,691
1.50% , 10/29/32 .................. 1,035 852,472
6.25% , 07/15/32 .................. 17,857 19,368,505
6.75% , 09/15/29
(a)
................. 5,250 5,595,650
6.75% , 03/15/31 .................. 14,610 15,920,174
Federal National Mortgage Association
0.00% , 01/15/30
(b)
................. 910 781,518
0.75% , 10/08/27 .................. 76,459 73,591,526
0.88% , 08/05/30 .................. 14,030 12,220,833
1.63% , 08/24/35 .................. 5,000 3,756,769
5.63% , 07/15/37 .................. 4,825 5,114,610
6.21% , 08/06/38 .................. 2,525 2,806,392
6.25% , 05/15/29 .................. 18,475 19,328,627
6.63% , 11/15/30 .................. 28,377 30,635,893
7.13% , 01/15/30 .................. 23,419 25,338,243
7.25% , 05/15/30 .................. 10,686 11,687,704
Resolution Funding Corp. Coupon STRIPS ,
0.00% , 01/15/30
(b) (c)
................ 2,100 1,798,733
Resolution Funding Corp. Principal STRIPS ,
0.00% , 01/15/30
(b) (c)
................ 3,550 3,048,801
Tennessee Valley Authority
1.50% , 09/15/31 .................. 2,126 1,833,132
3.50% , 12/15/42 .................. 5,209 4,177,721
3.88% , 03/15/28 - 08/01/30 ........... 4,529 4,474,906
4.25% , 09/15/52 .................. 4,529 3,652,939
4.25% , 09/15/65
(a)
................. 3,500 2,706,677
4.38% , 08/01/34 .................. 2,550 2,485,593
4.63% , 09/15/60 .................. 5,100 4,282,736
4.65% , 06/15/35 .................. 575 566,750
4.70% , 07/15/33 .................. 3,312 3,300,667
4.88% , 05/15/35 - 01/15/48 ........... 9,603 9,421,461
5.25% , 09/15/39 - 02/01/55 ........... 7,605 7,620,468
5.38% , 04/01/56 .................. 2,700 2,593,282
5.50% , 06/15/38 .................. 307 316,861
5.88% , 04/01/36 .................. 7,671 8,237,399
6.15% , 01/15/38 .................. 2,000 2,208,521
7.13% , 05/01/30 .................. 10,547 11,466,970
Total U.S. Government Sponsored Agency Securities — 92 .8%
(Cost: $ 601,521,996 ) .............................. 587,293,849
U.S. Treasury Obligations
U.S. Treasury Bonds , 4.63% , 02/15/46 ..... 2,500 2,312,891
U.S. Treasury Notes , 4.13% , 06/15/29 ...... 18,000 17,872,031
Total U.S. Treasury Obligations — 3 .2%
(Cost: $ 20,278,344 ) ............................... 20,184,922
Total Long-Term Investments — 97.8%
(Cost: $ 633,632,050 ) .............................. 618,860,481

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
Agency Bond ETF
4
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.65%
(d) (e) (f)
................ 9,216,277 $ 9,216,277
Total Short-Term Securities — 1 .5%
(Cost: $ 9,216,277 ) ............................... 9,216,277
Total Investments — 99 .3%
(Cost: $ 642,848,327 ) .............................. 628,076,758
Other Assets Less Liabilities — 0.7% .................... 4,577,116
Net Assets — 100.0% ...............................
$ 632,653,874
(a)
All or a portion of this security is on loan.
(b)
Zero-coupon bond.
(c)
Rates are discount rates or a range of discount rates as of period end.
(d)
Affiliate of the Fund.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(f)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/28/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
Shares
Held at
08/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 2,348,905 $ 6,867,372
(a)
$ — $ — $ — $ 9,216,277 9,216,277 $ 89,378
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 8,918,810 $ — $ 8,918,810
Foreign Government Obligations .............................. — 2,462,900 — 2,462,900
U.S. Government Sponsored Agency Securities .................... — 587,293,849 — 587,293,849
U.S. Treasury Obligations ................................... — 20,184,922 — 20,184,922
Short-Term Securities
Money Market Funds ...................................... 9,216,277 — — 9,216,277
$ 9,216,277 $ 618,860,481 $ — $ 628,076,758

Schedule of Investments
(unaudited)
August 31, 2026
iShares
®
BBB Rated Corporate Bond ETF
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 3.1%
Boeing Co. (The)
2.70% , 02/01/27 .................. USD 25 $ 24,796
5.04% , 05/01/27 .................. 40 40,146
6.30% , 05/01/29 .................. 25 25,814
5.15% , 05/01/30 .................. 105 105,218
3.63% , 02/01/31 .................. 25 23,536
6.39% , 05/01/31 .................. 25 26,229
6.53% , 05/01/34 .................. 80 85,298
3.25% , 02/01/35 .................. 30 25,444
5.71% , 05/01/40 .................. 77 75,554
3.75% , 02/01/50 .................. 10 6,947
5.81% , 05/01/50 .................. 115 108,316
6.86% , 05/01/54 .................. 55 58,874
3.95% , 08/01/59 .................. 15 10,029
5.93% , 05/01/60 .................. 90 83,937
7.01% , 05/01/64 .................. 20 21,576
HEICO Corp.
4.95% , 08/01/31 .................. 10 9,927
5.35% , 08/01/33 .................. 30 29,989
Howmet Aerospace, Inc.
3.00% , 01/15/29 .................. 15 14,398
4.55% , 11/15/32 .................. 15 14,498
4.75% , 04/15/36 .................. 35 33,381
Huntington Ingalls Industries, Inc., 5.75%,
01/15/35 ...................... 25 25,245
L3Harris Technologies, Inc.
4.40% , 06/15/28 .................. 59 58,651
1.80% , 01/15/31 .................. 20 17,503
5.35% , 06/01/34 .................. 40 39,825
5.05% , 04/27/45 .................. 25 22,351
5.60% , 07/31/53 .................. 20 18,690
Leidos, Inc., 4.38%, 05/15/30 .......... 26 25,319
Northrop Grumman Corp.
3.25% , 01/15/28 .................. 75 73,655
4.90% , 06/01/34
(a)
................. 25 24,379
5.25% , 07/15/35 .................. 35 34,774
5.15% , 05/01/40
(a)
................. 20 18,965
3.85% , 04/15/45 .................. 10 7,610
4.03% , 10/15/47 .................. 55 41,830
5.25% , 05/01/50
(a)
................. 35 31,483
5.20% , 06/01/54
(a)
................. 15 13,332
RTX Corp.
3.13% , 05/04/27 .................. 25 24,789
4.13% , 11/16/28 .................. 80 79,005
2.25% , 07/01/30
(a)
................. 20 18,161
5.15% , 02/27/33 .................. 45 45,000
6.10% , 03/15/34
(a)
................. 50 52,531
4.45% , 11/16/38 .................. 45 40,542
4.50% , 06/01/42 .................. 50 43,247
4.15% , 05/15/45 .................. 50 39,867
3.75% , 11/01/46 .................. 35 26,093
4.63% , 11/16/48 .................. 55 45,589
2.82% , 09/01/51 .................. 50 29,559
5.38% , 02/27/53 .................. 25 22,859
6.40% , 03/15/54 .................. 40 41,810
Textron, Inc.
2.45% , 03/15/31 .................. 25 22,387
5.50% , 05/15/35 .................. 10 9,946
1,818,904
Security
Par (000)
Par (000) Value
Air Freight & Logistics — 0.1%
FedEx Corp., 5.25%, 05/15/50 .......... USD 35 $ 30,931
GXO Logistics, Inc., 6.25%, 05/06/29 ...... 35 35,937
66,868
Automobile Components — 0.1%
Aptiv Swiss Holdings Ltd.
3.10% , 12/01/51 .................. 15 8,810
4.15% , 05/01/52
(a)
................. 36 25,551
BorgWarner, Inc., 2.65%, 07/01/27 ....... 26 25,610
Lear Corp., 5.25%, 05/15/49
(a)
.......... 12 10,358
70,329
Automobiles — 1.0%
Ford Motor Co.
7.45% , 07/16/31 .................. 140 150,179
3.25% , 02/12/32 .................. 30 26,266
6.10% , 08/19/32 .................. 40 40,393
4.75% , 01/15/43 .................. 60 46,295
5.29% , 12/08/46 .................. 30 24,224
General Motors Co.
5.00% , 04/01/35
(a)
................. 40 37,927
6.60% , 04/01/36 .................. 55 57,740
5.15% , 04/01/38 .................. 30 27,777
6.25% , 10/02/43
(a)
................. 35 34,176
5.20% , 04/01/45 .................. 15 12,886
6.75% , 04/01/46 .................. 35 35,839
5.40% , 04/01/48
(a)
................. 15 13,021
5.95% , 04/01/49 .................. 15 13,945
Honda Motor Co. Ltd.
4.69% , 07/08/30 .................. 25 24,663
2.97% , 03/10/32 .................. 25 22,227
567,558
Banks — 4.1%
Barclays plc, 4.84%, 05/09/28 .......... 200 199,660
Citigroup, Inc.
4.45% , 09/29/27 .................. 65 64,867
4.13% , 07/25/28 .................. 115 113,624
6.63% , 06/15/32 .................. 55 58,480
6.68% , 09/13/43 .................. 19 20,152
5.30% , 05/06/44 .................. 25 22,609
4.75% , 05/18/46 .................. 45 37,028
Citizens Financial Group, Inc.
(1-day SOFR + 2.01%), 5.84% , 01/23/30
(b)
35 35,598
3.25% , 04/30/30 .................. 35 32,836
(1-day SOFR + 1.26%), 5.25% , 03/05/31
(b)
20 20,001
(1-day SOFR + 1.91%), 5.72% , 07/23/32
(b)
35 35,394
2.64% , 09/30/32 .................. 30 25,403
Fifth Third Bancorp
(SOFR Index + 2.19%), 6.36% , 10/27/28
(b)
45 45,753
(1-day SOFR + 2.34%), 6.34% , 07/27/29
(b)
25 25,685
(SOFR Index + 2.13%), 4.77% , 07/28/30
(b)
85 84,354
(1-day SOFR + 1.84%), 5.63% , 01/29/32
(b)
45 45,540
(1-day SOFR + 1.66%), 4.34% , 04/25/33
(b)
45 42,583
(1-day SOFR + 1.24%), 5.14% , 01/29/37
(b)
10 9,558
8.25% , 03/01/38 .................. 10 11,854
HSBC Holdings plc, 6.50%, 09/15/37 ...... 100 104,983
Huntington Bancshares, Inc.
(b)
(1-day SOFR + 2.02%), 6.21% , 08/21/29 . 45 46,058
(1-day SOFR + 1.28%), 5.27% , 01/15/31 . 25 25,034
(SOFR Index + 1.87%), 5.71% , 02/02/35 . 40 40,019
KeyCorp
2.25% , 04/06/27 .................. 15 14,810
2.55% , 10/01/29 .................. 80 74,481
(SOFR Index + 2.06%), 4.79% , 06/01/33
(b)
58 55,910
(SOFR Index + 2.42%), 6.40% , 03/06/35
(b)
40 41,601

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
BBB Rated Corporate Bond ETF
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.37%), 5.31% , 01/28/37
(b)
USD 25 $ 23,999
Pinnacle Financial Partners, Inc.
(b)
(1-day SOFR + 2.35%), 6.17% , 11/01/30 . 30 30,457
(1-day SOFR + 1.70%), 5.60% , 05/19/32 . 10 9,877
Regions Financial Corp.
(b)
(1-day SOFR + 1.49%), 5.72% , 06/06/30 . 40 40,655
(1-day SOFR + 2.06%), 5.50% , 09/06/35 . 30 29,518
Santander Holdings USA, Inc.
3.24% , 10/05/26 .................. 20 19,975
(1-day SOFR + 1.25%), 2.49% , 01/06/28
(b)
20 19,833
(1-day SOFR + 2.36%), 6.50% , 03/09/29
(b)
25 25,519
(1-day SOFR + 1.61%), 5.47% , 03/20/29
(b)
15 15,094
(1-day SOFR + 2.50%), 6.17% , 01/09/30
(b)
75 76,538
(1-day SOFR + 1.88%), 5.74% , 03/20/31
(b)
100 101,267
(1-day SOFR + 3.28%), 7.66% , 11/09/31
(b)
70 75,659
(1-day SOFR + 1.28%), 5.22% , 06/05/32
(b)
40 39,386
(1-day SOFR + 2.14%), 6.34% , 05/31/35
(a) (b)
25 25,796
(1-day SOFR + 1.60%), 5.70% , 06/05/37
(b)
30 29,218
Santander UK Group Holdings plc, (1-day SOFR
+ 2.60%), 6.53%, 01/10/29
(b)
......... 200 204,080
Truist Financial Corp., 3.88%, 03/19/29 .... 35 34,136
Wachovia Corp., 5.50%, 08/01/35 ........ 30 29,582
Wells Fargo & Co.
4.30% , 07/22/27 .................. 60 59,879
5.61% , 01/15/44 .................. 53 49,410
4.90% , 11/17/45 .................. 100 84,099
4.40% , 06/14/46 .................. 60 47,017
4.75% , 12/07/46 .................. 45 36,823
2,441,692
Beverages — 0.9%
Coca-Cola Consolidated, Inc., 5.45%, 06/01/34 30 30,249
Constellation Brands, Inc.
3.60% , 02/15/28 .................. 50 49,223
3.15% , 08/01/29 .................. 20 19,038
4.75% , 05/09/32 .................. 33 32,165
4.95% , 11/01/35
(a)
................. 25 23,798
3.75% , 05/01/50 .................. 60 42,278
Keurig Dr Pepper, Inc.
4.60% , 05/25/28 .................. 35 34,872
5.05% , 03/15/29 .................. 10 10,012
3.95% , 04/15/29 .................. 20 19,500
Series 31* , 2.25% , 03/15/31 .......... 90 79,430
5.15% , 05/15/35
(a)
................. 35 33,878
3.35% , 03/15/51 .................. 30 19,002
4.50% , 04/15/52
(a)
................. 35 27,038
Maple Parent Holdings Corp., 6.63%, 03/26/56
(c)
15 15,036
Molson Coors Beverage Co.
4.90% , 07/08/31 .................. 20 19,717
5.50% , 07/08/36 .................. 20 19,570
5.00% , 05/01/42 .................. 25 22,030
4.20% , 07/15/46 .................. 35 26,773
523,609
Biotechnology — 2.0%
Amgen, Inc.
2.20% , 02/21/27 .................. 60 59,403
5.15% , 03/02/28 .................. 60 60,354
1.65% , 08/15/28 .................. 15 14,153
2.45% , 02/21/30 .................. 120 110,556
5.25% , 03/02/30 .................. 50 50,415
2.30% , 02/25/31 .................. 55 49,117
5.25% , 03/02/33 .................. 135 135,044
3.15% , 02/21/40 .................. 25 18,857
2.80% , 08/15/41 .................. 40 27,933
5.15% , 11/15/41 .................. 10 9,188
Security
Par (000)
Par (000) Value
Biotechnology (continued)
5.60% , 03/02/43 .................. USD 25 $ 23,997
4.40% , 05/01/45 .................. 45 36,682
5.50% , 02/19/46 .................. 30 28,045
4.56% , 06/15/48 .................. 25 20,294
3.38% , 02/21/50 .................. 50 33,742
4.66% , 06/15/51 .................. 65 52,791
4.88% , 03/01/53 .................. 25 20,762
5.65% , 03/02/53 .................. 135 125,548
2.77% , 09/01/53 .................. 45 25,340
5.75% , 03/02/63 .................. 75 69,306
Baxalta, Inc., 5.25%, 06/23/45 .......... 52 47,342
Biogen, Inc.
2.25% , 05/01/30 .................. 60 54,447
5.75% , 05/15/35 .................. 10 10,159
5.20% , 09/15/45 .................. 25 22,334
3.15% , 05/01/50 .................. 21 13,051
3.25% , 02/15/51 .................. 43 26,977
Regeneron Pharmaceuticals, Inc.
1.75% , 09/15/30 .................. 22 19,343
2.80% , 09/15/50 .................. 25 14,512
Vylor, Inc., 5.63%, 08/15/36
(c)
........... 30 29,970
1,209,662
Broadline Retail — 0.2%
eBay, Inc.
3.60% , 06/05/27 .................. 35 34,762
4.25% , 03/06/29 .................. 20 19,721
2.70% , 03/11/30 .................. 50 46,185
2.60% , 05/10/31 .................. 10 8,942
3.65% , 05/10/51 .................. 30 20,625
130,235
Building Products — 0.9%
Amrize Finance US LLC
4.70% , 04/07/28 .................. 15 14,987
5.40% , 04/07/35 .................. 25 24,714
4.75% , 09/22/46 .................. 15 12,674
Carlisle Cos., Inc.
3.75% , 12/01/27 .................. 49 48,447
5.25% , 09/15/35 .................. 30 29,300
5.55% , 09/15/40 .................. 10 9,599
Carrier Global Corp.
2.49% , 02/15/27 .................. 15 14,876
2.72% , 02/15/30 .................. 25 23,229
2.70% , 02/15/31 .................. 15 13,608
5.90% , 03/15/34 .................. 49 50,545
3.38% , 04/05/40 .................. 15 11,659
3.58% , 04/05/50 .................. 38 26,353
CRH America Finance, Inc.
4.40% , 02/09/31 .................. 60 58,364
5.00% , 02/09/36 .................. 35 33,450
5.60% , 02/09/56 .................. 25 23,206
Fortune Brands Innovations, Inc., 5.88%,
06/01/33
(a)
..................... 30 30,658
Johnson Controls International plc
5.50% , 04/19/29 .................. 10 10,148
2.00% , 09/16/31
(a)
................. 24 20,773
4.50% , 02/15/47 .................. 15 12,281
Masco Corp., 2.00%, 02/15/31 .......... 10 8,693
Owens Corning
5.70% , 06/15/34
(a)
................. 20 20,245
4.30% , 07/15/47 .................. 20 15,685
5.95% , 06/15/54
(a)
................. 10 9,675
523,169

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
BBB Rated Corporate Bond ETF
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets — 5.0%
Apollo Debt Solutions BDC
6.90% , 04/13/29 .................. USD 30 $ 30,649
5.88% , 08/30/30 .................. 10 9,849
6.70% , 07/29/31
(a)
................. 50 50,597
6.55% , 03/15/32 .................. 20 20,102
Ares Capital Corp.
2.88% , 06/15/28 .................. 65 62,442
5.88% , 03/01/29 .................. 25 25,137
5.50% , 09/01/30 .................. 20 19,667
5.25% , 04/12/31 .................. 10 9,664
5.80% , 03/08/32 .................. 55 54,180
Ares Management Corp., 5.60%, 10/11/54 .. 20 17,522
Ares Strategic Income Fund
5.70% , 03/15/28 .................. 25 25,071
5.45% , 09/09/28 .................. 30 29,883
4.85% , 01/15/29 .................. 20 19,649
6.35% , 08/15/29 .................. 10 10,113
5.60% , 02/15/30 .................. 20 19,655
6.20% , 03/21/32 .................. 35 34,565
BGC Group, Inc., 6.15%, 04/02/30 ....... 30 30,347
Blackstone Private Credit Fund
3.25% , 03/15/27 .................. 40 39,650
7.30% , 11/27/28 .................. 10 10,309
4.00% , 01/15/29 .................. 25 23,967
5.95% , 07/16/29 .................. 30 29,965
5.05% , 09/10/30 .................. 20 19,165
5.35% , 03/12/31 .................. 25 23,995
6.00% , 01/29/32 .................. 55 53,910
Blackstone Secured Lending Fund
2.75% , 09/16/26 .................. 15 14,983
2.13% , 02/15/27 .................. 10 9,879
2.85% , 09/30/28 .................. 33 31,217
5.30% , 06/30/30 .................. 20 19,406
5.13% , 01/31/31 .................. 25 23,793
Blue Owl Capital Corp., 6.20%, 07/15/30 ... 25 24,905
Blue Owl Credit Income Corp.
7.95% , 06/13/28 .................. 50 51,547
6.60% , 09/15/29 .................. 20 20,150
5.80% , 03/15/30 .................. 50 48,785
Blue Owl Finance LLC, 3.13%, 06/10/31
(a)
... 40 35,161
Blue Owl Technology Finance Corp., 6.75%,
04/04/29
(a)
..................... 25 25,071
CI Financial Corp., 3.20%, 12/17/30 ...... 20 18,005
Deutsche Bank AG
(b)
(1-day SOFR + 1.59%), 5.71% , 02/08/28 . 170 170,760
(1-day SOFR + 3.18%), 6.72% , 01/18/29 . 150 153,491
(1-day SOFR + 3.04%), 3.55% , 09/18/31 . 155 144,504
FactSet Research Systems, Inc.
2.90% , 03/01/27 .................. 10 9,911
3.45% , 03/01/32
(a)
................. 10 9,011
Goldman Sachs Group, Inc. (The)
5.95% , 01/15/27 .................. 15 15,081
6.45% , 05/01/36 .................. 25 26,019
6.75% , 10/01/37 .................. 105 110,744
5.15% , 05/22/45 .................. 55 48,183
Goldman Sachs Private Credit Corp.
5.38% , 01/31/29 .................. 50 49,658
6.25% , 05/06/30
(a)
................. 30 30,189
5.88% , 01/31/31 .................. 10 9,827
Golub Capital BDC, Inc.
7.05% , 12/05/28 .................. 20 20,522
6.00% , 07/15/29 .................. 20 20,061
Golub Capital Private Credit Fund
5.80% , 09/12/29 .................. 10 9,934
5.88% , 05/01/30
(a)
................. 30 29,458
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Jefferies Financial Group, Inc.
4.30% , 02/11/27
(a)
................. USD 10 $ 9,980
5.88% , 07/21/28 .................. 20 20,333
4.15% , 01/23/30 .................. 25 24,014
5.13% , 04/28/31 .................. 25 24,457
2.63% , 10/15/31 .................. 35 30,319
2.75% , 10/15/32 .................. 30 25,360
6.20% , 04/14/34 .................. 25 25,307
6.25% , 01/15/36 .................. 45 45,182
Lazard Group LLC, 4.38%, 03/11/29 ...... 15 14,777
LPL Holdings, Inc.
4.90% , 04/03/28 .................. 25 24,979
6.75% , 11/17/28 .................. 25 25,881
5.15% , 06/15/30 .................. 25 24,860
6.00% , 05/20/34 .................. 30 30,236
Main Street Capital Corp., 6.95%, 03/01/29 .. 10 10,261
Marex UK Holdings Ltd.
5.83% , 05/08/28 .................. 30 30,162
6.40% , 11/04/29 .................. 20 20,369
Moody's Corp.
2.00% , 08/19/31
(a)
................. 15 13,083
4.25% , 08/08/32 .................. 20 19,148
5.00% , 08/05/34 .................. 10 9,791
5.25% , 07/15/44 .................. 10 9,107
3.75% , 02/25/52
(a)
................. 20 13,896
Morgan Stanley
4.35% , 09/08/26 .................. 45 45,002
3.95% , 04/23/27 .................. 33 32,912
MSCI, Inc.
(a)
5.25% , 09/01/35 .................. 20 19,171
5.15% , 03/15/36 .................. 20 18,946
Nasdaq, Inc.
5.35% , 06/28/28 .................. 25 25,281
1.65% , 01/15/31 .................. 75 65,300
2.50% , 12/21/40 .................. 10 6,777
3.25% , 04/28/50
(a)
................. 25 16,077
5.95% , 08/15/53 .................. 20 19,470
Nomura Holdings, Inc.
5.84% , 01/18/28 .................. 200 202,711
2.61% , 07/14/31 .................. 205 180,810
Sixth Street Lending Partners
6.50% , 03/11/29 .................. 20 20,277
6.13% , 07/15/30 .................. 25 24,983
2,979,527
Chemicals — 1.6%
CF Industries, Inc.
5.15% , 03/15/34 .................. 30 29,343
5.38% , 03/15/44 .................. 35 32,221
Dow Chemical Co. (The)
7.38% , 11/01/29 .................. 10 10,775
2.10% , 11/15/30 .................. 60 52,877
5.65% , 03/15/36 .................. 25 24,530
9.40% , 05/15/39
(a)
................. 15 19,422
4.38% , 11/15/42 .................. 45 35,740
4.80% , 05/15/49 .................. 20 15,740
3.60% , 11/15/50 .................. 50 32,439
6.90% , 05/15/53
(a)
................. 15 15,603
5.95% , 03/15/55
(a)
................. 30 27,499
Eastman Chemical Co.
4.50% , 12/01/28 .................. 14 13,878
5.63% , 02/20/34
(a)
................. 40 39,977
4.65% , 10/15/44 .................. 35 28,912
International Flavors & Fragrances, Inc., 5.00%,
09/26/48
(a)
..................... 10 8,498

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
BBB Rated Corporate Bond ETF
8
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
LYB International Finance III LLC
2.25% , 10/01/30 .................. USD 45 $ 40,089
5.50% , 03/01/34 .................. 30 29,513
5.88% , 01/15/36
(a)
................. 15 14,866
3.38% , 10/01/40 .................. 30 21,692
4.20% , 10/15/49 .................. 25 17,732
4.20% , 05/01/50 .................. 45 31,954
3.80% , 10/01/60 .................. 15 9,254
LyondellBasell Industries NV, 4.63%, 02/26/55 30 22,295
Mosaic Co. (The), 5.63%, 11/15/43 ....... 15 13,810
Nutrien Ltd.
4.90% , 03/27/28 .................. 15 15,034
2.95% , 05/13/30 .................. 67 62,418
5.40% , 06/21/34 .................. 15 14,945
5.35% , 05/29/36 .................. 10 9,769
3.95% , 05/13/50 .................. 45 32,644
PPG Industries, Inc., 3.75%, 03/15/28 ..... 15 14,773
Sherwin-Williams Co. (The)
3.45% , 06/01/27 .................. 63 62,516
4.50% , 08/15/30 .................. 40 39,300
5.15% , 08/15/35 .................. 10 9,788
4.50% , 06/01/47 .................. 25 20,291
3.30% , 05/15/50 .................. 25 16,209
2.90% , 03/15/52 .................. 10 5,916
Westlake Corp.
5.55% , 11/15/35 .................. 20 19,471
5.00% , 08/15/46 .................. 15 12,658
3.13% , 08/15/51 .................. 15 8,882
6.38% , 11/15/55 .................. 15 14,432
947,705
Commercial Services & Supplies — 0.1%
Veralto Corp., 5.45%, 09/18/33 ......... 35 35,206
Communications Equipment — 0.3%
Motorola Solutions, Inc.
4.60% , 02/23/28 .................. 22 21,973
4.60% , 05/23/29 .................. 10 9,931
2.75% , 05/24/31 .................. 45 40,487
5.60% , 06/01/32 .................. 26 26,399
5.20% , 08/15/32 .................. 10 9,954
5.40% , 04/15/34 .................. 10 9,897
5.55% , 08/15/35 .................. 30 29,867
Nokia OYJ, 4.38%, 06/12/27 ........... 50 49,795
198,303
Construction & Engineering — 0.3%
MasTec, Inc., 5.90%, 06/15/29 .......... 70 71,346
Quanta Services, Inc.
4.50% , 01/15/31 .................. 10 9,748
2.35% , 01/15/32 .................. 45 38,916
5.30% , 08/09/33 .................. 10 9,893
5.25% , 08/09/34 .................. 10 9,798
3.05% , 10/01/41 .................. 35 24,715
164,416
Construction Materials — 0.5%
Eagle Materials, Inc., 5.00%, 03/15/36 ..... 25 23,600
Martin Marietta Materials, Inc.
3.50% , 12/15/27 .................. 55 54,216
5.20% , 01/30/32 .................. 10 10,000
5.15% , 12/01/34 .................. 25 24,445
5.63% , 08/15/36 .................. 30 29,978
3.20% , 07/15/51 .................. 40 25,017
5.50% , 12/01/54 .................. 15 13,649
6.38% , 08/15/56 .................. 30 30,621
Security
Par (000)
Par (000) Value
Construction Materials (continued)
Vulcan Materials Co.
3.50% , 06/01/30 .................. USD 19 $ 18,006
4.50% , 06/15/47 .................. 32 25,994
5.70% , 12/01/54 .................. 15 14,192
269,718
Consumer Finance — 3.8%
AerCap Ireland Capital DAC
3.65% , 07/21/27 .................. 150 148,882
4.63% , 10/15/27 .................. 150 149,876
6.15% , 09/30/30 .................. 220 227,396
3.40% , 10/29/33 .................. 150 130,884
Ally Financial, Inc.
4.75% , 06/09/27 .................. 11 11,023
7.10% , 11/15/27 .................. 25 25,636
2.20% , 11/02/28
(a)
................. 55 51,938
8.00% , 11/01/31 .................. 50 54,969
American Honda Finance Corp.
4.25% , 09/01/28 .................. 20 19,802
4.15% , 01/08/29 .................. 10 9,857
4.90% , 03/13/29 .................. 10 9,999
5.15% , 07/09/32 .................. 45 44,568
4.90% , 01/10/34 .................. 30 28,932
5.20% , 03/05/35 .................. 20 19,531
5.10% , 01/08/36 .................. 30 28,894
Capital One Financial Corp.
4.10% , 02/09/27 .................. 20 19,984
3.75% , 03/09/27 .................. 25 24,913
3.65% , 05/11/27 .................. 20 19,899
3.80% , 01/31/28 .................. 25 24,700
6.70% , 11/29/32 .................. 25 26,683
Ford Motor Credit Co. LLC
5.92% , 03/20/28 .................. 200 201,970
5.75% , 04/06/33 .................. 20 19,679
7.12% , 11/07/33 .................. 220 231,625
General Motors Financial Co., Inc.
2.35% , 02/26/27 .................. 65 64,328
5.00% , 04/09/27 .................. 37 37,098
2.70% , 08/20/27 .................. 40 39,308
5.05% , 04/04/28 .................. 25 25,082
2.40% , 10/15/28 .................. 50 47,507
4.30% , 04/06/29 .................. 60 58,976
4.90% , 10/06/29 .................. 90 89,682
5.85% , 04/06/30 .................. 60 61,365
3.60% , 06/21/30 .................. 10 9,460
2.35% , 01/08/31 .................. 120 106,470
5.60% , 06/18/31 .................. 25 25,275
6.40% , 01/09/33 .................. 15 15,692
6.10% , 01/07/34 .................. 50 51,242
5.95% , 04/04/34 .................. 25 25,404
5.90% , 01/07/35 .................. 15 15,102
Synchrony Financial
3.95% , 12/01/27 .................. 25 24,722
5.15% , 03/19/29 .................. 25 24,925
2.88% , 10/28/31 .................. 27 23,708
2,276,986
Consumer Staples Distribution & Retail — 0.8%
Dollar General Corp.
3.50% , 04/03/30 .................. 22 20,805
5.45% , 07/05/33 .................. 25 24,996
4.13% , 04/03/50 .................. 20 14,771
Dollar Tree, Inc.
4.20% , 05/15/28 .................. 40 39,608
2.65% , 12/01/31 .................. 10 8,817

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
BBB Rated Corporate Bond ETF
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
Kroger Co. (The)
2.65% , 10/15/26
(a)
................. USD 20 $ 19,957
2.20% , 05/01/30 .................. 35 31,784
1.70% , 01/15/31
(a)
................. 25 21,755
5.00% , 09/15/34 .................. 30 28,968
4.45% , 02/01/47 .................. 33 26,261
3.95% , 01/15/50 .................. 45 32,490
5.50% , 09/15/54 .................. 40 35,850
5.65% , 09/15/64 .................. 25 22,354
Sysco Corp.
5.95% , 04/01/30 .................. 60 61,489
5.40% , 03/23/35 .................. 30 29,427
4.95% , 03/25/36 .................. 20 18,779
4.45% , 03/15/48 .................. 15 11,679
6.60% , 04/01/50 .................. 30 30,523
3.15% , 12/14/51 .................. 25 15,192
495,505
Containers & Packaging — 0.8%
Amcor Flexibles North America, Inc.
5.10% , 03/17/30 .................. 15 15,019
2.63% , 06/19/30 .................. 15 13,762
2.69% , 05/25/31 .................. 30 26,926
5.50% , 03/17/35
(a)
................. 35 34,825
Avery Dennison Corp., 2.25%, 02/15/32 .... 20 17,221
Berry Global, Inc.
5.50% , 04/15/28 .................. 15 15,170
5.80% , 06/15/31 .................. 15 15,387
5.65% , 01/15/34 .................. 30 30,185
International Paper Co.
6.00% , 11/15/41 .................. 15 14,886
4.40% , 08/15/47
(a)
................. 40 31,283
Packaging Corp. of America
3.00% , 12/15/29 .................. 25 23,562
3.05% , 10/01/51 .................. 15 9,246
Sonoco Products Co.
2.85% , 02/01/32 .................. 28 24,856
5.00% , 09/01/34
(a)
................. 10 9,633
5.75% , 11/01/40
(a)
................. 15 14,713
WRKCo, Inc.
4.90% , 03/15/29 .................. 65 64,970
4.20% , 06/01/32 .................. 40 37,939
3.00% , 06/15/33
(a)
................. 55 47,816
447,399
Distributors — 0.1%
Genuine Parts Co., 2.75%, 02/01/32
(a)
..... 30 26,051
LKQ Corp., 6.25%, 06/15/33 ........... 15 15,355
41,406
Diversified REITs — 0.8%
American Assets Trust LP
3.38% , 02/01/31 .................. 25 22,638
6.15% , 10/01/34 .................. 10 9,925
Digital Realty Trust LP
3.70% , 08/15/27 .................. 65 64,506
5.55% , 01/15/28 .................. 25 25,229
3.60% , 07/01/29 .................. 10 9,639
Equinix Europe 2 Financing Corp. LLC
4.60% , 11/15/30 .................. 25 24,366
5.50% , 06/15/34 .................. 40 39,449
GLP Capital LP
5.75% , 06/01/28 .................. 31 31,283
5.30% , 01/15/29 .................. 15 14,992
3.25% , 01/15/32 .................. 10 8,831
5.25% , 02/15/33 .................. 25 24,068
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
5.63% , 09/15/34 .................. USD 30 $ 29,140
5.63% , 03/01/36 .................. 25 23,820
VICI Properties LP
4.95% , 02/15/30 .................. 35 34,517
5.13% , 11/15/31 .................. 20 19,564
5.13% , 05/15/32 .................. 35 34,048
5.75% , 04/01/34 .................. 20 19,801
5.63% , 04/01/35 .................. 30 29,347
5.63% , 05/15/52 .................. 27 23,641
488,804
Diversified Telecommunication Services — 6.9%
AT&T, Inc.
4.25% , 03/01/27 .................. 25 24,981
2.30% , 06/01/27 .................. 100 98,401
1.65% , 02/01/28 .................. 65 62,340
4.35% , 03/01/29 .................. 75 74,117
4.30% , 02/15/30
(a)
................. 50 48,948
2.75% , 06/01/31 .................. 150 135,257
2.55% , 12/01/33 .................. 110 90,818
5.40% , 02/15/34 .................. 55 54,620
4.50% , 05/15/35 .................. 100 91,845
4.90% , 11/01/35 .................. 45 42,474
5.25% , 10/30/36 .................. 20 19,124
4.90% , 08/15/37 .................. 25 23,075
4.85% , 03/01/39 .................. 35 31,300
3.50% , 06/01/41 .................. 70 51,856
4.30% , 12/15/42 .................. 10 7,899
3.10% , 02/01/43 .................. 55 37,909
4.35% , 06/15/45 .................. 30 22,913
5.55% , 11/01/45 .................. 20 17,784
4.75% , 05/15/46 .................. 70 56,049
4.50% , 03/09/48 .................. 115 87,567
3.65% , 06/01/51 .................. 75 48,113
3.50% , 09/15/53 .................. 165 100,563
5.70% , 11/01/54 .................. 50 43,744
3.55% , 09/15/55 .................. 170 102,694
6.00% , 04/30/56 .................. 15 13,667
6.20% , 10/30/56 .................. 65 60,902
3.80% , 12/01/57 .................. 140 87,825
3.65% , 09/15/59 .................. 115 69,202
3.50% , 02/01/61 .................. 45 25,909
6.30% , 10/30/66
(a)
................. 10 9,323
Bell Telephone Co. of Canada or Bell Canada
(a)
5.10% , 05/11/33 .................. 45 44,086
5.20% , 02/15/34 .................. 30 29,286
5.55% , 02/15/54 .................. 25 22,687
British Telecommunications Ltd., 9.63%,
12/15/30
(d)
..................... 60 69,982
Orange SA
9.00% , 03/01/31
(d)
................. 45 51,695
5.38% , 01/13/42 .................. 35 32,835
5.50% , 02/06/44 .................. 10 9,419
Space Exploration Technologies Corp.
(c)
5.35% , 07/15/31 .................. 95 92,845
5.65% , 07/15/33 .................. 150 144,282
5.88% , 07/15/36 .................. 150 141,074
6.65% , 07/15/56
(a)
................. 100 88,889
Sprint Capital Corp.
6.88% , 11/15/28 .................. 55 57,311
8.75% , 03/15/32 .................. 35 40,579
Telefonica Emisiones SA, 4.67%, 03/06/38 .. 150 132,685
TELUS Corp.
3.40% , 05/13/32
(a)
................. 20 17,949
4.60% , 11/16/48 .................. 15 12,219

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
BBB Rated Corporate Bond ETF
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
2.10% , 03/22/28 .................. USD 50 $ 48,130
4.33% , 09/21/28 .................. 29 28,982
4.02% , 12/03/29 .................. 25 24,359
3.15% , 03/22/30 .................. 50 47,078
1.68% , 10/30/30 .................. 20 17,519
1.75% , 01/20/31 .................. 25 21,817
2.55% , 03/21/31 .................. 181 162,851
2.36% , 03/15/32 .................. 120 103,808
5.05% , 05/09/33 .................. 90 88,880
4.40% , 11/01/34 .................. 50 46,347
5.25% , 04/02/35 .................. 95 92,614
5.00% , 01/15/36 .................. 85 80,571
5.25% , 03/16/37 .................. 80 76,646
2.65% , 11/20/40 .................. 15 10,276
3.40% , 03/22/41 .................. 100 74,393
2.85% , 09/03/41 .................. 10 6,843
5.75% , 11/30/45 .................. 20 18,653
4.86% , 08/21/46 .................. 75 62,596
4.52% , 09/15/48 .................. 25 19,624
2.88% , 11/20/50 .................. 75 43,307
3.55% , 03/22/51 .................. 115 75,954
5.50% , 02/23/54
(a)
................. 40 35,682
4.67% , 03/15/55 .................. 75 57,726
5.88% , 11/30/55 .................. 40 36,846
2.99% , 10/30/56 .................. 85 47,017
3.70% , 03/22/61 .................. 75 48,075
6.00% , 11/30/65 .................. 65 59,665
4,065,301
Electric Utilities — 5.2%
AEP Texas, Inc.
5.45% , 05/15/29 .................. 30 30,417
Series I , 2.10% , 07/01/30 ............ 45 40,426
Series Q , 5.20% , 04/15/36 ........... 10 9,631
5.25% , 05/15/52 .................. 55 47,386
American Electric Power Co., Inc.
Series J , 4.30% , 12/01/28 ............ 10 9,892
5.20% , 01/15/29 .................. 20 20,164
5.95% , 11/01/32 .................. 25 25,866
5.63% , 03/01/33 .................. 45 45,811
Appalachian Power Co., Series Z, 3.70%,
05/01/50 ...................... 10 6,841
Arizona Public Service Co.
5.55% , 08/01/33 .................. 10 10,066
5.10% , 03/15/36 .................. 30 28,794
4.35% , 11/15/45 .................. 20 15,903
3.35% , 05/15/50 .................. 10 6,452
5.90% , 08/15/55 .................. 10 9,511
Avangrid, Inc., 3.80%, 06/01/29 ......... 10 9,697
Duke Energy Corp.
4.85% , 01/05/27 .................. 15 15,030
4.85% , 01/05/29 .................. 15 15,006
2.45% , 06/01/30 .................. 100 91,142
5.75% , 09/15/33 .................. 50 51,012
3.30% , 06/15/41 .................. 20 14,702
4.80% , 12/15/45 .................. 20 16,944
3.75% , 09/01/46 .................. 43 30,742
3.50% , 06/15/51 .................. 45 29,198
5.00% , 08/15/52 .................. 15 12,444
5.80% , 06/15/54 .................. 40 37,124
Edison International
5.75% , 06/15/27 .................. 20 20,047
5.45% , 06/15/29 .................. 10 10,007
6.95% , 11/15/29 .................. 45 46,455
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.80% , 03/15/31 .................. USD 20 $ 19,104
Emera US Finance LP, 4.75%, 06/15/46 .... 34 28,034
Entergy Corp.
1.90% , 06/15/28 .................. 15 14,264
2.40% , 06/15/31 .................. 50 44,102
3.75% , 06/15/50 .................. 10 6,967
Evergy, Inc., 2.90%, 09/15/29 .......... 15 14,126
Eversource Energy
2.90% , 03/01/27 .................. 20 19,812
5.45% , 03/01/28
(a)
................. 25 25,235
Series O , 4.25% , 04/01/29 ........... 15 14,770
5.85% , 04/15/31 .................. 25 25,616
5.13% , 05/15/33 .................. 15 14,716
5.50% , 01/01/34 .................. 25 24,961
5.95% , 07/15/34 .................. 25 25,641
3.45% , 01/15/50 .................. 10 6,614
Exelon Corp.
5.15% , 03/15/28 .................. 28 28,170
5.15% , 03/15/29 .................. 10 10,074
4.05% , 04/15/30 .................. 26 25,169
5.30% , 03/15/33 .................. 30 29,889
4.95% , 03/15/36 .................. 30 28,382
4.70% , 04/15/50 .................. 30 24,027
5.60% , 03/15/53 .................. 45 40,843
5.88% , 03/15/55 .................. 10 9,436
FirstEnergy Corp., Series C, 3.40%, 03/01/50 . 40 25,969
Fortis, Inc., 3.06%, 10/04/26 ........... 20 19,965
Interstate Power & Light Co., 5.60%, 06/29/35 30 30,129
NextEra Energy Capital Holdings, Inc.
1.88% , 01/15/27 .................. 15 14,866
4.69% , 09/01/27 .................. 25 25,055
4.90% , 03/15/29 .................. 65 65,110
2.25% , 06/01/30 .................. 140 126,863
5.00% , 07/15/32 .................. 10 9,882
5.25% , 03/15/34 .................. 30 29,611
5.45% , 03/15/35
(a)
................. 30 29,709
3.00% , 01/15/52 .................. 20 11,748
5.25% , 02/28/53 .................. 40 34,412
5.90% , 03/15/55 .................. 30 28,137
Ohio Power Co., Series R, 2.90%, 10/01/51
(a)
. 10 5,825
Pacific Gas & Electric Co.
2.10% , 08/01/27 .................. 41 40,030
6.10% , 01/15/29 .................. 30 30,672
5.55% , 05/15/29 .................. 10 10,138
4.55% , 07/01/30 .................. 85 82,773
2.50% , 02/01/31 .................. 25 22,254
3.25% , 06/01/31 .................. 100 91,456
5.05% , 11/15/31 .................. 20 19,637
6.15% , 01/15/33 .................. 10 10,247
6.40% , 06/15/33 .................. 45 46,595
5.80% , 05/15/34 .................. 65 64,954
5.70% , 03/01/35 .................. 20 19,711
6.00% , 08/15/35 .................. 20 20,019
5.20% , 05/01/36 .................. 20 18,861
5.85% , 11/01/36 .................. 20 19,746
4.50% , 07/01/40 .................. 60 49,688
3.30% , 08/01/40 .................. 15 10,859
4.75% , 02/15/44 .................. 10 8,150
4.30% , 03/15/45 .................. 10 7,664
4.00% , 12/01/46 .................. 40 28,702
4.95% , 07/01/50 .................. 60 47,797
3.50% , 08/01/50 .................. 50 31,730
6.75% , 01/15/53 .................. 43 42,912
6.15% , 03/01/55 .................. 50 46,362
6.00% , 05/01/56 .................. 10 9,093

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
BBB Rated Corporate Bond ETF
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
PacifiCorp
5.10% , 02/15/29 .................. USD 10 $ 10,041
5.80% , 04/15/36 .................. 10 9,979
4.13% , 01/15/49 .................. 100 72,661
2.90% , 06/15/52 .................. 50 28,267
5.50% , 05/15/54 .................. 20 17,446
5.80% , 01/15/55 .................. 25 22,517
Pinnacle West Capital Corp., 4.65%, 06/01/29 10 9,936
PPL Capital Funding, Inc., 5.25%, 09/01/34 .. 25 24,555
Public Service Co. of Oklahoma, 5.20%,
01/15/35 ...................... 20 19,441
Southern Co. (The)
5.50% , 03/15/29 .................. 100 101,560
5.70% , 10/15/32 .................. 25 25,552
5.70% , 03/15/34 .................. 35 35,476
4.25% , 07/01/36 .................. 45 40,361
4.40% , 07/01/46 .................. 50 40,279
Southwestern Electric Power Co.
Series M , 4.10% , 09/15/28 ........... 10 9,871
5.30% , 04/01/33 .................. 10 9,922
5.20% , 04/01/36 .................. 45 43,364
Vistra Operations Co. LLC
(c)
5.00% , 04/30/31 .................. 25 24,511
5.25% , 04/30/33 .................. 15 14,615
5.55% , 04/30/36 .................. 40 38,783
Xcel Energy, Inc.
1.75% , 03/15/27 .................. 10 9,864
2.60% , 12/01/29 .................. 10 9,313
5.60% , 04/15/35 .................. 35 34,866
3.50% , 12/01/49 .................. 20 13,478
3,090,651
Electrical Equipment — 0.3%
GE Vernova, Inc., 5.50%, 02/04/56 ....... 30 27,719
Hubbell, Inc.
4.90% , 06/15/33 .................. 10 9,738
5.15% , 06/15/36 .................. 20 19,336
Regal Rexnord Corp.
6.05% , 04/15/28 .................. 35 35,605
6.30% , 02/15/30 .................. 25 25,762
6.40% , 04/15/33 .................. 35 36,355
Vertiv Holdings Co.
4.85% , 03/15/36 .................. 15 14,173
5.95% , 03/15/66 .................. 15 13,929
182,617
Electronic Equipment, Instruments & Components — 0.7%
Arrow Electronics, Inc., 2.95%, 02/15/32 .... 34 29,777
Avnet, Inc., 5.65%, 09/01/31 ........... 10 9,976
CDW LLC
2.67% , 12/01/26 .................. 25 24,884
3.28% , 12/01/28 .................. 14 13,422
5.10% , 03/01/30 .................. 15 14,826
5.55% , 08/22/34 .................. 25 24,203
Corning, Inc.
4.75% , 03/15/42 .................. 10 8,827
5.35% , 11/15/48 .................. 10 9,020
4.38% , 11/15/57 .................. 25 18,759
5.45% , 11/15/79 .................. 17 14,608
Jabil, Inc.
3.95% , 01/12/28 .................. 38 37,546
3.00% , 01/15/31 .................. 55 49,948
Keysight Technologies, Inc.
4.60% , 04/06/27 .................. 20 20,003
3.00% , 10/30/29 .................. 26 24,503
4.95% , 10/15/34 .................. 10 9,634
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components (continued)
TD SYNNEX Corp.
2.65% , 08/09/31 .................. USD 30 $ 26,401
5.30% , 10/10/35 .................. 20 19,127
Teledyne Technologies, Inc., 2.75%, 04/01/31 30 27,085
Vontier Corp., 2.95%, 04/01/31
(a)
........ 15 13,560
396,109
Energy Equipment & Services — 0.3%
Halliburton Co.
4.85% , 11/15/35
(a)
................. 35 33,169
6.70% , 09/15/38 .................. 15 16,129
7.45% , 09/15/39 .................. 30 34,091
4.50% , 11/15/41 .................. 45 38,154
5.00% , 11/15/45 .................. 15 13,060
Helmerich & Payne, Inc., 5.50%, 12/01/34 ... 25 24,231
NOV, Inc.
3.60% , 12/01/29 .................. 15 14,390
3.95% , 12/01/42
(a)
................. 30 22,808
196,032
Entertainment — 0.1%
Take-Two Interactive Software, Inc.
3.70% , 04/14/27 .................. 15 14,912
4.00% , 04/14/32 .................. 20 18,748
33,660
Financial Services — 1.9%
Block Financial LLC
2.50% , 07/15/28 .................. 32 30,583
3.88% , 08/15/30
(a)
................. 30 28,331
Corebridge Financial, Inc.
3.65% , 04/05/27 .................. 26 25,868
3.85% , 04/05/29 .................. 40 38,874
6.05% , 09/15/33 .................. 15 15,390
5.75% , 01/15/34
(a)
................. 25 25,175
4.35% , 04/05/42 .................. 20 16,421
4.40% , 04/05/52 .................. 30 22,942
Equitable Holdings, Inc.
4.35% , 04/20/28 .................. 11 10,910
5.59% , 01/11/33 .................. 20 20,154
5.00% , 04/20/48 .................. 32 26,703
Fidelity National Information Services, Inc.
4.55% , 03/10/29 .................. 40 39,536
4.80% , 03/10/31 .................. 35 34,276
5.10% , 07/15/32 .................. 45 44,317
3.10% , 03/01/41
(a)
................. 20 13,994
Fiserv, Inc.
5.45% , 03/02/28 .................. 30 30,218
3.50% , 07/01/29 .................. 60 57,487
4.75% , 03/15/30 .................. 25 24,624
2.65% , 06/01/30 .................. 65 59,211
4.55% , 02/15/31 .................. 25 24,136
5.60% , 03/02/33 .................. 10 9,916
5.63% , 08/21/33
(a)
................. 45 44,531
5.15% , 08/12/34 .................. 25 23,749
5.25% , 08/11/35 .................. 15 14,275
4.40% , 07/01/49
(a)
................. 20 15,632
Global Payments, Inc.
4.50% , 11/15/28 .................. 35 34,508
3.20% , 08/15/29 .................. 45 42,497
2.90% , 11/15/31 .................. 20 17,464
5.20% , 11/15/32 .................. 30 28,935
5.40% , 03/15/33 .................. 20 19,438
5.55% , 11/15/35 .................. 50 47,721
4.15% , 08/15/49 .................. 30 21,269

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
BBB Rated Corporate Bond ETF
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
HA Sustainable Infrastructure Capital, Inc.
6.15% , 01/15/31 .................. USD 35 $ 35,576
6.38% , 07/01/34 .................. 25 25,166
Jackson Financial, Inc.
3.13% , 11/23/31 .................. 15 13,282
6.15% , 01/15/37 .................. 10 9,778
4.00% , 11/23/51 .................. 20 13,117
ORIX Corp., 3.70%, 07/18/27 .......... 15 14,885
Woodside Finance Ltd.
5.40% , 05/19/30 .................. 25 25,221
5.70% , 05/19/32 .................. 15 15,275
5.10% , 09/12/34 .................. 50 48,403
6.00% , 05/19/35 .................. 20 20,369
5.70% , 09/12/54 .................. 25 23,105
1,153,262
Food Products — 2.4%
Bunge Ltd. Finance Corp.
3.75% , 09/25/27 .................. 35 34,669
2.75% , 05/14/31 .................. 38 34,327
4.80% , 03/19/33 .................. 10 9,747
4.65% , 09/17/34 .................. 20 18,989
5.15% , 03/19/36 .................. 30 29,036
Campbell's Co. (The)
4.15% , 03/15/28 .................. 28 27,696
2.38% , 04/24/30 .................. 40 36,120
5.40% , 03/21/34 .................. 20 19,282
4.75% , 03/23/35
(a)
................. 20 18,280
3.13% , 04/24/50 .................. 35 20,430
Conagra Brands, Inc.
5.30% , 10/01/26 .................. 25 25,019
1.38% , 11/01/27 .................. 50 48,065
5.00% , 08/01/30 .................. 10 9,873
5.40% , 08/01/31 .................. 10 9,963
5.30% , 11/01/38 .................. 30 27,603
5.40% , 11/01/48
(a)
................. 20 16,984
Flowers Foods, Inc., 5.75%, 03/15/35
(a)
.... 15 14,126
General Mills, Inc.
4.20% , 04/17/28 .................. 25 24,796
2.25% , 10/14/31 .................. 15 13,081
5.25% , 01/30/35
(a)
................. 30 29,404
3.00% , 02/01/51 .................. 27 16,650
Ingredion, Inc., 2.90%, 06/01/30 ......... 15 13,948
J M Smucker Co. (The)
2.38% , 03/15/30 .................. 10 9,169
4.25% , 03/15/35 .................. 25 22,864
6.50% , 11/15/43
(a)
................. 15 15,733
4.38% , 03/15/45 .................. 25 20,253
6.50% , 11/15/53
(a)
................. 15 15,786
JBS NV
3.00% , 02/02/29 .................. 40 38,251
3.75% , 12/01/31 .................. 10 9,278
3.63% , 01/15/32 .................. 20 18,372
3.00% , 05/15/32 .................. 50 44,048
5.75% , 04/01/33 .................. 20 20,271
5.50% , 01/15/36 .................. 30 29,206
5.63% , 03/10/37
(c)
................. 25 24,304
6.50% , 12/01/52 .................. 35 33,955
7.25% , 11/15/53 .................. 20 21,147
6.38% , 02/25/55 .................. 20 19,108
6.25% , 03/01/56 .................. 25 23,572
6.40% , 05/10/57
(c)
................. 30 28,742
6.38% , 04/15/66 .................. 20 18,764
Kraft Heinz Foods Co.
3.75% , 04/01/30 .................. 20 19,154
Security
Par (000)
Par (000) Value
Food Products (continued)
5.20% , 03/15/32 .................. USD 10 $ 9,971
5.40% , 03/15/35
(a)
................. 10 9,871
5.00% , 07/15/35 .................. 35 33,400
6.88% , 01/26/39 .................. 15 16,036
6.50% , 02/09/40 .................. 23 23,637
5.00% , 06/04/42 .................. 35 30,665
5.20% , 07/15/45 .................. 25 21,666
4.38% , 06/01/46 .................. 19 14,765
4.88% , 10/01/49 .................. 30 24,386
5.50% , 06/01/50 .................. 25 22,082
McCormick & Co., Inc.
1.85% , 02/15/31 .................. 66 57,624
4.70% , 10/15/34
(a)
................. 25 23,682
Mondelez International, Inc.
2.63% , 03/17/27 .................. 10 9,907
2.75% , 04/13/30 .................. 15 13,916
3.00% , 03/17/32 .................. 35 31,470
2.63% , 09/04/50 .................. 35 20,181
Tyson Foods, Inc.
4.35% , 03/01/29 .................. 15 14,816
5.10% , 08/24/31 .................. 10 9,961
5.70% , 03/15/34 .................. 20 20,272
4.88% , 08/15/34 .................. 35 33,517
5.10% , 09/28/48 .................. 45 39,064
1,410,954
Gas Utilities — 0.1%
National Fuel Gas Co.
2.95% , 03/01/31 .................. 30 27,111
5.50% , 05/15/36 .................. 20 19,424
46,535
Ground Transportation — 1.1%
Canadian Pacific Railway Co.
1.75% , 12/02/26 .................. 25 24,844
4.00% , 03/15/29 ................... 10 9,806
2.05% , 03/05/30 .................. 50 45,485
2.45% , 12/02/31 .................. 10 8,788
5.20% , 03/30/35 .................. 15 14,861
3.00% , 12/02/41 .................. 30 21,418
4.80% , 08/01/45 .................. 10 8,699
3.50% , 05/01/50 .................. 35 23,832
3.10% , 12/02/51 .................. 40 24,968
6.13% , 09/15/2115 ................ 10 9,853
Fedex Freight Holding Co., Inc.
(c)
4.30% , 03/15/29 .................. 20 19,605
4.65% , 03/15/31 .................. 25 24,304
5.25% , 03/15/36 .................. 30 28,412
Norfolk Southern Corp.
3.80% , 08/01/28 .................. 15 14,779
3.00% , 03/15/32 .................. 15 13,564
4.45% , 03/01/33 .................. 30 28,913
4.84% , 10/01/41 .................. 10 8,993
3.95% , 10/01/42 .................. 20 15,949
4.65% , 01/15/46 .................. 35 29,471
3.05% , 05/15/50 .................. 50 31,228
5.35% , 08/01/54 .................. 45 40,530
3.16% , 05/15/55 .................. 40 24,388
Ryder System, Inc.
5.25% , 06/01/28 .................. 10 10,081
6.60% , 12/01/33 .................. 30 32,087
Triton Container International Ltd., 5.15%,
02/15/33 ...................... 20 19,247
Uber Technologies, Inc.
4.30% , 01/15/30 .................. 25 24,502
4.15% , 01/15/31 .................. 25 24,126

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
BBB Rated Corporate Bond ETF
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
4.80% , 09/15/34 .................. USD 50 $ 47,809
4.80% , 09/15/35 .................. 20 18,933
5.35% , 09/15/54
(a)
................. 25 22,130
671,605
Health Care Equipment & Supplies — 1.9%
Augusta SpinCo Corp.
4.40% , 03/23/29 .................. 15 14,828
5.25% , 03/23/36 .................. 35 34,118
Baxter International, Inc.
1.92% , 02/01/27 .................. 10 9,886
2.27% , 12/01/28 .................. 20 18,841
3.95% , 04/01/30 .................. 45 43,137
4.90% , 12/15/30 .................. 25 24,546
1.73% , 04/01/31 .................. 30 25,476
2.54% , 02/01/32 .................. 25 21,475
5.65% , 12/15/35 .................. 15 14,628
Becton Dickinson & Co.
3.70% , 06/06/27 .................. 35 34,790
4.69% , 02/13/28
(a)
................. 36 35,983
4.87% , 02/08/29 .................. 20 20,000
2.82% , 05/20/30 .................. 25 23,156
1.96% , 02/11/31 .................. 49 42,944
4.30% , 08/22/32 .................. 10 9,546
4.69% , 12/15/44 .................. 20 16,916
GE HealthCare Technologies, Inc.
5.65% , 11/15/27 .................. 100 101,092
4.15% , 12/15/28 .................. 75 73,973
4.80% , 08/14/29 .................. 70 69,894
4.80% , 01/15/31 .................. 85 84,092
5.50% , 06/15/35 .................. 30 29,850
4.95% , 12/15/35 .................. 20 19,100
Koninklijke Philips NV
6.88% , 03/11/38 .................. 20 21,709
5.00% , 03/15/42 .................. 20 17,785
Smith & Nephew plc, 2.03%, 10/14/30 ..... 71 62,735
Solventum Corp.
5.45% , 03/13/31 .................. 20 20,197
5.60% , 03/23/34 .................. 30 30,102
5.90% , 04/30/54 .................. 30 28,207
Stryker Corp.
3.65% , 03/07/28 .................. 50 49,260
4.25% , 09/11/29 .................. 10 9,836
4.63% , 09/11/34 .................. 15 14,322
5.20% , 02/10/35 .................. 45 44,524
4.63% , 03/15/46 .................. 30 25,356
Zimmer Biomet Holdings, Inc.
2.60% , 11/24/31 .................. 23 20,367
5.20% , 09/15/34 .................. 30 29,400
1,142,071
Health Care Providers & Services — 6.1%
Aetna, Inc.
6.63% , 06/15/36 .................. 39 41,455
4.50% , 05/15/42 .................. 20 16,752
3.88% , 08/15/47 .................. 25 18,070
Cardinal Health, Inc.
3.41% , 06/15/27 .................. 30 29,770
5.13% , 02/15/29 .................. 30 30,200
5.00% , 11/15/29 .................. 10 10,009
4.50% , 09/15/30 .................. 35 34,311
5.45% , 02/15/34 .................. 10 10,002
5.35% , 11/15/34 .................. 10 9,892
4.37% , 06/15/47 .................. 30 23,706
Cencora, Inc.
4.63% , 12/15/27 .................. 30 30,006
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
3.95% , 02/13/29 .................. USD 20 $ 19,603
2.80% , 05/15/30 .................. 60 55,546
4.60% , 02/13/33 .................. 10 9,645
5.15% , 02/15/35 .................. 45 44,049
4.90% , 02/13/36 .................. 10 9,529
4.30% , 12/15/47 .................. 25 19,729
Cigna Group (The)
4.38% , 10/15/28 .................. 65 64,461
2.40% , 03/15/30 .................. 55 50,511
2.38% , 03/15/31 .................. 25 22,313
5.40% , 03/15/33 .................. 55 55,394
5.25% , 02/15/34 .................. 45 44,598
5.25% , 01/15/36 .................. 10 9,766
4.80% , 08/15/38 .................. 60 55,165
4.80% , 07/15/46 .................. 40 33,759
4.90% , 12/15/48 .................. 40 33,690
3.40% , 03/15/50 .................. 25 16,473
3.40% , 03/15/51 .................. 85 55,539
5.60% , 02/15/54 .................. 30 27,546
6.00% , 01/15/56 .................. 10 9,705
CVS Health Corp.
1.30% , 08/21/27 .................. 55 53,317
4.30% , 03/25/28 .................. 65 64,555
5.00% , 01/30/29 .................. 10 10,038
5.40% , 06/01/29 .................. 20 20,267
5.13% , 02/21/30 .................. 105 105,320
3.75% , 04/01/30 .................. 50 47,922
1.88% , 02/28/31 .................. 10 8,699
2.13% , 09/15/31 .................. 70 60,537
5.25% , 02/21/33 .................. 63 62,746
4.88% , 07/20/35 .................. 35 33,145
5.45% , 09/15/35 .................. 20 19,731
4.78% , 03/25/38 .................. 125 113,452
5.13% , 07/20/45 .................. 25 21,672
5.05% , 03/25/48 .................. 145 122,522
5.63% , 02/21/53 .................. 59 53,022
6.05% , 06/01/54 .................. 50 47,646
6.00% , 06/01/63 .................. 25 23,191
6.25% , 09/15/65 .................. 40 38,397
Elevance Health, Inc.
3.65% , 12/01/27 .................. 25 24,720
4.10% , 03/01/28 .................. 40 39,661
5.15% , 06/15/29 .................. 30 30,230
2.55% , 03/15/31 .................. 70 62,900
4.60% , 09/15/32 .................. 55 53,146
5.38% , 06/15/34 .................. 65 64,659
5.10% , 01/15/44 .................. 10 8,863
4.38% , 12/01/47 .................. 55 43,069
3.13% , 05/15/50 .................. 40 24,688
3.60% , 03/15/51 .................. 75 50,310
6.10% , 10/15/52 .................. 25 24,352
5.65% , 06/15/54 .................. 10 9,157
5.70% , 02/15/55 .................. 75 69,465
5.85% , 11/01/64 .................. 10 9,276
HCA, Inc.
3.13% , 03/15/27
(a)
................. 75 74,528
3.38% , 03/15/29 .................. 50 48,213
4.13% , 06/15/29 .................. 75 73,548
3.50% , 09/01/30 .................. 125 117,955
5.45% , 04/01/31 .................. 25 25,253
2.38% , 07/15/31 .................. 65 57,111
3.63% , 03/15/32 .................. 45 41,362
5.60% , 04/01/34 .................. 70 70,227
5.45% , 09/15/34 .................. 15 14,882
5.13% , 06/15/39 .................. 30 27,763

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
BBB Rated Corporate Bond ETF
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
4.38% , 03/15/42 .................. USD 20 $ 16,525
5.50% , 06/15/47 .................. 30 26,855
5.25% , 06/15/49 .................. 40 34,296
3.50% , 07/15/51 .................. 50 32,065
4.63% , 03/15/52 .................. 10 7,734
6.00% , 04/01/54 .................. 30 28,195
5.95% , 09/15/54 .................. 65 60,764
6.20% , 03/01/55 .................. 15 14,508
5.70% , 11/15/55 .................. 25 22,586
6.10% , 04/01/64 .................. 20 18,830
Humana, Inc.
1.35% , 02/03/27 .................. 15 14,806
5.75% , 03/01/28 .................. 30 30,375
3.70% , 03/23/29 .................. 60 58,189
2.15% , 02/03/32
(a)
................. 40 34,256
5.95% , 03/15/34 .................. 30 30,448
4.95% , 10/01/44 .................. 10 8,407
3.95% , 08/15/49 .................. 20 13,909
5.50% , 03/15/53 .................. 40 34,622
5.75% , 04/15/54 .................. 15 13,402
Laboratory Corp. of America Holdings
2.70% , 06/01/31 .................. 25 22,462
4.80% , 10/01/34 .................. 35 33,518
4.70% , 02/01/45 .................. 40 34,649
Quest Diagnostics, Inc.
4.20% , 06/30/29 .................. 11 10,812
2.95% , 06/30/30 .................. 10 9,298
2.80% , 06/30/31 .................. 70 63,294
6.40% , 11/30/33 .................. 10 10,631
5.00% , 06/30/36 .................. 10 9,600
Universal Health Services, Inc.
4.63% , 10/15/29 .................. 10 9,828
2.65% , 10/15/30 .................. 40 35,864
2.65% , 01/15/32 .................. 25 21,669
5.05% , 10/15/34 .................. 10 9,443
3,634,551
Health Care REITs — 0.7%
Alexandria Real Estate Equities, Inc.
2.00% , 05/18/32 .................. 55 45,688
4.75% , 04/15/35
(a)
................. 20 18,555
5.50% , 10/01/35 .................. 35 34,046
5.15% , 04/15/53 .................. 25 21,064
Healthcare Realty Holdings LP
3.10% , 02/15/30 .................. 25 23,390
2.00% , 03/15/31 .................. 35 30,400
Healthpeak OP LLC
2.13% , 12/01/28 .................. 15 14,143
3.50% , 07/15/29 .................. 15 14,406
3.00% , 01/15/30 .................. 17 15,912
4.75% , 01/15/33 .................. 10 9,635
5.38% , 02/15/35 .................. 30 29,513
Omega Healthcare Investors, Inc.
3.63% , 10/01/29 .................. 15 14,298
3.25% , 04/15/33 .................. 30 26,055
Ventas Realty LP
4.00% , 03/01/28 .................. 15 14,826
4.40% , 01/15/29 .................. 25 24,744
4.75% , 11/15/30 .................. 29 28,607
2.50% , 09/01/31 .................. 20 17,611
5.63% , 07/01/34 .................. 20 20,133
403,026
Health Care Technology — 0.1%
IQVIA, Inc., 6.25%, 02/01/29 ........... 40 41,054
Security
Par (000)
Par (000) Value
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts LP
Series H , 3.38% , 12/15/29 ........... USD 35 $ 33,153
5.70% , 06/15/32 .................. 10 10,093
5.50% , 04/15/35 .................. 25 24,453
67,699
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc.
4.65% , 03/16/31 .................. 15 14,775
5.25% , 03/16/36 .................. 30 29,284
Darden Restaurants, Inc., 6.30%, 10/10/33 .. 30 31,418
Expedia Group, Inc.
3.25% , 02/15/30
(a)
................. 20 18,860
2.95% , 03/15/31 .................. 35 31,841
5.40% , 02/15/35
(a)
................. 20 19,510
5.50% , 04/15/36 .................. 20 19,421
Hyatt Hotels Corp., 5.75%, 03/30/32 ...... 40 40,618
Las Vegas Sands Corp.
5.63% , 06/15/28 .................. 10 10,085
6.00% , 08/15/29 .................. 15 15,303
6.00% , 06/14/30 .................. 20 20,362
5.65% , 05/18/33 .................. 20 19,679
6.20% , 08/15/34 .................. 20 20,208
Marriott International, Inc.
5.00% , 10/15/27 .................. 80 80,310
4.90% , 04/15/29 .................. 70 70,055
4.88% , 05/15/29 .................. 20 19,994
4.80% , 03/15/30 .................. 30 29,799
4.50% , 10/15/31 .................. 10 9,725
5.10% , 04/15/32 .................. 10 9,959
Series GG , 3.50% , 10/15/32 .......... 45 40,820
5.25% , 10/15/35 .................. 60 58,549
5.50% , 04/15/37 .................. 35 34,293
5.10% , 05/01/38 .................. 20 18,726
McDonald's Corp.
3.50% , 03/01/27 .................. 10 9,967
3.80% , 04/01/28 .................. 15 14,814
2.63% , 09/01/29 .................. 20 18,831
3.60% , 07/01/30 .................. 25 23,945
4.40% , 02/12/31
(a)
................. 55 54,010
4.95% , 08/14/33 .................. 10 9,926
4.95% , 03/03/35 .................. 40 38,931
6.30% , 03/01/38 .................. 25 26,485
3.63% , 05/01/43 .................. 20 15,136
4.88% , 12/09/45 .................. 57 49,333
4.45% , 03/01/47 .................. 25 20,168
4.45% , 09/01/48 .................. 25 20,040
3.63% , 09/01/49 .................. 40 27,782
5.45% , 08/14/53
(a)
................. 45 41,272
Starbucks Corp.
2.00% , 03/12/27 .................. 15 14,821
2.55% , 11/15/30 .................. 30 27,259
3.00% , 02/14/32 .................. 60 54,206
4.80% , 02/15/33 .................. 10 9,788
4.50% , 11/15/48 .................. 10 8,029
4.45% , 08/15/49 .................. 21 16,614
3.50% , 11/15/50
(a)
................. 51 34,070
1,199,021
Household Durables — 0.1%
Leggett & Platt, Inc.
3.50% , 11/15/27 .................. 50 48,952
3.50% , 11/15/51 .................. 10 5,875
Lennar Corp., 4.75%, 11/29/27 .......... 28 28,010
82,837

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
BBB Rated Corporate Bond ETF
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Products — 0.1%
Clorox Co. (The)
1.80% , 05/15/30
(a)
................. USD 53 $ 47,263
5.25% , 05/15/36 .................. 25 24,256
71,519
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The), 2.45%, 01/15/31 ....... 45 39,702
Constellation Energy Generation LLC
5.60% , 03/01/28 .................. 35 35,444
4.40% , 01/15/31 .................. 50 48,597
5.80% , 03/01/33 .................. 25 25,589
6.13% , 01/15/34 .................. 10 10,391
5.30% , 06/01/36 .................. 30 29,062
6.25% , 10/01/39 .................. 20 20,425
5.60% , 06/15/42 .................. 20 19,080
5.75% , 03/15/54 .................. 40 37,547
5.88% , 01/15/66 .................. 10 9,330
Oglethorpe Power Corp., 5.05%, 10/01/48 ... 20 17,187
292,354
Industrial Conglomerates — 0.1%
DuPont de Nemours, Inc.
4.73% , 11/15/28
(c)
................. 11 10,973
5.32% , 11/15/38 .................. 28 26,920
5.42% , 11/15/48 .................. 23 21,041
58,934
Insurance — 2.3%
AEGON Funding Co. LLC, 5.63%, 05/07/36 .. 10 9,741
Allstate Corp. (The)
3.28% , 12/15/26 .................. 15 14,961
1.45% , 12/15/30 .................. 15 12,935
5.25% , 03/30/33 .................. 25 24,996
4.50% , 06/15/43 .................. 10 8,372
4.20% , 12/15/46 .................. 40 31,047
American National Group, Inc., 6.00%, 07/15/35 25 24,137
Aon Corp.
2.85% , 05/28/27 .................. 15 14,835
3.75% , 05/02/29 .................. 15 14,568
2.80% , 05/15/30 .................. 52 47,949
3.90% , 02/28/52 .................. 63 43,899
Aon Global Ltd., 4.75%, 05/15/45 ........ 30 24,988
Aon North America, Inc.
5.15% , 03/01/29 .................. 25 25,149
5.45% , 03/01/34 .................. 45 44,679
5.75% , 03/01/54 .................. 15 13,797
Arthur J Gallagher & Co.
4.60% , 12/15/27 .................. 25 24,994
4.85% , 12/15/29 .................. 20 19,941
5.00% , 02/15/32 .................. 40 39,433
5.15% , 02/15/35 .................. 30 29,080
3.50% , 05/20/51 .................. 10 6,572
5.75% , 03/02/53 .................. 15 13,883
5.75% , 07/15/54 .................. 35 32,466
5.55% , 02/15/55 .................. 25 22,575
Athene Holding Ltd.
4.13% , 01/12/28 .................. 25 24,704
6.15% , 04/03/30 .................. 15 15,394
3.50% , 01/15/31 .................. 33 30,467
5.88% , 01/15/34
(a)
................. 25 24,802
6.15% , 08/15/36 .................. 10 9,891
3.45% , 05/15/52 .................. 20 11,786
6.63% , 05/19/55
(a)
................. 35 32,818
Brighthouse Financial, Inc., 4.70%, 06/22/47 . 15 9,754
Brown & Brown, Inc.
4.90% , 06/23/30 .................. 10 9,880
Security
Par (000)
Par (000) Value
Insurance (continued)
2.38% , 03/15/31 .................. USD 55 $ 48,459
5.55% , 06/23/35
(a)
................. 30 29,288
4.95% , 03/17/52 .................. 15 12,048
6.25% , 06/23/55 .................. 20 19,180
CNA Financial Corp.
3.45% , 08/15/27 .................. 60 59,430
5.13% , 02/15/34 .................. 10 9,712
5.20% , 08/15/35 .................. 25 24,018
CNO Financial Group, Inc., 6.45%, 06/15/34 . 25 25,519
Enstar Group Ltd., 3.10%, 09/01/31 ....... 25 21,999
Everest Reinsurance Holdings, Inc.
3.50% , 10/15/50 .................. 10 6,545
3.13% , 10/15/52
(a)
................. 35 20,725
F&G Annuities & Life, Inc.
6.50% , 06/04/29 .................. 35 35,439
6.25% , 10/04/34
(a)
................. 10 9,435
Fairfax Financial Holdings Ltd.
3.38% , 03/03/31 .................. 35 32,336
6.10% , 03/15/55 .................. 25 23,648
Fidelity National Financial, Inc.
3.40% , 06/15/30 .................. 10 9,334
2.45% , 03/15/31 .................. 25 21,956
Lincoln National Corp.
3.40% , 01/15/31
(a)
................. 25 23,206
5.35% , 11/15/35 .................. 10 9,584
7.00% , 06/15/40 .................. 12 12,684
Markel Group, Inc.
5.00% , 04/05/46
(a)
................. 15 12,965
4.15% , 09/17/50 .................. 10 7,334
3.45% , 05/07/52 .................. 45 28,852
Old Republic International Corp.
5.70% , 06/01/36 .................. 10 9,793
3.85% , 06/11/51 .................. 20 13,684
Unum Group
5.75% , 08/15/42 .................. 10 9,560
4.13% , 06/15/51 .................. 15 10,756
Willis North America, Inc.
4.50% , 09/15/28 .................. 12 11,915
2.95% , 09/15/29 .................. 25 23,518
4.55% , 03/15/31 .................. 40 38,786
5.35% , 05/15/33 .................. 25 24,854
3.88% , 09/15/49 .................. 27 19,148
1,380,203
IT Services — 0.3%
Booz Allen Hamilton, Inc.
5.95% , 08/04/33 .................. 10 10,047
5.95% , 04/15/35
(a)
................. 25 24,757
CGI, Inc., 1.45%, 09/14/26 ............ 25 24,974
Kyndryl Holdings, Inc.
2.05% , 10/15/26 .................. 18 17,918
3.15% , 10/15/31 .................. 15 12,504
6.35% , 02/20/34 .................. 15 14,201
4.10% , 10/15/41 .................. 15 10,504
VeriSign, Inc., 2.70%, 06/15/31 ......... 42 37,434
152,339
Leisure Products — 0.2%
Hasbro, Inc.
3.55% , 11/19/26 .................. 35 34,918
3.90% , 11/19/29 .................. 10 9,665
6.05% , 05/14/34 .................. 25 25,694
Mattel, Inc., 5.00%, 11/17/30 ........... 10 9,877
Polaris, Inc., 5.60%, 03/01/31 .......... 25 24,758
104,912

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
BBB Rated Corporate Bond ETF
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.
2.75% , 09/15/29 .................. USD 10 $ 9,405
2.10% , 06/04/30 .................. 10 9,022
2.30% , 03/12/31
(a)
................. 44 39,164
4.90% , 01/15/32
(c)
................. 20 19,787
Illumina, Inc.
5.75% , 12/13/27 .................. 30 30,359
4.75% , 12/12/30 .................. 30 29,503
Revvity, Inc.
1.90% , 09/15/28 .................. 47 44,301
2.25% , 09/15/31 .................. 10 8,702
190,243
Machinery — 0.8%
CNH Industrial Capital LLC
4.55% , 04/10/28 .................. 15 14,922
5.50% , 01/12/29 .................. 10 10,115
4.50% , 10/16/30 .................. 20 19,465
4.95% , 06/25/31 .................. 20 19,731
Flowserve Corp.
2.80% , 01/15/32 .................. 25 21,946
5.70% , 05/15/36 .................. 10 9,846
Fortive Corp.
4.75% , 05/15/31 .................. 10 9,787
4.30% , 06/15/46 .................. 20 15,733
IDEX Corp., 2.63%, 06/15/31 ........... 45 40,262
Ingersoll Rand, Inc.
5.40% , 08/14/28 .................. 15 15,168
5.70% , 08/14/33 .................. 40 40,773
5.70% , 06/15/54 .................. 15 14,228
Nordson Corp., 5.80%, 09/15/33 ......... 10 10,198
nVent Finance SARL, 4.55%, 04/15/28 ..... 50 49,769
Otis Worldwide Corp.
2.29% , 04/05/27 .................. 10 9,885
2.57% , 02/15/30 .................. 24 22,132
3.11% , 02/15/40 .................. 25 18,633
3.36% , 02/15/50 .................. 25 16,765
Stanley Black & Decker, Inc.
4.25% , 11/15/28
(a)
................. 15 14,823
2.30% , 03/15/30 .................. 10 9,101
4.85% , 11/15/48 .................. 25 20,889
Westinghouse Air Brake Technologies Corp.
4.70% , 09/15/28
(d)
................. 23 22,950
5.50% , 05/29/35 .................. 30 29,933
Xylem, Inc., 5.45%, 06/01/36
(a)
.......... 35 34,877
491,931
Media — 2.0%
AppLovin Corp.
5.38% , 12/01/31 .................. 30 30,021
5.50% , 12/01/34 .................. 30 29,491
5.95% , 12/01/54 .................. 15 13,577
Charter Communications Operating LLC
3.75% , 02/15/28 .................. 25 24,499
6.10% , 06/01/29 .................. 35 35,575
4.40% , 04/01/33 .................. 50 45,018
6.65% , 02/01/34 .................. 35 35,207
6.55% , 06/01/34 .................. 30 29,932
6.38% , 10/23/35 .................. 40 38,953
7.09% , 09/01/38
(a) (c)
................ 179 177,892
7.34% , 09/01/41
(c)
................. 82 81,660
6.48% , 10/23/45 .................. 75 66,633
5.75% , 04/01/48 .................. 80 64,700
6.83% , 10/23/55 .................. 35 31,475
7.85% , 08/15/56 .................. 25 25,372
3.85% , 04/01/61 .................. 45 24,931
Security
Par (000)
Par (000) Value
Media (continued)
4.40% , 12/01/61 .................. USD 20 $ 12,362
3.95% , 06/30/62 .................. 45 25,560
5.50% , 04/01/63
(a)
................. 35 25,872
Fox Corp.
4.71% , 01/25/29 .................. 50 49,746
6.50% , 10/13/33 .................. 30 31,572
5.48% , 01/25/39 .................. 25 23,742
5.58% , 01/25/49 .................. 30 27,044
Omnicom Group, Inc.
2.60% , 08/01/31
(a)
................. 52 46,160
5.00% , 06/02/33 .................. 10 9,650
5.30% , 11/01/34 .................. 25 24,338
Time Warner Cable LLC
6.55% , 05/01/37 .................. 50 48,126
7.30% , 07/01/38 .................. 25 25,081
6.75% , 06/15/39 .................. 40 38,041
5.88% , 11/15/40 .................. 15 13,018
5.50% , 09/01/41 .................. 60 49,925
1,205,173
Metals & Mining — 0.5%
ArcelorMittal SA
4.25% , 07/16/29
(a)
................. 53 52,083
6.80% , 11/29/32
(a)
................. 20 21,604
5.38% , 05/19/36 .................. 20 19,468
7.00% , 10/15/39
(d)
................. 10 10,844
6.35% , 06/17/54 .................. 15 15,401
Barrick North America Finance LLC, 5.70%,
05/30/41 ...................... 50 48,749
Freeport-McMoRan, Inc.
5.40% , 11/14/34 .................. 25 24,898
5.45% , 03/15/43 .................. 35 32,854
Steel Dynamics, Inc.
3.25% , 01/15/31 .................. 15 13,943
5.25% , 05/15/35 .................. 35 34,327
274,171
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Ladder Capital Finance Holdings LLLP, 5.50%,
08/01/30 ...................... 20 19,995
Multi-Utilities — 1.6%
Ameren Corp.
1.95% , 03/15/27 .................. 10 9,870
5.00% , 01/15/29 .................. 15 15,050
3.50% , 01/15/31
(a)
................. 30 28,156
5.38% , 03/15/35 .................. 10 9,871
CenterPoint Energy, Inc., 5.40%, 06/01/29 .. 15 15,217
Dominion Energy, Inc.
Series C , 3.38% , 04/01/30 ........... 90 85,136
5.45% , 03/15/35 .................. 35 34,498
Series B , 3.30% , 04/15/41 ............ 15 10,981
Series C , 4.90% , 08/01/41 ........... 20 17,665
Series B , 4.85% , 08/15/52 ............ 10 8,180
DTE Energy Co.
2.85% , 10/01/26 .................. 15 14,977
4.95% , 07/01/27 .................. 20 20,062
5.10% , 03/01/29 .................. 25 25,141
5.20% , 04/01/30 .................. 25 25,122
5.85% , 06/01/34 .................. 30 30,658
National Grid plc
5.42% , 01/11/34 .................. 25 24,889
5.41% , 06/09/36 .................. 20 19,470
NiSource, Inc.
3.49% , 05/15/27 .................. 25 24,839
5.20% , 07/01/29 .................. 10 10,094

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
BBB Rated Corporate Bond ETF
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
3.60% , 05/01/30 .................. USD 60 $ 57,237
5.35% , 04/01/34 .................. 40 39,787
4.80% , 02/15/44 .................. 10 8,573
5.65% , 02/01/45 .................. 10 9,383
4.38% , 05/15/47 .................. 40 31,483
5.85% , 04/01/55 .................. 45 42,284
Public Service Enterprise Group, Inc.
5.85% , 11/15/27 .................. 41 41,593
2.45% , 11/15/31 .................. 37 32,436
5.45% , 04/01/34 .................. 25 24,921
Puget Energy, Inc.
2.38% , 06/15/28 .................. 10 9,577
5.73% , 03/15/35 .................. 25 24,678
Sempra
3.40% , 02/01/28 .................. 52 51,039
3.80% , 02/01/38 .................. 35 28,748
6.00% , 10/15/39 .................. 15 14,931
4.00% , 02/01/48 .................. 25 18,054
Southern Co. Gas Capital Corp.
5.15% , 09/15/32 .................. 10 9,966
5.75% , 09/15/33 .................. 40 40,765
4.40% , 06/01/43 .................. 20 16,490
WEC Energy Group, Inc., 2.20%, 12/15/28 .. 13 12,280
944,101
Office REITs — 0.3%
Boston Properties LP
2.75% , 10/01/26 .................. 20 19,975
4.50% , 12/01/28 .................. 25 24,777
3.40% , 06/21/29 .................. 10 9,587
2.90% , 03/15/30 .................. 20 18,553
3.25% , 01/30/31 .................. 15 13,825
6.50% , 01/15/34 .................. 20 20,810
5.75% , 01/15/35
(a)
................. 40 39,594
Cousins Properties LP
5.25% , 07/15/30 .................. 10 9,995
5.88% , 10/01/34 .................. 20 20,127
177,243
Oil, Gas & Consumable Fuels — 10.5%
Antero Resources Corp., 5.40%, 02/01/36 ... 25 24,118
APA Corp.
5.10% , 09/01/40 .................. 20 18,120
6.75% , 02/15/55 .................. 15 15,383
Boardwalk Pipelines LP, 3.40%, 02/15/31 ... 45 41,688
Canadian Natural Resources Ltd.
3.85% , 06/01/27 .................. 25 24,857
6.25% , 03/15/38 .................. 25 25,881
4.95% , 06/01/47 .................. 30 25,741
Cenovus Energy, Inc.
2.65% , 01/15/32 .................. 25 22,055
5.40% , 03/20/36 .................. 10 9,720
6.75% , 11/15/39 .................. 13 14,012
3.75% , 02/15/52 .................. 30 20,577
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 .................. 35 35,061
3.70% , 11/15/29 .................. 25 24,086
2.74% , 12/31/39 .................. 29 24,385
Cheniere Energy Partners LP
4.50% , 10/01/29 .................. 25 24,697
4.00% , 03/01/31 .................. 25 23,828
3.25% , 01/31/32 .................. 40 36,221
5.95% , 06/30/33 .................. 45 46,280
5.75% , 08/15/34 .................. 20 20,258
5.55% , 10/30/35 .................. 30 29,866
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Cheniere Energy, Inc.
4.63% , 10/15/28 .................. USD 25 $ 24,838
5.65% , 04/15/34 .................. 50 50,404
5.20% , 07/30/36
(c)
................. 20 19,283
6.00% , 07/30/56
(c)
................. 15 14,465
Columbia Pipeline Group, Inc., 5.80%, 06/01/45 20 19,078
Continental Resources, Inc.
4.38% , 01/15/28 .................. 30 29,806
4.90% , 06/01/44 .................. 15 12,072
DCP Midstream Operating LP, 5.63%, 07/15/27 25 25,183
Devon Energy Corp.
4.50% , 01/15/30 .................. 14 13,854
5.20% , 09/15/34 .................. 25 24,636
5.60% , 07/15/41 .................. 25 23,950
5.00% , 06/15/45 .................. 40 34,859
5.75% , 09/15/54
(a)
................. 10 9,352
5.90% , 02/15/55
(c)
................. 25 23,786
Diamondback Energy, Inc.
3.25% , 12/01/26 .................. 25 24,944
3.50% , 12/01/29 .................. 90 86,219
5.40% , 04/18/34 .................. 60 59,888
5.55% , 04/01/35 .................. 10 10,069
5.75% , 04/18/54 .................. 45 42,453
5.90% , 04/18/64 .................. 15 14,202
Eastern Energy Gas Holdings LLC
5.80% , 01/15/35 .................. 25 25,362
5.65% , 10/15/54 .................. 35 31,876
Enbridge, Inc.
5.90% , 11/15/26 .................. 20 20,036
4.25% , 12/01/26 .................. 10 9,995
5.25% , 04/05/27 .................. 15 15,067
4.20% , 11/20/28 .................. 50 49,389
5.30% , 04/05/29 .................. 20 20,207
3.13% , 11/15/29 .................. 60 56,852
5.70% , 03/08/33 .................. 60 61,105
2.50% , 08/01/33 .................. 90 75,483
5.20% , 11/20/35 .................. 30 29,101
5.45% , 03/27/36 .................. 20 19,725
4.00% , 11/15/49 .................. 40 29,323
6.70% , 11/15/53
(a)
................. 35 36,822
5.95% , 04/05/54 .................. 15 14,405
Energy Transfer LP
5.50% , 06/01/27 .................. 61 61,189
4.00% , 10/01/27 .................. 65 64,548
4.95% , 06/15/28 .................. 40 40,110
4.15% , 09/15/29 .................. 26 25,422
3.75% , 05/15/30 .................. 53 50,651
4.55% , 01/15/31 .................. 25 24,426
5.75% , 02/15/33 .................. 35 35,666
6.55% , 12/01/33 .................. 45 47,755
5.55% , 05/15/34 .................. 20 19,981
5.60% , 09/01/34 .................. 15 15,002
4.90% , 03/15/35 .................. 25 23,723
5.70% , 04/01/35 .................. 20 20,072
5.35% , 01/15/36 .................. 10 9,753
5.80% , 06/15/38 .................. 75 74,468
5.00% , 05/15/44
(d)
................. 32 27,237
5.15% , 03/15/45 .................. 45 38,943
5.35% , 05/15/45 .................. 60 52,883
5.30% , 04/15/47 .................. 25 21,799
6.25% , 04/15/49 .................. 44 42,564
5.00% , 05/15/50 .................. 90 73,693
6.05% , 09/01/54 .................. 15 14,119
6.20% , 04/01/55 .................. 20 19,161
6.30% , 01/15/56 .................. 10 9,736

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
BBB Rated Corporate Bond ETF
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
EQT Corp.
5.70% , 04/01/28 .................. USD 53 $ 53,699
4.75% , 01/15/31 .................. 25 24,563
5.75% , 02/01/34 .................. 20 20,166
Expand Energy Corp.
5.38% , 02/01/29 .................. 10 9,990
5.38% , 03/15/30 .................. 25 25,072
4.75% , 02/01/32 .................. 15 14,526
5.70% , 01/15/35 .................. 30 29,869
HF Sinclair Corp.
5.75% , 01/15/31 .................. 15 15,254
6.25% , 01/15/35 .................. 30 30,742
Kinder Morgan Energy Partners LP
6.95% , 01/15/38 .................. 50 54,598
5.50% , 03/01/44 .................. 30 27,714
5.40% , 09/01/44 .................. 10 9,110
Kinder Morgan, Inc.
1.75% , 11/15/26 .................. 26 25,842
4.30% , 03/01/28 .................. 25 24,905
5.00% , 02/01/29 .................. 10 10,050
5.10% , 08/01/29 .................. 40 40,322
5.15% , 06/01/30 .................. 50 50,391
7.75% , 01/15/32 .................. 55 61,472
5.20% , 06/01/33 .................. 45 44,795
5.40% , 02/01/34 .................. 40 39,995
5.30% , 12/01/34 .................. 50 49,246
5.55% , 06/01/45 .................. 40 37,014
5.05% , 02/15/46 .................. 35 30,410
3.60% , 02/15/51 .................. 75 50,183
5.45% , 08/01/52 .................. 15 13,346
Marathon Petroleum Corp.
5.15% , 03/01/30 .................. 25 25,153
5.70% , 03/01/35 .................. 25 25,250
6.50% , 03/01/41 .................. 35 36,604
4.75% , 09/15/44 .................. 25 21,165
MPLX LP
4.25% , 12/01/27 .................. 30 29,855
4.00% , 03/15/28 .................. 25 24,714
2.65% , 08/15/30 .................. 30 27,403
4.80% , 02/15/31 .................. 25 24,618
4.95% , 09/01/32 .................. 10 9,803
5.00% , 03/01/33 .................. 55 53,788
5.50% , 06/01/34 .................. 30 29,833
5.40% , 09/15/35 .................. 45 44,081
5.30% , 04/01/36 .................. 20 19,330
4.50% , 04/15/38 .................. 25 22,093
5.20% , 03/01/47 .................. 35 30,476
5.50% , 02/15/49 .................. 55 49,009
4.95% , 03/14/52 .................. 15 12,246
5.65% , 03/01/53 .................. 40 35,978
6.20% , 09/15/55
(a)
................. 40 38,857
Occidental Petroleum Corp.
8.88% , 07/15/30 .................. 25 27,865
7.50% , 05/01/31 .................. 30 32,808
5.55% , 10/01/34 .................. 10 10,088
6.45% , 09/15/36 .................. 50 52,793
6.20% , 03/15/40 .................. 15 15,231
6.60% , 03/15/46 .................. 25 25,950
6.05% , 10/01/54
(a)
................. 20 19,606
ONEOK Partners LP, 6.13%, 02/01/41 ..... 30 30,227
ONEOK, Inc.
4.00% , 07/13/27 .................. 60 59,714
4.25% , 09/24/27 .................. 25 24,932
3.40% , 09/01/29 .................. 50 47,899
6.35% , 01/15/31 .................. 70 73,061
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.10% , 11/15/32 .................. USD 50 $ 51,804
6.05% , 09/01/33 .................. 75 77,406
5.05% , 11/01/34 .................. 10 9,651
5.40% , 10/15/35 .................. 25 24,526
4.25% , 09/15/46 .................. 10 7,735
5.45% , 06/01/47 .................. 15 13,449
5.20% , 07/15/48 .................. 15 12,916
3.95% , 03/01/50 .................. 45 32,148
6.63% , 09/01/53 .................. 50 51,137
5.70% , 11/01/54 .................. 25 22,815
5.85% , 11/01/64 .................. 20 18,196
Ovintiv, Inc., 6.50%, 08/15/34 .......... 30 31,638
Phillips 66
4.65% , 11/15/34 .................. 25 23,817
5.88% , 05/01/42 .................. 15 14,890
4.88% , 11/15/44 .................. 60 52,034
3.30% , 03/15/52 .................. 35 22,184
Phillips 66 Co.
4.95% , 12/01/27 .................. 30 30,118
3.15% , 12/15/29 .................. 15 14,268
5.25% , 06/15/31 .................. 20 20,292
5.30% , 06/30/33 .................. 10 10,008
5.50% , 03/15/55 .................. 20 18,127
Plains All American Pipeline LP
3.55% , 12/15/29 .................. 25 23,959
4.70% , 01/15/31 .................. 35 34,373
5.95% , 06/15/35 .................. 35 35,413
5.60% , 01/15/36 .................. 15 14,770
4.70% , 06/15/44 .................. 35 29,303
Sabine Pass Liquefaction LLC
4.20% , 03/15/28 .................. 15 14,899
4.50% , 05/15/30 .................. 60 58,965
South Bow USA Infrastructure Holdings LLC
4.91% , 09/01/27 .................. 15 15,013
5.58% , 10/01/34 .................. 35 34,276
6.18% , 10/01/54 .................. 15 13,874
Spectra Energy Partners LP, 4.50%, 03/15/45 40 32,493
Suncor Energy, Inc.
6.80% , 05/15/38 .................. 25 26,892
6.85% , 06/01/39 .................. 15 16,224
3.75% , 03/04/51
(a)
................. 30 20,840
Targa Resources Corp.
4.20% , 02/01/33 .................. 40 37,382
6.13% , 03/15/33 .................. 20 20,719
5.50% , 02/15/35 .................. 10 9,903
5.55% , 08/15/35 .................. 40 39,560
5.40% , 07/30/36 .................. 35 33,983
4.95% , 04/15/52 .................. 25 20,558
6.25% , 07/01/52 .................. 25 24,506
6.50% , 02/15/53 .................. 15 15,185
6.13% , 05/15/55 .................. 25 24,095
Targa Resources Partners LP
5.00% , 01/15/28 .................. 15 14,986
5.50% , 03/01/30 .................. 45 45,262
TransCanada PipeLines Ltd.
4.25% , 05/15/28 .................. 30 29,768
4.63% , 03/01/34 .................. 25 23,741
6.20% , 10/15/37 .................. 40 41,222
7.63% , 01/15/39 .................. 26 29,573
6.10% , 06/01/40 .................. 15 15,135
5.10% , 03/15/49 .................. 25 22,561
Transcontinental Gas Pipe Line Co. LLC, 5.10%,
03/15/36 ...................... 10 9,668
Valero Energy Corp.
4.35% , 06/01/28 .................. 40 39,805

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
BBB Rated Corporate Bond ETF
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.63% , 06/15/37 .................. USD 55 $ 59,315
3.65% , 12/01/51 .................. 35 23,685
Viper Energy Partners LLC, 5.70%, 08/01/35 . 35 34,885
Western Midstream Operating LP
4.05% , 02/01/30
(d)
................. 50 48,228
5.45% , 11/15/34 .................. 30 29,407
5.50% , 12/15/35
(a)
................. 20 19,436
5.45% , 04/01/44 .................. 15 13,289
5.30% , 03/01/48 .................. 10 8,495
5.25% , 02/01/50
(d)
................. 25 21,063
Williams Cos., Inc. (The)
3.75% , 06/15/27 .................. 45 44,763
2.60% , 03/15/31 .................. 75 67,224
5.15% , 03/15/34 .................. 20 19,565
5.60% , 03/15/35 .................. 50 49,927
5.30% , 09/30/35 .................. 10 9,744
5.15% , 03/15/36 .................. 15 14,387
6.30% , 04/15/40 .................. 40 41,104
4.90% , 01/15/45 .................. 20 17,068
5.10% , 09/15/45 .................. 50 43,859
3.50% , 10/15/51 .................. 50 32,927
5.80% , 11/15/54 .................. 45 42,064
5.95% , 03/15/56 .................. 15 14,202
6,234,230
Passenger Airlines — 0.3%
Delta Air Lines, Inc.
4.95% , 07/10/28 .................. 50 50,069
5.25% , 07/10/30 .................. 20 20,021
Southwest Airlines Co.
5.13% , 06/15/27 .................. 55 55,225
4.38% , 11/15/28 .................. 20 19,757
2.63% , 02/10/30 .................. 25 22,966
5.25% , 11/15/35 .................. 10 9,432
177,470
Personal Care Products — 0.1%
Haleon US Capital LLC
4.63% , 08/21/29 .................. 25 24,868
5.38% , 08/21/36 .................. 40 39,742
64,610
Pharmaceuticals — 2.0%
Mylan, Inc., 5.20%, 04/15/48 ........... 40 32,304
Royalty Pharma plc
1.75% , 09/02/27 .................. 28 27,272
2.15% , 09/02/31 .................. 50 43,414
3.30% , 09/02/40 .................. 35 26,318
3.55% , 09/02/50 .................. 35 23,355
5.90% , 09/02/54 .................. 35 33,245
Shire Acquisitions Investments Ireland DAC,
3.20%, 09/23/26 ................. 360 359,716
Takeda Pharmaceutical Co. Ltd.
5.00% , 11/26/28 .................. 200 200,563
2.05% , 03/31/30 .................. 220 198,603
Teva Pharmaceutical Finance Netherlands III BV,
4.10%, 10/01/46 ................. 50 36,875
Viatris, Inc.
2.30% , 06/22/27 .................. 50 49,002
2.70% , 06/22/30 .................. 45 40,930
4.00% , 06/22/50 .................. 30 20,076
Zoetis, Inc.
2.00% , 05/15/30 .................. 17 15,292
5.00% , 08/17/35
(a)
................. 35 33,777
4.70% , 02/01/43 .................. 40 34,455
1,175,197
Security
Par (000)
Par (000) Value
Professional Services — 0.6%
Broadridge Financial Solutions, Inc.
2.60% , 05/01/31 .................. USD 39 $ 34,723
5.75% , 05/15/36 .................. 10 9,868
Equifax, Inc.
5.10% , 06/01/28 .................. 15 15,060
3.10% , 05/15/30 .................. 15 13,985
2.35% , 09/15/31 .................. 28 24,423
5.65% , 08/15/33 .................. 10 10,009
Jacobs Engineering Group, Inc., 5.90%,
03/01/33 ...................... 30 30,467
Jacobs Solutions, Inc., 4.75%, 03/03/31 .... 30 29,270
Mobility Global, Inc.
(c)
5.05% , 06/15/29 .................. 50 49,674
6.05% , 06/15/36 .................. 10 9,802
Paychex, Inc.
5.10% , 04/15/30 .................. 25 25,006
5.35% , 04/15/32 .................. 25 24,977
5.60% , 04/15/35
(a)
................. 30 29,762
Verisk Analytics, Inc.
5.75% , 04/01/33 .................. 10 10,183
5.25% , 06/05/34 .................. 35 34,275
3.63% , 05/15/50 .................. 20 13,511
364,995
Real Estate Management & Development — 0.2%
CBRE Services, Inc.
5.50% , 04/01/29 .................. 30 30,413
2.50% , 04/01/31
(a)
................. 30 26,725
4.90% , 01/15/33 .................. 10 9,685
5.50% , 06/15/35 .................. 30 29,669
5.25% , 06/01/36 .................. 10 9,628
106,120
Residential REITs — 0.4%
American Homes 4 Rent LP
4.95% , 06/15/30 .................. 25 24,778
3.63% , 04/15/32 .................. 20 18,276
5.25% , 03/15/35 .................. 25 24,317
Essex Portfolio LP, 2.65%, 03/15/32 ...... 45 39,365
Invitation Homes Operating Partnership LP
2.30% , 11/15/28 .................. 21 19,875
2.00% , 08/15/31 .................. 20 17,098
4.88% , 02/01/35 .................. 30 28,390
Sun Communities Operating LP, 2.70%, 07/15/31 35 31,052
UDR, Inc., 3.00%, 08/15/31 ............ 25 22,609
225,760
Retail REITs — 0.2%
Brixmor Operating Partnership LP
4.13% , 05/15/29 .................. 15 14,680
4.05% , 07/01/30 .................. 15 14,420
2.50% , 08/16/31 .................. 30 26,377
NNN REIT, Inc.
4.60% , 02/15/31 .................. 25 24,512
5.50% , 06/15/34 .................. 15 14,965
94,954
Semiconductors & Semiconductor Equipment — 2.1%
Intel Corp.
3.15% , 05/11/27 .................. 15 14,866
4.88% , 02/10/28 .................. 25 25,048
1.60% , 08/12/28 .................. 65 61,212
2.45% , 11/15/29 .................. 25 23,103
3.90% , 03/25/30 .................. 25 24,031
2.00% , 08/12/31 .................. 110 94,405
5.20% , 02/10/33 .................. 55 54,355
5.15% , 02/21/34
(a)
................. 90 87,687

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
BBB Rated Corporate Bond ETF
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
5.30% , 05/15/36 .................. USD 20 $ 19,272
4.60% , 03/25/40 .................. 10 8,661
2.80% , 08/12/41 .................. 25 16,774
5.63% , 02/10/43 .................. 20 18,587
4.90% , 07/29/45 .................. 15 12,412
4.10% , 05/19/46 .................. 40 29,351
3.73% , 12/08/47 .................. 120 82,021
4.75% , 03/25/50 .................. 25 19,649
3.05% , 08/12/51 .................. 55 32,295
5.70% , 02/10/53 .................. 85 75,793
5.60% , 02/21/54
(a)
................. 20 17,565
6.13% , 05/15/56 .................. 15 14,122
3.10% , 02/15/60 .................. 10 5,364
3.20% , 08/12/61 .................. 40 21,615
5.90% , 02/10/63 .................. 60 53,635
Marvell Technology, Inc.
2.45% , 04/15/28 .................. 50 48,252
5.75% , 02/15/29 .................. 10 10,184
2.95% , 04/15/31 .................. 57 51,652
5.30% , 04/15/36 .................. 20 19,269
Microchip Technology, Inc.
4.90% , 03/15/28 .................. 25 25,042
5.05% , 03/15/29 .................. 10 10,028
5.05% , 02/15/30 .................. 20 19,906
Micron Technology, Inc.
3.37% , 11/01/41 .................. 15 11,229
3.48% , 11/01/51 .................. 15 10,038
NXP BV
4.30% , 06/18/29 .................. 11 10,817
2.50% , 05/11/31 .................. 50 44,287
2.65% , 02/15/32 .................. 45 39,300
5.00% , 01/15/33 .................. 45 43,947
3.25% , 05/11/41 .................. 20 14,506
3.13% , 02/15/42 .................. 15 10,636
3.25% , 11/30/51 .................. 20 12,563
Skyworks Solutions, Inc., 5.75%, 01/10/32 .. 30 29,789
1,223,268
Software — 3.9%
Atlassian Corp., 5.50%, 05/15/34 ........ 15 14,731
Autodesk, Inc., 2.40%, 12/15/31 ......... 56 48,672
Oracle Corp.
2.80% , 04/01/27 .................. 15 14,848
2.30% , 03/25/28
(a)
................. 75 71,762
4.50% , 05/06/28 .................. 40 39,565
4.80% , 08/03/28 .................. 10 9,929
4.55% , 02/04/29 .................. 115 112,348
4.20% , 09/27/29 .................. 25 24,029
2.95% , 04/01/30 .................. 105 95,154
4.65% , 05/06/30 .................. 25 24,053
4.45% , 09/26/30 .................. 10 9,463
4.95% , 02/04/31
(a)
................. 45 43,128
2.88% , 03/25/31 .................. 140 122,624
5.25% , 02/03/32 .................. 40 38,347
4.80% , 09/26/32 .................. 120 111,001
6.25% , 11/09/32 .................. 80 79,694
4.30% , 07/08/34 .................. 40 34,536
4.70% , 09/27/34 .................. 35 30,863
3.90% , 05/15/35 .................. 20 16,329
5.50% , 08/03/35 .................. 55 50,396
5.20% , 09/26/35 .................. 75 67,221
5.70% , 02/04/36
(a)
................. 15 13,866
3.80% , 11/15/37 .................. 50 38,051
6.50% , 04/15/38 .................. 55 53,090
3.60% , 04/01/40 .................. 85 58,900
Security
Par (000)
Par (000) Value
Software (continued)
3.65% , 03/25/41 .................. USD 80 $ 54,063
4.50% , 07/08/44 .................. 10 7,054
5.88% , 09/26/45 .................. 80 65,954
4.00% , 07/15/46 .................. 90 57,587
3.60% , 04/01/50 .................. 100 57,877
3.95% , 03/25/51 .................. 85 51,521
5.55% , 02/06/53 .................. 75 56,695
6.00% , 08/03/55 .................. 50 40,120
5.95% , 09/26/55 .................. 80 63,556
6.70% , 02/04/56
(a)
................. 50 43,918
3.85% , 04/01/60 .................. 45 25,242
4.10% , 03/25/61
(a)
................. 130 75,921
6.13% , 08/03/65
(a)
................. 25 19,760
6.10% , 09/26/65 .................. 85 67,029
Roper Technologies, Inc.
1.40% , 09/15/27 .................. 75 72,737
4.50% , 10/15/29 .................. 10 9,869
1.75% , 02/15/31
(a)
................. 58 50,016
4.90% , 10/15/34 .................. 35 33,223
5.10% , 09/15/35 .................. 20 19,032
Synopsys, Inc.
4.65% , 04/01/28 .................. 25 24,963
4.85% , 04/01/30 .................. 20 19,879
5.00% , 04/01/32 .................. 20 19,755
5.15% , 04/01/35 .................. 60 58,233
5.70% , 04/01/55 .................. 45 41,603
Trimble, Inc., 6.10%, 03/15/33 .......... 30 30,793
Workday, Inc.
3.50% , 04/01/27 .................. 15 14,911
3.80% , 04/01/32 .................. 40 37,143
2,341,054
Specialized REITs — 2.0%
American Tower Corp.
3.38% , 10/15/26 .................. 72 71,874
3.55% , 07/15/27 .................. 55 54,557
3.80% , 08/15/29 .................. 150 145,542
2.70% , 04/15/31 .................. 35 31,473
5.65% , 03/15/33 .................. 15 15,207
5.55% , 07/15/33 .................. 10 10,059
5.90% , 11/15/33 .................. 45 46,060
5.40% , 01/31/35 .................. 35 34,644
5.35% , 03/15/35 .................. 10 9,852
3.10% , 06/15/50 .................. 40 24,775
2.95% , 01/15/51 .................. 20 11,908
Crown Castle, Inc.
2.90% , 03/15/27 .................. 15 14,872
3.80% , 02/15/28 .................. 80 78,828
3.10% , 11/15/29 .................. 15 14,124
2.25% , 01/15/31
(a)
................. 25 22,038
2.10% , 04/01/31 .................. 45 39,118
2.50% , 07/15/31 .................. 30 26,381
5.20% , 09/01/34 .................. 30 29,074
2.90% , 04/01/41 .................. 34 23,702
3.25% , 01/15/51 .................. 35 21,911
CubeSmart LP
2.25% , 12/15/28 .................. 10 9,437
2.50% , 02/15/32 .................. 10 8,670
Equinix, Inc.
2.90% , 11/18/26 .................. 10 9,964
1.80% , 07/15/27 .................. 15 14,651
1.55% , 03/15/28 .................. 50 47,619
5.00% , 08/15/29 .................. 30 29,972
3.20% , 11/18/29 .................. 25 23,641
2.15% , 07/15/30 .................. 60 53,619

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
BBB Rated Corporate Bond ETF
Schedule of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
2.95% , 09/15/51 .................. USD 37 $ 21,608
Extra Space Storage LP
5.70% , 04/01/28 .................. 40 40,522
2.40% , 10/15/31 .................. 15 13,090
2.35% , 03/15/32 .................. 10 8,582
4.95% , 01/15/33 .................. 25 24,324
5.40% , 06/15/35 .................. 30 29,550
SBA Communications Corp., 5.45%, 07/15/33 40 39,484
Weyerhaeuser Co.
4.00% , 11/15/29 .................. 10 9,713
7.38% , 03/15/32 .................. 45 49,446
1,159,891
Specialty Retail — 1.6%
AutoNation, Inc.
4.45% , 01/15/29 .................. 10 9,860
3.85% , 03/01/32 .................. 40 36,879
AutoZone, Inc.
3.75% , 06/01/27 .................. 10 9,950
6.25% , 11/01/28 .................. 10 10,287
5.10% , 07/15/29 .................. 40 40,231
1.65% , 01/15/31
(a)
................. 25 21,652
4.75% , 08/01/32 .................. 33 32,206
4.75% , 02/01/33 .................. 20 19,381
5.40% , 07/15/34 .................. 10 9,949
Best Buy Co., Inc., 1.95%, 10/01/30 ...... 14 12,381
Dick's Sporting Goods, Inc., 4.10%, 01/15/52
(a)
20 13,632
Lowe's Cos., Inc.
1.70% , 09/15/28 .................. 30 28,245
3.65% , 04/05/29 .................. 10 9,715
4.50% , 04/15/30 .................. 25 24,648
1.70% , 10/15/30 .................. 96 84,248
4.25% , 03/15/31 .................. 25 24,166
2.63% , 04/01/31 .................. 25 22,549
3.75% , 04/01/32 .................. 80 74,400
4.50% , 10/15/32 .................. 15 14,417
5.00% , 04/15/33 .................. 65 64,035
4.85% , 10/15/35 .................. 20 19,041
3.70% , 04/15/46 .................. 55 39,477
4.55% , 04/05/49 .................. 10 7,946
4.25% , 04/01/52 .................. 50 37,252
5.63% , 04/15/53
(a)
................. 15 13,773
5.75% , 07/01/53 .................. 25 23,326
4.45% , 04/01/62 .................. 15 10,997
5.80% , 09/15/62 .................. 30 27,680
5.85% , 04/01/63 .................. 30 27,886
O'Reilly Automotive, Inc.
3.90% , 06/01/29 .................. 60 58,582
4.80% , 08/14/29 .................. 30 29,915
4.70% , 06/15/32 .................. 10 9,771
5.00% , 08/19/34 .................. 35 33,896
Tractor Supply Co., 5.25%, 05/15/33
(a)
..... 30 29,797
932,170
Technology Hardware, Storage & Peripherals — 1.6%
Dell International LLC
5.25% , 02/01/28 .................. 60 60,434
4.75% , 04/01/28 .................. 65 65,028
4.35% , 02/01/30 .................. 40 39,108
4.50% , 02/15/31 .................. 40 39,006
5.30% , 04/01/32 .................. 60 60,033
5.40% , 04/15/34
(a)
................. 25 24,816
4.85% , 02/01/35
(a)
................. 50 47,592
8.10% , 07/15/36 .................. 35 40,570
5.25% , 02/15/37 .................. 10 9,611
3.38% , 12/15/41 .................. 20 14,698
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
8.35% , 07/15/46 .................. USD 15 $ 18,131
3.45% , 12/15/51 .................. 40 26,403
Hewlett Packard Enterprise Co.
4.05% , 09/15/27 .................. 50 49,772
4.40% , 09/25/27 .................. 15 14,967
4.55% , 10/15/29 .................. 30 29,586
4.40% , 10/15/30 .................. 35 34,087
4.85% , 10/15/31 .................. 50 49,110
5.00% , 10/15/34 .................. 20 19,178
6.20% , 10/15/35
(a) (d)
................ 45 47,129
6.35% , 10/15/45
(d)
................. 35 34,612
5.60% , 10/15/54 .................. 25 22,085
HP, Inc.
4.75% , 01/15/28 .................. 20 20,006
4.00% , 04/15/29 .................. 25 24,427
2.65% , 06/17/31 .................. 45 39,908
4.20% , 04/15/32
(a)
................. 25 23,515
5.50% , 01/15/33
(a)
................. 25 25,111
6.00% , 09/15/41
(a)
................. 25 24,535
NetApp, Inc.
2.38% , 06/22/27 .................. 10 9,826
5.70% , 03/17/35 .................. 25 24,997
938,281
Tobacco — 1.6%
Altria Group, Inc.
4.80% , 02/14/29 .................. 39 38,972
2.45% , 02/04/32 .................. 75 65,264
5.63% , 02/06/35 .................. 15 15,072
5.80% , 02/14/39 .................. 70 68,821
3.40% , 02/04/41 .................. 15 11,073
4.50% , 05/02/43 .................. 60 48,726
5.38% , 01/31/44 .................. 15 13,502
5.95% , 02/14/49
(a)
................. 45 42,467
3.70% , 02/04/51 .................. 65 43,285
4.00% , 02/04/61 .................. 25 16,586
BAT Capital Corp.
3.56% , 08/15/27 .................. 89 88,228
2.26% , 03/25/28 .................. 75 72,234
4.91% , 04/02/30 .................. 10 9,953
6.34% , 08/02/30 .................. 15 15,654
5.83% , 02/20/31 .................. 25 25,675
2.73% , 03/25/31 .................. 75 67,766
4.74% , 03/16/32
(a)
................. 35 34,237
6.00% , 02/20/34 .................. 45 46,488
4.39% , 08/15/37 .................. 65 57,708
4.54% , 08/15/47 .................. 45 35,547
4.76% , 09/06/49 .................. 45 36,109
5.65% , 03/16/52 .................. 10 9,042
7.08% , 08/02/53 .................. 30 32,435
6.25% , 08/15/55 .................. 35 34,177
BAT International Finance plc, 5.93%, 02/02/29 10 10,245
Reynolds American, Inc.
6.15% , 09/15/43 .................. 10 9,870
5.85% , 08/15/45 .................. 30 28,401
977,537
Trading Companies & Distributors — 0.6%
Ferguson Enterprises, Inc.
4.80% , 08/14/29 .................. 10 9,967
5.00% , 10/03/34 .................. 35 33,888
GATX Corp.
4.70% , 04/01/29 .................. 20 19,882
4.00% , 06/30/30 .................. 15 14,474
6.05% , 03/15/34 .................. 10 10,292
5.50% , 06/15/35 .................. 15 14,838

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
BBB Rated Corporate Bond ETF
22
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
3.10% , 06/01/51 .................. USD 15 $ 9,111
6.05% , 06/05/54
(a)
................. 15 14,517
Sumisho Air Lease Corp.
2.20% , 01/15/27 .................. 20 19,826
4.40% , 03/24/28
(c)
................. 25 24,826
2.10% , 09/01/28 .................. 65 61,528
4.50% , 03/24/29
(c)
................. 35 34,554
3.00% , 02/01/30 .................. 25 23,279
4.85% , 03/24/31
(c)
................. 25 24,463
2.88% , 01/15/32 .................. 25 22,100
5.50% , 03/24/36
(c)
................. 20 19,493
357,038
Water Utilities — 0.1%
Essential Utilities, Inc.
2.70% , 04/15/30 .................. 10 9,223
5.38% , 01/15/34 .................. 30 29,889
3.35% , 04/15/50 .................. 15 9,761
5.30% , 05/01/52 .................. 20 17,656
66,529
Wireless Telecommunication Services — 2.6%
Rogers Communications, Inc.
3.20% , 03/15/27 .................. 26 25,830
5.00% , 02/15/29 .................. 25 24,979
3.80% , 03/15/32 .................. 35 32,163
5.30% , 02/15/34 .................. 40 38,726
5.00% , 03/15/44 .................. 40 34,366
3.70% , 11/15/49 .................. 40 27,707
4.55% , 03/15/52 .................. 45 33,978
Telefonica Europe BV, 8.25%, 09/15/30 .... 35 38,742
T-Mobile USA, Inc.
3.75% , 04/15/27 .................. 60 59,752
2.05% , 02/15/28 .................. 65 62,625
4.95% , 03/15/28 .................. 25 25,088
3.38% , 04/15/29 .................. 35 33,750
3.88% , 04/15/30 .................. 145 139,374
2.55% , 02/15/31 .................. 145 130,158
3.50% , 04/15/31 .................. 35 32,597
5.13% , 05/15/32 .................. 75 74,506
5.05% , 07/15/33 .................. 35 34,253
4.70% , 01/15/35 .................. 55 51,569
5.00% , 02/15/36 .................. 20 18,989
4.38% , 04/15/40 .................. 55 46,445
3.00% , 02/15/41 .................. 55 38,858
4.50% , 04/15/50 .................. 70 53,385
3.30% , 02/15/51 .................. 60 36,981
3.40% , 10/15/52 .................. 60 36,982
5.65% , 01/15/53 .................. 50 44,600
6.00% , 06/15/54 .................. 15 14,001
5.50% , 01/15/55 .................. 35 30,437
5.25% , 06/15/55 .................. 20 16,719
5.88% , 11/15/55 .................. 55 50,352
5.85% , 02/15/56
(a)
................. 10 9,118
3.60% , 11/15/60 .................. 60 36,292
Vodafone Group plc
5.35% , 06/18/36 .................. 30 29,089
6.15% , 02/27/37 .................. 33 33,990
4.38% , 02/19/43 .................. 20 16,194
5.25% , 05/30/48 .................. 35 30,429
4.88% , 06/19/49 .................. 15 12,268
4.25% , 09/17/50 .................. 25 18,405
5.75% , 06/28/54 .................. 35 31,832
6.10% , 06/18/56 .................. 25 23,698
5.75% , 02/10/63 .................. 28 24,943
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
5.88% , 06/28/64 .................. USD 15 $ 13,574
1,567,744
Total Long-Term Investments — 95 .9%
(Cost: $ 59,109,318 ) ............................... 56,883,952
Shares
Shares
Short-Term Securities
Money Market Funds — 10.2%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(g)
.................. 3,430,240 3,431,268
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.65% ................... 2,608,781 2,608,781
Total Short-Term Securities — 10 .2%
(Cost: $ 6,039,321 ) ............................... 6,040,049
Total Investments — 106 .1%
(Cost: $ 65,148,639 ) ............................... 62,924,001
Liabilities in Excess of Other Assets — (6.1) % ............. (3,590,459)
Net Assets — 100.0% ...............................
$ 59,333,542
(a)
All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
August 31, 2026
iShares
®
BBB Rated Corporate Bond ETF
Schedule of Investments
23
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
02/28/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
Shares
Held at
08/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 3,716,953 $ — $ (284,869)
(a)
$ (611) $ (205) $ 3,431,268 3,430,240 $ 5,004
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,386,562 1,222,219
(a)
— — — 2,608,781 2,608,781 39,737 —
$ (611) $ (205) $ 6,040,049 $ 44,741 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 56,883,952 $ — $ 56,883,952
Short-Term Securities
Money Market Funds ...................................... 6,040,049 — — 6,040,049
$ 6,040,049 $ 56,883,952 $ — $ 62,924,001

Statements of Assets and Liabilities
(unaudited)
August 31, 2026
2026
iShares Semi-Annual Financial Statements and Additional Information
24
See notes to financial statements.
iShares Agency
Bond ETF
iShares
BBB Rated
Corporate Bond
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 618,860,481 $ 56,883,952
Investments, at value — affiliated
(c)
........................................................................... 9,216,277 6,040,049
Cash .............................................................................................. 24,373 —
Receivables: – –
Investment s sold ..................................................................................... 2,113,046 693,472
Securities lending income — affiliated ....................................................................... 836 863
Dividends — affiliated .................................................................................. 11,995 7,734
Interest — unaffiliated .................................................................................. 6,645,862 787,089
Total a ssets ..........................................................................................
636,872,870 64,413,159
LIABILITIES
Collateral on securities loaned .............................................................................. 4,145,303 3,434,163
Payables: – –
Investments purchased ................................................................................. — 1,637,889
Investment advisory fees ................................................................................ 73,693 7,561
Other accrued expenses ................................................................................ — 4
Total li abilities .........................................................................................
4,218,996 5,079,617
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 632,653,874 $ 59,333,542
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 671,234,905 $ 63,441,989
Accumulated loss ...................................................................................... (38,581,031) (4,108,447)
NET ASSETS .........................................................................................
$ 632,653,874 $ 59,333,542
NET ASSET VALUE
Shares outstanding .....................................................................................
5,850,000 700,000
Net asset value ........................................................................................
$ 108.15 $ 84.76
Shares authorized ......................................................................................
Unlimited Unlimited
Par value ............................................................................................
None None
(a)
  Investments, at cost — unaffiliated ................................................................... $ 633,632,050 $ 59,109,318
(b)
  Securities loaned, at value ........................................................................ $ 3,956,728 $ 3,306,139
(c)
  Investments, at cost — affiliated ..................................................................... $ 9,216,277 $ 6,039,321

Statements of Operations
(unaudited)

Six Months Ended August 31, 2026
25
Statements of Operations
iShares Agency
Bond ETF
iShares BBB
Rated Corporate
Bond ETF
INVESTMENT INCOME – –
Dividends — affiliated ............................................................................... $ 85,849 $ 39,737
Interest — unaffiliated ............................................................................... 10,496,337 1,369,360
Securities lending income — affiliated — net ............................................................... 3,529 5,004
Total investment income ...............................................................................
10,585,715 1,414,101
EXPENSES
Investment advisory ................................................................................ 536,373 42,491
Total expenses .....................................................................................
536,373 42,491
Net investment income ................................................................................
10,049,342 1,371,610
REALIZED AND UNREALIZED GAIN (LOSS) $ (15,194,352) $ (2,132,580)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... $ 63,213 $ (504,245)
Investments — affiliated ........................................................................... — (611)
In-kind redemptions — unaffiliated
(a)
................................................................... 128,574 55,164
191,787 (449,692)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... (15,386,139) (1,682,684)
Investments — affiliated ........................................................................... — (205)
(15,386,139) (1,682,889)
Net realized and unrealized loss ..........................................................................
(15,194,352) (2,132,581)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ (5,145,010) $ (760,971)
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets

2026
iShares Semi-Annual Financial Statements and Additional Information
26
See notes to financial statements.
iShares Agency Bond ETF iShares BBB Rated Corporate Bond ETF
Six Months Ended
08/31/26
(unaudited)
Year Ended
02/28/26
Six Months Ended
08/31/26
(unaudited)
Year Ended
02/28/26
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 10,049,342 $ 22,416,800 $ 1,371,610 $ 2,124,306
Net realized gain (loss) ............................................ 191,787 (108,092) (449,692) (470,285)
Net change in unrealized appreciation (depreciation) ........................ (15,386,139) 8,674,172 (1,682,889) 1,143,789
Net increase (decrease) in net assets resulting from operations ...................
(5,145,010) 30,982,880 (760,971) 2,797,810
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(9,969,129)
(b)
(22,857,454) (1,324,342)
(b)
(2,089,075)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
70,382,132 (131,186,341) 8,612,322 8,810,911
NET ASSETS
Total increase (decrease) in net assets ................................... 55,267,993 (123,060,915) 6,527,009 9,519,646
Beginning of period ................................................
577,385,881 700,446,796 52,806,533 43,286,887
End of period ....................................................
$ 632,653,874 $ 577,385,881 $ 59,333,542 $ 52,806,533
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
27
Financial Highlights
iShares Agency Bond ETF
Six Months
Ended
08/31/26
(unaudited)
Year Ended
02/28/26
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Net asset value, beginning of period ................
$ 111.04  $ 109.44  $ 107.65  $ 106.38  $ 114.97  $ 118.50
Net investment income
(a)
........................
1 .97  4 .08  3 .85  3 .53  2 .01  0 .85
Net realized and unrealized gain (loss)
(b)
..............
(2.90) 1.65  1.73  1.20  (8.76) (3.24)
Net increase (decrease) from investment operations ....... (0.93) 5.73  5.58  4.73  (6.75) (2.39)
Distributions
(c)
– – – – – –
From net investment income .....................
( 1 .96 )
(d)
( 4 .13 ) ( 3 .79 ) ( 3 .46 ) ( 1 .84 ) ( 0 .84 )
From net realized gain ..........................
—  —  —  —  —  ( 0 .30 )
Total distributions .............................. (1.96) (4.13) (3.79) (3.46) (1.84) (1.14)
Net asset value, end of period ..................... $ 108.15  $ 111.04  $ 109.44  $ 107.65  $ 106.38  $ 114.97
Total Return
(e)
Based on net asset value ......................... (0.82)%
(f)
5.32% 5.30% 4.52% (5.89)% (2.02)%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.19%
(h)
0.20% 0.20% 0.20% 0.20% 0.20%
Net investment income ...........................
3.58%
(h)
3.72% 3.56% 3.29% 1.85% 0.73%
Supplemental Data
Net assets, end of period (000) ..................... $ 632,654  $ 577,386  $ 700,447  $ 667,405  $ 686,174  $ 712,828
Portfolio turnover rate
(i)
........................... 4% 45% 39% 39% 92% 146%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Semi-Annual Financial Statements and Additional Information
28
iShares BBB Rated Corporate Bond ETF
Six Months
Ended
08/31/26
(unaudited)
Year Ended
02/28/26
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Period from
05/18/21
(a)
to 02/28/22
Net asset value, beginning of period ...............
$ 88.01  $ 86.57  $ 84.83  $ 82.78  $ 95.89  $ 100.00
Net investment income
(b)
.......................
2 .10  4 .09  3 .93  3 .50  2 .48  1 .70
Net realized and unrealized gain (loss)
(c)
.............
(3.31) 1.39  1.64  2.02  (12.15) (4.28)
Net increase (decrease) from investment operations ...... (1.21) 5.48  5.57  5.52  (9.67) (2.58)
Distributions
(d)
– – – – – –
From net investment income ....................
( 2 .04 )
(e)
( 4 .04 ) ( 3 .83 ) ( 3 .47 ) ( 2 .71 ) ( 1 .53 )
From net realized gain .........................
—  —  —  —  ( 0 .73 ) —
Total distributions ............................. (2.04) (4.04) (3.83) (3.47) (3.44) (1.53)
Net asset value, end of period .................... $ 84.76  $ 88.01  $ 86.57  $ 84.83  $ 82.78  $ 95.89
Total Return
(f)
Based on net asset value ........................ (1.35)%
(g)
6.48% 6.74% 6.81% (10.14)% (2.66)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ...............................
0.15%
(i)
0.15% 0.15% 0.15% 0.15% 0.15%
(i)
Net investment income ..........................
4.84%
(i)
4.72% 4.58% 4.19% 2.85% 2.14%
(i)
Supplemental Data
Net assets, end of period (000) .................... $ 59,334  $ 52,807  $ 43,287  $ 33,932  $ 24,833  $ 71,916
Portfolio turnover rate
(j)
.......................... 22% 22% 13% 15% 10% 19%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
29
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price
(including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund.
The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The
iShares ETF
Diversification
Classification
Agency Bond ....................................................................................................... Diversified
BBB Rated Corporate Bond .............................................................................................. Diversified

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
30
amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange ("NYSE") . Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Stripped Bonds: A stripped bond is a bond that has had its coupon payments and principal repayment stripped into two separate components then the separate parts are sold as a zero-coupon bond and an interest paying coupon bond. Once stripped, each component trades as a separate security. Stripped bonds have a greater sensitivity to changes in interest rates than similar maturity debt obligations which provide for regular interest payments.

Notes to Financial Statements
(unaudited) (continued)
31
Notes to Financial Statements
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following tables are a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Agency Bond
Citigroup Global Markets, Inc. .............................. $ 1,002,720 $ (1,002,720) $ – $ –
J.P. Morgan Securities LLC ............................... 53,590 (53,590) – –
TD Securities (USA) LLC ................................. 2,603,049 (2,603,049) – –
Wells Fargo Securities LLC ............................... 297,369 (297,369) – –
$ 3,956,728 $ (3,956,728) $ – $ –
BBB Rated Corporate Bond
Barclays Capital, Inc. ................................... $ 303,582 $ (303,582) $ – $ –
BNP Paribas SA ....................................... 636,688 (636,688) – –
BofA Securities, Inc. .................................... 175,363 (175,363) – –
Citigroup Global Markets, Inc. .............................. 221,292 (221,292) – –
J.P. Morgan Securities LLC ............................... 1,166,568 (1,166,568) – –
Morgan Stanley ....................................... 128,331 (128,331) – –
National Bank Financial, Inc. .............................. 193,125 (193,125) – –
Nomura Securities International, Inc. ......................... 7,525 (7,525) – –
RBC Capital Markets LLC ................................ 341,386 (341,386) – –
Scotia Capital (USA), Inc. ................................ 82,824 (82,824) – –
TD Securities (USA) LLC ................................. 27,494 (27,494) – –
UBS Securities LLC .................................... 8,982 (8,982) – –
Wells Fargo Bank N.A. .................................. 12,979 (12,979) – –
$ 3,306,139 $ (3,306,139) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds' Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
32
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.15%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Effective July 31, 2026, for its investment advisory services to the Agency Bond, BFA is entitled to an annual investment advisory fee of 0.15%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to July 31, 2026, BFA was entitled to an annual investment advisory fee of 0.20%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
August 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Amounts
Agency Bond ........................................................................................................... $ 1,361
BBB Rated Corporate Bond .................................................................................................. 1,792

Notes to Financial Statements
(unaudited) (continued)
33
Notes to Financial Statements
6. Purchases and Sales
For the six months ended August 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended August 31, 2026, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of February 28, 2026, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of August 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit
U.S. Government Securities Other Securities
iShares ETF Purchases Sales Purchases Sales
Agency Bond ........................................................ $ 76,056,594 $ 22,840,197 $ — $ —
BBB Rated Corporate Bond ............................................... — — 11,734,133 13,044,876
iShares ETF
In-kind
Purchases
In-kind
Sales
Agency Bond ......................................................................................... $ 73,791,629 $ 11,534,843
BBB Rated Corporate Bond ............................................................................... 12,539,963 4,197,227
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
Agency Bond ....................................................................................................... $ (25,749,086)
BBB Rated Corporate Bond .............................................................................................. (1,661,724)
(a)
Amounts available to offset future realized capital gains.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Agency Bond .................................................... $ 642,848,327 $ 69,793 $ (14,841,362) $ (14,771,569)
BBB Rated Corporate Bond .......................................... 65,167,811 73,235 (2,317,045) (2,243,810)

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
34
risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
Six Months Ended
08/31/26
Year Ended
02/28/26
iShares ETF Shares Amount Shares Amount
Agency Bond
Shares sold 850,000 $ 92,339,480 150,000 $ 16,381,400
Shares redeemed
(200,000) (21,957,348) (1,350,000) (147,567,741)
650,000 $ 70,382,132 (1,200,000) $ (131,186,341)
BBB Rated Corporate Bond
Shares sold 150,000 $ 12,918,672 100,000 $ 8,810,911
Shares redeemed
(50,000) (4,306,350) — —
100,000 $ 8,612,322 100,000 $ 8,810,911

Notes to Financial Statements
(unaudited) (continued)
35
Notes to Financial Statements
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Additional Information
2026
iShares Semi-Annual Financial Statements and Additional Information
36
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund's Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
37
Board Review and Approval of Investment Advisory Contract
iShares Agency Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
38
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that during the June
10-11, 2026 meeting, the Board and BFA agreed to a permanent reduction to the advisory fee rate charged to the Fund. In addition, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to
BFA
(including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and

Board Review and Approval of Investment Advisory Contract
(continued)
39
Board Review and Approval of Investment Advisory Contract
intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares BBB Rated Corporate Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of

Board Review and Approval of Investment Advisory Contract
(continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
40
the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the

Board Review and Approval of Investment Advisory Contract
(continued)
41
Board Review and Approval of Investment Advisory Contract
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
2026
iShares Semi-Annual Financial Statements and Additional Information
42
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
STRIPS Separate Trading of Registered Interest & Principal of Securities

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited or
Markit Indices Limited, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
iShares Trust

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: October 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: October 21, 2026

By:     /s/ Trent Walker
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: October 21, 2026